SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.5%

Communication Services — 8.8%
Alphabet Inc, Cl A	75,638	$13,777
Alphabet Inc, Cl C	144,235	26,455
AT&T Inc	512,865	9,801
Comcast Corp, Cl A	142,077	5,564
Fox Corp, Cl A	57,265	1,968
Liberty Media Corp-Liberty Formula One, Cl C *	4,722	339
Meta Platforms Inc, Cl A	69,198	34,891
Netflix Inc *	11,750	7,930
Nexstar Media Group Inc, Cl A	28,996	4,814
Paramount Global, Cl B	29,932	311
Pinterest Inc, Cl A *	97,364	4,291
Spotify Technology SA *	1,623	509
TEGNA Inc	84,878	1,183
T-Mobile US Inc	67,629	11,915
Verizon Communications Inc	142,828	5,890
Walt Disney Co/The	159,952	15,882

		145,520
Consumer Discretionary — 9.4%
Amazon.com Inc, Cl A *	177,699	34,340
Autoliv Inc	15,778	1,688
AutoNation Inc *	13,760	2,193
Bloomin' Brands Inc	125,386	2,411
Booking Holdings Inc	315	1,248
BorgWarner Inc	51,591	1,663
Burlington Stores Inc *	5,837	1,401
Deckers Outdoor Corp *	2,357	2,281
Dick's Sporting Goods Inc	27,956	6,006
Dillard's Inc, Cl A	6,450	2,840
DraftKings Inc, Cl A *	81,183	3,099
eBay Inc	56,727	3,047
Ford Motor Co	65,375	820
General Motors Co	290,119	13,479
Goodyear Tire & Rubber Co/The *	61,552	699
Harley-Davidson Inc, Cl A	49,267	1,652
Home Depot Inc/The	28,067	9,662
KB Home	12,094	849
Kohl's Corp	24,781	570
Lennar Corp, Cl A	27,882	4,179
Lithia Motors Inc, Cl A	10,795	2,725
Lululemon Athletica Inc *	970	290
Magna International Inc, Cl A	53,219	2,230
Marriott International Inc/MD, Cl A	23,478	5,676
McDonald's Corp	1,116	284
MercadoLibre Inc *	3,664	6,021
NIKE Inc, Cl B	122,430	9,228
Penske Automotive Group Inc, Cl A	14,922	2,224
Phinia Inc	12,286	484
Pool Corp	6,454	1,983
PulteGroup Inc	85,340	9,396
PVH Corp	14,325	1,517

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ross Stores Inc	42,423	$6,165
Tesla Inc *	16,338	3,233
Whirlpool Corp	27,260	2,786
Williams-Sonoma Inc	22,142	6,252
Wingstop Inc, Cl A	787	333

		154,954
Consumer Staples — 5.8%
Altria Group Inc	90,582	4,126
Ambev SA ADR	248,008	508
Archer-Daniels-Midland Co	32,708	1,977
Bunge Global SA	12,997	1,388
Casey's General Stores Inc	18,037	6,882
Coca-Cola Co/The	51,380	3,270
Colgate-Palmolive Co	22,128	2,147
Conagra Brands Inc	263,174	7,479
Constellation Brands Inc, Cl A	16,587	4,268
Costco Wholesale Corp	8,607	7,316
Ingredion Inc	43,691	5,011
Kenvue Inc	207,123	3,766
Kraft Heinz Co/The	8,297	267
Kroger Co/The	310,770	15,517
Molson Coors Beverage Co, Cl B	52,006	2,644
PepsiCo Inc	59,963	9,890
Philip Morris International Inc	47,940	4,858
Procter & Gamble Co/The	7,998	1,319
Target Corp, Cl A	37,098	5,492
Tyson Foods Inc, Cl A	105,363	6,020
Walmart Inc	14,474	980

		95,125
Energy — 4.1%
APA Corp	35,975	1,059
BP PLC ADR	175,357	6,330
Canadian Natural Resources Ltd	159,950	5,694
Cheniere Energy Inc	17,498	3,059
Chevron Corp	41,375	6,472
ConocoPhillips	81,177	9,285
Devon Energy Corp	71,669	3,397
Diamondback Energy Inc, Cl A	30,355	6,077
Exxon Mobil Corp	24,695	2,843
Halliburton Co	9,856	333
HF Sinclair Corp	33,490	1,786
Marathon Oil Corp	45,524	1,305
Marathon Petroleum Corp	29,810	5,172
Phillips 66	23,171	3,271
Scorpio Tankers Inc	20,847	1,695
Shell PLC ADR	69,710	5,032
Valero Energy Corp	27,947	4,381
Williams Cos Inc/The	8,256	351

		67,542
Financials — 12.6%
Aflac Inc	74,631	6,665
Allstate Corp/The	52,322	8,354

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Financial Group Inc/OH	10,346	$1,273
American International Group Inc	7,816	580
Ameriprise Financial Inc	15,882	6,785
Bank of America Corp	98,812	3,930
Bank of New York Mellon Corp/The	19,244	1,153
Berkshire Hathaway Inc, Cl B *	33,746	13,728
Capital One Financial Corp	30,336	4,200
Citigroup Inc	295,297	18,740
Citizens Financial Group Inc	9,142	329
Discover Financial Services	43,633	5,708
East West Bancorp Inc	22,300	1,633
Everest Group Ltd	2,104	802
FactSet Research Systems Inc	8,428	3,441
Fifth Third Bancorp	58,545	2,136
First Horizon Corp	78,064	1,231
Fiserv Inc, Cl A *	3,764	561
Global Payments Inc	82,982	8,024
Goldman Sachs Group Inc/The	996	451
Hartford Financial Services Group Inc/The	67,093	6,746
JPMorgan Chase & Co	58,542	11,841
Kinsale Capital Group Inc	13,464	5,187
M&T Bank Corp	6,166	933
Mastercard Inc, Cl A	1,978	873
MetLife Inc	5,123	360
MGIC Investment Corp	37,006	798
Moody's Corp	23,613	9,939
Morgan Stanley	56,533	5,494
MSCI Inc, Cl A	15,807	7,615
Radian Group Inc	47,300	1,471
Regions Financial Corp	112,708	2,259
S&P Global Inc	13,884	6,192
Starwood Property Trust Inc ‡	37,558	711
State Street Corp	81,247	6,012
Stifel Financial Corp	18,871	1,588
Synchrony Financial	77,838	3,673
Truist Financial Corp	8,968	348
Unum Group	36,845	1,883
Visa Inc, Cl A	97,986	25,718
Voya Financial Inc	4,799	341
Wells Fargo & Co	140,038	8,317
Willis Towers Watson PLC	32,602	8,546
Zions Bancorp NA	15,630	678

		207,247
Health Care — 13.4%
AbbVie Inc	31,042	5,324
Amgen Inc, Cl A	21,703	6,781
Baxter International Inc	112,272	3,756
Boston Scientific Corp *	80,538	6,202
Bristol-Myers Squibb Co	155,447	6,456
Cardinal Health Inc	48,681	4,786
Centene Corp *	9,478	628
Cigna Group/The	4,286	1,417
CVS Health Corp	187,434	11,070

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Danaher Corp, Cl A	42,146	$10,530
DaVita Inc *	11,100	1,538
DENTSPLY SIRONA Inc	124,353	3,098
Eli Lilly & Co	22,937	20,767
Exelixis Inc *	97,735	2,196
Gilead Sciences Inc	63,484	4,356
GSK PLC ADR	124,130	4,779
HCA Healthcare Inc	22,784	7,320
Jazz Pharmaceuticals PLC *	54,369	5,803
Johnson & Johnson	152,472	22,285
Lantheus Holdings Inc *	18,107	1,454
McKesson Corp	21,810	12,738
Medtronic PLC	79,267	6,239
Merck & Co Inc	94,491	11,698
Mettler-Toledo International Inc *	10,186	14,236
Natera Inc *	53,357	5,778
Organon & Co	153,308	3,173
Pfizer Inc	237,127	6,635
Regeneron Pharmaceuticals Inc *	522	549
Royalty Pharma PLC, Cl A	14,878	392
Sanofi SA ADR	40,173	1,949
STERIS PLC	16,539	3,631
Stryker Corp	15,104	5,139
United Therapeutics Corp *	1,553	495
UnitedHealth Group Inc	21,334	10,865
Vertex Pharmaceuticals Inc *	670	314
Viatris Inc, Cl W	302,646	3,217
Zoetis Inc, Cl A	19,297	3,345

		220,939
Industrials — 10.7%
AerCap Holdings NV	135,596	12,638
AGCO Corp	28,514	2,791
Alaska Air Group Inc *	80,294	3,244
Allison Transmission Holdings Inc	37,699	2,861
American Airlines Group Inc *	127,347	1,443
Automatic Data Processing Inc	9,189	2,193
Caterpillar Inc, Cl A	1,327	442
Chart Industries Inc *	23,419	3,380
CNH Industrial NV	22,669	230
Cummins Inc	22,548	6,244
Delta Air Lines Inc, Cl A	138,479	6,569
Eaton Corp PLC	15,098	4,734
Equifax Inc	5,150	1,249
FedEx Corp	41,430	12,422
Fortive Corp	128,972	9,557
GFL Environmental Inc	175,739	6,842
GXO Logistics Inc *	198,654	10,032
HEICO Corp	38,369	8,580
Huntington Ingalls Industries Inc, Cl A	10,975	2,704
Lockheed Martin Corp	7,087	3,310
ManpowerGroup Inc	45,042	3,144
Old Dominion Freight Line Inc, Cl A	18,673	3,298
Oshkosh Corp	3,063	331

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Otis Worldwide Corp	33,638	$3,238
Owens Corning	34,317	5,962
Parker-Hannifin Corp, Cl A	616	312
Robert Half Inc	6,850	438
Rollins Inc	10,233	499
Ryder System Inc	18,537	2,296
Snap-on Inc	9,818	2,566
Textron Inc	56,360	4,839
Timken Co/The	57,812	4,633
Trane Technologies PLC	2,585	850
TransDigm Group Inc	15,440	19,726
Uber Technologies Inc *	19,810	1,440
United Airlines Holdings Inc *	25,256	1,229
Veralto Corp	72,736	6,944
Vertiv Holdings Co, Cl A	70,524	6,105
Waste Connections Inc	42,033	7,371
WW Grainger Inc	361	326

		177,012
Information Technology — 27.1%
Accenture PLC, Cl A	1,931	586
Adobe Inc *	33,241	18,467
Advanced Micro Devices Inc *	23,539	3,818
Amdocs Ltd	51,821	4,090
Amkor Technology Inc	51,908	2,077
Amphenol Corp, Cl A	217,324	14,641
Analog Devices Inc	25,977	5,929
Apple Inc	275,787	58,086
Applied Materials Inc	30,932	7,300
AppLovin Corp, Cl A *	58,831	4,896
Arista Networks Inc *	3,920	1,374
Arrow Electronics Inc, Cl A *	20,514	2,477
Broadcom Inc	16,411	26,348
Cadence Design Systems Inc *	30,348	9,340
CDW Corp/DE	5,941	1,330
Cirrus Logic Inc *	12,623	1,611
Cisco Systems Inc	151,519	7,199
Crowdstrike Holdings Inc, Cl A *	865	331
Dell Technologies Inc, Cl C	37,066	5,112
DXC Technology Co *	63,528	1,213
Flex Ltd *	73,140	2,157
Hewlett Packard Enterprise Co	214,633	4,544
HP Inc	124,604	4,364
HubSpot Inc *	3,003	1,771
International Business Machines Corp	24,273	4,198
Intuit Inc	21,136	13,891
Jabil Inc	50,593	5,504
KLA Corp	407	336
Manhattan Associates Inc *	6,974	1,720
Marvell Technology Inc	55,669	3,891
Microchip Technology Inc	96,980	8,874
Micron Technology Inc	36,635	4,819
Microsoft Corp	193,054	86,285
Monolithic Power Systems Inc	672	552

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Motorola Solutions Inc	12,942	$4,996
NetApp Inc	3,704	477
NVIDIA Corp	370,896	45,820
ON Semiconductor Corp *	18,961	1,300
Oracle Corp, Cl B	85,325	12,048
QUALCOMM Inc	44,283	8,820
Roper Technologies Inc	17,699	9,976
Salesforce Inc	41,041	10,552
SAP SE ADR	63,923	12,894
ServiceNow Inc *	5,415	4,260
Skyworks Solutions Inc	3,042	324
Taiwan Semiconductor Manufacturing Co Ltd ADR	10,858	1,887
Teradyne Inc	47,876	7,100
Vontier Corp	168,714	6,445
Xerox Holdings Corp	26,315	306

		446,336
Materials — 2.9%
Berry Global Group Inc	31,426	1,849
Crown Holdings Inc	63,953	4,757
Eastman Chemical Co	50,439	4,942
FMC Corp	92,162	5,304
Freeport-McMoRan Inc, Cl B	9,431	458
Graphic Packaging Holding Co	13,677	358
Linde PLC	26,294	11,538
LyondellBasell Industries NV, Cl A	3,410	326
Martin Marietta Materials Inc, Cl A	4,861	2,634
Mosaic Co/The	15,728	455
O-I Glass Inc, Cl I *	44,115	491
Reliance Inc	22,400	6,397
Sherwin-Williams Co/The, Cl A	10,212	3,048
Steel Dynamics Inc	15,976	2,069
Sylvamo Corp	40,871	2,804

		47,430
Real Estate — 1.4%
American Tower Corp, Cl A ‡	55,725	10,832
Equinix Inc ‡	4,064	3,075
Host Hotels & Resorts Inc ‡	128,264	2,306
Howard Hughes Holdings Inc *	21,893	1,419
Omega Healthcare Investors Inc ‡	100,607	3,446
Sabra Health Care REIT Inc ‡	86,576	1,333

		22,411
Utilities — 2.3%
Edison International	104,559	7,508
Exelon Corp	19,614	679
FirstEnergy Corp	180,214	6,897
NextEra Energy Inc	29,369	2,080
NRG Energy Inc	155,921	12,140
UGI Corp	120,360	2,756
Vistra Corp	57,259	4,923

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	8,593	$459

		37,442
Total Common Stock
(Cost $927,888) ($ Thousands)		1,621,958

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	16,397,249	16,397
Total Cash Equivalent
(Cost $16,397) ($ Thousands)		16,397
Total Investments in Securities — 99.5%
(Cost $944,285) ($ Thousands)		$1,638,355

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-MINI	37	Sep-2024	$10,202	$10,215	$13
S&P Mid Cap 400 Index E-MINI	7	Sep-2024	2,084	2,071	(13)
			$12,286	$12,286	$–

Percentages are based on Net Assets of $1,646,385 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$33,884	$(33,883)	$(1)	$—	$—	$32	$—
SEI Daily Income Trust, Government Fund, Institutional Class	19,610	334,424	(337,637)	—	—	16,397	525	—
Totals	$19,610	$368,308	$(371,520)	$(1)	$—	$16,397	$557	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.0%

Communication Services — 6.9%
Alphabet Inc, Cl A	6,395	$1,165
AT&T Inc	1,513,244	28,918
BCE Inc	269,805	8,734
Comcast Corp, Cl A	502,980	19,697
Fox Corp, Cl A	130,663	4,491
Meta Platforms Inc, Cl A	6,377	3,215
Nexstar Media Group Inc, Cl A	9,190	1,526
Omnicom Group Inc	3,178	285
Paramount Global, Cl B	48,751	506
TEGNA Inc	94,393	1,316
T-Mobile US Inc	51,428	9,060
Verizon Communications Inc	163,590	6,746
Walt Disney Co/The	52,590	5,222

		90,881
Consumer Discretionary — 6.1%
Autoliv Inc	18,618	1,992
AutoNation Inc *	12,701	2,024
Best Buy Co Inc	2,761	233
Bloomin' Brands Inc	59,825	1,151
BorgWarner Inc	43,084	1,389
Dick's Sporting Goods Inc	14,475	3,110
Dillard's Inc, Cl A	5,918	2,606
eBay Inc	71,133	3,821
Ford Motor Co	185,547	2,327
General Motors Co	369,298	17,158
Genuine Parts Co	84,743	11,722
Goodyear Tire & Rubber Co/The *	124,130	1,409
Harley-Davidson Inc, Cl A	31,143	1,045
Kohl's Corp	23,092	531
Lennar Corp, Cl A	27,173	4,072
Lithia Motors Inc, Cl A	9,350	2,360
Lowe's Cos Inc	49,572	10,929
Magna International Inc, Cl A	25,689	1,076
Penske Automotive Group Inc, Cl A	13,566	2,022
Phinia Inc	8,975	353
PulteGroup Inc	45,443	5,003
PVH Corp	14,047	1,487
Whirlpool Corp	3,533	361
Williams-Sonoma Inc	5,016	1,416

		79,597
Consumer Staples — 8.8%
Altria Group Inc	213,204	9,711
Ambev SA ADR	566,612	1,162
Archer-Daniels-Midland Co	122,737	7,420
Bunge Global SA	36,664	3,915
Conagra Brands Inc	183,730	5,222
Diageo PLC ADR	43,307	5,460
Ingredion Inc	43,021	4,935
Kenvue Inc	495,721	9,012
Kraft Heinz Co/The	56,221	1,811
Kroger Co/The	361,681	18,059

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	102,466	$5,208
Philip Morris International Inc	141,785	14,367
Target Corp, Cl A	91,822	13,593
Tyson Foods Inc, Cl A	101,205	5,783
Unilever PLC ADR	176,365	9,698

		115,356
Energy — 8.3%
APA Corp	66,628	1,962
BP PLC ADR	150,091	5,418
Canadian Natural Resources Ltd	68,490	2,438
Chevron Corp	126,048	19,717
ConocoPhillips	157,352	17,998
Devon Energy Corp	74,768	3,544
Exxon Mobil Corp	237,217	27,308
HF Sinclair Corp	34,504	1,841
Marathon Oil Corp	152,124	4,361
Marathon Petroleum Corp	41,406	7,183
Phillips 66	34,812	4,914
Scorpio Tankers Inc	16,794	1,365
Shell PLC ADR	61,589	4,446
Valero Energy Corp	42,298	6,631

		109,126
Financials — 21.1%
Aflac Inc	66,830	5,969
Allstate Corp/The	20,703	3,305
Ally Financial Inc	31,400	1,246
American Financial Group Inc/OH	20,349	2,503
American International Group Inc	29,934	2,222
Ameriprise Financial Inc	9,891	4,225
Bank of America Corp	563,730	22,420
Bank of New York Mellon Corp/The	181,889	10,893
Berkshire Hathaway Inc, Cl B *	24,361	9,910
Capital One Financial Corp	36,143	5,004
Charles Schwab Corp/The	43,038	3,172
Chubb Ltd	73,572	18,767
Citigroup Inc	525,266	33,333
Citizens Financial Group Inc	86,176	3,105
Discover Financial Services	28,824	3,770
East West Bancorp Inc	9,104	667
Everest Group Ltd	3,207	1,222
Fifth Third Bancorp	107,240	3,913
First Horizon Corp	89,989	1,419
Global Payments Inc	50,266	4,861
Goldman Sachs Group Inc/The	6,045	2,734
Hartford Financial Services Group Inc/The	40,505	4,072
JPMorgan Chase & Co	152,903	30,926
Lincoln National Corp	44,524	1,385
M&T Bank Corp	4,431	671
MetLife Inc	85,353	5,991
MGIC Investment Corp	70,662	1,523
Morgan Stanley	138,891	13,499
Prudential Financial Inc	25,446	2,982

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Radian Group Inc	78,204	$2,432
Regions Financial Corp	201,984	4,048
State Street Corp	47,517	3,516
Stifel Financial Corp	5,543	466
Synchrony Financial	143,384	6,766
T Rowe Price Group Inc	12,215	1,409
Travelers Cos Inc/The	48,299	9,821
Truist Financial Corp	211,571	8,220
Unum Group	64,517	3,297
Voya Financial Inc	73,296	5,215
Wells Fargo & Co	303,620	18,032
Willis Towers Watson PLC	16,379	4,294
Zions Bancorp NA	57,094	2,476

		275,701
Health Care — 14.3%
AbbVie Inc	1,490	256
Amgen Inc, Cl A	15,559	4,861
Baxter International Inc	126,007	4,215
Bristol-Myers Squibb Co	184,917	7,680
Cardinal Health Inc	67,710	6,657
Centene Corp *	79,068	5,242
Cigna Group/The	18,672	6,172
CVS Health Corp	216,373	12,779
DaVita Inc *	8,992	1,246
DENTSPLY SIRONA Inc	119,430	2,975
Exelixis Inc *	82,681	1,858
Gilead Sciences Inc	118,904	8,158
GSK PLC ADR	103,440	3,983
HCA Healthcare Inc	8,699	2,795
Jazz Pharmaceuticals PLC *	48,272	5,152
Johnson & Johnson	144,849	21,171
Lantheus Holdings Inc *	11,065	888
McKesson Corp	15,388	8,987
Medtronic PLC	178,084	14,017
Merck & Co Inc	215,485	26,677
Novartis AG ADR	97,131	10,341
Organon & Co	182,570	3,779
Pfizer Inc	529,776	14,823
Royalty Pharma PLC, Cl A	123,593	3,259
Sanofi SA ADR	48,458	2,351
United Therapeutics Corp *	4,527	1,442
Viatris Inc, Cl W	487,079	5,178

		186,942
Industrials — 12.2%
3M Co	13,828	1,413
AerCap Holdings NV	86,406	8,053
AGCO Corp	31,476	3,081
Alaska Air Group Inc *	75,140	3,036
Allison Transmission Holdings Inc	63,525	4,821
American Airlines Group Inc *	40,335	457
Caterpillar Inc, Cl A	7,394	2,463
Chart Industries Inc *	21,777	3,143

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CNH Industrial NV	162,996	$1,651
Cummins Inc	21,465	5,944
Delta Air Lines Inc, Cl A	164,310	7,795
FedEx Corp	36,738	11,015
General Dynamics Corp	60,416	17,529
Huntington Ingalls Industries Inc, Cl A	15,488	3,815
Johnson Controls International PLC	211,220	14,040
Lockheed Martin Corp	5,386	2,516
ManpowerGroup Inc	42,383	2,958
Mueller Industries Inc	6,476	369
Oshkosh Corp	10,013	1,083
Owens Corning	35,493	6,166
PACCAR Inc	24,109	2,482
RTX Corp	167,067	16,772
Ryder System Inc	31,013	3,842
Siemens AG ADR	105,450	9,833
Snap-on Inc	18,096	4,730
Textron Inc	59,630	5,120
Timken Co/The	47,421	3,800
United Airlines Holdings Inc *	38,423	1,870
United Parcel Service Inc, Cl B	69,337	9,489

		159,286
Information Technology — 9.8%
Amdocs Ltd	62,453	4,929
Amkor Technology Inc	97,184	3,889
Applied Materials Inc	15,694	3,704
Arrow Electronics Inc, Cl A *	28,506	3,442
Broadcom Inc	9,401	15,094
Cirrus Logic Inc *	18,558	2,369
Cisco Systems Inc	341,952	16,246
Cognizant Technology Solutions Corp, Cl A	16,929	1,151
Dell Technologies Inc, Cl C	45,945	6,336
DXC Technology Co *	112,302	2,144
Flex Ltd *	72,201	2,129
Hewlett Packard Enterprise Co	337,327	7,141
HP Inc	257,060	9,002
Intel Corp	282,261	8,742
International Business Machines Corp	24,115	4,171
Jabil Inc	40,507	4,407
Micron Technology Inc	21,970	2,890
Microsoft Corp	25,507	11,400
ON Semiconductor Corp *	41,261	2,828
QUALCOMM Inc	19,370	3,858
Skyworks Solutions Inc	21,767	2,320
Teradyne Inc	37,608	5,577
Vontier Corp	94,752	3,619
Xerox Holdings Corp	13,557	158

		127,546
Materials — 4.1%
Berry Global Group Inc	26,280	1,547
Crown Holdings Inc	45,761	3,404
Dow Inc	320,918	17,025

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Value Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Eastman Chemical Co	46,097	$4,516
FMC Corp	93,175	5,362
Freeport-McMoRan Inc, Cl B	17,624	856
Graphic Packaging Holding Co	51,887	1,360
LyondellBasell Industries NV, Cl A	46,631	4,461
Mosaic Co/The	52,568	1,519
O-I Glass Inc, Cl I *	56,355	627
Reliance Inc	18,745	5,354
Steel Dynamics Inc	41,467	5,370
Sylvamo Corp	31,045	2,130

		53,531
Real Estate — 2.9%
Crown Castle Inc ‡	59,770	5,840
Healthpeak Properties Inc ‡	552,456	10,828
Host Hotels & Resorts Inc ‡	223,250	4,014
Howard Hughes Holdings Inc *	44,213	2,866
Omega Healthcare Investors Inc ‡	77,424	2,652
Sabra Health Care REIT Inc ‡	143,789	2,214
VICI Properties Inc, Cl A ‡	340,826	9,761

		38,175

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 4.5%
Duke Energy Corp	122,415	$12,270
Edison International	88,155	6,330
Exelon Corp	56,879	1,969
FirstEnergy Corp	162,155	6,206
NextEra Energy Inc	190,569	13,494
NRG Energy Inc	128,958	10,041
UGI Corp	125,169	2,866
Vistra Corp	68,734	5,910
Xcel Energy Inc	6,619	353

		59,439
Total Common Stock
(Cost $876,819) ($ Thousands)		1,295,580

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	11,670,905	11,671
Total Cash Equivalent
(Cost $11,671) ($ Thousands)		11,671
Total Investments in Securities — 99.9%
(Cost $888,490) ($ Thousands)		$1,307,251

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	20	Sep-2024	$5,526	$5,521	$(5)
S&P Mid Cap 400 Index E-MINI	12	Sep-2024	3,556	3,550	(6)
			$9,082	$9,071	$(11)

Percentages are based on Net Assets of $1,308,925 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$38	$37,423	$(37,467)	$1	$5	$—	$18	$4
SEI Daily Income Trust, Government Fund, Institutional Class	9,541	166,295	(164,165)	—	—	11,671	412	—
Totals	$9,579	$203,718	$(201,632)	$1	$5	$11,671	$430	$4

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 96.0%

Communication Services — 11.6%
Alphabet Inc, Cl A	285,609	$52,024
Alphabet Inc, Cl C	122,932	22,548
Liberty Media Corp-Liberty Formula One, Cl C *	45,971	3,303
Meta Platforms Inc, Cl A	121,669	61,348
Netflix Inc *	30,977	20,906
News Corp, Cl A	123	3
Pinterest Inc, Cl A *	225,573	9,941
Roku Inc, Cl A *	11,051	662
Snap Inc, Cl A *	30,179	501
Spotify Technology SA *	14,569	4,572
Warner Bros Discovery Inc *	175,694	1,307

		177,115
Consumer Discretionary — 12.3%
ADT Inc	42,592	324
Amazon.com Inc, Cl A *	329,095	63,597
AutoZone Inc *	7,753	22,981
Booking Holdings Inc	1,418	5,617
Burlington Stores Inc *	9,786	2,349
Caesars Entertainment Inc *	51,410	2,043
Carnival Corp *	36,366	681
Chipotle Mexican Grill Inc, Cl A *	97,650	6,118
Coupang Inc, Cl A *	128,149	2,685
Deckers Outdoor Corp *	5,404	5,231
DoorDash Inc, Cl A *	21,853	2,377
DraftKings Inc, Cl A *	88,518	3,379
Expedia Group Inc *	7,914	997
Gap Inc/The	54,020	1,290
General Motors Co	76,232	3,542
H&R Block Inc	24,030	1,303
Hilton Worldwide Holdings Inc	25,370	5,536
Home Depot Inc/The	7,896	2,718
Las Vegas Sands Corp	4,439	196
Lowe's Cos Inc	58,437	12,883
MercadoLibre Inc *	3,450	5,670
MGM Resorts International *	13,130	583
NIKE Inc, Cl B	59,294	4,469
Norwegian Cruise Line Holdings Ltd *	9,436	177
Phinia Inc	5,260	207
PVH Corp	11,143	1,180
Skechers USA Inc, Cl A *	2,894	200
Tesla Inc *	9,765	1,932
TJX Cos Inc/The	176,521	19,435
Toll Brothers Inc	27,844	3,207
Williams-Sonoma Inc	8,471	2,392
Wingstop Inc, Cl A	5,699	2,409

		187,708
Consumer Staples — 3.8%
Colgate-Palmolive Co	156,511	15,188
Costco Wholesale Corp	7,278	6,186
Freshpet Inc *	15,442	1,998

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kraft Heinz Co/The	56,757	$1,829
Kroger Co/The	37,741	1,884
PepsiCo Inc	124,938	20,606
Performance Food Group Co *	6,884	455
Philip Morris International Inc	5,648	572
Procter & Gamble Co/The	15,904	2,623
Target Corp, Cl A	13,561	2,008
Walmart Inc	68,653	4,649

		57,998
Energy — 0.4%
Cameco Corp	42,753	2,103
Cheniere Energy Inc	9,301	1,626
Ovintiv Inc	4,216	198
PBF Energy Inc, Cl A	14,148	651
SM Energy Co	22,149	958

		5,536
Financials — 7.7%
BlackRock Inc	541	426
Block Inc, Cl A *	28,935	1,866
Brown & Brown Inc	2,596	232
Capital One Financial Corp	15,146	2,097
Cboe Global Markets Inc	24,385	4,147
Citigroup Inc	23,686	1,503
CME Group Inc, Cl A	69,066	13,578
Corebridge Financial Inc	33,895	987
FactSet Research Systems Inc	16,535	6,751
Fidelity National Information Services Inc, Cl B	25,424	1,916
First Citizens BancShares Inc/NC, Cl A	1,402	2,360
First Horizon Corp	37,088	585
Fiserv Inc, Cl A *	41,174	6,137
JPMorgan Chase & Co	16,757	3,389
Mastercard Inc, Cl A	40,630	17,924
MGIC Investment Corp	32,016	690
Moody's Corp	55,265	23,263
MSCI Inc, Cl A	16,216	7,812
PayPal Holdings Inc *	20,640	1,198
S&P Global Inc	13,396	5,975
Tradeweb Markets Inc, Cl A	3,257	345
Visa Inc, Cl A	42,108	11,052
Wells Fargo & Co	54,134	3,215
Western Union Co/The	69,022	843

		118,291
Health Care — 10.2%
AbbVie Inc	3,116	534
agilon health Inc *	22,181	145
Alnylam Pharmaceuticals Inc *	3,018	733
Amgen Inc, Cl A	7,585	2,370
Apellis Pharmaceuticals Inc *	6,115	235
Becton Dickinson & Co	28,589	6,682
Boston Scientific Corp *	189,999	14,632
Bruker Corp	9,897	632

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cencora Inc, Cl A	17,685	$3,984
CVS Health Corp	1,613	95
Danaher Corp, Cl A	12,400	3,098
DaVita Inc *	3,983	552
Edwards Lifesciences Corp, Cl A *	5,075	469
Eli Lilly & Co	34,102	30,875
Exelixis Inc *	7,998	180
Gilead Sciences Inc	9,960	683
HCA Healthcare Inc	15,266	4,905
Johnson & Johnson	65,763	9,612
Madrigal Pharmaceuticals Inc *	808	226
McKesson Corp	19,718	11,516
Medpace Holdings Inc *	1,978	815
Mettler-Toledo International Inc *	6,186	8,645
Natera Inc *	85,081	9,213
Neurocrine Biosciences Inc *	309	43
Regeneron Pharmaceuticals Inc *	2,548	2,678
ResMed Inc	9,253	1,771
Sarepta Therapeutics Inc *	2,562	405
Stryker Corp	23,953	8,150
Tenet Healthcare Corp *	1,629	217
UnitedHealth Group Inc	50,350	25,641
Universal Health Services Inc, Cl B	6,343	1,173
Vaxcyte Inc *	20,125	1,520
Vertex Pharmaceuticals Inc *	6,611	3,099

		155,528
Industrials — 7.2%
Allison Transmission Holdings Inc	14,986	1,137
API Group Corp *	7,964	300
Boeing Co/The *	5,519	1,005
Carrier Global Corp	200,790	12,666
Core & Main Inc, Cl A *	56,514	2,766
Eaton Corp PLC	11,182	3,506
EMCOR Group Inc	3,131	1,143
FedEx Corp	2,509	752
General Electric Co	2,246	357
GFL Environmental Inc	160,824	6,261
Graco Inc	96,723	7,668
HEICO Corp, Cl A	36,225	6,431
Howmet Aerospace Inc	27,734	2,153
Lennox International Inc	6,929	3,707
Lockheed Martin Corp	7,646	3,571
Masco Corp	12,649	843
Middleby Corp/The *	25,170	3,086
Northrop Grumman Corp	1,672	729
Otis Worldwide Corp	114,835	11,054
RTX Corp	14,320	1,438
Trane Technologies PLC	29,965	9,856
TransDigm Group Inc	5,110	6,529
TransUnion	13,525	1,003
Uber Technologies Inc *	2,939	214
United Airlines Holdings Inc *	36,184	1,761
Vertiv Holdings Co, Cl A	140,157	12,133

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WESCO International Inc	15,557	$2,466
Westinghouse Air Brake Technologies Corp	36,187	5,719

		110,254
Information Technology — 39.3%
Adobe Inc *	41,445	23,024
Advanced Micro Devices Inc *	41,463	6,726
Allegro MicroSystems Inc *	9,845	278
Amphenol Corp, Cl A	137,032	9,232
Analog Devices Inc	95,237	21,739
Apple Inc	435,759	91,780
Applied Materials Inc	62,612	14,776
AppLovin Corp, Cl A *	185,109	15,405
Arista Networks Inc *	35,753	12,531
Atlassian Corp, Cl A *	24,158	4,273
Autodesk Inc, Cl A *	13,696	3,389
Broadcom Inc	13,978	22,442
Cadence Design Systems Inc *	22,435	6,904
Crowdstrike Holdings Inc, Cl A *	39,041	14,960
DocuSign Inc, Cl A *	18,409	985
DoubleVerify Holdings Inc *	7,677	149
Dropbox Inc, Cl A *	37,082	833
Fortinet Inc *	19,010	1,146
Hewlett Packard Enterprise Co	87,021	1,842
HubSpot Inc *	15,453	9,114
Intel Corp	24,814	769
Intuit Inc	9,149	6,013
Jabil Inc	4,646	505
KLA Corp	6,592	5,435
Kyndryl Holdings Inc *	76,262	2,006
Lattice Semiconductor Corp *	12,006	696
Manhattan Associates Inc *	22,602	5,575
Marvell Technology Inc	99,680	6,968
Microchip Technology Inc	14,306	1,309
Micron Technology Inc	69,557	9,149
Microsoft Corp	394,398	176,276
Nutanix Inc, Cl A *	14,042	798
NVIDIA Corp	593,243	73,289
Oracle Corp, Cl B	129,489	18,284
Pegasystems Inc	20,421	1,236
Procore Technologies Inc *	56,779	3,765
Pure Storage Inc, Cl A *	5,215	335
QUALCOMM Inc	18,167	3,619
Salesforce Inc	5,110	1,314
ServiceNow Inc *	9,114	7,170
Smartsheet Inc, Cl A *	2,282	101
Taiwan Semiconductor Manufacturing Co Ltd ADR	62,196	10,810
TE Connectivity Ltd	2,352	354
UiPath Inc, Cl A *	88,631	1,124
Universal Display Corp	810	170

		598,598

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Materials — 2.1%
Ardagh Metal Packaging SA	119,108	$405
Ecolab Inc	1,300	309
Freeport-McMoRan Inc, Cl B	40,709	1,979
Ginkgo Bioworks Holdings Inc *	749,768	251
Linde PLC	30,633	13,442
Martin Marietta Materials Inc, Cl A	4,858	2,632
PPG Industries Inc	1,082	136
Sherwin-Williams Co/The, Cl A	37,452	11,177
Steel Dynamics Inc	11,254	1,457

		31,788
Real Estate — 0.5%
Brixmor Property Group Inc ‡	86,665	2,001
Invitation Homes Inc ‡	51,847	1,861
Lamar Advertising Co, Cl A ‡	12,275	1,467
Ventas Inc ‡	40,466	2,074

		7,403
Utilities — 0.9%
Constellation Energy Corp	17,797	3,564
Dominion Energy Inc	49,818	2,441
Entergy Corp	11,803	1,263
NextEra Energy Inc	2,687	190

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NRG Energy Inc	27,411	$2,134
PG&E Corp	15,516	271
Vistra Corp	42,539	3,658

		13,521
Total Common Stock
(Cost $682,583) ($ Thousands)		1,463,740
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.4%
United States Treasury Bill
5.320%, 08/29/2024 (A)	$36,317	36,004

Total U.S. Treasury Obligation
(Cost $36,005) ($ Thousands)		36,004

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	21,012,758	21,013
Total Cash Equivalent
(Cost $21,013) ($ Thousands)		21,013
Total Investments in Securities — 99.8%
(Cost $739,601) ($ Thousands)		$1,520,757

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
NASDAQ 100 Index E-MINI	15	Sep-2024	$6,017	$5,978	$(39)
S&P 500 Index E-MINI	22	Sep-2024	6,090	6,073	(17)
S&P Mid Cap 400 Index E-MINI	21	Sep-2024	6,207	6,212	5
			$18,314	$18,263	$(51)

A list of the open OTC swap agreements held by the Fund at June 30, 2024 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	United States Custom Basket of Securities	New York Federal Overnight Bank Fund Rate +0.40%	Asset Returns	Annually	09/15/2025	USD	$34,814	$1,366	$–	$1,366
								$1,366	$–	$1,366

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of June 30, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

5,447	LAM RESEARCH CORP REGISTERED SHS	$5,838	$(38)	16.8%
23,994	ROYAL CARIBBEAN CRUISES LTD (DOING BUSINESS AS ROY	3,578	240	10.3

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

7,836	GOLDMAN SACHS GROUP INC REGISTERED SHS	$3,528	$9	10.1%
77,303	SYNCHRONY FINANCIAL REGISTERED SHS	3,331	310	9.6
22,500	SIMON PROPERTY GROUP INC REGISTERED SHS	3,323	86	9.5
47,534	PURE STORAGE INC REGISTERED SHS -A-	3,223	(178)	9.3
13,406	EQUIFAX INC REGISTERED SHS	3,205	39	9.2
188,440	NORWEGIAN CRUISE LINE HOLDINGS LTD REGISTERED SHS	3,187	348	9.2
43,727	EDISON INTERNATIONAL REGISTERED SHS	3,128	6	9.0
19,082	GENERAL ELECTRIC CO (DOING BUSINESS AS GE AEROSPAC	3,115	(88)	8.9
22,412	INTERCONTINENTAL EXCHANGE INC REGISTERED SHS	3,053	9	8.8
18,764	ATLASSIAN CORP REGISTERED SHS -A-	2,939	374	8.4
24,134	PULTEGROUP INC REGISTERED SHS	2,761	(105)	7.9
19,302	DELL TECHNOLOGIES INC REGISTERED SHS -C-	2,741	(65)	7.9
48,776	NUTANIX INC REGISTERED SHS -A-	2,664	103	7.7
4,109	UNITED RENTALS INC REGISTERED SHS	2,545	107	7.3
20,478	EXPEDIA GROUP INC REGISTERED SHS	2,541	34	7.3
3,743	NETFLIX INC REGISTERED SHS	2,530	(10)	7.3
80,289	INTEL CORP REGISTERED SHS	2,487	(6)	7.1
13,883	BOEING CO REGISTERED SHS	2,477	45	7.1
91,729	NEWS CORP REGISTERED SHS -A-	2,464	60	7.1
28,578	TEXTRON INC REGISTERED SHS	2,455	(7)	7.1
26,839	MICROCHIP TECHNOLOGY INC REGISTERED SHS	2,443	8	7.0
24,061	CARDINAL HEALTH INC REGISTERED SHS	2,429	(68)	7.0
4,965	MICROSOFT CORP REGISTERED SHS	2,226	(10)	6.4
106,208	DROPBOX INC REGISTERED SHS -A-	2,223	159	6.4
41,013	US FOODS HOLDING CORP REGISTERED SHS	2,188	(25)	6.3
139,277	CARNIVAL CORPORATION SHS	2,185	417	6.3
292,138	WARNER BROS. DISCOVERY INC REGISTERED SHS SERIES -	2,092	77	6.0
17,353	TOLL BROTHERS INC REGISTERED SHS	2,089	(94)	6.0
14,064	MICRON TECHNOLOGY INC REGISTERED SHS	2,079	(270)	6.0
12,846	ALLSTATE CORP REGISTERED SHS	2,039	8	5.9
7,644	FEDEX CORP REGISTERED SHS	1,911	387	5.5
22,033	POPULAR INC REGISTERED SHS	1,872	72	5.4
8,853	TRAVELERS COMPANIES INC REGISTERED SHS	1,843	(46)	5.3
13,216	TENET HEALTHCARE CORP REGISTERED SHS	1,809	(55)	5.2
23,916	ALLISON TRANSMISSION HOLDINGS INC REGISTERED SHS	1,762	52	5.1
28,775	CVS HEALTH CORP REGISTERED SHS	1,758	(62)	5.0
24,280	TRANSUNION REGISTERED SHS	1,732	65	5.0
27,382	INCYTE CORP REGISTERED SHS	1,717	(60)	4.9
27,960	PAYPAL HOLDINGS INC REGISTERED SHS	1,681	(62)	4.8
17,422	NIKE INC SHS -B-	1,649	(339)	4.7
116,493	KEYCORP REGISTERED SHS	1,580	72	4.5
4,054	EVEREST GROUP LTD REGISTERED SHS	1,526	16	4.4
36,080	SMARTSHEET INC REGISTERED SHS -A-	1,511	77	4.3
21,364	MASCO CORP REGISTERED SHS	1,485	(64)	4.3
1,605	ELI LILLY & CO REGISTERED SHS	1,420	33	4.1
78,460	LIBERTY GLOBAL LTD 3REGISTERED SHS -C-	1,417	(19)	4.1
23,134	LATTICE SEMICONDUCTOR CORP REGISTERED SHS	1,389	(50)	4.0
64,743	SLM CORP REGISTERED SHS	1,323	20	3.8
5,940	QUALCOMM INC REGISTERED SHS	1,320	(140)	3.8
16,672	FIDELITY NATIONAL INFORMATION SERVICES INC REGISTE	1,269	(15)	3.6
34,965	INVITATION HOMES INC REGISTERED SHS	1,242	21	3.6
8,822	NEUROCRINE BIOSCIENCES INC REGISTERED SHS	1,194	19	3.4
66,658	PG&E CORPORATION REGISTERED SHS	1,185	(23)	3.4
19,374	FORTINET INC REGISTERED SHS	1,180	(15)	3.4
5,489	RESMED INC REGISTERED SHS	1,155	(106)	3.3
160,132	ADT INC REGISTERED SHS	1,148	66	3.3
10,729	SKYWORKS SOLUTIONS INC REGISTERED SHS	1,140	1	3.3
8,586	AGILENT TECHNOLOGIES INC REGISTERED SHS	1,132	(21)	3.3
9,592	SAREPTA THERAPEUTICS INC REGISTERED SHS	1,121	393	3.2
12,227	VERTIV HOLDINGS CO REGISTERED SHS -A-	1,095	(39)	3.1
50,138	EXELIXIS INC REGISTERED SHS	1,092	32	3.1
106,138	VIATRIS INC REGISTERED SHS	1,073	53	3.1

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

5,045	WORKDAY INC SHS -A-	$1,072	$73	3.1%
2,332	LOCKHEED MARTIN CORP REGISTERED SHS	1,070	17	3.1
20,515	VENTAS INC REGISTERED SHS	1,026	24	2.9
11,873	MEDTRONIC PLC REGISTERED SHS	949	(8)	2.7
6,546	TARGET CORP REGISTERED SHS	949	18	2.7
6,614	CAPITAL ONE FINANCIAL CORP REGISTERED SHS	907	7	2.6
13,437	WALMART INC REGISTERED SHS	906	2	2.6
2,681	CATERPILLAR INC REGISTERED SHS	864	34	2.5
14,593	TAYLOR MORRISON HOME CORPORATION REGISTERED SHS	818	(18)	2.3
17,291	SM ENERGY CO REGISTERED SHS	800	(54)	2.3
1,525	ADOBE INC REGISTERED SHS	791	54	2.3
66,170	UIPATH INC REGISTERED SHS -A-	753	85	2.2
50,520	FIRST HORIZON CORPORATION REGISTERED SHS	731	65	2.1
6,209	LAMAR ADVERTISING CO REGISTERED SHS -A-	710	39	2.0
13,878	DOMINION ENERGY INC REGISTERED SHS	686	(8)	2.0
13,244	H.& R.BLOCK INC REGISTERED SHS	686	31	2.0
40,850	SNAP INC REGISTERED SHS -A-	647	30	1.9
5,471	ELASTIC N.V. BEARER AND REGISTERED SHARES	615	7	1.8
770	BLACKROCK INC REGISTERED SHS	601	4	1.7
23,566	ALKERMES PLC REGISTERED SHS	589	(23)	1.7
3,199	AMAZON.COM INC REGISTERED SHS	589	38	1.7
194	AUTOZONE INC REGISTERED SHS	570	4	1.6
3,919	TERADYNE INC REGISTERED SHS	567	13	1.6
339	FIRST CITIZENS BANCSHARES INC REGISTERED SHS -A-	560	10	1.6
24,063	BRIXMOR PROPERTY GROUP INC REGISTERED SHS	536	18	1.5
1,044	META PLATFORMS INC REGISTERED SHS -A-	529	(3)	1.5
2,441	CME GROUP INC REGISTERED SHS -A-	480	(1)	1.4
2,831	WESCO INTERNATIONAL INC REGISTERED SHS	466	(18)	1.3
4,374	ENTERGY CORP REGISTERED SHS	465	1	1.3
2,930	ALNYLAM PHARMACEUTICALS INC REGISTERED SHS	461	250	1.3
24,481	DOUBLEVERIFY HOLDINGS INC REGISTERED SHS	460	16	1.3
9,296	FREEPORT-MCMORAN INC REGISTERED SHS	439	12	1.3
1,349	COMFORT SYSTEMS USA INC REGISTERED SHS	434	(25)	1.2
947,312	GINKGO BIOWORKS HOLDINGS INC REGISTERED SHS -A-	406	(90)	1.2
14,060	COREBRIDGE FINANCIAL INC REGISTERED SHS	405	4	1.2
3,931	RTX CORPORATION REGISTERED SHS	397	(3)	1.1
4,901	DUPONT DE NEMOURS INC REGISTERED SHS	394	(0)	1.1
6,254	PEGASYSTEMS INC REGISTERED SHS	356	22	1.0
1,046	HCA HEALTHCARE INC REGISTERED SHS	351	(16)	1.0
1,359	FEDEX CORP REGISTERED SHS	340	69	1.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(41,849)	WAYFAIR INC REGISTERED SHS -A-	$(2,223)	$20	(6.4)%
(4,940)	SAIA INC REGISTERED SHS	(2,210)	(129)	(6.3)
(22,633)	CROWN CASTLE INC REGISTERED SHS	(2,180)	(28)	(6.3)
(29,445)	COSTAR GROUP INC REGISTERED SHS	(2,158)	(22)	(6.2)
(24,888)	C.H.ROBINSON WORLDWIDE INC REGISTERED SHS	(2,135)	(54)	(6.1)
(124,483)	XP INCORPORATION REGISTERED SHS -A-	(2,128)	(58)	(6.1)
(28,665)	CF INDUSTRIES HOLDINGS INC REGISTERED SHS	(2,122)	1	(6.1)
(16,326)	AMERICAN WATER WORKS CO INC REGISTERED SHS	(2,101)	(3)	(6.0)
(16,958)	EXPEDITORS INTERNATIONAL OF WASHINGTON REGISTERED	(2,098)	(14)	(6.0)
(7,578)	AIR PRODUCTS & CHEMICALS INC REGISTERED SHS	(2,070)	118	(5.9)
(57,715)	FIFTH THIRD BANCORP REGISTERED SHS	(2,058)	(65)	(5.9)
(4,384)	TYLER TECHNOLOGIES INC REGISTERED SHS	(2,049)	(152)	(5.9)
(24,029)	NORTHERN TRUST CORP REGISTERED SHS	(1,972)	(42)	(5.7)
(15,731)	REPLIGEN CORP REGISTERED SHS	(1,972)	(9)	(5.7)
(12,066)	CHORD ENERGY CORPORATION REGISTERED SHS	(1,963)	(57)	(5.6)
(87,692)	ROBINHOOD MARKETS INC REGISTERED SHS -A-	(1,951)	(37)	(5.6)
(14,047)	GENERAC HOLDINGS INC REGISTERED SHS	(1,909)	55	(5.5)
(191,530)	AMCOR PLC REGISTERED SHS	(1,908)	38	(5.5)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Growth Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(6,263)	ZEBRA TECHNOLOGIES CORP SHS -A-	$(1,894)	$(42)	(5.4)%
(13,241)	CHART INDUSTRIES INC REGISTERED SHS	(1,886)	(22)	(5.4)
(7,446)	FABRINET BEARER SHS	(1,849)	29	(5.3)
(15,624)	CHOICE HOTELS INTERNATIONAL INC REGISTERED SHS	(1,821)	(36)	(5.2)
(11,519)	GLOBANT S.A. REGISTERED SHS	(1,821)	(229)	(5.2)
(44,226)	ZIONS BANCORPORATION NA REGISTERED SHS	(1,821)	(95)	(5.2)
(4,671)	KINSALE CAPITAL GROUP INC REGISTERED SHS	(1,821)	24	(5.2)
(43,917)	DUTCH BROS INC REGISTERED SHS -A-	(1,727)	(88)	(5.0)
(50,356)	RANGE RESOURCES CORP REGISTERED SHS	(1,727)	41	(5.0)
(28,126)	AGREE REALTY CORP REGISTERED SHS	(1,727)	(19)	(5.0)
(14,869)	SUN COMMUNITIES INC REGISTERED SHS	(1,723)	(77)	(5.0)
(45,537)	ESSENTIAL UTILITIES INC REGISTERED SHS	(1,688)	(9)	(4.8)
(10,166)	JACK HENRY & ASSOCIATES INC REGISTERED SHS	(1,678)	(7)	(4.8)
(21,292)	PRINCIPAL FINANCIAL GROUP INC REGISTERED SHS	(1,658)	(9)	(4.8)
(106,578)	WALGREENS BOOTS ALLIANCE INC REGISTERED SHS	(1,615)	328	(4.6)
(10,353)	NEXSTAR MEDIA GROUP INC REGISTERED SHS	(1,573)	(143)	(4.5)
(15,582)	RYMAN HOSPITALITY PROPERTIES INC REGISTERED SHS	(1,558)	(13)	(4.5)
(11,698)	HOULIHAN LOKEY INC REGISTERED SHS -A-	(1,532)	(43)	(4.4)
(38,388)	US BANCORP REGISTERED SHS	(1,513)	(29)	(4.3)
(15,538)	CULLEN/FROST BANKERS INC REGISTERED SHS	(1,512)	(64)	(4.3)
(8,333)	LANDSTAR SYSTEM INC REGISTERED SHS	(1,503)	(31)	(4.3)
(10,642)	CHURCHILL DOWNS INC REGISTERED SHS	(1,488)	5	(4.3)
(7,508)	ASPEN TECHNOLOGY INC REGISTERED SHS	(1,473)	(16)	(4.2)
(5,277)	RBC BEARINGS INC REGISTERED SHS	(1,441)	20	(4.1)
(7,753)	HEICO CORP REGISTERED SHS -A-	(1,391)	18	(4.0)
(18,191)	PINNACLE FINANCIAL PARTNERS INC REGISTERED SHS	(1,388)	(66)	(4.0)
(7,257)	SPS COMMERCE INC REGISTERED SHS	(1,345)	(18)	(3.9)
(112,538)	NU HOLDINGS LIMITED REGISTERED SHS -A-	(1,331)	(117)	(3.8)
(22,075)	PROSPERITY BANCSHARES INC REGISTERED SHS	(1,301)	(46)	(3.7)
(3,545)	ERIE INDEMNITY CO SHS -A-	(1,260)	(22)	(3.6)
(11,473)	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC REGISTERED	(1,228)	(48)	(3.5)
(39,062)	BLACKSTONE SECURED LENDING FUND REGISTERED SHS	(1,227)	2	(3.5)
(8,129)	PENSKE AUTOMOTIVE GROUP INC REGISTERED SHS	(1,199)	(10)	(3.4)
(22,169)	COMMERCE BANCSHARES INC REGISTERED SHS	(1,185)	(50)	(3.4)
(32,569)	VIPER ENERGY PARTNERS LP REGISTERED SHS	(1,176)	(44)	(3.4)
(9,460)	BLACKSTONE INC REGISTERED SHS	(1,156)	(16)	(3.3)
(15,753)	SOUTHSTATE CORPORATION REGISTERED SHS	(1,145)	(57)	(3.3)
(16,499)	CIVITAS RESOURCES INC REGISTERED SHS	(1,110)	(27)	(3.2)
(5,397)	MARKETAXESS HOLDING INC REGISTERED SHS	(1,076)	(4)	(3.1)
(7,475)	RLI CORP REGISTERED SHS	(1,058)	8	(3.0)
(6,429)	NOVANTA INC REGISTERED SHS	(1,056)	10	(3.0)
(14,754)	INTRA-CELLULAR THERAPIES INC REGISTERED SHS	(1,048)	39	(3.0)
(29,254)	PILGRIMS PRIDE CORP REGISTERED SHS	(1,030)	(95)	(3.0)
(8,742)	FIVE BELOW INC REGISTERED SHS	(984)	32	(2.8)
(4,546)	FTI CONSULTING INC REGISTERED SHS	(953)	(34)	(2.7)
(5,667)	F5 INC REGISTERED SHS	(950)	(24)	(2.7)
(5,035)	LANCASTER COLONY CORP REGISTERED SHS	(949)	(0)	(2.7)
(57,925)	UNITY SOFTWARE INC REGISTERED SHS	(949)	8	(2.7)
(6,278)	WESTLAKE CORPORATION REGISTERED SHS	(944)	37	(2.7)
(3,381)	MADRIGAL PHARMACEUTICALS INC REGISTERED SHS	(936)	(10)	(2.7)
(20,400)	INTERNATIONAL PAPER CO REGISTERED SHS	(926)	47	(2.7)
(233,866)	PELOTON INTERACTIVE INC REGISTERED SHS -A-	(924)	173	(2.7)
(8,861)	TKO GROUP HOLDINGS INC REGISTERED SHS -A-	(922)	(34)	(2.6)
(5,466)	AUTONATION INC REGISTERED SHS	(920)	51	(2.6)
(20,741)	NOBLE HOLDING CORPORATION PLC REGISTERED SHS -A-	(901)	(23)	(2.6)
(9,212)	IDACORP INC REGISTERED SHS	(840)	(17)	(2.4)
(75,755)	ROIVANT SCIENCES LIMITED REGISTERED SHS	(812)	13	(2.3)
(10,808)	VAXCYTE INC REGISTERED SHS	(777)	(38)	(2.2)
(14,786)	VIKING THERAPEUTICS INC REGISTERED SHS	(769)	(13)	(2.2)
(2,236)	POOL CORP REGISTERED SHS	(767)	82	(2.2)
(16,933)	NOBLE HOLDING CORPORATION PLC REGISTERED SHS -A-	(736)	(19)	(2.1)
(19,394)	REVOLUTION MEDICINES INC REGISTERED SHS	(1,908)	38	(2.1)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Growth Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(18,853)	KEURIG DR PEPPER INC REGISTERED SHS	$(654)	$21	(1.9)%
(2,817)	RH REGISTERED SHS	(643)	(44)	(1.8)
(9,779)	CIVITAS RESOURCES INC REGISTERED SHS	(637)	(36)	(1.8)
(2,793)	CDW CORPORATION REGISTERED SHS	(632)	8	(1.8)
(13,105)	GXO LOGISTICS INC REGISTERED SHS	(628)	(28)	(1.8)
(3,276)	WATTS WATER TECHNOLOGIES INC SHS -A-	(615)	16	(1.8)
(3,785)	HYATT HOTELS CORP REGISTERED SHS -A-	(568)	(6)	(1.6)
(16,492)	AFFIRM HOLDINGS INC REGISTERED SHS -A-	(508)	21	(1.5)
(68,587)	UWM HOLDINGS CORPORATION REGISTERED SHS -A-	(506)	25	(1.5)
(8,631)	CELSIUS HOLDINGS INC REGISTERED SHS	(479)	(13)	(1.4)
(521)	SUPER MICRO COMPUTER INC REGISTERED SHS	(462)	40	(1.3)
(39,802)	SOTERA HEALTH COMPANY REGISTERED SHS	(452)	(19)	(1.3)
(565)	TEXAS PACIFIC LAND CORP REGISTERED SHS	(429)	15	(1.2)
(55)	NVR INC REGISTERED SHS	(423)	6	(1.2)
(2,647)	UBIQUITI INC REGISTERED SHS	(388)	3	(1.1)
(1,425)	FIRST SOLAR INC REGISTERED SHS	(372)	55	(1.1)
(2,666)	MODERNA INC REGISTERED SHS	(368)	52	(1.1)
(1,542)	APPFOLIO INC REGISTERED SHS -A-	(355)	(21)	(1.0)
(1,700)	CHARLES RIVER LABORATORIES INTERNATIONAL INC REGIS	(354)	4	(1.0)
(1,544)	PRIMERICA INC REGISTERED SHS	(352)	(13)	(1.0)

Percentages are based on Net Assets of $1,523,999 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$12,537	$(12,537)	$—	$—	$—	$3	$—
SEI Daily Income Trust, Government Fund, Institutional Class	16,819	342,820	(338,626)	—	—	21,013	789	—
Totals	$16,819	$355,357	$(351,163)	$–	$—	$21,013	$792	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for Abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.6%

Communication Services — 8.9%
Alphabet Inc, Cl A	133,310	$24,282
Alphabet Inc, Cl C	111,675	20,483
AT&T Inc	162,451	3,104
Charter Communications Inc, Cl A *	2,172	649
Comcast Corp, Cl A	88,276	3,457
Electronic Arts Inc	6,106	851
Fox Corp, Cl A	5,531	190
Fox Corp, Cl B	3,100	99
Frontier Communications Parent Inc *	5,500	144
GCI Liberty Inc *	2,200	—
IAC Inc *	1,648	77
Interpublic Group of Cos Inc/The	8,800	256
Iridium Communications Inc	2,700	72
Liberty Broadband Corp, Cl A *	400	22
Liberty Broadband Corp, Cl C *	2,608	143
Liberty Global Ltd, Cl A *	3,800	66
Liberty Global PLC *	3,900	70
Liberty Media Corp-Liberty Formula One, Cl A *	500	32
Liberty Media Corp-Liberty Formula One, Cl C *	4,400	316
Liberty Media Corp-Liberty Live, Cl A *	521	20
Liberty Media Corp-Liberty Live, Cl C *	1,009	39
Liberty Media Corp-Liberty SiriusXM *	3,698	82
Liberty Media Corp-Liberty SiriusXM, Cl A *	1,700	38
Live Nation Entertainment Inc *	3,590	337
Madison Square Garden Sports Corp *	396	74
Match Group Inc *	6,299	191
Meta Platforms Inc, Cl A	49,724	25,072
Netflix Inc *	9,679	6,532
New York Times Co/The, Cl A	3,612	185
News Corp, Cl A	8,600	237
News Corp, Cl B	2,800	79
Nexstar Media Group Inc, Cl A	700	116
Omnicom Group Inc	4,526	406
Paramount Global, Cl A	219	4
Paramount Global, Cl B	12,953	135
Pinterest Inc, Cl A *	13,376	589
Playtika Holding Corp	637	5
ROBLOX Corp, Cl A *	10,700	398
Roku Inc, Cl A *	2,845	171
Sirius XM Holdings Inc	16,018	45
Spotify Technology SA *	3,160	992
Take-Two Interactive Software Inc, Cl A *	3,704	576
TKO Group Holdings Inc, Cl A	1,400	151
T-Mobile US Inc	11,114	1,958
Trade Desk Inc/The, Cl A *	10,051	982
TripAdvisor Inc *	2,600	46
Trump Media & Technology Group Corp *	1,306	43
Verizon Communications Inc	95,529	3,940
Walt Disney Co/The	41,494	4,120
Warner Bros Discovery Inc *	50,220	374

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	6,800	$87

		102,337
Consumer Discretionary — 10.1%
ADT Inc	5,828	44
Advance Auto Parts Inc	1,417	90
Airbnb Inc, Cl A *	9,900	1,501
Amazon.com Inc, Cl A *	210,592	40,697
Amer Sports Inc *	2,745	34
Aptiv PLC *	6,103	430
Aramark	5,991	204
AutoNation Inc *	594	95
AutoZone Inc *	403	1,194
Bath & Body Works Inc	5,200	203
Best Buy Co Inc	4,880	411
Birkenstock Holding PLC *	550	30
Booking Holdings Inc	773	3,062
BorgWarner Inc	5,300	171
Boyd Gaming Corp	1,600	88
Bright Horizons Family Solutions Inc *	1,300	143
Brunswick Corp/DE	1,600	116
Burlington Stores Inc *	1,453	349
Caesars Entertainment Inc *	4,700	187
Capri Holdings Ltd *	2,500	83
CarMax Inc *	3,600	264
Carnival Corp *	22,627	424
Carter's Inc	800	50
Carvana Co, Cl A *	2,400	309
Cava Group Inc *	1,700	158
Chipotle Mexican Grill Inc, Cl A *	31,450	1,970
Choice Hotels International Inc	628	75
Churchill Downs Inc	1,622	226
Columbia Sportswear Co	800	63
Coupang Inc, Cl A *	24,900	522
Crocs Inc *	1,350	197
Darden Restaurants Inc	2,699	408
Deckers Outdoor Corp *	601	582
Dick's Sporting Goods Inc	1,292	278
Dillard's Inc, Cl A	70	31
Domino's Pizza Inc	799	413
DoorDash Inc, Cl A *	7,864	855
DR Horton Inc	6,838	964
DraftKings Inc, Cl A *	9,500	363
Duolingo Inc, Cl A *	800	167
Dutch Bros Inc, Cl A *	2,100	87
eBay Inc	11,756	631
Etsy Inc *	2,654	156
Expedia Group Inc *	3,024	381
Five Below Inc *	1,233	134
Floor & Decor Holdings Inc, Cl A *	2,400	239
Ford Motor Co	89,385	1,121
GameStop Corp, Cl A *	6,300	156
Gap Inc/The	4,600	110
Garmin Ltd	3,457	563

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Motors Co	26,249	$1,219
Gentex Corp	5,335	180
Genuine Parts Co	3,176	439
Grand Canyon Education Inc *	700	98
H&R Block Inc	3,300	179
Harley-Davidson Inc, Cl A	3,000	101
Hasbro Inc	2,902	170
Hilton Worldwide Holdings Inc	5,634	1,229
Home Depot Inc/The	22,496	7,744
Hyatt Hotels Corp, Cl A	994	151
Kohl's Corp	2,625	60
Las Vegas Sands Corp	8,446	374
Lear Corp	1,294	148
Leggett & Platt Inc	3,200	37
Lennar Corp, Cl A	5,489	823
Lennar Corp, Cl B	250	35
Light & Wonder Inc, Cl A *	2,000	210
Lithia Motors Inc, Cl A	630	159
LKQ Corp	6,088	253
Lowe's Cos Inc	13,114	2,891
Lucid Group Inc *	17,500	46
Lululemon Athletica Inc *	2,698	806
Macy's Inc	6,400	123
Marriott International Inc/MD, Cl A	5,455	1,319
Marriott Vacations Worldwide Corp	800	70
Mattel Inc *	7,900	128
McDonald's Corp	16,361	4,169
MGM Resorts International *	6,253	278
Mohawk Industries Inc *	1,232	140
Murphy USA Inc	445	209
Newell Brands Inc, Cl B	8,970	57
NIKE Inc, Cl B	27,244	2,053
Nordstrom Inc	2,500	53
Norwegian Cruise Line Holdings Ltd *	9,563	180
NVR Inc *	68	516
Ollie's Bargain Outlet Holdings Inc *	1,461	143
O'Reilly Automotive Inc *	1,350	1,426
Penn Entertainment Inc *	3,300	64
Penske Automotive Group Inc, Cl A	400	60
Planet Fitness Inc, Cl A *	2,000	147
Polaris Inc	1,231	96
Pool Corp	869	267
PulteGroup Inc	4,900	539
PVH Corp	1,349	143
QuantumScape Corp, Cl A *	6,600	32
Ralph Lauren Corp, Cl A	884	155
RH *	353	86
Rivian Automotive Inc, Cl A *	18,600	250
Ross Stores Inc	7,494	1,089
Royal Caribbean Cruises Ltd *	5,323	849
Service Corp International/US	3,300	235
SharkNinja Inc	1,500	113
Skechers USA Inc, Cl A *	3,053	211

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Starbucks Corp	25,201	$1,962
Tapestry Inc	5,208	223
Tempur Sealy International Inc	3,750	177
Tesla Inc *	63,023	12,471
Texas Roadhouse Inc, Cl A	1,500	258
Thor Industries Inc	1,200	112
TJX Cos Inc/The	25,859	2,847
Toll Brothers Inc	2,350	271
TopBuild Corp *	708	273
Tractor Supply Co	2,451	662
Travel + Leisure Co	1,563	70
Ulta Beauty Inc *	1,080	417
Under Armour Inc, Cl A *	4,815	32
Under Armour Inc, Cl C *	4,500	29
Vail Resorts Inc	870	157
Valvoline Inc *	2,900	125
VF Corp	7,764	105
Wayfair Inc, Cl A *	1,823	96
Wendy's Co/The	3,700	63
Whirlpool Corp	1,238	126
Williams-Sonoma Inc	1,400	395
Wingstop Inc, Cl A	650	275
Wyndham Hotels & Resorts Inc	1,863	138
Wynn Resorts Ltd	2,315	207
YETI Holdings Inc *	1,900	72
Yum! Brands Inc	6,359	842

		115,986
Consumer Staples — 5.5%
Albertsons Cos Inc, Cl A	9,400	186
Altria Group Inc	39,000	1,777
Archer-Daniels-Midland Co	11,188	676
BellRing Brands Inc *	3,000	171
BJ's Wholesale Club Holdings Inc *	3,000	264
Boston Beer Co Inc/The, Cl A *	190	58
Brown-Forman Corp, Cl A	1,040	46
Brown-Forman Corp, Cl B	4,122	178
Bunge Global SA	3,300	352
Campbell Soup Co	4,300	194
Casey's General Stores Inc	852	325
Celsius Holdings Inc *	3,300	188
Church & Dwight Co Inc	5,510	571
Clorox Co/The	2,771	378
Coca-Cola Co/The	88,394	5,626
Coca-Cola Consolidated Inc	100	109
Colgate-Palmolive Co	18,679	1,813
Conagra Brands Inc	10,849	308
Constellation Brands Inc, Cl A	3,636	936
Costco Wholesale Corp	10,060	8,551
Coty Inc, Cl A *	8,539	86
Darling Ingredients Inc *	3,623	133
Dollar General Corp	4,945	654
Dollar Tree Inc *	4,656	497
elf Beauty Inc *	1,200	253

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Estee Lauder Cos Inc/The, Cl A	5,180	$551
Flowers Foods Inc	4,150	92
Freshpet Inc *	1,000	129
General Mills Inc	12,961	820
Grocery Outlet Holding Corp *	2,300	51
Hershey Co/The	3,392	624
Hormel Foods Corp	6,537	199
Ingredion Inc	1,510	173
J M Smucker Co/The	2,354	257
Kellanova	5,885	339
Kenvue Inc	43,404	789
Keurig Dr Pepper Inc	23,985	801
Kimberly-Clark Corp	7,640	1,056
Kraft Heinz Co/The	20,149	649
Kroger Co/The	14,888	743
Lamb Weston Holdings Inc	3,300	278
Maplebear Inc *	3,900	125
McCormick & Co Inc/MD	5,682	403
Molson Coors Beverage Co, Cl B	3,995	203
Mondelez International Inc, Cl A	30,846	2,019
Monster Beverage Corp *	16,978	848
PepsiCo Inc	31,280	5,159
Performance Food Group Co *	3,500	231
Philip Morris International Inc	35,213	3,568
Pilgrim's Pride Corp *	900	35
Post Holdings Inc *	1,107	115
Procter & Gamble Co/The	53,457	8,816
Reynolds Consumer Products Inc	1,200	34
Seaboard Corp	6	19
Spectrum Brands Holdings Inc	657	57
Sysco Corp, Cl A	11,363	811
Target Corp, Cl A	10,443	1,546
Tyson Foods Inc, Cl A	6,308	360
US Foods Holding Corp *	5,097	270
Walgreens Boots Alliance Inc	16,341	198
Walmart Inc	98,413	6,664

		63,362
Energy — 3.7%
Antero Midstream Corp	7,550	111
Antero Resources Corp *	6,400	209
APA Corp	8,200	241
Baker Hughes Co, Cl A	22,602	795
Cheniere Energy Inc	5,423	948
Chesapeake Energy Corp	2,800	230
Chevron Corp	39,049	6,108
Chord Energy Corp	1,400	235
Civitas Resources Inc	2,300	159
ConocoPhillips	26,604	3,043
Coterra Energy Inc	17,014	454
Devon Energy Corp	14,561	690
Diamondback Energy Inc, Cl A	4,029	807
DT Midstream Inc	2,156	153
EOG Resources Inc	13,082	1,647

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
EQT Corp	9,967	$369
Exxon Mobil Corp	101,756	11,714
Halliburton Co	20,445	691
Hess Corp	6,299	929
HF Sinclair Corp	3,700	197
Kinder Morgan Inc	44,634	887
Marathon Oil Corp	13,292	381
Marathon Petroleum Corp	7,950	1,379
Matador Resources Co	2,700	161
New Fortress Energy Inc, Cl A	1,500	33
NOV Inc	8,800	167
Occidental Petroleum Corp	14,423	909
ONEOK Inc	13,261	1,081
Ovintiv Inc	5,800	272
Permian Resources Corp, Cl A	14,200	229
Phillips 66	9,562	1,350
Range Resources Corp	5,250	176
Schlumberger NV, Cl A	32,325	1,525
Southwestern Energy Co *	24,800	167
Targa Resources Corp	5,000	644
TechnipFMC PLC	9,800	256
Texas Pacific Land Corp	397	291
Valero Energy Corp	7,374	1,156
Viper Energy Inc, Cl A	2,100	79
Weatherford International PLC *	1,600	196
Williams Cos Inc/The	27,573	1,172

		42,241
Financials — 12.7%
Affiliated Managers Group Inc	771	120
Affirm Holdings Inc, Cl A *	5,200	157
Aflac Inc	13,146	1,174
AGNC Investment Corp ‡	16,228	155
Allstate Corp/The	5,980	955
Ally Financial Inc	6,158	244
American Express Co	12,864	2,979
American Financial Group Inc/OH	1,643	202
American International Group Inc	15,303	1,136
Ameriprise Financial Inc	2,274	971
Annaly Capital Management Inc ‡	11,193	213
Aon PLC, Cl A	4,497	1,320
Apollo Global Management Inc	11,847	1,399
Arch Capital Group Ltd *	8,089	816
Ares Management Corp, Cl A	3,800	506
Arthur J Gallagher & Co	4,855	1,259
Assurant Inc	1,200	200
Assured Guaranty Ltd	1,214	94
Axis Capital Holdings Ltd	1,823	129
Bank of America Corp	153,902	6,121
Bank of New York Mellon Corp/The	17,285	1,035
Bank OZK	2,400	98
Berkshire Hathaway Inc, Cl B *	41,570	16,911
BlackRock Inc	3,351	2,638
Blackstone Inc, Cl A	16,149	1,999

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Block Inc, Cl A *	12,553	$810
Blue Owl Capital Inc, Cl A	10,300	183
BOK Financial Corp	600	55
Brighthouse Financial Inc *	1,500	65
Brown & Brown Inc	5,400	483
Capital One Financial Corp	8,613	1,192
Carlyle Group Inc/The	4,800	193
Cboe Global Markets Inc	2,400	408
Charles Schwab Corp/The	33,627	2,478
Chubb Ltd	9,210	2,349
Cincinnati Financial Corp	3,500	413
Citigroup Inc	43,380	2,753
Citizens Financial Group Inc	10,559	380
CME Group Inc, Cl A	8,133	1,599
CNA Financial Corp	552	25
Coinbase Global Inc, Cl A *	4,500	1,000
Columbia Banking System Inc	4,966	99
Comerica Inc	3,053	156
Commerce Bancshares Inc/MO	2,665	149
Corebridge Financial Inc	5,000	146
Corpay Inc *	1,611	429
Credit Acceptance Corp, Cl A *	136	70
Cullen/Frost Bankers Inc	1,314	134
Discover Financial Services	5,671	742
East West Bancorp Inc	3,200	234
Equitable Holdings Inc	7,600	311
Euronet Worldwide Inc *	1,000	104
Evercore Inc, Cl A	783	163
Everest Group Ltd	966	368
FactSet Research Systems Inc	885	361
Fidelity National Financial Inc	5,910	292
Fidelity National Information Services Inc, Cl B	12,719	959
Fifth Third Bancorp	15,500	566
First American Financial Corp	2,250	121
First Citizens BancShares Inc/NC, Cl A	259	436
First Hawaiian Inc	3,000	62
First Horizon Corp	12,500	197
Fiserv Inc, Cl A *	13,178	1,964
FNB Corp/PA	7,950	109
Franklin Resources Inc	6,900	154
Global Payments Inc	5,877	568
Globe Life Inc	2,001	165
Goldman Sachs Group Inc/The	7,140	3,230
Hanover Insurance Group Inc/The, Cl A	826	104
Hartford Financial Services Group Inc/The	6,659	670
Houlihan Lokey Inc, Cl A	1,150	155
Huntington Bancshares Inc/OH	32,738	431
Interactive Brokers Group Inc, Cl A	2,321	285
Intercontinental Exchange Inc	12,812	1,754
Invesco Ltd	8,162	122
Jack Henry & Associates Inc	1,644	273
Janus Henderson Group PLC	2,950	99

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Jefferies Financial Group Inc	4,100	$204
JPMorgan Chase & Co	64,936	13,134
Kemper Corp, Cl A	1,455	86
KeyCorp	21,188	301
Kinsale Capital Group Inc	500	193
KKR & Co Inc	15,100	1,589
Lazard Inc, Cl A	2,600	99
Lincoln National Corp	3,777	117
Loews Corp	4,189	313
LPL Financial Holdings Inc	1,692	473
M&T Bank Corp	3,777	572
Markel Group Inc *	300	473
MarketAxess Holdings Inc	825	165
Marsh & McLennan Cos Inc	11,239	2,368
Mastercard Inc, Cl A	18,736	8,266
MetLife Inc	13,515	949
MGIC Investment Corp	6,500	140
Moody's Corp	3,603	1,517
Morgan Stanley	26,562	2,582
Morningstar Inc, Cl A	600	178
MSCI Inc, Cl A	1,734	835
Nasdaq Inc, Cl A	8,400	506
Northern Trust Corp	4,650	391
NU Holdings Ltd, Cl A *	72,100	929
Old Republic International Corp	5,900	182
OneMain Holdings Inc, Cl A	2,481	120
PayPal Holdings Inc *	24,420	1,417
Pinnacle Financial Partners Inc	1,700	136
PNC Financial Services Group Inc/The	9,056	1,408
Popular Inc	1,600	142
Primerica Inc	781	185
Principal Financial Group Inc, Cl A	5,434	426
Progressive Corp/The	13,257	2,754
Prosperity Bancshares Inc	2,000	122
Prudential Financial Inc	8,262	968
Raymond James Financial Inc	4,305	532
Regions Financial Corp	20,862	418
Reinsurance Group of America Inc, Cl A	1,524	313
RenaissanceRe Holdings Ltd	1,175	263
Rithm Capital Corp ‡	10,840	118
RLI Corp	900	127
Robinhood Markets Inc, Cl A *	14,400	327
Rocket Cos Inc, Cl A *	2,800	38
Ryan Specialty Holdings Inc, Cl A	2,200	127
S&P Global Inc	7,094	3,164
SEI Investments Co †	2,300	149
Shift4 Payments Inc, Cl A *	1,200	88
SLM Corp	4,940	103
SoFi Technologies Inc *	21,100	139
Starwood Property Trust Inc ‡	6,600	125
State Street Corp	6,909	511
Stifel Financial Corp	2,200	185
Synchrony Financial	9,118	430

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Synovus Financial Corp	3,400	$137
T Rowe Price Group Inc	4,971	573
TFS Financial Corp	1,417	18
Toast Inc, Cl A *	10,050	259
TPG Inc, Cl A	1,500	62
Tradeweb Markets Inc, Cl A	2,600	276
Travelers Cos Inc/The	5,170	1,051
Truist Financial Corp	30,227	1,174
Unum Group	4,325	221
US Bancorp	35,480	1,409
UWM Holdings Corp	2,800	19
Virtu Financial Inc, Cl A	1,900	43
Visa Inc, Cl A	35,719	9,375
Voya Financial Inc	2,200	157
W R Berkley Corp	4,550	358
Webster Financial Corp	3,868	169
Wells Fargo & Co	79,415	4,716
Western Alliance Bancorp	2,400	151
Western Union Co/The	8,200	100
WEX Inc *	995	176
White Mountains Insurance Group Ltd	60	109
Willis Towers Watson PLC	2,304	604
Wintrust Financial Corp	1,400	138
XP Inc, Cl A	7,300	128
Zions Bancorp NA	3,300	143

		146,362
Health Care — 11.4%
10X Genomics Inc, Cl A *	2,198	43
Abbott Laboratories	39,283	4,082
AbbVie Inc	40,035	6,867
Acadia Healthcare Co Inc, Cl A *	2,000	135
Agilent Technologies Inc	6,654	863
Align Technology Inc *	1,751	423
Alnylam Pharmaceuticals Inc *	2,827	687
Amedisys Inc *	700	64
Amgen Inc, Cl A	12,130	3,790
Apellis Pharmaceuticals Inc *	2,400	92
Avantor Inc *	15,320	325
Azenta Inc *	1,200	63
Baxter International Inc	11,565	387
Becton Dickinson & Co	6,559	1,533
Biogen Inc *	3,259	755
BioMarin Pharmaceutical Inc *	4,267	351
Bio-Rad Laboratories Inc, Cl A *	456	124
Bio-Techne Corp	3,496	250
Boston Scientific Corp *	33,188	2,556
Bristol-Myers Squibb Co	46,186	1,918
Bruker Corp	2,300	147
Cardinal Health Inc	5,600	551
Catalent Inc *	4,023	226
Cencora Inc, Cl A	3,795	855
Centene Corp *	12,181	808
Cerevel Therapeutics Holdings Inc *	1,600	65

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Certara Inc *	2,600	$36
Charles River Laboratories International Inc *	1,161	240
Chemed Corp	336	182
Cigna Group/The	6,300	2,083
Cooper Cos Inc/The	4,448	388
CVS Health Corp	29,058	1,716
Danaher Corp, Cl A	14,934	3,731
DaVita Inc *	1,200	166
DENTSPLY SIRONA Inc	4,700	117
Dexcom Inc *	8,772	995
Doximity Inc, Cl A *	2,500	70
Edwards Lifesciences Corp, Cl A *	13,647	1,261
Elanco Animal Health Inc *	11,077	160
Elevance Health Inc	5,282	2,862
Eli Lilly & Co	19,318	17,490
Encompass Health Corp	2,200	189
Enovis Corp *	1,266	57
Envista Holdings Corp *	3,600	60
Exact Sciences Corp *	4,100	173
Exelixis Inc *	6,900	155
Fortrea Holdings Inc *	2,001	47
GE HealthCare Technologies Inc	9,504	741
Gilead Sciences Inc	28,344	1,945
Globus Medical Inc, Cl A *	2,650	181
GRAIL Inc *	605	9
HCA Healthcare Inc	4,504	1,447
Henry Schein Inc *	2,947	189
Hologic Inc *	5,300	393
Humana Inc	2,754	1,029
IDEXX Laboratories Inc *	1,866	909
Illumina Inc *	3,628	379
Incyte Corp *	4,143	251
Inspire Medical Systems Inc *	650	87
Insulet Corp *	1,569	317
Intra-Cellular Therapies Inc, Cl A *	2,300	157
Intuitive Surgical Inc *	7,933	3,529
Ionis Pharmaceuticals Inc *	3,200	152
IQVIA Holdings Inc *	4,105	868
Jazz Pharmaceuticals PLC *	1,380	147
Johnson & Johnson	54,706	7,996
Labcorp Holdings Inc	1,901	387
Masimo Corp *	1,000	126
McKesson Corp	3,042	1,777
Medpace Holdings Inc *	500	206
Medtronic PLC	30,153	2,373
Merck & Co Inc	57,672	7,140
Mettler-Toledo International Inc *	470	657
Moderna Inc *	7,531	894
Molina Healthcare Inc *	1,295	385
Natera Inc *	2,500	271
Neurocrine Biosciences Inc *	2,184	301
Organon & Co	5,770	119

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Penumbra Inc *	800	$144
Perrigo Co PLC	3,193	82
Pfizer Inc	128,225	3,588
Premier Inc, Cl A	2,800	52
QIAGEN NV	5,035	207
Quest Diagnostics Inc	2,541	348
QuidelOrtho Corp *	1,300	43
R1 RCM Inc *	3,300	41
Regeneron Pharmaceuticals Inc *	2,349	2,469
Repligen Corp *	1,250	158
ResMed Inc	3,295	631
Revvity Inc	2,841	298
Roivant Sciences Ltd *	8,700	92
Royalty Pharma PLC, Cl A	8,400	221
Sarepta Therapeutics Inc *	2,000	316
Solventum Corp *	3,188	169
Sotera Health Co *	3,000	36
STERIS PLC	2,240	492
Stryker Corp	8,248	2,806
Teleflex Inc	1,039	218
Tenet Healthcare Corp *	2,300	306
Thermo Fisher Scientific Inc	8,647	4,782
Ultragenyx Pharmaceutical Inc *	1,700	70
United Therapeutics Corp *	1,022	326
UnitedHealth Group Inc	20,885	10,636
Universal Health Services Inc, Cl B	1,325	245
Veeva Systems Inc, Cl A *	3,268	598
Vertex Pharmaceuticals Inc *	5,846	2,740
Viatris Inc, Cl W	27,230	289
Viking Therapeutics Inc *	2,400	127
Waters Corp *	1,299	377
West Pharmaceutical Services Inc	1,678	553
Zimmer Biomet Holdings Inc	4,722	512
Zoetis Inc, Cl A	10,525	1,825

		131,297
Industrials — 8.9%
3M Co	12,452	1,272
A O Smith Corp	2,800	229
AAON Inc	1,500	131
Acuity Brands Inc	719	174
Advanced Drainage Systems Inc	1,500	241
AECOM	3,100	273
AGCO Corp	1,400	137
Air Lease Corp, Cl A	2,300	109
Alaska Air Group Inc *	2,800	113
Allegion plc	1,950	230
Allison Transmission Holdings Inc	2,000	152
American Airlines Group Inc *	14,672	166
AMETEK Inc	5,183	864
API Group Corp *	5,200	196
Armstrong World Industries Inc	1,000	113
Automatic Data Processing Inc	9,374	2,237
Avis Budget Group Inc	400	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Axon Enterprise Inc *	1,593	$469
AZEK Co Inc/The, Cl A *	3,300	139
Boeing Co/The *	13,138	2,391
Booz Allen Hamilton Holding Corp, Cl A	2,940	452
Broadridge Financial Solutions Inc	2,625	517
Builders FirstSource Inc *	2,750	381
BWX Technologies Inc	2,100	200
CACI International Inc, Cl A *	492	212
Carlisle Cos Inc	1,074	435
Carrier Global Corp	18,952	1,195
Caterpillar Inc, Cl A	11,067	3,686
CH Robinson Worldwide Inc	2,555	225
Cintas Corp	1,951	1,366
Clarivate PLC *	11,200	64
Clean Harbors Inc *	1,100	249
CNH Industrial NV	22,200	225
Comfort Systems USA Inc	800	243
Concentrix Corp	1,000	63
Copart Inc *	19,556	1,059
Core & Main Inc, Cl A *	3,900	191
Crane Co	1,100	159
CSX Corp	44,750	1,497
Cummins Inc	3,068	850
Curtiss-Wright Corp	850	230
Dayforce Inc *	3,355	166
Deere & Co	5,862	2,190
Delta Air Lines Inc, Cl A	14,621	694
Donaldson Co Inc, Cl A	2,700	193
Dover Corp	3,151	569
Dun & Bradstreet Holdings Inc	6,000	56
Eaton Corp PLC	9,011	2,825
EMCOR Group Inc	1,050	383
Emerson Electric Co	12,946	1,426
Equifax Inc	2,779	674
Esab Corp	1,266	120
Expeditors International of Washington Inc	3,300	412
Fastenal Co, Cl A	12,987	816
FedEx Corp	5,260	1,577
Ferguson PLC	4,600	891
Flowserve Corp	2,900	139
Fortive Corp	8,059	597
Fortune Brands Innovations Inc	2,861	186
FTI Consulting Inc *	752	162
Gates Industrial Corp PLC *	3,800	60
GE Vernova Inc *	6,178	1,060
Generac Holdings Inc *	1,350	179
General Dynamics Corp	6,155	1,786
General Electric Co	24,614	3,913
Genpact Ltd	3,950	127
Graco Inc	3,800	301
GXO Logistics Inc *	2,633	133
Hayward Holdings Inc *	3,300	41
HEICO Corp	1,000	224

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
HEICO Corp, Cl A	1,800	$320
Hexcel Corp, Cl A	1,900	119
Honeywell International Inc	14,801	3,161
Howmet Aerospace Inc	9,200	714
Hubbell Inc, Cl B	1,205	440
Huntington Ingalls Industries Inc, Cl A	877	216
IDEX Corp	1,703	343
Illinois Tool Works Inc	6,789	1,609
Ingersoll Rand Inc	9,149	831
ITT Inc	1,848	239
Jacobs Solutions Inc	2,845	397
JB Hunt Transport Services Inc	1,860	298
Johnson Controls International PLC	15,426	1,025
KBR Inc	3,000	192
Kirby Corp *	1,300	156
Knight-Swift Transportation Holdings Inc, Cl A	3,527	176
L3Harris Technologies Inc	4,297	965
Landstar System Inc	792	146
Leidos Holdings Inc	3,100	452
Lennox International Inc	731	391
Lincoln Electric Holdings Inc	1,242	234
Loar Holdings Inc *	235	13
Lockheed Martin Corp	4,888	2,283
Lyft Inc, Cl A *	7,700	109
ManpowerGroup Inc	1,088	76
Masco Corp	5,100	340
MasTec Inc *	1,400	150
MDU Resources Group Inc	4,500	113
Middleby Corp/The *	1,239	152
MSA Safety Inc	858	161
MSC Industrial Direct Co Inc, Cl A	1,079	86
Nordson Corp	1,293	300
Norfolk Southern Corp	5,158	1,107
Northrop Grumman Corp	3,211	1,400
nVent Electric PLC	3,700	283
Old Dominion Freight Line Inc, Cl A	4,466	789
Oshkosh Corp	1,500	162
Otis Worldwide Corp	9,426	907
Owens Corning	1,960	340
PACCAR Inc	11,682	1,203
Parker-Hannifin Corp, Cl A	2,901	1,467
Parsons Corp *	1,000	82
Paychex Inc	7,290	864
Paycom Software Inc	1,166	167
Paycor HCM Inc *	1,400	18
Paylocity Holding Corp *	935	123
Pentair PLC	3,700	284
Quanta Services Inc	3,250	826
RB Global Inc	4,190	320
RBC Bearings Inc *	600	162
Regal Rexnord Corp	1,500	203
Republic Services Inc	4,688	911

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Robert Half Inc	2,300	$147
Rockwell Automation Inc	2,599	715
Rollins Inc	5,800	283
RTX Corp	30,147	3,026
Ryder System Inc	1,000	124
Saia Inc *	600	285
Schneider National Inc, Cl B	1,100	27
Science Applications International Corp	1,200	141
Sensata Technologies Holding PLC	3,400	127
Simpson Manufacturing Co Inc	1,000	169
SiteOne Landscape Supply Inc *	1,002	122
Snap-on Inc	1,179	308
Southwest Airlines Co, Cl A	13,544	387
Spirit AeroSystems Holdings Inc, Cl A *	2,700	89
SS&C Technologies Holdings Inc	4,900	307
Stanley Black & Decker Inc	3,457	276
Stericycle Inc, Cl A *	2,050	119
Tetra Tech Inc	1,200	245
Textron Inc	4,438	381
Timken Co/The	1,400	112
Toro Co/The	2,400	224
Trane Technologies PLC	5,170	1,701
TransDigm Group Inc	1,213	1,550
TransUnion	4,400	326
Trex Co Inc *	2,500	185
Uber Technologies Inc *	45,529	3,309
U-Haul Holding Co *	237	15
U-Haul Holding Co, Cl B	2,333	140
Union Pacific Corp	13,836	3,131
United Airlines Holdings Inc *	7,473	364
United Parcel Service Inc, Cl B	16,420	2,247
United Rentals Inc	1,543	998
Valmont Industries Inc	459	126
Veralto Corp	5,611	536
Verisk Analytics Inc, Cl A	3,249	876
Vertiv Holdings Co, Cl A	7,800	675
Vestis Corp	2,945	36
Waste Management Inc	9,250	1,973
Watsco Inc	776	359
WESCO International Inc	1,000	159
Westinghouse Air Brake Technologies Corp	4,066	643
WillScot Mobile Mini Holdings Corp, Cl A *	4,300	162
Woodward Inc	1,342	234
WW Grainger Inc	1,011	912
XPO Inc *	2,633	279
Xylem Inc/NY	5,388	731

		102,183
Information Technology — 30.5%
Accenture PLC, Cl A	14,329	4,348
Adobe Inc *	10,144	5,635
Advanced Micro Devices Inc *	36,373	5,900
Akamai Technologies Inc *	3,400	306
Allegro MicroSystems Inc *	1,800	51

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amdocs Ltd	2,600	$205
Amkor Technology Inc	2,600	104
Amphenol Corp, Cl A	26,464	1,783
Analog Devices Inc	11,287	2,576
ANSYS Inc *	1,975	635
Appfolio Inc, Cl A *	500	122
Apple Inc	329,577	69,416
Applied Materials Inc	18,947	4,471
AppLovin Corp, Cl A *	5,900	491
Arista Networks Inc *	5,792	2,030
Arrow Electronics Inc, Cl A *	1,231	149
Aspen Technology Inc *	631	125
Astera Labs Inc *	499	30
Atlassian Corp, Cl A *	3,543	627
Autodesk Inc, Cl A *	4,882	1,208
Avnet Inc	2,100	108
Bentley Systems Inc, Cl B	3,200	158
BILL Holdings Inc *	2,291	121
Broadcom Inc	10,290	16,521
Cadence Design Systems Inc *	6,137	1,889
CCC Intelligent Solutions Holdings Inc *	7,800	87
CDW Corp/DE	3,045	682
Ciena Corp *	3,300	159
Cirrus Logic Inc *	1,200	153
Cisco Systems Inc	92,031	4,372
Cloudflare Inc, Cl A *	6,700	555
Cognex Corp	3,900	182
Cognizant Technology Solutions Corp, Cl A	11,461	779
Coherent Corp *	2,885	209
Confluent Inc, Cl A *	4,200	124
Corning Inc, Cl B	17,314	673
Crane NXT Co	1,100	68
Crowdstrike Holdings Inc, Cl A *	4,836	1,853
Datadog Inc, Cl A *	6,800	882
Dell Technologies Inc, Cl C	5,600	772
DocuSign Inc, Cl A *	4,620	247
Dolby Laboratories Inc, Cl A	1,353	107
DoubleVerify Holdings Inc *	3,300	64
Dropbox Inc, Cl A *	5,800	130
DXC Technology Co *	4,581	87
Dynatrace Inc *	5,800	260
Elastic NV *	1,800	205
Enphase Energy Inc *	3,040	303
Entegris Inc	3,400	460
EPAM Systems Inc *	1,242	234
F5 Inc, Cl A *	1,331	229
Fair Isaac Corp *	555	826
First Solar Inc *	2,400	541
Five9 Inc *	1,700	75
Fortinet Inc *	14,585	879
Gartner Inc *	1,707	767
Gen Digital Inc	12,601	315
Gitlab Inc, Cl A *	2,100	104

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GLOBALFOUNDRIES Inc *	1,900	$96
Globant SA *	953	170
GoDaddy Inc, Cl A *	3,225	451
Guidewire Software Inc, Cl Z *	1,882	260
HashiCorp Inc, Cl A *	2,150	72
Hewlett Packard Enterprise Co	29,507	625
HP Inc	22,201	778
HubSpot Inc *	1,071	632
Informatica Inc, Cl A *	900	28
Intel Corp	95,726	2,965
International Business Machines Corp	20,637	3,569
Intuit Inc	6,199	4,074
IPG Photonics Corp *	672	57
Jabil Inc	2,800	305
Juniper Networks Inc	7,200	263
Keysight Technologies Inc *	3,932	538
KLA Corp	3,070	2,531
Kyndryl Holdings Inc *	5,177	136
Lam Research Corp	2,964	3,156
Lattice Semiconductor Corp *	3,100	180
Littelfuse Inc	500	128
Lumentum Holdings Inc *	1,600	81
MACOM Technology Solutions Holdings Inc *	1,300	145
Manhattan Associates Inc *	1,405	347
Marvell Technology Inc	19,459	1,360
Microchip Technology Inc	12,050	1,103
Micron Technology Inc	24,823	3,265
Microsoft Corp	168,675	75,389
MicroStrategy Inc, Cl A *	355	489
MKS Instruments Inc	1,500	196
MongoDB Inc, Cl A *	1,514	378
Monolithic Power Systems Inc	1,034	850
Motorola Solutions Inc	3,764	1,453
nCino inc *	1,600	50
NetApp Inc	4,700	605
Nutanix Inc, Cl A *	5,559	316
NVIDIA Corp	539,570	66,659
Okta Inc, Cl A *	3,516	329
ON Semiconductor Corp *	9,857	676
Onto Innovation Inc *	1,100	242
Oracle Corp, Cl B	35,593	5,026
Palantir Technologies Inc, Cl A *	45,620	1,156
Palo Alto Networks Inc *	6,923	2,347
Pegasystems Inc	900	54
Procore Technologies Inc *	1,750	116
PTC Inc *	2,565	466
Pure Storage Inc, Cl A *	6,500	417
Qorvo Inc *	2,224	258
QUALCOMM Inc	25,307	5,041
RingCentral Inc, Cl A *	1,855	52
Roper Technologies Inc	2,417	1,362
Salesforce Inc	21,254	5,464

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SentinelOne Inc, Cl A *	5,500	$116
ServiceNow Inc *	4,614	3,630
Skyworks Solutions Inc	3,626	386
Smartsheet Inc, Cl A *	3,000	132
Snowflake Inc, Cl A *	7,100	959
Super Micro Computer Inc *	1,100	901
Synopsys Inc *	3,467	2,063
TD SYNNEX Corp	1,500	173
Teledyne Technologies Inc *	1,044	405
Teradata Corp *	2,147	74
Teradyne Inc	3,504	520
Texas Instruments Inc	20,607	4,009
Trimble Inc *	5,600	313
Twilio Inc, Cl A *	3,858	219
Tyler Technologies Inc *	960	483
Ubiquiti Inc	69	10
UiPath Inc, Cl A *	8,600	109
Unity Software Inc *	6,553	107
Universal Display Corp	1,042	219
VeriSign Inc *	1,998	355
Vontier Corp	3,463	132
Western Digital Corp *	7,392	560
Wolfspeed Inc *	2,930	67
Workday Inc, Cl A *	4,754	1,063
Zebra Technologies Corp, Cl A *	1,134	350
Zoom Video Communications Inc, Cl A *	5,800	343
Zscaler Inc *	1,964	377

		351,173
Materials — 2.4%
Air Products and Chemicals Inc	5,035	1,299
Albemarle Corp	2,620	250
Alcoa Corp	4,000	159
Amcor PLC	32,700	320
AptarGroup Inc	1,500	211
Ardagh Metal Packaging SA	1,250	4
Ashland Inc	1,100	104
ATI Inc *	2,800	155
Avery Dennison Corp	1,816	397
Axalta Coating Systems Ltd *	5,000	171
Ball Corp	7,035	422
Berry Global Group Inc	2,677	158
Celanese Corp, Cl A	2,238	302
CF Industries Holdings Inc	4,337	321
Chemours Co/The	3,300	74
Cleveland-Cliffs Inc *	11,300	174
Corteva Inc	16,034	865
CRH PLC	15,600	1,170
Crown Holdings Inc	2,400	179
Dow Inc	16,075	853
DuPont de Nemours Inc	9,738	784
Eagle Materials Inc	759	165
Eastman Chemical Co	2,732	268
Ecolab Inc	5,638	1,342

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Element Solutions Inc	5,000	$136
FMC Corp	2,810	162
Freeport-McMoRan Inc, Cl B	32,402	1,575
Graphic Packaging Holding Co	6,900	181
Huntsman Corp	3,655	83
International Flavors & Fragrances Inc	5,769	549
International Paper Co	7,891	340
Linde PLC	10,900	4,783
Louisiana-Pacific Corp	1,400	115
LyondellBasell Industries NV, Cl A	5,861	561
Martin Marietta Materials Inc, Cl A	1,416	767
Mosaic Co/The	7,400	214
MP Materials Corp *	2,400	31
NewMarket Corp	132	68
Newmont Corp	26,255	1,099
Nucor Corp	5,541	876
Olin Corp	2,700	127
Packaging Corp of America	1,964	359
PPG Industries Inc	5,288	666
Reliance Inc	1,279	365
Royal Gold Inc, Cl A	1,447	181
RPM International Inc	2,900	312
Scotts Miracle-Gro Co/The, Cl A	877	57
Sealed Air Corp	3,400	118
Sherwin-Williams Co/The, Cl A	5,392	1,609
Silgan Holdings Inc	1,830	77
Sonoco Products Co	2,200	112
Southern Copper Corp	1,919	207
Steel Dynamics Inc	3,449	447
United States Steel Corp	5,000	189
Vulcan Materials Co	2,989	743
Westlake Corp	732	106
Westrock Co	5,800	291

		27,653
Real Estate — 2.4%
Agree Realty Corp ‡	2,300	143
Alexandria Real Estate Equities Inc ‡	3,948	462
American Homes 4 Rent, Cl A ‡	7,600	282
American Tower Corp, Cl A ‡	10,584	2,057
Americold Realty Trust Inc ‡	6,400	163
AvalonBay Communities Inc ‡	3,209	664
Brixmor Property Group Inc ‡	7,000	162
BXP Inc ‡	3,562	219
Camden Property Trust ‡	2,369	259
CBRE Group Inc, Cl A *	6,850	610
CoStar Group Inc *	9,200	682
Cousins Properties Inc ‡	3,600	83
Crown Castle Inc ‡	9,836	961
CubeSmart ‡	5,100	230
Digital Realty Trust Inc, Cl A ‡	7,073	1,075
EastGroup Properties Inc ‡	1,000	170
EPR Properties, Cl A ‡	1,700	71
Equinix Inc ‡	2,119	1,603

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Equity LifeStyle Properties Inc ‡	4,000	$261
Equity Residential ‡	8,483	588
Essex Property Trust Inc ‡	1,417	386
Extra Space Storage Inc ‡	4,765	741
Federal Realty Investment Trust ‡	1,846	186
First Industrial Realty Trust Inc ‡	3,100	147
Gaming and Leisure Properties Inc ‡	5,810	263
Healthcare Realty Trust Inc, Cl A ‡	8,600	142
Healthpeak Properties Inc ‡	15,970	313
Highwoods Properties Inc ‡	2,378	63
Host Hotels & Resorts Inc ‡	16,102	290
Howard Hughes Holdings Inc *	763	49
Invitation Homes Inc ‡	13,900	499
Iron Mountain Inc ‡	6,600	592
Jones Lang LaSalle Inc *	1,053	216
Kilroy Realty Corp ‡	2,800	87
Kimco Realty Corp ‡	14,905	290
Lamar Advertising Co, Cl A ‡	2,000	239
Medical Properties Trust Inc ‡	13,835	60
Mid-America Apartment Communities Inc ‡	2,600	371
National Storage Affiliates Trust ‡	1,700	70
NNN REIT Inc ‡	4,100	175
Omega Healthcare Investors Inc ‡	5,645	193
Park Hotels & Resorts Inc ‡	4,550	68
Prologis Inc ‡	20,912	2,349
Public Storage ‡	3,556	1,023
Rayonier Inc ‡	3,500	102
Realty Income Corp ‡	18,913	999
Regency Centers Corp ‡	4,100	255
Rexford Industrial Realty Inc ‡	4,750	212
SBA Communications Corp, Cl A ‡	2,437	478
Simon Property Group Inc ‡	7,335	1,113
STAG Industrial Inc ‡	4,100	148
Sun Communities Inc ‡	2,783	335
UDR Inc ‡	7,400	305
Ventas Inc ‡	9,090	466
VICI Properties Inc, Cl A ‡	23,494	673
Vornado Realty Trust ‡	4,200	110
Welltower Inc ‡	13,400	1,397
Weyerhaeuser Co ‡	16,597	471
WP Carey Inc ‡	4,990	275
Zillow Group Inc, Cl A *	1,200	54
Zillow Group Inc, Cl C *	3,500	162

		27,112
Utilities — 2.1%
AES Corp/The	15,200	267
Alliant Energy Corp	5,721	291
Ameren Corp	5,925	421
American Electric Power Co Inc	11,929	1,047
American Water Works Co Inc	4,415	570
Atmos Energy Corp	3,416	398
Avangrid Inc	1,600	57
Brookfield Renewable Corp, Cl A	3,100	88

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CenterPoint Energy Inc	14,355	$445
Clearway Energy Inc, Cl A	900	20
Clearway Energy Inc, Cl C	1,800	44
CMS Energy Corp	6,610	393
Consolidated Edison Inc	7,879	705
Constellation Energy Corp	7,313	1,465
Dominion Energy Inc	19,002	931
DTE Energy Co	4,713	523
Duke Energy Corp	17,462	1,750
Edison International	8,549	614
Entergy Corp	4,789	512
Essential Utilities Inc	5,700	213
Evergy Inc	5,017	266
Eversource Energy	7,898	448
Exelon Corp	22,639	784
FirstEnergy Corp	12,400	475
IDACORP Inc, Cl A	1,200	112
National Fuel Gas Co	2,100	114
NextEra Energy Inc	46,605	3,300
NiSource Inc	9,400	271
NRG Energy Inc	5,050	393
OGE Energy Corp	4,500	161
PG&E Corp	46,406	810
Pinnacle West Capital Corp	2,600	199
PPL Corp	16,803	465
Public Service Enterprise Group Inc	11,304	833
Sempra	14,362	1,092
Southern Co/The	24,712	1,917
UGI Corp	4,630	106
Vistra Corp	8,019	689
WEC Energy Group Inc	7,184	564
Xcel Energy Inc	12,490	667

		24,420
Total Common Stock
(Cost $589,224) ($ Thousands)		1,134,126

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	21,776,420	21,776
Total Cash Equivalent
(Cost $21,776) ($ Thousands)		21,776
Total Investments in Securities — 100.5%
(Cost $611,000) ($ Thousands)		$1,155,902

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-MINI	69	Sep-2024	$18,976	$19,049	$73
S&P Mid Cap 400 Index E-MINI	2	Sep-2024	594	592	(2)
S&P Mid Cap 400 Index E-MINI	8	Sep-2024	2,344	2,366	22
			$21,914	$22,007	$93

Percentages are based on Net Assets of $1,150,553 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Investments Co	$151	$—	$(13)	$(2)	$13	$149	$2	$—
SEI Liquidity Fund, LP	567	1,302	(1,871)	—	2	—	21	—
SEI Daily Income Trust, Government Fund, Institutional Class	32,499	112,957	(123,680)	—	—	21,776	941	—
Totals	$33,217	$114,259	$(125,564)	$(2)	$15	$21,925	$964	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.4%

Communication Services — 7.1%
Alphabet Inc, Cl A	508,520	$92,627
Alphabet Inc, Cl C	456,960	83,816
AT&T Inc	844,882	16,146
Charter Communications Inc, Cl A *	12,696	3,796
Comcast Corp, Cl A	237,447	9,298
Electronic Arts Inc	50,445	7,028
Meta Platforms Inc, Cl A	111,272	56,105
Nexstar Media Group Inc, Cl A	14,442	2,397
Omnicom Group Inc	73,971	6,635
Verizon Communications Inc	97,068	4,003
Walt Disney Co/The	149,388	14,833
Warner Bros Discovery Inc *	14,202	106

		296,790
Consumer Discretionary — 10.4%
Amazon.com Inc, Cl A *	368,960	71,302
AutoZone Inc *	16,513	48,946
Best Buy Co Inc	78,137	6,586
Booking Holdings Inc	2,537	10,050
BorgWarner Inc	89,239	2,877
Brinker International Inc *	101,140	7,322
Darden Restaurants Inc	3,127	473
Dick's Sporting Goods Inc	94,331	20,267
Domino's Pizza Inc	16,892	8,722
DR Horton Inc	16,198	2,283
eBay Inc	127,055	6,825
Foot Locker Inc, Cl A	164,494	4,099
General Motors Co	172,057	7,994
Genuine Parts Co	79,642	11,016
Goodyear Tire & Rubber Co/The *	406,438	4,613
Harley-Davidson Inc, Cl A	88,020	2,952
Home Depot Inc/The	28,380	9,770
Lear Corp	45,049	5,145
Lowe's Cos Inc	320,236	70,599
Magna International Inc, Cl A	19,822	831
NIKE Inc, Cl B	357,743	26,963
O'Reilly Automotive Inc *	1,906	2,013
Phinia Inc	17,847	703
PulteGroup Inc	251,522	27,693
PVH Corp	35,794	3,790
Ross Stores Inc	48,881	7,103
Royal Caribbean Cruises Ltd *	45,928	7,322
Starbucks Corp	68,046	5,297
TJX Cos Inc/The	374,562	41,239
TopBuild Corp *	15,994	6,162
Whirlpool Corp	64,521	6,594

		437,551
Consumer Staples — 5.9%
Altria Group Inc	160,454	7,309
Archer-Daniels-Midland Co	50,878	3,076
Coca-Cola Co/The	112,241	7,144
Colgate-Palmolive Co	72,187	7,005

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Conagra Brands Inc	220,559	$6,268
Constellation Brands Inc, Cl A	10,975	2,824
Costco Wholesale Corp	9,292	7,898
Dollar General Corp	45,559	6,024
Hershey Co/The	26,426	4,858
Ingredion Inc	26,094	2,993
Kimberly-Clark Corp	41,873	5,787
Kroger Co/The	798,798	39,884
Lamb Weston Holdings Inc	16,377	1,377
Molson Coors Beverage Co, Cl B	246,452	12,527
Mondelez International Inc, Cl A	24,475	1,602
Monster Beverage Corp *	27,454	1,371
PepsiCo Inc	208,587	34,402
Philip Morris International Inc	245,614	24,888
Procter & Gamble Co/The	233,806	38,559
Target Corp, Cl A	53,833	7,970
Tyson Foods Inc, Cl A	253,116	14,463
Walmart Inc	127,956	8,664

		246,893
Energy — 3.9%
Canadian Natural Resources Ltd	494,012	17,587
Chevron Corp	178,499	27,921
ConocoPhillips	179,580	20,540
Devon Energy Corp	357,504	16,946
Exxon Mobil Corp	126,838	14,601
HF Sinclair Corp	40,846	2,179
Marathon Petroleum Corp	152,241	26,411
Phillips 66	95,701	13,510
Valero Energy Corp	143,915	22,560

		162,255
Financials — 16.0%
Aflac Inc	136,144	12,159
Allstate Corp/The	49,660	7,929
American Financial Group Inc/OH	11,100	1,366
Ameriprise Financial Inc	82,444	35,219
Assurant Inc	33,412	5,555
Assured Guaranty Ltd	31,872	2,459
Bank of America Corp	1,369,018	54,446
Berkshire Hathaway Inc, Cl B *	93,247	37,933
Capital One Financial Corp	43,778	6,061
Chubb Ltd	26,127	6,664
Citigroup Inc	352,482	22,369
CME Group Inc, Cl A	77,815	15,298
Discover Financial Services	126,480	16,545
Everest Group Ltd	38,172	14,544
Fifth Third Bancorp	487,076	17,773
Goldman Sachs Group Inc/The	21,644	9,790
Hartford Financial Services Group Inc/The	66,936	6,730
Intercontinental Exchange Inc	50,750	6,947
JPMorgan Chase & Co	377,178	76,288
KKR & Co Inc	64,359	6,773
Marsh & McLennan Cos Inc	33,551	7,070

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mastercard Inc, Cl A	117,450	$51,814
Moody's Corp	156,675	65,949
Morgan Stanley	311,935	30,317
MSCI Inc, Cl A	64,006	30,835
Navient Corp	263,511	3,837
PNC Financial Services Group Inc/The	36,433	5,665
Popular Inc	93,782	8,293
Progressive Corp/The	4,956	1,029
Prudential Financial Inc	17,700	2,074
Regions Financial Corp	507,300	10,166
S&P Global Inc	10,324	4,604
Travelers Cos Inc/The	118,288	24,053
Truist Financial Corp	28,769	1,118
Visa Inc, Cl A	182,933	48,014
Voya Financial Inc	91,410	6,504
Wells Fargo & Co	92,870	5,516

		669,706
Health Care — 13.2%
Abbott Laboratories	68,806	7,150
AbbVie Inc	92,048	15,788
Amgen Inc, Cl A	120,417	37,624
Becton Dickinson & Co	113,758	26,586
Cardinal Health Inc	36,074	3,547
Cencora Inc, Cl A	137,635	31,009
Centene Corp *	19,739	1,309
Cigna Group/The	27,340	9,038
CVS Health Corp	115,701	6,833
Danaher Corp, Cl A	26,659	6,661
Edwards Lifesciences Corp, Cl A *	61,914	5,719
Elevance Health Inc	10,844	5,876
Eli Lilly & Co	17,885	16,193
Gilead Sciences Inc	109,405	7,506
HCA Healthcare Inc	109,165	35,072
Humana Inc	11,818	4,416
IDEXX Laboratories Inc *	12,340	6,012
Intuitive Surgical Inc *	21,300	9,475
Johnson & Johnson	497,177	72,667
McKesson Corp	12,923	7,548
Merck & Co Inc	563,613	69,775
Mettler-Toledo International Inc *	28,371	39,651
Novartis AG ADR	32,225	3,431
Novo Nordisk A/S ADR	51,225	7,312
Organon & Co	761,962	15,773
Pfizer Inc	706,138	19,758
United Therapeutics Corp *	22,931	7,305
UnitedHealth Group Inc	120,227	61,227
Vertex Pharmaceuticals Inc *	2,576	1,207
Viatris Inc, Cl W	359,688	3,823
Zoetis Inc, Cl A	33,352	5,782

		551,073
Industrials — 10.1%
AerCap Holdings NV	20,386	1,900

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AGCO Corp	71,474	$6,996
Alaska Air Group Inc *	245,416	9,915
Carlisle Cos Inc	6,137	2,487
Carrier Global Corp	357,041	22,522
Caterpillar Inc, Cl A	25,261	8,414
Chart Industries Inc *	29,522	4,261
Cummins Inc	8,214	2,275
Deere & Co	14,637	5,469
Delta Air Lines Inc, Cl A	166,931	7,919
Eaton Corp PLC	27,035	8,477
FedEx Corp	20,626	6,184
Fortive Corp	67,655	5,013
General Dynamics Corp	23,400	6,789
Graco Inc	542,313	42,995
GXO Logistics Inc *	318,644	16,092
Huntington Ingalls Industries Inc, Cl A	41,706	10,273
Illinois Tool Works Inc	47,481	11,251
Johnson Controls International PLC	490,100	32,577
L3Harris Technologies Inc	25,220	5,664
Lockheed Martin Corp	15,688	7,328
ManpowerGroup Inc	178,791	12,480
Middleby Corp/The *	100,000	12,261
Northrop Grumman Corp	12,855	5,604
Oshkosh Corp	61,954	6,703
PACCAR Inc	59,000	6,073
Rollins Inc	48,391	2,361
RTX Corp	247,761	24,873
Siemens AG ADR	170,436	15,893
Southwest Airlines Co, Cl A	86,460	2,474
Textron Inc	190,528	16,359
Timken Co/The	112,333	9,001
TransDigm Group Inc	27,487	35,118
United Airlines Holdings Inc *	21,156	1,029
Veralto Corp	32,335	3,087
Waste Management Inc	18,232	3,890
WW Grainger Inc	45,652	41,189

		423,196
Information Technology — 25.6%
Adobe Inc *	132,564	73,645
Amphenol Corp, Cl A	299,538	20,180
Analog Devices Inc	90,307	20,614
Apple Inc	775,761	163,391
Applied Materials Inc	148,944	35,149
Arista Networks Inc *	85,796	30,070
Broadcom Inc	26,904	43,195
Cadence Design Systems Inc *	10,238	3,151
Cisco Systems Inc	488,328	23,200
Cognizant Technology Solutions Corp, Cl A	8,912	606
Corning Inc, Cl B	177,573	6,899
Fair Isaac Corp *	6,327	9,419
Guidewire Software Inc, Cl Z *	52,580	7,250
Hewlett Packard Enterprise Co	294,388	6,232
HP Inc	364,323	12,759

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Intel Corp	258,431	$8,004
International Business Machines Corp	6,932	1,199
Intuit Inc	90,010	59,155
Juniper Networks Inc	7,046	257
Keysight Technologies Inc *	54,079	7,395
Lam Research Corp	6,481	6,901
Marvell Technology Inc	74,923	5,237
Microchip Technology Inc	401,003	36,692
Micron Technology Inc	156,515	20,586
Microsoft Corp	486,353	217,375
Motorola Solutions Inc	18,758	7,242
NetApp Inc	45,929	5,916
NVIDIA Corp	362,201	44,746
Oracle Corp, Cl B	453,993	64,104
QUALCOMM Inc	67,431	13,431
Roper Technologies Inc	51,458	29,005
Salesforce Inc	52,100	13,395
SAP SE ADR	157,922	31,854
Seagate Technology Holdings PLC	67,318	6,952
ServiceNow Inc *	8,865	6,974
Texas Instruments Inc	37,537	7,302
VeriSign Inc *	91,384	16,248
Western Digital Corp *	33,750	2,557
Xerox Holdings Corp	509,921	5,925

		1,074,212
Materials — 4.5%
Cabot Corp	69,027	6,343
Celanese Corp, Cl A	28,298	3,817
Corteva Inc	64,004	3,452
Dow Inc	162,912	8,643
DuPont de Nemours Inc	8,453	680
Eastman Chemical Co	135,211	13,247
Ecolab Inc	30,841	7,340
Huntsman Corp	278,086	6,332
Ingevity Corp *	14,131	618
Linde PLC	123,959	54,395
LyondellBasell Industries NV, Cl A	74,826	7,158
O-I Glass Inc, Cl I *	451,358	5,024
Reliance Inc	11,055	3,157
Sherwin-Williams Co/The, Cl A	154,381	46,072
Steel Dynamics Inc	152,103	19,697
Sylvamo Corp	12,276	842
Westrock Co	27,405	1,377

		188,194
Real Estate — 1.1%
American Tower Corp, Cl A ‡	101,757	19,779
Brandywine Realty Trust ‡	24,300	109
CBRE Group Inc, Cl A *	41,173	3,669
Crown Castle Inc ‡	34,157	3,337
Equinix Inc ‡	1,986	1,503
Omega Healthcare Investors Inc ‡	48,451	1,659
Public Storage ‡	4,106	1,181

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sabra Health Care REIT Inc ‡	246,508	$3,796
SBA Communications Corp, Cl A ‡	18,373	3,607
Welltower Inc ‡	70,223	7,321

		45,961
Utilities — 1.6%
Ameren Corp	64,109	4,559
American Electric Power Co Inc	57,553	5,050
Constellation Energy Corp	30,752	6,159
Duke Energy Corp	68,746	6,890
Edison International	98,283	7,058
Exelon Corp	132,096	4,572
NextEra Energy Inc	123,716	8,760
NRG Energy Inc	264,927	20,627
Vistra Corp	40,284	3,463

		67,138
Total Common Stock
(Cost $1,140,990) ($ Thousands)		4,162,969

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	26,794,024	26,794
Total Cash Equivalent
(Cost $26,794) ($ Thousands)		26,794
Total Investments in Securities — 100.0%
(Cost $1,167,784) ($ Thousands)		$4,189,763

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Large Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
S&P 500 Index E-MINI	54	Sep-2024	$14,927	$14,908	$(19)
S&P Mid Cap 400 Index E-MINI	13	Sep-2024	3,830	3,846	16
			$18,757	$18,754	$(3)

Percentages are based on Net Assets of $4,190,688 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$3,657	$88,023	$(91,654)	$(4)	$(22)	$—	$539	$7
SEI Daily Income Trust, Government Fund, Institutional Class	26,387	471,151	(470,744)	—	—	26,794	838	—
Totals	$30,044	$559,174	$(562,398)	$(4)	$(22)	$26,794	$1,377	$7

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.1%

Communication Services — 9.1%
Alphabet Inc, Cl A	130,640	$23,796
Alphabet Inc, Cl C	108,655	19,929
AT&T Inc	159,367	3,046
Charter Communications Inc, Cl A *	2,132	637
Comcast Corp, Cl A	87,005	3,407
Electronic Arts Inc	5,378	749
Fox Corp, Cl A	5,086	175
Fox Corp, Cl B	2,931	94
Interpublic Group of Cos Inc/The	8,301	241
Live Nation Entertainment Inc *	3,200	300
Match Group Inc *	5,800	176
Meta Platforms Inc, Cl A	48,737	24,574
Netflix Inc *	9,615	6,489
News Corp, Cl A	8,575	236
News Corp, Cl B	2,700	77
Omnicom Group Inc	4,304	386
Paramount Global, Cl B	11,217	117
Take-Two Interactive Software Inc, Cl A *	3,500	544
T-Mobile US Inc	11,426	2,013
Verizon Communications Inc	93,613	3,861
Walt Disney Co/The	40,524	4,024
Warner Bros Discovery Inc *	50,074	373

		95,244
Consumer Discretionary — 9.7%
Airbnb Inc, Cl A *	9,850	1,494
Amazon.com Inc, Cl A *	203,639	39,353
Aptiv PLC *	6,070	427
AutoZone Inc *	390	1,156
Bath & Body Works Inc	5,077	198
Best Buy Co Inc	4,254	359
Booking Holdings Inc	766	3,035
BorgWarner Inc	5,153	166
Caesars Entertainment Inc *	4,800	191
CarMax Inc *	3,500	257
Carnival Corp *	22,684	425
Chipotle Mexican Grill Inc, Cl A *	30,550	1,914
Darden Restaurants Inc	2,618	396
Deckers Outdoor Corp *	600	581
Domino's Pizza Inc	795	411
DR Horton Inc	6,558	924
eBay Inc	11,199	602
Etsy Inc *	2,700	159
Expedia Group Inc *	2,855	360
Ford Motor Co	87,070	1,092
Garmin Ltd	3,371	549
General Motors Co	25,347	1,178
Genuine Parts Co	3,096	428
Hasbro Inc	2,896	169
Hilton Worldwide Holdings Inc	5,600	1,222
Home Depot Inc/The	22,058	7,593
Las Vegas Sands Corp	8,100	358

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lennar Corp, Cl A	5,474	$820
LKQ Corp	5,900	245
Lowe's Cos Inc	12,759	2,813
Lululemon Athletica Inc *	2,500	747
Marriott International Inc/MD, Cl A	5,300	1,281
McDonald's Corp	16,061	4,093
MGM Resorts International *	5,550	247
Mohawk Industries Inc *	1,200	136
NIKE Inc, Cl B	26,950	2,031
Norwegian Cruise Line Holdings Ltd *	9,700	182
NVR Inc *	72	546
O'Reilly Automotive Inc *	1,338	1,413
Pool Corp	872	268
PulteGroup Inc	4,699	517
Ralph Lauren Corp, Cl A	905	158
Ross Stores Inc	7,419	1,078
Royal Caribbean Cruises Ltd *	5,300	845
Starbucks Corp	25,204	1,962
Tapestry Inc	5,219	223
Tesla Inc *	61,688	12,207
TJX Cos Inc/The	25,186	2,773
Tractor Supply Co	2,430	656
Ulta Beauty Inc *	1,100	425
Wynn Resorts Ltd	2,129	191
Yum! Brands Inc	6,270	831

		101,685
Consumer Staples — 5.6%
Altria Group Inc	38,173	1,739
Archer-Daniels-Midland Co	10,968	663
Brown-Forman Corp, Cl B	4,065	175
Bunge Global SA	3,100	331
Campbell Soup Co	4,484	203
Church & Dwight Co Inc	5,376	557
Clorox Co/The	2,802	382
Coca-Cola Co/The	86,248	5,490
Colgate-Palmolive Co	18,245	1,770
Conagra Brands Inc	10,765	306
Constellation Brands Inc, Cl A	3,607	928
Costco Wholesale Corp	9,902	8,417
Dollar General Corp	4,881	645
Dollar Tree Inc *	4,654	497
Estee Lauder Cos Inc/The, Cl A	5,150	548
General Mills Inc	12,486	790
Hershey Co/The	3,262	600
Hormel Foods Corp	6,458	197
J M Smucker Co/The	2,353	257
Kellanova	5,867	338
Kenvue Inc	42,460	772
Keurig Dr Pepper Inc	23,200	775
Kimberly-Clark Corp	7,503	1,037
Kraft Heinz Co/The	17,508	564
Kroger Co/The	14,886	743
Lamb Weston Holdings Inc	3,200	269

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
McCormick & Co Inc/MD	5,532	$392
Molson Coors Beverage Co, Cl B	4,151	211
Mondelez International Inc, Cl A	29,820	1,951
Monster Beverage Corp *	15,758	787
PepsiCo Inc	30,579	5,043
Philip Morris International Inc	34,577	3,504
Procter & Gamble Co/The	52,472	8,654
Sysco Corp, Cl A	11,020	787
Target Corp, Cl A	10,228	1,514
Tyson Foods Inc, Cl A	6,303	360
Walgreens Boots Alliance Inc	16,257	197
Walmart Inc	95,019	6,434

		58,827
Energy — 3.5%
APA Corp	8,081	238
Baker Hughes Co, Cl A	22,149	779
Chevron Corp	38,079	5,956
ConocoPhillips	25,978	2,971
Coterra Energy Inc	16,513	440
Devon Energy Corp	14,013	664
Diamondback Energy Inc, Cl A	3,951	791
EOG Resources Inc	12,757	1,606
EQT Corp	9,300	344
Exxon Mobil Corp	99,737	11,482
Halliburton Co	19,642	663
Hess Corp	6,175	911
Kinder Morgan Inc	42,832	851
Marathon Oil Corp	12,456	357
Marathon Petroleum Corp	7,838	1,360
Occidental Petroleum Corp	14,812	934
ONEOK Inc	12,909	1,053
Phillips 66	9,387	1,325
Schlumberger NV, Cl A	31,700	1,496
Targa Resources Corp	4,900	631
Valero Energy Corp	7,303	1,145
Williams Cos Inc/The	27,069	1,150

		37,147
Financials — 12.0%
Aflac Inc	11,484	1,026
Allstate Corp/The	5,809	928
American Express Co	12,595	2,916
American International Group Inc	14,685	1,090
Ameriprise Financial Inc	2,231	953
Aon PLC, Cl A	4,801	1,410
Arch Capital Group Ltd *	8,300	837
Arthur J Gallagher & Co	4,899	1,270
Assurant Inc	1,155	192
Bank of America Corp	151,309	6,018
Bank of New York Mellon Corp/The	16,599	994
Berkshire Hathaway Inc, Cl B *	40,240	16,370
BlackRock Inc	3,069	2,416
Blackstone Inc, Cl A	15,900	1,968

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brown & Brown Inc	5,300	$474
Capital One Financial Corp	8,449	1,170
Cboe Global Markets Inc	2,300	391
Charles Schwab Corp/The	33,159	2,444
Chubb Ltd	9,051	2,309
Cincinnati Financial Corp	3,483	411
Citigroup Inc	42,398	2,691
Citizens Financial Group Inc	10,050	362
CME Group Inc, Cl A	8,012	1,575
Corpay Inc *	1,529	407
Discover Financial Services	5,608	734
Everest Group Ltd	987	376
FactSet Research Systems Inc	850	347
Fidelity National Information Services Inc, Cl B	12,365	932
Fifth Third Bancorp	15,111	551
Fiserv Inc, Cl A *	13,005	1,938
Franklin Resources Inc	6,438	144
Global Payments Inc	5,683	550
Globe Life Inc	1,839	151
Goldman Sachs Group Inc/The	7,168	3,242
Hartford Financial Services Group Inc/The	6,536	657
Huntington Bancshares Inc/OH	32,114	423
Intercontinental Exchange Inc	12,705	1,739
Invesco Ltd	9,916	148
Jack Henry & Associates Inc	1,600	266
JPMorgan Chase & Co	63,908	12,926
KeyCorp	21,083	300
KKR & Co Inc	14,800	1,558
Loews Corp	3,962	296
M&T Bank Corp	3,734	565
MarketAxess Holdings Inc	856	172
Marsh & McLennan Cos Inc	10,909	2,299
Mastercard Inc, Cl A	18,247	8,050
MetLife Inc	13,289	933
Moody's Corp	3,521	1,482
Morgan Stanley	27,836	2,705
MSCI Inc, Cl A	1,784	859
Nasdaq Inc, Cl A	8,527	514
Northern Trust Corp	4,609	387
PayPal Holdings Inc *	23,279	1,351
PNC Financial Services Group Inc/The	8,863	1,378
Principal Financial Group Inc, Cl A	4,757	373
Progressive Corp/The	12,985	2,697
Prudential Financial Inc	7,966	934
Raymond James Financial Inc	4,158	514
Regions Financial Corp	20,263	406
S&P Global Inc	7,155	3,191
State Street Corp	6,695	495
Synchrony Financial	8,863	418
T Rowe Price Group Inc	4,993	576
Travelers Cos Inc/The	5,056	1,028
Truist Financial Corp	29,756	1,156

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
US Bancorp	34,638	$1,375
Visa Inc, Cl A	34,999	9,186
W R Berkley Corp	4,500	354
Wells Fargo & Co	77,473	4,601
Willis Towers Watson PLC	2,219	582

		126,481
Health Care — 11.4%
Abbott Laboratories	38,662	4,017
AbbVie Inc	39,313	6,743
Agilent Technologies Inc	6,515	845
Align Technology Inc *	1,586	383
Amgen Inc, Cl A	11,972	3,741
Baxter International Inc	11,235	376
Becton Dickinson & Co	6,428	1,502
Biogen Inc *	3,256	755
Bio-Rad Laboratories Inc, Cl A *	431	118
Bio-Techne Corp	3,552	254
Boston Scientific Corp *	32,626	2,513
Bristol-Myers Squibb Co	45,053	1,871
Cardinal Health Inc	5,459	537
Catalent Inc *	4,100	231
Cencora Inc, Cl A	3,696	833
Centene Corp *	11,839	785
Charles River Laboratories International Inc *	1,160	240
Cigna Group/The	6,293	2,080
Cooper Cos Inc/The	4,416	385
CVS Health Corp	27,876	1,646
Danaher Corp, Cl A	14,612	3,651
DaVita Inc *	1,106	153
Dexcom Inc *	8,722	989
Edwards Lifesciences Corp, Cl A *	13,342	1,232
Elevance Health Inc	5,173	2,803
Eli Lilly & Co	17,789	16,106
GE HealthCare Technologies Inc	9,462	737
Gilead Sciences Inc	27,664	1,898
HCA Healthcare Inc	4,281	1,375
Henry Schein Inc *	2,800	179
Hologic Inc *	5,200	386
Humana Inc	2,631	983
IDEXX Laboratories Inc *	1,873	912
Incyte Corp *	4,150	252
Insulet Corp *	1,500	303
Intuitive Surgical Inc *	7,857	3,495
IQVIA Holdings Inc *	3,996	845
Johnson & Johnson	53,493	7,819
Labcorp Holdings Inc	1,910	389
McKesson Corp	2,843	1,660
Medtronic PLC	29,479	2,320
Merck & Co Inc	56,364	6,978
Mettler-Toledo International Inc *	487	681
Moderna Inc *	7,400	879
Molina Healthcare Inc *	1,279	380

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pfizer Inc	126,010	$3,526
Quest Diagnostics Inc	2,424	332
Regeneron Pharmaceuticals Inc *	2,393	2,515
ResMed Inc	3,209	614
Revvity Inc	2,798	293
Solventum Corp *	3,142	166
STERIS PLC	2,145	471
Stryker Corp	7,526	2,561
Teleflex Inc	1,029	216
Thermo Fisher Scientific Inc	8,526	4,715
UnitedHealth Group Inc	20,472	10,426
Universal Health Services Inc, Cl B	1,300	240
Vertex Pharmaceuticals Inc *	5,727	2,684
Viatris Inc, Cl W	26,257	279
Waters Corp *	1,322	384
West Pharmaceutical Services Inc	1,576	519
Zimmer Biomet Holdings Inc	4,574	496
Zoetis Inc, Cl A	10,145	1,759

		119,456
Industrials — 7.9%
3M Co	12,271	1,254
A O Smith Corp	2,700	221
Allegion plc	1,970	233
American Airlines Group Inc *	14,709	167
AMETEK Inc	5,100	850
Automatic Data Processing Inc	9,065	2,164
Axon Enterprise Inc *	1,600	471
Boeing Co/The *	12,855	2,340
Broadridge Financial Solutions Inc	2,634	519
Builders FirstSource Inc *	2,700	374
Carrier Global Corp	18,631	1,175
Caterpillar Inc, Cl A	10,843	3,612
CH Robinson Worldwide Inc	2,605	230
Cintas Corp	1,932	1,353
Copart Inc *	19,400	1,051
CSX Corp	43,399	1,452
Cummins Inc	3,075	852
Dayforce Inc *	3,600	179
Deere & Co	5,761	2,152
Delta Air Lines Inc, Cl A	14,313	679
Dover Corp	3,037	548
Eaton Corp PLC	8,920	2,797
Emerson Electric Co	12,675	1,396
Equifax Inc	2,789	676
Expeditors International of Washington Inc	3,077	384
Fastenal Co, Cl A	12,668	796
FedEx Corp	5,061	1,517
Fortive Corp	7,887	584
GE Vernova Inc *	6,047	1,037
Generac Holdings Inc *	1,354	179
General Dynamics Corp	5,094	1,478
General Electric Co	24,338	3,869
Honeywell International Inc	14,470	3,090

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Howmet Aerospace Inc	8,578	$666
Hubbell Inc, Cl B	1,200	439
Huntington Ingalls Industries Inc, Cl A	847	209
IDEX Corp	1,700	342
Illinois Tool Works Inc	6,015	1,425
Ingersoll Rand Inc	8,933	811
Jacobs Solutions Inc	2,762	386
JB Hunt Transport Services Inc	1,751	280
Johnson Controls International PLC	14,922	992
L3Harris Technologies Inc	4,259	956
Leidos Holdings Inc	2,993	437
Lockheed Martin Corp	4,750	2,219
Masco Corp	4,984	332
Nordson Corp	1,200	278
Norfolk Southern Corp	4,986	1,070
Northrop Grumman Corp	3,080	1,343
Old Dominion Freight Line Inc, Cl A	3,938	695
Otis Worldwide Corp	8,950	862
PACCAR Inc	11,600	1,194
Parker-Hannifin Corp, Cl A	2,809	1,421
Paychex Inc	7,119	844
Paycom Software Inc	1,059	151
Pentair PLC	3,766	289
Quanta Services Inc	3,268	830
Republic Services Inc	4,583	891
Rockwell Automation Inc	2,576	709
Rollins Inc	6,300	307
RTX Corp	29,528	2,964
Snap-on Inc	1,207	316
Southwest Airlines Co, Cl A	13,262	379
Stanley Black & Decker Inc	3,408	272
Textron Inc	4,207	361
Trane Technologies PLC	5,020	1,651
TransDigm Group Inc	1,270	1,623
Uber Technologies Inc *	46,450	3,376
Union Pacific Corp	13,541	3,064
United Airlines Holdings Inc *	7,400	360
United Parcel Service Inc, Cl B	16,218	2,219
United Rentals Inc	1,514	979
Veralto Corp	4,870	465
Verisk Analytics Inc, Cl A	3,176	856
Waste Management Inc	8,084	1,725
Westinghouse Air Brake Technologies Corp	3,871	612
WW Grainger Inc	964	870
Xylem Inc/NY	5,400	732

		82,881
Information Technology — 31.5%
Accenture PLC, Cl A	13,956	4,234
Adobe Inc *	9,997	5,554
Advanced Micro Devices Inc *	35,925	5,827
Akamai Technologies Inc *	3,404	307
Amphenol Corp, Cl A	26,720	1,800
Analog Devices Inc	10,972	2,504

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ANSYS Inc *	1,957	$629
Apple Inc	320,643	67,534
Applied Materials Inc	18,441	4,352
Arista Networks Inc *	5,670	1,987
Autodesk Inc, Cl A *	4,705	1,164
Broadcom Inc	9,719	15,604
Cadence Design Systems Inc *	6,051	1,862
CDW Corp/DE	2,997	671
Cisco Systems Inc	90,028	4,277
Cognizant Technology Solutions Corp, Cl A	11,005	748
Corning Inc, Cl B	17,108	665
Crowdstrike Holdings Inc, Cl A *	5,100	1,954
Enphase Energy Inc *	3,000	299
EPAM Systems Inc *	1,300	245
F5 Inc, Cl A *	1,310	226
Fair Isaac Corp *	558	831
First Solar Inc *	2,400	541
Fortinet Inc *	14,040	846
Gartner Inc *	1,756	789
Gen Digital Inc	12,147	303
GoDaddy Inc, Cl A *	3,100	433
Hewlett Packard Enterprise Co	28,791	610
HP Inc	19,172	671
Intel Corp	94,637	2,931
International Business Machines Corp	20,418	3,531
Intuit Inc	6,209	4,081
Jabil Inc	2,700	294
Juniper Networks Inc	7,300	266
Keysight Technologies Inc *	3,832	524
KLA Corp	3,027	2,496
Lam Research Corp	2,928	3,118
Microchip Technology Inc	12,013	1,099
Micron Technology Inc	24,569	3,232
Microsoft Corp	165,334	73,896
Monolithic Power Systems Inc	1,100	904
Motorola Solutions Inc	3,732	1,441
NetApp Inc	4,585	591
NVIDIA Corp	547,130	67,592
NXP Semiconductors NV	5,726	1,541
ON Semiconductor Corp *	9,500	651
Oracle Corp, Cl B	35,471	5,009
Palo Alto Networks Inc *	7,209	2,444
PTC Inc *	2,657	483
Qorvo Inc *	2,100	244
QUALCOMM Inc	24,882	4,956
Roper Technologies Inc	2,413	1,360
Salesforce Inc	21,612	5,556
Seagate Technology Holdings PLC	4,400	454
ServiceNow Inc *	4,535	3,568
Skyworks Solutions Inc	3,616	385
Super Micro Computer Inc *	1,141	935
Synopsys Inc *	3,421	2,036
TE Connectivity Ltd	6,759	1,017

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teledyne Technologies Inc *	1,068	$414
Teradyne Inc	3,415	506
Texas Instruments Inc	20,194	3,928
Trimble Inc *	5,400	302
Tyler Technologies Inc *	970	488
VeriSign Inc *	1,895	337
Western Digital Corp *	7,274	551
Zebra Technologies Corp, Cl A *	1,173	362

		330,990
Materials — 2.1%
Air Products and Chemicals Inc	4,921	1,270
Albemarle Corp	2,657	254
Amcor PLC	32,382	317
Avery Dennison Corp	1,814	397
Ball Corp	6,872	412
Celanese Corp, Cl A	2,252	304
CF Industries Holdings Inc	4,050	300
Corteva Inc	15,473	835
Dow Inc	15,606	828
DuPont de Nemours Inc	9,299	748
Eastman Chemical Co	2,620	257
Ecolab Inc	5,616	1,337
FMC Corp	2,700	155
Freeport-McMoRan Inc, Cl B	31,913	1,551
International Flavors & Fragrances Inc	5,726	545
International Paper Co	7,752	335
Linde PLC	10,646	4,672
LyondellBasell Industries NV, Cl A	5,774	552
Martin Marietta Materials Inc, Cl A	1,369	742
Mosaic Co/The	7,109	205
Newmont Corp	25,625	1,073
Nucor Corp	5,327	842
Packaging Corp of America	2,000	365
PPG Industries Inc	5,205	655
Sherwin-Williams Co/The, Cl A	5,195	1,550
Steel Dynamics Inc	3,300	427
Vulcan Materials Co	2,899	721
Westrock Co	5,784	291

		21,940
Real Estate — 2.1%
Alexandria Real Estate Equities Inc ‡	3,523	412
American Tower Corp, Cl A ‡	10,397	2,021
AvalonBay Communities Inc ‡	3,178	657
BXP Inc ‡	3,300	203
Camden Property Trust ‡	2,400	262
CBRE Group Inc, Cl A *	6,709	598
CoStar Group Inc *	9,100	675
Crown Castle Inc ‡	9,664	944
Digital Realty Trust Inc, Cl A ‡	7,169	1,090
Equinix Inc ‡	2,138	1,618
Equity Residential ‡	7,644	530
Essex Property Trust Inc ‡	1,421	387

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Extra Space Storage Inc ‡	4,699	$730
Federal Realty Investment Trust ‡	1,700	172
Healthpeak Properties Inc ‡	15,500	304
Host Hotels & Resorts Inc ‡	15,974	287
Invitation Homes Inc ‡	12,700	456
Iron Mountain Inc ‡	6,538	586
Kimco Realty Corp ‡	15,013	292
Mid-America Apartment Communities Inc ‡	2,640	376
Prologis Inc ‡	20,530	2,306
Public Storage ‡	3,487	1,003
Realty Income Corp ‡	19,328	1,021
Regency Centers Corp ‡	3,699	230
SBA Communications Corp, Cl A ‡	2,399	471
Simon Property Group Inc ‡	7,256	1,101
UDR Inc ‡	6,800	280
Ventas Inc ‡	8,932	458
VICI Properties Inc, Cl A ‡	23,250	666
Welltower Inc ‡	13,309	1,387
Weyerhaeuser Co ‡	16,161	459

		21,982
Utilities — 2.2%
AES Corp/The	15,090	265
Alliant Energy Corp	5,700	290
Ameren Corp	5,953	423
American Electric Power Co Inc	11,715	1,028
American Water Works Co Inc	4,357	563
Atmos Energy Corp	3,400	397
CenterPoint Energy Inc	14,185	439
CMS Energy Corp	6,601	393
Consolidated Edison Inc	7,636	683
Constellation Energy Corp	7,001	1,402
Dominion Energy Inc	18,630	913
DTE Energy Co	4,576	508
Duke Energy Corp	17,191	1,723
Edison International	8,557	614
Entergy Corp	4,776	511
Evergy Inc	5,199	275
Eversource Energy	7,935	450
Exelon Corp	22,405	775
FirstEnergy Corp	11,623	445
NextEra Energy Inc	45,671	3,234
NiSource Inc	9,244	266
NRG Energy Inc	4,681	364
PG&E Corp	47,400	828
Pinnacle West Capital Corp	2,549	195
PPL Corp	16,371	453
Public Service Enterprise Group Inc	11,030	813
Sempra	14,090	1,072
Southern Co/The	24,269	1,883
Vistra Corp	7,200	619
WEC Energy Group Inc	6,971	547

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	12,336	$659

		23,030
Total Common Stock
(Cost $221,818) ($ Thousands)		1,019,663

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	14,845,945	$14,846
Total Cash Equivalent
(Cost $14,846) ($ Thousands)		14,846
Total Investments in Securities — 98.5%
(Cost $236,664) ($ Thousands)		$1,034,509

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	84	Sep-2024	$23,137	$23,190	$53

Percentages are based on Net Assets of $1,050,226 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,012	$88,480	$(92,646)	$—	$—	$14,846	$711	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 2.5%
Anterix Inc *	3,910	$155
AST SpaceMobile Inc, Cl A *	42,416	493
Bandwidth Inc, Cl A *	7,830	132
Cargurus Inc, Cl A *	17,500	459
Cinemark Holdings Inc *	170,086	3,677
Cogent Communications Holdings Inc	15,865	895
EW Scripps Co/The, Cl A *	52,360	164
fuboTV Inc *	23,663	29
Gannett Co Inc *	38,247	176
Gogo Inc *	40,410	389
Grindr Inc *	30,838	378
IDT Corp, Cl B	11,880	427
Lions Gate Entertainment Corp, Cl A *	110,912	1,045
Lions Gate Entertainment Corp, Cl B *	41,076	352
Marcus Corp/The	24,400	278
MediaAlpha Inc, Cl A *	7,500	99
Nexstar Media Group Inc, Cl A	5,917	982
Playstudios Inc *	32,946	68
PubMatic Inc, Cl A *	26,000	528
Shutterstock Inc	25,090	971
Sinclair Inc	13,740	183
Spok Holdings Inc	22,950	340
Thryv Holdings Inc *	14,010	250
United States Cellular Corp *	7,800	435
Vimeo Inc *	122,600	457
Yelp Inc, Cl A *	6,100	225
Ziff Davis Inc *	18,616	1,025

		14,612
Consumer Discretionary — 12.7%
2U Inc *	6,924	36
Aaron's Co Inc/The	76,385	762
Abercrombie & Fitch Co, Cl A *	18,505	3,291
Accel Entertainment Inc, Cl A *	14,230	146
Acushnet Holdings Corp	829	53
Adtalem Global Education Inc *	25,684	1,752
Advance Auto Parts Inc	22,664	1,435
American Eagle Outfitters Inc	25,358	506
Arhaus Inc, Cl A	22,096	374
Arko Corp	21,790	137
Biglari Holdings Inc, Cl B *	2,265	438
Birkenstock Holding PLC *	7,369	401
BJ's Restaurants Inc *	12,190	423
Bloomin' Brands Inc	145,107	2,790
Boot Barn Holdings Inc *	3,841	495
Brinker International Inc *	56,407	4,083
Brunswick Corp/DE	15,034	1,094
Build-A-Bear Workshop Inc	31,890	806
Carter's Inc	17,016	1,054
Carvana Co, Cl A *	5,867	755
Cava Group Inc *	7,045	653
Century Casinos Inc *	25,450	71

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cheesecake Factory Inc/The	16,468	$647
Churchill Downs Inc	10,165	1,419
Chuy's Holdings Inc *	10,343	268
Cooper-Standard Holdings Inc *	13,063	163
Cricut Inc, Cl A	25,050	150
Denny's Corp, Cl A *	27,270	194
Designer Brands Inc, Cl A	26,960	184
Destination XL Group Inc *	42,580	155
Dick's Sporting Goods Inc	6,236	1,340
Dine Brands Global Inc	6,100	221
Domino's Pizza Inc	2,989	1,543
Dorman Products Inc *	10,232	936
Dutch Bros Inc, Cl A *	11,648	482
Funko Inc, Cl A *	20,470	200
Gap Inc/The	11,816	282
Gentex Corp	33,924	1,144
Goodyear Tire & Rubber Co/The *	33,133	376
Hooker Furnishings Corp	40,646	589
Hovnanian Enterprises Inc, Cl A *	3,700	525
Inspired Entertainment Inc *	27,558	252
Installed Building Products Inc	1,363	280
J Jill Inc	4,450	156
KB Home	37,203	2,611
Kontoor Brands Inc	27,451	1,816
Latham Group Inc *	77,811	236
Legacy Housing Corp *	16,385	376
Levi Strauss & Co, Cl A	19,235	371
Lindblad Expeditions Holdings Inc *	44,120	426
Marine Products Corp	23,768	240
MasterCraft Boat Holdings Inc *	19,720	372
Meritage Homes Corp	3,426	555
Modine Manufacturing Co *	49,478	4,957
Movado Group Inc	5,312	132
Murphy USA Inc	4,044	1,899
Ollie's Bargain Outlet Holdings Inc *	4,800	471
OneSpaWorld Holdings Ltd *	41,066	631
Oxford Industries Inc, Cl A	4,458	446
PlayAGS Inc *	96,938	1,115
Pool Corp	2,840	873
Potbelly Corp *	81,620	655
Ralph Lauren Corp, Cl A	2,062	361
Rocky Brands Inc	8,056	298
Rush Street Interactive Inc *	41,000	393
SharkNinja Inc	6,711	504
Signet Jewelers Ltd	9,062	812
Steven Madden Ltd	21,967	929
Stitch Fix Inc, Cl A *	222,063	922
Strategic Education Inc	3,193	353
Stride Inc *	23,786	1,677
Sweetgreen Inc, Cl A *	17,718	534
Texas Roadhouse Inc, Cl A	3,141	539
Topgolf Callaway Brands Corp *	49,064	751
Travel + Leisure Co	25,902	1,165

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tri Pointe Homes Inc *	30,863	$1,150
Urban Outfitters Inc *	115,996	4,762
Valvoline Inc *	26,162	1,130
Whirlpool Corp	16,597	1,696
Wingstop Inc, Cl A	5,672	2,397
Xponential Fitness Inc, Cl A *	83,592	1,304
YETI Holdings Inc *	10,113	386

		73,306
Consumer Staples — 4.5%
BellRing Brands Inc *	39,384	2,250
Casey's General Stores Inc	3,776	1,441
Central Garden & Pet Co, Cl A *	10,134	390
elf Beauty Inc *	11,365	2,395
Freshpet Inc *	3,400	440
Hain Celestial Group Inc/The *	33,155	229
Ingles Markets Inc, Cl A	5,480	376
Ingredion Inc	10,278	1,179
Inter Parfums Inc	8,451	981
Lancaster Colony Corp	3,780	714
MGP Ingredients Inc	6,177	460
Natural Grocers by Vitamin Cottage Inc	55,205	1,170
Performance Food Group Co *	17,510	1,158
Pilgrim's Pride Corp *	116,743	4,493
PriceSmart Inc	1,457	118
Primo Water Corp	60,638	1,326
Sprouts Farmers Market Inc *	36,334	3,040
TreeHouse Foods Inc *	29,294	1,073
Village Super Market Inc, Cl A	21,659	572
Vital Farms Inc *	41,136	1,924

		25,729
Energy — 6.7%
Archrock Inc	18,419	372
Berry Corp	137,100	886
Cactus Inc, Cl A	20,340	1,073
Centrus Energy Corp, Cl A *	6,857	293
ChampionX Corp	71,491	2,374
Chord Energy Corp	6,102	1,023
Civitas Resources Inc	63,104	4,354
Clean Energy Fuels Corp *	60,090	160
CNX Resources Corp *	73,582	1,788
Delek US Holdings Inc	130,752	3,237
DMC Global Inc *	10,313	149
Dorian LPG Ltd	5,322	223
DT Midstream Inc	6,700	476
Excelerate Energy Inc, Cl A	45,680	842
Expro Group Holdings NV *	22,359	513
FutureFuel Corp	182,290	935
HF Sinclair Corp	16,781	895
International Seaways Inc	5,611	332
Matador Resources Co	20,409	1,216
Northern Oil & Gas Inc	29,189	1,085
Oceaneering International Inc, Cl A *	1,396	33

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Overseas Shipholding Group Inc, Cl A	21,700	$184
Permian Resources Corp, Cl A	154,623	2,497
Ranger Energy Services Inc, Cl A	60,328	635
REX American Resources Corp *	10,394	474
Riley Exploration Permian Inc	29,769	843
RPC Inc	40,810	255
Scorpio Tankers Inc	4,863	395
SFL Corp Ltd	73,502	1,020
SM Energy Co	5,773	250
Solaris Oilfield Infrastructure Inc, Cl A	33,649	289
TechnipFMC PLC	12,800	335
Teekay Corp *	130,700	1,172
Teekay Tankers Ltd, Cl A	5,772	397
Tidewater Inc *	10,921	1,040
VAALCO Energy Inc	128,230	804
Veren Inc	314,092	2,472
Vitesse Energy Inc	4,940	117
Weatherford International PLC *	26,529	3,249

		38,687
Financials — 19.1%
Acacia Research Corp *	36,685	184
AFC Gamma Inc ‡	39,408	481
Alerus Financial Corp	35,054	687
Amalgamated Financial Corp	46,024	1,261
Ambac Financial Group Inc *	34,976	448
Amerant Bancorp Inc, Cl A	5,972	136
Arbor Realty Trust Inc ‡	4,165	60
AssetMark Financial Holdings Inc *	16,683	576
Atlanticus Holdings Corp *	14,763	416
AvidXchange Holdings Inc *	97,994	1,182
Axos Financial Inc *	9,371	536
Banco Latinoamericano de Comercio Exterior SA, Cl E	32,447	963
Bancorp Inc/The *	22,722	858
BankUnited Inc	7,905	231
BayCom Corp	11,656	237
BGC Group Inc, Cl A	107,161	889
Capital Bancorp Inc	9,534	195
Capital City Bank Group Inc	4,840	138
Carter Bankshares Inc *	18,138	274
Cass Information Systems Inc	25,420	1,019
Chimera Investment Corp ‡	41,533	532
City Holding Co	6,427	683
Civista Bancshares Inc	6,886	107
CNO Financial Group Inc	136,265	3,777
Coastal Financial Corp/WA *	21,942	1,012
Cohen & Steers Inc	18,927	1,373
Columbia Banking System Inc	207,707	4,131
Comerica Inc	19,614	1,001
Community Trust Bancorp Inc	3,780	165
Crawford & Co, Cl A	42,023	363
CrossFirst Bankshares Inc *	18,103	254
Customers Bancorp Inc *	16,993	815

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diamond Hill Investment Group Inc	7,660	$1,078
Donegal Group Inc, Cl A	20,900	269
Donnelley Financial Solutions Inc *	14,517	866
eHealth Inc *	81,197	368
Enova International Inc *	3,610	225
Esquire Financial Holdings Inc	21,754	1,036
Evercore Inc, Cl A	1,228	256
FactSet Research Systems Inc	2,495	1,019
Federal Agricultural Mortgage Corp, Cl C	1,917	347
First American Financial Corp	16,188	873
First Commonwealth Financial Corp	140,839	1,945
First Community Bankshares Inc	14,750	543
First Financial Corp/IN	4,980	184
First Horizon Corp	93,774	1,479
First Interstate BancSystem Inc, Cl A	47,142	1,309
FNB Corp/PA	173,136	2,369
Great Southern Bancorp Inc	7,000	389
Guaranty Bancshares Inc/TX	3,004	95
Hamilton Lane Inc, Cl A	36,486	4,509
Hannon Armstrong Sustainable Infrastructure Capital Inc	13,119	388
Hanover Insurance Group Inc/The, Cl A	11,111	1,394
HBT Financial Inc	28,603	584
HCI Group Inc	5,089	469
Home BancShares Inc/AR	53,745	1,288
HomeTrust Bancshares Inc	17,094	513
Independent Bank Corp	19,187	973
Independent Bank Corp/MI	12,940	349
International Money Express Inc *	18,257	380
Jack Henry & Associates Inc	6,741	1,119
Jackson Financial Inc, Cl A	55,825	4,146
James River Group Holdings Ltd	15,950	123
KeyCorp	152,691	2,170
Kinsale Capital Group Inc	5,685	2,190
Lemonade Inc *	24,482	404
LendingTree Inc *	25,526	1,062
Lincoln National Corp	122,770	3,818
Macatawa Bank Corp	48,343	706
Mercantile Bank Corp	10,952	444
Merchants Bancorp/IN	13,257	537
Metrocity Bankshares Inc	6,646	175
MGIC Investment Corp	53,002	1,142
Midland States Bancorp Inc	8,430	191
Morningstar Inc, Cl A	4,140	1,225
Mr Cooper Group Inc *	38,357	3,116
National Bank Holdings Corp, Cl A	16,751	654
NerdWallet Inc, Cl A *	10,550	154
New York Mortgage Trust Inc ‡	55,450	324
NMI Holdings Inc, Cl A *	22,607	770
Northrim BanCorp Inc	4,797	277
OFG Bancorp	17,985	674
Old National Bancorp/IN, Cl A	255,434	4,391
Old Second Bancorp Inc	31,200	462

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orrstown Financial Services Inc	20,495	$561
Oscar Health Inc, Cl A *	17,490	277
Palomar Holdings Inc, Cl A *	2,898	235
Paysafe Ltd *	34,227	605
PennyMac Financial Services Inc	6,494	614
Peoples Bancorp Inc/OH	5,720	172
Peoples Financial Services Corp	3,500	159
Pinnacle Financial Partners Inc	17,635	1,412
Piper Sandler Cos	7,259	1,671
Ponce Financial Group Inc *	24,209	221
Primerica Inc	4,598	1,088
PROG Holdings Inc	25,668	890
Prosperity Bancshares Inc	17,794	1,088
QCR Holdings Inc	10,366	622
Regional Management Corp	21,847	628
Remitly Global Inc *	25,184	305
Republic Bancorp Inc/KY, Cl A	11,044	592
Security National Financial Corp, Cl A *	8,552	68
Selectquote Inc *	215,320	594
Sierra Bancorp	19,630	439
Silvercrest Asset Management Group Inc, Cl A	3,761	59
Southern Missouri Bancorp Inc	3,299	149
Stellar Bancorp Inc	6,950	160
StepStone Group Inc, Cl A	42,261	1,939
TPG RE Finance Trust Inc ‡	64,870	560
UMB Financial Corp	28,290	2,360
United Fire Group Inc	18,103	389
Unity Bancorp Inc	2,820	83
Universal Insurance Holdings Inc	57,005	1,069
Univest Financial Corp	48,173	1,100
Valley National Bancorp	138,231	965
Victory Capital Holdings Inc, Cl A	26,619	1,271
Virtu Financial Inc, Cl A	19,055	428
Waterstone Financial Inc	12,183	156
Westamerica BanCorp	11,961	580
Wintrust Financial Corp	19,668	1,938
WisdomTree Inc	41,025	407
World Acceptance Corp *	10,094	1,247
Zions Bancorp NA	48,968	2,124

		109,980
Health Care — 12.6%
Accolade Inc *	19,590	70
ACELYRIN Inc *	70,884	313
ADMA Biologics Inc *	43,236	483
Agios Pharmaceuticals Inc *	8,500	367
Aldeyra Therapeutics Inc *	166,232	550
Alector Inc *	32,141	146
Allogene Therapeutics Inc *	63,740	148
Altimmune Inc *	30,960	206
Amphastar Pharmaceuticals Inc *	12,253	490
ANI Pharmaceuticals Inc *	8,217	523
Anika Therapeutics Inc *	6,130	155

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcutis Biotherapeutics Inc *	54,310	$505
Ardelyx Inc *	118,734	880
ARS Pharmaceuticals Inc *	27,174	231
Arvinas Inc *	11,930	318
Assertio Holdings Inc *	37,291	46
Atrion Corp	400	181
Avidity Biosciences Inc *	10,500	429
Blueprint Medicines Corp *	15,434	1,663
Brookdale Senior Living Inc, Cl A *	90,518	618
CareDx Inc *	54,671	849
Chemed Corp	1,983	1,076
Coherus Biosciences Inc *	76,800	133
Collegium Pharmaceutical Inc *	75,078	2,417
Community Health Systems Inc *	42,240	142
CorVel Corp *	1,009	257
Crinetics Pharmaceuticals Inc *	6,672	299
Dyne Therapeutics Inc *	12,149	429
Eagle Pharmaceuticals Inc/DE *	69,775	391
Editas Medicine Inc, Cl A *	66,182	309
Embecta Corp	26,850	336
Emergent BioSolutions Inc *	94,790	646
Encompass Health Corp	46,740	4,010
Enhabit Inc *	12,650	113
Ensign Group Inc/The	15,309	1,894
Envista Holdings Corp *	25,417	423
Evolus Inc *	43,382	471
Generation Bio Co *	174,390	492
Geron Corp *	85,000	360
Glaukos Corp *	3,223	381
Globus Medical Inc, Cl A *	17,009	1,165
Haemonetics Corp *	4,576	379
Harrow Inc *	40,230	840
Health Catalyst Inc *	87,758	561
HealthEquity Inc *	22,953	1,979
HealthStream Inc	6,460	180
Heron Therapeutics Inc *	88,261	309
Hims & Hers Health Inc *	79,481	1,605
Inmode Ltd *	126,665	2,310
Insmed Inc *	12,458	835
Integra LifeSciences Holdings Corp *	114,231	3,329
iRadimed Corp	22,545	991
iTeos Therapeutics Inc *	24,164	359
Janux Therapeutics Inc *	7,300	306
Joint Corp/The *	30,460	428
Karyopharm Therapeutics Inc *	186,000	161
Kiniksa Pharmaceuticals International PLC, Cl A *	31,737	593
Kodiak Sciences Inc *	60,690	143
Krystal Biotech Inc *	3,056	561
Lantheus Holdings Inc *	8,112	651
LeMaitre Vascular Inc	22,085	1,817
Lyell Immunopharma Inc *	94,720	137
Medpace Holdings Inc *	7,309	3,010

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MeiraGTx Holdings PLC *	46,083	$194
Merit Medical Systems Inc *	2,518	216
Mersana Therapeutics Inc *	90,670	182
Mesa Laboratories Inc	1,670	145
Nkarta Inc *	18,179	107
Nurix Therapeutics Inc *	50,400	1,052
Nuvation Bio Inc *	48,144	141
Option Care Health Inc *	30,810	853
OraSure Technologies Inc *	190,772	813
Organogenesis Holdings Inc, Cl A *	190,142	532
ORIC Pharmaceuticals Inc *	11,442	81
Outset Medical Inc *	99,742	384
PACS Group Inc *	12,733	376
Pennant Group Inc/The *	33,759	783
Perrigo Co PLC	32,204	827
PetIQ Inc, Cl A *	55,457	1,223
Phibro Animal Health Corp, Cl A	11,230	188
Poseida Therapeutics Inc, Cl A *	52,719	154
Prestige Consumer Healthcare Inc, Cl A *	29,184	2,009
PROCEPT BioRobotics Corp *	6,758	413
Quest Diagnostics Inc	7,499	1,026
QuidelOrtho Corp *	16,613	552
RadNet Inc *	8,245	486
RAPT Therapeutics Inc *	37,600	115
Relay Therapeutics Inc *	81,555	532
Replimune Group Inc, Cl Rights *	33,040	297
Revance Therapeutics Inc *	44,650	115
REVOLUTION Medicines Inc *	11,811	458
Rigel Pharmaceuticals Inc *	20,140	166
RxSight Inc *	9,045	544
SIGA Technologies Inc	60,589	460
STERIS PLC	6,226	1,367
Stoke Therapeutics Inc *	28,444	384
Surmodics Inc *	15,952	671
Tactile Systems Technology Inc *	50,556	604
Tandem Diabetes Care Inc *	9,104	367
Tarsus Pharmaceuticals Inc *	16,811	457
Tela Bio Inc *	14,653	69
Tenet Healthcare Corp *	3,789	504
Theravance Biopharma Inc *	17,510	148
TransMedics Group Inc *	3,988	601
Travere Therapeutics Inc *	34,440	283
Twist Bioscience Corp *	16,026	790
UFP Technologies Inc *	2,027	535
US Physical Therapy Inc	11,855	1,096
Utah Medical Products Inc	15,406	1,029
Vanda Pharmaceuticals Inc *	167,677	947
Vaxcyte Inc *	4,157	314
Vera Therapeutics Inc, Cl A *	7,310	264
Verve Therapeutics Inc *	115,580	564
Zentalis Pharmaceuticals Inc *	13,780	56

		72,873

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 19.8%
ABM Industries Inc	40,353	$2,041
ACCO Brands Corp	167,850	789
AeroVironment Inc *	3,176	579
AerSale Corp *	38,820	269
Air Lease Corp, Cl A	29,389	1,397
Allison Transmission Holdings Inc	10,947	831
American Superconductor Corp *	19,000	444
Arcosa Inc	2,176	182
Argan Inc	8,488	621
Aris Water Solutions Inc, Cl A	52,154	817
Astec Industries Inc	28,322	840
Astronics Corp *	24,450	490
AZEK Co Inc/The, Cl A *	20,014	843
AZZ Inc	9,111	704
Babcock & Wilcox Enterprises Inc *	161,546	234
Barnes Group Inc	37,022	1,533
Barrett Business Services Inc	19,932	653
Beacon Roofing Supply Inc *	17,551	1,588
Blue Bird Corp *	8,685	468
Boise Cascade Co	3,117	372
Booz Allen Hamilton Holding Corp, Cl A	10,258	1,579
Brady Corp, Cl A	6,424	424
BrightView Holdings Inc *	37,660	501
Brink's Co/The	5,408	554
Broadridge Financial Solutions Inc	7,242	1,427
Brookfield Business Corp, Cl A	16,454	336
BWX Technologies Inc	19,299	1,833
CACI International Inc, Cl A *	4,680	2,013
Carlisle Cos Inc	4,139	1,677
CECO Environmental Corp *	13,971	403
Cimpress PLC *	8,553	749
Clean Harbors Inc *	8,404	1,901
Comfort Systems USA Inc	8,907	2,709
Commercial Vehicle Group Inc *	89,794	440
Concentrix Corp	16,363	1,035
Construction Partners Inc, Cl A *	7,485	413
Costamare Inc	66,942	1,100
CRA International Inc	2,250	388
Crane Co	2,511	364
Curtiss-Wright Corp	1,755	476
DXP Enterprises Inc/TX *	10,959	502
Dycom Industries Inc *	13,462	2,272
EMCOR Group Inc	4,687	1,711
Encore Wire Corp	7,220	2,093
Enerpac Tool Group Corp, Cl A	22,181	847
Ennis Inc	14,014	307
Enovix Corp *	24,013	371
Enpro Inc	9,648	1,404
Enviri Corp *	37,846	327
ExlService Holdings Inc *	93,855	2,943
Franklin Covey Co *	22,632	860
Frontier Group Holdings Inc *	30,040	148

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FTAI Aviation Ltd	7,832	$809
Gates Industrial Corp PLC *	86,202	1,363
Genco Shipping & Trading Ltd	27,323	582
GEO Group Inc/The *	17,741	255
GFL Environmental Inc	36,845	1,434
Global Industrial Co	20,546	644
Greenbrier Cos Inc/The	2,787	138
Griffon Corp	26,367	1,684
Heidrick & Struggles International Inc	8,076	255
Hexcel Corp, Cl A	26,129	1,632
HNI Corp	30,325	1,365
Hudson Technologies Inc *	48,800	429
Huntington Ingalls Industries Inc, Cl A	3,155	777
Huron Consulting Group Inc *	18,227	1,795
Hyster-Yale Inc	7,993	557
IBEX Holdings Ltd *	23,306	377
IES Holdings Inc *	2,385	332
Insperity Inc, Cl A	8,639	788
Interface Inc, Cl A	72,233	1,060
ITT Inc	14,069	1,817
Karat Packaging Inc	27,710	820
Kelly Services Inc, Cl A	24,459	524
Kennametal Inc	17,731	417
Kirby Corp *	4,554	545
Korn Ferry	22,413	1,505
Landstar System Inc	6,407	1,182
Limbach Holdings Inc *	5,308	302
LSI Industries Inc	38,770	561
Luxfer Holdings PLC	29,290	339
Manitowoc Co Inc/The *	61,493	709
Matson Inc	1,911	250
MDU Resources Group Inc	17,700	444
Moog Inc, Cl A	2,050	343
Mueller Industries Inc	8,262	470
Mueller Water Products Inc, Cl A	25,149	451
National Presto Industries Inc	1,660	125
NEXTracker Inc, Cl A *	11,734	550
Nordson Corp	4,687	1,087
NuScale Power Corp *	29,085	340
nVent Electric PLC	3,729	286
Omega Flex Inc	2,730	140
PAM Transportation Services Inc *	11,174	194
Pangaea Logistics Solutions Ltd	14,028	110
Park-Ohio Holdings Corp	23,211	601
Parsons Corp *	27,100	2,217
Powell Industries Inc	3,992	572
Preformed Line Products Co	3,150	392
Primoris Services Corp	9,487	473
Regal Rexnord Corp	6,746	912
REV Group Inc	29,731	740
Rush Enterprises Inc, Cl A	15,329	642
RXO Inc *	18,700	489
Safe Bulkers Inc	218,639	1,273

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sensata Technologies Holding PLC	56,581	$2,116
SkyWest Inc *	19,958	1,638
SPX Technologies Inc *	2,878	409
Standex International Corp	17,748	2,860
Star Bulk Carriers Corp	24,167	589
Steelcase Inc, Cl A	43,803	568
Sterling Infrastructure Inc *	13,777	1,630
Sun Country Airlines Holdings Inc *	85,105	1,069
Terex Corp	24,659	1,352
Tetra Tech Inc	7,927	1,621
TransUnion	15,307	1,135
Tutor Perini Corp *	61,723	1,344
UFP Industries Inc	9,351	1,047
UL Solutions Inc, Cl A	9,421	398
UniFirst Corp/MA	4,937	847
V2X Inc *	2,710	130
Valmont Industries Inc	9,162	2,515
Verra Mobility Corp, Cl A *	23,448	638
Vertiv Holdings Co, Cl A	4,905	425
Viad Corp *	12,336	419
Watts Water Technologies Inc, Cl A	1,750	321
WESCO International Inc	13,391	2,123
Willdan Group Inc *	21,734	627
Willis Lease Finance Corp	2,390	166
Woodward Inc	2,600	453

		114,340
Information Technology — 10.8%
8x8 Inc *	278,520	618
ACM Research Inc, Cl A *	17,287	399
Agilysys Inc *	4,765	496
Alkami Technology Inc *	14,211	405
Alpha & Omega Semiconductor Ltd *	10,937	409
Amkor Technology Inc	12,300	492
Amplitude Inc, Cl A *	16,520	147
Appfolio Inc, Cl A *	1,956	478
Arlo Technologies Inc *	27,720	361
AvePoint Inc *	46,674	486
Aviat Networks Inc *	10,972	315
Badger Meter Inc	11,481	2,139
Belden Inc	13,129	1,232
Bentley Systems Inc, Cl B	15,800	780
BigCommerce Holdings Inc *	37,350	301
Bit Digital Inc *	57,516	183
Braze Inc, Cl A *	14,625	568
Cirrus Logic Inc *	3,926	501
Cleanspark Inc *	32,687	521
Clearfield Inc *	11,400	440
Cognex Corp	28,987	1,355
Coherent Corp *	6,600	478
CommVault Systems Inc *	14,167	1,722
Consensus Cloud Solutions Inc *	35,590	611
Couchbase Inc *	20,943	382
Credo Technology Group Holding Ltd *	19,479	622

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Daktronics Inc *	13,790	$192
Digital Turbine Inc *	80,900	134
Diodes Inc *	9,375	674
Fabrinet *	10,222	2,502
FormFactor Inc *	9,887	598
Freshworks Inc, Cl A *	5,577	71
Hackett Group Inc/The	32,682	710
Harmonic Inc, Cl A *	140,069	1,649
Immersion Corp	108,533	1,021
Impinj Inc *	6,064	951
Intapp Inc *	7,773	285
inTEST Corp *	64,601	638
Itron Inc *	4,554	451
Kulicke & Soffa Industries Inc	21,779	1,071
Kyndryl Holdings Inc *	16,299	429
Littelfuse Inc	4,185	1,070
LivePerson Inc *	220,010	128
LiveRamp Holdings Inc *	24,791	767
Lumentum Holdings Inc *	27,537	1,402
Marathon Digital Holdings Inc *	15,456	307
MicroStrategy Inc, Cl A *	49	68
Napco Security Technologies Inc	7,618	396
Olo Inc, Cl A *	140,300	620
ON24 Inc *	109,948	661
OneSpan Inc *	88,511	1,135
Onto Innovation Inc *	2,960	650
Open Text Corp	51,100	1,535
PC Connection Inc	8,567	550
Photronics Inc *	154,620	3,814
Power Integrations Inc	16,390	1,150
Q2 Holdings Inc *	24,973	1,507
Qualys Inc *	2,355	336
Red Violet Inc *	10,595	269
Ribbon Communications Inc *	55,370	182
Rimini Street Inc *	166,109	510
Rogers Corp *	8,300	1,001
SEMrush Holdings Inc, Cl A *	34,027	456
Silicon Laboratories Inc *	6,433	712
Silicon Motion Technology Corp ADR	48,158	3,900
SolarWinds Corp	95,630	1,152
Sprout Social Inc, Cl A *	801	29
SPS Commerce Inc *	3,117	587
Super Micro Computer Inc *	4,178	3,423
Terawulf Inc *	115,000	512
TTM Technologies Inc *	24,716	480
Turtle Beach Corp *	30,110	432
Universal Display Corp	9,032	1,899
Veeco Instruments Inc *	12,870	601
Verint Systems Inc *	12,500	403
Viavi Solutions Inc *	122,935	845
Yext Inc *	85,180	456
Zeta Global Holdings Corp, Cl A *	30,511	539

		62,301

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materials — 4.4%
Alpha Metallurgical Resources Inc	2,735	$767
American Vanguard Corp, Cl B	69,586	598
Arcadium Lithium PLC *	157,170	528
Aspen Aerogels Inc *	18,753	447
ATI Inc *	7,900	438
Axalta Coating Systems Ltd *	35,707	1,220
Cabot Corp	17,868	1,642
Century Aluminum Co *	17,078	286
Chemours Co/The	49,586	1,119
Clearwater Paper Corp *	11,840	574
Commercial Metals Co, Cl A	55,207	3,036
Compass Minerals International Inc, Cl A	11,510	119
Ecovyst Inc *	43,000	386
Element Solutions Inc	17,500	475
FMC Corp	45,728	2,632
Greif Inc, Cl B	6,233	389
Haynes International Inc	7,309	429
Ingevity Corp *	14,619	639
Innospec Inc	4,926	609
Kronos Worldwide Inc	78,660	987
Louisiana-Pacific Corp	4,662	384
Minerals Technologies Inc	9,702	807
O-I Glass Inc, Cl I *	47,500	529
Olympic Steel Inc	2,668	120
Pactiv Evergreen Inc	68,044	770
Quaker Chemical Corp	6,380	1,083
Ranpak Holdings Corp, Cl A *	60,070	386
Reliance Inc	5,534	1,580
Silgan Holdings Inc	13,245	561
SunCoke Energy Inc	51,283	502
Sylvamo Corp	8,572	588
Trinseo PLC	218,452	505
Warrior Met Coal Inc	3,235	203

		25,338
Real Estate — 3.7%
Agree Realty Corp ‡	23,963	1,484
Alexander's Inc ‡	4,903	1,102
Alpine Income Property Trust Inc ‡	11,648	181
Braemar Hotels & Resorts Inc ‡	73,490	187
COPT Defense Properties ‡	42,190	1,056
CubeSmart ‡	22,637	1,023
eXp World Holdings Inc	64,474	728
Farmland Partners Inc ‡	82,820	955
FirstService Corp	2,690	410
Forestar Group Inc *	26,349	843
Healthpeak Properties Inc ‡	23,913	469
Highwoods Properties Inc ‡	111,995	2,942
National Storage Affiliates Trust ‡	29,134	1,201
Newmark Group Inc, Cl A	208,520	2,133
Office Properties Income Trust ‡	67,590	138
Orion Office REIT Inc ‡	223,180	801
Postal Realty Trust Inc, Cl A ‡	21,213	283

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Redfin Corp *	30,760	$185
RMR Group Inc/The, Cl A	39,988	904
Ryman Hospitality Properties Inc ‡	9,969	995
Saul Centers Inc ‡	7,400	272
STAG Industrial Inc ‡	37,464	1,351
Terreno Realty Corp ‡	18,313	1,084
Universal Health Realty Income Trust ‡	11,480	449
Whitestone REIT, Cl B ‡	12,040	160

		21,336
Utilities — 1.3%
Black Hills Corp, Cl A	12,405	674
Brookfield Infrastructure Corp, Cl A	33,177	1,117
Chesapeake Utilities Corp	8,602	913
Consolidated Water Co Ltd	8,955	238
IDACORP Inc, Cl A	10,057	937
Otter Tail Corp	10,013	877
Portland General Electric Co	38,998	1,686
Pure Cycle Corp *	14,950	143
Spire Inc	8,952	544

		7,129
Total Common Stock
(Cost $457,097) ($ Thousands)		565,631

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	5,632,975	5,633
Total Cash Equivalent
(Cost $5,633) ($ Thousands)		5,633
Total Investments in Securities — 99.1%
(Cost $462,730) ($ Thousands)		$571,264

Percentages are based on Net Assets of $576,731 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	54	Sep-2024	$5,552	$5,576	$24

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$381	$6,659	$(7,040)	$—	$—	$—	$10	$—
SEI Daily Income Trust, Government Fund, Institutional Class	5,314	148,582	(148,263)	—	—	5,633	199	—
Totals	$5,695	$155,241	$(155,303)	$–	$—	$5,633	$209	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 2.3%
Advantage Solutions Inc *	31,702	$102
AMC Networks Inc, Cl A *	13,846	134
Cargurus Inc, Cl A *	2,575	67
Cinemark Holdings Inc *	122,142	2,641
Entravision Communications Corp, Cl A	16,827	34
Nexstar Media Group Inc, Cl A	6,109	1,014
Outbrain *	16,293	81
Playstudios Inc *	23,481	49
Playtika Holding Corp	48,000	378
Scholastic Corp, Cl B	10,347	367
Shutterstock Inc	11,577	448
TEGNA Inc	80,099	1,116
Telephone and Data Systems Inc	23,195	481
Yelp Inc, Cl A *	5,471	202
Ziff Davis Inc *	12,985	715

		7,829
Consumer Discretionary — 14.1%
Aaron's Co Inc/The	20,572	205
Academy Sports & Outdoors Inc	10,453	557
Adient PLC *	38,349	948
ADT Inc	68,398	520
Advance Auto Parts Inc	15,919	1,008
American Eagle Outfitters Inc	19,821	396
Biglari Holdings Inc, Cl B *	257	50
Bloomin' Brands Inc	144,540	2,779
Brinker International Inc *	39,710	2,875
Build-A-Bear Workshop Inc	2,889	73
Capri Holdings Ltd *	10,701	354
Carriage Services Inc, Cl A	11,244	302
Carter's Inc	12,352	765
Cato Corp/The, Cl A	5,737	32
Cheesecake Factory Inc/The	12,906	507
Chegg Inc *	49,047	155
Dick's Sporting Goods Inc	3,871	832
Dillard's Inc, Cl A	168	74
Dorman Products Inc *	7,806	714
Genesco Inc *	10,865	281
Gentex Corp	25,765	869
G-III Apparel Group Ltd *	33,654	911
Goodyear Tire & Rubber Co/The *	151,547	1,720
Group 1 Automotive Inc	5,921	1,760
Guess? inc, Cl 3	29,683	606
H&R Block Inc	21,413	1,161
Harley-Davidson Inc, Cl A	16,857	565
Haverty Furniture Cos Inc	22,645	573
Jack in the Box Inc	6,109	311
JAKKS Pacific Inc *	3,144	56
KB Home	17,285	1,213
La-Z-Boy Inc, Cl Z	41,465	1,546
Macy's Inc	26,059	500
MasterCraft Boat Holdings Inc *	5,463	103

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Meritage Homes Corp	9,390	$1,520
Modine Manufacturing Co *	13,860	1,389
Movado Group Inc	4,903	122
Murphy USA Inc	3,109	1,460
ODP Corp/The *	28,569	1,122
Oxford Industries Inc, Cl A	3,532	354
Perdoceo Education Corp	26,143	560
Playa Hotels & Resorts NV *	45,820	384
Polaris Inc	7,294	571
PVH Corp	7,655	810
Sally Beauty Holdings Inc *	39,279	421
Signet Jewelers Ltd	18,588	1,665
Steven Madden Ltd	17,128	724
Super Group SGHC *	35,000	113
Taylor Morrison Home Corp, Cl A *	30,080	1,668
Thor Industries Inc	3,403	318
Topgolf Callaway Brands Corp *	38,055	582
Travel + Leisure Co	10,483	472
Tri Pointe Homes Inc *	73,136	2,724
Upbound Group Inc	17,303	531
Urban Outfitters Inc *	75,490	3,099
Valvoline Inc *	19,695	851
Vera Bradley Inc *	9,000	56
Weyco Group Inc	1,784	54
Whirlpool Corp	11,544	1,180
Winnebago Industries Inc	11,465	621
YETI Holdings Inc *	7,408	283

		48,975
Consumer Staples — 4.3%
Andersons Inc/The	12,700	630
Cal-Maine Foods Inc	15,545	950
Dole PLC	27,666	339
Energizer Holdings Inc	17,122	506
Hain Celestial Group Inc/The *	24,806	171
Herbalife Ltd *	41,319	429
Ingles Markets Inc, Cl A	14,859	1,019
Ingredion Inc	17,794	2,041
Lancaster Colony Corp	2,931	554
Medifast Inc	4,438	97
MGP Ingredients Inc	4,835	360
Nature's Sunshine Products Inc *	5,531	83
Nu Skin Enterprises Inc, Cl A	21,481	226
Performance Food Group Co *	13,773	911
Pilgrim's Pride Corp *	74,178	2,855
PriceSmart Inc	8,245	670
SpartanNash Co	16,998	319
Spectrum Brands Holdings Inc	6,833	587
Sprouts Farmers Market Inc *	10,644	890
TreeHouse Foods Inc *	22,187	813
USANA Health Sciences Inc *	4,571	207
Village Super Market Inc, Cl A	11,753	310

		14,967

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Energy — 9.1%
Berry Corp	23,570	$152
Cactus Inc, Cl A	15,604	823
California Resources Corp	39,128	2,082
ChampionX Corp	27,624	917
Chord Energy Corp	5,045	846
Civitas Resources Inc	18,158	1,253
CNX Resources Corp *	97,722	2,375
CONSOL Energy Inc	9,995	1,020
CVR Energy Inc	12,815	343
Delek US Holdings Inc	105,036	2,601
DHT Holdings Inc	42,923	497
FutureFuel Corp	8,129	42
Gulfport Energy Corp *	4,891	739
Helmerich & Payne Inc	51,426	1,859
HF Sinclair Corp	41,090	2,192
International Seaways Inc	2,474	146
Liberty Energy Inc, Cl A	70,226	1,467
Murphy Oil Corp	16,404	676
Overseas Shipholding Group Inc, Cl A	12,695	108
Par Pacific Holdings Inc *	22,991	580
Patterson-UTI Energy Inc	33,965	352
PBF Energy Inc, Cl A	58,693	2,701
Peabody Energy Corp	33,902	750
Permian Resources Corp, Cl A	86,511	1,397
ProPetro Holding Corp *	15,260	132
Ranger Energy Services Inc, Cl A	5,347	56
REX American Resources Corp *	4,082	186
RPC Inc	37,502	234
SandRidge Energy Inc	12,826	166
Scorpio Tankers Inc	14,126	1,148
SM Energy Co	11,443	495
Teekay Corp *	27,556	247
VAALCO Energy Inc	43,000	270
Veren Inc	212,959	1,676
World Kinect Corp	48,075	1,240

		31,768
Financials — 26.0%
AFC Gamma Inc ‡	6,041	74
Amalgamated Financial Corp	4,384	120
Apollo Commercial Real Estate Finance Inc ‡	20,183	198
Arbor Realty Trust Inc ‡	49,972	717
Associated Banc-Corp	54,590	1,155
Axis Capital Holdings Ltd	11,389	805
Axos Financial Inc *	15,869	907
Banco Latinoamericano de Comercio Exterior SA, Cl E	40,667	1,207
Bank of NT Butterfield & Son Ltd/The	19,793	695
Bank OZK	18,682	766
BankUnited Inc	38,307	1,121
Bankwell Financial Group Inc	1,565	40
Banner Corp	9,299	462

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BayCom Corp	4,440	$90
BCB Bancorp Inc	4,520	48
Berkshire Hills Bancorp Inc	25,494	581
Bread Financial Holdings Inc	21,326	950
BrightSpire Capital Inc, Cl A ‡	49,605	283
Camden National Corp	15,398	508
Capital Bancorp Inc	2,753	56
Carlyle Secured Lending Inc	27,478	487
Cathay General Bancorp	28,434	1,073
Central Pacific Financial Corp	28,255	599
Chimera Investment Corp ‡	33,086	424
City Holding Co	5,043	536
Civista Bancshares Inc	4,598	71
CNB Financial Corp/PA	5,063	103
CNO Financial Group Inc	194,049	5,379
Columbia Banking System Inc	150,442	2,992
Comerica Inc	13,698	699
Community Trust Bancorp Inc	10,574	462
Crawford & Co, Cl A	5,301	46
CrossFirst Bankshares Inc *	15,268	214
Customers Bancorp Inc *	7,424	356
Diamond Hill Investment Group Inc	545	77
Employers Holdings Inc	12,758	544
Enova International Inc *	6,699	417
Fidelis Insurance Holdings Ltd	26,269	428
Financial Institutions Inc	4,854	94
First American Financial Corp	12,340	666
First BanCorp/Puerto Rico	88,950	1,627
First Bank/Hamilton NJ	4,774	61
First Busey Corp	36,458	883
First Business Financial Services Inc	2,400	89
First Commonwealth Financial Corp	146,462	2,023
First Financial Corp/IN	11,262	415
First Horizon Corp	140,130	2,210
First Interstate BancSystem Inc, Cl A	35,826	995
Flushing Financial Corp	20,926	275
FNB Corp/PA	183,949	2,516
FS KKR Capital Corp	33,040	652
Fulton Financial Corp	46,405	788
Genworth Financial Inc, Cl A *	315,788	1,907
Golub Capital BDC Inc	36,235	569
Great Southern Bancorp Inc	5,612	312
Green Dot Corp, Cl A *	19,064	180
Greenlight Capital Re Ltd, Cl A *	7,364	97
Hancock Whitney Corp, Cl A	23,095	1,105
Hanmi Financial Corp	25,468	426
Hanover Insurance Group Inc/The, Cl A	8,274	1,038
Hope Bancorp Inc	63,947	687
Independent Bank Corp	14,790	750
Independent Bank Corp/MI	7,901	213
Invesco Mortgage Capital Inc ‡	14,900	140
Jackson Financial Inc, Cl A	73,649	5,469
James River Group Holdings Ltd	16,619	128

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
KeyCorp	105,046	$1,493
Ladder Capital Corp, Cl A ‡	45,193	510
LendingClub Corp *	39,360	333
Lincoln National Corp	86,460	2,689
Mercantile Bank Corp	5,701	231
Merchants Bancorp/IN	6,941	281
MGIC Investment Corp	96,669	2,083
Mid Penn Bancorp Inc	4,546	100
Midland States Bancorp Inc	8,359	189
Mr Cooper Group Inc *	9,279	754
National Bank Holdings Corp, Cl A	13,210	516
Navient Corp	44,183	643
NCR Atleos Corp *	12,988	351
New Mountain Finance Corp	27,794	340
NMI Holdings Inc, Cl A *	17,417	593
Northrim BanCorp Inc	1,300	75
OceanFirst Financial Corp	21,938	349
OFG Bancorp	72,061	2,699
Old National Bancorp/IN, Cl A	213,663	3,673
Orrstown Financial Services Inc	3,530	97
Pagseguro Digital Ltd, Cl A *	79,836	933
Pathward Financial Inc	10,596	599
PCB Bancorp	3,500	57
PennantPark Investment Corp	49,304	372
PennyMac Financial Services Inc	5,559	526
Peoples Bancorp Inc/OH	11,912	357
Peoples Financial Services Corp	1,020	46
Pinnacle Financial Partners Inc	13,313	1,066
Popular Inc	13,764	1,217
Primerica Inc	3,580	847
PROG Holdings Inc	19,307	670
Radian Group Inc	30,397	945
RBB Bancorp	4,906	92
Rithm Capital Corp ‡	85,720	935
Sierra Bancorp	4,509	101
Silvercrest Asset Management Group Inc, Cl A	2,900	45
Simmons First National Corp, Cl A	45,486	800
SiriusPoint Ltd *	12,973	158
Sixth Street Specialty Lending Inc	26,115	558
South Plains Financial Inc	3,417	92
Synovus Financial Corp	22,998	924
Third Coast Bancshares Inc *	4,000	85
Trustmark Corp	20,709	622
Universal Insurance Holdings Inc	11,024	207
Univest Financial Corp	23,237	531
Valley National Bancorp	163,582	1,142
Veritex Holdings Inc	24,798	523
Victory Capital Holdings Inc, Cl A	15,220	726
WaFd Inc	21,075	602
Westamerica BanCorp	9,490	461
Wintrust Financial Corp	15,173	1,495

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zions Bancorp NA	61,847	$2,682

		90,420
Health Care — 7.5%
Alkermes PLC *	83,783	2,019
AMN Healthcare Services Inc *	9,275	475
Avanos Medical Inc *	10,285	205
Collegium Pharmaceutical Inc *	52,421	1,688
Cross Country Healthcare Inc *	31,936	442
Eagle Pharmaceuticals Inc/DE *	4,100	23
Encompass Health Corp	17,682	1,517
Envista Holdings Corp *	20,332	338
Exelixis Inc *	37,000	831
Globus Medical Inc, Cl A *	12,855	880
Halozyme Therapeutics Inc *	26,518	1,389
Harmony Biosciences Holdings Inc *	28,582	862
Inmode Ltd *	87,844	1,602
Innoviva Inc *	24,046	394
Integra LifeSciences Holdings Corp *	81,153	2,365
Ironwood Pharmaceuticals Inc, Cl A *	87,438	570
Jazz Pharmaceuticals PLC *	8,000	854
Lantheus Holdings Inc *	13,304	1,068
Option Care Health Inc *	23,200	643
OraSure Technologies Inc *	31,902	136
Organon & Co	78,301	1,621
Owens & Minor Inc *	31,178	421
Patterson Cos Inc	27,891	673
Pediatrix Medical Group Inc *	31,915	241
Premier Inc, Cl A	33,245	621
Prestige Consumer Healthcare Inc, Cl A *	36,635	2,522
QuidelOrtho Corp *	12,958	430
Select Medical Holdings Corp	16,418	576
SIGA Technologies Inc	18,786	143
Tactile Systems Technology Inc *	9,500	113
Vanda Pharmaceuticals Inc *	17,148	97
Varex Imaging Corp *	14,589	215

		25,974
Industrials — 15.4%
ABM Industries Inc	42,644	2,157
ACCO Brands Corp	215,612	1,013
Alaska Air Group Inc *	11,939	482
Allison Transmission Holdings Inc	18,320	1,390
Apogee Enterprises Inc	15,137	951
ArcBest Corp	13,814	1,479
Argan Inc	1,080	79
Astec Industries Inc	19,876	590
Atkore Inc	10,476	1,414
AZEK Co Inc/The, Cl A *	15,254	643
Barnes Group Inc	26,790	1,109
BlueLinx Holdings Inc *	3,291	306
Boise Cascade Co	17,596	2,098
BrightView Holdings Inc *	4,919	65
BWX Technologies Inc	6,706	637

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CACI International Inc, Cl A *	2,785	$1,198
Clean Harbors Inc *	6,348	1,436
Commercial Vehicle Group Inc *	8,312	41
CoreCivic Inc *‡	5,245	68
Costamare Inc	20,025	329
CSG Systems International Inc	11,758	484
Deluxe Corp	28,534	641
EMCOR Group Inc	3,591	1,311
Enerpac Tool Group Corp, Cl A	17,113	653
Ennis Inc	17,716	388
Enpro Inc	7,305	1,063
Enviri Corp *	27,246	235
ExlService Holdings Inc *	20,315	637
Fluor Corp *	10,404	453
Gates Industrial Corp PLC *	118,274	1,870
Griffon Corp	11,577	739
Heidrick & Struggles International Inc	7,527	238
Hexcel Corp, Cl A	6,386	399
Huron Consulting Group Inc *	12,371	1,219
Interface Inc, Cl A	35,223	517
ITT Inc	10,846	1,401
Kelly Services Inc, Cl A	30,616	655
Kennametal Inc	12,177	287
Korn Ferry	13,742	923
ManpowerGroup Inc	5,196	363
Masterbrand Inc *	17,425	256
Moog Inc, Cl A	2,317	388
MRC Global Inc *	5,540	72
Mueller Industries Inc	47,305	2,694
Oshkosh Corp	12,942	1,400
Park-Ohio Holdings Corp	7,641	198
Primoris Services Corp	12,901	644
Quanex Building Products Corp	9,301	257
Radiant Logistics Inc *	8,313	47
Regal Rexnord Corp	5,136	694
Resideo Technologies Inc *	58,889	1,152
Resources Connection Inc	14,890	164
Rush Enterprises Inc, Cl A	19,685	824
Ryder System Inc	15,582	1,930
Safe Bulkers Inc	28,781	168
Sensata Technologies Holding PLC	20,450	765
SkyWest Inc *	12,890	1,058
Standex International Corp	7,294	1,175
Steelcase Inc, Cl A	39,342	510
Terex Corp	30,909	1,695
Timken Co/The	11,139	893
Titan International Inc *	20,295	150
TrueBlue Inc *	16,268	168
Tutor Perini Corp *	15,784	344
UFP Industries Inc	2,369	265
Universal Logistics Holdings Inc	2,192	89
Valmont Industries Inc	2,999	823
Wabash National Corp	51,666	1,128

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
WESCO International Inc	10,921	$1,731

		53,643
Information Technology — 7.4%
Amkor Technology Inc	63,332	2,535
Avnet Inc	22,687	1,168
Belden Inc	4,182	392
Cirrus Logic Inc *	9,933	1,268
Clearfield Inc *	7,986	308
Diodes Inc *	6,541	471
Harmonic Inc, Cl A *	106,167	1,250
Immersion Corp	10,000	94
Insight Enterprises Inc *	2,415	479
Lumentum Holdings Inc *	20,861	1,062
NCR Voyix Corp *	27,136	335
NetScout Systems Inc *	7,694	141
Open Text Corp	35,800	1,075
Photronics Inc *	135,744	3,349
Rimini Street Inc *	11,454	35
Rogers Corp *	6,214	749
Sanmina Corp *	46,445	3,077
ScanSource Inc *	11,298	501
Silicon Laboratories Inc *	4,994	552
Silicon Motion Technology Corp ADR	33,886	2,744
TD SYNNEX Corp	6,744	778
TTM Technologies Inc *	55,476	1,078
Unisys Corp *	28,178	116
Viavi Solutions Inc *	94,137	647
Vishay Intertechnology Inc	13,192	294
Vontier Corp	18,208	696
Xerox Holdings Corp	49,283	573

		25,767
Materials — 5.7%
AdvanSix Inc	20,220	463
Alpha Metallurgical Resources Inc	3,508	984
Arcadium Lithium PLC *	117,224	394
Axalta Coating Systems Ltd *	26,625	910
Berry Global Group Inc	13,313	783
Cabot Corp	9,559	878
Chemours Co/The	50,549	1,141
Clearwater Paper Corp *	7,066	343
Commercial Metals Co, Cl A	66,413	3,652
Ecovyst Inc *	30,000	269
FMC Corp	31,099	1,790
Greif Inc, Cl A	20,228	1,163
Ingevity Corp *	18,227	797
Innospec Inc	3,820	472
Koppers Holdings Inc	17,951	664
LSB Industries Inc *	23,649	193
Minerals Technologies Inc	1,133	94
O-I Glass Inc, Cl I *	83,698	932
Rayonier Advanced Materials Inc *	21,052	115
Ryerson Holding Corp	17,240	336

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Silgan Holdings Inc	20,394	$863
SunCoke Energy Inc	78,883	773
Sylvamo Corp	7,860	539
Valhi Inc	1,055	19
Warrior Met Coal Inc	18,635	1,170

		19,737
Real Estate — 5.8%
Agree Realty Corp ‡	17,843	1,105
American Assets Trust Inc ‡	36,375	814
Apple Hospitality REIT Inc ‡	39,183	570
Brandywine Realty Trust ‡	41,989	188
Brixmor Property Group Inc ‡	22,151	511
Chatham Lodging Trust ‡	27,302	233
COPT Defense Properties ‡	32,512	814
Cousins Properties Inc ‡	30,000	694
Cushman & Wakefield PLC *	14,667	153
DiamondRock Hospitality Co ‡	87,367	738
Diversified Healthcare Trust ‡	62,259	190
EPR Properties, Cl A ‡	18,410	773
Forestar Group Inc *	7,100	227
Franklin Street Properties Corp ‡	59,648	91
Healthpeak Properties Inc ‡	18,714	367
Highwoods Properties Inc ‡	105,134	2,762
Kilroy Realty Corp ‡	21,628	674
Kite Realty Group Trust ‡	28,357	635
National Storage Affiliates Trust ‡	22,422	924
Newmark Group Inc, Cl A	106,484	1,089
Orion Office REIT Inc ‡	16,000	57
Paramount Group Inc ‡	15,000	69
Pebblebrook Hotel Trust ‡	50,064	688
Piedmont Office Realty Trust Inc, Cl A ‡	61,172	443

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
RLJ Lodging Trust ‡	126,948	$1,223
Sabra Health Care REIT Inc ‡	68,327	1,052
Service Properties Trust ‡	36,912	190
STAG Industrial Inc ‡	29,446	1,062
Summit Hotel Properties Inc ‡	4,100	25
Sunstone Hotel Investors Inc ‡	86,385	904
Uniti Group Inc ‡	98,864	289
Xenia Hotels & Resorts Inc ‡	45,832	657

		20,211
Utilities — 1.5%
Black Hills Corp, Cl A	9,683	527
Genie Energy Ltd, Cl B	5,000	73
IDACORP Inc, Cl A	7,740	721
National Fuel Gas Co	20,687	1,121
Northwest Natural Holding Co	4,103	148
Portland General Electric Co	30,287	1,310
Southwest Gas Holdings Inc	3,200	225
Spire Inc	7,114	432
UGI Corp	28,039	642

		5,199
Total Common Stock
(Cost $278,306) ($ Thousands)		344,490

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	2,684,710	2,685
Total Cash Equivalent
(Cost $2,685) ($ Thousands)		2,685
Total Investments in Securities — 99.9%
(Cost $280,991) ($ Thousands)		$347,175

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	12	Sep-2024	$1,218	$1,239	$21

Percentages are based on Net Assets of $347,375 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Value Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1,689	$6,725	$(8,411)	$—	$(3)	$—	$61	$1
SEI Daily Income Trust, Government Fund, Institutional Class	3,706	57,915	(58,936)	—	—	2,685	134	—
Totals	$5,395	$64,640	$(67,347)	$—	$(3)	$2,685	$195	$1

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 1.6%
AST SpaceMobile Inc, Cl A *	71,182	$827
Cargurus Inc, Cl A *	28,600	749
Gannett Co Inc *	31,546	146
Grindr Inc *	44,983	551
Lions Gate Entertainment Corp, Cl A *	12,181	115
Lions Gate Entertainment Corp, Cl B *	34,999	300
Madison Square Garden Entertainment, Cl A *	13,652	467
Magnite *	62,978	837
PubMatic Inc, Cl A *	29,402	597
United States Cellular Corp *	13,085	730
Yelp Inc, Cl A *	4,989	184

		5,503
Consumer Discretionary — 14.0%
Abercrombie & Fitch Co, Cl A *	21,416	3,809
Adtalem Global Education Inc *	34,354	2,343
American Axle & Manufacturing Holdings Inc *	63,237	442
American Eagle Outfitters Inc	26,370	526
Arhaus Inc, Cl A	36,631	621
Birkenstock Holding PLC *	12,300	669
Boot Barn Holdings Inc *	6,511	839
Brinker International Inc *	11,024	798
Carvana Co, Cl A *	5,445	701
Cava Group Inc *	12,349	1,145
Century Communities Inc	6,084	497
Dutch Bros Inc, Cl A *	19,892	824
Etsy Inc *	21,242	1,253
Five Below Inc *	11,171	1,217
Floor & Decor Holdings Inc, Cl A *	7,504	746
Fox Factory Holding Corp *	19,762	952
Frontdoor Inc *	14,496	490
Gap Inc/The	15,995	382
G-III Apparel Group Ltd *	20,817	564
Group 1 Automotive Inc	2,116	629
Installed Building Products Inc	1,018	209
KB Home	47,749	3,351
Kontoor Brands Inc	30,471	2,016
La-Z-Boy Inc, Cl Z	13,002	485
Levi Strauss & Co, Cl A	33,409	644
Meritage Homes Corp	3,277	530
Modine Manufacturing Co *	30,274	3,033
Ollie's Bargain Outlet Holdings Inc *	8,050	790
Pool Corp	1,890	581
Ralph Lauren Corp, Cl A	3,168	555
Revolve Group, Cl A *	76,693	1,220
RH *	2,145	524
Rocky Brands Inc	2,843	105
Rush Street Interactive Inc *	70,477	676
SharkNinja Inc	11,254	846
Signet Jewelers Ltd	7,631	684

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Strategic Education Inc	10,149	$1,123
Stride Inc *	29,035	2,047
Sweetgreen Inc, Cl A *	29,084	877
Taylor Morrison Home Corp, Cl A *	7,964	442
Texas Roadhouse Inc, Cl A	5,560	955
TRI Pointe Homes Inc *	26,612	991
Upbound Group Inc	15,900	488
Urban Outfitters Inc *	46,281	1,900
Warby Parker, Cl A *	82,317	1,322
Wingstop Inc, Cl A	2,071	875
YETI Holdings Inc *	32,932	1,256

		47,972
Consumer Staples — 4.4%
BellRing Brands Inc *	50,161	2,866
Central Garden & Pet Co, Cl A *	4,901	189
Edgewell Personal Care Co	13,321	535
elf Beauty Inc *	10,555	2,224
Freshpet Inc *	5,866	759
Natural Grocers by Vitamin Cottage Inc	6,112	130
Pilgrim's Pride Corp *	19,721	759
PriceSmart Inc	1,240	101
Primo Water Corp	51,051	1,116
Sprouts Farmers Market Inc *	43,546	3,643
Vita Coco Co Inc/The *	20,300	565
Vital Farms Inc *	45,368	2,122

		15,009
Energy — 5.1%
Archrock Inc	15,284	309
Ardmore Shipping Corp	31,616	712
Chord Energy Corp	3,010	505
Civitas Resources Inc	21,432	1,479
Crescent Energy, Cl A	46,736	554
Delek US Holdings Inc	19,867	492
DT Midstream Inc	11,384	809
Helmerich & Payne Inc	13,638	493
International Seaways Inc	21,125	1,249
Matador Resources Co	9,086	541
Oceaneering International Inc, Cl A *	2,198	52
Permian Resources Corp, Cl A	33,778	545
Scorpio Tankers Inc	17,371	1,412
SFL Corp Ltd	26,362	366
SM Energy Co	16,031	693
TechnipFMC PLC	17,870	467
Teekay Tankers Ltd, Cl A	21,315	1,467
Tidewater Inc *	12,995	1,237
Weatherford International PLC *	31,546	3,863

		17,245
Financials — 13.7%
Amalgamated Financial Corp	4,075	112
Ambac Financial Group Inc *	25,884	332
Amerant Bancorp Inc, Cl A	4,617	105
Assured Guaranty Ltd	6,657	514

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
AvidXchange Holdings Inc *	69,302	$836
Axos Financial Inc *	17,556	1,003
Banco Latinoamericano de Comercio Exterior SA, Cl E	10,995	326
Bancorp Inc/The *	21,517	812
BankUnited Inc	27,292	799
BGC Group Inc, Cl A	101,085	839
City Holding Co	4,805	511
Coastal Financial Corp/WA *	5,229	241
Customers Bancorp Inc *	14,084	676
Donnelley Financial Solutions Inc *	12,260	731
Euronet Worldwide Inc *	9,087	940
Evercore Inc, Cl A	1,655	345
Federal Agricultural Mortgage Corp, Cl C	1,275	231
First BanCorp/Puerto Rico	26,439	484
First Financial Bancorp	20,422	454
Fulton Financial Corp	33,317	566
Goosehead Insurance Inc, Cl A *	27,360	1,572
Hamilton Lane Inc, Cl A	38,881	4,805
Hancock Whitney Corp, Cl A	11,148	533
Hannon Armstrong Sustainable Infrastructure Capital Inc	19,656	582
HCI Group Inc	5,700	525
Houlihan Lokey Inc, Cl A	11,251	1,517
Kinsale Capital Group Inc	4,560	1,757
Lemonade Inc *	18,432	304
MarketAxess Holdings Inc	3,148	631
Merchants Bancorp/IN	13,487	547
Morningstar Inc, Cl A	5,450	1,612
Mr Cooper Group Inc *	43,933	3,569
NMI Holdings Inc, Cl A *	14,606	497
OFG Bancorp	12,338	462
Orrstown Financial Services Inc	3,813	104
Oscar Health Inc, Cl A *	30,895	489
Palomar Holdings Inc, Cl A *	9,532	774
Park National Corp	3,543	504
Pathward Financial Inc	11,351	642
PennyMac Financial Services Inc	6,187	585
Piper Sandler Cos	8,538	1,965
Preferred Bank/Los Angeles CA	8,255	623
PROG Holdings Inc	37,518	1,301
QCR Holdings Inc	8,195	492
Remitly Global Inc *	17,178	208
Skyward Specialty Insurance Group Inc *	14,474	524
StepStone Group Inc, Cl A	33,260	1,526
Trustmark Corp	17,127	514
UMB Financial Corp	25,401	2,119
Victory Capital Holdings Inc, Cl A	31,197	1,489
Virtu Financial Inc, Cl A	28,107	631
WisdomTree Inc	140,406	1,391
World Acceptance Corp *	5,409	668
WSFS Financial Corp	13,784	648

		46,967

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 16.1%
Addus HomeCare Corp *	5,354	$622
ADMA Biologics Inc *	136,577	1,527
Agios Pharmaceuticals Inc *	15,112	652
Align Technology Inc *	3,898	941
Amneal Pharmaceuticals Inc *	68,575	435
Amphastar Pharmaceuticals Inc *	13,295	532
ANI Pharmaceuticals Inc *	8,695	554
Ardelyx Inc *	107,565	797
ARS Pharmaceuticals Inc *	11,494	98
Arvinas Inc *	10,682	284
Avidity Biosciences Inc *	17,300	707
Bio-Techne Corp	26,769	1,918
Blueprint Medicines Corp *	19,529	2,105
CareDx Inc *	54,085	840
Charles River Laboratories International Inc *	6,035	1,247
Corcept Therapeutics Inc *	20,150	655
CorVel Corp *	1,368	348
Crinetics Pharmaceuticals Inc *	12,908	578
Doximity Inc, Cl A *	26,838	751
Dyne Therapeutics Inc *	21,724	767
Encompass Health Corp	8,360	717
Ensign Group Inc/The	4,928	610
Geron Corp *	162,413	689
Glaukos Corp *	6,231	737
Haemonetics Corp *	8,012	663
HealthEquity Inc *	22,734	1,960
Hims & Hers Health Inc *	87,966	1,776
Insmed Inc *	21,077	1,412
iTeos Therapeutics Inc *	9,311	138
Janux Therapeutics Inc *	11,112	465
Kiniksa Pharmaceuticals International Plc, Cl A *	32,121	600
Krystal Biotech Inc *	8,101	1,488
Lantheus Holdings Inc *	17,022	1,367
LeMaitre Vascular Inc	13,982	1,150
Ligand Pharmaceuticals Inc *	7,840	661
Lyell Immunopharma Inc *	93,930	136
Medpace Holdings Inc *	11,954	4,923
Merit Medical Systems Inc *	3,159	271
Nkarta Inc *	14,970	88
Nurix Therapeutics Inc *	53,075	1,108
Nuvation Bio Inc *	33,444	98
Option Care Health Inc *	22,570	625
OraSure Technologies Inc *	62,237	265
Organon & Co	33,017	683
ORIC Pharmaceuticals Inc *	9,047	64
PACS Group Inc *	25,937	765
Pennant Group Inc/The *	11,930	277
PetIQ Inc, Cl A *	31,300	690
Poseida Therapeutics Inc, Cl A *	40,486	118
PROCEPT BioRobotics Corp *	11,400	696

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progyny Inc *	51,307	$1,468
Protagonist Therapeutics Inc *	18,353	636
RadNet Inc *	27,771	1,636
Relay Therapeutics Inc *	41,169	268
Repligen Corp *	3,166	399
REVOLUTION Medicines Inc *	19,930	773
RxSight Inc *	15,023	904
Tandem Diabetes Care Inc *	16,843	679
Tarsus Pharmaceuticals Inc *	30,265	823
Tenet Healthcare Corp *	6,372	848
TG Therapeutics Inc *	28,717	511
TransMedics Group Inc *	6,700	1,009
Twist Bioscience Corp *	20,334	1,002
UFP Technologies Inc *	3,531	932
Vaxcyte Inc *	7,156	540
Vera Therapeutics Inc, Cl A *	12,613	456
Vericel Corp *	12,342	566

		55,048
Industrials — 20.8%
AAON Inc	6,883	601
ABM Industries Inc	11,798	597
AeroVironment Inc *	5,311	968
Alight Inc, Cl A *	118,303	873
American Superconductor Corp *	32,491	760
Arcosa Inc	8,487	708
Argan Inc	16,098	1,178
Armstrong World Industries Inc	4,944	560
AZZ Inc	19,837	1,532
Beacon Roofing Supply Inc *	15,567	1,409
Blue Bird Corp *	14,670	790
Boise Cascade Co	2,368	282
Brady Corp, Cl A	10,932	722
Brink's Co/The	9,189	941
CACI International Inc, Cl A *	1,842	792
CECO Environmental Corp *	23,771	686
Cimpress PLC *	13,671	1,198
Comfort Systems USA Inc	11,069	3,366
Construction Partners Inc, Cl A *	23,180	1,280
Core & Main Inc, Cl A *	22,024	1,078
Costamare Inc	48,316	794
CRA International Inc	3,875	667
Crane Co	4,066	590
Curtiss-Wright Corp	2,957	801
Dycom Industries Inc *	18,147	3,063
Encore Wire Corp	6,457	1,871
Enovix Corp *	38,197	591
ExlService Holdings Inc *	116,572	3,656
FTAI Aviation Ltd	12,761	1,317
GATX Corp	4,349	576
Generac Holdings Inc *	10,113	1,337
GEO Group *	16,170	232
Gibraltar Industries Inc *	7,676	526
Greenbrier Cos Inc/The	14,695	728

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Griffon Corp	31,757	$2,028
HNI Corp	38,033	1,712
Huron Consulting Group Inc *	6,268	617
IES Holdings Inc *	4,086	569
Interface Inc, Cl A	35,057	515
Kirby Corp *	7,576	907
Korn Ferry	11,454	769
Limbach Holdings Inc *	4,751	271
Matson Inc	6,936	908
MDU Resources Group Inc	29,451	739
Moog Inc, Cl A	7,009	1,173
Mueller Industries Inc	13,928	793
Mueller Water Products Inc, Cl A	71,432	1,280
NEXTracker Inc, Cl A *	20,094	942
NuScale Power Corp *	41,857	489
nVent Electric PLC	7,426	569
Pangaea Logistics Solutions Ltd	13,888	109
Parsons Corp *	25,206	2,062
Paycom Software Inc	9,094	1,301
Powell Industries Inc	6,655	954
Primoris Services Corp	15,860	791
REV Group Inc	39,107	973
Rush Enterprises Inc, Cl A	12,461	522
RXO Inc *	27,681	724
Safe Bulkers Inc	20,041	117
SkyWest Inc *	32,100	2,634
SPX Technologies Inc *	4,896	696
Sterling Infrastructure Inc *	16,566	1,960
Tennant Co	6,012	592
Tetra Tech Inc	3,210	656
Trex Co Inc *	5,920	439
Tutor Perini Corp *	38,769	844
UL Solutions Inc, Cl A	16,077	678
Verra Mobility Corp, Cl A *	34,969	951
Vertiv Holdings Co, Cl A	8,237	713
Watts Water Technologies Inc, Cl A	4,091	750
Woodward Inc	4,350	759
Zurn Elkay Water Solutions	18,301	538

		71,114
Information Technology — 18.2%
ACI Worldwide Inc *	15,998	633
ACM Research Inc, Cl A *	41,061	947
Agilysys Inc *	8,203	854
Alarm.com Holdings Inc *	22,159	1,408
Alpha & Omega Semiconductor Ltd *	16,030	599
Amkor Technology Inc	38,196	1,529
Appfolio Inc, Cl A *	5,485	1,341
Aspen Technology Inc *	6,554	1,302
AvePoint Inc *	77,500	808
Badger Meter Inc	15,820	2,948
Belden Inc	13,900	1,304
Bit Digital Inc *	32,894	105
Braze Inc, Cl A *	15,594	606

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CCC Intelligent Solutions Holdings Inc *	139,125	$1,546
Cirrus Logic Inc *	6,653	849
Cleanspark Inc *	40,115	640
Clear Secure, Cl A	20,036	375
Clearwater Analytics Holdings Inc, Cl A *	90,220	1,671
Coherent Corp *	9,841	713
CommVault Systems *	22,931	2,788
Couchbase Inc *	19,474	356
Credo Technology Group Holding Ltd *	32,500	1,038
Dynatrace Inc *	32,736	1,465
Fabrinet *	13,666	3,345
FormFactor Inc *	16,842	1,019
Globant SA *	13,220	2,357
Impinj Inc *	7,849	1,230
Instructure Holdings Inc *	26,550	622
Intapp Inc *	20,783	762
InterDigital Inc	4,646	542
Itron Inc *	13,635	1,349
Kyndryl Holdings Inc *	27,739	730
LiveRamp Holdings Inc *	36,338	1,124
Marathon Digital Holdings Inc *	13,348	265
MicroStrategy Inc, Cl A *	146	201
Monolithic Power Systems Inc	1,400	1,150
Napco Security Technologies Inc	25,265	1,313
Onto Innovation Inc *	7,536	1,655
OSI Systems Inc *	3,837	528
Power Integrations Inc	7,698	540
Q2 Holdings Inc *	29,236	1,764
Qualys Inc *	2,133	304
SEMrush Holdings Inc, Cl A *	46,982	629
SiTime Corp *	5,422	674
SolarWinds Corp	53,232	641
SPS Commerce Inc *	2,970	559
Super Micro Computer Inc *	4,790	3,925
Tenable Holdings Inc *	8,994	392
Terawulf Inc *	189,315	842
TTM Technologies Inc *	81,521	1,584
Tyler Technologies Inc *	3,227	1,622
Universal Display Corp	3,810	801
Veeco Instruments Inc *	40,576	1,895
Verint Systems Inc *	20,500	660
Xerox Holdings Corp	41,687	484
Zeta Global Holdings Corp, Cl A *	51,621	911

		62,244
Materials — 2.9%
Alpha Metallurgical Resources Inc	2,305	647
Aspen Aerogels Inc *	46,911	1,119
ATI Inc *	13,229	733
Cabot Corp	15,443	1,419
Century Aluminum Co *	37,207	623
Element Solutions Inc	28,700	778
Ingevity Corp *	10,654	466
Innospec Inc	3,953	489

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kaiser Aluminum Corp	5,918	$520
Louisiana-Pacific Corp	6,990	575
Minerals Technologies Inc	15,002	1,248
Sealed Air Corp	15,518	540
Sylvamo Corp	8,168	560
Warrior Met Coal Inc	2,929	184

		9,901
Real Estate — 1.5%
Acadia Realty Trust ‡	32,826	588
COPT Defense Properties ‡	16,807	421
Essential Properties Realty Trust Inc ‡	20,051	556
Forestar Group Inc *	23,170	741
Innovative Industrial Properties Inc, Cl A ‡	5,939	649
Newmark Group Inc, Cl A	68,983	706
Sunstone Hotel Investors Inc ‡	56,792	594
Terreno Realty Corp ‡	7,423	439
Xenia Hotels & Resorts Inc ‡	39,727	569

		5,263
Utilities — 0.9%
Black Hills Corp, Cl A	9,659	525
Consolidated Water Co Ltd	6,700	178
New Jersey Resources Corp	11,557	494
Otter Tail Corp	14,318	1,254
Portland General Electric Co	10,822	468

		2,919
Total Common Stock
(Cost $286,223) ($ Thousands)		339,185

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	3,770,020	3,770
Total Cash Equivalent
(Cost $3,770) ($ Thousands)		3,770
Total Investments in Securities — 100.3%
(Cost $289,993) ($ Thousands)		$342,955

Percentages are based on Net Assets of $342,091 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Small Cap Growth Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,403	$9,567	$(11,974)	$—	$4	$—	$84	$—
SEI Daily Income Trust, Government Fund, Institutional Class	3,887	54,610	(54,727)	—	—	3,770	142	—
Totals	$6,290	$64,177	$(66,701)	$–	$4	$3,770	$226	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.1%

Communication Services — 2.3%
Cinemark Holdings Inc *	410,374	$8,872
Cogent Communications Holdings Inc	12,431	702
Electronic Arts Inc	2,290	319
IAC Inc *	3,105	146
Interpublic Group of Cos Inc/The	24,754	720
Lions Gate Entertainment Corp, Cl A *	17,833	168
Match Group Inc *	1,449	44
MediaAlpha Inc, Cl A *	55,888	736
Nexstar Media Group Inc, Cl A	11,655	1,935
Shutterstock Inc	14,686	568
Take-Two Interactive Software Inc, Cl A *	3,431	534
TKO Group Holdings Inc, Cl A	7,252	783
TrueCar Inc *	395,631	1,238
Yelp Inc, Cl A *	38,859	1,436
Ziff Davis Inc *	23,652	1,302

		19,503
Consumer Discretionary — 11.1%
1stdibs.com Inc *	179,092	804
Aaron's Co Inc/The	28,301	282
Abercrombie & Fitch Co, Cl A *	25,365	4,511
Adient PLC *	30,654	757
Advance Auto Parts Inc	48,018	3,041
American Eagle Outfitters Inc	12,590	251
Asbury Automotive Group Inc *	3,907	890
AutoNation Inc *	1,730	276
Beazer Homes USA Inc, Cl A *	35,435	974
Bloomin' Brands Inc	226,408	4,354
Bright Horizons Family Solutions Inc *	1,538	169
Brinker International Inc *	194,123	14,053
Burlington Stores Inc *	12,800	3,072
Carter's Inc	13,757	853
Carvana Co, Cl A *	3,513	452
Cricut Inc, Cl A	52,506	315
Dave & Buster's Entertainment Inc *	30,440	1,212
Deckers Outdoor Corp *	1,672	1,618
Duolingo Inc, Cl A *	8,316	1,735
Etsy Inc *	6,503	384
G-III Apparel Group Ltd *	10,090	273
Goodyear Tire & Rubber Co/The *	16,722	190
Group 1 Automotive Inc	4,472	1,329
Haverty Furniture Cos Inc	17,831	451
Helen of Troy Ltd *	8,526	791
Hibbett Inc	12,347	1,077
Installed Building Products Inc	849	175
KB Home	22,517	1,580
LCI Industries	8,009	828
Lifetime Brands Inc	31,000	266
Lithia Motors Inc, Cl A	7,763	1,960
LKQ Corp	42,488	1,767
Modine Manufacturing Co *	67,133	6,726
Murphy USA Inc	5,255	2,467

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ollie's Bargain Outlet Holdings Inc *	19,447	$1,909
PlayAGS Inc *	72,625	835
Pool Corp	13,752	4,226
Shake Shack Inc, Cl A *	1,889	170
Signet Jewelers Ltd	7,574	679
Skechers USA Inc, Cl A *	19,536	1,350
Skyline Champion Corp *	5,295	359
Sleep Number Corp *	15,060	144
Standard Motor Products Inc	8,883	246
Strategic Education Inc	6,439	713
Stride Inc *	38,570	2,719
Superior Group of Cos Inc	36,133	683
Taylor Morrison Home Corp, Cl A *	57,932	3,212
Tri Pointe Homes Inc *	57,016	2,124
Udemy Inc *	136,777	1,180
Universal Technical Institute Inc *	23,859	375
Urban Outfitters Inc *	173,556	7,125
Vail Resorts Inc	9,293	1,674
Vera Bradley Inc *	25,445	159
Whirlpool Corp	23,625	2,415
Williams-Sonoma Inc	2,639	745
Winmark Corp	1,329	469

		93,394
Consumer Staples — 5.2%
BellRing Brands Inc *	10,378	593
BJ's Wholesale Club Holdings Inc *	12,598	1,107
Cal-Maine Foods Inc	3,695	226
Casey's General Stores Inc	3,155	1,204
Central Garden & Pet Co, Cl A *	19,370	640
Church & Dwight Co Inc	7,848	814
Coca-Cola Consolidated Inc	2,372	2,574
Darling Ingredients Inc *	16,819	618
elf Beauty Inc *	15,394	3,244
Flowers Foods Inc	23,770	528
Fresh Del Monte Produce Inc	22,329	488
Freshpet Inc *	6,858	887
Honest Co Inc/The *	212,873	621
Ingles Markets Inc, Cl A	6,621	454
Ingredion Inc	14,851	1,703
J & J Snack Foods Corp	7,030	1,141
John B Sanfilippo & Son Inc	5,357	520
Kroger Co/The	6,156	307
Lifeway Foods Inc *	64,689	826
Nature's Sunshine Products Inc *	26,310	396
Pilgrim's Pride Corp *	278,987	10,738
PriceSmart Inc	12,015	976
Primo Water Corp	86,629	1,894
Seneca Foods Corp, Cl A *	315	18
Spectrum Brands Holdings Inc	22,741	1,954
Sprouts Farmers Market Inc *	27,834	2,329
Universal Corp/VA	18,077	871
US Foods Holding Corp *	26,119	1,384
USANA Health Sciences Inc *	4,731	214

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Village Super Market Inc, Cl A	16,517	$436
Vital Farms Inc *	43,854	2,051
Weis Markets Inc	26,233	1,647

		43,403
Energy — 4.7%
Archrock Inc	26,874	543
ChampionX Corp	14,821	492
CNX Resources Corp *	105,025	2,552
Coterra Energy Inc	69,602	1,856
Delek US Holdings Inc	314,513	7,787
DHT Holdings Inc	83,305	964
Diamondback Energy Inc, Cl A	10,131	2,028
DT Midstream Inc	28,973	2,058
Exxon Mobil Corp	5,528	636
Golar LNG Ltd	5,175	162
Gulfport Energy Corp *	10,152	1,533
Helmerich & Payne Inc	5,085	184
HF Sinclair Corp	40,000	2,134
International Seaways Inc	20,216	1,195
Marathon Petroleum Corp	7,296	1,266
Natural Gas Services Group Inc *	33,498	674
Par Pacific Holdings Inc *	21,115	533
PBF Energy Inc, Cl A	25,547	1,176
TechnipFMC PLC	79,532	2,080
Teekay Corp *	107,083	961
Teekay Tankers Ltd, Cl A	19,615	1,350
Tidewater Inc *	15,597	1,485
Veren Inc	351,672	2,768
Viper Energy Inc, Cl A	53,397	2,004
Weatherford International PLC *	10,383	1,271

		39,692
Financials — 19.8%
1st Source Corp	7,047	378
Allstate Corp/The	990	158
American Financial Group Inc/OH	13,674	1,682
Ameriprise Financial Inc	4,587	1,959
AMERISAFE Inc	1,257	55
Arch Capital Group Ltd *	10,008	1,010
AssetMark Financial Holdings Inc *	29,705	1,026
AvidXchange Holdings Inc *	79,916	964
Axos Financial Inc *	48,113	2,750
Bain Capital Specialty Finance Inc	17,023	278
Banc of California Inc	34,251	438
Banco Latinoamericano de Comercio Exterior SA, Cl E	49,383	1,465
Bank of NT Butterfield & Son Ltd/The	10,000	351
Bank OZK	45,636	1,871
BankUnited Inc	6,774	198
BCB Bancorp Inc	7,500	80
BGC Group Inc, Cl A	352,876	2,929
Bread Financial Holdings Inc	15,006	669
Brookfield Asset Management Ltd, Cl A	16,510	628

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cambridge Bancorp	2,114	$146
Capital City Bank Group Inc	9,652	274
Cass Information Systems Inc	2,041	82
Cboe Global Markets Inc	3,600	612
City Holding Co	9,869	1,049
CNO Financial Group Inc	301,615	8,361
Columbia Banking System Inc	471,744	9,383
Comerica Inc	11,232	573
Community Trust Bancorp Inc	21,646	945
Customers Bancorp Inc *	11,259	540
Diamond Hill Investment Group Inc	2,001	282
Donnelley Financial Solutions Inc *	39,415	2,350
Eagle Bancorp Inc	21,162	400
Employers Holdings Inc	17,888	763
Enact Holdings Inc	7,491	230
Enova International Inc *	9,200	573
Enstar Group Ltd *	314	96
Essent Group Ltd	17,254	969
Euronet Worldwide Inc *	40,550	4,197
Everest Group Ltd	6,060	2,309
EVERTEC Inc	53,668	1,784
Federal Agricultural Mortgage Corp, Cl C	1,256	227
Fidelis Insurance Holdings Ltd	12,678	207
Financial Institutions Inc	80,765	1,560
First American Financial Corp	3,200	173
First Citizens BancShares Inc/NC, Cl A	775	1,305
First Commonwealth Financial Corp	316,920	4,377
First Community Bankshares Inc	66,479	2,449
First Internet Bancorp	40,160	1,085
First Interstate BancSystem Inc, Cl A	51,000	1,416
First Merchants Corp	43,616	1,452
FirstCash Holdings Inc	11,094	1,164
FNB Corp/PA	494,669	6,767
GCM Grosvenor Inc, Cl A	162,801	1,589
Global Payments Inc	1,009	98
Great Southern Bancorp Inc	12,053	670
Hamilton Lane Inc, Cl A	9,000	1,112
Hanover Insurance Group Inc/The, Cl A	25,705	3,224
Heritage Insurance Holdings Inc *	39,007	276
HomeTrust Bancshares Inc	4,975	149
Horace Mann Educators Corp, Cl A	66,934	2,183
I3 Verticals Inc, Cl A *	64,901	1,433
Independent Bank Corp/MI	12,857	347
Jackson Financial Inc, Cl A	171,023	12,700
KeyCorp	127,420	1,811
Kinsale Capital Group Inc	8,604	3,315
Lincoln National Corp	342,629	10,656
MarketAxess Holdings Inc	3,984	799
Merchants Bancorp/IN	59,391	2,408
Mercury General Corp	8,325	442
MidWestOne Financial Group Inc	30,180	679
Moneylion Inc *	24,233	1,782
Mr Cooper Group Inc *	20,000	1,625

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NMI Holdings Inc, Cl A *	16,031	$546
OFG Bancorp	133,441	4,997
Old National Bancorp/IN, Cl A	232,633	3,999
Oscar Health Inc, Cl A *	81,691	1,292
Pacific Premier Bancorp Inc	94,773	2,177
Pagseguro Digital Ltd, Cl A *	141,720	1,657
Palomar Holdings Inc, Cl A *	2,542	206
Paymentus Holdings Inc, Cl A *	76,458	1,453
Piper Sandler Cos	5,000	1,151
PJT Partners Inc, Cl A	14,364	1,550
Popular Inc	11,261	996
Preferred Bank/Los Angeles CA	13,055	985
PROG Holdings Inc	32,545	1,129
Reinsurance Group of America Inc, Cl A	7,938	1,629
RenaissanceRe Holdings Ltd	4,308	963
Republic Bancorp Inc/KY, Cl A	17,019	912
Ryan Specialty Holdings Inc, Cl A	44,653	2,586
Safety Insurance Group Inc	2,574	193
Selective Insurance Group Inc	19,688	1,847
Sierra Bancorp	10,091	226
Starwood Property Trust Inc ‡	104,860	1,986
StepStone Group Inc, Cl A	30,545	1,402
United Fire Group Inc	23,336	501
Universal Insurance Holdings Inc	24,324	456
Victory Capital Holdings Inc, Cl A	30,188	1,441
Virtus Investment Partners Inc	1,832	414
Westamerica BanCorp	22,421	1,088
Zions Bancorp NA	106,979	4,640

		166,709
Health Care — 11.3%
Addus HomeCare Corp *	5,000	581
ADMA Biologics Inc *	263,628	2,947
Agios Pharmaceuticals Inc *	25,779	1,112
Akero Therapeutics Inc *	10,349	243
Alkermes PLC *	68,608	1,653
AMN Healthcare Services Inc *	37,327	1,912
Amphastar Pharmaceuticals Inc *	30,342	1,214
ANI Pharmaceuticals Inc *	31,186	1,986
Anika Therapeutics Inc *	33,441	847
Ascendis Pharma A/S ADR *	3,473	474
Biohaven Ltd *	6,410	222
Bio-Techne Corp	9,017	646
Bioventus Inc, Cl A *	320,945	1,845
Blueprint Medicines Corp *	20,272	2,185
Castle Biosciences Inc *	21,885	476
Catalyst Pharmaceuticals Inc *	32,000	496
Cencora Inc, Cl A	4,713	1,062
Certara Inc *	133,698	1,852
Charles River Laboratories International Inc *	7,525	1,554
Chemed Corp	5,665	3,074
Collegium Pharmaceutical Inc *	141,833	4,567
CorVel Corp *	3,132	796

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crinetics Pharmaceuticals Inc *	6,227	$279
Cross Country Healthcare Inc *	91,388	1,265
Cullinan Therapeutics Inc *	9,439	165
Doximity Inc, Cl A *	24,228	678
Edgewise Therapeutics Inc *	13,201	238
Encompass Health Corp	19,928	1,710
Enovis Corp *	36,894	1,668
Ensign Group Inc/The	4,885	604
Establishment Labs Holdings Inc *	6,153	280
Globus Medical Inc, Cl A *	14,804	1,014
GoodRx Holdings Inc, Cl A *	21,916	171
Haemonetics Corp *	8,827	730
Harmony Biosciences Holdings Inc *	9,936	300
HealthEquity Inc *	15,081	1,300
HealthStream Inc	68,763	1,918
Hims & Hers Health Inc *	104,175	2,103
ICON PLC *	5,210	1,633
ICU Medical Inc *	5,669	673
IDEXX Laboratories Inc *	458	223
Incyte Corp *	3,300	200
Inmode Ltd *	195,735	3,570
Insmed Inc *	19,366	1,298
Integra LifeSciences Holdings Corp *	85,070	2,479
Intra-Cellular Therapies Inc, Cl A *	6,446	441
Ionis Pharmaceuticals Inc *	6,047	288
Iovance Biotherapeutics Inc *	22,456	180
iRadimed Corp	6,407	282
Jazz Pharmaceuticals PLC *	5,000	534
Kiniksa Pharmaceuticals International PLC, Cl A *	31,021	579
LeMaitre Vascular Inc	21,975	1,808
Ligand Pharmaceuticals Inc *	17,194	1,449
LivaNova PLC *	18,906	1,036
Masimo Corp *	3,863	486
Medpace Holdings Inc *	9,317	3,837
Merit Medical Systems Inc *	17,000	1,461
Mettler-Toledo International Inc *	411	574
National HealthCare Corp	4,888	530
NeoGenomics Inc *	6,928	96
Neurocrine Biosciences Inc *	11,777	1,621
OmniAb Inc, Cl W *	67,355	253
OmniAB Inc *	11,714	—
Option Care Health Inc *	40,000	1,108
OraSure Technologies Inc *	157,291	670
Owens & Minor Inc *	16,429	222
Pennant Group Inc/The *	81,388	1,887
Penumbra Inc *	1,427	257
PetIQ Inc, Cl A *	41,640	919
Phibro Animal Health Corp, Cl A	66,898	1,122
Prestige Consumer Healthcare Inc, Cl A *	30,980	2,133
Protagonist Therapeutics Inc *	7,072	245
Puma Biotechnology Inc *	45,361	148
QuidelOrtho Corp *	20,201	671

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Repligen Corp *	16,467	$2,076
Revvity Inc	12,707	1,332
RxSight Inc *	13,728	826
Select Medical Holdings Corp	17,097	599
Supernus Pharmaceuticals Inc *	36,249	970
Surmodics Inc *	8,423	354
Teleflex Inc	3,980	837
Tenet Healthcare Corp *	6,108	813
Theravance Biopharma Inc *	58,336	495
UFP Technologies Inc *	6,094	1,608
United Therapeutics Corp *	6,841	2,179
Varex Imaging Corp *	22,778	335
Viemed Healthcare Inc *	122,739	804
Voyager Therapeutics Inc *	39,770	315
WaVe Life Sciences Ltd *	201,202	1,004

		95,627
Industrials — 20.7%
A O Smith Corp	4,400	360
AAON Inc	59,301	5,173
AAR Corp *	15,000	1,090
ABM Industries Inc	64,862	3,280
ACCO Brands Corp	454,568	2,136
Acuity Brands Inc	2,320	560
Advanced Drainage Systems Inc	21,913	3,515
AECOM	13,579	1,197
AeroVironment Inc *	8,052	1,467
American Superconductor Corp *	8,557	200
Apogee Enterprises Inc	8,561	538
Applied Industrial Technologies Inc, Cl A	12,000	2,328
ArcBest Corp	12,284	1,315
Astec Industries Inc	50,444	1,496
Axon Enterprise Inc *	16,600	4,884
Barnes Group Inc	83,927	3,475
Barrett Business Services Inc	8,704	285
Beacon Roofing Supply Inc *	9,225	835
BlueLinx Holdings Inc *	3,071	286
Boise Cascade Co	17,505	2,087
Brink's Co/The	1,514	155
Broadridge Financial Solutions Inc	1,700	335
Builders FirstSource Inc *	9,855	1,364
BWX Technologies Inc	42,375	4,026
Byrna Technologies Inc *	62,206	621
CACI International Inc, Cl A *	1,073	462
Casella Waste Systems Inc, Cl A *	5,000	496
CBIZ Inc *	13,842	1,026
CECO Environmental Corp *	52,254	1,507
Cimpress PLC *	8,814	772
Cintas Corp	2,844	1,992
Civeo Corp	8,614	215
Clean Harbors Inc *	7,022	1,588
Comfort Systems USA Inc	6,685	2,033
Commercial Vehicle Group Inc *	75,000	367
Construction Partners Inc, Cl A *	5,914	326

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Copart Inc *	97,577	$5,285
CRA International Inc	11,678	2,011
CSG Systems International Inc	16,685	687
CSW Industrials Inc	1,824	484
Curtiss-Wright Corp	12,804	3,470
Ducommun Inc *	8,335	484
EMCOR Group Inc	13,656	4,986
Encore Wire Corp	9,740	2,823
EnerSys	5,874	608
Esab Corp	19,244	1,817
ExlService Holdings Inc *	173,942	5,455
Exponent Inc	45,085	4,288
Federal Signal Corp	4,000	335
Franklin Covey Co *	648	25
FTI Consulting Inc *	6,375	1,374
Gibraltar Industries Inc *	8,523	584
Gorman-Rupp Co/The	13,217	485
Griffon Corp	27,277	1,742
GXO Logistics Inc *	41,031	2,072
H&E Equipment Services Inc	15,375	679
Hillenbrand Inc	1,943	78
Hub Group Inc, Cl A	23,336	1,005
Huntington Ingalls Industries Inc, Cl A	1,235	304
Huron Consulting Group Inc *	1,476	145
Hyster-Yale Inc	10,524	734
IDEX Corp	4,000	805
Kadant Inc	7,199	2,115
Kennametal Inc	59,550	1,402
Kforce Inc	10,057	625
L B Foster Co, Cl A *	36,797	792
L3Harris Technologies Inc	2,036	457
Landstar System Inc	8,600	1,586
Legalzoom.com Inc *	102,367	859
Limbach Holdings Inc *	4,412	251
LSI Industries Inc	40,693	589
Luxfer Holdings PLC	23,229	269
Marten Transport Ltd	22,304	411
Masterbrand Inc *	11,998	176
Miller Industries Inc/TN	36,016	1,982
MSA Safety Inc	10,698	2,008
Mueller Industries Inc	35,099	1,999
MYR Group Inc *	14,511	1,969
National Presto Industries Inc	7,176	539
NEXTracker Inc, Cl A *	19,544	916
Old Dominion Freight Line Inc, Cl A	10,792	1,906
OPENLANE Inc *	118,605	1,968
Park Aerospace Corp	81,129	1,110
Parsons Corp *	5,022	411
Powell Industries Inc	11,343	1,627
Primoris Services Corp	29,688	1,481
Proto Labs Inc *	50,990	1,575
RB Global Inc	21,380	1,633
RBC Bearings Inc *	11,906	3,212

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Resideo Technologies Inc *	31,597	$618
Resources Connection Inc	21,841	241
Rush Enterprises Inc, Cl A	58,383	2,444
RXO Inc *	50,356	1,317
Science Applications International Corp	13,698	1,610
Sensata Technologies Holding PLC	81,542	3,049
Simpson Manufacturing Co Inc	7,500	1,264
SkyWest Inc *	36,792	3,019
Standex International Corp	5,842	941
Steelcase Inc, Cl A	59,632	773
Sterling Infrastructure Inc *	3,328	394
Tennant Co	12,618	1,242
Terex Corp	48,818	2,677
Tetra Tech Inc	23,448	4,795
Toro Co/The	2,800	262
Trex Co Inc *	40,259	2,984
Tutor Perini Corp *	20,212	440
UFP Industries Inc	9,396	1,052
United Rentals Inc	3,051	1,973
Upwork Inc *	34,766	374
Verra Mobility Corp, Cl A *	78,740	2,142
Wabash National Corp	20,500	448
Watsco Inc	7,838	3,631
WESCO International Inc	27,460	4,353
WNS Holdings Ltd *	5,198	273
XPO Inc *	11,482	1,219
Xylem Inc/NY	4,342	589

		174,549
Information Technology — 15.0%
A10 Networks Inc	113,184	1,568
ACI Worldwide Inc *	87,620	3,469
ACM Research Inc, Cl A *	7,837	181
Agilysys Inc *	17,117	1,783
Alarm.com Holdings Inc *	35,254	2,240
Alkami Technology Inc *	53,937	1,536
Amdocs Ltd	6,162	486
Amkor Technology Inc	28,193	1,128
ANSYS Inc *	2,600	836
Appfolio Inc, Cl A *	5,503	1,346
Arista Networks Inc *	4,900	1,717
Arlo Technologies Inc *	67,261	877
Aspen Technology Inc *	8,071	1,603
Axcelis Technologies Inc *	14,354	2,041
AXT Inc *	301,109	1,018
Backblaze Inc, Cl A *	22,615	139
Badger Meter Inc	4,980	928
Bel Fuse Inc, Cl B	16,932	1,105
Belden Inc	6,000	563
Blackbaud Inc, Cl A *	13,912	1,060
Cadence Design Systems Inc *	6,484	1,995
Calix Inc *	22,676	803
Cleanspark Inc *	12,210	195
Clearfield Inc *	16,240	626

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CommVault Systems Inc *	19,305	$2,347
Descartes Systems Group Inc/The *	12,844	1,244
Diodes Inc *	15,000	1,079
DoubleVerify Holdings Inc *	26,786	522
Entegris Inc	14,959	2,025
EPAM Systems Inc *	2,934	552
Fabrinet *	6,741	1,650
Fair Isaac Corp *	2,251	3,351
Gartner Inc *	1,518	682
GoDaddy Inc, Cl A *	14,252	1,991
Hackett Group Inc/The	37,239	809
Ichor Holdings Ltd *	10,411	401
Insight Enterprises Inc *	21,641	4,293
Intapp Inc *	13,459	494
Iteris Inc *	180,521	782
Itron Inc *	10,084	998
Keysight Technologies Inc *	7,616	1,041
Kyndryl Holdings Inc *	53,487	1,407
Lattice Semiconductor Corp *	14,532	843
LiveRamp Holdings Inc *	42,672	1,320
MACOM Technology Solutions Holdings Inc *	5,522	616
Manhattan Associates Inc *	10,280	2,536
Monolithic Power Systems Inc	5,554	4,564
Novanta Inc *	12,299	2,006
ON Semiconductor Corp *	28,359	1,944
Open Text Corp	28,000	841
OSI Systems Inc *	3,229	444
Palo Alto Networks Inc *	2,358	799
Perficient Inc *	12,505	935
Photronics Inc *	323,269	7,975
Plexus Corp *	5,600	578
Progress Software Corp	5,788	314
PROS Holdings Inc *	41,930	1,201
PTC Inc *	19,109	3,472
Q2 Holdings Inc *	27,295	1,647
Qualys Inc *	12,281	1,751
QuickLogic Corp *	61,905	643
Radware Ltd *	27,056	494
Rambus Inc *	12,784	751
RingCentral Inc, Cl A *	773	22
Sanmina Corp *	3,296	218
Sapiens International Corp NV	25,074	851
ScanSource Inc *	6,359	282
Silicon Motion Technology Corp ADR	116,124	9,405
SolarWinds Corp	166,551	2,007
Sprinklr Inc, Cl A *	35,141	338
SPS Commerce Inc *	16,563	3,116
Squarespace Inc, Cl A *	31,030	1,354
Super Micro Computer Inc *	2,134	1,748
Synopsys Inc *	2,761	1,643
TD SYNNEX Corp	8,400	969
Teledyne Technologies Inc *	5,215	2,023

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tenable Holdings Inc *	29,500	$1,286
Teradyne Inc	11,312	1,677
Turtle Beach Corp *	17,102	245
Tyler Technologies Inc *	7,022	3,531
Verint Systems Inc *	60,382	1,944
Wix.com Ltd *	10,960	1,743
Xerox Holdings Corp	57,049	663
Zuora Inc, Cl A *	40,479	402

		126,052
Materials — 4.9%
Alamos Gold Inc, Cl A	47,569	746
Albemarle Corp	3,497	334
Alpha Metallurgical Resources Inc	3,973	1,115
Arq Inc *	180,987	1,099
Ashland Inc	20,865	1,972
Avery Dennison Corp	2,472	540
Axalta Coating Systems Ltd *	58,337	1,993
Balchem Corp	15,780	2,429
Carpenter Technology Corp	9,684	1,061
Century Aluminum Co *	27,215	456
Chemours Co/The	88,427	1,996
Commercial Metals Co, Cl A	177,556	9,764
Crown Holdings Inc	4,800	357
FMC Corp	95,512	5,497
Fortitude Gold Corp	40,846	177
Hawkins Inc	12,136	1,104
Ingevity Corp *	36,700	1,604
Koppers Holdings Inc	10,287	381
Materion Corp	9,421	1,019
NewMarket Corp	1,035	534
Packaging Corp of America	2,600	475
Reliance Inc	1,282	366
Royal Gold Inc, Cl A	2,923	366
Silgan Holdings Inc	43,669	1,848
Sylvamo Corp	10,924	749
Universal Stainless & Alloy Products Inc *	83,235	2,279
Warrior Met Coal Inc	12,733	799

		41,060
Real Estate — 3.4%
Alexander's Inc ‡	5,898	1,326
CBL & Associates Properties Inc ‡	25,547	597
Centerspace ‡	14,377	972
CoStar Group Inc *	25,721	1,907
EastGroup Properties Inc ‡	14,800	2,518
Equity Commonwealth *‡	40,790	791
Forestar Group Inc *	10,848	347
FRP Holdings Inc *	9,150	261
Gaming and Leisure Properties Inc ‡	127,113	5,747
Gladstone Commercial Corp ‡	24,848	355

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Highwoods Properties Inc ‡	213,161	$5,600
Howard Hughes Holdings Inc *	9,600	622
Independence Realty Trust Inc ‡	67,618	1,267
Invitation Homes Inc ‡	23,648	849
Newmark Group Inc, Cl A	243,007	2,486
One Liberty Properties Inc ‡	20,367	478
Orion Office REIT Inc ‡	155,977	560
Regency Centers Corp ‡	1,254	78
Ryman Hospitality Properties Inc ‡	10,995	1,098
Saul Centers Inc ‡	8,238	303
Sun Communities Inc ‡	1,400	169
Universal Health Realty Income Trust ‡	7,566	296
Ventas Inc ‡	7,436	381

		29,008
Utilities — 0.7%
IDACORP Inc, Cl A	10,909	1,016
MGE Energy Inc	5,320	398
Middlesex Water Co	8,501	444
Otter Tail Corp	19,000	1,664
Portland General Electric Co	43,378	1,876
UGI Corp	6,450	148
Unitil Corp	12,924	669
York Water Co/The	999	37

		6,252
Total Common Stock
(Cost $494,189) ($ Thousands)		835,249

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	967	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	6,542,035	6,542
Total Cash Equivalent
(Cost $6,542) ($ Thousands)		6,542
Total Investments in Securities — 99.9%
(Cost $500,731) ($ Thousands)		$841,791

Percentages are based on Net Assets of $842,509 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Small/Mid Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	18	Sep-2024	$1,828	$1,858	$30
S&P Mid Cap 400 Index E-MINI	6	Sep-2024	1,758	1,775	17
			$3,586	$3,633	$47

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$3,198	$(3,189)	$(3)	$(6)	$—	$9	$—
SEI Daily Income Trust, Government Fund, Institutional Class	9,783	119,673	(122,914)	—	—	6,542	328	—
Totals	$9,783	$122,871	$(126,103)	$(3)	$(6)	$6,542	$337	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.2%

Communication Services — 2.4%
Iridium Communications Inc	10,510	$280
Liberty Broadband Corp, Cl C *	1,535	84
New York Times Co/The, Cl A	1,920	98
Omnicom Group Inc	9,990	896
Pinterest Inc, Cl A *	1,740	77
Playtika Holding Corp	10,490	83
Trade Desk Inc/The, Cl A *	4,740	463
Warner Bros Discovery Inc *	9,950	74

		2,055
Consumer Discretionary — 13.0%
Advance Auto Parts Inc	1,006	64
Aramark	5,438	185
AutoZone Inc *	93	276
Bath & Body Works Inc	1,820	71
BorgWarner Inc	3,774	122
Burlington Stores Inc *	2,133	512
Carter's Inc	1,612	100
Carvana Co, Cl A *	1,140	147
Chipotle Mexican Grill Inc, Cl A *	2,200	138
Columbia Sportswear Co	2,647	209
Coupang Inc, Cl A *	17,490	366
Darden Restaurants Inc	740	112
Dick's Sporting Goods Inc	1,920	412
Domino's Pizza Inc	420	217
DR Horton Inc	1,040	146
eBay Inc	6,750	363
Gap Inc/The	4,590	110
Gentex Corp	6,545	221
Grand Canyon Education Inc *	2,635	369
H&R Block Inc	2,450	133
Hasbro Inc	3,783	221
Hilton Worldwide Holdings Inc	740	161
Lennar Corp, Cl A	2,180	327
Lennar Corp, Cl B	1,585	221
LKQ Corp	8,769	365
Mohawk Industries Inc *	1,060	120
NVR Inc *	10	76
Ollie's Bargain Outlet Holdings Inc *	3,338	328
O'Reilly Automotive Inc *	260	274
Polaris Inc	1,040	81
PulteGroup Inc	5,142	566
Ralph Lauren Corp, Cl A	2,170	380
Ross Stores Inc	5,850	850
Royal Caribbean Cruises Ltd *	2,870	457
Tapestry Inc	3,966	170
Toll Brothers Inc	860	99
TopBuild Corp *	1,370	528
Travel + Leisure Co	7,088	319
Ulta Beauty Inc *	880	339
Valvoline Inc *	6,003	259
Williams-Sonoma Inc	1,270	359

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wynn Resorts Ltd	1,040	$93
Yum! Brands Inc	1,140	151

		11,017
Consumer Staples — 4.1%
Boston Beer Co Inc/The, Cl A *	270	82
Casey's General Stores Inc	498	190
Celsius Holdings Inc *	1,160	66
Clorox Co/The	670	92
Coca-Cola Consolidated Inc	570	619
Constellation Brands Inc, Cl A	908	234
Darling Ingredients Inc *	5,856	215
Dollar Tree Inc *	1,540	164
Ingredion Inc	2,172	249
Kroger Co/The	4,270	213
Lamb Weston Holdings Inc	2,758	232
Molson Coors Beverage Co, Cl B	1,500	76
Performance Food Group Co *	1,730	114
Post Holdings Inc *	1,210	126
Spectrum Brands Holdings Inc	1,100	95
TreeHouse Foods Inc *	5,648	207
Tyson Foods Inc, Cl A	5,948	340
US Foods Holding Corp *	2,300	122

		3,436
Energy — 5.4%
Antero Midstream Corp	14,167	209
Antero Resources Corp *	5,290	173
Baker Hughes Co, Cl A	3,830	135
ChampionX Corp	8,030	267
Cheniere Energy Inc	3,504	613
Coterra Energy Inc	13,078	349
Devon Energy Corp	5,903	280
Diamondback Energy Inc, Cl A	2,923	585
DT Midstream Inc	1,835	130
Halliburton Co	3,480	117
Marathon Oil Corp	5,290	152
Matador Resources Co	1,370	82
Permian Resources Corp, Cl A	15,702	253
Targa Resources Corp	4,206	542
TechnipFMC PLC	12,790	334
Texas Pacific Land Corp	116	85
Valero Energy Corp	850	133
Williams Cos Inc/The	3,002	127

		4,566
Financials — 17.1%
Affiliated Managers Group Inc	590	92
Aflac Inc	2,910	260
Allstate Corp/The	4,502	719
Ally Financial Inc	8,020	318
American International Group Inc	4,413	328
Ameriprise Financial Inc	886	378
Arch Capital Group Ltd *	2,527	255
Assured Guaranty Ltd	1,080	83

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axis Capital Holdings Ltd	4,890	$345
Bank of New York Mellon Corp/The	5,600	335
Bank OZK	3,330	137
Block Inc, Cl A *	6,566	423
Blue Owl Capital Inc, Cl A	12,440	221
Brown & Brown Inc	2,450	219
Cboe Global Markets Inc	3,353	570
Chimera Investment Corp ‡	6,744	86
Cincinnati Financial Corp	780	92
Coinbase Global Inc, Cl A *	410	91
Corpay Inc *	257	68
Discover Financial Services	3,148	412
Equitable Holdings Inc	8,630	353
Evercore Inc, Cl A	380	79
Everest Group Ltd	637	243
Fifth Third Bancorp	5,240	191
First Citizens BancShares Inc/NC, Cl A	50	84
First Horizon Corp	27,291	430
FNB Corp/PA	7,600	104
Franklin Resources Inc	5,520	123
Global Payments Inc	3,488	337
Hartford Financial Services Group Inc/The	1,800	181
Janus Henderson Group PLC	10,759	363
Jefferies Financial Group Inc	2,730	136
KeyCorp	20,802	296
Lazard Inc, Cl A	2,090	80
Loews Corp	1,780	133
M&T Bank Corp	3,660	554
MGIC Investment Corp	21,150	456
MSCI Inc, Cl A	1,061	511
Old Republic International Corp	4,430	137
Pinnacle Financial Partners Inc	4,902	392
Popular Inc	5,170	457
Primerica Inc	1,553	367
Prosperity Bancshares Inc	1,660	102
Reinsurance Group of America Inc, Cl A	2,445	502
Rithm Capital Corp ‡	7,330	80
SLM Corp	13,568	282
Stifel Financial Corp	4,442	374
Synchrony Financial	12,240	578
Voya Financial Inc	3,470	247
W R Berkley Corp	2,112	166
Webster Financial Corp	3,651	159
Western Union Co/The	14,370	176
Willis Towers Watson PLC	1,074	282
Zions Bancorp NA	2,530	110

		14,497
Health Care — 8.5%
Align Technology Inc *	398	96
Cardinal Health Inc	610	60
Cencora Inc, Cl A	1,416	319
Chemed Corp	484	263
Dexcom Inc *	1,040	118

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elanco Animal Health Inc *	6,030	$87
Encompass Health Corp	4,555	391
Envista Holdings Corp *	5,336	89
Exact Sciences Corp *	1,640	69
Exelixis Inc *	14,756	332
GRAIL *	151	2
Hologic Inc *	5,646	419
Humana Inc	888	332
IDEXX Laboratories Inc *	850	414
Illumina Inc *	904	94
Incyte Corp *	8,260	501
Insulet Corp *	1,286	259
IQVIA Holdings Inc *	1,778	376
Labcorp Holdings	1,430	291
Medpace Holdings Inc *	1,920	791
Mettler-Toledo International Inc *	241	337
Molina Healthcare Inc *	620	184
Organon & Co	14,100	292
ResMed Inc	1,720	329
Royalty Pharma PLC, Cl A	2,713	72
United Therapeutics Corp *	330	105
Veeva Systems Inc, Cl A *	2,039	373
Zimmer Biomet Holdings Inc	2,056	223

		7,218
Industrials — 16.1%
Acuity Brands Inc	280	68
AECOM	4,870	429
AerCap Holdings NV	3,448	321
Allegion plc	2,028	240
Allison Transmission Holdings Inc	2,950	224
AMETEK Inc	427	71
Armstrong World Industries Inc	1,932	219
AZEK Co Inc/The, Cl A *	8,250	348
Cintas Corp	422	296
Clean Harbors Inc *	2,818	637
Curtiss-Wright Corp	330	89
Dover Corp	2,449	442
EMCOR Group Inc	690	252
Esab Corp	3,540	334
Fastenal Co, Cl A	6,447	405
Flowserve Corp	4,560	219
Genpact Ltd	5,642	182
GXO Logistics Inc *	1,760	89
Hexcel Corp, Cl A	2,261	141
Howmet Aerospace Inc	9,830	763
ITT Inc	1,010	131
L3Harris Technologies Inc	852	191
Leidos Holdings Inc	3,085	450
Oshkosh Corp	4,750	514
Otis Worldwide Corp	7,115	685
Parker-Hannifin Corp, Cl A	1,066	539
Paychex Inc	2,510	298
Quanta Services Inc	370	94

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regal Rexnord Corp	2,891	$391
Republic Services Inc	1,494	290
Snap-on Inc	1,236	323
Tetra Tech Inc	1,670	342
Textron Inc	4,202	361
Trane Technologies PLC	413	136
TransDigm Group Inc	170	217
United Airlines Holdings Inc *	2,170	106
United Rentals Inc	718	464
Verisk Analytics Inc, Cl A	1,270	342
Vertiv Holdings Co, Cl A	1,030	89
WESCO International Inc	2,144	340
Westinghouse Air Brake Technologies Corp	1,489	235
Woodward Inc	2,010	351
WW Grainger Inc	633	571
Xylem Inc/NY	3,128	424

		13,653
Information Technology — 11.1%
Akamai Technologies Inc *	2,742	247
Amdocs Ltd	1,246	98
Amkor Technology Inc	4,040	162
Amphenol Corp, Cl A	1,870	126
Appfolio Inc, Cl A *	1,240	303
AppLovin Corp, Cl A *	1,800	150
Cirrus Logic Inc *	2,590	331
Cloudflare Inc, Cl A *	1,318	109
Cognizant Technology Solutions Corp, Cl A	1,620	110
Corning Inc, Cl B	5,480	213
Crowdstrike Holdings Inc, Cl A *	380	146
Datadog Inc, Cl A *	2,035	264
DocuSign Inc, Cl A *	5,600	300
Elastic NV *	1,610	183
F5 Inc, Cl A *	1,762	303
Fair Isaac Corp *	143	213
Gen Digital Inc	11,399	285
HP Inc	4,740	166
HubSpot Inc *	377	222
Keysight Technologies Inc *	1,921	263
Lattice Semiconductor Corp *	1,510	87
Manhattan Associates Inc *	1,335	329
Microchip Technology Inc	4,676	428
Monolithic Power Systems Inc	130	107
Motorola Solutions Inc	220	85
NetApp Inc	6,328	815
Okta Inc, Cl A *	1,970	184
ON Semiconductor Corp *	1,400	96
Onto Innovation Inc *	340	75
Palantir Technologies Inc, Cl A *	10,930	277
Pegasystems Inc	3,781	229
PTC Inc *	1,612	293
Pure Storage Inc, Cl A *	3,140	202
Qorvo Inc *	2,925	339
Smartsheet Inc, Cl A *	9,856	434

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synopsys Inc *	264	$157
TD SYNNEX Corp	3,120	360
VeriSign Inc *	2,360	420
Western Digital Corp *	1,670	126
Zscaler Inc *	550	106

		9,343
Materials — 3.4%
Alcoa Corp	3,100	123
AptarGroup Inc	1,320	186
Arcadium Lithium PLC *	24,370	82
Ashland Inc	2,000	189
Axalta Coating Systems Ltd *	7,348	251
Berry Global Group Inc	3,229	190
Eagle Materials Inc	2,210	480
FMC Corp	4,710	271
International Flavors & Fragrances Inc	2,506	239
NewMarket Corp	423	218
Nucor Corp	670	106
Packaging Corp of America	630	115
PPG Industries Inc	650	82
Royal Gold Inc, Cl A	770	96
Scotts Miracle-Gro Co/The, Cl A	1,148	75
SSR Mining Inc	17,966	81
Vulcan Materials Co	410	102

		2,886
Real Estate — 5.7%
Agree Realty Corp ‡	3,163	196
Alexandria Real Estate Equities Inc ‡	2,889	338
BXP Inc ‡	5,010	308
Camden Property Trust ‡	1,190	130
Cousins Properties Inc ‡	7,770	180
CubeSmart ‡	1,790	81
EPR Properties, Cl A ‡	7,190	302
Equity LifeStyle Properties Inc ‡	2,280	148
Equity Residential ‡	1,190	83
Essex Property Trust Inc ‡	771	210
Federal Realty Investment Trust ‡	956	97
Healthpeak Properties Inc ‡	8,940	175
Host Hotels & Resorts Inc ‡	17,696	318
Invitation Homes Inc ‡	2,600	93
Kilroy Realty Corp ‡	3,460	108
Kimco Realty Corp ‡	4,120	80
Mid-America Apartment Communities Inc ‡	1,106	158
National Storage Affiliates Trust ‡	7,330	302
Park Hotels & Resorts Inc ‡	25,510	382
Rexford Industrial Realty Inc ‡	4,790	214
SBA Communications Corp, Cl A ‡	1,260	247
Simon Property Group Inc ‡	863	131
Ventas Inc ‡	2,974	152
VICI Properties Inc, Cl A ‡	2,880	82
Welltower Inc ‡	2,895	302

		4,817

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Mid-Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 5.4%
Alliant Energy Corp	1,490	$76
Ameren Corp	1,340	95
American Water Works Co Inc	730	94
Brookfield Renewable Corp, Cl A	7,280	207
CenterPoint Energy Inc	8,918	276
Clearway Energy Inc, Cl A	2,830	64
CMS Energy Corp	1,770	105
Consolidated Edison Inc	810	73
Constellation Energy Corp	820	164
DTE Energy Co	2,503	278
Entergy Corp	4,841	518
Evergy Inc	5,828	309
Eversource Energy	6,090	345
FirstEnergy Corp	1,760	67
IDACORP Inc, Cl A	972	91
NiSource Inc	14,267	411
PPL Corp	3,760	104
Public Service Enterprise Group Inc	7,560	557
UGI Corp	3,073	71
Vistra Corp	990	85
WEC Energy Group Inc	4,005	314
Xcel Energy Inc	4,880	261

		4,565
Total Common Stock
(Cost $67,205) ($ Thousands)		78,053

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.3%

iShares Russell Mid-Cap Value ETF	2,302	$278

Total Exchange Traded Fund
(Cost $249) ($ Thousands)		278

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	160	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	1,150,960	1,151
Total Cash Equivalent
(Cost $1,151) ($ Thousands)		1,151
Total Investments in Securities — 93.9%
(Cost $68,605) ($ Thousands)		$79,482

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P Mid Cap 400 Index E-MINI	3	Sep-2024	$887	$887	$–

Percentages are based on Net Assets of $84,688 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,512	$9,947	$(10,308)	$—	$—	$1,151	$63	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.9%

Communication Services — 8.6%
Alphabet Inc, Cl C	14,557	$2,670
AT&T Inc	551,115	10,532
Comcast Corp, Cl A	262,346	10,273
Electronic Arts Inc	17,262	2,405
Fox Corp, Cl A	81,292	2,794
Fox Corp, Cl B	43,814	1,403
IDT Corp, Cl B	3,584	129
New York Times Co/The, Cl A	25,984	1,331
Omnicom Group Inc	22,329	2,003
Scholastic Corp, Cl B	1,757	62
SK Telecom Co Ltd ADR	58,950	1,234
Spok Holdings Inc	11,079	164
Spotify Technology SA *	8,172	2,564
TEGNA Inc	133,699	1,864
T-Mobile US Inc	13,600	2,396
Verizon Communications Inc	297,114	12,253

		54,077
Consumer Discretionary — 8.3%
Amazon.com Inc, Cl A *	10,836	2,094
AutoZone Inc *	1,280	3,794
Build-A-Bear Workshop Inc	663	17
Canadian Tire Corp Ltd, Cl A	13,300	1,319
Chipotle Mexican Grill Inc, Cl A *	13,200	827
Columbia Sportswear Co	2,415	191
Coupang Inc, Cl A *	8,594	180
Domino's Pizza Inc	2,422	1,251
eBay Inc	60,099	3,228
Garmin Ltd	10,656	1,736
Gentex Corp	86,669	2,922
Genuine Parts Co	25,453	3,521
Graham Holdings Co, Cl B	147	103
Grand Canyon Education Inc *	16,322	2,284
H&R Block Inc	71,406	3,872
Honda Motor Co Ltd ADR	84,980	2,740
JAKKS Pacific Inc *	2,320	41
Murphy USA Inc	14,629	6,868
ODP Corp/The *	1,125	44
O'Reilly Automotive Inc *	3,406	3,597
Ross Stores Inc	13,669	1,986
Smith & Wesson Brands Inc	1,983	28
Sturm Ruger & Co Inc	2,048	85
Texas Roadhouse Inc, Cl A	9,379	1,610
TJX Cos Inc/The	22,040	2,427
Toyota Motor Corp ADR	7,420	1,521
Tractor Supply Co	7,495	2,024
Yum! Brands Inc	14,320	1,897

		52,207
Consumer Staples — 15.0%
Altria Group Inc	118,392	5,393
Andersons Inc/The	5,611	278
Archer-Daniels-Midland Co	106,150	6,417

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BellRing Brands Inc *	3,916	$224
Bunge Global SA	10,034	1,071
Cal-Maine Foods Inc	8,263	505
Campbell Soup Co	46,919	2,120
Central Garden & Pet Co, Cl A *	5,226	173
Church & Dwight Co Inc	14,087	1,461
Clorox Co/The	17,463	2,383
Coca-Cola Co/The	15,271	972
Coca-Cola Consolidated Inc	284	308
Colgate-Palmolive Co	51,547	5,002
Conagra Brands Inc	178,277	5,067
Costco Wholesale Corp	461	392
Dole PLC	43,795	536
Energizer Holdings Inc	11,409	337
Flowers Foods Inc	144,021	3,197
Fresh Del Monte Produce Inc	16,736	366
General Mills Inc	76,111	4,815
Herbalife Ltd *	2,010	21
Hormel Foods Corp	4,472	136
Ingles Markets Inc, Cl A	4,587	315
Ingredion Inc	47,426	5,440
J & J Snack Foods Corp	2,737	444
John B Sanfilippo & Son Inc	3,271	318
Kellanova	100,736	5,810
Keurig Dr Pepper Inc	28,443	950
Kimberly-Clark Corp	11,991	1,657
Kraft Heinz Co/The	209,308	6,744
Kroger Co/The	122,920	6,137
Lancaster Colony Corp	2,354	445
Loblaw Cos Ltd	20,000	2,320
Molson Coors Beverage Co, Cl B	74,840	3,804
Mondelez International Inc, Cl A	4,602	301
National Beverage Corp, Cl A	397	20
Oil-Dri Corp of America	2,422	155
PepsiCo Inc	5,521	911
Philip Morris International Inc	17,588	1,782
Pilgrim's Pride Corp *	27,291	1,050
Post Holdings Inc *	6,789	707
Primo Water Corp	10,761	235
Procter & Gamble Co/The	13,441	2,217
Reynolds Consumer Products Inc	27,925	781
Seaboard Corp	319	1,008
Simply Good Foods Co/The *	3,358	121
SpartanNash Co	5,106	96
Sprouts Farmers Market Inc *	1,477	124
TreeHouse Foods Inc *	6,771	248
Tyson Foods Inc, Cl A	22,501	1,286
Universal Corp/VA	4,838	233
Vector Group Ltd	1,314	14
Village Super Market Inc, Cl A	7,497	198
Vita Coco Co Inc/The *	4,905	137
Vital Farms Inc *	4,639	217
Walmart Inc	86,523	5,858

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WD-40 Co	934	$205
Weis Markets Inc	2,961	186
WK Kellogg Co	24,478	403

		94,051
Energy — 3.1%
Chesapeake Energy Corp	22,261	1,830
Chevron Corp	35,987	5,629
CONSOL Energy Inc	915	93
DHT Holdings Inc	5,730	66
Dorian LPG Ltd	1,020	43
DT Midstream Inc	37,946	2,695
Exxon Mobil Corp	71,990	8,288
Gulfport Energy Corp *	1,648	249
International Seaways Inc	421	25
Teekay Corp *	21,704	195
Teekay Tankers Ltd, Cl A	4,653	320
Weatherford International PLC *	851	104

		19,537
Financials — 11.5%
AFC Gamma Inc ‡	1,485	18
Aflac Inc	101,794	9,091
Allstate Corp/The	8,076	1,289
American Express Co	7,625	1,766
American Financial Group Inc/OH	4,961	610
AMERISAFE Inc	178	8
Axis Capital Holdings Ltd	21,800	1,540
Banco Latinoamericano de Comercio Exterior SA, Cl E	2,297	68
Bank of New York Mellon Corp/The	124,417	7,451
Bankwell Financial Group Inc	404	10
Berkshire Hathaway Inc, Cl B *	9,921	4,036
Canadian Imperial Bank of Commerce	44,800	2,130
Cboe Global Markets Inc	26,915	4,577
Chicago Atlantic Real Estate Finance Inc ‡	5,330	82
CME Group Inc, Cl A	11,301	2,222
Corpay Inc *	4,875	1,299
Diamond Hill Investment Group Inc	89	13
Donegal Group Inc, Cl A	2,581	33
Employers Holdings Inc	8,369	357
Esquire Financial Holdings Inc	233	11
Everest Group Ltd	5,600	2,134
First Citizens BancShares Inc/NC, Cl A	31	52
Greenlight Capital Re Ltd, Cl A *	3,645	48
Hartford Financial Services Group Inc/The	71,709	7,210
LPL Financial Holdings Inc	5,300	1,480
Mastercard Inc, Cl A	4,692	2,070
Mercury General Corp	4,737	252
MetLife Inc	11,900	835
Northeast Community Bancorp	10,956	195
OceanFirst Financial Corp	62,727	997
Old Republic International Corp	85,733	2,649
Old Second Bancorp Inc	938	14

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oscar Health Inc, Cl A *	838	$13
Progressive Corp/The	10,192	2,117
Reinsurance Group of America Inc, Cl A	10,126	2,079
Safety Insurance Group Inc	2,571	193
Selective Insurance Group Inc	2,111	198
SiriusPoint Ltd *	10,118	123
Sixth Street Specialty Lending Inc	63,350	1,353
Skyward Specialty Insurance Group Inc *	7,426	269
Travelers Cos Inc/The	5,400	1,098
Universal Insurance Holdings Inc	10,604	199
Unum Group	18,099	925
Virtu Financial Inc, Cl A	9,331	209
Visa Inc, Cl A	8,030	2,108
W R Berkley Corp	7,045	554
WaFd Inc	26,210	749
Western Union Co/The	372,377	4,550
Willis Towers Watson PLC	3,313	868

		72,152
Health Care — 17.3%
Abbott Laboratories	4,006	416
AbbVie Inc	31,743	5,445
ACADIA Pharmaceuticals Inc *	5,575	91
Addus HomeCare Corp *	551	64
ADMA Biologics Inc *	26,236	293
Alkermes PLC *	14,627	353
Amgen Inc, Cl A	5,460	1,706
Amphastar Pharmaceuticals Inc *	3,015	121
ANI Pharmaceuticals Inc *	2,560	163
Anika Therapeutics Inc *	8,555	217
Arcellx Inc *	1,605	89
Ardelyx Inc *	8,396	62
Becton Dickinson & Co	6,634	1,550
Boston Scientific Corp *	45,527	3,506
Bristol-Myers Squibb Co	185,419	7,700
Cardinal Health Inc	76,985	7,569
Catalyst Pharmaceuticals Inc *	11,463	178
Cencora Inc, Cl A	10,240	2,307
Cigna Group/The	23,162	7,657
Collegium Pharmaceutical Inc *	4,035	130
Cross Country Healthcare Inc *	528	7
CVS Health Corp	67,200	3,969
Elevance Health Inc	278	151
Entrada Therapeutics Inc *	1,836	26
Exelixis Inc *	98,140	2,205
Gilead Sciences Inc	163,378	11,209
Haemonetics Corp *	353	29
Halozyme Therapeutics Inc *	4,843	254
Harmony Biosciences Holdings Inc *	2,434	73
HealthEquity Inc *	921	79
HealthStream Inc	9,574	267
Hims & Hers Health Inc *	6,292	127
Hologic Inc *	34,605	2,569
Humana Inc	5,621	2,100

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Incyte Corp *	67,320	$4,081
Innoviva Inc *	10,789	177
Intra-Cellular Therapies Inc, Cl A *	2,013	138
iRadimed Corp	2,534	111
Ironwood Pharmaceuticals Inc, Cl A *	6,894	45
Jazz Pharmaceuticals PLC *	30,632	3,269
Johnson & Johnson	18,349	2,682
Kiniksa Pharmaceuticals International Plc, Cl A *	7,036	131
Krystal Biotech Inc *	712	131
LeMaitre Vascular Inc	507	42
Ligand Pharmaceuticals Inc *	581	49
McKesson Corp	17,761	10,373
Merck & Co Inc	69,860	8,649
Mesa Laboratories Inc	367	32
MiMedx Group Inc *	20,128	139
Myriad Genetics Inc *	683	17
National HealthCare Corp	793	86
Neurocrine Biosciences Inc *	20,338	2,800
OmniAb Inc, Cl W *	7,091	27
Option Care Health Inc *	4,476	124
OraSure Technologies Inc *	23,120	98
Organon & Co	17,388	360
Pacira BioSciences Inc *	1,769	51
Patterson Cos Inc	2,233	54
Pediatrix Medical Group Inc *	3,551	27
Pfizer Inc	40,110	1,122
Prestige Consumer Healthcare Inc, Cl A *	1,946	134
Quipt Home Medical Corp *	2,750	9
Regeneron Pharmaceuticals Inc *	1,647	1,731
Royalty Pharma PLC, Cl A	25,749	679
SIGA Technologies Inc	6,550	50
Stryker Corp	5,576	1,897
Supernus Pharmaceuticals Inc *	4,674	125
Tactile Systems Technology Inc *	4,668	56
UFP Technologies Inc *	555	146
United Therapeutics Corp *	9,906	3,156
UroGen Pharma Ltd *	802	13
Utah Medical Products Inc	203	14
Vanda Pharmaceuticals Inc *	17,009	96
Varex Imaging Corp *	1,280	19
Vaxcyte Inc *	681	51
Vericel Corp *	458	21
Vertex Pharmaceuticals Inc *	5,520	2,587
Voyager Therapeutics Inc *	8,541	68

		108,349
Industrials — 13.5%
A O Smith Corp	8,392	686
ABM Industries Inc	3,715	188
Allison Transmission Holdings Inc	47,769	3,626
Argan Inc	2,711	198
Armstrong World Industries Inc	3,039	344
Barrett Business Services Inc	9,520	312

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Booz Allen Hamilton Holding Corp, Cl A	7,957	$1,225
CACI International Inc, Cl A *	1,529	658
Cadre Holdings	1,854	62
Carlisle Cos Inc	3,356	1,360
CECO Environmental Corp *	1,634	47
Cintas Corp	2,741	1,919
Core & Main Inc, Cl A *	4,449	218
Costamare Inc	5,699	94
CSG Systems International Inc	40,530	1,669
CSW Industrials Inc	1,060	281
Cummins Inc	13,200	3,655
Curtiss-Wright Corp	5,388	1,460
Donaldson Co Inc, Cl A	21,974	1,572
Eaton Corp PLC	5,520	1,731
EMCOR Group Inc	9,896	3,613
Emerson Electric Co	16,161	1,780
Enerpac Tool Group Corp, Cl A	6,464	247
Ennis Inc	642	14
Expeditors International of Washington Inc	10,038	1,253
Fastenal Co, Cl A	29,423	1,849
Ferguson PLC	9,842	1,906
Franklin Electric Co Inc	3,176	306
FTI Consulting Inc *	481	104
General Dynamics Corp	9,632	2,795
Genpact Ltd	12,270	395
Golden Ocean Group Ltd	9,943	137
Huntington Ingalls Industries Inc, Cl A	10,309	2,539
Huron Consulting Group Inc *	1,535	151
Hyster-Yale Inc	810	56
IBEX Holdings Ltd *	6,424	104
Illinois Tool Works Inc	8,118	1,924
Insperity Inc, Cl A	341	31
Landstar System Inc	11,724	2,163
Leidos Holdings Inc	16,051	2,342
Lennox International Inc	2,216	1,186
Lockheed Martin Corp	18,632	8,703
LSI Industries Inc	6,132	89
ManpowerGroup Inc	15,771	1,101
Maximus Inc	1,243	107
MSC Industrial Direct Co Inc, Cl A	4,690	372
Mueller Industries Inc	454	26
National Presto Industries Inc	3,062	230
Northrop Grumman Corp	7,848	3,421
Otis Worldwide Corp	21,810	2,099
PACCAR Inc	44,405	4,571
Paychex Inc	14,741	1,748
Republic Services Inc	4,028	783
REV Group Inc	3,239	81
Robert Half Inc	7,160	458
Schneider National Inc, Cl B	21,568	521
Science Applications International Corp	12,619	1,483
Snap-on Inc	13,346	3,488
SS&C Technologies Holdings Inc	15,069	944

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tennant Co	145	$14
Textron Inc	24,710	2,122
Trane Technologies PLC	8,553	2,813
Waste Management Inc	4,122	879
Watts Water Technologies Inc, Cl A	1,881	345
WW Grainger Inc	2,635	2,377

		84,975
Information Technology — 15.2%
A10 Networks Inc	11,954	166
Adeia Inc	4,882	55
Agilysys Inc *	125	13
Amdocs Ltd	160,341	12,654
Amphenol Corp, Cl A	33,280	2,242
Appfolio Inc, Cl A *	411	100
Apple Inc	9,275	1,953
Arrow Electronics Inc, Cl A *	30,337	3,663
Avnet Inc	77,209	3,975
Badger Meter Inc	594	111
Box Inc, Cl A *	3,945	104
Canon Inc ADR	115,990	3,147
Cisco Systems Inc	205,757	9,775
Cognizant Technology Solutions Corp, Cl A	77,577	5,275
CommVault Systems Inc *	3,851	468
CoreCard Corp *	1,388	20
Crane NXT Co	3,335	205
Daktronics Inc *	10,455	146
Dolby Laboratories Inc, Cl A	4,049	321
F5 Inc, Cl A *	10,189	1,755
Gartner Inc *	5,251	2,358
Gen Digital Inc	29,971	749
GoDaddy Inc, Cl A *	26,535	3,707
Hackett Group Inc/The	4,228	92
Hewlett Packard Enterprise Co	292,670	6,196
HP Inc	134,700	4,717
Insight Enterprises Inc *	8,654	1,717
InterDigital Inc	2,438	284
International Business Machines Corp	59,735	10,331
inTEST Corp *	1,060	10
Juniper Networks Inc	83,510	3,045
LiveRamp Holdings Inc *	2,197	68
Motorola Solutions Inc	2,072	800
NetApp Inc	38,600	4,972
NVE Corp	1,199	90
Ooma Inc *	3,732	37
Open Text Corp	57,000	1,711
Oracle Corp, Cl B	20,041	2,830
PC Connection Inc	2,150	138
Photronics Inc *	934	23
Progress Software Corp	292	16
Qorvo Inc *	5,341	620
QUALCOMM Inc	4,702	937
Qualys Inc *	1,231	176
Skyworks Solutions Inc	4,610	491

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Squarespace Inc, Cl A *	1,442	$63
TD SYNNEX Corp	17,360	2,003
Teradata Corp *	7,266	251
VeriSign Inc *	6,157	1,095
Weave Communications Inc *	2,440	22

		95,697
Materials — 2.7%
Amcor PLC	99,906	977
AptarGroup Inc	4,535	639
Avery Dennison Corp	5,599	1,224
Berry Global Group Inc	28,845	1,698
CF Industries Holdings Inc	17,990	1,333
Core Molding Technologies Inc *	1,933	31
Graphic Packaging Holding Co	57,890	1,517
Innospec Inc	795	98
NewMarket Corp	6,489	3,346
Packaging Corp of America	8,175	1,493
Reliance Inc	9,000	2,570
Sonoco Products Co	28,236	1,432
Southern Copper Corp	2,146	231

		16,589
Real Estate — 0.1%
Equity Commonwealth *‡	17,657	342
Forestar Group Inc *	4,021	129
RMR Group Inc/The, Cl A	9,646	218

		689
Utilities — 3.6%
American Electric Power Co Inc	16,310	1,431
American States Water Co	4,135	300
Avista Corp	3,241	112
Black Hills Corp, Cl A	705	38
California Water Service Group, Cl A	2,462	119
Consolidated Water Co Ltd	11,639	309
Entergy Corp	20,790	2,225
Evergy Inc	28,770	1,524
Genie Energy Ltd, Cl B	10,134	148
National Fuel Gas Co	99,547	5,394
New Jersey Resources Corp	2,497	107
Northwest Natural Holding Co	3,946	143
NRG Energy Inc	37,724	2,937
ONE Gas Inc	1,487	95
PG&E Corp	71,400	1,247
PPL Corp	99,470	2,750
SJW Group	4,700	255
Spire Inc	1,746	106
Unitil Corp	204	11
Vistra Corp	40,390	3,473

		22,724
Total Common Stock
(Cost $529,519) ($ Thousands)		621,047

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	6,390,139	$6,390
Total Cash Equivalent
(Cost $6,390) ($ Thousands)		6,390
Total Investments in Securities — 99.9%
(Cost $535,909) ($ Thousands)		$627,437

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	1	Sep-2024	$277	$276	$(1)

Percentages are based on Net Assets of $627,941 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,813	$21,533	$(24,347)	$1	$—	$—	$18	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,573	142,748	(151,931)	—	—	6,390	410	—
Totals	$18,386	$164,281	$(176,278)	$1	$—	$6,390	$428	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.0%
Australia — 0.8%
Computershare Ltd	29,318	$516
Origin Energy Ltd	139,652	1,013
Rio Tinto Ltd	61,263	4,869
		6,398

Austria — 0.1%
Oberbank AG	162	12
Telekom Austria AG, Cl A	44,848	448
UNIQA Insurance Group AG	30,730	262
		722

Belgium — 0.0%
Ageas SA/NV	8,147	372
Colruyt Group N.V	580	28
		400

Canada — 1.9%
Barrick Gold Corp	19,399	324
Canadian Utilities Ltd, Cl A	11,164	241
Dollarama Inc	8,308	758
Empire Co Ltd, Cl A	92,423	2,362
Enbridge	10,291	366
Fairfax Financial Holdings Ltd	4,364	4,964
George Weston Ltd	16,567	2,383
Kinross Gold Corp	36,253	302
Loblaw Cos Ltd	30,837	3,576
Metro Inc/CN, Cl A	18,996	1,052
		16,328

China — 0.1%
APT Satellite Holdings Ltd	202,000	55
BOC Hong Kong Holdings Ltd	63,832	197
Wilmar International Ltd	159,880	366
		618

Denmark — 0.8%
Carlsberg AS, Cl B	8,021	963
Danske Bank A/S	92,113	2,747
Novo Nordisk A/S, Cl B	12,804	1,851
Pandora A/S	5,125	774
Schouw & Co A/S	1,793	141
		6,476

Finland — 0.2%
Elisa Oyj	37,748	1,733
Orion Oyj, Cl A	259	11
		1,744

France — 2.5%
Bureau Veritas SA	19,320	536
Carrefour SA	155,643	2,202
Danone SA	17,315	1,059
Dassault Systemes SE	3,374	128
Eiffage SA	4,383	403
Engie SA	33,403	477
Legrand SA	17,641	1,752

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orange SA	655,257	$6,569
Sanofi SA	4,081	393
TotalEnergies SE	107,811	7,202
		20,721

Germany — 0.0%
Deutsche Telekom AG	2,820	71
Heidelberg Materials AG	3,011	312
		383

Hong Kong — 2.6%
CK Asset Holdings Ltd	128,500	481
CK Hutchison Holdings Ltd	1,092,171	5,232
CK Infrastructure Holdings Ltd	6,500	37
CLP Holdings Ltd, Cl B	106,893	864
Dah Sing Banking Group Ltd	108,898	91
Ferretti	16,900	51
Hang Lung Properties Ltd	132,000	113
HK Electric Investments & HK Electric Investments Ltd	258,500	164
HKT Trust & HKT Ltd	3,353,089	3,762
Miramar Hotel & Investment	49,000	60
PCCW Ltd	4,637,000	2,322
Power Assets Holdings Ltd	774,312	4,190
Regal Hotels International Holdings Ltd *	77,509	28
Swire Pacific Ltd, Cl A	111,696	987
VTech Holdings Ltd	42,069	315
WH Group Ltd	4,839,033	3,186
		21,883

Israel — 1.8%
Check Point Software Technologies Ltd *	65,540	10,814
First International Bank Of Israel Ltd/The	59,851	2,279
Isracard Ltd	5	–
Nice Ltd *	635	109
Nova Ltd *	3,415	801
Radware Ltd *	24,814	453
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	2,532	133
Tower Semiconductor Ltd *	4,723	186
		14,775

Italy — 0.0%
Leonardo SpA	17,970	418
Stellantis NV	2,349	46
		464

Japan — 9.5%
Achilles Corp	2,500	25
Aeon Delight	1,300	32
Aisin Corp	17,000	554
Akatsuki	11,700	36
Albis Co Ltd	1,600	27
Amano Corp	29,100	751
Anritsu Corp	176,600	1,354
Arcs Co Ltd	53,500	967

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Artience	21,300	$445
Asahi Co Ltd	44,600	429
Asante Inc	10,700	119
Autobacs Seven Co Ltd	22,100	214
Axial Retailing Inc	3,900	25
Belc Co Ltd	4,800	227
Brother Industries Ltd	49,132	865
Canon Inc	215,270	5,827
Canon Marketing Japan Inc	5,100	142
Cawachi Ltd	23,500	430
Central Japan Railway Co	40,662	878
Chubu Electric Power Co Inc	376,284	4,447
Chudenko	1,200	24
CI Takiron Corp	23,600	108
COMSYS Holdings Corp	27,800	534
Create Medic Co Ltd	5,677	33
Daiken Medical	6,500	22
Daito Trust Construction Co Ltd	600	62
Earth Corp	13,500	405
Eco's	1,800	26
Eizo Corp	5,600	169
EXEO Group	37,600	374
Ezaki Glico Co Ltd	41,000	1,066
FTGroup Co Ltd	2,900	21
Fujicco Co Ltd	18,100	209
FUJIFILM Holdings Corp	155,879	3,646
Fujiya Co Ltd	2,900	47
Gakken Holdings Co Ltd	9,200	61
Gakkyusha Co Ltd	3,600	48
Heiwado Co Ltd	64,400	967
Hitachi Ltd	3,250	73
Hokuto Corp	49,800	588
House Foods Group Inc	45,700	809
Japan Oil Transportation Co Ltd	2,100	40
Japan Post Bank Co Ltd	118,039	1,115
Japan Post Holdings Co Ltd	101,422	1,006
Japan Post Insurance Co Ltd	8,511	165
Japan Tobacco Inc	247,683	6,695
JFE Holdings Inc	79,500	1,144
JM Holdings	1,400	25
J-Oil Mills	11,100	138
JSP Corp	23,600	339
Kagome	10,600	215
Kaken Pharmaceutical Co Ltd	15,200	364
Kansai Electric Power Co Inc/The	100,104	1,681
Kato Sangyo Co Ltd	23,900	640
KDDI Corp	2,000	53
Kewpie Corp	50,100	996
Key Coffee Inc	4,000	52
Kobe Electric Railway	1,800	31
Komeri Co Ltd	8,800	191
Konami Group Corp	21,138	1,522
Kuriyama Holdings	4,200	32

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kyorin Pharmaceutical	97,500	$1,032
LAC	9,400	49
Lion Corp	106,500	830
Marudai Food Co Ltd	3,000	32
McDonald's Holdings Co Japan Ltd	1,500	59
Medical System Network, Cl A	7,000	26
Megmilk Snow Brand Co Ltd	25,000	404
MEIJI Holdings Co Ltd	96,643	2,084
Ministop Co Ltd	4,700	50
Miroku Jyoho Service Co Ltd	2,200	27
Mitsubishi Chemical Group Corp, Cl B	187,449	1,041
Mitsubishi Shokuhin Co Ltd	13,500	458
Miyoshi Oil & Fat Co Ltd	15,100	140
Morinaga & Co Ltd/Japan	7,800	121
Morozoff Ltd	1,200	36
MrMax Holdings Ltd	8,400	36
MS&AD Insurance Group Holdings Inc	28,269	628
Musashi Co Ltd	2,400	27
Nagase Brothers	7,200	82
NH Foods Ltd	21,600	646
Nihon Chouzai Co Ltd	21,100	196
Nihon Denkei Co Ltd	2,000	25
Nikko Co Ltd/Hyogo	12,400	62
Nippn Corp	95,034	1,380
Nippon Air Conditioning Services Co Ltd	4,900	33
NIPPON EXPRESS HOLDINGS INC	3,749	173
Nippon Telegraph & Telephone Corp	714,905	675
Nisshin Oillio Group Ltd/The	8,652	260
Nittoc Construction Co Ltd	7,000	49
Nomura Real Estate Holdings Inc	10,100	253
Oiles Corp	25,300	367
Okinawa Cellular Telephone Co	7,900	193
Okuwa Co Ltd	31,500	180
Osaka Gas Co Ltd	3,800	84
Otsuka Holdings Co Ltd	2,010	85
OUG Holdings Inc	2,236	38
Panasonic Holdings Corp	93,474	765
Pigeon	10,700	97
Prima Meat Packers	5,900	87
San-A Co Ltd, Cl A	35,300	1,108
Sanki Engineering Co Ltd	22,600	299
Sanyo Chemical Industries	7,100	176
SCSK Corp	31,534	630
Secom Co Ltd	9,524	562
Seiko Epson Corp	66,752	1,037
Showa Sangyo Co Ltd	18,900	370
SoftBank Corp	434,013	5,300
Software Service	600	53
SRA Holdings	5,000	138
ST Corp	5,400	53
Step Co Ltd	9,200	110
Studio Alice Co Ltd	3,500	46
Sundrug Co Ltd	71,700	1,807

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Takamatsu Construction Group Co Ltd	4,900	$94
Takasago International Corp	1,000	24
TAKEBISHI CORP	2,000	28
TOKAI Holdings Corp	85,600	524
Tokio Marine Holdings Inc	103,811	3,875
Tokyo Electric Power Co Holdings Inc *	37,200	200
Tokyo Individualized Educational Institute Inc	8,500	22
Trend Micro Inc/Japan	69,775	2,833
Unicafe Inc	6,400	37
Unicharm Corp	21,700	697
United Super Markets Holdings Inc	96,700	526
Uoriki Co Ltd	5,800	90
Valor Holdings Co Ltd	14,200	217
Vital KSK Holdings Inc	12,900	109
Wowow Inc	19,124	133
Yamatane Corp	2,700	49
Yamaya Corp	1,300	26
Yaoko Co Ltd	19,800	1,199
Zenkoku Hosho Co Ltd	4,000	147
Zenrin Co Ltd	17,500	102
ZERIA Pharmaceutical	2,500	33
		78,994

Netherlands — 2.6%
EXOR	6,595	691
Koninklijke Ahold Delhaize NV	343,200	10,148
Koninklijke KPN NV	816,649	3,133
Shell PLC	6,364	229
Wolters Kluwer NV	43,011	7,136
		21,337

New Zealand — 0.2%
Spark New Zealand Ltd	688,719	1,746

Norway — 1.2%
AMSC ASA	29,261	91
DNB Bank ASA	55,954	1,102
Equinor ASA	5,949	170
Orkla ASA	266,262	2,169
SFL Corp Ltd	1,779	25
Sparebank 1 Oestlandet	3,854	49
SpareBank 1 SMN	13,153	187
SpareBank 1 Sorost-Norge	3,479	22
Sparebanken Vest	26,910	317
Telenor ASA	484,196	5,534
Veidekke ASA	19,659	211
		9,877

Portugal — 0.2%
Jeronimo Martins SGPS SA	74,956	1,466

Singapore — 0.8%
Haw Par	11,900	86
Jardine Cycle & Carriage Ltd	93,244	1,830
Jardine Matheson Holdings Ltd	38,253	1,354

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimly Ltd	85,900	$20
Oversea-Chinese Banking Corp Ltd	90,096	959
Sembcorp Industries Ltd	38,700	137
Sheng Siong Group Ltd	1,367,374	1,503
Singapore Airlines Ltd	53,700	274
Singapore Exchange Ltd	96,027	672
StarHub Ltd	138,100	123
		6,958

Spain — 1.3%
ACS Actividades de Construccion y Servicios SA	47,183	2,037
Aena SME SA	10,991	2,215
Cia de Distribucion Integral Logista Holdings SA	30,628	867
Ebro Foods SA	9,388	156
Enagas SA	11,592	172
Iberdrola SA	201,826	2,621
Redeia Corp SA	138,450	2,422
		10,490

Sweden — 1.0%
AAK AB	8,884	261
Essity AB, Cl B	69,819	1,789
Industrivarden AB, Cl C	34,204	1,155
Volvo AB, Cl A	32,682	853
Volvo AB, Cl B	171,225	4,383
		8,441

Switzerland — 4.6%
ABB Ltd	91,307	5,072
BKW AG	3,132	499
Chocoladefabriken Lindt & Spruengli AG	92	1,074
Emmi AG	95	94
Givaudan SA	668	3,167
Holcim AG	10,479	929
Nestle SA	15,664	1,599
Novartis AG	104,055	11,136
Plazza AG	133	45
Roche Holding AG	32,156	9,057
Swatch Group AG/The	11,281	461
Swisscom AG	7,783	4,378
UBS Group AG	33,614	989
		38,500

United Kingdom — 5.5%
Auto Trader Group PLC	190,811	1,933
BAE Systems PLC	65,715	1,097
Centrica PLC	2,005,148	3,419
Coca-Cola Europacific Partners PLC	12,756	930
Coca-Cola HBC AG	18,768	640
GSK PLC	356,943	6,901
Haleon PLC	173,382	707
Imperial Brands PLC	17,924	459
J Sainsbury PLC	279,860	902
RELX PLC	96,129	4,422

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sage Group PLC/The	471,648	$6,490
Shell PLC	117,271	4,201
Spirent Communications PLC	148,008	342
Tesco PLC	1,136,786	4,397
Unilever PLC	77,875	4,277
Vodafone Group PLC	5,240,341	4,621
		45,738

United States — 58.3%
Abbott Laboratories	627	65
AbbVie Inc	20,948	3,593
Alphabet Inc, Cl A	32,295	5,883
Alphabet Inc, Cl C	19,485	3,574
Altria Group Inc	94,571	4,308
Amazon.com Inc, Cl A *	13,850	2,677
Amdocs Ltd	38,413	3,032
American Business Bank *	1,369	42
American Electric Power Co Inc	3,648	320
AMETEK Inc	26,322	4,388
Amgen Inc, Cl A	3,850	1,203
Amphenol Corp, Cl A	167,864	11,309
Apple Inc	39,663	8,354
AptarGroup Inc	31,254	4,401
AT&T Inc	709,479	13,558
Automatic Data Processing Inc	9,160	2,186
AutoZone Inc *	101	299
Bank of New York Mellon Corp/The	111,884	6,701
Baxter International Inc	5,587	187
Becton Dickinson & Co	3,936	920
Berkshire Hathaway Inc, Cl B *	15,692	6,383
Booking Holdings Inc	1,544	6,117
Boston Scientific Corp *	102,048	7,859
Box Inc, Cl A *	14,341	379
Bristol-Myers Squibb Co	31,409	1,304
Bunge Global SA	13,221	1,412
CACI International Inc, Cl A *	4,502	1,936
Cadence Design Systems Inc *	7,499	2,308
Campbell Soup Co	31,334	1,416
Cardinal Health Inc	19,317	1,899
Carlisle Cos Inc	9,442	3,826
Cboe Global Markets Inc	41,877	7,122
Cencora Inc, Cl A	8,150	1,836
Centene Corp *	42,350	2,808
Chemed Corp	7,836	4,252
Chevron Corp	41	6
Church & Dwight Co Inc	60,966	6,321
Cigna Group/The	19,255	6,365
Cintas Corp	9,328	6,532
Cirrus Logic Inc *	3,934	502
Cisco Systems Inc	178,819	8,496
Clorox Co/The	24,094	3,288
CME Group Inc, Cl A	10,557	2,076
Coca-Cola Co/The	101,161	6,439
Colgate-Palmolive Co	77,096	7,481

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Comcast Corp, Cl A	132,938	$5,206
CommVault Systems Inc *	38,372	4,665
Conagra Brands Inc	51,755	1,471
Consolidated Edison Inc	32,822	2,935
Costco Wholesale Corp	9,885	8,402
CVS Health Corp	49,356	2,915
DaVita Inc *	2,330	323
Dolby Laboratories Inc, Cl A	19,575	1,551
Domino's Pizza Inc	2,857	1,475
Dropbox Inc, Cl A *	20,524	461
DTE Energy Co	2,634	292
Duke Energy Corp	8,511	853
eBay Inc	43,183	2,320
Ecolab Inc	23,878	5,683
Electronic Arts Inc	90,768	12,647
Entergy Corp	300	32
Everest Group Ltd	12,072	4,600
Evergy Inc	2,500	132
Exxon Mobil Corp	84	10
F5 Inc, Cl A *	32,952	5,675
Fair Isaac Corp *	504	750
FedEx Corp	2,674	802
Ferguson PLC	185	36
Fox Corp, Cl A	114,477	3,935
Fox Corp, Cl B	74,183	2,375
General Dynamics Corp	8,022	2,327
General Mills Inc	44,960	2,844
Gilead Sciences Inc	97,475	6,688
Graco Inc	36,298	2,878
Grand Canyon Education Inc *	7,381	1,033
HealthStream Inc	11,410	318
Hologic Inc *	10,744	798
HP Inc	16,944	593
Huntington Ingalls Industries Inc, Cl A	12,795	3,152
Incyte Corp *	90,501	5,486
Ingredion Inc	14,277	1,638
International Business Machines Corp	37,811	6,539
Intuit Inc	4,752	3,123
Ituran Location and Control	654	16
Johnson & Johnson	88,024	12,866
Juniper Networks Inc	6,586	240
Kellanova	6,244	360
Kimberly-Clark Corp	116,029	16,035
Kraft Heinz Co/The	58,507	1,885
Kroger Co/The	8,816	440
Leidos Holdings Inc	12,112	1,767
LKQ Corp	6,181	257
Lockheed Martin Corp	9,258	4,324
Manhattan Associates Inc *	3,749	925
Marathon Petroleum Corp	2,636	457
Marsh & McLennan Cos Inc	36,500	7,691
Mastercard Inc, Cl A	1,827	806
McDonald's Corp	1,918	489

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McKesson Corp	21,249	$12,410
Medtronic PLC	27,028	2,127
Merck & Co Inc	4,873	603
Microsoft Corp	25,557	11,423
Molina Healthcare Inc *	2,303	685
Molson Coors Beverage Co, Cl B	36,654	1,863
Mondelez International Inc, Cl A	45,482	2,976
Motorola Solutions Inc	11,895	4,592
NetApp Inc	47,948	6,176
Neurocrine Biosciences Inc *	2,804	386
New Mountain Finance Corp	16,089	197
Northrop Grumman Corp	11,242	4,901
NRG Energy Inc	16,979	1,322
NVIDIA Corp	36,280	4,482
Omnicom Group Inc	1,000	90
O'Reilly Automotive Inc *	2,643	2,791
PACCAR Inc	63,419	6,528
Packaging Corp of America	1,723	315
PepsiCo Inc	22,091	3,643
Pfizer Inc	27,154	760
Philip Morris International Inc	35,585	3,606
Phillips 66	5,471	772
PNM Resources Inc	26,506	980
Procter & Gamble Co/The	40,368	6,657
Quest Diagnostics Inc	2,634	361
Regeneron Pharmaceuticals Inc *	3,283	3,451
Reliance Inc	4,739	1,353
Republic Services Inc	41,544	8,074
Reynolds Consumer Products Inc	21,482	601
Rollins Inc	2,200	107
Roper Technologies Inc	8,715	4,912
Royal Gold Inc, Cl A	16,633	2,082
Royalty Pharma PLC, Cl A	25,112	662
RPM International Inc	23,301	2,509
Sherwin-Williams Co/The, Cl A	3,709	1,107
Southern Co/The	4,964	385
TE Connectivity Ltd	874	131
TJX Cos Inc/The	16,382	1,804
T-Mobile US Inc	23,036	4,058
United Therapeutics Corp *	17,139	5,460
Valero Energy Corp	500	78
VeriSign Inc *	22,685	4,033
Verisk Analytics Inc, Cl A	4,965	1,338
Verizon Communications Inc	211,485	8,722
Vertex Pharmaceuticals Inc *	405	190
Viatris Inc, Cl W	78,411	834
VICI Properties Inc, Cl A ‡	55,863	1,600
W R Berkley Corp	700	55
Walmart Inc	190,829	12,921
Waste Connections Inc	1,273	223
Waste Management Inc	27,438	5,854

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Willis Towers Watson PLC	10,932	$2,866
		486,940

Total Common Stock
(Cost $730,466) ($ Thousands)		801,399

PREFERRED STOCK — 1.0%
Germany — 1.0%
Bayerische Motoren Werke AG, 7.000%	7,583	670
Henkel AG & Co KGaA (A)	89,489	7,982

Total Preferred Stock
(Cost $7,637) ($ Thousands)		8,652

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	12,286,454	12,286
Total Cash Equivalent
(Cost $12,286) ($ Thousands)		12,286
Total Investments in Securities — 98.5%
(Cost $750,389) ($ Thousands)		$822,337

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	12	Sep-2024	$637	$632	$(5)
FTSE 100 Index	4	Sep-2024	419	416	(3)
Hang Seng Index	1	Jul-2024	114	113	(1)
S&P 500 Index E-MINI	11	Sep-2024	3,036	3,036	–
SPI 200 Index	5	Sep-2024	649	649	(2)
TOPIX Index	4	Sep-2024	690	699	14
			$5,545	$5,545	$3

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/22/24	GBP	15,394	USD	19,507	$47
Barclays PLC	07/22/24	DKK	30,696	USD	4,417	—
Barclays PLC	07/22/24	SEK	74,991	USD	7,159	70
BNP Paribas	07/22/24	SGD	4,673	USD	3,455	3
BNP Paribas	07/22/24	HKD	93,893	USD	12,036	1
BNP Paribas	07/22/24	JPY	6,118,435	USD	38,887	728
Brown Brothers Harriman	07/22/24	USD	13	NZD	21	—
Brown Brothers Harriman	07/22/24	USD	13	SGD	17	—
Brown Brothers Harriman	07/22/24	USD	15	SGD	21	—
Brown Brothers Harriman	07/22/24	NZD	31	USD	19	—
Brown Brothers Harriman	07/22/24	NZD	5	USD	3	—
Brown Brothers Harriman	07/22/24	SGD	22	USD	16	—
Brown Brothers Harriman	07/22/24	SGD	38	USD	28	—
Brown Brothers Harriman	07/22/24	USD	33	DKK	229	—
Brown Brothers Harriman	07/22/24	USD	28	DKK	196	—
Brown Brothers Harriman	07/22/24	USD	48	CAD	65	—
Brown Brothers Harriman	07/22/24	USD	19	CAD	25	—
Brown Brothers Harriman	07/22/24	USD	80	HKD	627	—
Brown Brothers Harriman	07/22/24	CAD	54	USD	39	—
Brown Brothers Harriman	07/22/24	CAD	37	USD	27	—
Brown Brothers Harriman	07/22/24	AUD	91	USD	60	(1)
Brown Brothers Harriman	07/22/24	USD	84	AUD	127	—
Brown Brothers Harriman	07/22/24	USD	16	AUD	23	—
Brown Brothers Harriman	07/22/24	USD	6	SEK	69	—
Brown Brothers Harriman	07/22/24	USD	100	SEK	1,048	(1)
Brown Brothers Harriman	07/22/24	USD	137	NOK	1,452	(1)
Brown Brothers Harriman	07/22/24	USD	187	GBP	147	—
Brown Brothers Harriman	07/22/24	USD	96	JPY	15,400	—
Brown Brothers Harriman	07/22/24	USD	141	JPY	22,399	(1)
Brown Brothers Harriman	07/22/24	GBP	167	USD	211	1
Brown Brothers Harriman	07/22/24	GBP	91	USD	115	—
Brown Brothers Harriman	07/22/24	USD	259	CHF	229	(4)
Brown Brothers Harriman	07/22/24	CHF	379	USD	426	3
Brown Brothers Harriman	07/22/24	CHF	19	USD	21	—
Brown Brothers Harriman	07/22/24	USD	239	EUR	223	—
Brown Brothers Harriman	07/22/24	USD	208	EUR	193	—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	07/22/24	DKK	549	USD	79	$—
Brown Brothers Harriman	07/22/24	EUR	556	USD	595	(1)
Brown Brothers Harriman	07/22/24	HKD	532	USD	68	—
Brown Brothers Harriman	07/22/24	HKD	417	USD	53	—
Brown Brothers Harriman	07/22/24	NOK	1,036	USD	98	1
Brown Brothers Harriman	07/22/24	NOK	349	USD	33	—
Brown Brothers Harriman	07/22/24	SEK	1,885	USD	179	1
Brown Brothers Harriman	07/22/24	JPY	145,524	USD	916	9
Standard Chartered	07/22/24	CAD	12,477	USD	9,079	(44)
Standard Chartered	07/22/24	NOK	66,881	USD	6,267	(19)
Westpac Banking	07/22/24	NZD	2,111	USD	1,288	2
Westpac Banking	07/22/24	AUD	6,880	USD	4,559	(38)
Westpac Banking	07/22/24	CHF	17,853	USD	20,187	267
Westpac Banking	07/22/24	EUR	30,784	USD	33,034	13
						$1,036

Percentages are based on Net Assets of $834,553 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Global Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$5,171	$71,534	$(76,700)	$(4)	$(1)	$—	$66	$—
SEI Daily Income Trust, Government Fund, Institutional Class	8,088	219,255	(215,057)	—	—	12,286	309	—
Totals	$13,259	$290,789	$(291,757)	$(4)	$(1)	$12,286	$375	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.4%

Communication Services — 3.3%
AT&T Inc	142,300	$2,719
Fox Corp, Cl A	72,007	2,475
Fox Corp, Cl B	13,515	433
Madison Square Garden Sports Corp *	8,894	1,673
New York Times Co/The, Cl A	90,194	4,619
T-Mobile US Inc	37,205	6,555
Verizon Communications Inc	189,339	7,808

		26,282
Consumer Discretionary — 5.3%
AutoZone Inc *	4,900	14,524
Darden Restaurants Inc	6,293	952
Gentex Corp	105,064	3,542
Genuine Parts Co	8,379	1,159
Honda Motor Co Ltd ADR	129,300	4,169
McDonald's Corp	24,019	6,121
Murphy USA Inc	6,300	2,957
Texas Roadhouse Inc, Cl A	37,143	6,378
Toyota Motor Corp ADR	13,700	2,808

		42,610
Consumer Staples — 12.8%
Altria Group Inc	51,246	2,334
Archer-Daniels-Midland Co	31,660	1,914
Campbell Soup Co	61,859	2,795
Casey's General Stores Inc	2,654	1,013
Church & Dwight Co Inc	67,498	6,998
Clorox Co/The	15,055	2,055
Coca-Cola Co/The	59,796	3,806
Coca-Cola Europacific Partners PLC	49,400	3,600
Colgate-Palmolive Co	59,487	5,773
Costco Wholesale Corp	9,748	8,286
General Mills Inc	76,033	4,810
Hershey Co/The	32,131	5,907
Hormel Foods Corp	64,014	1,952
Kellanova	65,002	3,749
Kimberly-Clark Corp	34,699	4,795
Kroger Co/The	129,500	6,466
Lamb Weston Holdings Inc	28,333	2,382
McCormick & Co Inc/MD	71,893	5,100
Metro Inc/CN, Cl A	36,800	2,038
PepsiCo Inc	54,885	9,052
Procter & Gamble Co/The	36,873	6,081
Target Corp, Cl A	4,597	681
Tyson Foods Inc, Cl A	16,292	931
Walmart Inc	143,221	9,697
WK Kellogg Co	42,187	694

		102,909
Energy — 1.9%
DT Midstream Inc	7,200	511
Exxon Mobil Corp	21,000	2,417
Marathon Petroleum Corp	19,475	3,379

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shell PLC ADR	48,400	$3,493
TotalEnergies ADR	23,900	1,594
Williams Cos Inc/The	96,414	4,098

		15,492
Financials — 13.8%
Aflac Inc	112,800	10,074
Allstate Corp/The	40,900	6,530
American Financial Group Inc/OH	17,700	2,177
Berkshire Hathaway Inc, Cl B *	7,600	3,092
Cboe Global Markets Inc	46,588	7,923
Chubb Ltd	12,399	3,163
Cullen/Frost Bankers Inc	13,486	1,371
Everest Group Ltd	31,579	12,032
Hanover Insurance Group Inc/The, Cl A	19,700	2,471
Jack Henry & Associates Inc	10,939	1,816
Morningstar Inc, Cl A	14,569	4,310
National Bank of Canada	25,300	2,006
NU Holdings Ltd, Cl A *	79,426	1,024
Progressive Corp/The	138,242	28,714
RenaissanceRe Holdings Ltd	31,431	7,025
Travelers Cos Inc/The	40,349	8,205
Unum Group	78,804	4,028
White Mountains Insurance Group Ltd	2,847	5,174

		111,135
Health Care — 20.5%
AbbVie Inc	80,987	13,891
Amgen Inc, Cl A	16,800	5,249
AstraZeneca PLC ADR	60,600	4,726
Bristol-Myers Squibb Co	7,257	301
Cencora Inc, Cl A	46,805	10,545
Chemed Corp	9,451	5,128
Cigna Group/The	6,944	2,295
CVS Health Corp	31,417	1,856
Danaher Corp, Cl A	7,087	1,771
Elevance Health Inc	41,000	22,216
Eli Lilly & Co	30,400	27,524
Exelixis Inc *	179,266	4,028
Gilead Sciences Inc	40,018	2,746
Humana Inc	13,600	5,082
Incyte Corp *	59,750	3,622
Johnson & Johnson	14,300	2,090
McKesson Corp	8,957	5,231
Merck & Co Inc	124,278	15,386
Neurocrine Biosciences Inc *	48,586	6,689
Pfizer Inc	48,094	1,346
Thermo Fisher Scientific Inc	3,885	2,148
United Therapeutics Corp *	14,228	4,532
UnitedHealth Group Inc	33,000	16,806

		165,208
Industrials — 15.3%
Automatic Data Processing Inc	11,453	2,734
Carrier Global Corp	50,700	3,198

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CH Robinson Worldwide Inc	31,279	$2,756
CSG Systems International Inc	37,600	1,548
Cummins Inc	8,000	2,215
EMCOR Group Inc	24,801	9,054
General Dynamics Corp	20,157	5,848
L3Harris Technologies Inc	22,600	5,076
Landstar System Inc	11,414	2,106
Lockheed Martin Corp	21,356	9,975
Northrop Grumman Corp	32,517	14,176
Quanta Services Inc	32,700	8,309
Republic Services Inc	131,000	25,459
Rollins Inc	59,391	2,898
RTX Corp	94,000	9,437
Schneider National Inc, Cl B	107,305	2,592
Waste Management Inc	74,421	15,877

		123,258
Information Technology — 20.5%
Amdocs Ltd	146,309	11,547
Apple Inc	129,400	27,254
Cisco Systems Inc	49,621	2,358
Cognizant Technology Solutions Corp, Cl A	51,408	3,496
F5 Inc, Cl A *	17,475	3,010
International Business Machines Corp	9,600	1,660
Microsoft Corp	69,096	30,882
Motorola Solutions Inc	78,635	30,357
NetApp Inc	46,296	5,963
Oracle Corp, Cl B	158,220	22,341
Qorvo Inc *	25,235	2,928
Synopsys Inc *	39,300	23,386

		165,182
Materials — 1.9%
AptarGroup Inc	6,262	882
Avery Dennison Corp	26,300	5,751
NewMarket Corp	7,800	4,021
Royal Gold Inc, Cl A	11,548	1,445
Sealed Air Corp	58,400	2,032
Silgan Holdings Inc	37,000	1,566

		15,697
Real Estate — 0.2%
Equity LifeStyle Properties Inc ‡	29,390	1,914

Utilities — 2.9%
Ameren Corp	21,800	1,550
American Electric Power Co Inc	23,100	2,027
DTE Energy Co	38,099	4,229
Duke Energy Corp	26,843	2,691
Entergy Corp	17,400	1,862
National Fuel Gas Co	37,930	2,055
NextEra Energy Inc	25,080	1,776
Portland General Electric Co	39,600	1,712
Public Service Enterprise Group Inc	27,400	2,019
Southern Co/The	19,305	1,498

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WEC Energy Group Inc	29,250	$2,295

		23,714
Total Common Stock
(Cost $317,514) ($ Thousands)		793,401

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	11,102,049	11,102
Total Cash Equivalent
(Cost $11,102) ($ Thousands)		11,102
Total Investments in Securities — 99.8%
(Cost $328,616) ($ Thousands)		$804,503

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed Managed Volatility Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	11	Sep-2024	$3,039	$3,037	$(2)

Percentages are based on Net Assets of $806,414 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$3,171	$5,861	$(9,037)	$—	$5	$—	$13	$—
SEI Daily Income Trust, Government Fund, Institutional Class	18,107	122,915	(129,920)	—	—	11,102	474	—
Totals	$21,278	$128,776	$(138,957)	$—	$5	$11,102	$487	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed International Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%
Australia — 6.0%
a2 Milk *	38,118	$172
Abacus Storage King ‡	226,087	175
AGL Energy Ltd	179,746	1,300
Ampol Ltd	18,389	397
ANZ Group Holdings Ltd	59,390	1,120
Aurizon Holdings Ltd	163,603	399
Bendigo & Adelaide Bank Ltd	52,109	400
BlueScope Steel Ltd	17,019	232
Brambles Ltd	143,679	1,394
CAR Group Ltd	4,561	107
Coles Group Ltd	13,130	149
Computershare Ltd	63,714	1,121
CSL Ltd	3,288	648
Deterra Royalties Ltd	32,233	86
Elders Ltd	56,421	308
Fortescue Ltd	7,422	106
Harvey Norman Holdings Ltd	306,063	852
JB Hi-Fi Ltd	19,650	803
Metcash Ltd, Cl A	272,155	644
Northern Star Resources Ltd	12,917	112
Orica Ltd	44,639	533
Origin Energy Ltd	281,602	2,043
QBE Insurance Group Ltd	51,203	595
REA Group Ltd	2,613	343
Rio Tinto Ltd	12,045	957
Rio Tinto PLC ADR	5,335	352
Telstra Group Ltd, Cl B	138,665	335
Ventia Services Group Pty Ltd	289,406	740
Viva Energy Group Ltd	30,280	64
Wesfarmers Ltd	14,176	617
Woolworths Group Ltd	12,536	283
		17,387

Austria — 0.5%
ANDRITZ AG	5,099	316
CA Immobilien Anlagen AG	4,737	157
Eurotelesites AG *	20,380	80
S Immo AG	9,548	–
Telekom Austria AG, Cl A	81,520	815
		1,368

Belgium — 1.1%
Ageas SA/NV	26,534	1,214
Colruyt Group N.V	25,637	1,225
Proximus SADP	82,479	658
		3,097

Canada — 2.1%
Atco Ltd/Canada, Cl I	13,583	387
Bank of Nova Scotia/The, Cl C	10,136	464
Canadian Imperial Bank of Commerce	21,343	1,015
Canadian Tire Corp Ltd, Cl A	7,867	780
Cogeco Communications Inc	12,684	478
iA Financial Corp Inc	3,691	232

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Loblaw Cos Ltd	19,826	$2,299
Power Corp of Canada	9,482	263
Stella-Jones Inc	2,928	191
		6,109

China — 0.3%
BOC Hong Kong Holdings Ltd	34,000	105
Wilmar International Ltd	349,300	799
		904

Denmark — 3.4%
Ascendis Pharma A/S ADR *	2,174	297
Carlsberg AS, Cl B	11,251	1,351
Coloplast A/S, Cl B	3,674	442
Danske Bank A/S	63,284	1,887
DSV A/S	948	145
Genmab A/S *	882	221
Jyske Bank A/S	2,041	163
Novo Nordisk A/S, Cl B	21,291	3,077
Scandinavian Tobacco Group A/S	61,312	866
Solar A/S, Cl B	2,119	98
Sydbank AS	20,564	1,091
Tryg A/S	6,925	151
UIE PLC	5,640	186
		9,975

Finland — 0.9%
Elisa Oyj	6,768	311
Kemira Oyj	41,663	1,016
Kesko Oyj, Cl B	30,770	541
Orion Oyj, Cl B	7,782	332
TietoEVRY Oyj	21,054	407
		2,607

France — 7.7%
Air Liquide SA	4,269	738
Arkema SA	1,238	108
AXA SA	35,579	1,166
BNP Paribas SA	3,209	205
Bouygues SA	16,676	536
Bureau Veritas SA	19,820	549
Carrefour SA	147,552	2,087
Cie Generale des Etablissements Michelin SCA	49,129	1,901
Credit Agricole SA	22,471	307
Danone SA	30,343	1,856
Eiffage SA	7,656	704
Engie SA	70,311	1,005
Legrand SA	6,561	651
L'Oreal SA	465	204
Metropole Television SA	45,348	571
Orange SA	311,140	3,119
Rallye SA *	776,984	37
Sanofi SA	34,627	3,338
Societe BIC SA	21,338	1,258
Thales SA, Cl A	4,226	677

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TotalEnergies SE	22,396	$1,496
		22,513

Germany — 4.8%
Bayer AG	17,605	498
Bayerische Motoren Werke AG	1,376	130
Beiersdorf AG	11,565	1,692
Daimler Truck Holding	9,503	378
Deutsche Boerse AG	2,569	526
Deutsche Post AG	28,985	1,174
Deutsche Telekom AG	128,525	3,234
E.ON SE	10,939	144
Fresenius Medical Care AG	3,728	143
Fresenius SE & Co KGaA *	3,549	106
Hannover Rueck SE	1,509	383
Henkel AG & Co KGaA	1,777	140
Hornbach Holding AG & Co KGaA	11,109	937
Knorr-Bremse AG	2,220	170
Merck KGaA	1,146	190
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,505	2,255
SAP SE	2,500	508
Sirius Real Estate Ltd	87,389	104
Suedzucker AG	30,993	452
Talanx AG	6,299	503
United Internet AG	18,793	405
		14,072

Hong Kong — 3.3%
Bank of East Asia	126,800	161
CK Asset Holdings Ltd	140,500	526
CK Hutchison Holdings Ltd	302,000	1,447
CLP Holdings Ltd, Cl B	128,000	1,034
Dah Sing Banking Group Ltd	750,400	626
HK Electric Investments & HK Electric Investments Ltd	663,000	420
HKT Trust & HKT Ltd	355,000	398
Hutchison Telecommunications Hong Kong Holdings Ltd	756,000	95
MTR Corp Ltd	87,000	275
New World Development Co Ltd	253,000	237
Nissin Foods Co Ltd	161,000	100
PCCW Ltd	997,704	500
Power Assets Holdings Ltd	119,500	647
SmarTone Telecommunications Holdings Ltd	214,500	100
Swire Pacific Ltd, Cl A	25,500	225
VTech Holdings Ltd	201,000	1,503
WH Group Ltd	1,952,000	1,285
		9,579

Indonesia — 0.3%
First Resources Ltd	697,000	710

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ireland — 0.2%
Glanbia PLC	32,023	$625

Israel — 1.7%
Bank Hapoalim BM	58,513	518
Bank Leumi Le-Israel BM	58,139	475
Bezeq The Israeli Telecommunication Corp Ltd	76,444	86
Check Point Software Technologies Ltd *	8,748	1,443
Elbit Systems Ltd	1,000	175
First International Bank Of Israel Ltd/The	3,372	128
Globrands	931	97
Isracard Ltd	–	–
Mizrahi Tefahot Bank Ltd	12,013	409
Nice Ltd ADR *	3,872	666
Nova Ltd *	853	200
Oil Refineries Ltd	1,412,507	327
Radware Ltd *	5,518	101
Shufersal Ltd	26,493	173
Tower Semiconductor Ltd *	4,373	172
		4,970

Italy — 1.2%
A2A SpA	582,186	1,160
ACEA SpA	16,169	262
Enel SpA	38,590	269
Eni SpA	65,456	1,007
Generali	15,478	386
Leonardo SpA	5,397	125
Terna - Rete Elettrica Nazionale	27,136	210
		3,419

Japan — 24.9%
AEON REIT Investment Corp ‡	593	491
Anritsu Corp	50,200	385
Arcs Co Ltd	38,800	701
Bandai Namco Holdings Inc	6,900	135
Bridgestone Corp	26,900	1,057
Brother Industries Ltd	60,700	1,068
Canon Inc	89,200	2,414
Central Japan Railway Co	11,000	237
Chubu Electric Power Co Inc	63,400	749
Citizen Watch Co Ltd	84,800	567
Daicel Corp	75,100	720
Daiichi Sankyo Co Ltd	7,500	258
Daiki Aluminium Industry Co Ltd	9,800	77
Daito Trust Construction Co Ltd	1,700	175
Daiwa Securities Group Inc	72,800	555
DCM Holdings Co Ltd	102,200	928
EDION Corp	77,600	784
ENEOS Holdings Inc	407,900	2,096
Ezaki Glico Co Ltd	13,300	346
Fuji Nihon Seito Corp	7,600	49
FUJIFILM Holdings Corp	36,600	856
Heiwado Co Ltd	7,900	119

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hirose Electric Co Ltd	1,300	$144
Honda Motor Co Ltd	121,700	1,301
Hoya Corp	1,500	174
Inpex Corp	89,400	1,315
ITOCHU Corp	32,700	1,597
Itochu Enex Co Ltd	67,200	635
Itoham Yonekyu Holdings Inc	32,080	857
Japan Post Bank Co Ltd	34,900	330
Japan Post Holdings Co Ltd	182,800	1,813
Japan Tobacco Inc	104,800	2,833
JFE Holdings Inc	13,200	190
Kajima Corp	56,600	979
Kaken Pharmaceutical Co Ltd	11,400	273
Kamigumi Co Ltd	10,100	208
Kaneka Corp	25,300	665
Kansai Electric Power Co Inc/The	47,000	789
Kao Corp	12,100	491
Kato Sangyo Co Ltd	8,700	233
KDDI Corp	58,300	1,542
Keihanshin Building Co Ltd	14,200	148
Keisei Electric Railway Co Ltd	4,674	150
Kewpie Corp	12,300	245
Kinden Corp	20,400	406
Kobayashi Pharmaceutical Co Ltd	4,900	159
Komeri Co Ltd	5,200	113
K's Holdings Corp	46,300	435
Kuraray Co Ltd	138,500	1,592
Kurimoto Ltd	5,300	154
Lintec Corp	38,500	817
Lion Corp	12,500	97
Marubeni Corp	17,400	322
Maruichi Steel Tube Ltd	4,400	102
Megmilk Snow Brand Co Ltd	25,000	404
MEIJI Holdings Co Ltd	27,100	584
MIRAIT ONE corp	41,700	543
Mitsubishi Chemical Group Corp, Cl B	168,100	933
Mitsubishi Electric Corp	67,600	1,079
Mitsubishi Shokuhin Co Ltd	23,100	784
Mitsubishi UFJ Financial Group Inc	152,100	1,635
Mitsui & Co Ltd	56,800	1,289
Mitsui Chemicals Inc	17,900	494
Mizuho Financial Group Inc	130,880	2,732
Morinaga & Co Ltd/Japan	21,600	334
Morishita Jintan Co Ltd	4,200	57
MS&AD Insurance Group Holdings Inc	29,900	664
NEC Corp	6,400	527
NH Foods Ltd	3,800	114
Nichirei Corp	6,500	143
Nippn Corp	17,100	248
Nippon BS Broadcasting Corp	60,400	351
NIPPON EXPRESS HOLDINGS INC	5,600	258
Nippon Light Metal Holdings Co Ltd	32,400	363
Nippon Telegraph & Telephone Corp	1,209,900	1,142

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippon Television Holdings Inc	80,400	$1,161
Nisshin Seifun Group Inc	18,800	216
Nissin Foods Holdings Co Ltd	7,500	190
Niterra Co Ltd	19,800	575
Nitto Fuji Flour Milling Co Ltd	5,000	230
Nomura Real Estate Holdings Inc	13,100	328
Obayashi Corp	11,500	137
Obic Co Ltd	800	103
Oji Holdings Corp	84,900	335
Okinawa Cellular Telephone Co	6,200	151
Ono Pharmaceutical Co Ltd	49,200	672
Oracle Corp Japan	1,400	97
Osaka Gas Co Ltd	38,600	850
Otsuka Corp	18,200	350
Otsuka Holdings Co Ltd	13,700	577
Rengo Co Ltd	32,300	210
Rohm Co Ltd	25,000	334
Sankyo Co Ltd	148,000	1,606
Sankyu Inc	10,500	358
Secom Co Ltd	12,900	762
Seiko Epson Corp	45,500	707
Seino Holdings Co Ltd	58,300	787
Sekisui House Ltd	47,600	1,054
Senko Group Holdings Co Ltd	58,300	408
Showa Sangyo Co Ltd	5,500	108
SoftBank Corp	30,200	369
Sojitz	5,500	134
Sompo Holdings Inc	7,200	154
Sumitomo Corp	38,800	969
Sumitomo Heavy Industries Ltd	29,800	775
Sumitomo Mitsui Financial Group Inc	36,800	2,454
Sumitomo Mitsui Trust Holdings Inc	59,600	1,360
Sundrug Co Ltd	11,100	280
Techno Ryowa Ltd	7,800	82
Toho Holdings Co Ltd	5,000	131
TOPPAN Holdings Inc	10,000	276
Toyota Boshoku Corp	7,700	102
Trend Micro Inc/Japan	7,800	317
USS Co Ltd	41,300	347
Valor Holdings Co Ltd	29,600	453
Yamada Holdings Co Ltd	91,000	244
Yamaguchi Financial Group Inc	92,500	1,050
Yamato Holdings Co Ltd	8,900	98
Zaoh Co Ltd	8,700	139
		72,594

Jordan — 0.3%
Hikma Pharmaceuticals PLC	39,776	951

Netherlands — 3.4%
ABN AMRO Bank NV GDR	11,695	192
EXOR	7,719	808
Koninklijke Ahold Delhaize NV	158,868	4,698
Koninklijke KPN NV	419,598	1,610

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NN Group NV	29,146	$1,357
Shell PLC	3,555	128
Wolters Kluwer NV	7,314	1,214
		10,007

New Zealand — 0.5%
Channel Infrastructure NZ	215,508	196
Fisher & Paykel Healthcare Corp Ltd	19,131	350
Mercury NZ Ltd	109,078	436
Meridian Energy Ltd	35,190	135
Spark New Zealand Ltd	132,000	335
		1,452

Norway — 1.3%
DNB Bank ASA	22,448	442
Norsk Hydro ASA	28,454	178
Olav Thon Eiendomsselskap ASA	13,082	275
Orkla ASA	223,484	1,821
Sparebank 1 Oestlandet	8,506	108
SpareBank 1 SR-Bank ASA	17,208	211
Telenor ASA	68,488	783
		3,818

Portugal — 0.7%
Jeronimo Martins SGPS SA	49,232	963
Navigator Co SA/The	99,210	413
NOS SGPS SA	88,787	315
REN - Redes Energeticas Nacionais SGPS SA	41,729	102
Sonae SGPS SA	383,487	360
		2,153

Singapore — 3.4%
DBS Group Holdings Ltd	106,970	2,825
Jardine Cycle & Carriage Ltd	124,300	2,439
Jardine Matheson Holdings Ltd	11,300	400
Mapletree Logistics Trust ‡	154,270	147
Oversea-Chinese Banking Corp Ltd	123,400	1,314
Sheng Siong Group Ltd	383,000	421
Singapore Exchange Ltd	29,700	208
Singapore Technologies Engineering Ltd	146,200	467
United Overseas Bank Ltd	70,700	1,634
Venture Corp Ltd	8,100	85
		9,940

South Africa — 0.0%
Thungela Resources Ltd	1,394	8

Spain — 2.1%
Acerinox SA	17,247	179
ACS Actividades de Construccion y Servicios SA	6,068	262
Aena SME SA	693	140
CaixaBank SA	14,847	79
Cia de Distribucion Integral Logista Holdings SA	90,492	2,562
Endesa SA	4,916	92
Faes Farma SA	27,579	107

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iberdrola SA	60,545	$786
Indra Sistemas	23,422	485
Industria de Diseno Textil SA	5,193	258
Repsol SA, Cl A	63,940	1,010
Telefonica SA	61,390	260
		6,220

Sweden — 2.0%
Axfood AB	13,229	348
Betsson, Cl B	22,582	264
Epiroc AB, Cl B	14,793	271
Essity AB, Cl B	45,353	1,162
Industrivarden AB, Cl C	21,625	730
KNOW IT AB	7,589	119
Nyfosa AB	18,745	182
Securitas AB, Cl B	32,657	324
Skandinaviska Enskilda Banken AB, Cl A	27,192	402
Svenska Cellulosa AB SCA, Cl B	11,438	169
Swedbank AB, Cl A	32,836	676
Swedish Orphan Biovitrum AB *	9,866	264
Telia Co AB	38,221	103
Volvo AB, Cl B	34,797	891
		5,905

Switzerland — 8.4%
ABB Ltd	11,765	654
Alcon Inc	3,282	293
ALSO Holding AG	606	187
Baloise Holding AG	3,897	686
Basellandschaftliche Kantonalbank	160	150
Berner Kantonalbank AG	473	123
BKW AG	6,357	1,014
Chocoladefabriken Lindt & Spruengli AG	74	864
EFG International AG	36,769	541
Emmi AG	489	483
EMS-Chemie Holding AG	206	169
Givaudan SA	24	114
Holcim AG	12,184	1,079
Landis+Gyr Group AG	1,298	105
Logitech International SA	4,454	431
Nestle SA	10,269	1,048
Novartis AG	50,109	5,363
PSP Swiss Property AG	3,886	499
Roche Holding AG	8,844	2,455
Romande Energie Holding SA	1,900	119
Sandoz Group AG	4,317	156
Schindler Holding AG	778	195
Sika AG	1,337	383
Sonova Holding AG	1,708	528
Swatch Group AG/The	2,251	92
Swiss Life Holding AG	1,571	1,155
Swiss Prime Site AG	1,190	113
Swiss Re AG	13,165	1,633
Swisscom AG	2,883	1,622

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed International Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thurgauer Kantonalbank	927	$125
TX Group AG	559	101
Valiant Holding AG	8,341	945
Zurich Insurance Group AG	2,252	1,201
		24,626

United Kingdom — 13.8%
3i Group PLC	15,611	605
Atalaya Mining PLC	22,294	122
B&M European Value Retail SA	109,127	603
BAE Systems PLC	254,718	4,250
Balfour Beatty PLC	41,739	193
Bank of Georgia Group PLC	10,762	549
BP PLC	199,563	1,199
British American Tobacco PLC	26,721	821
Britvic PLC	61,970	925
BT Group PLC, Cl A	485,618	862
Bunzl PLC	21,920	834
Centamin PLC	91,997	141
Centrica PLC	462,322	788
Coca-Cola Europacific Partners PLC	11,497	838
Coca-Cola HBC AG	37,736	1,287
Computacenter PLC	33,825	1,228
DCC PLC	1,124	79
Diageo PLC	3,992	126
Endeavour Mining PLC	6,089	130
Ferguson PLC	1,009	194
GSK PLC	181,258	3,504
GSK PLC ADR	9,074	349
Haleon PLC	68,760	280
Howden Joinery Group PLC	31,799	353
HSBC Holdings PLC	99,862	863
Imperial Brands PLC	111,853	2,862
Inchcape PLC	12,434	117
J Sainsbury PLC	514,865	1,660
Kingfisher PLC	155,257	488
National Grid PLC	8,113	91
Pearson PLC	44,486	557
Premier Foods PLC	325,003	652
QinetiQ Group PLC	309,071	1,732
RELX PLC	23,211	1,068
Sage Group PLC/The	82,555	1,136
Serco Group PLC	303,591	690
Shell PLC	69,558	2,492
Spirent Communications PLC	75,809	175
Tesco PLC	804,451	3,112
Unilever PLC	24,439	1,342
Vodafone Group PLC	760,283	670
Woodside Energy Group Ltd	5,009	94
YouGov PLC	8,551	44
		40,105

United States — 0.2%
Ferguson PLC	1,103	213

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spotify Technology SA *	952	$299
		512

Total Common Stock
(Cost $207,521) ($ Thousands)		275,626

PREFERRED STOCK — 0.9%
Germany — 0.9%
Henkel AG & Co KGaA (A)	30,256	2,698

Total Preferred Stock
(Cost $1,993) ($ Thousands)		2,698
	Number of Rights
RIGHT — 0.0%
Australia — 0.0%
Abacus Property Group *‡‡	40,372	–
Total Right
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	4,821,824	4,822
Total Cash Equivalent
(Cost $4,822) ($ Thousands)		4,822
Total Investments in Securities — 97.1%
(Cost $214,336) ($ Thousands)		$283,146

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Managed International Managed Volatility Fund (Concluded)

Percentages are based on Net Assets of $291,740 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	No interest rate available.

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	16	Sep-2024	$848	$845	$(3)
FTSE 100 Index	5	Sep-2024	520	518	–
SPI 200 Index	3	Sep-2024	388	390	1
TOPIX Index	4	Sep-2024	688	699	17
			$2,444	$2,452	$15

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,591	$51,730	$(54,321)	$—	$—	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	1,096	56,846	(53,117)	—	(3)	4,822	115	—
Totals	$3,687	$108,576	$(107,438)	$–	$(3)	$4,822	$115	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary for abbreviations”.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Real Estate Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Real Estate — 99.1%
Alexandria Real Estate Equities Inc ‡	10,290	$1,204
American Healthcare REIT Inc ‡	33,050	483
American Tower Corp, Cl A ‡	5,580	1,085
AvalonBay Communities Inc ‡	3,310	685
Brixmor Property Group Inc ‡	53,310	1,231
BXP Inc ‡	22,400	1,379
Camden Property Trust ‡	19,664	2,146
CareTrust REIT Inc ‡	20,846	523
Cousins Properties Inc ‡	40,610	940
CubeSmart ‡	9,210	416
DiamondRock Hospitality Co ‡	62,830	531
Digital Realty Trust Inc, Cl A ‡	21,130	3,213
Douglas Emmett Inc ‡	39,250	522
EastGroup Properties Inc ‡	1,540	262
Equinix Inc ‡	9,025	6,828
Equity Residential ‡	43,910	3,045
Extra Space Storage Inc ‡	20,546	3,193
First Industrial Realty Trust Inc ‡	34,650	1,646
Healthpeak Properties Inc ‡	71,240	1,396
Host Hotels & Resorts Inc ‡	72,690	1,307
Invitation Homes Inc ‡	77,360	2,776
Iron Mountain Inc ‡	9,730	872
Kilroy Realty Corp ‡	14,270	445
Kimco Realty Corp ‡	129,300	2,516
Macerich Co/The ‡	6,850	106
Omega Healthcare Investors Inc ‡	32,570	1,116
Phillips Edison & Co Inc ‡	3,200	105
Prologis Inc ‡	62,370	7,005
Public Storage ‡	9,280	2,669

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Retail Opportunity Investments Corp ‡	71,780	$892
Rexford Industrial Realty Inc ‡	33,260	1,483
Ryman Hospitality Properties Inc ‡	3,240	324
SBA Communications Corp, Cl A ‡	2,210	434
Simon Property Group Inc ‡	19,556	2,969
Sun Communities Inc ‡	17,860	2,149
UDR Inc ‡	78,930	3,248
Urban Edge Properties ‡	24,260	448
Ventas Inc ‡	63,610	3,261
Vornado Realty Trust ‡	10,850	285
Welltower Inc ‡	30,680	3,198
Xenia Hotels & Resorts Inc ‡	17,760	254

		68,590
Total Common Stock
(Cost $51,003) ($ Thousands)		68,590

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	708,209	708
Total Cash Equivalent
(Cost $708) ($ Thousands)		708
Total Investments in Securities — 100.1%
(Cost $51,711) ($ Thousands)		$69,298

Percentages are based on Net Assets of $69,231 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$4	$1,020	$(1,025)	$—	$1	$—	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	973	13,142	(13,407)	—	—	708	29	—
Totals	$977	$14,162	$(14,432)	$–	$1	$708	$30	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 40.8%
Agency Mortgage-Backed Obligations — 36.2%
FHLMC
7.500%, 05/01/2031 to 02/01/2038	$160	$162
7.000%, 04/01/2031 to 03/01/2039	45	47
6.500%, 10/01/2031 to 04/01/2054	3,065	3,140
6.000%, 02/01/2032 to 04/01/2054	19,552	19,736
5.500%, 11/01/2052 to 11/01/2053	13,662	13,513
5.000%, 06/01/2033 to 05/01/2053	11,383	11,063
4.500%, 04/01/2035 to 08/01/2053	13,492	12,845
4.000%, 08/01/2041 to 02/01/2053	12,761	11,942
3.500%, 12/01/2033 to 06/01/2052	20,786	18,846
3.000%, 03/01/2031 to 06/01/2052	47,628	41,416
2.500%, 10/01/2031 to 07/01/2052	66,372	55,045
2.000%, 07/01/2032 to 05/01/2052	64,284	52,238
1.500%, 11/01/2040 to 08/01/2051	12,692	9,809
0.000%, 07/15/2031(A)	265	190
FHLMC ARM
6.652%, RFUCCT1Y + 1.637%, 04/01/2048(B)	719	731
6.170%, RFUCCT1Y + 1.638%, 03/01/2049(B)	287	293
4.209%, SOFR30A + 2.304%, 05/01/2053(B)	1,406	1,363
3.966%, SOFR30A + 2.140%, 08/01/2052(B)	519	490
3.800%, RFUCCT1Y + 1.633%, 02/01/2050(B)	495	493
3.144%, RFUCCT1Y + 1.640%, 11/01/2048(B)	385	382
3.103%, RFUCCT1Y + 1.621%, 02/01/2050(B)	206	199
3.007%, RFUCCT1Y + 1.627%, 11/01/2048(B)	1,134	1,068
2.883%, RFUCCT1Y + 1.619%, 11/01/2047(B)	377	367
2.635%, RFUCCT1Y + 1.634%, 12/01/2050(B)	470	428
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	15	15
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	123	125
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	358	370
FHLMC CMO, Ser 2007-3281, Cl AI, IO
0.983%, 02/15/2037(B)	28	2
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	82	84
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	1	1
FHLMC CMO, Ser 2008-3451, Cl SB, IO
0.583%, 05/15/2038(B)	3	–
FHLMC CMO, Ser 2010-3621, Cl SB, IO
0.783%, 01/15/2040(B)	20	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2010-3693, Cl FC
5.948%, SOFR30A + 0.614%, 07/15/2040(B)	$206	$206
FHLMC CMO, Ser 2011-3919, Cl FA
5.948%, SOFR30A + 0.614%, 09/15/2041(B)	194	194
FHLMC CMO, Ser 2011-3947, Cl SG, IO
0.503%, 10/15/2041(B)	166	15
FHLMC CMO, Ser 2011-3951, Cl FN
5.898%, SOFR30A + 0.564%, 11/15/2041(B)	152	151
FHLMC CMO, Ser 2011-3958, Cl AF
5.898%, SOFR30A + 0.564%, 11/15/2041(B)	186	184
FHLMC CMO, Ser 2011-3975, Cl FA
5.938%, SOFR30A + 0.604%, 12/15/2041(B)	179	178
FHLMC CMO, Ser 2011-3975, Cl CF
5.938%, SOFR30A + 0.604%, 12/15/2041(B)	148	147
FHLMC CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	803	721
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	214	194
FHLMC CMO, Ser 2012-271, Cl F5
5.948%, SOFR30A + 0.614%, 08/15/2042(B)	265	260
FHLMC CMO, Ser 2012-272, Cl F1
5.948%, SOFR30A + 0.614%, 08/15/2042(B)	423	416
FHLMC CMO, Ser 2012-280, Cl F1
5.948%, SOFR30A + 0.614%, 09/15/2042(B)	428	421
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	68	2
FHLMC CMO, Ser 2012-3990, Cl FG
5.898%, SOFR30A + 0.564%, 01/15/2042(B)	219	218
FHLMC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	821	734
FHLMC CMO, Ser 2012-4054, Cl SA, IO
0.603%, 08/15/2039(B)	291	23
FHLMC CMO, Ser 2012-4059, Cl FP
5.898%, SOFR30A + 0.564%, 06/15/2042(B)	245	243
FHLMC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	325	294
FHLMC CMO, Ser 2012-4091, Cl FN
5.848%, SOFR30A + 0.514%, 08/15/2042(B)	239	237
FHLMC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	411	373
FHLMC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	261	238

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	$283	$240
FHLMC CMO, Ser 2012-4122, Cl FP
5.848%, SOFR30A + 0.514%, 10/15/2042(B)	298	292
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	173	7
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	47	8
FHLMC CMO, Ser 2013-4203, Cl PS, IO
0.803%, 09/15/2042(B)	151	12
FHLMC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	265	220
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	74	58
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	35	1
FHLMC CMO, Ser 2013-4240, Cl FA
5.948%, SOFR30A + 0.614%, 08/15/2043(B)	771	757
FHLMC CMO, Ser 2013-4286, Cl VF
5.898%, SOFR30A + 0.564%, 12/15/2043(B)	568	558
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.438%, 02/15/2038(B)	8	–
FHLMC CMO, Ser 2014-4335, Cl SW, IO
0.553%, 05/15/2044(B)	33	3
FHLMC CMO, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	134	116
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.302%, 04/15/2041(B)	98	6
FHLMC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	358	307
FHLMC CMO, Ser 2016-353, Cl S1, IO
0.553%, 12/15/2046(B)	231	23
FHLMC CMO, Ser 2016-4544, Cl P
2.500%, 01/15/2046	1,592	1,353
FHLMC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	1,312	1,207
FHLMC CMO, Ser 2016-4587, Cl AF
5.798%, SOFR30A + 0.464%, 06/15/2046(B)	398	396
FHLMC CMO, Ser 2016-4604, Cl FB
5.848%, SOFR30A + 0.514%, 08/15/2046(B)	687	678
FHLMC CMO, Ser 2016-4611, Cl BF
5.848%, SOFR30A + 0.514%, 06/15/2041(B)	2,578	2,545
FHLMC CMO, Ser 2016-4620, Cl LF
5.848%, SOFR30A + 0.514%, 10/15/2046(B)	380	375

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2016-4628, Cl KF
5.948%, SOFR30A + 0.614%, 01/15/2055(B)	$385	$376
FHLMC CMO, Ser 2016-4639, Cl HZ
3.250%, 04/15/2053(C)	1,924	1,492
FHLMC CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,083	957
FHLMC CMO, Ser 2017-4709, Cl FA
5.748%, SOFR30A + 0.414%, 08/15/2047(B)	274	269
FHLMC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	377	338
FHLMC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	296	258
FHLMC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	797	707
FHLMC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	292	252
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	171	146
FHLMC CMO, Ser 2018-4818, Cl CA
3.000%, 04/15/2048	378	330
FHLMC CMO, Ser 2018-4826, Cl KF
5.748%, SOFR30A + 0.414%, 09/15/2048(B)	248	242
FHLMC CMO, Ser 2018-4846, Cl PA
4.000%, 06/15/2047	23	22
FHLMC CMO, Ser 2018-4854, Cl FB
5.748%, SOFR30A + 0.414%, 01/15/2049(B)	725	714
FHLMC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	1,162	1,082
FHLMC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	550	490
FHLMC CMO, Ser 2019-4903, Cl NF
5.850%, SOFR30A + 0.514%, 08/25/2049(B)	235	230
FHLMC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	512	459
FHLMC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	520	446
FHLMC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	324	298
FHLMC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	294	241
FHLMC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	322	276
FHLMC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	312	252
FHLMC CMO, Ser 2020-4979, Cl UC
1.500%, 06/25/2050	953	741

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-4988, Cl KF
5.800%, SOFR30A + 0.464%, 07/25/2050(B)	$402	$395
FHLMC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	275	220
FHLMC CMO, Ser 2020-4993, Cl KF
5.900%, SOFR30A + 0.564%, 07/25/2050(B)	2,242	2,185
FHLMC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	658	103
FHLMC CMO, Ser 2020-5004, Cl FM
5.800%, SOFR30A + 0.464%, 08/25/2050(B)	467	451
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	682	108
FHLMC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	316	46
FHLMC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	2,459	520
FHLMC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	390	65
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	475	63
FHLMC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	433	385
FHLMC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	133	19
FHLMC CMO, Ser 2020-5050, Cl IE, IO
2.000%, 12/25/2050	1,997	248
FHLMC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	310	301
FHLMC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	717	120
FHLMC CMO, Ser 2020-5068, Cl AI, IO
3.000%, 11/25/2050	606	102
FHLMC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	2,125	436
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	475	63
FHLMC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	976	117
FHLMC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	880	695
FHLMC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	513	423
FHLMC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	377	319
FHLMC CMO, Ser 2021-5093, Cl IY, IO
4.500%, 12/25/2050	943	218
FHLMC CMO, Ser 2021-5115, Cl IO, IO
4.500%, 10/25/2049	482	110
FHLMC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	535	457

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	$473	$416
FHLMC CMO, Ser 2021-5118, Cl NI, IO
2.000%, 02/25/2051	1,502	196
FHLMC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	410	319
FHLMC CMO, Ser 2021-5119, Cl QF
5.535%, SOFR30A + 0.200%, 06/25/2051(B)	677	638
FHLMC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	935	132
FHLMC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	341	274
FHLMC CMO, Ser 2021-5159, Cl IP, IO
3.000%, 11/25/2051	711	102
FHLMC CMO, Ser 2021-5161, Cl IO, IO
2.000%, 03/25/2051	782	106
FHLMC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	760	648
FHLMC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	456	396
FHLMC CMO, Ser 2021-5184, Cl AB
2.500%, 05/25/2048	317	279
FHLMC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	669	591
FHLMC CMO, Ser 2022-5202, Cl MB
3.000%, 11/25/2048	819	728
FHLMC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	955	854
FHLMC CMO, Ser 2022-5202, Cl IN, IO
3.000%, 01/25/2047	705	93
FHLMC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	694	595
FHLMC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	342	302
FHLMC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	639	579
FHLMC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	700	609
FHLMC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	522	466
FHLMC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	522	466
FHLMC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	490	445
FHLMC CMO, Ser 2022-5214, Cl BY
3.000%, 04/25/2052	480	383
FHLMC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	558	506
FHLMC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	1,014	942
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,100	1,859

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	$345	$322
FHLMC CMO, Ser 2022-5274, Cl IO, IO
2.500%, 01/25/2051	634	104
FHLMC CMO, Ser 2022-5282, Cl GI, IO
4.000%, 02/25/2050	515	106
FHLMC CMO, Ser 2023-390, Cl C14, IO
4.000%, 11/15/2052	472	116
FHLMC CMO, Ser 2023-400, Cl C9, IO
2.000%, 03/25/2052	770	105
FHLMC CMO, Ser 2023-5293, Cl CI, IO
2.500%, 04/25/2051	1,555	249
FHLMC CMO, Ser 2023-5293, Cl KI, IO
2.000%, 02/25/2051	1,861	239
FHLMC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	2,747	346
FHLMC CMO, Ser 2023-5335, Cl FB
6.148%, SOFR30A + 0.814%, 10/15/2039(B)	860	863
FHLMC CMO, Ser 2023-5338, Cl FH
5.748%, SOFR30A + 0.414%, 04/15/2045(B)	839	818
FHLMC CMO, Ser 2023-5377, Cl IO, IO
2.500%, 12/25/2051	867	113
FHLMC CMO, Ser 2024-5386, Cl DM
2.000%, 03/25/2044	532	370
FHLMC CMO, Ser 2024-5389, Cl IC, IO
4.500%, 11/25/2051	966	220
FHLMC CMO, Ser 2024-5396, Cl HF
6.285%, SOFR30A + 0.950%, 04/25/2054(B)	1,177	1,184
FHLMC CMO, Ser 2024-5399, Cl FB
6.235%, SOFR30A + 0.900%, 04/25/2054(B)	662	663
FHLMC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	462	385
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	500	421
FHLMC Multifamily Structured Pass Through Certificates, Ser 150, Cl X1, IO
0.446%, 09/25/2032(B)	8,496	201
FHLMC Multifamily Structured Pass-Through Certificates, Ser 152, Cl X1, IO
0.301%, 11/25/2032(B)	15,290	214
FHLMC Multifamily Structured Pass-Through Certificates, Ser 154, Cl X1, IO
0.527%, 01/25/2033(B)	13,696	381
FHLMC Multifamily Structured Pass-Through Certificates, Ser 155, Cl X1, IO
0.421%, 04/25/2033(B)	8,989	198
FHLMC Multifamily Structured Pass-Through Certificates, Ser 160, Cl X1, IO
0.383%, 08/25/2033(B)	4,999	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	$279	$274
FHLMC Multifamily Structured Pass-Through Certificates, Ser K064, Cl X1, IO
0.730%, 03/25/2027(B)	4,454	61
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.282%, 06/25/2029(B)	4,850	245
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.013%, 06/25/2029(B)	1,974	71
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.375%, 06/25/2029(B)	700	38
FHLMC Multifamily Structured Pass-Through Certificates, Ser K106, Cl X1, IO
1.440%, 01/25/2030(B)	3,297	200
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.811%, 04/25/2030(B)	1,784	135
FHLMC Multifamily Structured Pass-Through Certificates, Ser K120, Cl X1, IO
1.129%, 10/25/2030(B)	5,436	273
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.610%, 03/25/2031(B)	9,008	243
FHLMC Multifamily Structured Pass-Through Certificates, Ser K136, Cl X1, IO
0.494%, 12/25/2031(B)	12,045	254
FHLMC Multifamily Structured Pass-Through Certificates, Ser K149, Cl X1, IO
0.403%, 08/25/2032(B)	11,267	234
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.405%, 07/25/2026(B)	949	19
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.650%, 12/25/2027(B)	2,975	48
FHLMC Multifamily Structured Pass-Through Certificates, Ser K743, Cl X1, IO
1.021%, 05/25/2028(B)	3,969	120
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.363%, 06/25/2027(B)	1,426	35
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(B)	710	593
FHLMC Multifamily Structured Pass-Through Certificates, Ser S8FX, Cl A2
3.291%, 03/25/2027	320	306
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	231	239

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	$1,729	$404
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.435%, SOFR30A + 2.100%, 04/25/2043(B)(D)	1,452	1,486
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl B1
8.735%, SOFR30A + 3.400%, 10/25/2041(B)(D)	920	953
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.835%, SOFR30A + 1.500%, 10/25/2041(B)(D)	5,746	5,775
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
9.085%, SOFR30A + 3.750%, 02/25/2042(B)(D)	440	462
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.735%, SOFR30A + 2.400%, 02/25/2042(B)(D)	1,220	1,250
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl B1
10.985%, SOFR30A + 5.650%, 04/25/2042(B)(D)	420	457
FHLMC Structured Pass-Through Certificates, Ser 2007-76, Cl 2A
2.174%, 10/25/2037(B)	54	53
FNMA
7.500%, 10/01/2037 to 01/01/2054	1,638	1,706
7.000%, 09/01/2026 to 01/01/2054	3,116	3,225
6.500%, 05/01/2027 to 06/01/2054	4,001	4,117
6.000%, 02/01/2034 to 06/01/2054	14,631	14,752
5.500%, 02/01/2035 to 09/01/2056	19,535	19,322
5.000%, 06/01/2038 to 05/01/2054	13,986	13,625
4.500%, 04/01/2025 to 08/01/2058	33,474	31,806
4.200%, 01/01/2029	775	754
4.000%, 01/01/2027 to 06/01/2057	28,888	27,055
3.500%, 05/01/2033 to 06/01/2052	45,863	41,473
3.020%, 05/01/2026	550	529
3.000%, 12/01/2031 to 07/01/2060	128,486	112,170
2.820%, 07/01/2027	541	511
2.500%, 03/01/2035 to 09/01/2061	80,073	66,912
2.455%, 04/01/2040	1,920	1,363
2.000%, 03/01/2028 to 04/01/2052	145,112	117,141
1.850%, 09/01/2035	519	439
1.500%, 04/01/2041 to 02/01/2052	9,980	7,582
FNMA ARM
7.084%, 12MTA + 1.940%, 11/01/2035(B)	134	137
7.063%, 12MTA + 1.854%, 10/01/2035(B)	121	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
7.020%, 12MTA + 1.848%, 10/01/2035(B)	$34	$35
6.962%, 12MTA + 1.859%, 11/01/2035(B)	28	28
6.418%, RFUCCT1Y + 1.584%, 01/01/2046(B)	504	514
6.074%, RFUCCT1Y + 1.578%, 06/01/2045(B)	217	221
4.648%, SOFR30A + 2.130%, 08/01/2052(B)	857	839
4.628%, SOFR30A + 2.123%, 08/01/2052(B)	848	823
4.614%, SOFR30A + 2.126%, 08/01/2052(B)	1,055	1,032
4.356%, SOFR30A + 2.125%, 07/01/2052(B)	950	924
4.215%, SOFR30A + 2.128%, 11/01/2052(B)	621	604
4.140%, SOFR30A + 2.132%, 10/01/2052(B)	1,853	1,799
4.115%, SOFR30A + 2.120%, 09/01/2052(B)	732	710
4.103%, SOFR30A + 2.120%, 07/01/2052(B)	747	710
3.953%, SOFR30A + 2.120%, 08/01/2052(B)	219	207
3.325%, RFUCCT1Y + 1.603%, 03/01/2050(B)	839	843
2.776%, RFUCCT1Y + 1.606%, 06/01/2050(B)	363	335
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	43	41
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	104	105
FNMA CMO, Ser 2006-112, Cl ST, IO
1.250%, 11/25/2036(B)	195	8
FNMA CMO, Ser 2009-103, Cl MB
6.869%, 12/25/2039(B)	14	14
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	277	240
FNMA CMO, Ser 2010-107, Cl FB
5.860%, SOFR30A + 0.524%, 09/25/2040(B)	195	194
FNMA CMO, Ser 2011-111, Cl DB
4.000%, 11/25/2041	379	358
FNMA CMO, Ser 2011-117, Cl FA
5.900%, SOFR30A + 0.564%, 11/25/2041(B)	397	394
FNMA CMO, Ser 2011-117, Cl AF
5.900%, SOFR30A + 0.564%, 11/25/2041(B)	172	171
FNMA CMO, Ser 2011-127, Cl FC
5.900%, SOFR30A + 0.564%, 12/25/2041(B)	183	182

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2011-142, Cl EF
5.950%, SOFR30A + 0.614%, 01/25/2042(B)	$208	$208
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	705	721
FNMA CMO, Ser 2011-87, Cl SG, IO
1.100%, 04/25/2040(B)	20	–
FNMA CMO, Ser 2011-96, Cl SA, IO
1.100%, 10/25/2041(B)	359	23
FNMA CMO, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	2	–
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	24	–
FNMA CMO, Ser 2012-106, Cl FA
5.790%, SOFR30A + 0.454%, 10/25/2042(B)	170	168
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	371	329
FNMA CMO, Ser 2012-12, Cl FA
5.950%, SOFR30A + 0.614%, 02/25/2042(B)	182	181
FNMA CMO, Ser 2012-133, Cl JF
5.800%, SOFR30A + 0.464%, 12/25/2042(B)	349	341
FNMA CMO, Ser 2012-133, Cl CS, IO
0.700%, 12/25/2042(B)	106	11
FNMA CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	282	234
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	2	2
FNMA CMO, Ser 2012-35, Cl FL
5.950%, SOFR30A + 0.614%, 04/25/2042(B)	148	147
FNMA CMO, Ser 2012-35, Cl SC, IO
1.050%, 04/25/2042(B)	87	10
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	89	91
FNMA CMO, Ser 2012-47, Cl JF
5.950%, SOFR30A + 0.614%, 05/25/2042(B)	244	243
FNMA CMO, Ser 2012-74, Cl SA, IO
1.200%, 03/25/2042(B)	95	6
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(A)	7	6
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(A)	15	13
FNMA CMO, Ser 2012-9, Cl FA
5.950%, SOFR30A + 0.614%, 02/25/2042(B)	139	139
FNMA CMO, Ser 2012-9, Cl WF
5.950%, SOFR30A + 0.614%, 02/25/2042(B)	142	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	$852	$761
FNMA CMO, Ser 2013-111, Cl PL
2.000%, 12/25/2042	234	206
FNMA CMO, Ser 2013-124, Cl SB, IO
0.500%, 12/25/2043(B)	171	16
FNMA CMO, Ser 2013-126, Cl CS, IO
0.700%, 09/25/2041(B)	126	8
FNMA CMO, Ser 2013-15, Cl FA
5.800%, SOFR30A + 0.464%, 03/25/2043(B)	421	411
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,500
FNMA CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	323	270
FNMA CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	199	163
FNMA CMO, Ser 2013-54, Cl BS, IO
0.700%, 06/25/2043(B)	62	7
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	16	1
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	134	6
FNMA CMO, Ser 2013-9, Cl SA, IO
0.700%, 03/25/2042(B)	117	5
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	106	111
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	851	863
FNMA CMO, Ser 2014-17, Cl DY
3.500%, 04/25/2044	514	456
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	403	362
FNMA CMO, Ser 2014-47, Cl AI, IO
0.487%, 08/25/2044(B)	62	3
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	259	219
FNMA CMO, Ser 2014-74, Cl PC
2.500%, 06/25/2044	312	286
FNMA CMO, Ser 2015-26, Cl GF
5.750%, SOFR30A + 0.414%, 05/25/2045(B)	613	598
FNMA CMO, Ser 2015-32, Cl FA
5.750%, SOFR30A + 0.414%, 05/25/2045(B)	378	368
FNMA CMO, Ser 2015-48, Cl FB
5.750%, SOFR30A + 0.414%, 07/25/2045(B)	458	446
FNMA CMO, Ser 2015-55, Cl IO, IO
0.274%, 08/25/2055(B)	165	6
FNMA CMO, Ser 2015-56, Cl AS, IO
0.700%, 08/25/2045(B)	25	3

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	$272	$226
FNMA CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	715	619
FNMA CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	998	904
FNMA CMO, Ser 2016-11, Cl FG
5.800%, SOFR30A + 0.464%, 03/25/2046(B)	265	261
FNMA CMO, Ser 2016-11, Cl CF
5.800%, SOFR30A + 0.464%, 03/25/2046(B)	192	189
FNMA CMO, Ser 2016-19, Cl FD
5.850%, SOFR30A + 0.514%, 04/25/2046(B)	1,264	1,247
FNMA CMO, Ser 2016-22, Cl FG
5.850%, SOFR30A + 0.514%, 04/25/2046(B)	421	416
FNMA CMO, Ser 2016-22, Cl FA
5.850%, SOFR30A + 0.514%, 04/25/2046(B)	502	494
FNMA CMO, Ser 2016-3, Cl PL
2.500%, 02/25/2046	2,566	2,140
FNMA CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	23	23
FNMA CMO, Ser 2016-45, Cl PB
3.000%, 07/25/2046	282	211
FNMA CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,036	938
FNMA CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	2,193	1,814
FNMA CMO, Ser 2016-69, Cl BF
5.850%, SOFR30A + 0.514%, 10/25/2046(B)	401	396
FNMA CMO, Ser 2016-75, Cl FE
5.850%, SOFR30A + 0.514%, 10/25/2046(B)	311	307
FNMA CMO, Ser 2016-78, Cl FA
5.850%, SOFR30A + 0.514%, 03/25/2044(B)	205	202
FNMA CMO, Ser 2016-79, Cl FH
5.850%, SOFR30A + 0.514%, 11/25/2046(B)	312	307
FNMA CMO, Ser 2016-82, Cl FE
5.850%, SOFR30A + 0.514%, 11/25/2046(B)	713	704
FNMA CMO, Ser 2016-82, Cl FH
5.850%, SOFR30A + 0.514%, 11/25/2046(B)	638	629
FNMA CMO, Ser 2016-84, Cl FB
5.850%, SOFR30A + 0.514%, 11/25/2046(B)	304	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2016-86, Cl FE
5.850%, SOFR30A + 0.514%, 11/25/2046(B)	$776	$765
FNMA CMO, Ser 2016-88, Cl CF
5.900%, SOFR30A + 0.564%, 12/25/2046(B)	551	545
FNMA CMO, Ser 2016-91, Cl AF
5.850%, SOFR30A + 0.514%, 12/25/2046(B)	297	295
FNMA CMO, Ser 2017-12, Cl FD
5.850%, SOFR30A + 0.514%, 03/25/2047(B)	329	325
FNMA CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	443	401
FNMA CMO, Ser 2017-23, Cl FA
5.850%, SOFR30A + 0.514%, 04/25/2047(B)	352	347
FNMA CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	1,101	938
FNMA CMO, Ser 2017-26, Cl FA
5.800%, SOFR30A + 0.464%, 04/25/2047(B)	855	843
FNMA CMO, Ser 2017-76, Cl SB, IO
0.650%, 10/25/2057(B)	718	80
FNMA CMO, Ser 2017-79, Cl FB
5.700%, SOFR30A + 0.364%, 10/25/2047(B)	667	662
FNMA CMO, Ser 2017-85, Cl SC, IO
0.750%, 11/25/2047(B)	202	19
FNMA CMO, Ser 2017-9, Cl DF
5.850%, SOFR30A + 0.514%, 03/25/2047(B)	272	268
FNMA CMO, Ser 2017-9, Cl BF
5.850%, SOFR30A + 0.514%, 03/25/2047(B)	376	371
FNMA CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	759	705
FNMA CMO, Ser 2018-36, Cl FD
5.700%, SOFR30A + 0.364%, 06/25/2048(B)	695	688
FNMA CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	583	540
FNMA CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	620	540
FNMA CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	446	392
FNMA CMO, Ser 2018-54, Cl KA
3.500%, 01/25/2047	179	173
FNMA CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	436	404
FNMA CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	393	337
FNMA CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	217	189

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	$329	$311
FNMA CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	263	233
FNMA CMO, Ser 2019-15, Cl FA
5.950%, SOFR30A + 0.614%, 04/25/2049(B)	237	232
FNMA CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	702	634
FNMA CMO, Ser 2019-41, Cl FG
5.950%, SOFR30A + 0.614%, 08/25/2059(B)	553	542
FNMA CMO, Ser 2019-43, Cl FC
5.850%, SOFR30A + 0.514%, 08/25/2049(B)	457	447
FNMA CMO, Ser 2019-67, Cl FB
5.900%, SOFR30A + 0.564%, 11/25/2049(B)	239	234
FNMA CMO, Ser 2019-79, Cl FA
5.950%, SOFR30A + 0.614%, 01/25/2050(B)	1,188	1,167
FNMA CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	569	108
FNMA CMO, Ser 2020-37, Cl DA
1.500%, 06/25/2050	235	201
FNMA CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	905	816
FNMA CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	433	253
FNMA CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	360	292
FNMA CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	1,105	910
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	900	684
FNMA CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	293	48
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	936	798
FNMA CMO, Ser 2020-57, Cl LJ
2.000%, 08/25/2050	491	344
FNMA CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	495	444
FNMA CMO, Ser 2020-61, Cl NI, IO
3.500%, 09/25/2050	1,217	202
FNMA CMO, Ser 2020-62, Cl AI, IO
2.500%, 09/25/2050	686	110
FNMA CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	808	169
FNMA CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	1,387	272
FNMA CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	933	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2020-73, Cl KI, IO
3.000%, 10/25/2050	$598	$110
FNMA CMO, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	676	115
FNMA CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	162	27
FNMA CMO, Ser 2021-22, Cl MN
2.750%, 10/25/2050	550	483
FNMA CMO, Ser 2021-26, Cl BD
1.750%, 05/25/2051	291	251
FNMA CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	1,600	1,269
FNMA CMO, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	1,413	211
FNMA CMO, Ser 2021-33, Cl AV
2.500%, 03/25/2048	225	163
FNMA CMO, Ser 2021-42, Cl DC
2.000%, 11/25/2050	1,047	873
FNMA CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	434	365
FNMA CMO, Ser 2021-43, Cl IO, IO
2.500%, 06/25/2051	1,425	220
FNMA CMO, Ser 2021-52, Cl CI, IO
2.500%, 12/25/2047	817	111
FNMA CMO, Ser 2021-62, Cl GI, IO
2.500%, 10/25/2047	776	114
FNMA CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	279	240
FNMA CMO, Ser 2021-73, Cl A
2.500%, 11/25/2049	582	500
FNMA CMO, Ser 2021-73, Cl DJ
2.000%, 03/25/2049	590	490
FNMA CMO, Ser 2021-76, Cl KB
1.250%, 11/25/2051	255	205
FNMA CMO, Ser 2021-77, Cl WI, IO
3.000%, 08/25/2050	718	112
FNMA CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	892	709
FNMA CMO, Ser 2021-86, Cl MA
2.500%, 11/25/2047	932	820
FNMA CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	548	473
FNMA CMO, Ser 2021-96, Cl AH
2.500%, 03/25/2049	598	512
FNMA CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	597	535
FNMA CMO, Ser 2022-18, Cl PI, IO
4.000%, 11/25/2051	980	212
FNMA CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	768	699
FNMA CMO, Ser 2022-22, Cl IO, IO
2.500%, 10/25/2051	1,338	227

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	$565	$492
FNMA CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	1,664	1,414
FNMA CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	613	556
FNMA CMO, Ser 2022-49, Cl NQ
3.000%, 02/25/2052	282	243
FNMA CMO, Ser 2022-86, Cl IO, IO
2.500%, 05/25/2050	733	102
FNMA CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	604	496
FNMA CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	431	391
FNMA CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	521	467
FNMA CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	2,837	346
FNMA CMO, Ser 2023-37, Cl FH
5.850%, SOFR30A + 0.514%, 01/25/2050(B)	929	909
FNMA CMO, Ser 2023-38, Cl FC
6.000%, SOFR30A + 0.664%, 06/25/2040(B)	594	591
FNMA CMO, Ser 2024-26, Cl KY
3.000%, 12/25/2043	462	384
FNMA CMO, Ser 2024-5, Cl DI, IO
3.000%, 10/25/2051	2,148	370
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
8.450%, SOFR30A + 3.114%, 07/25/2024(B)	1,122	1,124
FNMA Interest CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/25/2035	392	63
FNMA Interest CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	124	24
FNMA Interest CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	71	2
FNMA Interest CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	103	16
FNMA Interest CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	524	468
FNMA Interest CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	789	727
FNMA Interest CMO, Ser 2022-427, Cl C21, IO
2.000%, 03/25/2050	1,609	196
FNMA Interest CMO, Ser 2022-427, Cl C73, IO
3.000%, 12/25/2048	1,742	277

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest CMO, Ser 2023-428, Cl C14, IO
2.500%, 01/25/2048	$873	$99
FNMA Interest CMO, Ser 2023-436, Cl C32, IO
2.000%, 10/25/2052	1,717	216
FNMA Interest CMO, Ser 2024-440, Cl C6, IO
2.000%, 10/25/2052	1,855	236
FNMA TBA
6.000%, 07/01/2037	11,400	11,432
5.500%, 07/15/2054	19,570	19,300
5.000%, 07/15/2054	23,245	22,464
4.500%, 07/15/2054	23,125	21,800
4.000%, 07/13/2039	45,100	41,265
3.500%, 08/01/2040 to 07/01/2041	22,930	20,293
3.000%, 07/15/2054	20,150	17,139
2.500%, 07/15/2054	19,900	16,247
FNMA, Ser M15, Cl 1A2
3.700%, 01/25/2036	100	92
FNMA, Ser M36, Cl X1, IO
1.544%, 09/25/2034(B)	524	30
FREMF Mortgage Trust, Ser 2019-KF58, Cl B
7.589%, SOFR30A + 2.264%, 01/25/2026(B)(D)	709	694
GNMA
8.000%, 11/15/2029 to 09/15/2030	20	21
7.500%, 03/15/2029 to 10/15/2037	25	25
7.000%, 09/15/2031	9	10
6.500%, 07/15/2028 to 01/20/2054	7,146	7,331
6.000%, 01/15/2029 to 02/20/2054	7,217	7,336
5.500%, 11/20/2052 to 08/20/2053	6,968	6,937
5.000%, 07/20/2040 to 08/20/2053	10,370	10,154
4.700%, 09/20/2061(B)	27	26
4.625%, H15T1Y + 1.500%, 02/20/2034(B)	65	64
4.500%, 04/20/2041 to 11/20/2052	13,979	13,390
4.374%, 01/20/2069(B)	2	2
4.000%, 06/20/2047 to 10/20/2052	12,213	11,374
3.500%, 04/20/2045 to 08/20/2052	14,206	12,860
3.000%, 09/15/2042 to 04/20/2053	26,177	22,912
2.500%, 12/20/2037 to 03/20/2052	26,268	22,041
2.000%, 08/20/2050 to 10/20/2051	26,229	20,998
GNMA CMO, Ser 2007-17, Cl IB, IO
0.797%, 04/20/2037(B)	194	6
GNMA CMO, Ser 2007-51, Cl SG, IO
1.127%, 08/20/2037(B)	28	1
GNMA CMO, Ser 2007-78, Cl SA, IO
1.087%, 12/16/2037(B)	263	10
GNMA CMO, Ser 2009-66, Cl XS, IO
1.357%, 07/16/2039(B)	121	5
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	455	440

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-4, Cl NS, IO
0.947%, 01/16/2040(B)	$1,825	$161
GNMA CMO, Ser 2010-85, Cl HS, IO
1.197%, 01/20/2040(B)	1	–
GNMA CMO, Ser 2010-H11, Cl FA
6.442%, TSFR1M + 1.114%, 06/20/2060(B)	256	257
GNMA CMO, Ser 2010-H27, Cl FA
5.817%, TSFR1M + 0.494%, 12/20/2060(B)	435	434
GNMA CMO, Ser 2010-H28, Cl FE
5.837%, TSFR1M + 0.514%, 12/20/2060(B)	124	123
GNMA CMO, Ser 2011-H08, Cl FG
5.917%, TSFR1M + 0.594%, 03/20/2061(B)	142	142
GNMA CMO, Ser 2011-H08, Cl FD
5.937%, TSFR1M + 0.614%, 02/20/2061(B)	65	65
GNMA CMO, Ser 2011-H09, Cl AF
5.937%, TSFR1M + 0.614%, 03/20/2061(B)	72	72
GNMA CMO, Ser 2012-34, Cl SA, IO
0.597%, 03/20/2042(B)	209	20
GNMA CMO, Ser 2012-43, Cl SN, IO
1.157%, 04/16/2042(B)	36	5
GNMA CMO, Ser 2012-98, Cl SA, IO
0.657%, 08/16/2042(B)	90	9
GNMA CMO, Ser 2012-H25, Cl FA
6.137%, TSFR1M + 0.814%, 12/20/2061(B)	6	6
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.725%, 10/20/2062(B)	248	7
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	505	453
GNMA CMO, Ser 2013-53, Cl OI, IO
3.500%, 04/20/2043	60	6
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	227	35
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	334	293
GNMA CMO, Ser 2014-5, Cl SP, IO
0.707%, 06/16/2043(B)	54	2
GNMA CMO, Ser 2014-H10, Cl TA
6.037%, TSFR1M + 0.714%, 04/20/2064(B)	418	418
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	536	460
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	59	11
GNMA CMO, Ser 2015-H10, Cl FC
5.917%, TSFR1M + 0.594%, 04/20/2065(B)	197	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-H18, Cl FA
5.887%, TSFR1M + 0.564%, 06/20/2065(B)	$65	$65
GNMA CMO, Ser 2015-H20, Cl FA
5.907%, TSFR1M + 0.584%, 08/20/2065(B)	182	181
GNMA CMO, Ser 2016-135, Cl SB, IO
0.657%, 10/16/2046(B)	374	50
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	272	237
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	607	478
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	182	145
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	1,190	1,051
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	418	378
GNMA CMO, Ser 2017-H15, Cl KI, IO
0.884%, 07/20/2067(B)	436	25
GNMA CMO, Ser 2017-H18, Cl BI, IO
0.048%, 09/20/2067(B)	2,695	88
GNMA CMO, Ser 2017-H20, Cl IB, IO
0.252%, 10/20/2067(B)	188	7
GNMA CMO, Ser 2017-H22, Cl IC, IO
0.631%, 11/20/2067(B)	78	3
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	414	367
GNMA CMO, Ser 2018-H06, Cl PF
5.737%, TSFR1M + 0.414%, 02/20/2068(B)	108	107
GNMA CMO, Ser 2018-H07, Cl FD
5.737%, TSFR1M + 0.414%, 05/20/2068(B)	222	222
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	249	219
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	572	77
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	191	26
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	278	38
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	218	30
GNMA CMO, Ser 2020-133, Cl GA
1.000%, 09/20/2050	618	514
GNMA CMO, Ser 2020-138, Cl LE
1.500%, 09/20/2050	1,430	1,125
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	216	30
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	802	107

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	$151	$21
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	276	30
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	1,935	212
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	199	36
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	459	83
GNMA CMO, Ser 2020-H09, Cl NF
6.687%, TSFR1M + 1.364%, 04/20/2070(B)	183	185
GNMA CMO, Ser 2020-H09, Cl FL
6.587%, TSFR1M + 1.264%, 05/20/2070(B)	534	540
GNMA CMO, Ser 2020-H12, Cl F
5.937%, TSFR1M + 0.614%, 07/20/2070(B)	49	48
GNMA CMO, Ser 2020-H13, Cl FA
5.887%, TSFR1M + 0.564%, 07/20/2070(B)	740	727
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	439	48
GNMA CMO, Ser 2021-138, Cl IK, IO
3.000%, 07/20/2051	875	128
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	1,140	163
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	1,575	1,251
GNMA CMO, Ser 2021-191, Cl NI, IO
3.000%, 10/20/2051	620	116
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	317	267
GNMA CMO, Ser 2021-227, Cl E
2.500%, 07/20/2050	2,279	1,939
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	485	456
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	429	404
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(B)	613	586
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	463	449
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	441	77
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	1,275	210
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	430	420
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	816	108

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	$2,026	$1,656
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	517	493
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	814	667
GNMA CMO, Ser 2022-191, Cl BY
4.000%, 08/20/2041	2,619	2,441
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	2,408	2,239
GNMA CMO, Ser 2022-197, Cl LF
6.033%, SOFR30A + 0.700%, 11/20/2052(B)	1,825	1,803
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	735	579
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	325	276
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	1,297	1,123
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	965	884
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	2,357	1,974
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	1,652	1,441
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	1,097	1,018
GNMA CMO, Ser 2022-81, Cl CI, IO
3.000%, 09/20/2050	761	106
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	3,924	3,203
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	641	519
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	200	159
GNMA CMO, Ser 2023-196, Cl E
3.000%, 09/20/2048	686	629
GNMA CMO, Ser 2023-80, Cl IA, IO
4.500%, 10/20/2047	1,343	263
GNMA CMO, Ser 2024-30, Cl AF
6.500%, SOFR30A + 1.250%, 02/20/2054(B)	350	349
GNMA CMO, Ser 2024-30, Cl DF
6.500%, SOFR30A + 1.300%, 02/20/2054(B)	864	862
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	379	333
GNMA TBA
6.500%, 08/15/2036	3,200	3,246
5.500%, 07/01/2033	7,775	7,713
5.000%, 07/01/2039	14,575	14,191
4.500%, 07/15/2039	10,475	9,958
2.500%, 07/15/2054	17,350	14,583

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	$748	$556
GNMA, Ser 107, Cl AD
2.802%, 11/16/2047(B)	195	173
GNMA, Ser 11, Cl IX, IO
1.160%, 12/16/2062(B)	3,012	243
GNMA, Ser 110, Cl IO, IO
0.874%, 11/16/2063(B)	2,332	154
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	2,290	1,183
GNMA, Ser 118, Cl IO, IO
0.883%, 06/16/2062(B)	3,643	226
GNMA, Ser 14, Cl IO, IO
1.326%, 06/16/2063(B)	2,637	244
GNMA, Ser 14, Cl AB
1.340%, 06/16/2063	499	372
GNMA, Ser 147, Cl KI
1.144%, 06/16/2061(B)	2,609	207
GNMA, Ser 169, Cl IO, IO
1.112%, 06/16/2061(B)	2,889	231
GNMA, Ser 171, Cl IO, IO
0.654%, 09/16/2059(B)	5,358	216
GNMA, Ser 179, Cl IO, IO
0.611%, 09/16/2063(B)	8,104	335
GNMA, Ser 181, Cl IO, IO
0.970%, 07/16/2063(B)	3,158	223
GNMA, Ser 196, Cl BE
3.000%, 10/16/2064(B)	600	441
GNMA, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(B)	329	1
GNMA, Ser 2012-152, Cl IO, IO
0.612%, 01/16/2054(B)	1,806	42
GNMA, Ser 2012-27, Cl IO, IO
0.222%, 04/16/2053(B)	358	1
GNMA, Ser 2013-96, Cl IO, IO
0.051%, 10/16/2054(B)	615	1
GNMA, Ser 2014-47, Cl IA, IO
0.155%, 02/16/2048(B)	42	–
GNMA, Ser 2014-50, Cl IO, IO
0.627%, 09/16/2055(B)	234	6
GNMA, Ser 2014-92, Cl IX, IO
0.086%, 05/16/2054(B)	2,681	8
GNMA, Ser 2015-5, Cl IK, IO
0.262%, 11/16/2054(B)	2,149	16
GNMA, Ser 2019-71, Cl PT
3.000%, 06/20/2049	140	124
GNMA, Ser 21, Cl AH
1.400%, 06/16/2063	86	63
GNMA, Ser 210, Cl IO, IO
0.698%, 07/16/2064(B)	1,474	90
GNMA, Ser 216, Cl IO, IO
0.749%, 07/16/2065(B)	1,483	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(B)	$500	$368
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(B)	669	32
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	300	154
GNMA, Ser 41, Cl IO, IO
0.570%, 07/16/2058(B)	435	11
GNMA, Ser 45, Cl IO, IO
0.542%, 03/16/2059(B)	7,067	244
GNMA, Ser 59, Cl IO, IO
0.571%, 02/16/2062(B)	3,362	157
GNMA, Ser 60, Cl IO, IO
0.826%, 05/16/2063(B)	2,316	139
GNMA, Ser 68, Cl IO, IO
1.615%, 05/16/2060(B)	2,528	278
GNMA, Ser 89, Cl IA, IO
1.167%, 04/16/2062(B)	3,041	243
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(B)	2,000	115
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	2,099	1,619
UMBS TBA
2.000%, 07/15/2054	18,025	14,095

		1,287,247
Non-Agency Mortgage-Backed Obligations — 4.6%
1211 Avenue of the Americas Trust, Ser 2015-1211, Cl A1A2
3.901%, 08/10/2035(D)	2,276	2,196
Alternative Loan Trust, Ser 2006-18CB, Cl A6
6.761%, 07/25/2036(B)	137	118
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
7.729%, TSFR6M + 2.428%, 06/25/2045(B)	258	255
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
7.504%, TSFR6M + 2.178%, 11/25/2045(B)	633	252
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
5.860%, TSFR1M + 0.514%, 03/25/2046(B)	1,832	1,538
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(D)	234	215
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(D)	63	59
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(D)	450	362

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(B)(D)	$4,302	$3,954
Angel Oak Mortgage Trust, Ser 2023-1, Cl A1
4.750%, 09/26/2067(C)(D)	1,639	1,600
Arbor Multifamily Mortgage Securities Trust, Ser MF2, Cl B
2.560%, 06/15/2054(B)(D)	615	500
AREIT, Ser 2022-CRE7, Cl A
7.571%, TSFR1M + 2.242%, 06/17/2039(B)(D)	2,050	2,063
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(B)(D)	1,790	1,656
BANK, Ser BNK40, Cl A4
3.506%, 03/15/2064(B)	605	532
BANK, Ser BNK44, Cl A5
5.936%, 11/15/2055(B)	430	443
BANK, Ser BNK46, Cl A4
5.745%, 08/15/2056	440	451
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(B)(D)	2,911	2,509
Bayview Opportunity Master Fund VI Trust, Ser 2021-6, Cl A5
2.500%, 10/25/2051(B)(D)	5,604	4,799
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(B)	675	695
BBCMS Mortgage Trust, Ser C2, Cl ASB
4.236%, 12/15/2051	181	177
BBCMS Mortgage Trust, Ser C6, Cl A2
2.690%, 02/15/2053	660	627
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	343	325
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.569%, 05/25/2034(B)	4	4
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
5.655%, 10/25/2033(B)	188	167
Bear Stearns Asset Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
2.190%, 11/25/2035(B)	2,249	388
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035(B)	465	425
Bear Stearns Mortgage Funding Trust, Ser 2007-AR3, Cl 1A1
5.600%, TSFR1M + 0.254%, 03/25/2037(B)	2,180	1,926
Benchmark Mortgage Trust, Ser B33, Cl A5
3.458%, 03/15/2055	800	704
Benchmark Mortgage Trust, Ser B35, Cl AS
4.592%, 05/15/2055(B)	530	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Ser B35, Cl A5
4.592%, 05/15/2055(B)	$485	$448
Benchmark Mortgage Trust, Ser B38, Cl A4
5.525%, 04/15/2056	450	457
Benchmark Mortgage Trust, Ser V3, Cl A3
6.363%, 07/15/2056(B)	450	464
BLP Commercial Mortgage Trust, Ser IND, Cl A
7.021%, TSFR1M + 1.692%, 03/15/2040(B)(D)	450	449
BMO Mortgage Trust, Ser C1, Cl A1
2.198%, 02/15/2055	467	447
BPR Trust, Ser STAR, Cl A
8.561%, TSFR1M + 3.232%, 08/15/2039(B)(D)	1,785	1,787
BPR Trust, Ser TY, Cl A
6.494%, TSFR1M + 1.164%, 09/15/2038(B)(D)	415	412
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	256	242
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	112	109
BX Commercial Mortgage Trust, Ser VIV4, Cl A
2.843%, 03/09/2044(D)	3,110	2,694
BX Commercial Mortgage Trust, Ser VOLT, Cl A
6.143%, TSFR1M + 0.814%, 09/15/2036(B)(D)	2,057	2,031
BX Commercial Mortgage Trust, Ser XL3, Cl A
7.090%, TSFR1M + 1.761%, 12/09/2040(B)(D)	850	851
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,200	1,067
BX Trust, Ser LBA, Cl AV
6.244%, TSFR1M + 0.914%, 02/15/2036(B)(D)	356	352
BX Trust, Ser MMP, Cl A
6.373%, TSFR1M + 1.044%, 08/15/2036(B)(D)	388	386
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(B)(D)	11	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	480	445
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl A4
3.572%, 06/15/2050	371	349

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	$166	$161
CFCRE Commercial Mortgage Trust, Ser C4, Cl AM
3.691%, 05/10/2058	2,502	2,384
CFK Trust, Ser 2020-MF2, Cl E
3.573%, 03/15/2039(B)(D)	1,420	1,015
CFK Trust, Ser MF2, Cl F
3.573%, 03/15/2039(B)(D)	1,860	1,101
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
6.623%, 02/25/2037(B)	4	4
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
6.214%, 02/25/2037(B)	3	3
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
7.146%, 06/25/2035(B)	4	4
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(B)(D)	43	39
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.779%, 03/25/2037(C)	290	286
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(D)	224	218
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	2,680	2,384
Citigroup Commercial Mortgage Trust, Ser C5, Cl AS
4.408%, 06/10/2051(B)	2,229	2,118
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.240%, 09/25/2033(B)	3	3
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(D)	597	482
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(D)	636	521
COMM Mortgage Trust, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	285	277
COMM Mortgage Trust, Ser 2015-LC19, Cl XA, IO
1.219%, 02/10/2048(B)	4,255	7
COMM Mortgage Trust, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	410	378
COMM Mortgage Trust, Ser CBM, Cl A2
2.896%, 02/10/2037(D)	1,085	1,055
COMM Mortgage Trust, Ser COR3, Cl B
4.669%, 05/10/2051(B)	540	464

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser CR14, Cl B
3.798%, 02/10/2047(B)	$480	$455
COMM Mortgage Trust, Ser CR26, Cl C
4.613%, 10/10/2048(B)	870	780
COMM Mortgage Trust, Ser LC23, Cl A3
3.521%, 10/10/2048	353	345
COMM Mortgage Trust, Ser UBS4, Cl A4
3.420%, 08/10/2047	15	15
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1B1
9.550%, SOFR30A + 4.214%, 09/25/2031(B)(D)	715	763
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.285%, SOFR30A + 2.950%, 06/25/2042(B)(D)	386	398
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M2
8.035%, SOFR30A + 2.700%, 07/25/2043(B)(D)	1,920	2,006
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	7	7
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
6.792%, 10/25/2033(B)	221	212
Credit Suisse Mortgage Trust, Ser 2022-7R, Cl 1A1
9.824%, SOFR30A + 3.500%, 10/25/2066(B)(D)	1,243	1,181
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(C)(D)	1,848	1,845
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	459	452
CSAIL Commercial Mortgage Trust, Ser C20, Cl A3
2.805%, 03/15/2054	810	694
CSAIL Commercial Mortgage Trust, Ser C3, Cl ASB
3.448%, 08/15/2048	202	201
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(D)	290	165
CSMC Trust, Ser 2017-CHOP, Cl G
10.794%, PRIME + 5.350%, 07/15/2032(B)(D)	1,000	922
CSMC Trust, Ser 2017-PFHP, Cl A
6.326%, TSFR1M + 0.997%, 12/15/2030(B)(D)	1,190	1,146
CSMC Trust, Ser 2017-RPL1, Cl M2
2.973%, 07/25/2057(B)(D)	1,760	1,309
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(D)	1,630	1,444

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2020-RPL4, Cl A1
2.000%, 01/25/2060(B)(D)	$496	$432
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(D)	1,404	1,208
CSMC Trust, Ser 2021-RPL4, Cl A1
4.052%, 12/27/2060(B)(D)	5	5
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(D)	22	19
CSMC, Ser 2014-11R, Cl 9A2
5.719%, TSFR1M + 0.254%, 10/27/2036(B)(D)	1,586	1,211
CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	780	694
CSMC, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(B)(D)	2,637	2,562
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,240	1,057
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
6.253%, TSFR1M + 0.914%, 11/19/2044(B)	192	178
DTP Commercial Mortgage Trust, Ser STE2, Cl A
6.038%, 01/15/2041(B)(D)	870	870
EFMT, Ser 2023-1, Cl A3
6.544%, 02/25/2068(C)(D)	1,306	1,301
ELP Commercial Mortgage Trust, Ser ELP, Cl C
6.763%, TSFR1M + 1.434%, 11/15/2038(B)(D)	2,497	2,463
EQUS Mortgage Trust, Ser EQAZ, Cl B
6.544%, TSFR1M + 1.214%, 10/15/2038(B)(D)	790	780
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(D)	122	106
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(D)	22	21
GPMT, Ser 2021-FL3, Cl A
6.696%, TSFR1M + 1.364%, 07/16/2035(B)(D)	572	565
GS Mortgage Securities II, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	1,310	1,285
GS Mortgage Securities II, Ser 2024-70P, Cl E
9.263%, 03/10/2041(B)(D)	1,020	1,023
GS Mortgage Securities II, Ser ARDN, Cl B
7.093%, TSFR1M + 1.764%, 11/15/2036(B)(D)	1,623	1,603
GS Mortgage Securities II, Ser GC30, Cl B
4.159%, 05/10/2050(B)	480	454
GS Mortgage Securities II, Ser SHIP, Cl A
4.466%, 09/10/2038(B)(D)	1,235	1,203

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser SRP5, Cl A
7.176%, TSFR1M + 1.800%, 09/15/2031(B)(D)	$1,059	$761
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047(B)	680	633
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	311	304
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,055	870
GS Mortgage Securities Trust, Ser ROSS, Cl A
6.744%, TSFR1M + 1.264%, 05/15/2026(B)(D)	2,170	2,017
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	1,509	1,450
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(D)	9	9
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
5.609%, 10/25/2033(B)	82	80
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	6	6
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	1	1
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
5.630%, 05/19/2034(B)	325	301
HIT Trust, Ser HI32, Cl A
7.720%, TSFR1M + 2.391%, 07/15/2024(B)(D)	1,512	1,512
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,225	1,089
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(B)(D)	1,240	1,076
Impact Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	233	230
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	1,081	1,067
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	568	550
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	329	323

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.682%, 07/15/2047(B)	$380	$329
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	1,500	1,326
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	206	196
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
6.984%, 08/25/2034(B)	18	18
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.081%, 11/25/2033(B)	5	5
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(D)	87	76
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(D)	272	238
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(D)	132	111
LAQ Mortgage Trust, Ser LAQ, Cl A
7.420%, TSFR1M + 2.091%, 03/15/2036(B)(D)	104	104
Legacy Mortgage Asset Trust, Ser 2021-GS2, Cl A1
4.750%, 04/25/2061(C)(D)	420	412
Lehman XS Trust, Ser 2007-16N, Cl 2A2
7.160%, TSFR1M + 1.814%, 09/25/2047(B)	3,391	2,909
Master Resecuritization Trust, Ser 2005, Cl 3, PO
0.000%, 05/28/2035(A)(D)	2	1
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	946	579
Med Trust, Ser MDLN, Cl G
10.694%, TSFR1M + 5.364%, 11/15/2038(B)(D)	1,493	1,492
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
7.322%, 07/25/2033(B)	5	5
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(B)(D)	242	209
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(D)	431	380
MHC Trust, Ser MHC2, Cl A
6.294%, TSFR1M + 0.964%, 05/15/2038(B)(D)	567	562
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(D)	442	413

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley BAML Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	$663	$604
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	250	243
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl B
4.111%, 11/15/2052(B)	1,030	909
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.081%, 11/15/2049(B)	2,736	46
Morgan Stanley Capital I Trust, Ser 2017-ASHF, Cl A
6.476%, TSFR1M + 1.022%, 11/15/2034(B)(D)	35	35
Morgan Stanley Capital I Trust, Ser HR8, Cl A3
1.790%, 07/15/2053	576	479
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.920%, 04/15/2055(B)	580	505
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(D)	5,001	3,977
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(B)(D)	620	577
MSWF Commercial Mortgage Trust, Ser 2, Cl A5
6.014%, 12/15/2056(B)	1,510	1,587
MSWF Commercial Mortgage Trust, Ser 2, Cl XA, IO
1.141%, 12/15/2056(B)	5,218	336
New Residential Mortgage Loan Trust, Ser 2017-1A, Cl A1
4.000%, 02/25/2057(B)(D)	6	5
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(D)	113	105
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(B)(D)	301	253
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,612	1,578
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl A1
6.129%, 03/25/2064(C)(D)	1,501	1,500
NJ Trust, Ser GSP, Cl A
6.697%, 01/06/2029(B)(D)	780	804
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(D)	23	22
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	460	364

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2021-NQM3, Cl A3
1.362%, 07/25/2061(B)(D)	$972	$750
OBX Trust, Ser 2023-NQM3, Cl A1
5.949%, 02/25/2063(C)(D)	1,341	1,336
OBX Trust, Ser 2024-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	1,595	1,596
OBX Trust, Ser 2024-NQM10, Cl A3
6.433%, 05/25/2064(C)(D)	460	460
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(B)(D)	3,438	2,969
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	1,570	1,329
PHH Alternative Mortgage Trust, Ser 2007-3, Cl A3
6.060%, TSFR1M + 0.714%, 07/25/2037(B)	2,235	2,140
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	1	1
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	5	5
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035(D)	484	437
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(B)(D)	1,499	1,437
PRKCM Trust, Ser 2023-AFC1, Cl A1
6.598%, 02/25/2058(C)(D)	1,339	1,340
RATE Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(B)(D)	1,943	1,544
RCKT Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(B)(D)	445	353
RCKT Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(D)	556	441
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.073%, 12/25/2034(B)	172	149
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(B)(D)	69	67
SCOTT Trust, Ser SFS, Cl A
5.910%, 03/10/2040(D)	1,110	1,115
Seasoned Credit Risk Transfer Trust, Ser 2016-1, Cl M2
3.750%, 09/25/2055(B)(D)	1,979	1,796
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl M
4.750%, 07/25/2058(B)(D)	2,775	2,610
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.994%, 10/25/2048(B)(D)	978	948
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(D)	75	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2043(B)(D)	$390	$321
SG Commercial Mortgage Securities Trust, Ser C5, Cl A3
2.779%, 10/10/2048	460	439
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(D)	195	173
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(D)	41	38
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(D)	121	115
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(D)	131	122
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(B)(D)	561	481
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
5.650%, TSFR1M + 0.304%, 09/25/2047(B)	1,848	1,614
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	1	1
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
7.777%, 07/25/2033(B)	19	18
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
5.872%, 12/25/2033(B)	6	6
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(B)(D)	411	393
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
6.060%, TSFR1M + 0.714%, 02/25/2057(B)(D)	112	114
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(D)	632	598
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(D)	403	368
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(D)	4	4

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	$401	$374
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(C)(D)	159	155
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(B)(D)	128	124
Verus Securitization Trust, Ser 2020-2, Cl A1
3.226%, 05/25/2060(B)(D)	46	45
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(D)	248	218
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(D)	488	426
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(D)	405	340
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(D)	521	422
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(B)(D)	1,294	1,076
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(C)(D)	606	530
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(D)	579	507
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(D)	196	181
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(D)	232	208
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	142	132
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.816%, 10/25/2033(B)	15	14
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.678%, 08/25/2033(B)	10	9
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.679%, 09/25/2033(B)	16	15
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
2.448%, 06/25/2033(B)	2	2
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	37	35
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.774%, 06/25/2034(B)	9	8
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
7.020%, TSFR1M + 1.674%, 10/25/2045(B)	124	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.980%, TSFR1M + 0.634%, 11/25/2045(B)	$3,100	$2,823
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA1, Cl A1A
5.853%, 12MTA + 0.700%, 02/25/2047(B)	913	758
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
5.853%, 12MTA + 0.700%, 01/25/2047(B)	6	5
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl A5
3.405%, 12/15/2047	570	563
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl XA, IO
1.298%, 11/15/2059(B)	4,349	86
Wells Fargo Commercial Mortgage Trust, Ser C26, Cl AS
3.580%, 02/15/2048	1,840	1,803
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Cl B1
6.227%, 05/25/2035(B)	1,235	923
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(B)	300	285
WFRBS Commercial Mortgage Trust, Ser C22, Cl B
4.371%, 09/15/2057(B)	245	219

		164,357
Total Mortgage-Backed Securities
(Cost $1,525,784) ($ Thousands)		1,451,604

CORPORATE OBLIGATIONS — 26.9%
Communication Services — 2.2%
Alphabet
1.900%, 08/15/2040	250	163
1.100%, 08/15/2030	240	196
AT&T
5.550%, 08/15/2041	130	127
5.400%, 02/15/2034	582	582
5.350%, 09/01/2040	130	125
5.150%, 03/15/2042	25	23
4.500%, 05/15/2035	370	341
4.350%, 06/15/2045	350	290
3.800%, 02/15/2027	318	307
3.800%, 12/01/2057	1,032	721
3.650%, 09/15/2059	391	262
3.550%, 09/15/2055	2,048	1,381
3.500%, 06/01/2041	256	195

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 09/15/2053	$2,421	$1,643
2.550%, 12/01/2033	290	230
2.300%, 06/01/2027	750	694
2.250%, 02/01/2032	60	49
1.650%, 02/01/2028	20	18
CCO Holdings
4.750%, 02/01/2032 (D)	250	205
4.500%, 08/15/2030 (D)	50	42
4.500%, 05/01/2032	1,240	999
Charter Communications Operating
6.834%, 10/23/2055	70	66
6.550%, 06/01/2034	942	942
6.484%, 10/23/2045	110	101
6.384%, 10/23/2035	10	10
6.150%, 11/10/2026	1,997	2,016
6.100%, 06/01/2029	2,422	2,430
5.750%, 04/01/2048	1,097	917
5.500%, 04/01/2063	460	357
5.375%, 04/01/2038	663	577
5.375%, 05/01/2047	191	153
5.250%, 04/01/2053	338	265
5.125%, 07/01/2049	160	123
4.908%, 07/23/2025	266	263
4.800%, 03/01/2050	3,110	2,282
4.400%, 04/01/2033	800	705
4.200%, 03/15/2028	1,263	1,194
3.900%, 06/01/2052	1,353	848
3.750%, 02/15/2028	85	79
3.700%, 04/01/2051	1,250	760
3.500%, 06/01/2041	139	93
3.500%, 03/01/2042	854	568
Comcast
7.050%, 03/15/2033	90	101
5.650%, 06/01/2054	549	548
5.350%, 11/15/2027	528	534
5.300%, 06/01/2034	1,099	1,102
4.950%, 10/15/2058	60	54
4.400%, 08/15/2035	1,770	1,639
4.250%, 10/15/2030	730	700
4.200%, 08/15/2034	220	202
4.150%, 10/15/2028	2,220	2,149
4.000%, 08/15/2047	90	71
4.000%, 03/01/2048	70	55
3.999%, 11/01/2049	259	202
3.969%, 11/01/2047	418	326
3.950%, 10/15/2025	90	88
3.750%, 04/01/2040	200	163
3.450%, 02/01/2050	140	99
3.400%, 04/01/2030	280	257
3.400%, 07/15/2046	60	43
3.300%, 04/01/2027	190	182
3.250%, 11/01/2039	60	46
3.150%, 03/01/2026	390	377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.987%, 11/01/2063	$300	$176
2.937%, 11/01/2056	712	429
2.887%, 11/01/2051	410	256
2.800%, 01/15/2051	280	173
1.500%, 02/15/2031	1,060	851
DISH DBS
7.750%, 07/01/2026	120	75
5.875%, 11/15/2024	410	389
5.750%, 12/01/2028 (D)	30	21
5.250%, 12/01/2026 (D)	170	134
5.125%, 06/01/2029	280	111
Fox
6.500%, 10/13/2033	390	408
5.476%, 01/25/2039	520	496
Meta Platforms
4.450%, 08/15/2052	777	670
Paramount Global
6.875%, 04/30/2036	620	580
5.900%, 10/15/2040	455	365
Rogers Communications
5.300%, 02/15/2034	1,445	1,418
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (D)	1,200	888
Sprint Spectrum
5.152%, 03/20/2028 (D)	2,842	2,828
4.738%, 03/20/2025 (D)	1,346	1,338
Take-Two Interactive Software
4.000%, 04/14/2032	1,265	1,151
Telefonica Emisiones
5.213%, 03/08/2047	150	133
T-Mobile USA
5.150%, 04/15/2034	1,110	1,091
4.500%, 04/15/2050	890	743
3.875%, 04/15/2030	1,955	1,828
3.750%, 04/15/2027	3,049	2,931
3.500%, 04/15/2025	1,910	1,878
3.500%, 04/15/2031	710	638
3.400%, 10/15/2052	1,230	840
3.375%, 04/15/2029	270	249
2.875%, 02/15/2031	240	208
2.700%, 03/15/2032	70	58
2.625%, 02/15/2029	330	295
2.550%, 02/15/2031	1,091	926
2.250%, 02/15/2026	660	627
Verizon Communications
5.500%, 03/16/2047	60	60
5.500%, 02/23/2054	487	477
5.250%, 03/16/2037	805	795
4.862%, 08/21/2046	50	45
4.500%, 08/10/2033	500	470
4.400%, 11/01/2034	1,827	1,693
4.329%, 09/21/2028	1,106	1,075
4.016%, 12/03/2029	714	675

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/22/2050	$140	$109
3.875%, 02/08/2029	210	200
3.850%, 11/01/2042	610	484
3.400%, 03/22/2041	130	99
3.150%, 03/22/2030	360	325
3.000%, 03/22/2027	140	132
2.650%, 11/20/2040	430	296
2.625%, 08/15/2026	1,000	948
2.550%, 03/21/2031	779	662
2.100%, 03/22/2028	400	360
1.750%, 01/20/2031	410	332
Vmed O2 UK Financing I
4.750%, 07/15/2031 (D)	630	531
Walt Disney
6.650%, 11/15/2037	235	264
6.200%, 12/15/2034	65	71
3.500%, 05/13/2040	980	782
Warnermedia Holdings
6.412%, 03/15/2026	390	390
5.141%, 03/15/2052	5,564	4,332
5.050%, 03/15/2042	2,700	2,196
4.279%, 03/15/2032	1,870	1,632
4.054%, 03/15/2029	270	250
3.755%, 03/15/2027	200	190

		77,357

Consumer Discretionary — 1.3%
Amazon.com
4.950%, 12/05/2044	500	483
4.250%, 08/22/2057	110	92
3.875%, 08/22/2037	920	812
3.600%, 04/13/2032	1,240	1,139
3.450%, 04/13/2029	310	294
3.300%, 04/13/2027	150	144
3.150%, 08/22/2027	680	646
2.800%, 08/22/2024	245	244
2.500%, 06/03/2050	550	336
2.100%, 05/12/2031	300	253
1.500%, 06/03/2030	350	292
1.200%, 06/03/2027	672	607
AutoZone
6.250%, 11/01/2028	470	490
Caesars Entertainment
7.000%, 02/15/2030 (D)	460	470
Comcast
4.049%, 11/01/2052	259	201
CSC Holdings
4.500%, 11/15/2031 (D)	1,200	774
4.125%, 12/01/2030 (D)	590	381
3.375%, 02/15/2031 (D)	200	125
Ford Motor
6.100%, 08/19/2032	380	379
3.250%, 02/12/2032	480	397

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit
7.350%, 03/06/2030	$1,090	$1,153
6.050%, 03/05/2031	755	756
5.125%, 06/16/2025	400	397
4.950%, 05/28/2027	850	830
4.125%, 08/17/2027	200	190
4.000%, 11/13/2030	1,240	1,107
3.815%, 11/02/2027	261	245
3.625%, 06/17/2031	380	327
2.900%, 02/16/2028	200	181
2.900%, 02/10/2029	1,440	1,270
General Motors
6.600%, 04/01/2036	40	42
6.250%, 10/02/2043	260	259
6.125%, 10/01/2025	320	322
5.950%, 04/01/2049	80	77
5.600%, 10/15/2032	150	150
5.150%, 04/01/2038	240	221
General Motors Financial
5.950%, 04/04/2034	1,205	1,206
4.350%, 01/17/2027	110	107
2.700%, 06/10/2031	433	358
Hilton Domestic Operating
6.125%, 04/01/2032 (D)	270	271
Home Depot
5.300%, 06/25/2054	205	200
4.850%, 06/25/2031	544	540
4.750%, 06/25/2029	409	407
4.250%, 04/01/2046	48	40
3.900%, 12/06/2028	40	39
3.900%, 06/15/2047	60	47
3.625%, 04/15/2052	262	194
3.350%, 04/15/2050	710	504
3.300%, 04/15/2040	350	273
2.700%, 04/15/2030	320	285
2.500%, 04/15/2027	280	262
Hyundai Capital America
6.500%, 01/16/2029 (D)	243	254
5.700%, 06/26/2030 (D)	267	270
5.600%, 03/30/2028 (D)	835	841
5.400%, 01/08/2031 (D)	435	432
5.400%, 06/24/2031 (D)	411	408
5.300%, 06/24/2029 (D)	1,077	1,071
Hyundai Capital America MTN
1.300%, 01/08/2026 (D)	506	475
Las Vegas Sands
6.000%, 08/15/2029	260	261
3.900%, 08/08/2029	150	137
2.900%, 06/25/2025	210	204
Lennar
4.750%, 11/29/2027	410	404
Lowe's
5.850%, 04/01/2063	135	131

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 07/01/2053	$405	$399
5.625%, 04/15/2053	130	126
5.000%, 04/15/2040	725	676
4.500%, 04/15/2030	200	194
4.250%, 04/01/2052	650	511
McDonald's
5.450%, 08/14/2053	666	643
4.800%, 08/14/2028	274	273
McDonald's MTN
5.000%, 05/17/2029	685	684
4.875%, 12/09/2045	260	234
4.700%, 12/09/2035	459	436
4.450%, 03/01/2047	240	201
4.450%, 09/01/2048	72	60
4.200%, 04/01/2050	530	422
3.800%, 04/01/2028	170	163
3.700%, 01/30/2026	220	215
3.625%, 09/01/2049	60	43
3.600%, 07/01/2030	290	269
3.500%, 03/01/2027	510	490
3.500%, 07/01/2027	200	192
1.450%, 09/01/2025	80	77
MDC Holdings
6.000%, 01/15/2043	30	32
Melco Resorts Finance
7.625%, 04/17/2032 (D)	360	357
NCL
8.125%, 01/15/2029 (D)	320	335
Newell Brands
5.700%, 04/01/2026	110	109
NIKE
3.375%, 03/27/2050	230	166
3.250%, 03/27/2040	210	163
2.850%, 03/27/2030	150	135
2.750%, 03/27/2027	410	388
Nissan Motor
4.345%, 09/17/2027 (D)	1,100	1,050
3.522%, 09/17/2025 (D)	1,190	1,155
Royal Caribbean Cruises
6.250%, 03/15/2032 (D)	290	292
Sands China
5.400%, 08/08/2028	320	313
5.125%, 08/08/2025	1,580	1,566
4.050%, 01/08/2026	420	407
2.850%, 03/08/2029	690	606
2.300%, 03/08/2027	460	419
Starbucks
3.500%, 11/15/2050	435	306
Time Warner Cable
7.300%, 07/01/2038	530	536
6.750%, 06/15/2039	10	10
6.550%, 05/01/2037	268	254
5.875%, 11/15/2040	1,405	1,219

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 09/01/2041	$1,599	$1,332
4.500%, 09/15/2042	35	25
Time Warner Entertainment
8.375%, 07/15/2033	270	298
Toyota Motor Credit
5.100%, 03/21/2031	1,190	1,191
Virgin Media Secured Finance
5.500%, 05/15/2029 (D)	250	229
VOC Escrow
5.000%, 02/15/2028 (D)	380	368
Wynn Macau
5.625%, 08/26/2028 (D)	500	469
Wynn Resorts Finance
7.125%, 02/15/2031 (D)	310	321
ZF North America Capital
6.875%, 04/23/2032 (D)	640	662

		46,728

Consumer Staples — 1.4%
Altria Group
6.200%, 02/14/2059	76	75
5.950%, 02/14/2049	960	941
5.800%, 02/14/2039	630	630
4.800%, 02/14/2029	28	28
4.400%, 02/14/2026	514	506
3.875%, 09/16/2046	240	173
3.400%, 02/04/2041	600	433
2.450%, 02/04/2032	770	623
2.350%, 05/06/2025	130	126
Anheuser-Busch
4.900%, 02/01/2046	2,140	1,973
4.700%, 02/01/2036	2,420	2,307
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	200	208
5.550%, 01/23/2049	120	121
5.450%, 01/23/2039	918	931
5.000%, 06/15/2034	480	476
4.750%, 01/23/2029	120	119
4.375%, 04/15/2038	347	316
4.350%, 06/01/2040	560	493
3.500%, 06/01/2030	200	186
Bacardi
5.400%, 06/15/2033 (D)	1,010	985
4.450%, 05/15/2025 (D)	1,545	1,526
BAT Capital
5.834%, 02/20/2031	1,475	1,496
5.650%, 03/16/2052	370	330
5.282%, 04/02/2050	1,260	1,062
4.758%, 09/06/2049	81	64
4.540%, 08/15/2047	1,206	929
4.390%, 08/15/2037	272	230
3.734%, 09/25/2040	10	7
3.557%, 08/15/2027	791	751

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.222%, 08/15/2024	$97	$97
Bunge Finance
1.630%, 08/17/2025	275	263
Coca-Cola
5.400%, 05/13/2064	138	137
5.300%, 05/13/2054	356	353
5.000%, 05/13/2034	411	412
2.500%, 06/01/2040	20	14
Constellation Brands
5.250%, 11/15/2048	557	518
4.350%, 05/09/2027	320	312
2.250%, 08/01/2031	80	66
Costco Wholesale
3.000%, 05/18/2027	284	271
1.600%, 04/20/2030	450	378
1.375%, 06/20/2027	780	709
General Mills
5.500%, 10/17/2028	660	669
Haleon US Capital
3.625%, 03/24/2032	859	770
3.375%, 03/24/2027	410	391
3.375%, 03/24/2029	290	269
Imperial Brands Finance
3.500%, 07/26/2026 (D)	635	610
3.125%, 07/26/2024 (D)	2,250	2,245
JBS USA Holding Lux Sarl
7.250%, 11/15/2053 (D)	1,015	1,107
6.500%, 12/01/2052	1,915	1,919
3.750%, 12/01/2031	192	168
3.625%, 01/15/2032	273	236
3.000%, 02/02/2029	60	54
3.000%, 05/15/2032	1,402	1,154
JBS USA LUX
6.750%, 03/15/2034 (D)	1,440	1,526
Kenvue
4.900%, 03/22/2033	560	554
Keurig Dr Pepper
5.300%, 03/15/2034	1,075	1,070
Kraft Heinz Foods
5.200%, 07/15/2045	360	330
Mars
3.200%, 04/01/2030 (D)	210	192
2.375%, 07/16/2040 (D)	300	202
Mondelez International
1.500%, 05/04/2025	660	638
PepsiCo
3.900%, 07/18/2032	671	627
2.625%, 03/19/2027	50	47
1.625%, 05/01/2030	440	368
Philip Morris International
5.625%, 09/07/2033	228	230
5.500%, 09/07/2030	376	381
5.375%, 02/15/2033	1,266	1,257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 09/07/2028	$576	$580
5.250%, 02/13/2034	180	177
5.125%, 02/15/2030	1,635	1,629
5.125%, 02/13/2031	500	495
5.000%, 11/17/2025	567	564
4.875%, 02/15/2028	1,038	1,029
4.875%, 02/13/2029	826	817
4.500%, 03/20/2042	130	111
2.100%, 05/01/2030	290	246
Pilgrim's Pride
3.500%, 03/01/2032	350	298
Procter & Gamble
3.000%, 03/25/2030	240	221
Reynolds American
8.125%, 05/01/2040	570	648
7.250%, 06/15/2037	390	422
5.850%, 08/15/2045	3,140	2,896
Walmart
1.800%, 09/22/2031	110	91
1.500%, 09/22/2028	230	203

		49,016

Energy — 2.4%
Aker BP
6.000%, 06/13/2033 (D)	950	960
5.600%, 06/13/2028 (D)	736	742
Apache
7.750%, 12/15/2029	140	152
5.350%, 07/01/2049	230	192
5.100%, 09/01/2040	105	90
4.750%, 04/15/2043	190	152
4.250%, 01/15/2044	890	658
Blue Racer Midstream
7.250%, 07/15/2032 (D)	230	237
BP Capital Markets America
5.017%, 11/17/2027	1,097	1,096
4.989%, 04/10/2034	322	315
4.970%, 10/17/2029	1,097	1,094
4.893%, 09/11/2033	715	695
4.812%, 02/13/2033	1,135	1,100
4.699%, 04/10/2029	673	663
3.633%, 04/06/2030	320	298
3.410%, 02/11/2026	1,110	1,079
3.119%, 05/04/2026	230	221
3.000%, 02/24/2050	940	612
Cameron LNG
3.302%, 01/15/2035 (D)	660	543
2.902%, 07/15/2031 (D)	140	121
Canadian Natural Resources
6.450%, 06/30/2033	50	53
Cheniere Corpus Christi Holdings
3.700%, 11/15/2029	938	867

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cheniere Energy
4.625%, 10/15/2028	$260	$252
Cheniere Energy Partners
4.000%, 03/01/2031	100	91
3.250%, 01/31/2032	530	452
Chevron
1.995%, 05/11/2027	180	166
Chevron USA
3.850%, 01/15/2028	200	194
3.250%, 10/15/2029	50	46
Columbia Pipelines Operating
6.544%, 11/15/2053 (D)	190	200
6.036%, 11/15/2033 (D)	940	961
Conoco Funding
7.250%, 10/15/2031	180	202
ConocoPhillips
5.900%, 10/15/2032	10	11
5.900%, 05/15/2038	420	435
4.150%, 11/15/2034	80	72
Continental Resources
5.750%, 01/15/2031 (D)	370	364
4.900%, 06/01/2044	80	65
4.375%, 01/15/2028	520	500
2.268%, 11/15/2026 (D)	2,295	2,131
Coterra Energy
4.375%, 03/15/2029	780	746
3.900%, 05/15/2027	970	933
DCP Midstream Operating
6.450%, 11/03/2036 (D)	110	116
Devon Energy
7.875%, 09/30/2031	900	1,017
5.875%, 06/15/2028	40	40
5.850%, 12/15/2025	50	50
5.600%, 07/15/2041	490	456
5.250%, 10/15/2027	46	46
5.000%, 06/15/2045	1,232	1,050
4.750%, 05/15/2042	187	157
4.500%, 01/15/2030	304	292
Diamondback Energy
6.250%, 03/15/2033	1,595	1,668
5.900%, 04/18/2064	522	504
5.750%, 04/18/2054	1,396	1,353
5.400%, 04/18/2034	511	506
5.200%, 04/18/2027	271	271
5.150%, 01/30/2030	505	503
3.500%, 12/01/2029	500	461
3.250%, 12/01/2026	30	29
Ecopetrol
5.875%, 05/28/2045	1,276	915
5.375%, 06/26/2026	200	196
4.625%, 11/02/2031	160	131
Enbridge
6.200%, 11/15/2030	401	421

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 11/15/2028	$401	$413
5.950%, 04/05/2054	136	135
5.625%, 04/05/2034	405	404
Energy Transfer
7.125%, H15T5Y + 5.306%(B)(E)	580	575
6.750%, H15T5Y + 5.134%(B)(E)	500	497
6.500%, H15T5Y + 5.694%(B)(E)	200	197
6.400%, 12/01/2030	2,205	2,319
6.250%, 04/15/2049	130	129
6.050%, 09/01/2054	409	403
5.950%, 05/15/2054	1,453	1,415
5.600%, 09/01/2034	682	678
5.550%, 05/15/2034	370	366
5.500%, 06/01/2027	118	118
5.300%, 04/01/2044	640	576
5.300%, 04/15/2047	273	241
5.250%, 04/15/2029	1,165	1,160
5.250%, 07/01/2029	683	679
4.950%, 06/15/2028	180	178
4.000%, 10/01/2027	600	576
3.750%, 05/15/2030	1,250	1,150
Eni
5.950%, 05/15/2054 (D)	200	196
Enterprise Products Operating
7.550%, 04/15/2038	40	47
6.650%, 10/15/2034	220	241
5.700%, 02/15/2042	40	40
5.375%, TSFR3M + 2.832%, 02/15/2078 (B)	150	140
4.850%, 01/31/2034	870	845
4.850%, 03/15/2044	430	387
4.150%, 10/16/2028	1,605	1,552
3.950%, 01/31/2060	220	161
3.700%, 01/31/2051	270	199
3.125%, 07/31/2029	170	156
2.800%, 01/31/2030	540	482
EOG Resources
4.950%, 04/15/2050	400	367
4.375%, 04/15/2030	120	117
4.150%, 01/15/2026	340	335
3.900%, 04/01/2035	390	349
EQM Midstream Partners
5.500%, 07/15/2028	480	473
EQT
5.000%, 01/15/2029	150	147
3.900%, 10/01/2027	1,020	975
3.625%, 05/15/2031 (D)	320	282
3.125%, 05/15/2026 (D)	10	10
Exxon Mobil
4.327%, 03/19/2050	60	51
4.114%, 03/01/2046	533	440
3.482%, 03/19/2030	460	429
3.452%, 04/15/2051	200	144

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (D)	$458	$372
2.160%, 03/31/2034 (D)	583	501
1.750%, 09/30/2027 (D)	502	470
Halliburton
5.000%, 11/15/2045	80	73
4.850%, 11/15/2035	60	57
Hess
6.000%, 01/15/2040	1,125	1,163
5.800%, 04/01/2047	770	779
HF Sinclair
5.875%, 04/01/2026	620	621
5.000%, 02/01/2028 (D)	970	940
KazMunayGas National JSC
5.750%, 04/19/2047 (D)	340	297
Kinder Morgan
5.200%, 03/01/2048	205	182
5.050%, 02/15/2046	170	149
4.300%, 06/01/2025	360	355
4.300%, 03/01/2028	150	146
Kinder Morgan Energy Partners
5.500%, 03/01/2044	415	384
5.400%, 09/01/2044	20	18
MEG Energy
5.875%, 02/01/2029 (D)	80	78
MPLX
5.500%, 02/15/2049	280	258
4.875%, 12/01/2024	320	319
4.800%, 02/15/2029	330	324
4.700%, 04/15/2048	430	354
4.500%, 04/15/2038	520	453
Northwest Pipeline
4.000%, 04/01/2027	219	212
Occidental Petroleum
7.875%, 09/15/2031	610	684
7.500%, 05/01/2031	870	960
6.950%, 07/01/2024	136	136
6.600%, 03/15/2046	360	376
6.450%, 09/15/2036	280	292
5.550%, 03/15/2026	110	110
4.625%, 06/15/2045	280	221
4.400%, 04/15/2046	120	94
4.200%, 03/15/2048	170	130
4.100%, 02/15/2047	600	448
3.400%, 04/15/2026	270	259
3.000%, 02/15/2027	300	281
ONEOK
6.625%, 09/01/2053	1,491	1,591
6.050%, 09/01/2033	500	515
5.800%, 11/01/2030	290	297
5.550%, 11/01/2026	180	181
Parsley Energy
4.125%, 02/15/2028 (D)	60	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pertamina Persero
6.000%, 05/03/2042 (D)	$300	$300
Petrobras Global Finance BV
6.850%, 06/05/2115	790	699
5.299%, 01/27/2025	1,278	1,272
Petroleos Mexicanos
6.625%, 06/15/2035	100	76
6.350%, 02/12/2048	155	99
2.460%, 12/15/2025	369	349
2.378%, 04/15/2025	102	98
Petroleos Mexicanos MTN
6.875%, 08/04/2026	120	117
6.750%, 09/21/2047	421	277
Phillips 66
1.300%, 02/15/2026	405	379
Pioneer Natural Resources
2.150%, 01/15/2031	660	554
1.900%, 08/15/2030	240	201
1.125%, 01/15/2026	110	103
Range Resources
4.875%, 05/15/2025	120	119
Reliance Industries
3.625%, 01/12/2052 (D)	870	608
2.875%, 01/12/2032 (D)	320	271
Rockies Express Pipeline
4.950%, 07/15/2029 (D)	1,098	1,034
Sabine Pass Liquefaction
5.000%, 03/15/2027	1,650	1,636
Schlumberger Holdings
3.900%, 05/17/2028 (D)	475	454
Shell International Finance BV
4.550%, 08/12/2043	280	250
4.375%, 05/11/2045	350	298
4.125%, 05/11/2035	1,356	1,244
3.250%, 04/06/2050	710	493
2.750%, 04/06/2030	440	392
Southern Natural Gas
8.000%, 03/01/2032	170	193
Southwestern Energy
5.375%, 02/01/2029	20	20
5.375%, 03/15/2030	80	77
4.750%, 02/01/2032	190	175
Targa Resources
4.200%, 02/01/2033	250	225
Targa Resources Partners
5.500%, 03/01/2030	130	129
5.000%, 01/15/2028	100	98
4.875%, 02/01/2031	370	353
4.000%, 01/15/2032	40	36
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,140	1,314
2.900%, 03/01/2030 (D)	1,450	1,267

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TotalEnergies Capital
5.638%, 04/05/2064	$136	$135
5.488%, 04/05/2054	270	266
5.150%, 04/05/2034	270	270
TransCanada PipeLines
4.625%, 03/01/2034	860	806
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	60	62
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (D)	290	247
Western Midstream Operating
5.500%, 08/15/2048	244	212
5.300%, 03/01/2048	162	140
5.250%, 02/01/2050	210	184
4.650%, 07/01/2026	40	39
4.500%, 03/01/2028	60	58
4.050%, 02/01/2030	1,200	1,116
3.100%, 02/01/2025	390	383
Williams
7.750%, 06/15/2031	841	928
7.500%, 01/15/2031	100	111
5.750%, 06/24/2044	51	50
5.400%, 03/04/2044	84	79
5.150%, 03/15/2034	680	663
3.750%, 06/15/2027	1,044	1,002

		87,816

Financials — 9.5%
ABN AMRO Bank MTN
4.750%, 07/28/2025 (D)	360	355
Agree
4.800%, 10/01/2032	251	235
AIB Group MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (B)(D)	755	750
American Express
5.389%, SOFRRATE + 0.970%, 07/28/2027 (B)	3,465	3,469
4.050%, 05/03/2029	530	512
American International Group
3.875%, 01/15/2035	210	187
American Tower
3.125%, 01/15/2027	226	214
Aon
6.250%, 09/30/2040	19	20
2.600%, 12/02/2031	2,080	1,733
Aon North America
5.750%, 03/01/2054	270	264
5.450%, 03/01/2034	3,451	3,436
5.150%, 03/01/2029	1,219	1,216
Apollo Global Management
5.800%, 05/21/2054	411	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apollo Management Holdings
4.400%, 05/27/2026 (D)	$530	$520
Arthur J Gallagher
3.050%, 03/09/2052	1,370	839
Athene Global Funding
3.205%, 03/08/2027 (D)	635	593
2.950%, 11/12/2026 (D)	1,350	1,272
1.608%, 06/29/2026 (D)	1,880	1,740
Athene Holding
4.125%, 01/12/2028	605	583
Avolon Holdings Funding
5.750%, 03/01/2029 (D)	1,255	1,248
5.750%, 11/15/2029 (D)	1,375	1,366
2.875%, 02/15/2025 (D)	975	955
2.528%, 11/18/2027 (D)	779	701
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	600	654
6.033%, H15T1Y + 1.950%, 03/13/2035 (B)	600	598
Banco Santander
6.938%, 11/07/2033	1,000	1,092
6.607%, 11/07/2028	400	420
6.527%, H15T1Y + 1.650%, 11/07/2027 (B)	400	409
5.538%, H15T1Y + 1.450%, 03/14/2030 (B)	1,000	992
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	193
2.746%, 05/28/2025	1,200	1,169
1.722%, H15T1Y + 0.900%, 09/14/2027 (B)	390	358
Bank of America
5.933%, SOFRRATE + 1.340%, 09/15/2027 (B)	1,461	1,477
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	407	416
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	1,864	1,862
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	625	619
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	2,605	2,457
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	3,093	2,908
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	530	458
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	1,010	837
2.299%, SOFRRATE + 1.220%, 07/21/2032 (B)	45	37
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	4,948	4,586

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.658%, SOFRRATE + 0.910%, 03/11/2027 (B)	$3,685	$3,455
Bank of America MTN
5.000%, 01/21/2044	830	781
4.450%, 03/03/2026	432	425
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	1,140	1,113
4.330%, TSFR3M + 1.782%, 03/15/2050 (B)	260	217
4.250%, 10/22/2026	80	78
4.244%, TSFR3M + 2.076%, 04/24/2038 (B)	179	158
4.200%, 08/26/2024	1,530	1,526
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	1,630	1,302
4.000%, 01/22/2025	1,070	1,060
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	1,900	1,799
3.970%, TSFR3M + 1.332%, 03/05/2029 (B)	625	597
3.824%, TSFR3M + 1.837%, 01/20/2028 (B)	631	608
3.593%, TSFR3M + 1.632%, 07/21/2028 (B)	1,364	1,298
3.500%, 04/19/2026	780	756
3.093%, TSFR3M + 1.352%, 10/01/2025 (B)	965	958
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	690	584
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	265	236
2.496%, TSFR3M + 1.252%, 02/13/2031 (B)	695	601
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	5,495	4,875
1.922%, SOFRRATE + 1.370%, 10/24/2031 (B)	500	409
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	720	679
Bank of Montreal MTN
1.850%, 05/01/2025	880	854
Bank of New York Mellon
4.543%, SOFRRATE + 1.169%, 02/01/2029 (B)	800	784
Bank of New York Mellon MTN
3.250%, 09/11/2024	100	100
1.600%, 04/24/2025	260	252
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(E)	510	500
4.588%, H15T5Y + 2.050%, 05/04/2037 (B)	390	351
1.300%, 06/11/2025	480	461

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays
6.692%, SOFRRATE + 2.620%, 09/13/2034 (B)	$557	$591
5.690%, SOFRRATE + 1.740%, 03/12/2030 (B)	855	857
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	855	856
5.088%, US0003M + 3.054%, 06/20/2030 (B)	1,630	1,558
4.375%, 01/12/2026	2,270	2,232
Barclays MTN
4.972%, US0003M + 1.902%, 05/16/2029 (B)	310	303
Berkshire Hathaway Finance
4.250%, 01/15/2049	870	743
BlackRock Funding
5.250%, 03/14/2054	140	135
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (B)(D)	1,770	1,813
5.497%, SOFRRATE + 1.590%, 05/20/2030 (B)(D)	1,095	1,091
5.176%, SOFRRATE + 1.520%, 01/09/2030 (B)(D)	845	836
5.125%, H15T1Y + 1.450%, 01/13/2029 (B)(D)	1,670	1,655
4.625%, 03/13/2027 (D)	200	195
4.400%, 08/14/2028 (D)	1,087	1,044
3.375%, 01/09/2025 (D)	290	286
2.219%, SOFRRATE + 2.074%, 06/09/2026 (B)(D)	600	580
BNP Paribas MTN
4.375%, USSW5 + 1.483%, 03/01/2033 (B)(D)	400	378
BPCE
5.936%, SOFRRATE + 1.850%, 05/30/2035 (B)(D)	575	573
5.281%, 05/30/2029 (D)	712	709
5.150%, 07/21/2024 (D)	410	410
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (B)(D)	1,560	1,561
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	795	766
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (B)	540	594
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (B)	720	749
6.136%, SOFRRATE + 2.010%, 08/24/2034 (B)	200	208
5.875%, 08/24/2026	1,020	1,032

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	$1,330	$1,347
Chubb INA Holdings
3.350%, 05/03/2026	200	193
3.150%, 03/15/2025	74	73
Chubb INA Holdings MTN
5.000%, 03/15/2034	685	678
CI Financial
3.200%, 12/17/2030	930	733
Citadel
4.875%, 01/15/2027 (D)	660	644
Citibank
5.570%, 04/30/2034	1,760	1,788
5.488%, 12/04/2026	945	950
Citigroup
9.007%, TSFR3M + 3.685%(B)(E)	250	249
8.125%, 07/15/2039	625	781
6.675%, 09/13/2043	70	76
6.625%, 06/15/2032	100	107
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	1,046	1,064
5.950%, TSFR3M + 4.167%(B)(E)	590	586
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	297	294
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	1,765	1,764
5.500%, 09/13/2025	690	689
5.300%, 05/06/2044	225	210
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	2,530	2,515
4.910%, SOFRRATE + 2.086%, 05/24/2033 (B)	370	355
4.750%, 05/18/2046	100	86
4.658%, SOFRRATE + 1.887%, 05/24/2028 (B)	340	335
4.650%, 07/30/2045	903	788
4.450%, 09/29/2027	1,005	980
4.412%, SOFRRATE + 3.914%, 03/31/2031 (B)	640	610
4.400%, 06/10/2025	1,080	1,065
4.300%, 11/20/2026	240	234
4.125%, 07/25/2028	210	202
4.075%, TSFR3M + 1.454%, 04/23/2029 (B)	81	78
3.980%, TSFR3M + 1.600%, 03/20/2030 (B)	1,860	1,756
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	59	50
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	970	864
3.300%, 04/27/2025	120	118
3.106%, SOFRRATE + 2.842%, 04/08/2026 (B)	350	343

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.976%, SOFRRATE + 1.422%, 11/05/2030 (B)	$715	$637
2.666%, SOFRRATE + 1.146%, 01/29/2031 (B)	570	496
2.572%, SOFRRATE + 2.107%, 06/03/2031 (B)	1,575	1,352
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	2,195	1,829
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	360	296
1.462%, SOFRRATE + 0.770%, 06/09/2027 (B)	105	97
Citizens Financial Group
6.645%, SOFRRATE + 2.325%, 04/25/2035 (B)	327	338
5.841%, SOFRRATE + 2.010%, 01/23/2030 (B)	675	673
Constellation Insurance
6.800%, 01/24/2030 (D)	625	611
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,780	1,752
3.758%, H15T1Y + 1.420%, 04/06/2033 (B)(D)	1,790	1,585
3.649%, H15T1Y + 1.220%, 04/06/2028 (B)(D)	420	401
Credit Agricole MTN
4.000%, USSW5 + 1.644%, 01/10/2033 (B)(D)	250	232
1.907%, SOFRRATE + 1.676%, 06/16/2026 (B)(D)	400	385
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (B)(D)	1,115	1,118
3.244%, US0003M + 1.591%, 12/20/2025 (B)(D)	220	217
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (B)(D)	250	252
4.375%, 06/12/2028 (D)	200	192
Deutsche Bank NY
7.079%, SOFRRATE + 3.650%, 02/10/2034 (B)	307	313
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	730	759
5.414%, 05/10/2029	979	978
3.742%, SOFRRATE + 2.257%, 01/07/2033 (B)	793	652
DOC DR
2.625%, 11/01/2031	495	410
F&G Global Funding
1.750%, 06/30/2026 (D)	810	745
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	974
7.050%, 07/15/2028 (D)	1,000	1,028

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, US0003M + 3.744%, 11/01/2053 (B)(D)	$1,650	$1,485
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	1,371	1,369
5.283%, SOFRRATE + 0.777%, 03/18/2027 (B)	1,489	1,484
Goldman Sachs Capital II
6.375%, TSFR3M + 1.029%(B)(E)	10	9
Goldman Sachs Group
6.750%, 10/01/2037	30	32
6.250%, 02/01/2041	1,050	1,115
5.855%, SOFRRATE + 0.486%, 10/21/2024 (B)	1,370	1,370
5.150%, 05/22/2045	820	767
4.750%, 10/21/2045	370	332
4.250%, 10/21/2025	850	835
4.223%, TSFR3M + 1.563%, 05/01/2029 (B)	1,300	1,251
3.814%, TSFR3M + 1.420%, 04/23/2029 (B)	350	332
3.750%, 02/25/2026	345	336
3.691%, TSFR3M + 1.772%, 06/05/2028 (B)	380	363
3.615%, SOFRRATE + 1.846%, 03/15/2028 (B)	170	163
3.500%, 04/01/2025	540	532
3.500%, 11/16/2026	900	864
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	1,130	1,123
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	120	89
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	260	183
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	1,305	1,085
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	2,650	2,176
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	5,430	4,987
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	1,150	1,073
Goldman Sachs Group MTN
3.850%, 07/08/2024	330	330
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	190	182
Healthcare Realty Holdings
3.875%, 05/01/2025	15	15
2.400%, 03/15/2030	170	140
HSBC Bank USA
7.000%, 01/15/2039	275	309

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)		$485	$489
5.733%, SOFRRATE + 1.520%, 05/17/2032 (B)		2,732	2,739
5.597%, SOFRRATE + 1.060%, 05/17/2028 (B)		2,277	2,286
4.762%, SOFRRATE + 2.530%, 03/29/2033 (B)		420	390
4.755%, SOFRRATE + 2.110%, 06/09/2028 (B)		220	216
4.583%, TSFR3M + 1.796%, 06/19/2029 (B)		260	251
4.375%, 11/23/2026		345	336
4.250%, 08/18/2025		560	550
2.804%, SOFRRATE + 1.187%, 05/24/2032 (B)		365	306
2.357%, SOFRRATE + 1.947%, 08/18/2031 (B)		370	309
2.099%, SOFRRATE + 1.929%, 06/04/2026 (B)		2,640	2,552
1.645%, SOFRRATE + 1.538%, 04/18/2026 (B)		330	319
HSBC USA
5.294%, 03/04/2027		1,438	1,442
ILFC E-Capital Trust II
7.409%, TSFR3M + 2.062%, 12/21/2065 (B)(D)		400	331
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	478,000	5,774
Intercontinental Exchange
5.250%, 06/15/2031		$705	709
4.600%, 03/15/2033		710	677
Invitation Homes Operating Partnership
2.000%, 08/15/2031		1,539	1,222
Jackson Financial
3.125%, 11/23/2031		1,405	1,178
Jane Street Group
7.125%, 04/30/2031 (D)		310	318
JPMorgan Chase
8.750%, 09/01/2030		970	1,133
6.138%, TSFR3M + 0.812%, 02/01/2027 (B)		1,590	1,550
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)		3,734	3,831
5.581%, SOFRRATE + 1.160%, 04/22/2030 (B)		1,684	1,711
5.571%, SOFRRATE + 0.930%, 04/22/2028 (B)		2,038	2,054
5.299%, SOFRRATE + 1.450%, 07/24/2029 (B)		1,910	1,916
4.950%, 06/01/2045		70	66
4.452%, TSFR3M + 1.592%, 12/05/2029 (B)		300	291

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.260%, TSFR3M + 1.842%, 02/22/2048 (B)	$84	$70
4.250%, 10/01/2027	720	702
4.203%, TSFR3M + 1.522%, 07/23/2029 (B)	800	770
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	325	279
3.875%, 09/10/2024	1,140	1,136
3.625%, 12/01/2027	230	220
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	130	89
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	300	263
2.950%, 10/01/2026	377	359
2.947%, SOFRRATE + 1.170%, 02/24/2028 (B)	650	612
2.739%, TSFR3M + 1.510%, 10/15/2030 (B)	855	756
2.580%, TSFR3M + 1.250%, 04/22/2032 (B)	40	34
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	1,380	1,149
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	450	389
2.182%, SOFRRATE + 1.890%, 06/01/2028 (B)	410	376
2.083%, SOFRRATE + 1.850%, 04/22/2026 (B)	830	806
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	1,285	1,143
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	660	643
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	1,430	1,163
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	4,085	3,812
1.561%, SOFRRATE + 0.605%, 12/10/2025 (B)	2,070	2,032
1.045%, SOFRRATE + 0.800%, 11/19/2026 (B)	925	869
KKR Group Finance II
5.500%, 02/01/2043 (D)	80	76
Lloyds Banking Group
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	412	410
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	1,693	1,689
4.375%, 03/22/2028	390	378
4.344%, 01/09/2048	200	156
3.870%, H15T1Y + 3.500%, 07/09/2025 (B)	1,190	1,190
M&T Bank
6.082%, SOFRRATE + 2.260%, 03/13/2032 (B)	406	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mercury General
4.400%, 03/15/2027	$935	$902
MetLife
6.400%, 12/15/2036	420	425
5.700%, 06/15/2035	15	16
MetLife Capital Trust IV
7.875%, 12/15/2037 (D)	800	857
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	1,955	1,879
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (D)	700	691
5.000%, 01/06/2026 (D)	335	334
3.300%, 03/21/2029 (D)	500	464
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	1,760	1,759
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	1,620	1,617
4.080%, H15T1Y + 1.300%, 04/19/2028 (B)	400	388
3.837%, H15T1Y + 1.125%, 04/17/2026 (B)	380	374
Morgan Stanley
6.342%, SOFRRATE + 2.560%, 10/18/2033 (B)	912	968
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	1,425	1,421
5.449%, SOFRRATE + 1.630%, 07/20/2029 (B)	960	966
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	770	718
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	3,430	3,516
5.656%, SOFRRATE + 1.260%, 04/18/2030 (B)	1,835	1,866
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	2,010	1,979
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	721	719
4.431%, TSFR3M + 1.890%, 01/23/2030 (B)	10	10
3.971%, US0003M + 1.455%, 07/22/2038 (B)	119	101
3.772%, TSFR3M + 1.402%, 01/24/2029 (B)	1,985	1,889
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	1,920	1,762
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	520	456
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	1,145	946
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	105	86

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.188%, SOFRRATE + 1.990%, 04/28/2026 (B)	$1,300	$1,262
1.794%, SOFRRATE + 1.034%, 02/13/2032 (B)	915	734
1.164%, SOFRRATE + 0.560%, 10/21/2025 (B)	4,740	4,671
Morgan Stanley Bank
5.504%, SOFRRATE + 0.865%, 05/26/2028 (B)	1,109	1,117
4.952%, SOFRRATE + 1.080%, 01/14/2028 (B)	1,428	1,417
Nasdaq
5.550%, 02/15/2034	1,080	1,081
National Securities Clearing
1.500%, 04/23/2025 (D)	330	320
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)	1,375	1,289
Nationwide Mutual Insurance
7.891%, US0003M + 2.290%, 12/15/2024 (B)(D)	3,735	3,738
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	1,085	1,109
4.892%, US0003M + 1.754%, 05/18/2029 (B)	200	195
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	920	852
New York Life Global Funding
0.950%, 06/24/2025 (D)	340	325
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (D)	1,285	1,287
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	1,112	755
PNC Bank
3.875%, 04/10/2025	430	424
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	880	959
6.037%, SOFRINDX + 2.140%, 10/28/2033 (B)	550	567
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	250	250
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	200	201
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	690	698
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	1,465	1,445
1.250%, 06/23/2025 (D)	160	154
Prudential Financial MTN
5.625%, 05/12/2041	10	10
Royal Bank of Canada MTN
5.150%, 02/01/2034	390	387

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.150%, 06/10/2025	$460	$442
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/2035 (B)	824	821
4.500%, 07/17/2025	80	79
Santander UK Group Holdings
2.469%, SOFRRATE + 1.220%, 01/11/2028 (B)	510	470
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	1,055	975
1.532%, H15T1Y + 1.250%, 08/21/2026 (B)	235	224
Scentre Group Trust 1
3.625%, 01/28/2026 (D)	635	618
Societe Generale
7.132%, H15T1Y + 2.950%, 01/19/2055 (B)(D)	308	295
5.634%, H15T1Y + 1.750%, 01/19/2030 (B)(D)	702	692
Societe Generale MTN
7.367%, 01/10/2053 (D)	675	665
2.625%, 01/22/2025 (D)	735	721
State Street
3.300%, 12/16/2024	70	69
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	124	138
4.900%, 09/15/2044 (D)	240	212
3.300%, 05/15/2050 (D)	2,455	1,633
The Vanguard Group
3.050%, 08/22/2050	670	416
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	510	481
2.800%, 03/10/2027	570	535
1.150%, 06/12/2025	460	442
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	1,295	1,375
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	470	473
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	406	404
5.435%, SOFRRATE + 1.620%, 01/24/2030 (B)	950	948
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	1,590	1,564
UBS
7.950%, 01/09/2025	1,220	1,233
7.500%, 02/15/2028	1,240	1,327
5.650%, 09/11/2028	649	661
4.500%, 06/26/2048	440	386
2.950%, 04/09/2025	520	510
UBS MTN
3.700%, 02/21/2025	1,320	1,303

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
9.250%, H15T5Y + 4.745%(B)(D)(E)	$1,030	$1,108
9.250%, H15T5Y + 4.758%(B)(D)(E)	230	258
9.016%, SOFRRATE + 5.020%, 11/15/2033 (B)(D)	300	362
7.750%, USISSO05 + 4.160%(B)(D)(E)	220	224
5.699%, H15T1Y + 1.770%, 02/08/2035 (B)(D)	1,376	1,375
5.617%, USISSO01 + 1.340%, 09/13/2030 (B)(D)	1,122	1,127
4.751%, H15T1Y + 1.750%, 05/12/2028 (B)(D)	360	352
4.488%, H15T1Y + 1.550%, 05/12/2026 (B)(D)	320	316
4.282%, 01/09/2028 (D)	625	599
4.253%, 03/23/2028 (D)	350	335
4.194%, SOFRRATE + 3.730%, 04/01/2031 (B)(D)	1,200	1,120
4.125%, 09/24/2025 (D)	200	196
3.750%, 03/26/2025	1,085	1,070
3.091%, SOFRRATE + 1.730%, 05/14/2032 (B)(D)	994	848
2.746%, H15T1Y + 1.100%, 02/11/2033 (B)(D)	210	172
2.593%, SOFRRATE + 1.560%, 09/11/2025 (B)(D)	760	755
2.193%, SOFRRATE + 2.044%, 06/05/2026 (B)(D)	1,070	1,034
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	925	939
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	255	259
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	490	497
5.727%, SOFRRATE + 1.430%, 10/21/2026 (B)	170	170
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	505	507
5.384%, SOFRRATE + 1.560%, 01/23/2030 (B)	580	582
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	865	820
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	1,635	1,600
1.450%, 05/12/2025	780	753
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (B)	70	65
WEA Finance
4.750%, 09/17/2044 (D)	230	176
3.750%, 09/17/2024 (D)	990	982
Wells Fargo
7.950%, 11/15/2029	495	549

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	$1,090	$1,162
6.303%, SOFRRATE + 1.790%, 10/23/2029 (B)	411	426
6.090%, TSFR3M + 0.762%, 01/15/2027 (B)	1,200	1,176
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	450	445
5.375%, 11/02/2043	340	319
3.000%, 10/23/2026	1,030	978
2.188%, SOFRRATE + 2.000%, 04/30/2026 (B)	1,765	1,714
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (B)	1,630	1,644
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	767	774
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	620	619
5.198%, SOFRRATE + 1.500%, 01/23/2030 (B)	2,726	2,715
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	3,550	3,234
4.900%, 11/17/2045	839	729
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)	2,722	2,618
4.750%, 12/07/2046	650	550
4.650%, 11/04/2044	241	204
4.478%, TSFR3M + 4.032%, 04/04/2031 (B)	1,880	1,800
4.400%, 06/14/2046	1,270	1,024
4.150%, 01/24/2029	1,010	971
3.526%, SOFRRATE + 1.510%, 03/24/2028 (B)	2,075	1,979
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	3,090	2,680
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	1,685	1,613
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	20	18
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	75	69
2.164%, TSFR3M + 1.012%, 02/11/2026 (B)	1,165	1,140

		337,125

Health Care — 2.6%
Abbott Laboratories
4.750%, 11/30/2036	260	253
AbbVie
5.500%, 03/15/2064	225	222
5.400%, 03/15/2054	678	671
5.050%, 03/15/2034	1,047	1,044
4.950%, 03/15/2031	666	664

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 11/14/2048	$70	$64
4.800%, 03/15/2027	677	674
4.800%, 03/15/2029	1,277	1,272
4.625%, 10/01/2042	38	34
4.550%, 03/15/2035	668	634
4.500%, 05/14/2035	1,377	1,299
4.250%, 11/21/2049	1,567	1,306
4.050%, 11/21/2039	284	247
3.800%, 03/15/2025	460	454
3.600%, 05/14/2025	210	207
3.200%, 11/21/2029	2,168	1,989
2.950%, 11/21/2026	380	362
2.600%, 11/21/2024	1,820	1,800
Aetna
3.875%, 08/15/2047	90	65
Alcon Finance
5.375%, 12/06/2032 (D)	725	726
3.000%, 09/23/2029 (D)	1,975	1,788
2.600%, 05/27/2030 (D)	200	174
Amgen
6.375%, 06/01/2037	910	973
5.650%, 03/02/2053	1,999	1,969
5.150%, 11/15/2041	332	310
4.663%, 06/15/2051	269	230
4.400%, 05/01/2045	375	315
3.150%, 02/21/2040	190	142
2.770%, 09/01/2053	263	157
2.000%, 01/15/2032	1,515	1,220
Astrazeneca Finance
5.000%, 02/26/2034	547	544
Bausch Health
7.250%, 05/30/2029 (D)	170	88
6.250%, 02/15/2029 (D)	500	255
5.500%, 11/01/2025 (D)	20	19
Bayer US Finance
6.875%, 11/21/2053 (D)	500	514
3.375%, 10/08/2024 (D)	800	794
Bayer US Finance II
4.875%, 06/25/2048 (D)	1,795	1,443
4.625%, 06/25/2038 (D)	420	353
4.375%, 12/15/2028 (D)	4,193	3,982
Becton Dickinson
5.081%, 06/07/2029	546	546
4.685%, 12/15/2044	264	233
3.734%, 12/15/2024	287	284
3.700%, 06/06/2027	121	116
Bristol-Myers Squibb
5.750%, 02/01/2031	1,105	1,147
5.650%, 02/22/2064	517	505
5.550%, 02/22/2054	160	158
5.200%, 02/22/2034	810	808
5.100%, 02/22/2031	290	291
4.550%, 02/20/2048	129	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.350%, 11/15/2047	$51	$43
3.400%, 07/26/2029	124	116
2.900%, 07/26/2024	785	783
Centene
4.625%, 12/15/2029	390	369
4.250%, 12/15/2027	260	248
3.375%, 02/15/2030	230	204
3.000%, 10/15/2030	1,938	1,657
2.625%, 08/01/2031	40	33
Cigna Group
4.900%, 12/15/2048	830	730
4.800%, 08/15/2038	500	459
4.375%, 10/15/2028	810	787
3.400%, 03/01/2027	380	363
3.400%, 03/15/2051	588	400
CommonSpirit Health
4.350%, 11/01/2042	110	93
3.347%, 10/01/2029	251	230
2.782%, 10/01/2030	1,135	983
CVS Health
6.050%, 06/01/2054	885	868
5.125%, 07/20/2045	670	590
5.050%, 03/25/2048	2,979	2,567
5.000%, 02/20/2026	1,295	1,285
4.780%, 03/25/2038	565	504
4.300%, 03/25/2028	809	781
4.250%, 04/01/2050	30	23
4.125%, 04/01/2040	160	129
3.875%, 07/20/2025	515	506
3.750%, 04/01/2030	540	497
3.625%, 04/01/2027	360	345
2.700%, 08/21/2040	500	332
2.125%, 09/15/2031	370	297
1.875%, 02/28/2031	1,660	1,332
CVS Pass-Through Trust
5.926%, 01/10/2034 (D)	58	57
DH Europe Finance II Sarl
2.200%, 11/15/2024	657	649
Elevance Health
5.375%, 06/15/2034	412	414
5.150%, 06/15/2029	590	592
4.625%, 05/15/2042	41	36
4.550%, 05/15/2052	250	210
4.100%, 05/15/2032	270	250
3.650%, 12/01/2027	220	210
3.500%, 08/15/2024	90	90
3.350%, 12/01/2024	745	738
Eli Lilly
5.100%, 02/09/2064	880	841
5.000%, 02/09/2054	485	463
4.700%, 02/09/2034	1,278	1,253
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	1,345	1,226

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gilead Sciences
5.650%, 12/01/2041	$35	$35
4.750%, 03/01/2046	380	339
4.500%, 02/01/2045	10	8
4.000%, 09/01/2036	273	241
3.650%, 03/01/2026	460	447
HCA
6.000%, 04/01/2054	1,315	1,299
5.900%, 06/01/2053	630	614
5.875%, 02/01/2029	410	417
5.625%, 09/01/2028	60	61
5.500%, 06/15/2047	60	55
5.375%, 02/01/2025	160	159
5.375%, 09/01/2026	155	155
5.250%, 04/15/2025	820	816
5.250%, 06/15/2026	650	647
5.250%, 06/15/2049	181	161
4.500%, 02/15/2027	20	20
4.125%, 06/15/2029	1,434	1,358
3.500%, 09/01/2030	1,630	1,470
3.500%, 07/15/2051	672	449
2.375%, 07/15/2031	751	617
Humana
4.950%, 10/01/2044	60	52
4.800%, 03/15/2047	30	25
4.625%, 12/01/2042	170	143
4.500%, 04/01/2025	80	79
3.950%, 03/15/2027	70	68
3.700%, 03/23/2029	3,205	3,006
2.150%, 02/03/2032	130	104
Johnson & Johnson
3.625%, 03/03/2037	260	227
3.400%, 01/15/2038	173	145
Medline Borrower
6.250%, 04/01/2029 (D)	370	374
Medtronic
4.625%, 03/15/2045	9	8
Merck
1.450%, 06/24/2030	300	248
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	617
Pfizer
4.000%, 12/15/2036	705	633
2.625%, 04/01/2030	440	390
1.700%, 05/28/2030	420	354
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	535	505
5.300%, 05/19/2053	1,249	1,205
4.750%, 05/19/2033	2,184	2,128
Royalty Pharma
1.200%, 09/02/2025	535	508
Solventum
5.900%, 04/30/2054 (D)	660	631

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.600%, 03/23/2034 (D)	$830	$815
5.450%, 03/13/2031 (D)	630	622
5.400%, 03/01/2029 (D)	630	628
Teva Pharmaceutical Finance Netherlands III BV
8.125%, 09/15/2031	200	222
7.125%, 01/31/2025	390	391
5.125%, 05/09/2029	1,780	1,712
4.750%, 05/09/2027	200	193
3.150%, 10/01/2026	1,580	1,483
UnitedHealth Group
5.875%, 02/15/2053	1,174	1,219
5.800%, 03/15/2036	280	293
5.500%, 04/15/2064	139	135
5.375%, 04/15/2054	930	903
5.000%, 04/15/2034	460	454
4.900%, 04/15/2031	559	554
4.625%, 07/15/2035	163	156
4.600%, 04/15/2027	559	554
4.450%, 12/15/2048	90	77
4.250%, 04/15/2047	450	374
4.250%, 06/15/2048	110	91
4.200%, 05/15/2032	290	273
4.000%, 05/15/2029	420	404
3.875%, 12/15/2028	170	163
3.875%, 08/15/2059	360	266
3.700%, 08/15/2049	150	113
3.125%, 05/15/2060	50	32
3.050%, 05/15/2041	127	94
2.300%, 05/15/2031	80	67
2.000%, 05/15/2030	140	119
1.250%, 01/15/2026	170	160
Universal Health Services
1.650%, 09/01/2026	685	630
Wyeth
5.950%, 04/01/2037	470	495

		92,549

Industrials — 2.2%
Adani International Container Terminal Pvt
3.000%, 02/16/2031 (D)	240	201
AerCap Ireland Capital DAC
6.450%, 04/15/2027	929	950
3.500%, 01/15/2025	232	229
3.300%, 01/30/2032	1,590	1,366
3.000%, 10/29/2028	5,245	4,767
2.450%, 10/29/2026	3,530	3,293
1.650%, 10/29/2024	365	360
Air Lease
3.625%, 04/01/2027	221	208
3.625%, 12/01/2027	216	204
3.375%, 07/01/2025	310	303
3.250%, 03/01/2025	1,645	1,616

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Lease MTN
3.000%, 02/01/2030	$1,320	$1,169
2.300%, 02/01/2025	355	347
American Airlines
8.500%, 05/15/2029 (D)	350	364
BAE Systems
5.250%, 03/26/2031 (D)	1,185	1,182
Boeing
7.008%, 05/01/2064 (D)	283	290
6.858%, 05/01/2054 (D)	424	435
6.528%, 05/01/2034 (D)	954	977
6.388%, 05/01/2031 (D)	1,452	1,478
6.298%, 05/01/2029 (D)	1,579	1,601
6.259%, 05/01/2027 (D)	282	284
5.805%, 05/01/2050	1,856	1,672
5.150%, 05/01/2030	90	86
4.875%, 05/01/2025	2,075	2,053
3.750%, 02/01/2050	270	177
3.550%, 03/01/2038	196	142
3.250%, 02/01/2035	120	92
3.200%, 03/01/2029	420	372
3.100%, 05/01/2026	160	152
2.800%, 03/01/2027	190	175
2.700%, 02/01/2027	140	129
2.196%, 02/04/2026	1,120	1,053
Builders FirstSource
4.250%, 02/01/2032 (D)	80	71
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	107
5.400%, 06/01/2041	50	49
5.200%, 04/15/2054	284	272
4.450%, 01/15/2053	108	92
4.150%, 12/15/2048	150	122
4.050%, 06/15/2048	124	100
2.875%, 06/15/2052	120	76
Canadian Pacific Railway
6.125%, 09/15/2115	44	45
Carrier Global
3.577%, 04/05/2050	30	22
Caterpillar Financial Services
4.500%, 01/08/2027	669	662
Caterpillar Financial Services MTN
5.000%, 05/14/2027	814	815
4.850%, 02/27/2029	812	812
Cintas No. 2
4.000%, 05/01/2032	1,190	1,118
3.700%, 04/01/2027	400	385
Crowley Conro
4.181%, 08/15/2043	385	346
Daimler Truck Finance North America
5.125%, 09/25/2029 (D)	229	227
Deere
3.750%, 04/15/2050	190	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.100%, 04/15/2030	$100	$91
Delta Air Lines
7.375%, 01/15/2026	580	592
4.750%, 10/20/2028 (D)	1,321	1,287
4.500%, 10/20/2025 (D)	245	242
4.375%, 04/19/2028	153	147
2.900%, 10/28/2024	60	59
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,163	2,875
DP World MTN
5.625%, 09/25/2048 (D)	990	940
Eaton
4.150%, 11/02/2042	140	119
Emerson Electric
2.800%, 12/21/2051	280	176
General Dynamics
4.250%, 04/01/2040	330	290
4.250%, 04/01/2050	200	168
General Electric MTN
6.064%, TSFR3M + 0.742%, 08/15/2036 (B)	2,400	2,275
GFL Environmental
6.750%, 01/15/2031 (D)	330	337
Honeywell International
5.350%, 03/01/2064	279	271
5.250%, 03/01/2054	279	271
5.000%, 03/01/2035	800	793
John Deere Capital
4.500%, 01/08/2027	936	927
4.500%, 01/16/2029	936	920
John Deere Capital MTN
5.150%, 09/08/2026	928	930
5.100%, 04/11/2034	677	675
5.050%, 06/12/2034	858	852
4.950%, 07/14/2028	212	212
4.900%, 06/11/2027	819	817
4.850%, 06/11/2029	956	953
4.150%, 09/15/2027	534	522
L3Harris Technologies
5.054%, 04/27/2045	180	166
4.854%, 04/27/2035	80	76
Lockheed Martin
5.200%, 02/15/2064	550	520
4.800%, 08/15/2034	558	545
4.500%, 05/15/2036	90	84
4.150%, 06/15/2053	1,220	984
4.070%, 12/15/2042	91	77
3.900%, 06/15/2032	230	215
Mileage Plus Holdings
6.500%, 06/20/2027 (D)	331	332
Northrop Grumman
5.250%, 05/01/2050	350	332

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 06/01/2034	$900	$875
4.030%, 10/15/2047	192	152
3.250%, 01/15/2028	1,074	1,012
2.930%, 01/15/2025	810	798
Otis Worldwide
3.112%, 02/15/2040	315	234
2.056%, 04/05/2025	220	214
Owens Corning
5.950%, 06/15/2054	247	249
5.700%, 06/15/2034	412	416
Parker-Hannifin
4.250%, 09/15/2027	760	740
Prime Security Services Borrower
5.750%, 04/15/2026 (D)	320	317
Protective Life Global Funding
1.618%, 04/15/2026 (D)	2,170	2,031
Republic Services
5.200%, 11/15/2034	680	675
5.000%, 11/15/2029	547	545
3.950%, 05/15/2028	335	322
1.450%, 02/15/2031	1,285	1,019
RTX
6.400%, 03/15/2054	552	602
6.100%, 03/15/2034	547	576
6.000%, 03/15/2031	410	427
RTX Corp
4.625%, 11/16/2048	51	44
4.500%, 06/01/2042	320	277
4.450%, 11/16/2038	63	56
4.150%, 05/15/2045	59	48
4.125%, 11/16/2028	280	269
3.950%, 08/16/2025	190	187
3.150%, 12/15/2024	200	197
3.030%, 03/15/2052	430	274
2.250%, 07/01/2030	420	359
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	250	234
Spirit Loyalty Cayman
8.000%, 09/20/2025 (D)	375	274
TransDigm
7.125%, 12/01/2031 (D)	330	340
6.625%, 03/01/2032 (D)	220	222
6.375%, 03/01/2029 (D)	200	201
Union Pacific
3.839%, 03/20/2060	1,030	756
3.750%, 02/05/2070	230	160
3.250%, 02/05/2050	480	335
2.891%, 04/06/2036	1,595	1,285
2.800%, 02/14/2032	345	298
2.375%, 05/20/2031	254	216
United Airlines
4.625%, 04/15/2029 (D)	510	475
4.375%, 04/15/2026 (D)	300	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Airlines Class A Pass-Through Trust
5.800%, 01/15/2036	$2,100	$2,132
United Parcel Service
5.200%, 04/01/2040	240	235
United Rentals North America
6.125%, 03/15/2034 (D)	570	568
4.875%, 01/15/2028	150	145
3.875%, 11/15/2027	100	94
3.875%, 02/15/2031	920	821
3.750%, 01/15/2032	300	261
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	365	361
Waste Connections
5.000%, 03/01/2034	440	430

		77,317

Information Technology — 1.3%
Adobe
4.950%, 04/04/2034	810	806
4.800%, 04/04/2029	679	680
Analog Devices
5.300%, 04/01/2054	489	477
5.050%, 04/01/2034	543	541
Apple
3.950%, 08/08/2052	512	416
3.200%, 05/13/2025	64	63
2.650%, 05/11/2050	212	135
2.650%, 02/08/2051	164	104
2.375%, 02/08/2041	195	134
Applied Materials
4.800%, 06/15/2029	273	273
Broadcom
4.926%, 05/15/2037 (D)	1,150	1,082
4.150%, 11/15/2030	370	349
3.419%, 04/15/2033 (D)	529	456
3.187%, 11/15/2036 (D)	10	8
3.150%, 11/15/2025	314	304
3.137%, 11/15/2035 (D)	1,040	833
2.450%, 02/15/2031 (D)	418	352
Cisco Systems
5.300%, 02/26/2054	406	398
5.050%, 02/26/2034	1,998	1,996
4.950%, 02/26/2031	541	541
4.800%, 02/26/2027	812	810
CommScope
4.750%, 09/01/2029 (D)	140	97
Dell International
6.020%, 06/15/2026	29	29
Global Payments
4.450%, 06/01/2028	1,845	1,783
Intel
5.900%, 02/10/2063	373	372

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.700%, 02/10/2053	$533	$524
5.625%, 02/10/2043	153	152
5.600%, 02/21/2054	406	393
5.125%, 02/10/2030	320	321
5.000%, 02/21/2031	407	405
4.750%, 03/25/2050	170	146
3.050%, 08/12/2051	270	171
2.800%, 08/12/2041	230	159
1.600%, 08/12/2028	540	473
Intuit
5.500%, 09/15/2053	531	533
5.250%, 09/15/2026	664	667
5.200%, 09/15/2033	530	532
5.125%, 09/15/2028	530	535
KLA
4.700%, 02/01/2034	540	525
3.300%, 03/01/2050	219	154
Kyndryl Holdings
2.050%, 10/15/2026	925	853
Marvell Technology
5.950%, 09/15/2033	398	411
5.750%, 02/15/2029	398	406
Mastercard
3.850%, 03/26/2050	80	63
Micron Technology
5.875%, 02/09/2033	397	405
5.375%, 04/15/2028	1,340	1,346
5.300%, 01/15/2031	350	349
Microsoft
3.450%, 08/08/2036	1,030	898
2.921%, 03/17/2052	105	71
NVIDIA
3.700%, 04/01/2060	310	234
2.850%, 04/01/2030	230	209
NXP BV
2.700%, 05/01/2025	280	273
Open Text
6.900%, 12/01/2027 (D)	304	316
Oracle
6.900%, 11/09/2052	290	325
4.650%, 05/06/2030	330	323
4.000%, 07/15/2046	464	354
3.950%, 03/25/2051	1,596	1,180
3.900%, 05/15/2035	1,615	1,400
3.800%, 11/15/2037	2,255	1,858
3.600%, 04/01/2040	915	703
3.600%, 04/01/2050	140	98
2.950%, 11/15/2024	315	312
2.950%, 04/01/2030	860	765
2.875%, 03/25/2031	1,040	898
1.650%, 03/25/2026	890	834
PayPal Holdings
2.300%, 06/01/2030	1,685	1,453

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.650%, 06/01/2025	$400	$386
Prosus
3.832%, 02/08/2051 (D)	320	208
Prosus MTN
4.027%, 08/03/2050 (D)	730	493
3.061%, 07/13/2031 (D)	2,100	1,738
QUALCOMM
6.000%, 05/20/2053	603	651
Roper Technologies
1.000%, 09/15/2025	420	398
Salesforce
3.700%, 04/11/2028	670	646
Sprint Capital
8.750%, 03/15/2032	1,435	1,726
Texas Instruments
5.150%, 02/08/2054	270	258
5.000%, 03/14/2053	589	553
4.150%, 05/15/2048	300	249
1.750%, 05/04/2030	290	245
TSMC Global
1.375%, 09/28/2030 (D)	675	546
Visa
4.300%, 12/14/2045	690	599
3.650%, 09/15/2047	235	182
VMware
1.400%, 08/15/2026	375	345
1.000%, 08/15/2024	831	826
Vontier
1.800%, 04/01/2026	495	463

		45,578

Materials — 1.0%
Amcor Finance USA
3.625%, 04/28/2026	2,425	2,341
Anglo American Capital
5.750%, 04/05/2034 (D)	1,307	1,304
4.750%, 04/10/2027 (D)	720	707
4.000%, 09/11/2027 (D)	200	192
3.625%, 09/11/2024 (D)	710	706
ArcelorMittal
7.000%, 10/15/2039	120	129
6.000%, 06/17/2034	1,400	1,399
Ball
3.125%, 09/15/2031	370	313
Barrick North America Finance
5.750%, 05/01/2043	290	288
5.700%, 05/30/2041	509	503
Berry Global
5.650%, 01/15/2034 (D)	450	440
1.650%, 01/15/2027	2,985	2,718
BHP Billiton Finance USA
5.000%, 09/30/2043	410	382
4.125%, 02/24/2042	40	34

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Celanese US Holdings
6.550%, 11/15/2030	$1,840	$1,923
6.379%, 07/15/2032	622	639
6.050%, 03/15/2025	345	345
Dow Chemical
5.600%, 02/15/2054	405	390
5.250%, 11/15/2041	25	23
5.150%, 02/15/2034	542	530
4.800%, 05/15/2049	360	307
DuPont de Nemours
4.493%, 11/15/2025	830	818
First Quantum Minerals
9.375%, 03/01/2029 (D)	200	209
6.875%, 10/15/2027 (D)	220	215
Freeport-McMoRan
5.450%, 03/15/2043	785	746
4.625%, 08/01/2030	180	173
4.550%, 11/14/2024	40	40
Glencore Funding
5.634%, 04/04/2034 (D)	947	932
5.371%, 04/04/2029 (D)	1,085	1,080
4.000%, 03/27/2027 (D)	1,200	1,157
3.875%, 10/27/2027 (D)	220	210
International Flavors & Fragrances
5.000%, 09/26/2048	1,535	1,316
4.375%, 06/01/2047	230	177
3.468%, 12/01/2050 (D)	55	36
3.268%, 11/15/2040 (D)	535	379
2.300%, 11/01/2030 (D)	1,425	1,188
1.832%, 10/15/2027 (D)	130	116
LYB International Finance III
5.500%, 03/01/2034	745	737
3.625%, 04/01/2051	547	376
MEGlobal BV MTN
4.250%, 11/03/2026 (D)	680	657
OCP
7.500%, 05/02/2054 (D)	230	235
6.750%, 05/02/2034 (D)	1,510	1,549
5.125%, 06/23/2051 (D)	360	270
4.500%, 10/22/2025 (D)	400	392
3.750%, 06/23/2031 (D)	410	353
Orbia Advance
2.875%, 05/11/2031 (D)	780	645
1.875%, 05/11/2026 (D)	820	765
Southern Copper
5.250%, 11/08/2042	2,620	2,446
Suzano Austria GmbH
3.750%, 01/15/2031	1,280	1,115
Teck Resources
6.250%, 07/15/2041	5	5
6.000%, 08/15/2040	30	30
Vale Overseas
6.875%, 11/21/2036	874	938

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 08/10/2026	$32	$32

		34,950

Real Estate — 0.8%
Agree
2.600%, 06/15/2033	115	90
2.000%, 06/15/2028	500	442
American Assets Trust
3.375%, 02/01/2031	1,370	1,123
American Homes 4 Rent
5.500%, 07/15/2034	547	538
4.300%, 04/15/2052	701	543
3.625%, 04/15/2032	1,479	1,293
American Tower
5.900%, 11/15/2033	402	412
5.650%, 03/15/2033	1,143	1,150
5.550%, 07/15/2033	1,280	1,279
5.500%, 03/15/2028	533	536
2.950%, 01/15/2051	133	83
2.700%, 04/15/2031	1,900	1,607
1.875%, 10/15/2030	880	716
AvalonBay Communities MTN
2.450%, 01/15/2031	505	430
Boston Properties
3.400%, 06/21/2029	720	640
Brandywine Operating Partnership
3.950%, 11/15/2027	17	15
Brixmor Operating Partnership
2.500%, 08/16/2031	441	363
Camden Property Trust
2.800%, 05/15/2030	265	235
Crown Castle
5.800%, 03/01/2034	827	835
2.900%, 04/01/2041	244	169
2.100%, 04/01/2031	453	367
DOC DR
3.950%, 01/15/2028	30	29
Equinix
3.900%, 04/15/2032	1,715	1,559
Essex Portfolio
2.550%, 06/15/2031	238	198
Extra Space Storage
3.900%, 04/01/2029	226	213
3.875%, 12/15/2027	5	5
2.550%, 06/01/2031	735	612
2.400%, 10/15/2031	525	431
2.200%, 10/15/2030	371	308
GLP Capital
5.375%, 04/15/2026	695	689
5.250%, 06/01/2025	80	79
4.000%, 01/15/2030	68	62
4.000%, 01/15/2031	50	45
3.250%, 01/15/2032	1,256	1,056

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Healthcare Realty Holdings
3.625%, 01/15/2028	$115	$106
3.100%, 02/15/2030	1,570	1,373
2.050%, 03/15/2031	273	211
Hudson Pacific Properties
4.650%, 04/01/2029	470	362
3.950%, 11/01/2027	1,173	981
3.250%, 01/15/2030	15	10
Invitation Homes Operating Partnership
5.500%, 08/15/2033	189	186
4.150%, 04/15/2032	599	547
LXP Industrial Trust
6.750%, 11/15/2028	295	306
Mid-America Apartments
5.300%, 02/15/2032	410	408
Realty Income
5.625%, 10/13/2032	202	205
5.125%, 02/15/2034	578	561
4.900%, 07/15/2033	397	380
3.400%, 01/15/2030	276	251
2.850%, 12/15/2032	334	275
2.200%, 06/15/2028	247	221
2.100%, 03/15/2028	258	231
Regency Centers
5.250%, 01/15/2034	541	527
2.950%, 09/15/2029	631	566
Rexford Industrial Realty
2.150%, 09/01/2031	512	408
Sabra Health Care
3.900%, 10/15/2029	715	646
Service Properties Trust
8.375%, 06/15/2029	350	344
Store Capital
4.625%, 03/15/2029	294	278
4.500%, 03/15/2028	265	252
2.750%, 11/18/2030	407	337
2.700%, 12/01/2031	160	128
Sun Communities Operating
4.200%, 04/15/2032	599	537
VICI Properties
5.125%, 05/15/2032	416	396
4.950%, 02/15/2030	160	154
4.625%, 06/15/2025 (D)	75	74
4.500%, 01/15/2028 (D)	208	200
4.125%, 08/15/2030 (D)	39	36
3.875%, 02/15/2029 (D)	305	282

		29,931

Utilities — 2.2%
AEP Texas
6.650%, 02/15/2033	500	524
AEP Transmission
5.150%, 04/01/2034	2,230	2,179

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Alabama Power
3.700%, 12/01/2047	$965	$717
Alliant Energy Finance
3.600%, 03/01/2032 (D)	300	261
American Electric Power
5.699%, 08/15/2025	875	876
American Transmission Systems
2.650%, 01/15/2032 (D)	1,386	1,153
Baltimore Gas and Electric
2.250%, 06/15/2031	357	297
Berkshire Hathaway Energy
2.850%, 05/15/2051	1,060	646
Boston Gas
4.487%, 02/15/2042 (D)	35	29
Brooklyn Union Gas
6.388%, 09/15/2033 (D)	200	204
CenterPoint Energy Houston Electric
5.200%, 10/01/2028	399	403
5.150%, 03/01/2034	2,525	2,505
3.600%, 03/01/2052	264	191
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (D)	885	896
Cleco Power
6.000%, 12/01/2040	700	693
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)	270	216
Consolidated Edison of New York
5.900%, 11/15/2053	267	273
5.700%, 05/15/2054	273	272
5.500%, 03/15/2034	681	692
5.375%, 05/15/2034	411	413
4.450%, 03/15/2044	805	686
3.950%, 04/01/2050	130	102
3.350%, 04/01/2030	180	165
3.200%, 12/01/2051	81	53
Constellation Energy Generation
5.600%, 03/01/2028	935	947
Consumers 2023 Securitization Funding
5.550%, 03/01/2028	810	810
Dominion Energy
3.071%, 08/15/2024 (C)	980	976
DTE Electric
3.650%, 03/01/2052	191	140
2.950%, 03/01/2050	417	269
DTE Energy
5.850%, 06/01/2034	383	388
2.529%, 10/01/2024 (C)	830	822
1.050%, 06/01/2025	1,055	1,012
Duke Energy
3.500%, 06/15/2051	221	149
3.150%, 08/15/2027	280	264
0.900%, 09/15/2025	705	668

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas
5.400%, 01/15/2054	$267	$256
5.350%, 01/15/2053	785	746
4.950%, 01/15/2033	1,322	1,299
4.250%, 12/15/2041	878	734
4.000%, 09/30/2042	1,000	805
3.550%, 03/15/2052	323	228
2.850%, 03/15/2032	443	380
2.550%, 04/15/2031	163	139
Duke Energy Florida
5.875%, 11/15/2033	140	145
3.200%, 01/15/2027	295	282
2.400%, 12/15/2031	356	296
Duke Energy Indiana
4.200%, 03/15/2042	30	25
2.750%, 04/01/2050	280	169
Duke Energy Ohio
5.250%, 04/01/2033	990	981
Duke Energy Progress
4.100%, 05/15/2042	425	348
2.500%, 08/15/2050	360	207
Electricite de France
6.000%, 04/22/2064 (D)	840	781
Entergy Arkansas
5.150%, 01/15/2033	535	529
2.650%, 06/15/2051	321	187
Evergy Metro
5.300%, 10/01/2041	100	95
Eversource Energy
5.950%, 02/01/2029	3,520	3,597
5.950%, 07/15/2034	326	329
5.850%, 04/15/2031	543	550
Exelon
5.625%, 06/15/2035	760	758
FirstEnergy
4.150%, 07/15/2027	940	902
1.600%, 01/15/2026	180	169
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (D)	275	275
5.150%, 03/30/2026 (D)	268	266
4.300%, 01/15/2029 (D)	420	404
3.250%, 03/15/2028 (D)	348	326
FirstEnergy Transmission
5.450%, 07/15/2044 (D)	35	33
Florida Power & Light
5.600%, 06/15/2054	357	361
4.400%, 05/15/2028	1,275	1,252
Indiana Michigan Power
4.550%, 03/15/2046	325	273
Interstate Power and Light
5.700%, 10/15/2033	1,755	1,775
Jersey Central Power & Light
2.750%, 03/01/2032 (D)	1,817	1,502

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeySpan Gas East
5.994%, 03/06/2033 (D)	$55	$55
3.586%, 01/18/2052 (D)	2,595	1,710
2.742%, 08/15/2026 (D)	1,025	967
Louisville Gas and Electric
5.450%, 04/15/2033	1,300	1,306
MidAmerican Energy
4.800%, 09/15/2043	830	749
2.700%, 08/01/2052	309	185
Mid-Atlantic Interstate Transmission
4.100%, 05/15/2028 (D)	162	156
Mississippi Power
4.250%, 03/15/2042	182	149
3.100%, 07/30/2051	428	271
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	275	269
NextEra Energy Capital Holdings
6.051%, 03/01/2025	1,095	1,097
5.250%, 03/15/2034	1,015	997
NiSource
5.800%, 02/01/2042	149	145
5.350%, 04/01/2034	1,240	1,216
Northern States Power
5.400%, 03/15/2054	216	208
NSTAR Electric
5.400%, 06/01/2034	412	412
Oncor Electric Delivery
5.550%, 06/15/2054 (D)	464	455
Pacific Gas and Electric
6.100%, 01/15/2029	1,540	1,576
5.800%, 05/15/2034	859	854
4.950%, 07/01/2050	1,141	943
4.750%, 02/15/2044	120	98
4.200%, 06/01/2041	207	162
3.950%, 12/01/2047	845	605
3.500%, 08/01/2050	265	173
3.300%, 08/01/2040	60	43
2.500%, 02/01/2031	1,595	1,315
2.100%, 08/01/2027	1,705	1,538
PacifiCorp
2.900%, 06/15/2052	1,330	784
PECO Energy
4.150%, 10/01/2044	900	737
2.850%, 09/15/2051	431	266
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	500	493
Piedmont Natural Gas
5.400%, 06/15/2033	250	250
3.350%, 06/01/2050	1,396	916
Public Service Electric and Gas MTN
5.125%, 03/15/2053	545	517

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.700%, 05/01/2050	$167	$105
2.050%, 08/01/2050	100	54
1.900%, 08/15/2031	613	496
Public Service Enterprise Group
5.875%, 10/15/2028	547	559
5.450%, 04/01/2034	459	455
5.200%, 04/01/2029	407	406
Public Service of Colorado
5.250%, 04/01/2053	1,090	996
Public Service of Oklahoma
3.150%, 08/15/2051	241	155
Southern California Edison
4.125%, 03/01/2048	695	540
4.050%, 03/15/2042	5	4
3.700%, 08/01/2025	99	97
Southern California Gas
2.550%, 02/01/2030	900	783
Southern Gas Capital
5.150%, 09/15/2032	500	497
4.400%, 05/30/2047	500	406
Southwestern Electric Power
5.300%, 04/01/2033	925	896
3.250%, 11/01/2051	400	252
1.650%, 03/15/2026	1,575	1,481
Southwestern Public Service
3.750%, 06/15/2049	845	607
Texas Electric Market Stabilization Funding
4.265%, 08/01/2034 (D)	1,788	1,717
Union Electric
5.200%, 04/01/2034	1,025	1,017
Virginia Electric and Power
5.000%, 04/01/2033	1,041	1,013
5.000%, 01/15/2034	870	846
4.650%, 08/15/2043	585	508
2.950%, 11/15/2051	357	223
Virginia Power Fuel Securitization
5.088%, 05/01/2027	485	483
Wisconsin Electric Power
1.700%, 06/15/2028	255	226

		78,734

Total Corporate Obligations
(Cost $1,016,428) ($ Thousands)		957,101

U.S. TREASURY OBLIGATIONS — 26.6%
U.S. Treasury Bonds
4.750%, 11/15/2043	5,430	5,502
4.750%, 11/15/2053	11,610	12,002
4.625%, 05/15/2044	63,670	63,551
4.625%, 05/15/2054	66,116	67,035
4.500%, 02/15/2044	25,238	24,757

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.375%, 08/15/2043	$720	$695
4.250%, 02/15/2054	25,835	24,600
4.125%, 08/15/2053	3,020	2,812
3.875%, 05/15/2043	1,210	1,092
3.625%, 08/15/2043	2,210	1,920
3.625%, 02/15/2044	50	43
3.625%, 02/15/2053	4,542	3,864
3.375%, 11/15/2048	2,787	2,263
3.250%, 05/15/2042	3,035	2,524
3.125%, 11/15/2041	3,692	3,042
3.125%, 08/15/2044	280	224
3.125%, 05/15/2048	5,285	4,110
3.000%, 02/15/2049	2,420	1,833
3.000%, 08/15/2052	2,125	1,599
2.875%, 08/15/2045	320	243
2.875%, 05/15/2049	3,588	2,650
2.875%, 05/15/2052	9,470	6,941
2.375%, 02/15/2042	146	106
2.375%, 05/15/2051	12,200	8,035
2.250%, 05/15/2041	12,562	9,089
2.250%, 08/15/2046	2,545	1,696
2.000%, 11/15/2041	44,920	30,860
2.000%, 02/15/2050	5,598	3,400
2.000%, 08/15/2051	6,600	3,965
1.875%, 02/15/2041	8,933	6,112
1.875%, 02/15/2051	2,570	1,501
1.875%, 11/15/2051	8,331	4,836
1.750%, 08/15/2041	37,458	24,752
1.625%, 11/15/2050	6,820	3,734
1.375%, 11/15/2040	5,573	3,516
1.375%, 08/15/2050	2,500	1,279
1.125%, 05/15/2040	869	535
0.000%, 05/15/2049 (A)	5,380	1,716
U.S. Treasury Inflation Protected Securities
1.125%, 01/15/2033	2,495	2,308
U.S. Treasury Notes
5.000%, 10/31/2025	3,040	3,040
4.875%, 11/30/2025	3,085	3,082
4.875%, 04/30/2026	1,650	1,652
4.875%, 05/31/2026	2,595	2,600
4.750%, 07/31/2025	4,590	4,574
4.625%, 02/28/2026	6,425	6,402
4.625%, 06/30/2026	39,520	39,449
4.625%, 09/15/2026	50	50
4.625%, 11/15/2026	6,905	6,902
4.625%, 06/15/2027	54,696	54,854
4.625%, 04/30/2029	4,676	4,730
4.625%, 04/30/2031	86	87
4.625%, 05/31/2031	5,367	5,454
4.500%, 11/30/2024	42	42
4.500%, 05/15/2027	4,355	4,349
4.500%, 05/31/2029	56,700	57,085
4.375%, 11/30/2030	870	871

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.375%, 05/15/2034	$87,884	$87,911
4.250%, 10/15/2025	8,385	8,306
4.250%, 01/31/2026	5,435	5,383
4.250%, 06/30/2029	165,449	164,764
4.250%, 02/28/2031	49,180	48,890
4.125%, 02/15/2027	7,055	6,974
4.125%, 03/31/2029	150	148
4.125%, 08/31/2030	80	79
4.000%, 01/31/2031	670	657
4.000%, 02/15/2034	1,040	1,009
3.875%, 11/30/2029	240	234
3.750%, 12/31/2028	260	253
3.625%, 03/31/2030	1,581	1,522
3.250%, 06/30/2029	5,088	4,834
2.875%, 04/30/2029	2,092	1,956
2.625%, 07/31/2029	16,350	15,066
2.375%, 05/15/2027	4,605	4,337
2.375%, 03/31/2029	1,653	1,512
2.000%, 11/15/2026	2,432	2,289
1.875%, 02/28/2027	2,928	2,732
1.375%, 10/31/2028	3,346	2,950
1.250%, 04/30/2028	4,850	4,309
1.250%, 06/30/2028	1,783	1,577
1.250%, 09/30/2028	1,340	1,178
1.250%, 08/15/2031	30	24
1.125%, 10/31/2026	3,454	3,188
1.125%, 08/31/2028	7,454	6,531
1.000%, 07/31/2028	2,411	2,106
0.750%, 03/31/2026	1,496	1,395
0.625%, 11/30/2027	1,783	1,568
0.500%, 08/31/2027	2,078	1,835
0.375%, 07/31/2027	5,766	5,086
0.250%, 08/31/2025	18,640	17,636

Total U.S. Treasury Obligations
(Cost $973,468) ($ Thousands)		944,204

ASSET-BACKED SECURITIES — 8.2%
Automotive — 1.7%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 06/15/2031	336	335
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	588	584
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	295	295
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	586	589

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	$123	$122
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (D)	850	847
Avis Budget Rental Car Funding AESOP, Ser 2024-3A, Cl A
5.230%, 12/20/2030 (D)	480	476
Avis Budget Rental Car Funding AESOP, Ser 2024-3A, Cl C
6.110%, 12/20/2030 (D)	2,400	2,382
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	181	180
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	320	321
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	1,095	1,078
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A3
4.870%, 02/15/2028	1,043	1,036
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	695	691
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	439	429
Enterprise Fleet Financing, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (D)	740	748
Enterprise Fleet Financing, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (D)	190	189
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	377	371
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	292	291
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	307	307
Ford Credit Auto Owner Trust, Ser 2023-2, Cl B
5.920%, 02/15/2036 (D)	1,230	1,251
Ford Credit Auto Owner Trust, Ser 2023-2, Cl C
6.160%, 02/15/2036 (D)	1,280	1,297
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	1,286	1,274
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (C)(D)	1,420	1,408
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	257	256

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	$417	$415
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	264	264
GM Financial Automobile Leasing Trust, Ser 2024-2, Cl A3
5.390%, 07/20/2027	627	629
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	513	510
GM Financial Consumer Automobile Receivables Trust, Ser 2024-2, Cl A3
5.100%, 03/16/2029	871	871
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (D)	419	417
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	513	507
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A3
5.270%, 11/20/2028	1,209	1,212
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A4
5.210%, 07/18/2030	986	990
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (D)	483	481
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/2027 (D)	663	660
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/2027 (D)	437	440
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	566	540
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	667	655
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	361	346
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	604	595
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	342	343
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	67	66

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	$310	$303
LAD Auto Receivables Trust, Ser 2024-2A, Cl A3
5.610%, 08/15/2028 (D)	765	766
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	711	712
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	586	586
Nissan Auto Lease Trust, Ser 2024-A, Cl A4
4.970%, 09/15/2028	306	304
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	434	428
Nissan Auto Receivables Owner Trust, Ser 2024-A, Cl A3
5.280%, 12/15/2028	1,295	1,299
Nissan Auto Receivables Owner Trust, Ser 2024-A, Cl A4
5.180%, 04/15/2031	489	491
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	645	650
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	317	316
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	318	314
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	180	180
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	279	278
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	85	85
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	687	686
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	281	281
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	632	633
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	559	557
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (D)	1,408	1,405

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/2029 (D)	$799	$798
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (D)	915	917
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (D)	2,067	2,061
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (D)	169	169
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (D)	872	867
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (D)	148	147
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (D)	547	548
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	4,410	4,245
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	2,080	1,939
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	1,890	1,889
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (D)	4,190	4,216
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	389	391
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	774	766
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	895	892
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	700	705
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	1,195	1,194
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	134	134
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	857	854

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2024-B, Cl A3
5.270%, 09/17/2029	$1,030	$1,033
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	440	438
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	324	324
		61,499

Credit Cards — 0.6%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	785	771
American Express Credit Account Master Trust, Ser 2024-1, Cl A
5.230%, 04/16/2029	1,325	1,337
American Express Credit Account Master Trust, Ser 2024-2, Cl A
5.240%, 04/15/2031	4,555	4,640
BA Credit Card Trust, Ser 2023-A1, Cl A1
4.790%, 05/15/2028	320	318
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	3,736	3,733
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	1,622	1,623
Chase Issuance Trust, Ser 2024-A2, Cl A
4.630%, 01/15/2031	200	199
Discover Card Execution Note Trust, Ser 2023-A1, Cl A
4.310%, 03/15/2028	837	824
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	2,639	2,628
Synchrony Card Funding, Ser 2023-A1, Cl A
5.540%, 07/15/2029	1,382	1,391
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	1,705	1,702
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/17/2031	340	342
		19,508

Mortgage Related Securities — 0.3%

Accredited Mortgage Loan Trust, Ser 2007-1, Cl M2
5.730%, TSFR1M + 0.384%, 02/25/2037 (B)	5,000	4,536
Aegis Asset-Backed Securities Mortgage Pass-Through Certificates, Ser 2003-3, Cl M1
6.510%, TSFR1M + 1.164%, 01/25/2034 (B)	402	395

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
5.740%, TSFR1M + 0.394%, 05/25/2037 (B)	$5,500	$4,437
Morgan Stanley ABS Capital I Trust, Ser 2005-HE1, Cl M1
6.135%, TSFR1M + 0.789%, 12/25/2034 (B)	136	131
		9,499

Non-Agency Mortgage-Backed Obligations — 0.7%

BANK, Ser BNK47, Cl A5
5.716%, 06/15/2057	511	526
BANK5, Ser 5YR7, Cl A3
5.769%, 06/15/2057	276	280
BBCMS Mortgage Trust, Ser C26, Cl A5
5.829%, 05/15/2057	258	269
Benchmark Mortgage Trust, Ser V7, Cl A3
6.228%, 05/15/2056 (B)	773	798
BMO Mortgage Trust, Ser 5C4, Cl A3
6.526%, 05/15/2057 (B)	549	575
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057 (B)	450	459
BMO Mortgage Trust, Ser C9, Cl A5
5.759%, 07/15/2057	507	522
BMP, Ser MF23, Cl D
7.719%, TSFR1M + 2.390%, 06/15/2041 (B)(D)	780	774
BX Commercial Mortgage Trust, Ser XL5, Cl A
6.721%, TSFR1M + 1.392%, 03/15/2041 (B)(D)	690	687
Chase Home Lending Mortgage Trust Series, Ser 2024-3, Cl A4
6.000%, 02/25/2055 (B)(D)	1,137	1,127
Chase Mortgage Finance, Ser 2016-SH2, Cl M4
3.750%, 12/25/2045 (B)(D)	665	585
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
6.885%, SOFR30A + 1.550%, 10/25/2041 (B)(D)	2,061	2,070
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1B1
8.485%, SOFR30A + 3.150%, 12/25/2041 (B)(D)	460	476
Houston Galleria Mall Trust, Ser HGLR, Cl A1A2
3.087%, 03/05/2037 (D)	3,400	3,311
JP Morgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051 (B)(D)	6,962	5,536

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl A1
6.500%, 02/25/2054 (B)(D)	$1,892	$1,902
NRTH Mortgage Trust, Ser PARK, Cl A
6.970%, TSFR1M + 1.641%, 03/15/2041 (B)(D)	3,350	3,342
RCKT Mortgage Trust, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054 (B)(D)	200	201
SREIT Trust, Ser MFP2, Cl A
6.265%, TSFR1M + 0.936%, 11/15/2036 (B)(D)	1,880	1,856
		25,296

Other Asset-Backed Securities — 4.9%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
6.550%, SOFR30A + 1.214%, 12/27/2044 (B)(D)	689	684
ACRES Commercial Realty, Ser 2021-FL1, Cl A
6.643%, TSFR1M + 1.314%, 06/15/2036 (B)(D)	1,477	1,467
AIMCO CLO 22, Ser 2024-22A, Cl A
6.827%, TSFR3M + 1.500%, 04/19/2037 (B)(D)	1,330	1,333
American Homes 4 Rent Trust, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	1,811	1,777
AMMC CLO 15, Ser 2021-15A, Cl BR3
7.240%, TSFR3M + 1.912%, 01/15/2032 (B)(D)	1,100	1,101
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053 (D)	1,790	1,851
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl A
6.513%, TSFR1M + 1.184%, 08/15/2034 (B)(D)	2,080	2,067
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
7.079%, TSFR3M + 1.750%, 10/15/2036 (B)(D)	1,280	1,290
Barings CLO, Ser 2024-4A, Cl A1R
6.479%, TSFR3M + 1.150%, 10/15/2030 (B)(D)	3,250	3,251
Birch Grove CLO 4, Ser 2024-4A, Cl A1R
6.819%, TSFR3M + 1.480%, 07/15/2037 (B)(D)	750	750
Birch Grove CLO 5, Ser 2023-5A, Cl A1
7.525%, TSFR3M + 2.200%, 04/20/2035 (B)(D)	410	411
Birch Grove CLO 7, Ser 2023-7A, Cl A1
7.178%, TSFR3M + 1.800%, 10/20/2036 (B)(D)	790	797

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BSL CLO 4, Ser 2023-4A, Cl A
7.325%, TSFR3M + 2.000%, 04/20/2036 (B)(D)	$790	$796
Carrington Mortgage Loan Trust Series, Ser 2006-FRE1, Cl A4
5.710%, TSFR1M + 0.364%, 04/25/2036 (B)	2,526	2,229
Cedar Funding XII CLO, Ser 2021-12A, Cl BR
7.185%, TSFR3M + 1.862%, 10/25/2034 (B)(D)	3,000	3,006
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
4.869%, 11/25/2034 (C)	21	20
CIFC Funding, Ser 2021-7A, Cl A1
6.718%, TSFR3M + 1.392%, 01/23/2035 (B)(D)	3,500	3,509
CIT Education Loan Trust, Ser 2007-1, Cl A
5.705%, SOFR90A + 0.352%, 03/25/2042 (B)(D)	575	561
Clover CLO, Ser 2024-1A, Cl A1RR
6.854%, TSFR3M + 1.530%, 04/20/2037 (B)(D)	3,000	3,006
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	671	660
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	1,255	1,253
College Ave Student Loans, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	603	531
College Avenue Student Loans, Ser 2017-A, Cl A1
7.110%, TSFR1M + 1.764%, 11/26/2046 (B)(D)	236	238
College Avenue Student Loans, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	164	157
College Avenue Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	321	299
College Avenue Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	287	254
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
5.960%, TSFR1M + 0.614%, 10/25/2034 (B)	258	249
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
6.000%, TSFR1M + 0.654%, 12/25/2034 (B)	180	176
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
6.260%, TSFR1M + 0.914%, 10/25/2047 (B)	1,026	936

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
5.583%, TSFR1M + 0.254%, 07/15/2036 (B)	$142	$134
CWABS Asset-backed Certificates Series, Ser 2007-12, Cl 2A4
6.810%, TSFR1M + 1.464%, 08/25/2047 (B)	5,384	4,894
CyrusOne Data Centers Issuer I, Ser 2024-1A, Cl A2
4.760%, 03/22/2049 (D)	3,000	2,813
Dividend Solar Loans, Ser 2019-1, Cl A
3.670%, 08/22/2039 (D)	903	779
DLLAA, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	300	302
Dllad, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (D)	885	888
DLLST, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (D)	109	109
DLLST, Ser 2024-1A, Cl A3
5.050%, 08/20/2027 (D)	285	283
Dryden 55 CLO, Ser 2018-55A, Cl A1
6.610%, TSFR3M + 1.282%, 04/15/2031 (B)(D)	517	518
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
6.490%, TSFR3M + 1.162%, 04/15/2029 (B)(D)	763	764
EDvestinU Private Education Loan Issue No. 4, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	536	527
Elevation CLO, Ser 2021-13A, Cl A1
6.780%, TSFR3M + 1.452%, 07/15/2034 (B)(D)	530	530
Elmwood CLO 29, Ser 2024-5A, Cl AR1
6.841%, TSFR3M + 1.520%, 04/20/2037 (B)(D)	760	760
Elmwood CLO I, Ser 2024-1A, Cl A1RR
6.831%, TSFR3M + 1.520%, 04/20/2037 (B)(D)	550	554
First Franklin Mortgage Loan Trust, Ser 2004-FF5, Cl A3C
6.460%, TSFR1M + 1.114%, 08/25/2034 (B)	204	183
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	198	187
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	1,860	1,785
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.120%, TSFR1M + 0.774%, 01/25/2036 (B)	3,367	3,180

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	$14	$14
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.656%, TSFR3M + 1.332%, 04/20/2034 (B)(D)	660	661
GSAMP Trust, Ser 2003-SEA, Cl A1
6.260%, TSFR1M + 0.914%, 02/25/2033 (B)	208	204
GSAMP Trust, Ser 2005-WMC3, Cl A2C
6.120%, TSFR1M + 0.774%, 12/25/2035 (B)	4,092	3,955
GSAMP Trust, Ser 2006-HE3, Cl A2D
5.960%, TSFR1M + 0.614%, 05/25/2046 (B)	3,825	3,563
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	961	800
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	328	313
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (D)	570	568
HPS Loan Management, Ser 2022-19, Cl A1R
6.645%, TSFR3M + 1.320%, 01/22/2035 (B)(D)	400	401
JGWPT XXX, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	622	577
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	821	729
John Deere Owner Trust 2024, Ser 2024-A, Cl A3
4.960%, 11/15/2028	1,425	1,419
Kings Park CLO, Ser 2021-1A, Cl A
6.716%, TSFR3M + 1.392%, 01/21/2035 (B)(D)	400	401
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (D)	894	799
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
6.507%, TSFR3M + 1.180%, 10/18/2030 (B)(D)	2,643	2,649
Madison Park Funding XXVII, Ser 2018-27A, Cl A2
6.936%, TSFR3M + 1.612%, 04/20/2030 (B)(D)	1,550	1,549
Magnetite XII, Ser 2024-12A, Cl AR4
6.479%, TSFR3M + 1.150%, 10/15/2031 (B)(D)	2,531	2,537
MF1, Ser 2020-FL4, Cl A
7.143%, TSFR1M + 1.814%, 11/15/2035 (B)(D)	348	348

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MF1, Ser 2021-FL7, Cl A
6.526%, TSFR1M + 1.194%, 10/16/2036 (B)(D)	$421	$419
MF1, Ser 2022-FL8, Cl A
6.689%, TSFR1M + 1.350%, 02/19/2037 (B)(D)	2,305	2,289
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	654	640
Morgan Stanley Resecuritization Trust, Ser 2015-R7, Cl 1BXA
7.060%, 02/26/2029 (B)(D)	573	525
MVW, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	143	133
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
7.043%, TSFR1M + 1.714%, 10/15/2031 (B)(D)	158	158
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
7.593%, TSFR1M + 2.264%, 12/15/2045 (B)(D)	114	115
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	122	120
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	3	4
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	916	891
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	294	286
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	515	498
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	800	758
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	1,196	1,121
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	106	97
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	449	406
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	613	541
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	198	174

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	$840	$740
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	1,143	994
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	757	648
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	181	158
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	553	488
Navient Student Loan Trust, Ser 2014-1, Cl A3
5.960%, SOFR30A + 0.624%, 06/25/2031 (B)	1,337	1,307
Navient Student Loan Trust, Ser 2016-2A, Cl A3
6.950%, SOFR30A + 1.614%, 06/25/2065 (B)(D)	858	869
Navient Student Loan Trust, Ser 2017-1A, Cl A3
6.600%, SOFR30A + 1.264%, 07/26/2066 (B)(D)	636	640
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	210	202
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	315	279
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	756	661
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (D)	285	289
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
5.790%, SOFR90A + 0.442%, 10/27/2036 (B)	223	221
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
5.770%, SOFR90A + 0.422%, 01/25/2037 (B)	316	314
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
5.720%, SOFR90A + 0.372%, 10/25/2033 (B)	1,354	1,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.715%, SOFR90A + 0.362%, 03/23/2037 (B)	$1,042	$1,031
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.735%, SOFR90A + 0.382%, 12/24/2035 (B)	991	980
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.795%, SOFR90A + 0.442%, 03/22/2032 (B)	179	173
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
6.400%, SOFR30A + 1.064%, 11/25/2048 (B)(D)	1,654	1,655
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (D)	433	395
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (D)	334	302
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	647	587
Neuberger Berman CLO XX, Ser 2021-20A, Cl ARR
6.750%, TSFR3M + 1.422%, 07/15/2034 (B)(D)	530	531
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (D)	1,035	972
Octagon 53, Ser 2021-1A, Cl A
6.620%, TSFR3M + 1.292%, 04/15/2034 (B)(D)	3,750	3,749
Octagon 66, Ser 2023-1A, Cl A1R
7.077%, TSFR3M + 1.750%, 11/16/2036 (B)(D)	1,350	1,357
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
6.540%, TSFR3M + 1.212%, 07/15/2029 (B)(D)	1,078	1,078
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	429	430
Octane Receivables Trust, Ser 2024-2A, Cl A2
5.800%, 07/20/2032 (D)	510	510
Origen Manufactured Housing Contract Trust, Ser 2006-A, Cl A2
6.950%, 10/15/2037 (B)	328	313
Owl Rock CLO III, Ser 2024-3A, Cl AR
7.149%, TSFR3M + 1.850%, 04/20/2036 (B)(D)	1,180	1,184

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO, Ser 2022-5A, Cl A
7.325%, TSFR3M + 2.000%, 10/20/2035 (B)(D)	$400	$401
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
6.729%, TSFR3M + 1.400%, 04/15/2031 (B)(D)	2,270	2,272
Rad CLO 22, Ser 2023-22A, Cl A1
7.202%, TSFR3M + 1.830%, 01/20/2037 (B)(D)	1,580	1,597
Regatta XII Funding, Ser 2021-1A, Cl BR
7.190%, TSFR3M + 1.862%, 10/15/2032 (B)(D)	2,500	2,504
Rockford Tower CLO, Ser 2021-2A, Cl AR
6.687%, TSFR3M + 1.362%, 08/20/2032 (B)(D)	3,150	3,154
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	556	522
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	755	681
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	434	416
Sequoia Infrastructure Funding I Ltd., Ser 2021-1A, Cl A
6.990%, TSFR3M + 1.662%, 04/15/2031 (B)(D)	110	110
Sierra Timeshare Receivables Funding, Ser 2021-2A, Cl A
1.350%, 09/20/2038 (D)	183	173
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
5.911%, TSFR3M + 0.572%, 12/15/2038 (B)	654	643
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.814%, SOFR90A + 1.462%, 12/15/2033 (B)(D)	1,180	1,180
SLM Student Loan Trust, Ser 2005-4, Cl A4
5.780%, SOFR90A + 0.432%, 07/25/2040 (B)	2,376	2,309
SLM Student Loan Trust, Ser 2006-8, Cl A6
5.770%, SOFR90A + 0.422%, 01/25/2041 (B)	1,547	1,502
SLM Student Loan Trust, Ser 2007-7, Cl B
6.360%, SOFR90A + 1.012%, 10/27/2070 (B)	1,050	1,049
SLM Student Loan Trust, Ser 2008-2, Cl B
6.810%, SOFR90A + 1.462%, 01/25/2083 (B)	685	688

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-3, Cl B
6.810%, SOFR90A + 1.462%, 04/26/2083 (B)	$685	$695
SLM Student Loan Trust, Ser 2008-4, Cl A4
7.260%, SOFR90A + 1.912%, 07/25/2022 (B)	294	295
SLM Student Loan Trust, Ser 2008-4, Cl B
7.460%, SOFR90A + 2.112%, 04/25/2073 (B)	685	695
SLM Student Loan Trust, Ser 2008-5, Cl A4
7.310%, SOFR90A + 1.962%, 07/25/2023 (B)	47	47
SLM Student Loan Trust, Ser 2008-5, Cl B
7.460%, SOFR90A + 2.112%, 07/25/2073 (B)	685	684
SLM Student Loan Trust, Ser 2008-6, Cl A4
6.710%, SOFR90A + 1.362%, 07/25/2023 (B)	1,675	1,669
SLM Student Loan Trust, Ser 2008-6, Cl B
7.460%, SOFR90A + 2.112%, 07/26/2083 (B)	685	693
SLM Student Loan Trust, Ser 2008-7, Cl B
7.460%, SOFR90A + 2.112%, 07/26/2083 (B)	685	679
SLM Student Loan Trust, Ser 2018-9, Cl A7A
6.210%, SOFR90A + 0.862%, 01/25/2041 (B)	1,254	1,254
SLM Student Loan Trust, Ser 2021-10A, Cl A4
6.284%, SOFR90A + 0.931%, 12/17/2068 (B)(D)	613	611
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	55	54
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
6.543%, TSFR1M + 1.214%, 09/15/2034 (B)(D)	48	48
SMB Private Education Loan Trust, Ser 2020-B, Cl A1A
1.290%, 07/15/2053 (D)	98	90
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	819	747
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	350	313
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	1,021	900
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	1,335	1,214

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	$861	$779
SMB Private Education Loan Trust, Ser 2024-D, Cl A1A
5.380%, 07/05/2053 (D)	285	284
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (D)	34	34
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	69	63
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	585	499
South Carolina Student Loan, Ser 2015-A, Cl A
6.960%, TSFR1M + 1.614%, 01/25/2036 (B)	436	437
Stack Infrastructure Issuer, Ser 2021-1A, Cl A2
1.877%, 03/26/2046 (D)	2,775	2,583
Storm King Park CLO, Ser 2022-1A, Cl A1
7.379%, TSFR3M + 2.050%, 10/15/2035 (B)(D)	250	251
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
6.010%, TSFR1M + 0.664%, 09/25/2034 (B)	307	287
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
5.880%, TSFR1M + 0.534%, 02/25/2037 (B)	1,722	1,662
STWD, Ser 2019-FL1, Cl A
6.523%, TSFR1M + 1.194%, 07/15/2038 (B)(D)	18	18
Symphony CLO 40, Ser 2023-40A, Cl A1
6.969%, TSFR3M + 1.640%, 01/14/2034 (B)(D)	1,530	1,536
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	684	680
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (D)	873	871
Trestles CLO IV, Ser 2021-4A, Cl B1
7.286%, TSFR3M + 1.962%, 07/21/2034 (B)(D)	3,445	3,458
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	134	121
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	250	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	$463	$427
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	681	641
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	480	477
Verizon Master Trust Series, Ser 2024-5, Cl A
5.000%, 06/21/2032 (D)	1,398	1,395
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	1,001	983
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	768	754
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	2,664	2,631
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	434	432
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	1,987	1,986
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (D)	2,530	2,563
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	1,410	1,427
Verizon Master Trust, Ser 2024-1, Cl A1A
5.000%, 12/20/2028	2,142	2,133
Verizon Master Trust, Ser 2024-2, Cl A
4.830%, 12/22/2031 (D)	745	738
Voya CLO, Ser 2024-3A, Cl A1R2
6.476%, TSFR3M + 1.150%, 10/18/2031 (B)(D)	2,700	2,699
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
5.750%, TSFR1M + 0.404%, 07/25/2036 (B)	3,345	3,299
WISE CLO, Ser 2023-2A, Cl A
7.161%, TSFR3M + 1.800%, 01/15/2037 (B)(D)	460	464
		175,626

Total Asset-Backed Securities
(Cost $294,280) ($ Thousands)		291,428

SOVEREIGN DEBT — 0.8%

Argentine Republic Government International Bond
3.500%, 07/09/2041(C)	1,460	568
1.000%, 07/09/2029	203	116
0.750%, 07/09/2030(C)	762	429

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Bermuda Government International Bond
5.000%, 07/15/2032(D)	$339	$327
Brazilian Government International Bond
4.750%, 01/14/2050	740	530
Colombia Government International Bond
5.625%, 02/26/2044	660	505
5.000%, 06/15/2045	830	582
4.125%, 02/22/2042	680	442
3.250%, 04/22/2032	970	742
Export Finance & Insurance
4.625%, 10/26/2027(D)	879	877
Export-Import Bank of India
3.375%, 08/05/2026(D)	350	337
Israel Government International Bond
5.750%, 03/12/2054	313	281
5.500%, 03/12/2034	802	761
4.500%, 01/17/2033	651	586
3.875%, 07/03/2050	236	165
3.375%, 01/15/2050	280	179
2.750%, 07/03/2030	470	396
Kenya Government International Bond
7.250%, 02/28/2028(D)	200	182
6.300%, 01/23/2034(D)	960	716
Mexico Government International Bond
6.050%, 01/11/2040	1,210	1,168
4.750%, 04/27/2032	298	275
4.750%, 03/08/2044	10,080	8,074
4.600%, 01/23/2046	528	407
4.600%, 02/10/2048	277	211
3.750%, 01/11/2028	390	369
3.500%, 02/12/2034	1,624	1,319
3.250%, 04/16/2030	513	451
2.659%, 05/24/2031	6,327	5,191
Nigeria Government International Bond
7.143%, 02/23/2030(D)	240	208
6.500%, 11/28/2027(D)	220	204
Panama Government International Bond
4.500%, 04/16/2050	200	134
Paraguay Government International Bond
5.400%, 03/30/2050(D)	342	298
Peruvian Government International Bond
5.625%, 11/18/2050	340	330
2.783%, 01/23/2031	300	257
2.780%, 12/01/2060	430	240
Provincia de Buenos Aires Government Bond MTN
6.375%, 09/01/2037(C)(D)	3,303	1,358
Republic of Kenya Government International Bond
9.750%, 02/16/2031(D)	200	192

Total Sovereign Debt
(Cost $34,286) ($ Thousands)		29,407

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 0.7%
Ali Group
7.444%, 07/30/2029 (B)	$390	$391
Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.194%, CME Term SOFR + 3.750%, 05/12/2028 (B)	1,162	1,157
Alterra Mountain Company
8.579%, 08/17/2028	551	552
AmWINS Group, Inc., Term Loan, 1st Lien
7.708%, CME Term SOFR + 2.250%, 02/19/2028 (B)	95	95
APi Group
7.329%, 12/18/2028 (B)	309	309
Asurion
9.694%, 08/19/2028 (B)	552	547
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.708%, CME Term SOFR + 3.250%, 12/23/2026 (B)	322	319
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.708%, 07/31/2027 (B)	369	362
Athena Helath Group, Initial Term Loan
8.579%, 02/15/2029 (B)	855	851
Avolon TLB
7.339%, 06/22/2028	123	123
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
8.179%, CME Term SOFR + 2.750%, 06/07/2028 (B)	564	564
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
8.097%, CME Term SOFR + 2.750%, 02/06/2031 (B)	1,060	1,059
Caesars Entertainment, Term Loan, 1st Lien
8.097%, 02/06/2030 (B)	69	69
Castlelake Avia
7.839%, 10/22/2026 (B)	391	391
Charter Communications Operating, LLC
7.302%, 12/07/2030	2	1
Charter Communications Operating, Term Loan B4, 1st Lien
7.302%, 12/07/2030	361	357
Citadel Securities, Term Loan
7.579%, 07/29/2030 (B)	558	560
Clarios Global, Term Loan, 1st Lien
8.329%, 05/06/2030 (B)	259	260
Cotiviti Holdings, Term Loan, 1st Lien
8.579%, 05/01/2031 (B)(G)	1,660	1,650
DCert Buyer, Inc., Initial Term Loan, 1st Lien
9.329%, CME Term SOFR + 4.000%, 10/16/2026 (B)	1,200	1,168

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Deerfield Dakota Holding, LLC, Initial Dollar Term Loan, 1st Lien
9.059%, CME Term SOFR + 3.750%, 04/09/2027 (B)	$780	$779
Entain PLC
7.909%, 03/29/2027	115	115
First Eagle
8.330%, 02/22/2029	249	248
Flutter Financing, Term Loan, 1st Lien
7.559%, 11/25/2030 (B)	978	977
Focus Financial, Term Loan, 1st Lien
8.079%, 06/30/2028	778	777
Four Season Hot, Term Loan, 1st Lien
7.329%, 11/30/2029	399	400
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.435%, CME Term SOFR + 4.000%, 10/01/2027 (B)	1,319	1,276
Garda Security, Term Loan, 1st Lien
9.594%, 02/01/2029	267	269
Genesee & Wyoming Inc.
7.301%, 04/10/2031	670	669
GFL Environmental
7.826%, 05/31/2027	32	32
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.444%, CME Term SOFR + 2.000%, 11/15/2027 (B)	108	106
GTCR W Merger Sub LLC
8.309%, 01/31/2031 (B)	1,330	1,330
Harbor Freight Tools
7.828%, 06/05/2031 (B)	800	797
KKR Apple Bidco, LLC, Term Loan, 1st Lien
8.194%, 09/22/2028 (B)	405	405
PCI Gaming Authority, Term B Facility Loan
7.944%, 05/29/2026 (B)	382	381
Peraton Corp., Term B Loan, 1st Lien
9.194%, CME Term SOFR + 3.750%, 02/01/2028 (B)	228	228
Phoenix Guarantor, Term Loan, 1st Lien
8.579%, 02/21/2031	1,151	1,147
Project Sky, Term Loan, 1st Lien
9.332%, 10/08/2028 (B)	244	244
Scientific Games/Light & Wonder
8.081%, 04/14/2029 (B)	887	886
Setanta Aircraft/AerCap
7.072%, 11/05/2028	530	533
Soltera Health Holdings, LLC
8.578%, 05/23/2031	800	797
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.846%, CME Term SOFR + 3.250%, 03/31/2028 (B)	768	768

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
UFC Holdings, Term Loan, 1st Lien
8.336%, 04/29/2026	$817	$819
Virgin Media Bristol LLC, N Facility, 1st Lien
7.943%, CME Term SOFR + 2.500%, 01/31/2028 (B)	144	137

Total Loan Participations
(Cost $24,967) ($ Thousands)		24,905

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	635	489
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	650	520
Regents of the University of California, Medical Center Pooled Revenue, Ser N, RB
3.256%, 05/15/2060	740	494

		1,503

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
7.055%, 04/01/2057	483	539

Nevada — 0.0%
Clark County, Department of Aviation, Ser C, RB
6.820%, 07/01/2045	728	819

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	505	438
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B-3, RB
2.000%, 08/01/2035	1,000	736
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser D-3, RB
2.400%, 11/01/2032	300	247
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.508%, 08/01/2037	325	324

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	$400	$405
5.289%, 03/15/2033	850	847

		2,997

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	433	389

Texas — 0.0%
Board of Regents of the University of Texas System, Ser B, RB
2.439%, 08/15/2049	295	182
North Texas, Tollway Authority, Ser B, RB
6.718%, 01/01/2049	632	719

		901

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	480	286

Total Municipal Bonds
(Cost $8,656) ($ Thousands)		7,434

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FHLB
1.250%, 09/30/2031(C)	1,455	1,232
FHLMC MTN
0.000%, 12/14/2029(A)	1,213	951

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
0.000%, 11/15/2030(A)	$3,564	$2,661
Resolution Funding Interest
0.000%, 01/15/2030(A)	905	700
Resolution Funding Principal
0.000%, 04/15/2030(A)	1,660	1,268

Total U.S. Government Agency Obligations
(Cost $8,031) ($ Thousands)		6,812

	Shares
CASH EQUIVALENT — 7.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	247,120,214	247,120
Total Cash Equivalent
(Cost $247,120) ($ Thousands)		247,120

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $221) ($ Thousands)		131

Total Investments in Securities — 111.4%
(Cost $4,133,241) ($ Thousands)		$3,960,146

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $488) ($ Thousands)		$(310)

A list of open exchange traded options contracts for the Fund at June 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2024, 3 Month SOFR OPT Dec24P 95.5	51	$12,176	$95.50	12/21/2024	$57
June 2024, US 5YR Note W4 OP Jun24C 106.25	216	22,950	106.25	7/20/2024	2

		35,126			59

Call Options
September 2024, 3 Month SOFR OPT Sep24C 95.13	691	164,328	95.13	9/21/2024	39
June 2024, U.S. 10 Year Future Option	288	31,968	111.00	7/20/2024	–
June 2024, US 5YR Note W4 OP Jun24C 106.75	216	23,058	106.75	7/20/2024	1
US 6-7 NOTE FRI WK1 Jul24C 110.5	121	13,371	110.50	7/20/2024	13
June 2024, U.S. Long Treasury Bond	49	5,856	119.50	7/20/2024	–
June 2024, U.S. Long Treasury Bond	124	14,880	120.00	7/20/2024	–
June 2024, U.S. Long Treasury Bond	81	9,801	121.00	7/20/2024	–
US Trs Bnd FRI WK1 Jul24C 119	72	8,568	119.00	7/20/2024	19

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

A list of open exchange traded options contracts for the Fund at June 30, 2024, is as follows:
Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)

		271,830			72

Total Purchased Options		$306,956			$131
WRITTEN OPTIONS — 0.0%
Put Options
December 2024, 3 Month SOFR OPT Dec24C 95	(51)	$(12,113)	$95.00	12/21/2024	$(14)
August 2024, U.S. 10 Year Future Option	(144)	(15,768)	109.50	07/20/2024	(74)
June 2024, US 5YR NOTE W4 OP Jun24P 106.5	(72)	(7,668)	106.50	07/20/2024	–

		(35,549)			(88)

Call Options
December 2024, 3 Month SOFR OPT Dec24C 97.13	(102)	(24,767)	97.13	12/21/2024	(5)
June 2025, 3 Month SOFR OPT Jun25C 97	(691)	(167,567)	97.00	06/21/2025	(177)
September 2024, 3 Month SOFR OPT Sep24C 96.13	(691)	(166,056)	96.13	09/21/2024	(17)
September 2024, 3 Month SOFR OPT Sep24C 96.88	(118)	(28,578)	96.88	09/21/2024	(2)
June 2024, U.S. 10 Year Future Option	(96)	(10,608)	110.50	07/20/2024	–
September 2024, U.S. 10 Year Future Option	(120)	(13,620)	113.50	08/17/2024	(21)
June 2024, U.S. Long Treasury Bond	(49)	(5,831)	119.00	07/20/2024	–

		(417,027)			(222)

Total Written Options		$(452,576)			$(310)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	188	Dec-2024	$44,984	$44,718	$(266)
3 Month SOFR	412	Dec-2025	98,923	98,911	(12)
U.S. 2-Year Treasury Note	2,184	Sep-2024	445,256	446,014	758
U.S. 5-Year Treasury Note	1,314	Sep-2024	139,406	140,044	638
U.S. 10-Year Treasury Note	1,653	Sep-2024	180,941	181,804	863
U.S. Long Treasury Bond	183	Sep-2024	21,680	21,652	(28)
U.S. Ultra Long Treasury Bond	408	Sep-2024	50,637	51,140	503
Ultra 10-Year U.S. Treasury Note	18	Sep-2024	2,026	2,044	18
			983,853	986,327	2,474
Short Contracts
U.S. 5-Year Treasury Note	(150)	Sep-2024	$(16,003)	$(15,987)	$16
U.S. Long Treasury Bond	(185)	Sep-2024	(21,594)	(21,888)	(294)
Ultra 10-Year U.S. Treasury Note	(890)	Sep-2024	(100,285)	(101,043)	(758)
			(137,882)	(138,918)	(1,036)
			$845,971	$847,409	$1,438

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/19/24	USD	2,109	CAD	2,900	$12
BNP Paribas	07/19/24	CHF	890	USD	994	1

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/19/24	CHF	1,920	USD	2,127	$(15)
BNP Paribas	07/19/24	CAD	3,770	USD	2,767	10
BNP Paribas	07/19/24	USD	4,625	NOK	50,490	121
BNP Paribas	07/19/24	USD	13,591	JPY	2,031,976	(921)
BNP Paribas	07/19/24	NOK	1,420	USD	133	—
BNP Paribas	07/19/24	NOK	16,420	USD	1,537	(6)
Citigroup	07/02/24	USD	3,313	BRL	17,710	(124)
Citigroup	07/18/24	USD	928	INR	77,630	2
Citigroup	07/19/24	USD	335	GBP	270	6
Citigroup	07/19/24	EUR	1,600	USD	1,723	7
Citigroup	07/19/24	USD	3,299	EUR	3,090	15
Citigroup	07/19/24	GBP	5,834	USD	7,311	(63)
Citigroup	07/19/24	USD	6,880	AUD	10,529	154
Citigroup	07/19/24	JPY	54,620	USD	352	12
Citigroup	07/19/24	CNH	60,232	USD	8,333	70
Citigroup	08/02/24	USD	346	BRL	1,890	(8)
Goldman Sachs	07/02/24	USD	1,232	BRL	6,450	(71)
Goldman Sachs	07/02/24	BRL	22,270	USD	4,093	84
Goldman Sachs	07/19/24	GBP	640	USD	813	4
Goldman Sachs	07/19/24	USD	1,978	CHF	1,800	30
Goldman Sachs	07/19/24	CAD	2,520	USD	1,852	10
Goldman Sachs	07/19/24	CHF	4,220	USD	4,715	8
Goldman Sachs	07/19/24	CHF	2,770	USD	3,063	(27)
Goldman Sachs	07/19/24	EUR	7,773	USD	8,307	(31)
Goldman Sachs	07/19/24	NOK	32,650	USD	3,028	(41)
Goldman Sachs	07/19/24	JPY	67,970	USD	447	23
Goldman Sachs	08/02/24	USD	3,105	BRL	17,003	(55)
Morgan Stanley	07/19/24	CAD	5,010	USD	3,685	21
Morgan Stanley	07/19/24	USD	3,558	CAD	4,900	25
Morgan Stanley	07/19/24	USD	2,560	CAD	3,501	(1)
Morgan Stanley	07/19/24	USD	11,794	BRL	60,387	(945)
Morgan Stanley	07/19/24	JPY	593,300	USD	3,873	174
						$(1,519)

A list of the open OTC swap agreements held by the Fund at June 30, 2024, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup Global Markets	10.2375	BRL-CDI	Annual	01/02/2029	BRL	70,430	$(631)	$–	$(631)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2024, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
4.2%	USD-SOFR-OIS COMPOUND	Annual	04/30/2031	USD	31,475	$(500)	$(270)	$(230)
FIXED 3.52%	Secured Overnight Financing Rate - SOFR	Annual	12/20/2053	USD	7,131	237	–	237

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Core Fixed Income Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.87%	SECURED OVERNIGHT FINANCING RATE - SOFR	Annual	02/28/2031	USD	48,920	$306	$(130)	$436
3.15%	SECURED OVERNIGHT FINANCING RATE - SOFR	Annual	05/15/2048	USD	15,522	1,605	1,324	281
0.026% FIXED	Secured Overnight Financing Rate - SOFR	Annual	02/15/2048	USD	4,494	845	518	327
3.05% FIXED	Secured Overnight Financing Rate - SOFR	Annual	02/15/2048	USD	6,069	722	287	435
						$3,215	$1,729	$1,486

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4206	5.00%	Quarterly	06/20/2029	$7,974	$(503)	$(533)	$30

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-NA.IG.4206	1.00%	Quarterly	06/20/2029	$108,087	$2,232	$2,267	$(35)

Percentages are based on Net Assets of $3,553,426 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
(A)	Zero coupon security.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $463,966 ($ Thousands), representing 13.1% of the Net Assets of the Fund.

(E)	Perpetual security with no stated maturity date.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Unsettled bank loan. Interest rate may not be available.

The following is a summary of the transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$53,339	$748,169	$(801,296)	$(141)	$(71)	$—	$312	$—
SEI Daily Income Trust, Government Fund, Institutional Class	241,390	2,676,578	(2,670,848)	—	—	247,120	3,747	—
Totals	$294,729	$3,424,747	$(3,472,144)	$(141)	$(71)	$247,120	$4,059	$—

Amounts designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 75.4%
Communication Services — 9.0%
Altice France
8.125%, 02/01/2027 (A)	$380	$285
5.500%, 01/15/2028 (A)	340	233
5.500%, 10/15/2029 (A)	937	618
5.125%, 07/15/2029 (A)	1,249	821
Altice France Holding
10.500%, 05/15/2027 (A)	3,550	1,416
ANGI Group
3.875%, 08/15/2028 (A)	2,622	2,253
Audacy Capital
6.750%, 03/31/2029 (A)(B)(C)	3,784	132
6.500%, 05/01/2027 (A)(B)(C)	1,717	60
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	4,200	2,478
Belo
7.250%, 09/15/2027	250	251
C&W Senior Finance
6.875%, 09/15/2027 (A)	569	546
CCO Holdings
7.375%, 03/01/2031 (A)	895	883
5.375%, 06/01/2029 (A)	1,088	990
5.125%, 05/01/2027 (A)	616	591
5.000%, 02/01/2028 (A)	2,719	2,542
4.750%, 03/01/2030 (A)	1,720	1,490
4.750%, 02/01/2032 (A)	62	51
4.500%, 08/15/2030 (A)	5,377	4,552
4.500%, 05/01/2032	2,115	1,703
4.250%, 02/01/2031 (A)	4,264	3,481
Charter Communications Operating
6.384%, 10/23/2035	1,080	1,053
Cinemark USA
5.250%, 07/15/2028 (A)	140	134
Clear Channel Outdoor Holdings Inc
9.000%, 09/15/2028 (A)	105	110
7.750%, 04/15/2028 (A)	295	258
7.500%, 06/01/2029 (A)	539	451
5.125%, 08/15/2027 (A)	2,147	2,050
DISH DBS
7.750%, 07/01/2026	3,115	1,934
7.375%, 07/01/2028	405	172
5.875%, 11/15/2024	4,351	4,131
5.750%, 12/01/2028 (A)	1,040	721
5.250%, 12/01/2026 (A)	1,970	1,554
5.125%, 06/01/2029	1,085	430
Flutter Treasury Designated Activity
6.375%, 04/29/2029 (A)	407	410
Frontier Communications Holdings
8.750%, 05/15/2030 (A)	211	217
6.750%, 05/01/2029 (A)	896	822
6.000%, 01/15/2030 (A)	93	81
5.875%, 10/15/2027 (A)	2,505	2,445
5.875%, 11/01/2029	102	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.000%, 05/01/2028 (A)	$695	$655
Gannett Holdings
6.000%, 11/01/2026 (A)	138	132
Gray Television
10.500%, 07/15/2029 (A)	1,491	1,499
7.000%, 05/15/2027 (A)	130	120
5.375%, 11/15/2031 (A)	4,114	2,332
4.750%, 10/15/2030 (A)	5,318	3,191
iHeartCommunications
8.375%, 05/01/2027	795	293
6.375%, 05/01/2026	1,139	885
5.250%, 08/15/2027 (A)	300	159
Iliad Holding SASU
8.500%, 04/15/2031 (A)	935	947
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	1,482	1,379
Level 3 Financing
11.000%, 11/15/2029 (A)	933	955
10.750%, 12/15/2030 (A)	400	399
10.500%, 04/15/2029 (A)	1,515	1,511
10.500%, 05/15/2030 (A)	2,494	2,470
4.875%, 06/15/2029 (A)	2,504	1,427
4.500%, 04/01/2030 (A)	1,335	726
3.875%, 10/15/2030 (A)	1,464	767
3.750%, 07/15/2029 (A)	2,380	738
3.625%, 01/15/2029	1,590	479
Live Nation Entertainment
6.500%, 05/15/2027 (A)	911	916
5.625%, 03/15/2026 (A)	309	305
4.750%, 10/15/2027 (A)	766	734
3.750%, 01/15/2028 (A)	668	620
Lumen Technologies
5.625%, 04/01/2025	274	255
5.375%, 06/15/2029 (A)	263	81
4.500%, 01/15/2029 (A)	110	31
4.125%, 04/15/2029 (A)	818	532
4.125%, 04/15/2030 (A)	1,475	922
News
5.125%, 02/15/2032 (A)	140	133
3.875%, 05/15/2029 (A)	204	188
Nexstar Media
5.625%, 07/15/2027 (A)	1,000	950
4.750%, 11/01/2028 (A)	2,015	1,791
Paramount Global
6.375%, H15T5Y + 3.999%, 03/30/2062 (D)	569	502
4.950%, 01/15/2031	1,950	1,716
Sable International Finance
5.750%, 09/07/2027 (A)	854	820
Scripps Escrow
5.875%, 07/15/2027 (A)	1,957	1,182
Scripps Escrow II
3.875%, 01/15/2029 (A)	2,427	1,690

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sinclair Television Group
5.125%, 02/15/2027 (A)	$215	$190
4.125%, 12/01/2030 (A)	100	67
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,059	995
5.000%, 08/01/2027 (A)	2,260	2,163
4.125%, 07/01/2030 (A)	85	73
4.000%, 07/15/2028 (A)	612	553
3.125%, 09/01/2026 (A)	501	471
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	3,115	1,860
Stagwell Global
5.625%, 08/15/2029 (A)	363	335
TEGNA
4.625%, 03/15/2028	1,305	1,176
Telesat Canada
6.500%, 10/15/2027 (A)	1,482	458
5.625%, 12/06/2026 (A)	3,477	1,629
United States Cellular
6.700%, 12/15/2033	255	271
Urban One
7.375%, 02/01/2028 (A)	4,490	3,451
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	2,170	1,801
Windstream Escrow
7.750%, 08/15/2028 (A)	1,905	1,795
Zayo Group Holdings Inc
4.000%, 03/01/2027 (A)	9,529	7,621

		101,779

Consumer Discretionary — 13.9%
1011778 BC ULC
4.375%, 01/15/2028 (A)	1,010	953
3.875%, 01/15/2028 (A)	1,430	1,339
Academy
6.000%, 11/15/2027 (A)	1,010	994
Adient Global Holdings Ltd
8.250%, 04/15/2031 (A)	1,427	1,489
7.000%, 04/15/2028 (A)	17	17
4.875%, 08/15/2026 (A)	525	511
Adtalem Global Education
5.500%, 03/01/2028 (A)	1,461	1,405
Altice Financing
5.750%, 08/15/2029 (A)	1,899	1,379
5.000%, 01/15/2028 (A)	2,651	2,016
Amer Sports
6.750%, 02/16/2031 (A)	1,274	1,271
American Axle & Manufacturing
6.500%, 04/01/2027	605	604
6.250%, 03/15/2026	46	46
5.000%, 10/01/2029	112	103
Aramark Services
5.000%, 02/01/2028 (A)	287	278

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Asbury Automotive Group
4.625%, 11/15/2029 (A)	$919	$849
4.500%, 03/01/2028	1,661	1,574
Ashton Woods USA
6.625%, 01/15/2028 (A)	2,072	2,068
4.625%, 04/01/2030 (A)	620	554
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	1,475	1,453
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(E)(F)	2,750	–
Bath & Body Works
7.600%, 07/15/2037	370	355
7.500%, 06/15/2029	271	279
6.875%, 11/01/2035	964	972
6.750%, 07/01/2036	2,590	2,579
6.625%, 10/01/2030 (A)	1,669	1,674
5.250%, 02/01/2028	349	339
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	135	123
4.875%, 02/15/2030 (A)	1,800	1,610
Caesars Entertainment
8.125%, 07/01/2027 (A)	430	439
7.000%, 02/15/2030 (A)	1,585	1,619
6.500%, 02/15/2032 (A)	210	211
4.625%, 10/15/2029 (A)	1,029	943
Carnival
7.000%, 08/15/2029 (A)	102	106
6.000%, 05/01/2029 (A)	4,169	4,118
5.750%, 03/01/2027 (A)	418	413
4.000%, 08/01/2028 (A)	1,153	1,083
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	1,654	1,791
Carvana, Strike Price Fixed
12.000% cash/0% PIK, 12/01/2028 (A)	1,232	1,324
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	514	511
Cedar Fair
5.375%, 04/15/2027	140	139
5.250%, 07/15/2029	295	282
Clarios Global
8.500%, 05/15/2027 (A)	3,830	3,852
6.750%, 05/15/2025 (A)	173	173
6.750%, 05/15/2028 (A)	203	205
6.250%, 05/15/2026 (A)	486	486
CMG Media
8.875%, 12/15/2027 (A)	4,240	2,418
Cooper-Standard Automotive
13.500% cash/0% PIK, 03/31/2027 (A)	1,613	1,742
10.625% cash/0% PIK, 05/15/2027 (A)	970	733
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)	1,347	1,393

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSC Holdings
11.250%, 05/15/2028 (A)	$2,699	$2,351
7.500%, 04/01/2028 (A)	330	175
6.500%, 02/01/2029 (A)	2,568	1,874
5.750%, 01/15/2030 (A)	2,059	777
4.625%, 12/01/2030 (A)	1,370	499
4.500%, 11/15/2031 (A)	299	193
4.125%, 12/01/2030 (A)	123	79
3.375%, 02/15/2031 (A)	463	289
Dana
5.625%, 06/15/2028	205	199
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)	1,993	40
5.375%, 08/15/2026 (A)(B)	2,955	59
DirecTV Financing
8.875%, 02/01/2030 (A)	880	861
5.875%, 08/15/2027 (A)	2,291	2,155
DISH Network
11.750%, 11/15/2027 (A)	5,034	4,936
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	390	332
eG Global Finance
12.000%, 11/30/2028 (A)	1,315	1,400
Empire Resorts
7.750%, 11/01/2026 (A)	1,960	1,835
Everi Holdings
5.000%, 07/15/2029 (A)	1,423	1,400
Fertitta Entertainment
4.625%, 01/15/2029 (A)	1,408	1,282
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)	3,108	–
Ford Motor Credit
7.200%, 06/10/2030	200	210
7.122%, 11/07/2033	200	211
6.950%, 06/10/2026	200	204
6.800%, 05/12/2028	200	206
4.687%, 06/09/2025	455	450
4.542%, 08/01/2026	730	710
4.000%, 11/13/2030	200	179
2.700%, 08/10/2026	200	188
Ford Motor Credit MTN
4.389%, 01/08/2026	200	196
Foundation Building Materials
6.000%, 03/01/2029 (A)	883	784
GCI
4.750%, 10/15/2028 (A)	639	583
Goodyear Tire & Rubber
5.250%, 04/30/2031	122	112
5.250%, 07/15/2031	304	277
5.000%, 07/15/2029	327	304
GrubHub Holdings
5.500%, 07/01/2027 (A)	2,135	1,935

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hanesbrands
9.000%, 02/15/2031 (A)	$87	$91
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	1,224	1,230
5.875%, 04/01/2029 (A)	87	87
5.750%, 05/01/2028 (A)	246	245
4.875%, 01/15/2030	50	48
4.000%, 05/01/2031 (A)	3,240	2,900
3.750%, 05/01/2029 (A)	1,159	1,063
International Game Technology
5.250%, 01/15/2029 (A)	1,005	972
4.125%, 04/15/2026 (A)	604	588
Jacobs Entertainment
6.750%, 02/15/2029 (A)	1,835	1,702
KB Home
7.250%, 07/15/2030	1,474	1,519
Landsea Homes
8.875%, 04/01/2029 (A)	550	545
LBM Acquisition
6.250%, 01/15/2029 (A)	1,188	1,050
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	1,094	1,023
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,015	951
LGI Homes
8.750%, 12/15/2028 (A)	1,530	1,594
Liberty Interactive
8.250%, 02/01/2030	5,150	2,415
Life Time
5.750%, 01/15/2026 (A)	1,175	1,170
Lithia Motors
3.875%, 06/01/2029 (A)	341	306
McGraw-Hill Education
5.750%, 08/01/2028 (A)	2,645	2,551
MGM Resorts International
6.500%, 04/15/2032	176	175
5.750%, 06/15/2025	674	672
4.750%, 10/15/2028	1,391	1,324
Midcontinent Communications
5.375%, 08/15/2027 (A)	472	453
Midwest Gaming Borrower
4.875%, 05/01/2029 (A)	1,227	1,143
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(E)	5,936	–
NCL
8.375%, 02/01/2028 (A)	1,430	1,494
NESCO Holdings II
5.500%, 04/15/2029 (A)	271	251
Newell Brands
6.875%, 04/01/2036	70	63
6.625%, 09/15/2029	70	68
6.375%, 09/15/2027	200	197
5.700%, 04/01/2026	420	415

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nordstrom
4.375%, 04/01/2030	$563	$512
PetSmart
7.750%, 02/15/2029 (A)	1,085	1,057
4.750%, 02/15/2028 (A)	1,335	1,240
PM General Purchaser
9.500%, 10/01/2028 (A)	348	356
QVC
4.750%, 02/15/2027	2,542	2,145
4.375%, 09/01/2028	250	183
Raptor Acquisition
4.875%, 11/01/2026 (A)	233	225
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	1,255	1,071
Royal Caribbean Cruises
9.250%, 01/15/2029 (A)	225	240
8.250%, 01/15/2029 (A)	225	238
7.250%, 01/15/2030 (A)	165	171
6.250%, 03/15/2032 (A)	167	168
Service International
7.500%, 04/01/2027	352	364
Shea Homes
4.750%, 04/01/2029	825	767
Shutterfly Finance
9.750%, 10/01/2027 (A)	83	83
8.500% cash/0% PIK, 10/01/2027 (A)	539	468
Six Flags Entertainment
7.250%, 05/15/2031 (A)	3,106	3,162
6.625%, 05/01/2032 (A)	984	1,000
5.500%, 04/15/2027 (A)	20	20
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	82	82
Sonic Automotive
4.625%, 11/15/2029 (A)	341	308
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)	2,394	2,352
SRS Distribution
6.125%, 07/01/2029 (A)	182	187
6.000%, 12/01/2029 (A)	240	247
4.625%, 07/01/2028 (A)	342	349
Staples
12.750%, 01/15/2030 (A)	435	339
10.750%, 09/01/2029 (A)	600	570
Station Casinos
6.625%, 03/15/2032 (A)	1,380	1,373
4.500%, 02/15/2028 (A)	585	551
StoneMor
8.500%, 05/15/2029 (A)	2,605	2,161
Studio City Finance
5.000%, 01/15/2029 (A)	1,835	1,615
Superior Plus
4.500%, 03/15/2029 (A)	202	185

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SWF Escrow Issuer
6.500%, 10/01/2029 (A)	$495	$267
Taylor Morrison Communities
5.125%, 08/01/2030 (A)	1,768	1,693
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,800	1,683
Tempur Sealy International
4.000%, 04/15/2029 (A)	540	487
3.875%, 10/15/2031 (A)	126	105
Time Warner Entertainment
8.375%, 07/15/2033	1,028	1,136
Univision Communications
8.000%, 08/15/2028 (A)	1,530	1,492
7.375%, 06/30/2030 (A)	326	303
6.625%, 06/01/2027 (A)	5	5
4.500%, 05/01/2029 (A)	810	681
Vail Resorts
6.500%, 05/15/2032 (A)	123	124
Victoria's Secret
4.625%, 07/15/2029 (A)	2,866	2,383
Viking Cruises
5.875%, 09/15/2027 (A)	2,030	2,009
Virgin Media Finance
5.000%, 07/15/2030 (A)	493	406
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	480	407
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,612	1,434
Vista Outdoor
4.500%, 03/15/2029 (A)	408	409
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,156	1,194
White Capital Parent
8.250% cash/0% PIK, 03/15/2026 (A)	1,765	1,765
Wolverine World Wide
4.000%, 08/15/2029 (A)	2,562	2,145
WW International
4.500%, 04/15/2029 (A)	1,410	545
Wynn Las Vegas
5.250%, 05/15/2027 (A)	790	771
Wynn Macau
5.125%, 12/15/2029 (A)	1,125	1,019
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	758	786
5.125%, 10/01/2029 (A)	394	375
Yum! Brands
6.875%, 11/15/2037	850	927
5.375%, 04/01/2032	1,443	1,387
3.625%, 03/15/2031	570	503

		156,635

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 2.3%
Albertsons
5.875%, 02/15/2028 (A)	$130	$129
4.875%, 02/15/2030 (A)	1,895	1,791
3.500%, 03/15/2029 (A)	463	416
3.250%, 03/15/2026 (A)	201	193
Central Garden & Pet
5.125%, 02/01/2028	350	340
4.125%, 10/15/2030	242	216
4.125%, 04/30/2031 (A)	168	148
Chobani
7.625%, 07/01/2029 (A)	588	606
4.625%, 11/15/2028 (A)	514	485
Coty
6.625%, 07/15/2030 (A)	1,561	1,584
Edgewell Personal Care
5.500%, 06/01/2028 (A)	315	307
4.125%, 04/01/2029 (A)	192	177
Energizer Holdings
4.750%, 06/15/2028 (A)	484	453
4.375%, 03/31/2029 (A)	642	581
Fiesta Purchaser
7.875%, 03/01/2031 (A)	487	503
High Ridge Brands Co. (Escrow Security)
8.875%, 03/15/2025 (A)(B)	445	–
HLF Financing Sarl
12.250%, 04/15/2029 (A)	1,291	1,287
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,430	1,299
New Albertsons
8.700%, 05/01/2030	705	783
8.000%, 05/01/2031	910	974
Performance Food Group
5.500%, 10/15/2027 (A)	370	362
4.250%, 08/01/2029 (A)	325	296
Post Holdings
5.625%, 01/15/2028 (A)	1,474	1,451
5.500%, 12/15/2029 (A)	1,182	1,141
Rite Aid
8.000%, 10/18/2024 (A)(B)	422	185
8.000%, 11/15/2026 (A)(B)	2,625	1,151
7.500%, 07/01/2025 (A)(B)	846	347
%, 10/18/2024 (A)(B)(D)(E)(F)	206	198
Sigma Holdco BV
7.875%, 05/15/2026 (A)	2,602	2,569
Simmons Foods
4.625%, 03/01/2029 (A)	2,059	1,811
Triton Water Holdings
6.250%, 04/01/2029 (A)	1,707	1,646
US Foods
6.875%, 09/15/2028 (A)	83	85
4.625%, 06/01/2030 (A)	230	213

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Victra Holdings
7.750%, 02/15/2026 (A)	$2,073	$2,062

		25,789

Energy — 10.6%
Aethon United BR
8.250%, 02/15/2026 (A)	1,216	1,229
Antero Midstream Partners
5.750%, 03/01/2027 (A)	50	49
5.750%, 01/15/2028 (A)	300	295
5.375%, 06/15/2029 (A)	1,311	1,271
Antero Resources
8.375%, 07/15/2026 (A)	260	269
7.625%, 02/01/2029 (A)	160	164
Apache
5.100%, 09/01/2040	2,111	1,801
Archrock Partners
6.875%, 04/01/2027 (A)	275	276
6.250%, 04/01/2028 (A)	1,079	1,069
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	2,368	2,426
7.000%, 11/01/2026 (A)	1,301	1,302
5.875%, 06/30/2029 (A)	240	234
Baytex Energy
8.500%, 04/30/2030 (A)	320	335
7.375%, 03/15/2032 (A)	1,305	1,326
Blue Racer Midstream
7.250%, 07/15/2032 (A)	578	594
7.000%, 07/15/2029 (A)	609	620
6.625%, 07/15/2026 (A)	115	115
Buckeye Partners
4.500%, 03/01/2028 (A)	400	376
4.125%, 03/01/2025 (A)	155	153
4.125%, 12/01/2027	135	126
Cheniere Energy Partners
4.000%, 03/01/2031	389	354
3.250%, 01/31/2032	260	222
Chesapeake Energy Corp
7.500%, 10/01/2026 (B)(C)(E)	2,515	53
7.000%, 10/01/2024 (B)(E)	1,135	22
6.750%, 04/15/2029 (A)	1,648	1,651
Chord Energy Corp
6.375%, 06/01/2026 (A)	379	379
CITGO Petroleum
6.375%, 06/15/2026 (A)	2,025	2,014
Civitas Resources
8.750%, 07/01/2031 (A)	2,319	2,483
8.625%, 11/01/2030 (A)	1,822	1,954
8.375%, 07/01/2028 (A)	319	334
Comstock Resources
6.750%, 03/01/2029 (A)	4,308	4,175
5.875%, 01/15/2030 (A)	225	209

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Crescent Energy Finance
9.250%, 02/15/2028 (A)	$459	$485
7.625%, 04/01/2032 (A)	154	157
7.375%, 01/15/2033 (A)	135	135
CVR Energy
8.500%, 01/15/2029 (A)	1,525	1,531
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	258	271
DT Midstream
4.375%, 06/15/2031 (A)	103	94
4.125%, 06/15/2029 (A)	210	194
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (D)	2,675	2,787
Encino Acquisition Partners Holdings
8.750%, 05/01/2031 (A)	2,425	2,529
8.500%, 05/01/2028 (A)	437	445
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (D)	1,572	1,644
6.750%, H15T5Y + 5.134%(D)(G)	300	298
6.625%, US0003M + 4.155%(D)(G)	855	830
6.500%, H15T5Y + 5.694%(D)(G)	1,535	1,514
5.500%, 06/01/2027	1,564	1,569
EnLink Midstream
6.500%, 09/01/2030 (A)	1,090	1,116
5.375%, 06/01/2029	1,725	1,684
EnLink Midstream Partners
5.600%, 04/01/2044	1,695	1,503
5.450%, 06/01/2047	1,157	1,004
Enviva Partners
6.500%, 01/15/2026 (A)(B)	2,139	949
EQM Midstream Partners
7.500%, 06/01/2027 (A)	170	173
7.500%, 06/01/2030 (A)	139	148
6.500%, 07/01/2027 (A)	150	152
6.500%, 07/15/2048	1,735	1,752
6.000%, 07/01/2025 (A)	67	67
4.500%, 01/15/2029 (A)	439	414
Genesis Energy
8.875%, 04/15/2030	1,715	1,804
8.250%, 01/15/2029	68	70
8.000%, 01/15/2027	102	104
7.875%, 05/15/2032	778	786
7.750%, 02/01/2028	315	318
Greenfire Resources
12.000%, 10/01/2028 (A)	940	1,004
Gulfport Energy Corp
8.000%, 05/17/2026 (A)	556	563
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,000	1,016
7.500%, 05/15/2032 (A)	109	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hess Midstream Operations
6.500%, 06/01/2029 (A)	$122	$124
5.625%, 02/15/2026 (A)	340	338
4.250%, 02/15/2030 (A)	117	107
Hilcorp Energy I
6.250%, 04/15/2032 (A)	85	82
6.000%, 04/15/2030 (A)	101	98
6.000%, 02/01/2031 (A)	1,421	1,356
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	210	222
7.375%, 07/15/2032 (A)	1,698	1,725
ITT Holdings
6.500%, 08/01/2029 (A)	2,505	2,270
Kinetik Holdings
6.625%, 12/15/2028 (A)	1,495	1,519
Kodiak Gas Services
7.250%, 02/15/2029 (A)	759	778
Matador Resources
6.500%, 04/15/2032 (A)	2,557	2,557
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	864	886
7.500%, 01/15/2026 (A)	2,026	2,028
New Fortress Energy
8.750%, 03/15/2029 (A)	1,200	1,095
6.750%, 09/15/2025 (A)	1,104	1,072
NGL Energy Operating
8.375%, 02/15/2032 (A)	172	175
8.125%, 02/15/2029 (A)	1,683	1,715
Northern Oil & Gas
8.750%, 06/15/2031 (A)	565	593
8.125%, 03/01/2028 (A)	1,084	1,096
Northriver Midstream Finance
6.750%, 07/15/2032 (A)	938	940
5.625%, 02/15/2026 (A)	1,240	1,240
NuStar Logistics
6.375%, 10/01/2030	134	136
6.000%, 06/01/2026	255	255
5.750%, 10/01/2025	119	118
5.625%, 04/28/2027	120	119
PBF Holding
7.875%, 09/15/2030 (A)	1,500	1,536
Permian Resources Operating
9.875%, 07/15/2031 (A)	325	360
7.000%, 01/15/2032 (A)	1,787	1,835
Prairie Acquiror
9.000%, 08/01/2029 (A)	86	89
Precision Drilling
7.125%, 01/15/2026 (A)	244	244
Range Resources
8.250%, 01/15/2029	417	432
4.875%, 05/15/2025	290	288
Rockcliff Energy II
5.500%, 10/15/2029 (A)	2,497	2,337

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rockies Express Pipeline
4.800%, 05/15/2030 (A)	$1,428	$1,318
Seventy Seven Operating (Escrow Security)
6.625%, 01/15/2020 (B)(E)	1,869	–
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	1,765	1,825
SM Energy
6.750%, 09/15/2026	205	205
6.625%, 01/15/2027	278	277
6.500%, 07/15/2028	113	112
Southwestern Energy
8.375%, 09/15/2028	170	176
5.375%, 02/01/2029	32	31
5.375%, 03/15/2030	239	231
4.750%, 02/01/2032	38	35
Sunoco
7.250%, 05/01/2032 (A)	570	589
7.000%, 05/01/2029 (A)	1,638	1,679
4.500%, 05/15/2029	253	237
4.500%, 04/30/2030	327	302
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	1,565	1,573
6.000%, 03/01/2027 (A)	270	266
6.000%, 12/31/2030 (A)	2,365	2,203
6.000%, 09/01/2031 (A)	722	675
5.500%, 01/15/2028 (A)	1,485	1,421
TerraForm Power Operating
5.000%, 01/31/2028 (A)	3,107	2,968
4.750%, 01/15/2030 (A)	375	342
Transocean
8.750%, 02/15/2030 (A)	1,203	1,263
8.250%, 05/15/2029 (A)	151	152
6.800%, 03/15/2038	2,089	1,733
Transocean Titan Financing
8.375%, 02/01/2028 (A)	58	60
Valaris
8.375%, 04/30/2030 (A)	129	134
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	2,665	2,391
3.875%, 08/15/2029 (A)	5	5
3.875%, 11/01/2033 (A)	1,365	1,163
Venture Global LNG
9.875%, 02/01/2032 (A)	2,987	3,251
9.500%, 02/01/2029 (A)	140	153
8.125%, 06/01/2028 (A)	2,365	2,437
Vital Energy
7.875%, 04/15/2032 (A)	157	160
Weatherford International
8.625%, 04/30/2030 (A)	1,512	1,567
Western Midstream Operating
5.250%, 02/01/2050	2,061	1,806

		119,606

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 8.4%
Acrisure
10.125%, 08/01/2026 (A)	$1,211	$1,248
8.250%, 02/01/2029 (A)	1,729	1,737
7.500%, 11/06/2030 (A)	551	551
4.250%, 02/15/2029 (A)	354	322
AG Issuer
6.250%, 03/01/2028 (A)	1,208	1,182
Alliant Holdings Intermediate
7.000%, 01/15/2031 (A)	3,439	3,474
4.250%, 10/15/2027 (A)	476	446
Ally Financial
4.750%, 06/09/2027	651	635
AmWINS Group
6.375%, 02/15/2029 (A)	1,391	1,395
Ardonagh Finco
7.750%, 02/15/2031 (A)	671	663
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	584	570
Aretec Group
10.000%, 08/15/2030 (A)	2,742	2,982
Barclays
8.000%, H15T5Y + 5.431%(D)(G)	883	897
Blackstone Private Credit Fund
2.625%, 12/15/2026	2,248	2,056
Block
6.500%, 05/15/2032 (A)	1,684	1,707
2.750%, 06/01/2026	140	132
Blue Owl Capital
3.400%, 07/15/2026	1,587	1,495
Citigroup
3.875%, H15T5Y + 3.417%(D)(G)	854	808
Coinbase Global
3.375%, 10/01/2028 (A)	551	472
CPI CG
10.000%, 07/15/2029 (A)	930	965
8.625%, 03/15/2026 (A)	1,718	1,755
Credit Acceptance
9.250%, 12/15/2028 (A)	1,475	1,559
Encore Capital Group
9.250%, 04/01/2029 (A)	1,675	1,745
Finance of America Funding
7.875%, 11/15/2025 (A)	4,224	3,298
FirstCash
6.875%, 03/01/2032 (A)	1,545	1,545
Freedom Mortgage
12.000%, 10/01/2028 (A)	1,458	1,566
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	2,020	2,019
Genworth Holdings
6.500%, 06/15/2034	1,565	1,456
GGAM Finance
6.875%, 04/15/2029 (A)	488	497

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HAT Holdings I
3.750%, 09/15/2030 (A)	$415	$362
3.375%, 06/15/2026 (A)	577	544
Howden UK Refinance
8.125%, 02/15/2032 (A)	292	290
7.250%, 02/15/2031 (A)	1,105	1,097
HUB International
7.250%, 06/15/2030 (A)	1,313	1,346
Jane Street Group
7.125%, 04/30/2031 (A)	1,968	2,018
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	1,220	1,231
5.250%, 10/01/2025 (A)	647	641
4.750%, 06/15/2029 (A)	3,805	3,515
4.250%, 02/01/2027 (A)	579	548
LD Holdings Group
6.125%, 04/01/2028 (A)	970	728
LPL Holdings
4.625%, 11/15/2027 (A)	568	550
4.375%, 05/15/2031 (A)	325	298
Macquarie Airfinance Holdings
6.500%, 03/26/2031 (A)	180	185
6.400%, 03/26/2029 (A)	180	183
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	2,435	2,303
5.625%, 01/15/2030 (A)	1,451	1,254
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	414	223
5.500%, 09/01/2028 (A)	271	204
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	140	141
6.000%, 01/15/2027 (A)	60	59
5.750%, 11/15/2031 (A)	275	259
5.500%, 08/15/2028 (A)	2,346	2,254
5.125%, 12/15/2030 (A)	143	131
Navient
5.500%, 03/15/2029	150	137
Navient MTN
5.625%, 08/01/2033	1,440	1,150
OneMain Finance
9.000%, 01/15/2029	404	426
7.875%, 03/15/2030	1,515	1,562
7.500%, 05/15/2031	1,430	1,447
7.125%, 03/15/2026	193	196
5.375%, 11/15/2029	3,270	3,067
4.000%, 09/15/2030	1,399	1,201
3.875%, 09/15/2028	253	227
3.500%, 01/15/2027	995	932
Osaic Holdings
10.750%, 08/01/2027 (A)	3,647	3,755
Panther Escrow Issuer
7.125%, 06/01/2031 (A)	2,976	3,010

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PennyMac Financial Services
7.875%, 12/15/2029 (A)	$1,484	$1,530
5.750%, 09/15/2031 (A)	2,871	2,689
4.250%, 02/15/2029 (A)	1,665	1,514
PRA Group
8.375%, 02/01/2028 (A)	1,675	1,670
Rithm Capital
8.000%, 04/01/2029 (A)	858	833
Rocket Mortgage
4.000%, 10/15/2033 (A)	32	27
3.625%, 03/01/2029 (A)	977	886
2.875%, 10/15/2026 (A)	185	173
Sabre GLBL
11.250%, 12/15/2027 (A)	3,925	3,815
Starwood Property Trust
7.250%, 04/01/2029 (A)	1,628	1,645
4.375%, 01/15/2027 (A)	883	836
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(D)	875	854
United Wholesale Mortgage
5.500%, 11/15/2025 (A)	347	344
VFH Parent
7.500%, 06/15/2031 (A)	1,104	1,109

		94,576

Health Care — 6.8%
Acadia Healthcare
5.000%, 04/15/2029 (A)	1,338	1,271
AHP Health Partners
5.750%, 07/15/2029 (A)	251	238
Akumin
9.000%, 08/01/2027 (A)	2,020	1,672
8.000%, 08/01/2028 (A)(B)	915	702
AthenaHealth Group
6.500%, 02/15/2030 (A)	1,899	1,748
Avantor Funding
4.625%, 07/15/2028 (A)	564	537
Bausch + Lomb
8.375%, 10/01/2028 (A)	855	875
Bausch Health
5.750%, 08/15/2027 (A)	220	175
5.500%, 11/01/2025 (A)	1,562	1,455
5.250%, 01/30/2030 (A)	75	35
5.250%, 02/15/2031 (A)	193	90
5.000%, 01/30/2028 (A)	215	111
5.000%, 02/15/2029 (A)	445	213
4.875%, 06/01/2028 (A)	485	363
Bausch Health Americas
9.250%, 04/01/2026 (A)	390	351
8.500%, 01/31/2027 (A)	444	306
Charles River Laboratories International
4.250%, 05/01/2028 (A)	1,633	1,542

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/15/2031 (A)	$930	$829
CHS
10.875%, 01/15/2032 (A)	2,416	2,514
8.000%, 12/15/2027 (A)	2,370	2,350
6.125%, 04/01/2030 (A)	1,467	1,027
6.000%, 01/15/2029 (A)	260	229
5.625%, 03/15/2027 (A)	1,757	1,636
5.250%, 05/15/2030 (A)	307	253
4.750%, 02/15/2031 (A)	278	219
Concentra Escrow Issuer
6.875%, 07/15/2032 (A)	660	669
DaVita
4.625%, 06/01/2030 (A)	1,640	1,482
3.750%, 02/15/2031 (A)	1,138	971
Embecta
6.750%, 02/15/2030 (A)	1,475	1,282
5.000%, 02/15/2030 (A)	395	325
Emergent BioSolutions
3.875%, 08/15/2028 (A)	307	200
Encompass Health
4.625%, 04/01/2031	450	413
4.500%, 02/01/2028	440	419
Endo
9.500%, 12/31/2049 (E)	1,406	–
6.125%, 12/31/2049 (E)	1,485	–
6.000%, 12/31/2049 (E)	1,302	39
%, 04/01/2027 (E)(F)	1,373	–
Endo Finance Holdings
8.500%, 04/15/2031 (A)	1,458	1,505
Envision Healthcare Corp
8.750%, 10/15/2026 (B)(E)	1,825	–
Fortrea Holdings
7.500%, 07/01/2030 (A)	440	437
Global Medical Response
10.000%, 10/31/2028 (A)	4,864	4,744
Grifols
4.750%, 10/15/2028 (A)	2,088	1,802
HCA
3.500%, 09/01/2030	1,065	961
Heartland Dental
10.500%, 04/30/2028 (A)	2,516	2,671
IQVIA
6.500%, 05/15/2030 (A)	1,615	1,639
5.000%, 10/15/2026 (A)	805	790
LifePoint Health
11.000%, 10/15/2030 (A)	1,225	1,350
9.875%, 08/15/2030 (A)	369	393
5.375%, 01/15/2029 (A)	389	342
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	319	347
Medline Borrower
6.250%, 04/01/2029 (A)	1,857	1,878
3.875%, 04/01/2029 (A)	4,814	4,433

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Molina Healthcare
4.375%, 06/15/2028 (A)	$1,166	$1,098
3.875%, 11/15/2030 (A)	1,295	1,151
Option Care Health
4.375%, 10/31/2029 (A)	2,725	2,501
Organon
5.125%, 04/30/2031 (A)	1,742	1,565
4.125%, 04/30/2028 (A)	466	433
Owens & Minor
6.625%, 04/01/2030 (A)	185	168
4.500%, 03/31/2029 (A)	397	343
Prime Security Services Borrower
3.375%, 08/31/2027 (A)	689	638
Radiology Partners
9.781%, 02/15/2030 (A)	2,047	1,638
7.775%, 01/31/2029 (A)	4,520	4,237
Sotera Health Holdings
7.375%, 06/01/2031 (A)	160	160
Surgery Center Holdings
7.250%, 04/15/2032 (A)	758	766
Team Health Holdings
13.500%, 06/30/2028 (A)	249	277
6.375%, 02/01/2025 (A)	3,422	3,259
Tenet Healthcare
6.750%, 05/15/2031	1,042	1,058
6.250%, 02/01/2027	1,465	1,464
6.125%, 06/15/2030	2,336	2,320
5.125%, 11/01/2027	688	673
4.625%, 06/15/2028	1,299	1,235
4.375%, 01/15/2030	800	742
4.250%, 06/01/2029	1,537	1,431

		76,990

Industrials — 8.6%
AAR Escrow Issuer
6.750%, 03/15/2029 (A)	2,505	2,554
ACCO Brands
4.250%, 03/15/2029 (A)	545	487
Allegiant Travel
7.250%, 08/15/2027 (A)	858	817
Allied Universal Holdco
6.625%, 07/15/2026 (A)	7	7
4.625%, 06/01/2028 (A)	1,427	1,301
Allison Transmission
5.875%, 06/01/2029 (A)	210	207
4.750%, 10/01/2027 (A)	1,821	1,759
3.750%, 01/30/2031 (A)	255	224
American Airlines
5.750%, 04/20/2029 (A)	3,661	3,561
5.500%, 04/20/2026 (A)	666	661
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,046	976

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
APi Group DE
4.750%, 10/15/2029 (A)	$135	$126
4.125%, 07/15/2029 (A)	214	195
Avis Budget Car Rental
8.000%, 02/15/2031 (A)	1,885	1,867
5.750%, 07/15/2027 (A)	280	270
5.375%, 03/01/2029 (A)	558	511
4.750%, 04/01/2028 (A)	60	55
Bombardier
8.750%, 11/15/2030 (A)	102	110
7.875%, 04/15/2027 (A)	180	180
7.500%, 02/01/2029 (A)	853	884
7.250%, 07/01/2031 (A)	2,079	2,135
7.000%, 06/01/2032 (A)	947	960
Brightline East
11.000%, 01/31/2030 (A)	817	745
Brink's
6.500%, 06/15/2029 (A)	72	73
Builders FirstSource
6.375%, 06/15/2032 (A)	246	246
6.375%, 03/01/2034 (A)	635	629
4.250%, 02/01/2032 (A)	1,518	1,342
BWX Technologies
4.125%, 06/30/2028 (A)	1,233	1,151
4.125%, 04/15/2029 (A)	1,099	1,014
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	1,495	1,466
Chart Industries
9.500%, 01/01/2031 (A)	1,362	1,476
7.500%, 01/01/2030 (A)	244	252
Conduent Business Services
6.000%, 11/01/2029 (A)	310	290
CoreCivic
8.250%, 04/15/2029	305	315
CP Atlas Buyer
7.000%, 12/01/2028 (A)	1,454	1,243
Deluxe
8.000%, 06/01/2029 (A)	885	830
EMRLD Borrower
6.750%, 07/15/2031 (A)	83	84
6.625%, 12/15/2030 (A)	3,750	3,779
Enviri
5.750%, 07/31/2027 (A)	465	442
First Student Bidco
4.000%, 07/31/2029 (A)	15	13
Fortress Transportation and Infrastructure Investors
7.000%, 05/01/2031 (A)	735	751
Garda World Security
9.500%, 11/01/2027 (A)	320	321
6.000%, 06/01/2029 (A)	242	221
Gates
6.875%, 07/01/2029 (A)	879	894

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GEO Group
8.625%, 04/15/2029 (A)	$150	$154
GFL Environmental
5.125%, 12/15/2026 (A)	335	332
4.750%, 06/15/2029 (A)	891	841
4.375%, 08/15/2029 (A)	146	135
4.000%, 08/01/2028 (A)	694	645
3.500%, 09/01/2028 (A)	1,415	1,304
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	175	172
5.625%, 06/01/2029 (A)	332	312
GrafTech Global Enterprises
9.875%, 12/15/2028 (A)	828	610
Griffon
5.750%, 03/01/2028	500	482
H&E Equipment Services
3.875%, 12/15/2028 (A)	2,285	2,062
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,776	1,690
Herc Holdings
6.625%, 06/15/2029 (A)	156	158
Hertz
12.625%, 07/15/2029 (A)	445	460
5.000%, 12/01/2029 (A)	663	407
4.625%, 12/01/2026 (A)	272	198
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	465	42
6.000%, 01/15/2028 (A)(B)	450	40
5.500%, 10/15/2024 (A)(B)	559	20
Icahn Enterprises
9.000%, 06/15/2030 (A)	930	925
6.250%, 05/15/2026	883	876
5.250%, 05/15/2027	1,145	1,075
JELD-WEN
4.875%, 12/15/2027 (A)	250	236
4.625%, 12/15/2025 (A)	145	142
Korn Ferry
4.625%, 12/15/2027 (A)	2,197	2,092
Madison IAQ
5.875%, 06/30/2029 (A)	1,689	1,572
4.125%, 06/30/2028 (A)	175	163
MasTec
4.500%, 08/15/2028 (A)	433	413
Masterbrand
7.000%, 07/15/2032 (A)	53	54
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	1,058	1,060
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	832	838
MIWD Holdco II
5.500%, 02/01/2030 (A)	221	204
Moog
4.250%, 12/15/2027 (A)	800	757

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pitney Bowes
7.250%, 03/15/2029 (A)	$2,160	$1,941
6.875%, 03/15/2027 (A)	150	141
Prime Security Services Borrower
5.750%, 04/15/2026 (A)	1,194	1,185
Regal Rexnord
6.300%, 02/15/2030	127	130
6.050%, 04/15/2028	300	303
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	715	747
6.750%, 03/15/2028 (A)	780	794
Science Applications International
4.875%, 04/01/2028 (A)	1,596	1,523
Sensata Technologies
6.625%, 07/15/2032 (A)	235	237
4.000%, 04/15/2029 (A)	1,380	1,267
3.750%, 02/15/2031 (A)	20	17
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,133	1,017
Spirit AeroSystems
9.750%, 11/15/2030 (A)	828	913
9.375%, 11/30/2029 (A)	175	189
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	2,338	1,707
SS&C Technologies
6.500%, 06/01/2032 (A)	599	604
5.500%, 09/30/2027 (A)	622	613
Standard Industries
5.000%, 02/15/2027 (A)	1,901	1,848
4.750%, 01/15/2028 (A)	798	759
4.375%, 07/15/2030 (A)	2,281	2,061
3.375%, 01/15/2031 (A)	88	74
Terex
5.000%, 05/15/2029 (A)	335	318
TK Elevator US Newco
5.250%, 07/15/2027 (A)	1,548	1,500
TransDigm
7.125%, 12/01/2031 (A)	2,420	2,494
6.875%, 12/15/2030 (A)	680	694
6.750%, 08/15/2028 (A)	1,485	1,503
6.625%, 03/01/2032 (A)	1,278	1,291
6.375%, 03/01/2029 (A)	373	375
TriNet Group
7.125%, 08/15/2031 (A)	172	175
Triumph Group
9.000%, 03/15/2028 (A)	92	96
Uber Technologies
7.500%, 09/15/2027 (A)	140	143
4.500%, 08/15/2029 (A)	144	137
United Airlines
4.625%, 04/15/2029 (A)	2,763	2,573
4.375%, 04/15/2026 (A)	291	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Rentals North America
6.125%, 03/15/2034 (A)	$176	$175
5.250%, 01/15/2030	1,070	1,037
4.000%, 07/15/2030	1,435	1,298
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	1,750	1,534
6.375%, 02/01/2030 (A)	2,506	1,969
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(B)	100	4
9.000%, 11/15/2026 (A)(B)	599	210
WESCO Distribution
7.250%, 06/15/2028 (A)	483	492
6.625%, 03/15/2032 (A)	120	121
6.375%, 03/15/2029 (A)	330	331
Williams Scotsman
7.375%, 10/01/2031 (A)	1,485	1,528
6.625%, 06/15/2029 (A)	78	79
Wrangler Holdco
6.625%, 04/01/2032 (A)	78	78
XPO
7.125%, 02/01/2032 (A)	130	133

		96,534

Information Technology — 3.9%
Ahead DB Holdings
6.625%, 05/01/2028 (A)	1,314	1,244
ams-OSRAM
12.250%, 03/30/2029 (A)	190	197
Arches Buyer
6.125%, 12/01/2028 (A)	1,867	1,549
4.250%, 06/01/2028 (A)	1,050	937
Ciena
4.000%, 01/31/2030 (A)	1,140	1,030
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	189	175
Cloud Software Group
8.250%, 06/30/2032 (A)	2,365	2,410
6.500%, 03/31/2029 (A)	2,171	2,085
Coherent
5.000%, 12/15/2029 (A)	2,775	2,626
CommScope
8.250%, 03/01/2027 (A)	510	242
7.125%, 07/01/2028 (A)	645	265
6.000%, 03/01/2026 (A)	2,520	2,211
4.750%, 09/01/2029 (A)	1,287	891
CommScope Technologies
6.000%, 06/15/2025 (A)	1,991	1,622
5.000%, 03/15/2027 (A)	200	83
Elastic
4.125%, 07/15/2029 (A)	1,468	1,340
Entegris
5.950%, 06/15/2030 (A)	467	462
4.375%, 04/15/2028 (A)	182	172

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 05/01/2029 (A)	$786	$705
Entegris Escrow
4.750%, 04/15/2029 (A)	2,544	2,434
EquipmentShare.com
9.000%, 05/15/2028 (A)	437	451
8.625%, 05/15/2032 (A)	52	54
Go Daddy Operating
3.500%, 03/01/2029 (A)	920	831
Imola Merger
4.750%, 05/15/2029 (A)	233	218
Insight Enterprises
6.625%, 05/15/2032 (A)	65	66
McAfee
7.375%, 02/15/2030 (A)	2,267	2,094
MicroStrategy
6.125%, 06/15/2028 (A)	2,009	1,947
NCR Atleos
9.500%, 04/01/2029 (A)	419	453
NCR Voyix
5.125%, 04/15/2029 (A)	328	309
5.000%, 10/01/2028 (A)	252	238
Newfold Digital Holdings Group
11.750%, 10/15/2028 (A)	539	558
6.000%, 02/15/2029 (A)	404	292
ON Semiconductor
3.875%, 09/01/2028 (A)	2,703	2,495
Open Text
6.900%, 12/01/2027 (A)	1,916	1,989
Open Text Holdings
4.125%, 02/15/2030 (A)	2,342	2,112
RingCentral
8.500%, 08/15/2030 (A)	209	218
Rocket Software
9.000%, 11/28/2028 (A)	605	615
Seagate HDD Cayman
8.500%, 07/15/2031	355	382
8.250%, 12/15/2029	572	614
3.375%, 07/15/2031	1,341	1,076
Synaptics
4.000%, 06/15/2029 (A)	1,959	1,775
Viasat
7.500%, 05/30/2031 (A)	1,360	904
6.500%, 07/15/2028 (A)	2,140	1,620
Xerox Holdings
8.875%, 11/30/2029 (A)	165	157

		44,148

Materials — 7.4%
ARD Finance
6.500% cash/0% PIK, 06/30/2027 (A)	828	205
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)	3,483	2,161
4.125%, 08/15/2026 (A)	435	377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	$2,325	$1,273
ATI
7.250%, 08/15/2030	147	152
5.875%, 12/01/2027	174	172
5.125%, 10/01/2031	80	74
4.875%, 10/01/2029	160	149
Axalta Coating Systems
3.375%, 02/15/2029 (A)	970	868
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	1,812	1,882
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	3,355	3,021
Ball
6.000%, 06/15/2029	1,168	1,174
3.125%, 09/15/2031	2,490	2,106
2.875%, 08/15/2030	1,751	1,488
Big River Steel
6.625%, 01/31/2029 (A)	298	299
Carpenter Technology
7.625%, 03/15/2030	60	62
6.375%, 07/15/2028	184	184
CF Industries
5.150%, 03/15/2034	1,619	1,553
Chemours
5.750%, 11/15/2028 (A)	1,854	1,712
4.625%, 11/15/2029 (A)	1,208	1,040
Cleveland-Cliffs Inc
7.000%, 03/15/2032 (A)	850	840
6.750%, 04/15/2030 (A)	154	152
4.625%, 03/01/2029 (A)	213	202
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	772	756
Compass Minerals International
6.750%, 12/01/2027 (A)	2,157	2,061
Cornerstone Chemical
10.250%, 09/01/2027 (A)(B)(C)(E)	343	343
15.000%, 12/06/2028 (E)	2,990	2,990
CVR Partners
6.125%, 06/15/2028 (A)	1,097	1,054
Domtar
6.750%, 10/01/2028 (A)	2,605	2,323
Element Solutions
3.875%, 09/01/2028 (A)	447	411
ERO Copper
6.500%, 02/15/2030 (A)	1,605	1,558
First Quantum Minerals
9.375%, 03/01/2029 (A)	200	209
8.625%, 06/01/2031 (A)	1,600	1,597
6.875%, 10/15/2027 (A)	1,449	1,416
FMG Resources August 2006 PTY
4.500%, 09/15/2027 (A)	772	738

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freeport-McMoRan
5.450%, 03/15/2043	$550	$522
5.400%, 11/14/2034	925	910
Graham Packaging
7.125%, 08/15/2028 (A)	185	175
INEOS Finance
7.500%, 04/15/2029 (A)	303	306
6.750%, 05/15/2028 (A)	200	200
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	200	212
Innophos Holdings
9.375%, 02/15/2028 (A)	2,970	2,525
LABL
10.500%, 07/15/2027 (A)	1,171	1,146
6.750%, 07/15/2026 (A)	1,177	1,162
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	500	500
7.875%, 04/15/2027 (A)	1,055	1,076
Methanex
5.250%, 12/15/2029	695	670
5.125%, 10/15/2027	1,361	1,313
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,170	1,211
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(C)(E)	1,989	1,943
Neiman Marcus Group (Escrow Security)
8.750% cash/0% PIK, 10/15/2022 (A)(B)(E)	762	26
8.000%, 10/15/2022 (A)(B)(E)	820	29
NMG Holding
7.125%, 04/01/2026 (A)	630	622
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(E)	2,115	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	1,015	1,071
8.500%, 11/15/2028 (A)	133	141
5.250%, 06/01/2027 (A)	295	282
5.000%, 05/01/2025 (A)	70	69
4.250%, 05/15/2029 (A)	213	188
Novelis
4.750%, 01/30/2030 (A)	280	260
3.250%, 11/15/2026 (A)	171	161
OCI
6.700%, 03/16/2033 (A)	1,034	1,021
4.625%, 10/15/2025 (A)	330	324
OI European Group BV
4.750%, 02/15/2030 (A)	1,250	1,143
Olympus Water US Holding
9.750%, 11/15/2028 (A)	1,438	1,521
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	63	63
Polar US Borrower
6.750%, 05/15/2026 (A)	1,239	347

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rain Carbon
12.250%, 09/01/2029 (A)	$1,950	$2,099
Rain CII Carbon
7.250%, 04/01/2025 (A)	33	32
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	1,845	1,733
4.875%, 05/01/2028 (A)	195	181
Scotts Miracle-Gro
4.500%, 10/15/2029	420	384
4.375%, 02/01/2032	212	183
4.000%, 04/01/2031	470	405
Sealed Air
6.500%, 07/15/2032 (A)	1,105	1,099
6.125%, 02/01/2028 (A)	1,593	1,589
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)	660	700
6.000%, 11/01/2028 (A)	790	772
Summit Materials
7.250%, 01/15/2031 (A)	609	631
5.250%, 01/15/2029 (A)	1,340	1,291
Tacora Resources
13.000%, 07/03/2024 (A)(B)(C)(E)	127	127
8.250%, 05/15/2026 (A)(B)(C)	870	428
Taseko Mines
8.250%, 05/01/2030 (A)	1,272	1,301
Trident TPI Holdings
12.750%, 12/31/2028 (A)	877	958
TriMas
4.125%, 04/15/2029 (A)	294	269
Trinseo Materials Operating
5.375%, 09/01/2025 (A)	104	85
5.125%, 04/01/2029 (A)	266	104
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	1,665	1,652
5.500%, 08/15/2026 (A)	1,299	1,273
Tronox
4.625%, 03/15/2029 (A)	4,878	4,403
WR Grace Holdings
5.625%, 08/15/2029 (A)	4,281	3,946
4.875%, 06/15/2027 (A)	310	299

		83,685

Real Estate — 2.1%
Anywhere Real Estate Group
5.250%, 04/15/2030 (A)	372	222
Brookfield Property REIT
5.750%, 05/15/2026 (A)	45	44
4.500%, 04/01/2027 (A)	4,364	4,062
Diversified Healthcare Trust
4.750%, 02/15/2028	1,150	947
4.375%, 03/01/2031	2,955	2,153
Iron Mountain
7.000%, 02/15/2029 (A)	1,078	1,097

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 03/15/2028 (A)	$756	$731
5.250%, 07/15/2030 (A)	865	822
5.000%, 07/15/2028 (A)	294	282
4.875%, 09/15/2029 (A)	1,876	1,768
4.500%, 02/15/2031 (A)	20	18
Outfront Media Capital
7.375%, 02/15/2031 (A)	1,577	1,641
4.625%, 03/15/2030 (A)	370	333
Park Intermediate Holdings
4.875%, 05/15/2029 (A)	1,090	1,022
RHP Hotel Properties
7.250%, 07/15/2028 (A)	77	80
6.500%, 04/01/2032 (A)	206	206
4.750%, 10/15/2027	663	638
4.500%, 02/15/2029 (A)	529	496
Service Properties Trust
8.625%, 11/15/2031 (A)	883	921
5.500%, 12/15/2027	460	427
4.950%, 02/15/2027	1,520	1,381
4.375%, 02/15/2030	2,135	1,508
3.950%, 01/15/2028	215	180
Uniti Group
10.500%, 02/15/2028 (A)	587	575
6.000%, 01/15/2030 (A)	836	506
VICI Properties
4.625%, 06/15/2025 (A)	261	258
4.625%, 12/01/2029 (A)	153	145
4.500%, 09/01/2026 (A)	125	121
3.750%, 02/15/2027 (A)	910	864

		23,448

Utilities — 2.4%
AmeriGas Partners
9.375%, 06/01/2028 (A)	147	151
5.875%, 08/20/2026	125	121
5.750%, 05/20/2027	110	104
Calpine
5.000%, 02/01/2031 (A)	180	168
4.625%, 02/01/2029 (A)	907	841
4.500%, 02/15/2028 (A)	3,273	3,110
NextEra Energy Operating Partners
7.250%, 01/15/2029 (A)	1,481	1,519
4.250%, 07/15/2024 (A)	2,658	2,654
NRG Energy
10.250%, H15T5Y + 5.920%(A)(D)(G)	1,223	1,338
7.000%, 03/15/2033 (A)	264	279
5.250%, 06/15/2029 (A)	350	336
3.875%, 02/15/2032 (A)	33	28
3.625%, 02/15/2031 (A)	2,716	2,329
3.375%, 02/15/2029 (A)	145	129
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,659	1,536

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PG&E
5.250%, 07/01/2030	$1,552	$1,482
5.000%, 07/01/2028	294	283
Pike
8.625%, 01/31/2031 (A)	71	75
5.500%, 09/01/2028 (A)	202	194
Talen Energy Supply
8.625%, 06/01/2030 (A)	1,430	1,525
Vistra
8.000%, H15T5Y + 6.930%(A)(D)(G)	2,999	3,024
7.000%, H15T5Y + 5.740%(A)(D)(G)	250	248
Vistra Operations
7.750%, 10/15/2031 (A)	370	385
6.875%, 04/15/2032 (A)	995	1,010
5.625%, 02/15/2027 (A)	215	211
5.000%, 07/31/2027 (A)	1,426	1,380
4.375%, 05/01/2029 (A)	2,412	2,246
4.300%, 07/15/2029 (A)	375	354

		27,060

Total Corporate Obligations
(Cost $927,023) ($ Thousands)		850,250

LOAN PARTICIPATIONS — 11.1%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.336%, CME Term SOFR + 4.750%, 04/20/2028 (D)	458	473
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
10.330%, CME Term SOFR + 5.000%, 08/18/2028 (D)	904	908
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.846%, CME Term SOFR + 4.250%, 05/17/2028 (D)	326	275
Adient Global Holding Ltd., Term B-2 Loan
8.094%, CME Term SOFR + 2.750%, 01/31/2031 (D)	180	181
Ahead DB Holdings, LLC, 2024 Incremental Term Loan, 1st Lien
9.585%, CME Term SOFR + 4.250%, 02/01/2031 (D)	210	210
Ahead DB Holdings, LLC, Term B Loan, 1st Lien
9.159%, CME Term SOFR + 3.750%, 02/01/2031 (D)	99	99
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
12.834%, CME Term SOFR + 7.320%, 10/10/2025 (D)	922	918

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AlixPartners, LLP, Initial Dollar Term Loan, 1st Lien
7.944%, CME Term SOFR + 2.500%, 02/04/2028 (D)	$496	$497
Alvogen Pharma US, Inc., June 2022 Loan, 1st Lien
12.985%, CME Term SOFR + 7.500%, 06/30/2025 (D)	1,651	1,503
AmWINS Group, Inc., Term Loan, 1st Lien
7.708%, CME Term SOFR + 2.250%, 02/19/2028 (D)	425	424
Applied Systems, Inc., Initial Term Loan (2024), 1st Lien
8.835%, CME Term SOFR + 3.500%, 02/24/2031 (D)(H)	1,575	1,586
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.708%, CME Term SOFR + 3.250%, 12/23/2026 (D)	681	675
Avaya Inc., Initial Term Loan, 1st Lien
6.844%, CME Term SOFR + 1.500%, 08/01/2028 (D)(H)	4,263	3,663
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.694%, CME Term SOFR + 3.250%, 03/03/2025 (D)	723	716
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
9.944%, CME Term SOFR + 4.500%, 10/15/2026 (D)	102	102
Bally's Corporation, Term B Facility Loan, 1st Lien
8.836%, CME Term SOFR + 3.250%, 10/02/2028 (D)	843	799
BYJU's Alpha, Inc., Initial Term Loan
15.500%, CME Term SOFR + 6.000%, 11/24/2026 (B)(D)	2,767	588
BYJU's Alpha, Inc., Term Loan, 1st Lien
%, 04/24/2026 (F)	24	24
Cablevision Lightpath LLC, Initial Term Loan
8.693%, CME Term SOFR + 3.250%, 11/30/2027 (D)	832	788
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
8.097%, CME Term SOFR + 2.750%, 02/06/2031 (D)	2,575	2,573
Carestream Health, Inc., Term Loan, 1st Lien
12.909%, CME Term SOFR + 7.500%, 09/30/2027 (D)	1,391	1,229
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
9.609%, CME Term SOFR + 4.000%, 01/29/2027 (D)(H)	1,093	673

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
9.359%, CME Term SOFR + 3.750%, 01/29/2027 (D)	$958	$590
Cedar Fair, L.P., Initial Term B Loan, 1st Lien
7.329%, CME Term SOFR + 2.000%, 05/01/2031 (D)	465	464
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.944%, CME Term SOFR + 6.500%, 12/18/2026 (D)	1,093	998
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan
9.444%, CME Term SOFR + 4.000%, 08/23/2028 (D)	32	32
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, 1st Lien
9.335%, CME Term SOFR + 4.000%, 03/30/2029 (D)	1,003	1,001
Cloud Software Group, Inc., Third Amendment Term Loan, 1st Lien
9.835%, CME Term SOFR + 4.500%, 03/21/2031 (D)	700	701
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
10.596%, CME Term SOFR + 5.000%, 09/18/2026 (D)(H)	771	773
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.935%, CME Term SOFR + 3.500%, 12/17/2026 (D)	325	257
Conair Holdings LLC, Initial Term Loan, 1st Lien
9.208%, CME Term SOFR + 3.750%, 05/17/2028 (D)(H)	219	218
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
8.958%, CME Term SOFR + 3.500%, 10/02/2027 (D)	1,470	1,399
Copeland, Term Loan, 1st Lien
%, 06/18/2031 (F)	137	137
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
9.194%, CME Term SOFR + 3.750%, 11/23/2027 (D)	673	656
CPI Holdco B, LLC, Initial Term Loan, 1st Lien
7.344%, CME Term SOFR + 2.000%, 05/17/2031 (D)	630	629
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.829%, CME Term SOFR + 4.500%, 01/18/2028 (D)	99	95

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Curia Global, Inc., 2021 Term Loan, 1st Lien
9.179%, CME Term SOFR + 3.750%, 08/30/2026 (D)	$4	$3
9.177%, CME Term SOFR + 3.750%, 08/30/2026 (D)	927	872
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
9.346%, CME Term SOFR + 3.750%, 10/04/2028 (D)	338	336
Diamond Sports Group LLC, Dip Term Loan
10.167%, 12/02/2024	277	384
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.458%, CME Term SOFR + 5.000%, 08/02/2027 (D)	221	221
Dominion Diamond, 1st Lien
10.000%, 06/30/2026 (E)	785	785
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.944%, CME Term SOFR + 7.500%, 11/23/2026 (D)(E)	2,457	2,403
Endo Finance Holdings, Inc., Initial Term Loan, 1st Lien
9.826%, CME Term SOFR + 4.500%, 04/23/2031 (D)	795	794
Envision Healthcare Operating, Inc., Initial Term Loan
13.578%, CME Term SOFR + 8.250%, 12/30/2027 (D)	787	781
Enviva Inc., Initial Note
13.325%, CME Term SOFR + 8.000%, 12/13/2024 (D)	291	334
Enviva Inc., Term Loan A1 DDTL
13.346%, CME Term SOFR + 8.000%, 12/13/2024 (D)	194	223
Enviva, Inc.
%, 06/30/2027 (D)(F)	2	—
Enviva, Inc., Term Loan B1
10.579%, 12/13/2024	484	5
Enviva, Inc., Term Loan, 1st Lien
10.250%, CME Term SOFR + 2.750%, 06/30/2027 (D)(E)	607	613
7.914%, CME Term SOFR + 2.750%, 06/30/2027 (D)(E)	22	22
Epic Crude Services, LP, Term Loan, 1st Lien
10.609%, CME Term SOFR + 5.000%, 03/02/2026 (D)	892	892
eResearchTechnology, Inc., Tranche B-1 Term Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 02/04/2027 (D)	1,443	1,449

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Student Bidco Inc., Initial Term B Loan, 1st Lien
8.596%, CME Term SOFR + 3.000%, 07/21/2028 (D)	$239	$239
First Student Bidco Inc., Initial Term C Loan, 1st Lien
8.596%, CME Term SOFR + 3.000%, 07/21/2028 (D)	73	73
First Student Bidco Inc., TLB-2 Loan, 1st Lien
8.435%, CME Term SOFR + 3.000%, 07/21/2028 (D)	251	251
Fitness International, LLC, Term B Loan
10.579%, CME Term SOFR + 5.250%, 02/05/2029 (D)	680	683
Freeport LNG Investments, LLLP, 1st Lien
8.586%, 11/16/2026 (H)	1,674	1,664
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
9.086%, CME Term SOFR + 3.500%, 12/21/2028 (D)	681	680
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.435%, CME Term SOFR + 4.000%, 10/01/2027 (D)	776	751
GatesAir, Term Loan
16.684%, 08/01/2027 (C)(E)	1,154	1,154
Genesys Cloud Services Holdings I, LLC, 2024 Incremental Dollar Term Loan, 1st Lien
9.208%, CME Term SOFR + 3.750%, 12/01/2027 (D)	833	838
Genesys Cloud Services Holdings I, LLC, 2024 Incremental No. 2 Dollar Term Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 12/01/2027 (D)	276	277
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan (2023), 1st Lien
8.944%, CME Term SOFR + 3.500%, 10/31/2028 (D)	1,587	1,595
Global Medical Response Inc., Extended Term Loan
10.848%, CME Term SOFR + 5.500%, 10/31/2028 (D)(E)	3,940	3,809
Graham Packaging Co. Inc., Initial Term Loan (2021), 1st Lien
8.458%, CME Term SOFR + 3.000%, 08/04/2027 (D)	336	336
Grant Thornton Advisors LLC, Initial Term Loan, 1st Lien
8.597%, CME Term SOFR + 3.250%, 06/02/2031 (D)	350	351

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
7.444%, CME Term SOFR + 2.000%, 11/15/2027 (D)	$935	$919
Gulf Finance, LLC, Term Loan, 1st Lien
11.691%, CME Term SOFR + 6.250%, 08/25/2026 (D)	856	860
Hercules Achievement, LLC (Varsity Brands Holding Co., Inc.), Third Amendment Extended Term Loan, 1st Lien
10.458%, CME Term SOFR + 5.000%, 12/15/2026 (D)	495	500
Hertz Corporation, The, Initial Term B Loan, 1st Lien
8.859%, CME Term SOFR + 3.250%, 06/30/2028 (D)	590	533
Hertz Corporation, The, Initial Term C Loan, 1st Lien
8.859%, CME Term SOFR + 3.250%, 06/30/2028 (D)	114	103
HIG Finance 2 Limited, 2024 Dollar Term Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 02/15/2031 (D)	1,210	1,212
J & J Ventures Gaming, LLC, Initial Term Loan, 1st Lien
9.458%, CME Term SOFR + 4.000%, 04/26/2028 (D)	889	887
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(D)(E)	2,253	—
Johnstone Supply, LLC, Initial Term Loan, 1st Lien
8.328%, CME Term SOFR + 3.000%, 06/09/2031 (D)	785	786
Journey Personal Care Corp., Initial Term Loan, 1st Lien
9.694%, CME Term SOFR + 4.250%, 03/01/2028 (D)	1,661	1,653
Jump Financial, LLC, Term Loan, 1st Lien
10.096%, CME Term SOFR + 4.500%, 08/07/2028 (D)	3,153	3,142
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.444%, CME Term SOFR + 5.000%, 10/29/2028 (D)(H)	981	967
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (E)	574	574
Libbey Glass LLC, Incremental Term Loan, 1st Lien
11.974%, CME Term SOFR + 6.500%, 11/22/2027 (D)	1,740	1,724

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Life Time, Inc., New 2023 Refinancing Term Loan, 1st Lien
9.591%, CME Term SOFR + 4.000%, 01/15/2026 (D)	$465	$466
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.926%, CME Term SOFR + 6.500%, 12/31/2026 (D)	8,082	3,724
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
11.080%, CME Term SOFR + 5.750%, 01/29/2027 (D)	1,600	1,572
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
11.080%, CME Term SOFR + 5.750%, 01/29/2027 (D)	91	89
LSF9 Atlantis Holdings, LLC, First Amendment Incremental Term Loan, 1st Lien
11.835%, CME Term SOFR + 6.500%, 03/31/2029 (D)(E)	1,021	1,032
Madison IAQ, LLC, Initial Term Loan, 1st Lien
8.094%, CME Term SOFR + 2.750%, 06/21/2028 (D)	304	304
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.591%, CME Term SOFR + 5.000%, 07/27/2028 (D)(H)	5,780	3,189
Magnite, Inc., Initial Term Loan
9.836%, CME Term SOFR + 4.500%, 02/06/2031 (D)	1,670	1,675
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
11.086%, CME Term SOFR + 5.750%, 08/18/2028 (D)(E)	523	387
10.348%, CME Term SOFR + 4.750%, 08/18/2028 (D)	5,053	3,745
Medline Borrower, LP, Refinancing Term Loan, 1st Lien
8.094%, CME Term SOFR + 2.750%, 10/23/2028 (D)	673	674
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.594%, CME Term SOFR + 4.250%, 05/03/2028 (D)	681	680
MI Windows and Doors, LLC, 2024 Incremental Term Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 03/28/2031 (D)(H)	135	136
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.744%, CME Term SOFR + 5.250%, 06/21/2027 (D)	1,229	1,253

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MKS Instruments, Inc., 2023-1 Dollar Term B Loan, 1st Lien
7.828%, CME Term SOFR + 2.500%, 08/17/2029 (D)	$627	$627
MLN US HoldCo LLC, Term B Loan, 1st Lien
9.947%, CME Term SOFR + 4.500%, 11/30/2025 (D)	647	54
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
12.588%, CME Term SOFR + 7.000%, 10/26/2028 (D)	1,951	1,537
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.859%, CME Term SOFR + 4.250%, 09/01/2028 (D)	232	192
Naked Juice LLC, Initial Loan, 2nd Lien
11.435%, CME Term SOFR + 6.000%, 01/24/2030 (D)	1,997	1,593
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
9.458%, CME Term SOFR + 4.000%, 08/19/2026 (D)(E)(H)	143	135
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
8.708%, CME Term SOFR + 3.250%, 08/19/2026 (D)(H)	1,423	1,340
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
10.406%, CME Term SOFR + 5.000%, 04/11/2029 (D)	1,172	1,101
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
11.694%, CME Term SOFR + 6.250%, 11/05/2029 (D)	1,167	1,160
Obra TL, 1st Lien
0.000%, 06/21/2029 (E)(F)	1,088	1,055
Osaic Holdings, Inc., Term B-3 Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 08/17/2028 (D)(H)	805	807
Ovation Parent, Inc., Initial Term Loan, 1st Lien
8.835%, CME Term SOFR + 3.500%, 04/21/2031 (D)(H)	485	487
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loan, 1st Lien
8.585%, CME Term SOFR + 3.250%, 11/30/2027 (D)	632	634
Pactiv Evergreen Inc., Tranche B-4 U.S. Term Loan
7.825%, CME Term SOFR + 2.500%, 09/24/2028 (D)	829	829

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Parexel International Inc., Initial Term Loan, 1st Lien
8.708%, CME Term SOFR + 3.250%, 11/15/2028 (D)	$224	$225
Park River Holdings Inc., Initial Term Loan, 1st Lien
8.810%, CME Term SOFR + 3.250%, 12/28/2027 (D)	124	121
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
8.846%, CME Term SOFR + 3.250%, 03/03/2028 (D)	433	399
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
9.328%, CME Term SOFR + 4.000%, 09/20/2028 (D)(E)	–	—
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien
15.430%, CME Term SOFR + 10.000%, 03/20/2026 (C)(D)	936	800
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.524%, CME Term SOFR + 3.197%, 10/02/2028 (D)(H)	68	59
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.730%, CME Term SOFR + 4.250%, 02/01/2029 (D)	870	643
Radiology Partners, Inc., Term B Loan, 1st Lien
9.088%, CME Term SOFR + 3.500%, 01/31/2029 (D)(H)	937	886
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
10.094%, CME Term SOFR + 4.750%, 11/28/2028 (D)	175	175
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.958%, CME Term SOFR + 3.500%, 12/17/2027 (D)	–	—
Schenectady International Group, Inc., Initial Term Loan
10.178%, CME Term SOFR + 4.750%, 10/15/2025 (D)	1,477	1,165
Serta Simmons Bedding, LLC, Initial Term Loan, 1st Lien
12.924%, CME Term SOFR + 7.500%, 06/29/2028 (D)	48	38
Shutterfly, 2nd Lien
10.302%, CME Term SOFR + 1.000%, 10/01/2027 (D)	171	147

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sinclair Television Group, Inc., Term B-3 Loan
8.591%, CME Term SOFR + 3.000%, 04/01/2028 (D)	$555	$388
SPX Flow, Inc., 2024 Refinancing Term Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 04/05/2029 (D)	141	142
Star Parent, Inc., Term Loan, 1st Lien
9.085%, CME Term SOFR + 3.750%, 09/27/2030 (D)	115	115
Station Casinos LLC, Term B Facility, 1st Lien
7.594%, CME Term SOFR + 2.250%, 03/14/2031 (D)(H)	2,012	2,010
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
10.094%, CME Term SOFR + 4.750%, 03/15/2030 (D)(H)	584	583
Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
8.821%, CME Term SOFR + 3.500%, 12/19/2030 (D)	1,665	1,667
SWF Holdings I Corp., Initial Term Loan, 1st Lien
9.458%, CME Term SOFR + 4.000%, 10/06/2028 (D)	685	585
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.580%, CME Term SOFR + 5.250%, 03/02/2027 (D)(H)	5,495	5,102
Topgolf, Term Loan, 1st Lien
8.329%, CME Term SOFR + 3.000%, 03/15/2030 (D)(H)	110	110
TortoiseEcofin, Term Loan, 1st Lien
8.942%, 10/27/2028	200	196
Traverse Midstream Partners LLC, Advance, 1st Lien
8.830%, CME Term SOFR + 3.500%, 02/16/2028 (D)	968	969
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.846%, CME Term SOFR + 3.250%, 03/31/2028 (D)	201	201
U.S. Renal Care, Inc., Closing Date Term Loan
10.444%, CME Term SOFR + 5.000%, 06/20/2028 (D)	65	57
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
10.444%, CME Term SOFR + 5.000%, 06/20/2028 (D)	333	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
8.576%, CME Term SOFR + 3.250%, 02/10/2031 (D)(H)	$1,770	$1,776
Venator Materials PLC, Term Loan, 1st Lien
15.299%, 10/12/2028	259	257
Venator, Term Loan, 1st Lien
15.328%, 01/16/2026	71	71
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.598%, CME Term SOFR + 4.000%, 08/20/2025 (D)(H)	1,561	1,274
Vestis Corporation , Term B-1 Loan, 1st Lien
7.577%, CME Term SOFR + 2.250%, 02/22/2031 (D)	1,540	1,531
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
14.679%, CME Term SOFR + 9.250%, 06/30/2028 (D)	1,615	1,639
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.335%, CME Term SOFR + 5.750%, 06/22/2026 (D)	507	508
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
8.094%, CME Term SOFR + 2.750%, 01/27/2031 (D)(H)	1,900	1,901
Wellful Inc., Initial Term Loan, 1st Lien
11.708%, CME Term SOFR + 6.250%, 04/21/2027 (D)(H)	1,270	795
WestJet Loyalty LP, Initial Term Loan, 1st Lien
9.048%, CME Term SOFR + 3.750%, 02/14/2031 (D)(H)	1,665	1,672
White Cap Supply Holdings, LLC, Tranche C Term Loan
8.594%, CME Term SOFR + 3.250%, 10/19/2029 (D)	429	429
WW International, Inc., Initial Term Loan
8.958%, CME Term SOFR + 3.500%, 04/13/2028 (D)	125	46
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
9.571%, CME Term SOFR + 4.000%, 10/02/2028 (B)(D)	3,603	545
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
8.094%, CME Term SOFR + 2.750%, 09/28/2029 (D)	1,000	999

Total Loan Participations
(Cost $135,164) ($ Thousands)		124,525

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 7.4%
Other Asset-Backed Securities — 7.4%

Ares XXXIV CLO, Ser 2020-2A, Cl FR
14.179%, TSFR3M + 8.862%, 04/17/2033 (A)(D)	$1,446	$1,416
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(D)(E)(F)	4,490	–
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(E)(F)	3,390	966
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(D)(E)(F)	4,450	2,492
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(E)(F)	5,857	2,870
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(E)(F)	4,663	1,049
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(E)(F)	3,427	1,851
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(D)(E)(F)	2,128	1,000
Battalion CLO XX, Ser 2021-20A
0.000%, 07/15/2034 (D)(E)(F)	4,839	2,637
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(E)(F)	2,531	104
Benefit Street Partners CLO V-B
0.000%, 04/20/2031 (E)(F)	13,726	5,175
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
13.132%, TSFR3M + 7.800%, 07/20/2037 (A)(D)	100	96
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(E)(F)	7,502	3,309
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (D)(E)(F)	6,715	26
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (E)(F)	6,720	1,419
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(E)(F)	7,631	4,615
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(D)(E)(F)	3,809	1,434
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(D)(E)(F)	3,486	2,453
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(D)(E)(F)	2,261	1,859
Benefit Street Partners CLO XXIII, Ser 2021-23A
0.000%, 04/25/2034 (E)(F)	3,157	2,128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(D)(E)(F)	$2,725	$572
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(D)(E)(F)	3,139	471
Great Lakes CLO, Ser 2015-1A, Cl ER
12.936%, TSFR3M + 7.622%, 01/16/2030 (A)(D)	3,253	3,208
Great Lakes CLO, Ser 2015-1A, Cl FR
15.576%, TSFR3M + 10.262%, 01/16/2030 (A)(D)	1,198	1,106
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(E)(F)	4,519	2,151
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A, Cl SUB
0.000%, 10/20/2033 (A)(D)(E)(F)	2,484	1,341
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(D)(E)(F)	651	484
Ivy Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(D)(E)(F)	1,169	12
LCM CLO, Ser 31A
0.000%, 01/20/2032 (E)(F)	1,115	556
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(D)(E)(F)	3,797	570
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
11.435%, TSFR3M + 6.112%, 01/25/2030 (A)(D)	2,499	2,184
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(D)(E)(F)	3,640	1,347
Neuberger Berman Loan Advisers CLO XLI, Ser 2021-41
0.000%, 04/15/2034 (E)(F)	1,924	1,178
Neuberger Berman Loan Advisers CLO XXXIX, Ser 2020-39
0.000%, 01/20/2032 (E)(F)	3,294	2,112
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(D)(E)(F)	1,095	581
Neuberger Berman Loan Advisers CLO, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(D)(E)	14	8
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(E)(F)	7,983	1,668
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(D)(E)(F)	1,655	662
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(D)(E)(F)	1,224	875
OCP CLO, Ser 2021-21A
0.000%, 07/20/2034 (E)(F)	4,413	2,619
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (D)(E)(F)	9,085	5,208

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(D)(E)(F)	$4,194	$2,013
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(D)(E)(F)	2,978	1,083
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(D)(E)(F)	3,528	2,082
TCW CLO, Ser 2020-1
0.000%, 04/20/2028 (E)(F)	5,352	2,783
Venture CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(E)(F)	11,892	2,497
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(D)(E)(F)	2,030	193
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(E)(F)	1,609	89
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(E)(F)	3,228	323
Voya CLO, Ser 2020-2
0.000%, 07/19/2034 (E)(F)	3,959	2,948
Wind River CLO, Ser 2021-3
0.000%, 07/20/2033 (E)(F)	6,577	3,486

Total Asset-Backed Securities
(Cost $27,040) ($ Thousands)		83,309

	Shares
COMMON STOCK — 1.6%
21st Century Oncology Private Company *(E)	15,311	255
Air Methods *(E)	2,219	129
Aquity Holdings Inc *(E)	85,745	13
Arctic Canadian Diamond Company Ltd *(E)	1,054	182
AVAYA Inc *(C)(E)	127,790	831
Burgundy Diamond Mines Ltd *(C)	2,083,693	251
Carestream Health Holdings Inc *(C)(E)	69,956	1,175
CHC Group LLC *	399	—
Chesapeake Energy Corp	3,418	281
Clear Channel Outdoor Holdings Inc, Cl A *	39,771	56
Copper Property CTL Pass Through Trust (E)	103,694	945
Cornerstone Chemical *(E)	162,678	3,073
Endo *	36,543	1,010
Envision Healthcare Corp *	174,150	1,807
Frontier Communications Parent Inc *	7,827	205
Guitar Center *(C)(E)	13,905	1,688
Gulfport Energy Corp *	1,056	159
Gymboree Holding Corp *(C)(E)	40,312	—
iHeartMedia Inc *	8,286	9
Intelsat Jackson Holdings *(E)	26,351	1,001
Lannett *(C)(E)	93,813	199
Mallinckrodt PLC *(E)	4,647	252
Medical Card Systems *(E)	284,758	89
Monitronics International *(E)	5,065	81
MYT Holding LLC, Ser B *(E)	274,755	96
National CineMedia Inc *	14,231	62

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Neiman Marcus Group *(E)	6,554	$885
Nine West FKA Premier Brands *(E)	92,548	116
Parker Drilling Co *(E)	79,089	1,028
Quad/Graphics Inc	54	—
SandRidge Energy Inc	20	—
Serta Simmons Bedding *	11,559	75
SSB Equipment Company *(E)	11,559	—
Venator Materials PLC *	453	344
VICI Properties Inc, Cl A ‡	31,678	907
WeWork Inc (E)	84,062	991
Windstream Services *	23,081	291

Total Common Stock
(Cost $26,107) ($ Thousands)		18,486

PREFERRED STOCK — 1.0%
Benefit Street Partners CLO IV, 0.000% *(E)(I)	6,657,000	3,595
Benefit Street Partners CLO IX, 0.000% *(E)(I)	2,293,000	825
Claire's Stores, 0.000% *(E)(G)	905	927
FHLMC, 5.919% (D)(G)	16,903	115
FNMA, 0.000% *(D)(G)	24,650	183
Foresight, 0.000% *(E)(G)	32,601	407
Guitar Center, 0.000% *(C)(E)(G)	365	34
Gulfport Energy Corp cash/0% PIK, 10.000% (E)(G)	28	302
MYT Holding LLC, 10.000%	325,766	210
Osaic Financial Services, 6.500%	65,290	1,263
Qurate Retail, 8.000%	6,998	294
Syniverse, 0.000% *(C)(E)(G)	3,438,050	3,335
Tortoise Investment, 0.000% *(F)	63,242	50

Total Preferred Stock
(Cost $8,025) ($ Thousands)		11,540
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.6%
Authentic Brands
5.000%, 09/01/2029(C)(E)	$273	273
Chesapeake Energy Corp (Escrow Security)
5.500%, 09/15/2026(B)	100	2
Coinbase Global
0.500%, 06/01/2026	276	284
DISH Network
0.000%, 12/15/2025(I)	1,470	1,081
3.375%, 08/15/2026	465	288
JetBlue Airways
0.500%, 04/01/2026	1,152	1,011
Liberty Interactive
4.000%, 11/15/2029	122	41
3.750%, 02/15/2030	3,602	1,225

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Multiplan
6.000%, 10/15/2027(A)	$589	$409
North Sea Natural Resources
0.000%, 01/23/2028(E)(F)	570	57
0.000%, 01/23/2028(E)(F)	82	8
0.000%, 01/23/2028(E)(F)	40	4
Silver Airways LLC
15.000%, 12/31/2027(E)	3,982	1,605
15.000%, 01/07/2028(E)	655	655
13.000% cash/0% PIK, 01/07/2028(E)	90	90

Total Convertible Bonds
(Cost $10,882) ($ Thousands)		7,033

	Number of Warrants
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(E)	19,546	452
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	3,680	199
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(C)(E)	3,681	111
Intelsat Jackson Holdings
Strike Price $– *‡‡(C)(E)	4	–
Neiman Marcus Group
Strike Price $– *‡‡(E)	3,938	52
Silver Airways LLC
Strike Price $– *‡‡(E)	1	–
Tacora Resources
Strike Price $– *‡‡(C)(E)	3,398,032	–
Windstream
Strike Price $– *‡‡(E)	104	1

Total Warrants
(Cost $646) ($ Thousands)		815

	Shares
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	26,957,413	26,957
Total Cash Equivalent
(Cost $26,957) ($ Thousands)		26,957
Total Investments in Securities — 99.6%
(Cost $1,161,844) ($ Thousands)		$1,122,915

Percentages are based on Net Assets of $1,127,832 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $776,378 ($ Thousands), representing 68.8% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Security considered restricted, excluding 144A. The total market value of such securities as of June 30, 2024 was $13,136 ($ Thousands) and represented 1.2% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	No interest rate available.
(G)	Perpetual security with no stated maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

High Yield Bond Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
Barclays PLC	09/12/24	AUD	637	USD	421	$(5)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$73	$(74)	$—	$—	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	13,031	461,282	(447,356)	—	—	26,957	1,249	—
Totals	$13,032	$461,355	$(447,430)	$–	$—	$26,957	$1,249	$—

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2024, is as follows:

Description	Face Amount ($ Thousands)/ Number of Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Audacy Capital	$3,784	3/12/2021	$3,170	$132
Audacy Capital	1,717	4/24/2019	1,113	60
Chesapeake Energy Corp	2,515	2/12/2021	–	53
Cornerstone Chemical	343	3/15/2023	357	343
Mountain Province Diamonds	1,989	12/16/2022	1,958	1,943
Tacora Resources	127	5/24/2023	127	127
Tacora Resources	870	5/7/2021	912	428
Loan Participations
GatesAir, Term Loan	1,154	8/9/2022	1,131	1,154
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien	936	3/21/2019	889	800
Common Stock
AVAYA Inc	127,790	5/5/2023	1,894	831
Burgundy Diamond Mines Ltd	2,083,693	7/21/2023	347	251
Carestream Health Holdings Inc	69,956	9/30/2022	1,343	1,175
Guitar Center	13,905	1/8/2021	1,762	1,688
Gymboree Holding Corp	40,312	10/2/2017	672	–
Lannett	93,813	7/6/2023	53	199
Preferred Stock
Guitar Center	365	1/8/2021	34	34
Syniverse	3,438,050	5/13/2022	3,384	3,335
Convertible Bond
Authentic Brands	$273	9/21/2023	8	273
Warrants
Guitar Center	3,680	1/8/2021	197	199
Guitar Center	3,681	1/8/2021	132	111
Intelsat Jackson Holdings	4	3/3/2022	–	–
Tacora Resources	3,398,032	5/24/2023	–	–
			$19,483	$13,136

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER — 59.8%
Communication Services — 0.9%
AT&T
5.475%, 07/02/2024 (A)	$6,000	$5,996

Consumer Discretionary — 3.7%
American Honda Finance
5.477%, 07/11/2024 (A)	6,000	5,988
Hyundai Capital America
5.543%, 07/17/2024 (A)	6,000	5,983
Marriott International
5.498%, 07/08/2024 (A)	6,000	5,991
VW Credit
5.588%, 07/29/2024 (A)	6,000	5,971

		23,933

Consumer Staples — 0.9%
Keurig Dr Pepper
5.535%, 07/25/2024 (A)	6,000	5,975

Financials — 50.6%
Alinghi Funding
5.516%, 10/04/2024 (A)	4,000	3,942
5.508%, 11/20/2024 (A)	3,000	2,935
ANZ Group Holdings
5.698%, 08/29/2024 (A)	2,000	1,982
Aquitaine Funding
5.506%, 07/31/2024 (A)	8,000	7,960
5.365%, 09/03/2024 (A)	4,000	3,960
5.240%, 07/11/2024 (A)	5,000	4,990
Australia & New Zealand Banking Group
5.863%, 07/30/2024 (A)(B)	1,000	995
5.419%, 12/16/2024 (A)	3,500	3,412
5.071%, 01/06/2025 (A)	2,000	1,944
Autobahn Funding
5.401%, 08/01/2024 (A)	4,000	3,980
5.351%, 07/12/2024 (A)	10,000	9,979
Bank of America Securities
5.544%, 06/06/2025 (A)	2,000	1,901
Bank of Montreal
5.718%, 11/07/2024 (A)	2,000	1,961
5.403%, 07/26/2024 (A)	2,000	1,992
5.400%, 03/31/2025 (A)	2,000	1,920
Bank of New York Mellon
5.680%, 05/09/2025 (A)	2,000	2,000
Bay Square Funding
5.570%, 10/01/2024 (A)	6,000	6,001
5.313%, 07/02/2024 (A)	12,200	12,193
Bedford Row Funding
5.356%, 07/02/2024 (A)	5,000	4,997
BPCE
5.443%, 09/09/2024 (A)	5,000	4,946

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Brighthouse Financial
5.443%, 08/12/2024 (A)	$3,500	$3,476
Britannia Funding
5.519%, 08/08/2024 (A)	5,000	4,969
5.473%, 09/11/2024 (A)	9,000	8,898
5.443%, 08/20/2024 (A)	6,000	5,952
CDP Financial
5.760%, 07/23/2024 (A)	3,000	2,989
Columbia Funding
5.525%, 12/09/2024 (A)	3,500	3,414
5.383%, 07/10/2024 (A)	10,000	9,982
5.340%, 08/01/2024 (A)	2,000	1,990
Commonwealth Bank of Australia
5.530%, 11/07/2024 (A)	1,000	1,000
Concord Minutemen Capital
5.518%, 10/17/2024 (A)	3,000	2,950
DBS Bank
5.374%, 07/26/2024 (A)	5,000	4,979
DNB Bank
5.525%, 12/05/2024 (A)	2,500	2,442
5.417%, 09/19/2024 (A)	3,000	2,963
5.384%, 04/01/2025 (A)	2,500	2,400
5.173%, 01/22/2025 (A)	2,000	1,940
Federation des Caisses Desjardins
5.408%, 09/12/2024 (A)	10,000	9,887
Fiserv
5.493%, 07/23/2024 (A)	6,000	5,977
ING US Funding
5.829%, 07/01/2024 (A)	1,000	1,000
5.640%, 02/10/2025 (A)	1,550	1,550
5.502%, 10/02/2024 (A)	3,000	2,957
Ionic Funding
5.517%, 07/26/2024 (A)	5,000	4,979
5.244%, 07/29/2024 (A)	2,500	2,488
5.241%, 07/02/2024 (A)	8,500	8,495
Korea Development Bank
5.511%, 11/07/2024 (A)	2,000	1,961
5.490%, 10/29/2024 (A)	4,000	3,927
Landesbank Baden-Wuerttemberg
5.342%, 07/01/2024 (A)	20,000	19,991
Liberty Street Funding
5.489%, 01/06/2025 (A)	2,500	2,429
5.360%, 07/08/2024 (A)	4,000	3,994
Lime Funding
5.346%, 07/03/2024 (A)	5,000	4,996
Lloyds Bank
5.426%, 08/21/2024 (A)	10,000	9,919
Longship Funding
5.355%, 07/03/2024 (A)	2,000	1,998
Mackinac Funding
5.414%, 09/04/2024 (A)	2,000	1,980
Macquarie Bank
5.610%, 02/18/2025 (A)	1,500	1,500

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
5.510%, 08/16/2024 (A)	$3,000	$3,001
5.486%, 01/21/2025 (A)	2,500	2,423
5.474%, 07/29/2024 (A)	4,500	4,479
5.325%, 02/07/2025 (A)	2,200	2,127
Mainbeach Funding
5.356%, 07/02/2024 (A)	4,000	3,997
5.356%, 07/03/2024 (A)	3,000	2,998
Mizuho Bank
5.450%, 09/10/2024 (A)	3,500	3,461
National Australia Bank
5.520%, 10/21/2024 (A)	2,500	2,500
5.292%, 10/04/2024 (A)	2,900	2,858
National Bank of Canada
5.196%, 01/22/2025 (A)	2,000	1,939
Nieuw Amsterdam Receivables
5.329%, 07/10/2024 (A)	1,750	1,747
Overwatch Alpha Funding
5.342%, 07/01/2024 (A)	15,000	14,993
Overwatch Bravo Funding
5.358%, 07/01/2024 (A)	6,000	5,997
5.356%, 07/05/2024 (A)	5,000	4,995
Paradelle Funding
5.479%, 06/06/2025 (A)	3,500	3,326
PPL Capital Funding
5.442%, 07/09/2024 (A)	6,000	5,990
Royal Bank of Canada
5.801%, 11/06/2024 (A)	2,000	1,961
5.580%, 02/18/2025 (A)	2,000	2,000
Starbird Funding
5.520%, 10/07/2024 (A)	2,700	2,700
Svenska Handelsbanken
5.442%, 10/21/2024 (A)	3,000	2,950
United Overseas Bank
5.511%, 10/24/2024 (A)	6,500	6,500
Versailles Commercial Paper
5.297%, 10/11/2024 (A)	2,000	1,969
5.087%, 09/04/2024 (A)	2,000	1,979
Westpac Banking
5.785%, 09/12/2024 (A)	2,000	1,978
5.691%, 11/14/2024 (A)	2,000	1,959
5.690%, 11/07/2024 (A)	1,500	1,471
Westpac Securities
5.479%, 05/16/2025 (A)	2,000	1,907

		328,567

Industrials — 0.6%
ST Engineering
5.326%, 07/02/2024 (A)	4,000	3,998

Information Technology — 1.3%
Accenture Capital
5.500%, 07/15/2024 (A)	8,500	8,479

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Real Estate — 1.0%
Regency Markets No 1
5.383%, 07/12/2024 (A)	$6,500	$6,486

Utilities — 0.8%
Brookfield Infrastructure
5.823%, 07/17/2024 (A)	5,250	5,235

Total Commercial Paper
(Cost $388,853) ($ Thousands)		388,669

CORPORATE OBLIGATIONS — 1.2%
Consumer Discretionary — 0.6%
Jets Stadium Development
5.920%, 04/01/2047 (B)(C)	3,800	3,800

Consumer Staples — 0.1%
PepsiCo
5.789%, SOFRINDX + 0.400%, 11/12/2024 (C)	1,185	1,186

Financials — 0.5%
ANZ New Zealand International
5.961%, SOFRRATE + 0.600%, 02/18/2025 (B)(C)	2,202	2,205
Wells Fargo Bank
5.980%, SOFRRATE + 0.640%, 07/17/2024 (C)	1,000	1,000

		3,205

Total Corporate Obligations
(Cost $8,190) ($ Thousands)		8,191

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Note
5.479%, USBMMY3M + 0.169%, 04/30/2025 (C)	500	500

Total U.S. Treasury Obligation
(Cost $500) ($ Thousands)		500

CERTIFICATES OF DEPOSIT — 22.7%
Bank of America
6.000%, 08/21/2024	1,000	1,000
5.950%, 07/15/2024	1,000	1,000
5.750%, 11/14/2024	2,500	2,500
5.550%, 07/02/2024	5,000	5,000
5.380%, 07/25/2024	3,000	3,000
5.340%, 07/05/2024	3,000	3,000

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
5.220%, 02/06/2025	$1,839	$1,836
0.000%, 11/14/2024	4,000	4,000
Bank of Montreal IL
5.600%, 11/29/2024	2,000	2,000
5.500%, 06/11/2025	2,000	2,001
Bank of Nova Scotia
5.800%, 11/08/2024	1,500	1,500
Barclays Bank
5.730%, 10/04/2024	1,250	1,251
5.400%, 10/01/2024	1,000	999
BMO
5.500%, 12/06/2024	2,000	1,999
BNP Paribas NY
5.720%, 08/19/2024	1,000	1,000
5.280%, 12/31/2024	1,500	1,498
5.230%, 12/18/2024	3,000	3,000
BPCE
5.580%, 08/01/2024	3,000	3,001
Canadian Imperial Bank of Commerce NY
5.170%, 02/07/2025	2,500	2,495
Citibank
5.920%, 07/22/2024	2,500	2,500
Commonwealth Bank of Australia
5.700%, 11/27/2024	1,500	1,500
5.630%, 01/31/2025	2,000	2,001
Credit Agricole Corporate and Investment Bank
5.410%, 07/01/2024	1,500	1,500
Credit Industriel et Commercial
5.500%, 05/12/2025	2,000	2,001
HSBC Bank
5.990%, 07/25/2024 (B)	2,000	2,001
Korea Development Bank
5.580%, 10/17/2024	6,000	6,002
Lloyds Bank
5.690%, 02/14/2025	2,000	2,002
Mitsubishi UFJ Trust and Banking
5.520%, 09/05/2024	1,500	1,500
5.330%, 07/02/2024	13,000	13,000
Mizuho Bank
5.590%, 11/06/2024	3,500	3,501
Natixis NY
5.520%, 09/10/2024	3,500	3,501
Nordea Bank Abp
5.810%, 07/24/2024	2,000	2,001
Podium Funding Trust
5.520%, 08/08/2024	2,500	2,500
Raobank
5.270%, 02/05/2025	2,300	2,300
Ridgefield Funding
5.500%, 09/03/2024	10,000	10,000
Royal Bank of Canada
5.960%, 09/19/2024	1,500	1,501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsu Banking
5.560%, 09/27/2024	$2,000	$2,001
5.550%, 07/23/2024	2,000	2,000
5.510%, 08/06/2024	6,000	6,000
5.510%, 08/13/2024	3,500	3,500
5.500%, 08/28/2024	2,500	2,500
Sumitomo Mitsu Trust Bank
5.510%, 09/05/2024	3,000	3,000
Sumitomo Mitsui Trust Bank
5.610%, 07/08/2024	3,000	3,000
5.520%, 08/01/2024	6,000	6,001
Svenska Handelsbanken
5.610%, 02/05/2025	2,500	2,501
Toronto-Dominion Bank
6.000%, 10/02/2024	2,000	2,001
5.330%, 03/18/2025	2,500	2,498
UBS
5.646%, 02/05/2025	2,000	2,000
Wells Fargo Bank
5.180%, 02/07/2025	3,000	2,995
Westpac Banking
5.640%, 01/31/2025	1,000	1,001
5.400%, 06/06/2025	3,300	3,301
5.250%, 01/22/2025	2,000	1,997
Total Certificates of Deposit
(Cost $147,687) ($ Thousands)		147,687

REPURCHASE AGREEMENTS(D) — 16.4%
Bank of America Securities
5.330%, dated 6/28/2024, to be repurchased on 7/1/2024, repurchase price $80,435,712 (collateralized by various GNMA obligations, ranging in par value $716,188 - $61,754,303, 2.000% - 4.000%, 10/20/2044 - 5/20/2052; with total market value $82,008,001)	80,400	80,400
Goldman Sachs & Co
5.330%, dated 6/28/2024, to be repurchased on 7/1/2024, repurchase price $20,008,883 (collateralized by various GNMA obligations, ranging in par value $413,151 - $7,181,672, 2.500% - 6.749%, 1/20/2041 - 5/20/2072; with total market value $20,400,001)	20,000	20,000

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS(D) (continued)
TD Securities
5.330%, dated 6/28/2024, to be repurchased on 7/1/2024, repurchase price $6,002,664 (collateralized by U.S. Treasury obligations, ranging in par value $3,208,900 - $3,532,400, 0.750% - 1.625%, 3/31/2026 - 8/15/2029; with total market value $6,120,008)	$6,000	$6,000

Total Repurchase Agreements
(Cost $106,400) ($ Thousands)		106,400

Total Investments in Securities — 100.2%
(Cost $651,630) ($ Thousands)		$651,447

Percentages are based on Net Assets of $650,166 ($ Thousands).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $9,001 ($ Thousands), representing 1.4% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 90.5%
Alabama — 1.7%
Mobile, Industrial Development Board, RB
2.920%, 06/01/2034 (A)	$2,900	$2,900

Arizona — 0.9%
Yavapai County, Industrial Development Authority, Drake Cement Project, Ser A, RB
3.950%, 09/01/2035 (A)(B)	1,500	1,500

California — 1.5%
Los Angeles, RB
5.000%, 06/26/2025	2,500	2,537

Colorado — 8.2%
Colorado Springs, Utilities System Revenue, Ser C-REMK, RB
3.900%, 11/01/2028 (A)	5,655	5,655
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser D, RB
2.600%, 05/15/2064 (A)	1,000	1,000
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S, RB
3.880%, 05/15/2062 (A)	4,500	4,500
Denver City & County, Ser B, GO
5.000%, 08/01/2024	3,000	3,003

		14,158

Connecticut — 0.6%
Connecticut State, Housing Finance Authority, Mortgage Finance Program, Sub-Ser B-3, RB
3.850%, 11/15/2048 (A)	1,025	1,025

District of Columbia — 0.9%
District of Columbia, MedStar Health, Ser A, RB
2.650%, 08/15/2038 (A)(B)	1,500	1,500
Tender Option Bond Trust Receipts, Ser 2019-XG0267, RB
3.930%, 10/01/2053 (A)(B)(C)	95	95

		1,595

Florida — 4.9%
Escambia County, Solid Waste Disposal, Florida Power & Light, RB
2.550%, 04/01/2039 (A)	300	300
Lucie County, Florida Power & Light Project, Ser R, RB
4.050%, 09/01/2028 (A)	7,050	7,050
Pinellas County, Housing Finance Authority, Bayside Court, RB, FHLMC
3.880%, 10/01/2048 (A)(B)	1,070	1,070

		8,420

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Idaho — 0.8%
Idaho State, Housing & Finance Association, Traditions at Boise Apartments Project, Ser A, RB
4.370%, 09/01/2044 (A)	$1,400	$1,400

Indiana — 1.0%
Tender Option Bond Trust Receipts, Ser 2016-XL0019, RB
4.030%, 04/01/2030 (A)(C)	1,770	1,770

Iowa — 5.8%
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project, RB
4.040%, 12/01/2041 (A)(B)(C)	7,500	7,500
Iowa State, Finance Authority, Mortgage-Backed Securities Program, RB, GNMA/FNMA/FHLMC
3.850%, 01/01/2047 (A)	900	900
Iowa State, Finance Authority, Pollution Control Facilities, MidAmerican Energy Project, RB
3.970%, 09/01/2036 (A)	1,600	1,600

		10,000

Louisiana — 1.5%
Louisiana State, Public Facilities Authority, Louisiana Children's Medical Center Project, RB
3.830%, 09/01/2057 (A)(B)	1,100	1,100
Saint James Parish, Nucor Steel Louisiana LLC Project, Ser 2010A-1, RB
4.070%, 11/01/2040 (A)	1,500	1,500

		2,600

Maryland — 0.6%
Maryland State, Community Development Administration, Department of Housing and Community Development, Crusader Arms Apartments Project, Ser D, RB
3.910%, 02/01/2041 (A)	1,070	1,070

Massachusetts — 5.6%
Massachusetts State, Development Finance Agency, Boston Children's Hospital, RB
2.550%, 03/01/2048 (A)(B)	7,500	7,500
Sharon, GO
4.500%, 02/27/2025	2,000	2,011

		9,511

Michigan — 0.8%
Central Michigan University, Ser A, RB
3.940%, 10/01/2032 (A)(B)	1,300	1,300

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Walled Lake, Consolidated School District, GO, Q-SBLF
5.000%, 05/01/2025	$110	$111

		1,411

Mississippi — 1.9%
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
2.720%, 12/01/2030 (A)	200	200
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
2.720%, 12/01/2030 (A)	1,335	1,335
Mississippi State, Business Finance, Chevron USA Project, Ser K, RB
2.700%, 11/01/2035 (A)	300	300
Mississippi State, Development Bank, Jackson County, Industrial Water System Project, RB
2.720%, 12/01/2039 (A)	1,425	1,425

		3,260

Missouri — 3.9%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E, RB
4.410%, 04/15/2034 (A)(B)	3,300	3,300
RBC Municipal Products Trust, Ser C-16, RB
3.930%, 09/01/2039 (A)(B)(C)	3,500	3,500

		6,800

New Hampshire — 1.2%
National Finance Authority, New Hampshire State, Health Care Facilities, Novant Health, RB
2.700%, 11/01/2064 (A)(B)	500	500
New Hampshire State, Housing Finance Authority, Ser D, RB, GNMA/FNMA/FHLMC
3.580%, 07/01/2056 (A)	1,550	1,550

		2,050

New Jersey — 11.4%
Bordentown, GO
4.500%, 04/01/2025	2,000	2,010
Cranford, GO
5.000%, 08/22/2024	1,560	1,562
Essex County, Improvement Authority, Family Court Building Project, RB
5.000%, 06/18/2025	2,215	2,244
Hudson County, Improvement Authority, Local Unit Loan Program, RB
5.000%, 07/24/2024	1,000	1,001
Jersey City, Municipal Utilities Authority, Sewer Project, Ser B, RB
5.000%, 05/01/2025	1,050	1,059

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Little Falls, GO
5.000%, 12/13/2024	$6,154	$6,179
Pemberton, GO
4.500%, 05/27/2025	1,000	1,007
Plainsboro, GO
5.000%, 07/25/2024	3,000	3,002
Pompton Lakes, GO
4.500%, 06/06/2025	1,500	1,510

		19,574

New York — 13.1%
Lafayette, Central School District, GO
4.500%, 06/20/2025	3,000	3,024
Metropolitan Transportation Authority, Ser B-REMK, RB
2.550%, 11/15/2046 (A)(B)	1,800	1,800
New York City, Municipal Water Finance Authority, RB
4.900%, 06/15/2049	4,600	4,600
New York City, Sub-Ser A-3, GO
2.550%, 10/01/2040 (A)(B)	1,280	1,280
New York City, Sub-Ser G-6, GO
2.600%, 04/01/2042 (A)(B)	1,000	1,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
3.890%, 11/01/2041 (A)(B)	2,000	2,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
2.650%, 11/01/2044 (A)	1,500	1,500
New York City, Water & Sewer System, RB
2.550%, 06/15/2039 (A)	1,300	1,300
New York State, Housing Finance Agency, Ser A, RB
3.950%, 11/01/2050 (A)(B)	2,500	2,500
Palmyra-Macedon, Central School District, GO
4.500%, 06/17/2025	1,000	1,006
Union-Endicott, Central School District, GO
4.500%, 06/27/2025	1,200	1,208
Webutuck, Central School District, GO
4.500%, 06/20/2025	1,300	1,308

		22,526

Ohio — 0.8%
Ohio State, Infrastructure Improvement, Ser A, GO
5.000%, 03/01/2025	1,335	1,350

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Free Conservative Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma — 0.2%
Oklahoma State, Industries Authority, Educational Facilities Lease, Oklahoma City Public Schools Project, RB
5.000%, 04/01/2025	$375	$379

Pennsylvania — 0.7%
Montgomery County, Industrial Development Authority, Acts Retirement Life Communities, RB, AGC
2.900%, 11/15/2029 (A)	150	150
Pennsylvania State, Turnpike Commission, RB
3.950%, 12/01/2038 (A)(B)	1,100	1,100

		1,250

South Carolina — 4.4%
South Carolina State, Jobs-Economic Development Authority, RB, FHLB
3.900%, 03/01/2063 (A)(B)	3,000	3,000
South Carolina State, Public Service Authority, Ser A, RB
4.030%, 01/01/2036 (A)(B)	4,100	4,100
Tender Option Bond Trust Receipts, Ser 2022-XG0398, RB, BAM
4.000%, 12/01/2055 (A)(C)	500	500

		7,600

South Dakota — 2.9%
South Dakota State, Housing Development Authority, RB
3.900%, 11/01/2046 (A)	2,200	2,200
South Dakota State, Housing Development Authority, Ser A, RB
3.900%, 11/01/2062 (A)	2,815	2,815

		5,015

Tennessee — 0.2%
Clarksville, Public Building Authority, Pooled Financing, RB
3.980%, 06/01/2029 (A)(B)	280	280

Texas — 9.1%
Bowie County, Industrial Development Corporation, Texarkana Newspapers, RB
2.760%, 11/01/2025 (A)(B)	1,000	1,000
Houston, Combined Utility System Revenue, Ser C-, RB
3.930%, 05/15/2034 (A)(B)	2,100	2,100
Midland, Independent School District, GO, PSF-GTD
5.000%, 02/15/2025	1,065	1,076

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port Arthur, Navigation District, Industrial Development, Petrochemicals USA Project, RB
3.900%, 03/01/2039 (A)	$5,300	$5,300
Texas State, University System, Board of Regents, RB
5.000%, 03/15/2025	770	778
Texas State, Veterans Bonds, GO
3.910%, 12/01/2046 (A)	1,700	1,700
Texas State, Veterans Bonds, Ser B, GO
4.000%, 12/01/2042 (A)	2,000	2,000
Texas State, Veterans Bonds, Ser B-REMK, GO
4.000%, 12/01/2043 (A)	1,750	1,750

		15,704

Utah — 1.1%
Utah State, Water Finance Agency, Ser B-2-REMK, RB
3.950%, 10/01/2035 (A)	1,955	1,955

Virginia — 1.1%
Fairfax County, Industrial Development Authority, Inova Health System Project, RB
3.900%, 05/15/2042 (A)	1,955	1,955

Washington — 0.9%
Washington State, Housing Finance Commission, Ser VR, RB
3.850%, 12/01/2046 (A)	1,585	1,585

West Virginia — 0.6%
West Virginia State, Hospital Finance Authority, West Virginia University, RB
3.880%, 06/01/2034 (A)(B)	980	980

Wisconsin — 2.2%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.850%, 03/01/2041 (A)	2,320	2,320
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, FNMA
3.850%, 03/01/2038 (A)	1,400	1,400

		3,720

Total Municipal Bonds
(Cost $155,899) ($ Thousands)		155,880

TAX-EXEMPT COMMERCIAL PAPER — 12.8%
Dallas-Fort Worth, International Airport
4.000%, 07/02/2024	1,000	1,000

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
TAX-EXEMPT COMMERCIAL PAPER (continued)
El Paso, Water & Sewer
3.900%, 09/10/2024	$900	$900
3.900%, 09/17/2024	900	900
Lincoln, Electric System
3.550%, 08/15/2024	3,000	3,000
Lower Colorado, River Authority
3.750%, 07/30/2024	2,000	2,000
Omaha, Public Power District
3.700%, 10/08/2024	2,000	2,000
San Antonio, Electric & Gas
3.750%, 09/20/2024	5,000	5,000
University of California
3.550%, 07/15/2024	1,100	1,100
University of Texas
3.600%, 07/11/2024	3,000	3,000
3.480%, 10/18/2024	1,200	1,200
3.450%, 09/20/2024	2,000	2,000

Total Tax-Exempt Commercial Paper
(Cost $22,097) ($ Thousands)		22,100

Total Investments in Securities — 103.3%
(Cost $177,996) ($ Thousands)		$177,980

Percentages are based on Net Assets of $172,249 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $13,365 ($ Thousands), representing 7.8% of the Net Assets of the Fund.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.7%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$10,885	$11,756
3.625%, 04/15/2028	9,049	9,509
2.500%, 01/15/2029	8,510	8,659
2.375%, 01/15/2027	9,400	9,394
2.375%, 10/15/2028	24,574	24,895
2.125%, 04/15/2029	13,409	13,425
2.000%, 01/15/2026	9,727	9,607
1.750%, 01/15/2028	8,823	8,682
1.625%, 10/15/2027	23,807	23,419
1.250%, 04/15/2028	23,506	22,701
0.875%, 01/15/2029	16,442	15,576
0.750%, 07/15/2028	19,138	18,185
0.625%, 01/15/2026	20,601	19,930
0.500%, 01/15/2028	21,552	20,308
0.375%, 07/15/2025	24,531	23,914
0.375%, 01/15/2027	19,122	18,176
0.375%, 07/15/2027	21,102	20,025
0.125%, 10/15/2025	21,723	21,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.125%, 04/15/2026	$16,730	$15,982
0.125%, 07/15/2026	20,550	19,644
0.125%, 10/15/2026	23,230	22,110
0.125%, 04/15/2027	23,733	22,329

Total U.S. Treasury Obligations
(Cost $387,431) ($ Thousands)		379,231

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	82,890	83
Total Cash Equivalent
(Cost $83) ($ Thousands)		83
Total Investments in Securities — 99.7%
(Cost $387,514) ($ Thousands)		$379,314

Percentages are based on Net Assets of $380,398 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,547	$32,259	$(33,723)	$—	$—	$83	$40	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 79.3%

Communication Services — 7.4%
Alphabet Inc, Cl A	83,196	$15,154
Alphabet Inc, Cl C	69,211	12,695
AT&T Inc	101,154	1,933
Charter Communications Inc, Cl A *	1,343	401
Comcast Corp, Cl A	55,454	2,172
Electronic Arts Inc	3,525	491
Fox Corp, Cl A	3,371	116
Fox Corp, Cl B	1,866	60
Interpublic Group of Cos Inc/The	5,527	161
Live Nation Entertainment Inc *	2,107	198
Match Group Inc *	3,706	113
Meta Platforms Inc, Cl A	31,025	15,643
Netflix Inc *	6,109	4,123
News Corp, Cl A	5,662	156
News Corp, Cl B	2,017	57
Omnicom Group Inc	2,843	255
Paramount Global, Cl B	6,771	70
Take-Two Interactive Software Inc, Cl A *	2,221	345
T-Mobile US Inc	7,371	1,299
Verizon Communications Inc	59,486	2,453
Walt Disney Co/The	25,816	2,563
Warner Bros Discovery Inc *	32,464	242

		60,700
Consumer Discretionary — 7.9%
Airbnb Inc, Cl A *	6,300	955
Amazon.com Inc, Cl A *	129,720	25,068
Aptiv PLC *	3,972	280
AutoZone Inc *	259	768
Bath & Body Works Inc	3,429	134
Best Buy Co Inc	2,830	238
Booking Holdings Inc	485	1,921
BorgWarner Inc	3,437	111
Caesars Entertainment Inc *	3,254	129
CarMax Inc *	2,345	172
Carnival Corp *	14,426	270
Chipotle Mexican Grill Inc, Cl A *	20,000	1,253
Darden Restaurants Inc	1,742	264
Deckers Outdoor Corp *	350	339
Domino's Pizza Inc	484	250
DR Horton Inc	4,197	591
eBay Inc	7,168	385
Etsy Inc *	1,791	106
Expedia Group Inc *	1,812	228
Ford Motor Co	55,108	691
Garmin Ltd	2,200	358
General Motors Co	16,162	751
Genuine Parts Co	2,025	280
Hasbro Inc	1,909	112
Hilton Worldwide Holdings Inc	3,586	782
Home Depot Inc/The	14,049	4,836
Las Vegas Sands Corp	5,319	235

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lennar Corp, Cl A	3,490	$523
LKQ Corp	3,816	159
Lowe's Cos Inc	8,083	1,782
Lululemon Athletica Inc *	1,600	478
Marriott International Inc/MD, Cl A	3,423	828
McDonald's Corp	10,237	2,609
MGM Resorts International *	3,542	157
Mohawk Industries Inc *	720	82
NIKE Inc, Cl B	17,184	1,295
Norwegian Cruise Line Holdings Ltd *	6,214	117
NVR Inc *	49	372
O'Reilly Automotive Inc *	818	864
Pool Corp	516	159
PulteGroup Inc	3,073	338
Ralph Lauren Corp, Cl A	528	92
Ross Stores Inc	4,826	701
Royal Caribbean Cruises Ltd *	3,366	537
Starbucks Corp	16,026	1,248
Tapestry Inc	3,153	135
Tesla Inc *	39,215	7,760
TJX Cos Inc/The	16,110	1,774
Tractor Supply Co	1,524	411
Ulta Beauty Inc *	673	260
Wynn Resorts Ltd	1,345	120
Yum! Brands Inc	4,060	538

		64,846
Consumer Staples — 4.6%
Altria Group Inc	24,316	1,108
Archer-Daniels-Midland Co	7,021	424
Brown-Forman Corp, Cl B	2,660	115
Bunge Global	2,100	224
Campbell Soup Co	2,834	128
Church & Dwight Co Inc	3,485	361
Clorox Co/The	1,835	250
Coca-Cola Co/The	55,004	3,501
Colgate-Palmolive Co	11,621	1,128
Conagra Brands Inc	6,863	195
Constellation Brands Inc, Cl A	2,228	573
Costco Wholesale Corp	6,277	5,335
Dollar General Corp	3,171	419
Dollar Tree Inc *	2,996	320
Estee Lauder Cos Inc/The, Cl A	3,370	359
General Mills Inc	7,990	505
Hershey Co/The	2,076	382
Hormel Foods Corp	4,023	123
J M Smucker Co/The	1,530	167
Kellanova	3,819	220
Kenvue Inc	25,274	459
Keurig Dr Pepper Inc	14,892	497
Kimberly-Clark Corp	4,779	660
Kraft Heinz Co/The	11,193	361
Kroger Co/The	9,288	464
Lamb Weston Holdings Inc	2,101	177

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
McCormick & Co Inc/MD	3,580	$254
Molson Coors Beverage Co, Cl B	2,695	137
Mondelez International Inc, Cl A	19,048	1,247
Monster Beverage Corp *	10,044	502
PepsiCo Inc	19,458	3,209
Philip Morris International Inc	21,958	2,225
Procter & Gamble Co/The	33,302	5,492
Sysco Corp, Cl A	7,211	515
Target Corp, Cl A	6,626	981
Tyson Foods Inc, Cl A	4,075	233
Walgreens Boots Alliance Inc	10,224	124
Walmart Inc	60,597	4,103

		37,477
Energy — 2.9%
APA Corp	4,452	131
Baker Hughes Co, Cl A	14,068	495
Chevron Corp	24,274	3,797
ConocoPhillips	16,649	1,904
Coterra Energy Inc	10,741	286
Devon Energy Corp	9,195	436
Diamondback Energy Inc, Cl A	2,523	505
EOG Resources Inc	8,199	1,032
EQT Corp	5,900	218
Exxon Mobil Corp	63,534	7,314
Halliburton Co	12,578	425
Hess Corp	3,996	590
Kinder Morgan Inc	27,698	550
Marathon Oil Corp	8,159	234
Marathon Petroleum Corp	4,987	865
Occidental Petroleum Corp	9,515	600
ONEOK Inc	8,306	677
Phillips 66	5,985	845
Schlumberger NV, Cl A	20,178	952
Targa Resources Corp	3,200	412
Valero Energy Corp	4,624	725
Williams Cos Inc/The	17,429	741

		23,734
Financials — 9.9%
Aflac Inc	7,321	654
Allstate Corp/The	3,690	589
American Express Co	8,097	1,875
American International Group Inc	9,419	699
Ameriprise Financial Inc	1,423	608
Aon PLC, Cl A	3,076	903
Arch Capital Group Ltd *	5,325	537
Arthur J Gallagher & Co	3,019	783
Assurant Inc	743	124
Bank of America Corp	96,400	3,834
Bank of New York Mellon Corp/The	10,713	642
Berkshire Hathaway Inc, Cl B *	25,630	10,426
BlackRock Inc	1,961	1,544
Blackstone Inc, Cl A	10,200	1,263

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brown & Brown Inc	3,439	$307
Capital One Financial Corp	5,498	761
Cboe Global Markets Inc	1,527	260
Charles Schwab Corp/The	21,016	1,549
Chubb Ltd	5,693	1,452
Cincinnati Financial Corp	2,303	272
Citigroup Inc	26,920	1,708
Citizens Financial Group Inc	6,508	234
CME Group Inc, Cl A	5,072	997
Corpay Inc *	1,044	278
Discover Financial Services	3,608	472
Everest Group Ltd	573	218
Eversource Energy	5,101	289
FactSet Research Systems Inc	524	214
Fidelity National Information Services Inc, Cl B	7,885	594
Fifth Third Bancorp	9,719	355
Fiserv Inc, Cl A *	8,277	1,234
Franklin Resources Inc	4,243	95
Global Payments Inc	3,609	349
Globe Life Inc	1,200	99
Goldman Sachs Group Inc/The	4,555	2,060
Hartford Financial Services Group Inc/The	4,299	432
Huntington Bancshares Inc/OH	20,762	274
Intercontinental Exchange Inc	8,208	1,124
Invesco Ltd	6,878	103
Jack Henry & Associates Inc	1,050	174
JPMorgan Chase & Co	40,698	8,232
KeyCorp	13,712	195
KKR & Co Inc	9,450	994
Loews Corp	2,555	191
M&T Bank Corp	2,376	360
MarketAxess Holdings Inc	553	111
Marsh & McLennan Cos Inc	6,915	1,457
Mastercard Inc, Cl A	11,620	5,126
MetLife Inc	8,461	594
Moody's Corp	2,212	931
Morgan Stanley	17,728	1,723
MSCI Inc, Cl A	1,099	529
Nasdaq Inc, Cl A	4,891	295
Northern Trust Corp	3,022	254
PayPal Holdings Inc *	14,809	859
PNC Financial Services Group Inc/The	5,581	868
Principal Financial Group Inc, Cl A	3,067	241
Progressive Corp/The	8,268	1,717
Prudential Financial Inc	5,060	593
Raymond James Financial Inc	2,693	333
Regions Financial Corp	12,984	260
S&P Global Inc	4,561	2,034
Synchrony Financial	5,844	276
T Rowe Price Group Inc	3,189	368
Travelers Cos Inc/The	3,204	651
Truist Financial Corp	19,148	744

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
US Bancorp	21,970	$872
Visa Inc, Cl A	22,318	5,858
W R Berkley Corp	2,957	232
Wells Fargo & Co	49,361	2,932
Willis Towers Watson PLC	1,438	377

		80,592
Health Care — 9.3%
Abbott Laboratories	24,553	2,551
AbbVie Inc	24,992	4,287
Agilent Technologies Inc	4,209	546
Align Technology Inc *	998	241
Amgen Inc, Cl A	7,554	2,360
Baxter International Inc	7,349	246
Becton Dickinson & Co	4,058	948
Biogen Inc *	2,036	472
Bio-Rad Laboratories Inc, Cl A *	333	91
Bio-Techne Corp	2,192	157
Boston Scientific Corp *	20,684	1,593
Bristol-Myers Squibb Co	28,810	1,196
Cardinal Health Inc	3,523	346
Catalent Inc *	2,577	145
Cencora Inc, Cl A	2,299	518
Centene Corp *	7,682	509
Charles River Laboratories International Inc *	765	158
Cigna Group/The	4,004	1,324
Cooper	2,864	250
CVS Health Corp	17,747	1,048
Danaher Corp, Cl A	9,262	2,314
DaVita Inc *	715	99
Dexcom Inc *	5,566	631
Edwards Lifesciences Corp, Cl A *	8,551	790
Elevance Health Inc	3,316	1,797
Eli Lilly & Co	11,274	10,207
GE HealthCare Technologies Inc	5,943	463
Gilead Sciences Inc	17,655	1,211
HCA Healthcare Inc	2,753	885
Henry Schein Inc *	1,849	119
Hologic Inc *	3,329	247
Humana Inc	1,715	641
IDEXX Laboratories Inc *	1,143	557
Incyte Corp *	2,671	162
Insulet Corp *	1,000	202
Intuitive Surgical Inc *	4,982	2,216
IQVIA Holdings Inc *	2,615	553
Johnson & Johnson	34,054	4,977
Labcorp Holdings	1,153	235
McKesson Corp	1,808	1,056
Medtronic PLC	18,787	1,479
Merck & Co Inc	35,811	4,433
Mettler-Toledo International Inc *	310	433
Moderna Inc *	4,781	568
Molina Healthcare Inc *	860	256

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pfizer Inc	79,822	$2,233
Quest Diagnostics Inc	1,596	218
Regeneron Pharmaceuticals Inc *	1,501	1,578
ResMed Inc	2,064	395
Revvity Inc	1,783	187
Solventum *	2,079	110
STERIS PLC	1,374	302
Stryker Corp	4,812	1,637
Teleflex Inc	700	147
Thermo Fisher Scientific Inc	5,399	2,986
UnitedHealth Group Inc	13,037	6,639
Universal Health Services Inc, Cl B	892	165
Vertex Pharmaceuticals Inc *	3,595	1,685
Viatris Inc, Cl W	17,483	186
Waters Corp *	846	245
West Pharmaceutical Services Inc	1,029	339
Zimmer Biomet Holdings Inc	2,923	317
Zoetis Inc, Cl A	6,517	1,130

		76,016
Industrials — 6.5%
3M Co	7,917	809
A O Smith Corp	1,710	140
Allegion plc	1,233	146
American Airlines Group Inc *	9,781	111
AMETEK Inc	3,310	552
Automatic Data Processing Inc	5,792	1,382
Axon Enterprise Inc *	1,000	294
Boeing Co/The *	8,087	1,472
Broadridge Financial Solutions Inc	1,634	322
Builders FirstSource Inc *	1,800	249
Carrier Global Corp	11,842	747
Caterpillar Inc, Cl A	6,938	2,311
CH Robinson Worldwide Inc	1,698	150
Cintas Corp	1,198	839
Copart Inc *	12,510	678
CSX Corp	27,714	927
Cummins Inc	1,928	534
Dayforce *	2,306	114
Deere & Co	3,652	1,364
Delta Air Lines Inc, Cl A	8,987	426
Dover Corp	1,941	350
Eaton Corp PLC	5,692	1,785
Emerson Electric Co	8,220	906
Equifax Inc	1,765	428
Expeditors International of Washington Inc	2,092	261
Fastenal Co, Cl A	8,231	517
FedEx Corp	3,195	958
Fortive Corp	4,970	368
GE Vernova *	3,846	660
Generac Holdings Inc *	883	117
General Dynamics Corp	3,164	918
General Electric Co	15,382	2,445
Honeywell International Inc	9,232	1,971

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Howmet Aerospace Inc	5,632	$437
Hubbell Inc, Cl B	750	274
Huntington Ingalls Industries Inc, Cl A	573	141
IDEX Corp	1,048	211
Illinois Tool Works Inc	3,863	915
Ingersoll Rand Inc	5,779	525
Jacobs Solutions Inc	1,832	256
JB Hunt Transport Services Inc	1,187	190
Johnson Controls International PLC	9,535	634
L3Harris Technologies Inc	2,687	603
Leidos Holdings Inc	1,904	278
Lockheed Martin Corp	3,023	1,412
Masco Corp	3,259	217
Nordson Corp	763	177
Norfolk Southern Corp	3,171	681
Northrop Grumman Corp	1,961	855
Old Dominion Freight Line Inc, Cl A	2,526	446
Otis Worldwide Corp	5,835	562
PACCAR Inc	7,350	757
Parker-Hannifin Corp, Cl A	1,786	903
Paychex Inc	4,591	544
Paycom Software Inc	687	98
Pentair PLC	2,364	181
Quanta Services Inc	2,083	529
Republic Services Inc	2,898	563
Rockwell Automation Inc	1,655	456
Rollins Inc	4,020	196
RTX Corp	18,731	1,880
Snap-on Inc	718	188
Southwest Airlines Co, Cl A	8,527	244
Stanley Black & Decker Inc	2,199	176
Textron Inc	2,686	231
Trane Technologies PLC	3,237	1,065
TransDigm Group Inc	787	1,005
Uber Technologies Inc *	29,100	2,115
Union Pacific Corp	8,585	1,942
United Airlines Holdings Inc *	4,578	223
United Parcel Service Inc, Cl B	10,176	1,393
United Rentals Inc	918	594
Veralto	3,120	298
Verisk Analytics Inc, Cl A	2,015	543
Waste Management Inc	5,187	1,107
Westinghouse Air Brake Technologies Corp	2,562	405
WW Grainger Inc	625	564
Xylem Inc/NY	3,466	470

		52,735
Information Technology — 25.6%
Accenture PLC, Cl A	8,853	2,686
Adobe Inc *	6,338	3,521
Advanced Micro Devices Inc *	22,858	3,708
Akamai Technologies Inc *	2,163	195
Amphenol Corp, Cl A	17,150	1,155
Analog Devices Inc	7,020	1,602

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ANSYS Inc *	1,240	$399
Apple Inc	204,159	43,000
Applied Materials Inc	11,792	2,783
Arista Networks Inc *	3,600	1,262
Autodesk Inc, Cl A *	3,010	745
Broadcom Inc	6,161	9,892
Cadence Design Systems Inc *	3,864	1,189
CDW Corp/DE	1,878	420
Cisco Systems Inc	57,480	2,731
Cognizant Technology Solutions Corp, Cl A	7,207	490
Corning Inc, Cl B	10,834	421
Crowdstrike Holdings Inc, Cl A *	3,250	1,245
Enphase Energy Inc *	1,988	198
EPAM Systems Inc *	818	154
F5 Inc, Cl A *	849	146
Fair Isaac Corp *	350	521
First Solar Inc *	1,500	338
Fortinet Inc *	9,100	548
Gartner Inc *	1,071	481
Gen Digital Inc	8,009	200
GoDaddy Inc, Cl A *	2,000	279
Hewlett Packard Enterprise Co	18,524	392
HP Inc	12,521	439
Intel Corp	59,762	1,851
International Business Machines Corp	12,928	2,236
Intuit Inc	3,922	2,578
Jabil Inc	1,700	185
Juniper Networks Inc	4,454	162
Keysight Technologies Inc *	2,487	340
KLA Corp	1,910	1,575
Lam Research Corp	1,827	1,946
Microchip Technology Inc	7,639	699
Micron Technology Inc	15,644	2,058
Microsoft Corp	105,206	47,022
Monolithic Power Systems Inc	670	551
Motorola Solutions Inc	2,314	893
NetApp Inc	2,976	383
NVIDIA Corp	348,430	43,045
ON Semiconductor Corp *	6,199	425
Oracle Corp, Cl B	22,517	3,179
Palo Alto Networks Inc *	4,500	1,526
PTC Inc *	1,728	314
Qorvo Inc *	1,431	166
QUALCOMM Inc	15,803	3,148
Roper Technologies Inc	1,523	858
Salesforce Inc	13,728	3,529
Seagate Technology Holdings PLC	2,805	290
ServiceNow Inc *	2,907	2,287
Skyworks Solutions Inc	2,246	239
Super Micro Computer Inc *	700	574
Synopsys Inc *	2,141	1,274
TE Connectivity Ltd	4,361	656
Teledyne Technologies Inc *	690	268

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teradyne Inc	2,188	$324
Texas Instruments Inc	12,904	2,510
Trimble Inc *	3,478	195
Tyler Technologies Inc *	609	306
VeriSign Inc *	1,212	216
Western Digital Corp *	4,624	350
Zebra Technologies Corp, Cl A *	677	209

		209,507
Materials — 1.7%
Air Products and Chemicals Inc	3,119	805
Albemarle Corp	1,690	161
Amcor PLC	21,272	208
Avery Dennison Corp	1,119	245
Ball Corp	4,590	276
Celanese Corp, Cl A	1,426	192
CF Industries Holdings Inc	2,736	203
Corteva Inc	9,904	534
Dow Inc	10,017	531
DuPont de Nemours Inc	6,045	487
Eastman Chemical Co	1,610	158
Ecolab Inc	3,610	859
FMC Corp	1,862	107
Freeport-McMoRan Inc, Cl B	20,312	987
International Flavors & Fragrances Inc	3,682	351
International Paper Co	5,008	216
Linde PLC	6,820	2,993
LyondellBasell Industries NV, Cl A	3,575	342
Martin Marietta Materials Inc, Cl A	892	483
Mosaic Co/The	4,756	137
Newmont Corp	16,555	693
Nucor Corp	3,462	547
Packaging Corp of America	1,235	226
PPG Industries Inc	3,389	427
Sherwin-Williams Co/The, Cl A	3,341	997
Steel Dynamics Inc	2,101	272
Vulcan Materials Co	1,831	455
Westrock Co	3,812	192

		14,084
Real Estate — 1.7%
Alexandria Real Estate Equities Inc ‡	2,295	268
American Tower Corp, Cl A ‡	6,627	1,288
AvalonBay Communities Inc ‡	2,045	423
BXP Inc ‡	2,111	130
Camden Property Trust ‡	1,600	175
CBRE Group Inc, Cl A *	4,183	373
CoStar Group Inc *	5,809	431
Crown Castle Inc ‡	6,263	612
Digital Realty Trust Inc, Cl A ‡	4,541	690
Equinix Inc ‡	1,311	992
Equity Residential ‡	4,909	340
Essex Property Trust Inc ‡	915	249
Extra Space Storage Inc ‡	3,041	473

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Federal Realty Investment Trust ‡	1,052	$106
Healthpeak Properties Inc ‡	9,961	195
Host Hotels & Resorts Inc ‡	10,123	182
Invitation Homes Inc ‡	8,500	305
Iron Mountain Inc ‡	4,178	374
Kimco Realty Corp ‡	9,674	188
Mid-America Apartment Communities Inc ‡	1,639	234
Prologis Inc ‡	13,037	1,464
Public Storage ‡	2,269	653
Realty Income Corp ‡	11,874	627
Regency Centers Corp ‡	2,294	143
SBA Communications Corp, Cl A ‡	1,481	291
Simon Property Group Inc ‡	4,702	714
UDR Inc ‡	4,295	177
Ventas Inc ‡	5,837	299
VICI Properties Inc, Cl A ‡	14,556	417
Welltower Inc ‡	8,491	885
Weyerhaeuser Co ‡	10,405	295

		13,993
Utilities — 1.8%
AES Corp/The	9,455	166
Alliant Energy Corp	3,529	180
Ameren Corp	3,729	265
American Electric Power Co Inc	7,548	662
American Water Works Co Inc	2,823	365
Atmos Energy Corp	2,107	246
CenterPoint Energy Inc	9,182	285
CMS Energy Corp	4,187	249
Consolidated Edison Inc	4,828	432
Constellation Energy Corp	4,460	893
Dominion Energy Inc	11,948	585
DTE Energy Co	2,995	333
Duke Energy Corp	10,885	1,091
Edison International	5,527	397
Entergy Corp	3,047	326
Evergy Inc	3,143	167
Exelon Corp	14,309	495
FirstEnergy Corp	7,273	278
NextEra Energy Inc	29,021	2,055
NiSource Inc	6,044	174
NRG Energy Inc	2,946	229
PG&E Corp	30,527	533
Pinnacle West Capital Corp	1,617	124
PPL Corp	10,744	297
Public Service Enterprise Group Inc	7,040	519
Sempra	9,022	686
Southern Co/The	15,385	1,193
Vistra Corp	4,700	404
WEC Energy Group Inc	4,579	359

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	7,959	$425

		14,413
Total Common Stock
(Cost $241,272) ($ Thousands)		648,097

FOREIGN COMMON STOCK — 0.1%

China — 0.1%
NXP Semiconductors NV	3,615	973

Total Foreign Common Stock
(Cost $731) ($ Thousands)		973

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	7,523,395	7,523
Total Cash Equivalent
(Cost $7,523) ($ Thousands)		7,523

Description	Market Value ($ Thousands)
PURCHASED OPTIONS — 0.7%
Total Purchased Options
(Cost $5,059) ($ Thousands)	$5,587

PURCHASED SWAPTIONS — 0.8%
Total Purchased Swaptions
(Cost $2,933) ($ Thousands)	5,920

Total Investments in Securities — 81.8%
(Cost $257,518) ($ Thousands)	$668,100

WRITTEN OPTIONS — (0.2)%
Total Written Options
(Premiums Received $1,215) ($ Thousands)	$(1,703)

WRITTEN SWAPTIONS — (0.4)%
Total Written Swaptions
(Premiums Received $1,107) ($ Thousands)	$(2,941)

A list of open exchange traded options contracts for the Fund at June 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.7%
Put Options
SXP OTC EP Unlisted Option	17,644	$81,162	$4,600.00	7/20/2024	$17

Call Options		–			–
EUR PUT/USD CALL	202,000,000	212,100	1.05	10/19/2024	1,220
USD CALL/JPY PUT	150,000,000	23,400,000	156.00	7/20/2024	4,264
USD CALL/JPY PUT	150,000,000	24,900,000	166.00	7/20/2024	86

		48,512,100			5,570

Total Purchased Options		$48,593,262			$5,587
WRITTEN OPTIONS — (0.2)%
Put Options
SXP OTC EP Unlisted Option	(17,644)	$(72,340)	4,100.00	07/20/2024	$(8)

Call Options
USD CALL/JPY PUT	(300,000,000)	(48,300,000)	161.00	07/20/2024	(1,695)

Total Written Options		$(48,372,340)			$(1,703)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Dynamic Asset Allocation Fund (Continued)

A list of open exchange traded swaptions held by the Fund at June 30, 2024 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.7%
Call Swaptions
Swaption Payer	BOAML	$800,000,000	$0.12	05/17/2025	$1,187

Put Swaptions
Swaption Payer	BOAML	$461,000,000	4.27	07/20/2024	$3,395
Swaption Payer	BOAML	207,450,000	4.36	07/20/2024	1,338
		668,450,000			4,733
Total Purchased Swaptions		$1,468,450,000			$5,920
WRITTEN SWAPTIONS — (0.4)%
Put Swaptions
Swaption Payer	BOAML	$(922,000,000)	4.82	07/20/2024	$(2,107)
Swaption Payer	BOAML	(414,900,000)	4.91	07/20/2024	(646)
		(1,336,900,000)			(2,753)
Call Swaptions
Swaption Payer	BOAML	$(800,000,000)	0.87	05/17/2025	$(188)
Total Written Swaptions		$(2,136,900,000)			$(2,941)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	589	Sep-2024	$163,359	$162,609	$(750)
			$163,359	$162,609	$(750)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2024 is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.659%^	CPI	Annually	2/27/2033	USD	103,200	$3,742	$–	$3,742
FIXED 0.280960%	FLOATING (MUTKCALM Index)	Annually	05/15/2026	JPY	102,200,000	1,723	–	1,723
0.29283%	JPY UNSECURED OVERNIGHT CALL RATE TONAR	Annually	05/15/2026	JPY	81,000,000	1,306	–	1,306
SOFR	3.41%	Annually	12/11/2028	USD	399,757	(1,682)	–	(1,682)
3.432%	SOFR	Annually	12/11/2056	USD	42,027	775	–	775
3.707%	SOFR	Annually	03/05/2034	USD	160,000	297	–	297
FIXED 3.726%	FLOATING: USD-SOFR-OIS COMPOUND	Annually	06/18/3034	USD	76,000	125	–	125
FIXED 3.745%	FLOATING: USD-SOFR-OIS COMPOUND	Annually	06/11/2034	USD	80,000	72	–	72
4.161% FIXED	SOFR	Annually	11/02/2056	USD	84,588	(8,457)	–	(8,457)
4.35% FIXED	SOFR	Annually	11/02/2031	USD	330,000	9,024	–	9,024
						$6,925	$–	$6,925

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Dynamic Asset Allocation Fund (Concluded)

A list of open OTC swap agreements held by the Fund at June 30, 2024 is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs^	+BCOMTR/0.075%	3-MONTH T-BILL RATE + 7.5 BPS	BCOMTR	Annually	09/13/2024	USD	34,133	$(808)	$–	$(808)
								$(808)	$–	$(808)

Percentages are based on Net Assets of $817,117 ($ Thousands).
^	Security, or a portion thereof, is held by the Dynamic Commodity Strategy Subsidiary Ltd. as of June 30, 2024.
*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,779	$147,088	$(142,344)	$—	$—	$7,523	$227	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 27.7%
Communication Services — 1.7%
Altice France
5.500%, 10/15/2029 (A)	$130	$86
Audacy Capital
6.750%, 03/31/2029 (A)(B)(C)	335	12
6.500%, 05/01/2027 (A)(B)(C)	220	7
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	900	531
CCO Holdings
4.250%, 02/01/2031 (A)	125	102
Charter Communications Operating
3.950%, 06/30/2062	155	92
DISH DBS
7.750%, 07/01/2026	135	84
7.375%, 07/01/2028	30	13
5.750%, 12/01/2028 (A)	170	118
5.250%, 12/01/2026 (A)	205	161
5.125%, 06/01/2029	220	87
Gray Television
10.500%, 07/15/2029 (A)	195	196
5.375%, 11/15/2031 (A)	370	210
4.750%, 10/15/2030 (A)	495	297
Level 3 Financing
11.000%, 11/15/2029 (A)	74	76
10.750%, 12/15/2030 (A)	290	289
10.500%, 05/15/2030 (A)	56	55
4.500%, 04/01/2030 (A)	150	82
3.875%, 10/15/2030 (A)	105	55
3.750%, 07/15/2029 (A)	145	45
3.625%, 01/15/2029	5	1
Lumen Technologies
4.125%, 04/15/2029 (A)	119	77
4.125%, 04/15/2030 (A)	119	75
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	610	364
Stagwell Global
5.625%, 08/15/2029 (A)	592	547
Urban One
7.375%, 02/01/2028 (A)	705	542
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	170	141
Zayo Group Holdings Inc
4.000%, 03/01/2027 (A)	310	248

		4,593

Consumer Discretionary — 6.6%
Academy
6.000%, 11/15/2027 (A)	328	323
Altice Financing
5.750%, 08/15/2029 (A)	215	156
Bath & Body Works
7.600%, 07/15/2037	5	5
6.750%, 07/01/2036	235	234

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BCPE Ulysses Intermediate
7.750%, 04/01/2027 (A)	$703	$685
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	20	18
4.875%, 02/15/2030 (A)	210	188
Caesars Entertainment
7.000%, 02/15/2030 (A)	130	133
Carnival
10.500%, 06/01/2030 (A)	486	528
6.000%, 05/01/2029 (A)	165	163
4.000%, 08/01/2028 (A)	130	122
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	397	430
CEC Entertainment
6.750%, 05/01/2026 (A)	811	804
Clarios Global
6.750%, 05/15/2025 (A)	755	755
6.250%, 05/15/2026 (A)	764	763
CMG Media
8.875%, 12/15/2027 (A)	670	382
CSC Holdings
7.500%, 04/01/2028 (A)	135	72
Dave & Buster's
7.625%, 11/01/2025 (A)	1,698	1,707
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)	312	6
5.375%, 08/15/2026 (A)(B)	480	10
Empire Resorts
7.750%, 11/01/2026 (A)	470	440
Garrett Motion Holdings
7.750%, 05/31/2032 (A)	774	784
GrubHub Holdings
5.500%, 07/01/2027 (A)	345	313
Hilton Domestic Operating
4.000%, 05/01/2031 (A)	200	179
IRB Holding
7.000%, 06/15/2025 (A)	154	154
Jacobs Entertainment
6.750%, 02/15/2029 (A)	310	288
Liberty Interactive
8.250%, 02/01/2030	745	349
Life Time
8.000%, 04/15/2026 (A)	1,032	1,044
5.750%, 01/15/2026 (A)	1,761	1,753
McGraw-Hill Education
5.750%, 08/01/2028 (A)	130	125
MGM Resorts International
6.500%, 04/15/2032	327	326
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	495	–
NCL
7.750%, 02/15/2029 (A)	461	479
5.875%, 03/15/2026 (A)	366	362

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 12/15/2024 (A)	$1,733	$1,713
Newell Brands
4.875%, 06/01/2025	566	559
QVC
4.750%, 02/15/2027	270	228
4.375%, 09/01/2028	95	69
StoneMor
8.500%, 05/15/2029 (A)	415	344
Studio City Finance
5.000%, 01/15/2029 (A)	215	189
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/2025 (A)	312	310
SWF Escrow Issuer
6.500%, 10/01/2029 (A)	80	43
Victoria's Secret
4.625%, 07/15/2029 (A)	225	187
White Capital Parent
8.250%cash/0% PIK, 03/15/2026 (A)	238	238
WW International
4.500%, 04/15/2029 (A)	225	87
Wynn Macau
5.125%, 12/15/2029 (A)	150	136
Wynn Resorts Finance
7.125%, 02/15/2031 (A)	150	156
Yum! Brands
5.375%, 04/01/2032	160	154

		18,493

Consumer Staples — 1.0%
Albertsons
4.875%, 02/15/2030 (A)	60	57
B&G Foods
8.000%, 09/15/2028 (A)	178	181
5.250%, 04/01/2025	1,028	1,019
Herbalife Nutrition
7.875%, 09/01/2025 (A)	510	501
HLF Financing Sarl
12.250%, 04/15/2029 (A)	341	340
New Albertsons
8.700%, 05/01/2030	200	222
8.000%, 05/01/2031	40	43
Post Holdings
5.625%, 01/15/2028 (A)	145	143
Rite Aid
8.000%, 10/18/2024 (A)(B)	78	34
8.000%, 11/15/2026 (A)(B)	342	150
7.500%, 07/01/2025 (A)(B)	75	31
0.000%, 10/18/2024 (A)(B)(D)(E)(F)	27	26

		2,747

Energy — 4.0%
Athabasca Oil
9.750%, 11/01/2026 (A)	274	287

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baytex Energy
7.375%, 03/15/2032 (A)	$140	$142
Blue Racer Midstream
7.250%, 07/15/2032 (A)	85	87
7.000%, 07/15/2029 (A)	85	87
6.625%, 07/15/2026 (A)	810	810
Chesapeake Energy Corp
7.500%, 10/01/2026 (C)(D)	170	4
7.000%, 10/01/2024 (D)	55	1
Civitas Resources
8.625%, 11/01/2030 (A)	135	145
Crescent Energy Finance
7.375%, 01/15/2033 (A)	607	608
Encino Acquisition Partners Holdings
8.750%, 05/01/2031 (A)	534	557
Genesis Energy
8.000%, 01/15/2027	145	148
7.875%, 05/15/2032	110	111
7.750%, 02/01/2028	25	26
Greenfire Resources
12.000%, 10/01/2028 (A)	110	117
Howard Midstream Energy Partners
7.375%, 07/15/2032 (A)	125	127
Nabors Industries
7.250%, 01/15/2026 (A)	1,736	1,761
New Fortress Energy
8.750%, 03/15/2029 (A)	140	128
NGL Energy Operating
8.125%, 02/15/2029 (A)	515	525
Permian Resources Operating
8.000%, 04/15/2027 (A)	1,940	1,983
SM Energy
6.625%, 01/15/2027	635	632
5.625%, 06/01/2025	1,935	1,927
Transocean
8.500%, 05/15/2031 (A)	237	237
8.250%, 05/15/2029 (A)	237	237
8.000%, 02/01/2027 (A)	91	91
7.500%, 04/15/2031	95	89
Venture Global Calcasieu Pass
4.125%, 08/15/2031 (A)	170	153

		11,020

Financials — 1.9%
Arsenal AIC Parent
11.500%, 10/01/2031 (A)	561	628
Champions Financing
8.750%, 02/15/2029 (A)	1,232	1,263
CPI CG
10.000%, 07/15/2029 (A)	145	150
8.625%, 03/15/2026 (A)	315	322
Finance of America Funding
7.875%, 11/15/2025 (A)	680	531

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freedom Mortgage
12.000%, 10/01/2028 (A)	$90	$97
6.625%, 01/15/2027 (A)	230	222
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)	55	55
Ladder Capital Finance Holdings LLLP
4.750%, 06/15/2029 (A)	155	143
4.250%, 02/01/2027 (A)	195	185
LD Holdings Group
6.125%, 04/01/2028 (A)	235	176
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	210	199
5.625%, 01/15/2030 (A)	155	134
Navient
5.500%, 03/15/2029	60	55
Navient MTN
5.625%, 08/01/2033	130	104
OneMain Finance
7.500%, 05/15/2031	65	66
3.875%, 09/15/2028	305	273
PennyMac Financial Services
5.750%, 09/15/2031 (A)	285	267
4.250%, 02/15/2029 (A)	150	136
Sabre GLBL
11.250%, 12/15/2027 (A)	169	164
Starwood Property Trust
3.625%, 07/15/2026 (A)	220	207

		5,377

Health Care — 2.9%
Akumin
9.000%, 08/01/2027 (A)	425	351
8.000%, 08/01/2028 (A)(B)	155	119
CHS
10.875%, 01/15/2032 (A)	900	937
DaVita
3.750%, 02/15/2031 (A)	150	128
Embecta
6.750%, 02/15/2030 (A)	235	204
5.000%, 02/15/2030 (A)	70	58
Emergent BioSolutions
3.875%, 08/15/2028 (A)	952	619
Endo
9.500%, 12/31/2049 (D)	194	–
6.125%, 12/31/2049 (D)	165	–
6.000%, 12/31/2049 (D)	193	6
5.875%, 12/31/2049	85	–
0.000%, 04/01/2027 (D)(F)	85	–
Envision Healthcare Corp
8.750%, 10/15/2026 (B)(D)	145	–
Global Medical Response
10.000%, 10/31/2028 (A)	824	804

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
LifePoint Health
10.000%, 06/01/2032 (A)	$1,313	$1,342
Medline Borrower
3.875%, 04/01/2029 (A)	130	120
Molina Healthcare
4.375%, 06/15/2028 (A)	175	165
3.875%, 11/15/2030 (A)	60	53
Radiology Partners
9.781%, 02/15/2030 (A)	322	257
7.775%, 01/31/2029 (A)	519	487
Select Medical
6.250%, 08/15/2026 (A)	1,966	1,976
Team Health Holdings
13.500%, 06/30/2028 (A)	127	141
6.375%, 02/01/2025 (A)	155	148
Tenet Healthcare
6.750%, 05/15/2031	15	15
6.125%, 06/15/2030	90	89
4.375%, 01/15/2030	170	158

		8,177

Industrials — 4.6%
Allied Universal Holdco
9.750%, 07/15/2027 (A)	1,283	1,275
7.875%, 02/15/2031 (A)	266	267
6.000%, 06/01/2029 (A)	409	358
American Airlines Group
3.750%, 03/01/2025 (A)	662	651
Artera Services
8.500%, 02/15/2031 (A)	874	900
Builders FirstSource
4.250%, 02/01/2032 (A)	140	124
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	111	103
Cimpress
7.000%, 06/15/2026	474	474
Delta Air Lines
7.000%, 05/01/2025 (A)	1,388	1,399
Garda World Security
9.500%, 11/01/2027 (A)	971	975
6.000%, 06/01/2029 (A)	274	250
GFL Environmental
3.750%, 08/01/2025 (A)	155	153
3.500%, 09/01/2028 (A)	169	156
Icahn Enterprises
9.000%, 06/15/2030 (A)	150	149
JELD-WEN
4.625%, 12/15/2025 (A)	728	715
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	160	161
Park-Ohio Industries
6.625%, 04/15/2027	644	620

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pitney Bowes
7.250%, 03/15/2029 (A)		$185	$166
6.875%, 03/15/2027 (A)		125	118
TransDigm
7.125%, 12/01/2031 (A)		903	930
6.375%, 03/01/2029 (A)		156	157
Uber Technologies
8.000%, 11/01/2026 (A)		1,332	1,344
United Airlines
4.625%, 04/15/2029 (A)		150	140
United Rentals North America
4.000%, 07/15/2030		150	136
Waste Pro USA
5.500%, 02/15/2026 (A)		713	703
Wrangler Holdco
6.625%, 04/01/2032 (A)		379	377

			12,801

Information Technology — 1.7%
Banff Merger Sub
8.375%, 09/01/2026	EUR	752	804
CDW
4.125%, 05/01/2025		$209	205
Cloud Software Group, Strike Price Fixed
8.250%, 06/30/2032 (A)		1,342	1,368
6.500%, 03/31/2029 (A)		397	381
Coherent
5.000%, 12/15/2029 (A)		145	137
CommScope
8.250%, 03/01/2027 (A)		45	21
7.125%, 07/01/2028 (A)		425	175
6.000%, 03/01/2026 (A)		150	132
CommScope Technologies
6.000%, 06/15/2025 (A)		61	50
5.000%, 03/15/2027 (A)		35	14
Rocket Software
9.000%, 11/28/2028 (A)		434	441
6.500%, 02/15/2029 (A)		556	485
Sabre GLBL
8.625%, 06/01/2027 (A)		317	292
Viasat
7.500%, 05/30/2031 (A)		245	163
6.500%, 07/15/2028 (A)		85	64

			4,732

Materials — 1.3%
Axalta Coating Systems
3.375%, 02/15/2029 (A)		150	134
Baffinland Iron Mines
8.750%, 07/15/2026 (A)		585	527
Cleveland-Cliffs Inc
7.000%, 03/15/2032 (A)		145	143

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	$436	$427
Cornerstone Chemical
10.250%, 09/01/2027 (A)(B)(C)(D)	56	56
15.000%, 12/06/2028 (D)	487	487
Domtar
6.750%, 10/01/2028 (A)	360	321
First Quantum Minerals
9.375%, 03/01/2029 (A)	50	52
8.625%, 06/01/2031 (A)	150	150
Innophos Holdings
9.375%, 02/15/2028 (A)	355	302
Iris Holdings
8.750%, 02/15/2026 (A)	5	4
Mountain Province Diamonds
9.000%, 12/15/2025 (A)(C)(D)	223	218
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)	460	–
Rain Carbon
12.250%, 09/01/2029 (A)	280	301
Rain CII Carbon
7.250%, 04/01/2025 (A)	6	6
Tacora Resources
13.000%, 07/03/2024 (A)(B)(C)(D)	23	24
8.250%, 05/15/2026 (A)(B)(C)	175	86
Tronox
4.625%, 03/15/2029 (A)	355	320

		3,558

Real Estate — 0.7%
Diversified Healthcare Trust
4.750%, 02/15/2028	100	82
4.375%, 03/01/2031	715	521
Service Properties Trust
5.500%, 12/15/2027	255	237
4.375%, 02/15/2030	95	67
3.950%, 01/15/2028	40	34
VICI Properties
4.625%, 06/15/2025 (A)	641	632
3.500%, 02/15/2025 (A)	454	448

		2,021

Utilities — 1.3%
Vistra Operations
5.625%, 02/15/2027 (A)	90	88
5.500%, 09/01/2026 (A)	55	54
5.125%, 05/13/2025 (A)	536	533
3.550%, 07/15/2024 (A)	2,941	2,938

		3,613

Total Corporate Obligations
(Cost $82,081) ($ Thousands)		77,132

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 24.3%

Communication Services — 2.9%
AVAYA Inc *(C)(D)	14,995	$98
Comcast Corp, Cl A	15,839	620
Endeavor Group Holdings, Cl A	47,616	1,287
ROBLOX Corp, Cl A *	51,257	1,907
Snap Inc, Cl A *	37,359	621
TKO Group Holdings Inc, Cl A	31,959	3,451
Windstream Services *	11,015	139

		8,123
Consumer Discretionary — 3.2%
ADT Inc	12,944	98
Aquity Holdings Inc *(D)	3,945	1
Caesars Entertainment Inc *	2,534	101
Dick's Sporting Goods Inc	4,251	913
Everi Holdings Inc *	17,395	146
Golden Entertainment Inc	5,445	169
Guitar Center *(C)(D)	2,167	263
Las Vegas Sands Corp	14,051	622
Monitronics International *(D)	443	7
Penn Entertainment Inc *	119,155	2,306
Rent the Runway, Cl A *	–	—
RH *	6,682	1,633
Sabre Corp *	133,461	356
Shake Shack Inc, Cl A *	16,068	1,446
VF Corp	44,404	600
WeWork Inc (D)	13,016	154

		8,815
Energy — 2.0%
Diamondback Energy Inc, Cl A	12,288	2,460
Nabors Industries Ltd *	713	51
Parker Drilling Co *(D)	4,414	57
San Juan Basin Royalty Trust	187,303	761
Transocean Ltd *	397,223	2,125

		5,454
Financials — 0.3%
Copper Property CTL Pass Through Trust (D)	16,286	148
LendingTree Inc *	3,314	138
Marqeta Inc, Cl A *	47,477	260
New York Community Bancorp Inc	80,011	258
Oscar Health Inc, Cl A *	9,272	147

		951
Health Care — 0.5%
Carestream Health Holdings Inc *(C)(D)	5,876	99
CONMED Corp	3,344	232
Endo *	3,937	109
Envision Healthcare Corp *	28,581	297
GRAIL Inc *	4,377	67
Integra LifeSciences Holdings Corp *	8,410	245
Iovance Biotherapeutics Inc *	4,545	36
Lannett *(C)(D)	15,243	32

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pacira BioSciences Inc *	8,482	$243

		1,360
Industrials — 0.4%
Vestis Corp	96,662	1,182

Information Technology — 5.2%
Applied Optoelectronics Inc *	23,425	194
Bit Digital Inc *	26,500	84
Calix Inc *	25,158	891
Ciena Corp *	19,044	918
Corning Inc, Cl B	25,598	994
Dynatrace Inc *	6,945	311
Entegris Inc	16,729	2,265
Freshworks Inc, Cl A *	75,348	956
Infinera Corp *	168,974	1,029
Sprinklr Inc, Cl A *	186,061	1,790
Terawulf Inc *	25,600	114
Unity Software Inc *	15,353	250
Vishay Intertechnology Inc	106,986	2,386
Workday Inc, Cl A *	1,382	309
Zoom Video Communications Inc, Cl A *	32,673	1,934

		14,425
Materials — 6.0%
Alcoa Corp	58,220	2,316
Arctic Canadian Diamond Company Ltd *(D)	228	39
ATI Inc *	40,818	2,263
Century Aluminum Co *	147,152	2,465
Constellium, Cl A *	117,340	2,212
Cornerstone Chemical *(D)	26,482	500
Freeport-McMoRan Inc, Cl B	48,836	2,373
Libbey Glass Inc. *	1,227	6
Materion Corp	21,835	2,361
Olin Corp	45,083	2,126

		16,661
Real Estate — 2.5%
Healthcare Realty Trust Inc, Cl A ‡	94,463	1,557
Kimco Realty Corp ‡	170,216	3,312
Park Hotels & Resorts Inc ‡	146,520	2,195

		7,064
Utilities — 1.3%
CMS Energy Corp	20,209	1,203
Consolidated Edison Inc	12,917	1,155
PPL Corp	44,418	1,228

		3,586
Total Common Stock
(Cost $65,792) ($ Thousands)		67,621

REGISTERED INVESTMENT COMPANIES — 20.8%
Merger Fund , Cl I *	3,379,483	57,688
Sprott Physical Uranium Trust *	18,067	335

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES (continued)

Total Registered Investment Companies
(Cost $55,684) ($ Thousands)		$58,023

	Face Amount (Thousands)
LOAN PARTICIPATIONS — 4.9%
Acrisure, LLC, Term Loan, 1st Lien
8.944%, Syn LIBOR + 3.500%, 02/15/2027 (E)	$193	193
Arctic Canadian Diamond Company, Ltd, Term Loan, 1st Lien
10.000%, 06/30/2026 (D)	170	170
Asurion, LLC, Term B-9 Loan, 1st Lien
8.708%, 07/31/2027 (E)	171	168
Avaya Inc., Initial Term Loan, 1st Lien
6.844%, CME Term SOFR + 1.500%, 08/01/2028 (E)(G)	655	563
BCP V Everise Acquisition LLC, Term B Loan, 1st Lien
11.335%, 12/14/2029 (D)(E)	320	314
BL Spencer, Term Loan B, 1st Lien
0.000%, 06/25/2031 (F)	330	329
Carestream Health, Inc., Term Loan, 1st Lien
12.909%, CME Term SOFR + 7.500%, 09/30/2027 (E)	650	574
Castle US Holding Corp., Dollar Term B-2 Loan, 1st Lien
9.609%, CME Term SOFR + 4.000%, 01/29/2027 (E)(G)	163	100
Castle US Holding Corp., Initial Dollar Term Loan, 1st Lien
9.359%, CME Term SOFR + 3.750%, 01/29/2027 (E)	197	121
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.935%, CME Term SOFR + 3.500%, 12/17/2026 (E)	119	94
Coopers Hawk Intermediate Holding, LLC, Initial Term Loan, 1st Lien
11.958%, CME Term SOFR + 0.050%, 10/31/2026 (E)	232	224
Diamond Sports Group, LLC, Dip Term Loan, 1st Lien
10.167%, 12/02/2024	44	61
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.944%, CME Term SOFR + 7.500%, 11/23/2026 (D)(E)	153	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Envision Healthcare Operating, Inc., Initial Term Loan
13.578%, CME Term SOFR + 8.250%, 12/30/2027 (E)	$512	$508
Epic Y-Grade, Term B Loan, 1st Lien
11.058%, 06/29/2029	296	295
Flynn Canada Ltd. (Flynn America LP), Initial Term Loan, 1st Lien
9.958%, 07/31/2028	188	185
Global Medical Response Inc., Extended Term Loan, 1st Lien
10.848%, CME Term SOFR + 5.500%, 10/31/2028 (D)(E)	931	900
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, 1st Lien
10.593%, 06/04/2029 (E)	202	201
Hubbard Radio, Term Loan B-EXT, 1st Lien
0.000%, 09/30/2027 (F)	222	176
J.C. Penney Corporation Inc., Term Loan, 1st Lien
5.250%, 06/21/2024 (B)(D)(E)	378	—
Lannett Takeback Exit Term Loan, 1st Lien
2.000%, 06/16/2030 (D)	93	93
Libbey Glass LLC, Incremental Term Loan, 1st Lien
11.974%, CME Term SOFR + 6.500%, 11/22/2027 (E)	445	441
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.926%, CME Term SOFR + 6.500%, 12/31/2026 (E)	1,778	820
LifeScan Global Corporation, Initial Term Loan, 2nd Lien
14.926%, CME Term SOFR + 9.500%, 03/31/2027 (E)	85	5
Mad Engine Term Loan, 1st Lien
12.564%, 07/15/2027	220	166
Magenta Buyer, LLC, Initial Term Loan, 1st Lien
10.591%, CME Term SOFR + 5.000%, 07/27/2028 (E)	1,175	648
Matrix Parent, Inc., Initial Term Loan, 1st Lien
10.459%, CME Term SOFR + 5.000%, 03/01/2029 (E)	609	207
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
11.086%, CME Term SOFR + 5.750%, 08/18/2028 (D)(E)	77	57
10.348%, CME Term SOFR + 4.750%, 08/18/2028 (E)	877	651
Max US Bidco Inc., Initial Term Loan, 1st Lien
10.344%, 10/02/2030	165	156

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mountaineer Merger Corp., Initial Term Loan, 1st Lien
12.588%, CME Term SOFR + 7.000%, 10/26/2028 (E)	$421	$331
Obra TL, 1st Lien
0.000%, 06/21/2029 (D)(F)	325	315
Petco Health and Wellness Co., Inc., Initial Term Loan, 1st Lien
8.846%, CME Term SOFR + 3.250%, 03/03/2028 (E)	161	148
Pinnacle Service Brands, LLC, Initial Term Loan, 1st Lien
13.609%, CME Term SOFR + 8.000%, 03/22/2026 (D)(E)	199	198
Pixelle Specialty, 1st Lien
11.830%, 05/19/2028	238	201
Pixelle, 1st Lien
7.000%, 06/11/2025	14	14
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
9.328%, CME Term SOFR + 4.000%, 09/20/2028 (D)(E)	–	—
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien
15.430%, CME Term SOFR + 10.000%, 03/20/2026 (C)(E)	221	189
Procera Networks, Inc., Initial Term Loan, 1st Lien
10.153%, CME Term SOFR + 4.500%, 10/31/2025 (D)(E)	474	66
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.730%, CME Term SOFR + 4.250%, 02/01/2029 (E)	407	301
Radiology Partners, Inc., Term B Loan, 1st Lien
9.088%, CME Term SOFR + 3.500%, 01/31/2029 (E)(G)	144	136
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.958%, CME Term SOFR + 3.500%, 12/17/2027 (E)	85	76
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.958%, CME Term SOFR + 3.500%, 12/17/2027 (E)	133	119
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
9.694%, CME Term SOFR + 4.250%, 06/30/2028 (E)	230	207
SS&C Technologies Holdings, Inc., Term B-8 Loan, 1st Lien
7.344%, 05/09/2031 (E)	171	171

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SWF Holdings I Corp., Initial Term Loan, 1st Lien
9.458%, CME Term SOFR + 4.000%, 10/06/2028 (E)	$139	$118
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
12.335%, CME Term SOFR + 7.000%, 05/13/2027 (E)	120	117
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.580%, CME Term SOFR + 5.250%, 03/02/2027 (E)(G)	925	859
Tenneco Inc., Term B Loan, 1st Lien
10.426%, 11/17/2028 (E)	268	257
Upstream Newco, Inc., August 2021 Incremental Term Loan, 1st Lien
9.841%, 11/20/2026	20	18
WarHorse Gaming, LLC, Closing Date Term Loan, 1st Lien
14.679%, CME Term SOFR + 9.250%, 06/30/2028 (E)	269	273
Wellful Inc., Initial Term Loan, 1st Lien
11.708%, CME Term SOFR + 6.250%, 04/21/2027 (E)(G)	570	357
WW International, Inc, Initial Term Loan, 1st Lien
8.958%, CME Term SOFR + 3.500%, 04/13/2028 (E)	80	30
Xplornet Communications, Inc., Refinancing Term Loan, 1st Lien
9.571%, CME Term SOFR + 4.000%, 10/02/2028 (B)(E)	843	128
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.458%, CME Term SOFR + 3.000%, 03/09/2027 (E)	409	355

Total Loan Participations
(Cost $16,061) ($ Thousands)		13,554

	Shares
FOREIGN COMMON STOCK — 4.3%

Australia — 1.0%
Burgundy Diamond Mines Ltd *(C)	450,932	54
Lynas Rare Earths *	218,303	865
South32 Ltd	749,498	1,832

		2,751

Belgium — 0.2%
X-Fab Silicon Foundries *	95,718	613

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Canada — 2.2%
Air Canada, Cl A *	9,047	$118
Greenfire Resources *	13,725	93
Greenfire Resources Restricted *(C)	13,407	91
Hudbay Minerals	268,307	2,428
NexGen Energy *	143,981	1,005
West Fraser Timber Co Ltd, Cl O	31,022	2,382

		6,117

Monaco — 0.9%
Scorpio Tankers Inc	29,603	2,406

Norway — 0.0%
OKEA	65,649	149

Total Foreign Common Stock
(Cost $12,379) ($ Thousands)		12,036

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill
5.301%, 09/26/2024 (H)	$1,000	987
U.S. Treasury Notes
4.500%, 05/31/2029	428	431

Total U.S. Treasury Obligations
(Cost $1,416) ($ Thousands)		1,418

MORTGAGE-BACKED SECURITIES — 0.2%
Non-Agency Mortgage-Backed Obligations — 0.2%
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl D
9.666%, TSFR1M + 4.337%, 06/15/2027(A)(E)	245	246
STWD, Ser 2021-FL2, Cl D
8.246%, TSFR1M + 2.914%, 04/18/2038(A)(E)	100	91
STWD, Ser 2021-FL2, Cl E
8.996%, TSFR1M + 3.664%, 04/18/2038(A)(E)	100	89
TRTX, Ser 2021-FL4, Cl D
9.043%, TSFR1M + 3.714%, 03/15/2038(A)(E)	100	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
TRTX, Ser 2021-FL4, Cl E
9.793%, TSFR1M + 4.464%, 03/15/2038(A)(E)	$100	$91

		609
Total Mortgage-Backed Securities
(Cost $644) ($ Thousands)		609

CONVERTIBLE BONDS — 0.2%
Authentic Brands
5.000%, 09/01/2029(C)(D)	32	32
Liberty Interactive
4.000%, 11/15/2029	89	30
3.750%, 02/15/2030	578	197
North Sea Natural Resources
0.000%, 01/23/2028(D)(F)	94	9
0.000%, 01/23/2028(D)(F)	15	2
0.000%, 01/23/2028(D)(F)	7	1
Silver Airways LLC
15.000%, 12/31/2027(D)	762	307

Total Convertible Bonds
(Cost $1,191) ($ Thousands)		578

	Shares
PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.0%
Guitar Center *(C)(D)(F)	39	4

Information Technology — 0.2%
Syniverse *(C)(D)(F)	560,381	543

Total Preferred Stock
(Cost $555) ($ Thousands)		547

	Number of Warrants
WARRANTS — 0.0%
Greenfire RES, Expires 09/20/2028
Strike Price $– *	1,088	2
Guitar Center, Expires 12/22/2070
Strike Price $100.00 *(C)(D)	574	31
Guitar Center, Expires 12/22/2070
Strike Price $160.00 *(C)(D)	574	17
Silver Airways LLC
Strike Price $– *‡‡(D)	–	–
Tacora Resources
Strike Price $– *‡‡(C)(D)	614,882	–

Total Warrants
(Cost $52) ($ Thousands)		50

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENTS — 10.8%
Morgan Stanley Institutional Liquidity Fund Treasury Securities Portfolio, Institutional Share Class
5.140%**	948,046	$948
SEI Daily Income Trust, Government Fund, Institutional Class
5.160%**†	29,101,054	29,101

Total Cash Equivalents
(Cost $30,049) ($ Thousands)		30,049

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $52) ($ Thousands)		14

Total Investments in Securities — 93.9%
(Cost $265,956) ($ Thousands)		$261,631

COMMON STOCK SOLD SHORT— (7.4)%
Communication Services — (0.8)%
Alphabet Inc, Cl A	(1,659)	(302)
Meta Platforms Inc, Cl A	(909)	(459)
Pinterest Inc, Cl A *	(10,456)	(461)
Yelp Inc, Cl A *	(24,471)	(904)

		(2,126)

Consumer Discretionary — (1.5)%
Brinker International Inc *	(8,263)	(598)
Caleres Inc	(26,131)	(878)
Cheesecake Factory Inc/The	(7,606)	(299)
iRobot *	(73,448)	(669)
McDonald's Corp	(2,830)	(721)
Red Rock Resorts Inc, Cl A	(8,435)	(464)
Ulta Beauty Inc *	(1,594)	(615)

		(4,244)

Consumer Staples — (0.1)%
Nu Skin Enterprises Inc, Cl A	(39,149)	(413)

Energy — (0.2)%
Exxon Mobil Corp	(2,677)	(308)
Range Resources Corp	(8,585)	(288)

		(596)

Financials — (1.9)%
Affirm Holdings Inc, Cl A *	(30,701)	(927)
Bank of America Corp	(15,956)	(635)
Capital One Financial Corp	(2,124)	(294)
Evercore Inc, Cl A	(2,317)	(483)
Goldman Sachs Group Inc/The	(1,364)	(617)
Pinnacle Financial Partners Inc	(5,557)	(445)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Runway Growth Finance	(51,435)	$(605)
Synchrony Financial	(6,630)	(313)
TriplePoint Venture Growth BDC	(74,879)	(601)
Upstart Holdings Inc *	(16,384)	(386)

		(5,306)

Industrials — (1.7)%
ArcBest Corp	(5,572)	(597)
Armstrong World Industries Inc	(1,340)	(152)
Caterpillar Inc, Cl A	(2,322)	(773)
Cintas Corp	(432)	(303)
Expeditors International of Washington Inc	(7,013)	(875)
Matson Inc	(7,213)	(945)
Plug Power Inc *	(87,242)	(203)
Terex Corp	(2,595)	(142)
United Rentals Inc	(1,195)	(773)

		(4,763)

Information Technology — (0.3)%
Xerox Holdings Corp	(64,330)	(747)

Materials — (0.4)%
Nucor Corp	(1,815)	(287)
PureCycle Technologies *	(66,396)	(393)
Steel Dynamics Inc	(2,377)	(308)

		(988)

Real Estate — (0.5)%
Lamar Advertising Co, Cl A	(11,164)	(1,334)

Total Common Stock Sold Short
(Proceeds $20,194) ($ Thousands)		(20,517)

	Face Amount (Thousands)
CORPORATE OBLIGATIONS SOLD SHORT — (3.5)%
Communication Services — (0.3)%
CCO Holdings
6.375%, 09/01/2029 (A)	$(200)	(190)
5.000%, 02/01/2028 (A)	(304)	(284)
4.750%, 03/01/2030 (A)	(300)	(260)
		(734)
Consumer Discretionary — (0.8)%
Caesars Entertainment
4.625%, 10/15/2029 (A)	(810)	(743)
Dana
5.625%, 06/15/2028	(335)	(325)
Hanesbrands
9.000%, 02/15/2031 (A)	(575)	(602)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS SOLD SHORT (continued)
Newell Brands
6.625%, 09/15/2029	$(155)	$(152)
6.375%, 09/15/2027	(155)	(153)
Tempur Sealy International
4.000%, 04/15/2029 (A)	(245)	(221)
3.875%, 10/15/2031 (A)	(115)	(96)
		(2,292)
Energy — (0.1)%
Nabors Industries
9.125%, 01/31/2030 (A)	(294)	(305)

Health Care — (0.2)%
Fortrea Holdings
7.500%, 07/01/2030 (A)	(568)	(564)

Industrials — (1.1)%
3M MTN
3.375%, 03/01/2029	(479)	(444)
ACCO Brands
4.250%, 03/15/2029 (A)	(355)	(318)
Alta Equipment Group
9.000%, 06/01/2029 (A)	(415)	(385)
CoreLogic
4.500%, 05/01/2028 (A)	(345)	(313)
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)	(470)	(487)
Madison IAQ
5.875%, 06/30/2029 (A)	(200)	(186)
4.125%, 06/30/2028 (A)	(202)	(188)
Rand Parent
8.500%, 02/15/2030 (A)	(205)	(208)
Windsor Holdings III
8.500%, 06/15/2030 (A)	(604)	(630)
		(3,159)
Materials — (0.6)%
Compass Minerals International
6.750%, 12/01/2027 (A)	(549)	(525)
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	(305)	(286)
4.875%, 05/01/2028 (A)	(570)	(530)
Scotts Miracle-Gro
4.500%, 10/15/2029	(378)	(345)
		(1,686)
Real Estate — (0.4)%
Service Properties Trust
8.375%, 06/15/2029	(770)	(757)
4.950%, 02/15/2027	(210)	(191)
		(948)
Total Corporate Obligations Sold Short
(Proceeds $9,584) ($ Thousands)		(9,688)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT— (1.0)%
Germany — (0.4)%
Demant *	(24,004)	$(1,053)

Switzerland — (0.5)%
Logitech International	(13,023)	(1,262)
On Holding, Cl A *	(7,819)	(303)

		(1,565)

Thailand — (0.1)%
Fabrinet *	(1,247)	(306)

Total Foreign Common Stock Sold Short
(Proceeds $2,521) ($ Thousands)		(2,924)

REGISTERED INVESTMENT COMPANIES — (0.9)%
iShares Russell 2000 ETF	(5,988)	(1,215)
SPDR S&P 500 ETF Trust	(2,279)	(1,240)

Total Registered Investment Companies
(Proceeds $2,438) ($ Thousands)		(2,455)

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION SOLD SHORT — (0.5)%
U.S. Treasury Notes
4.500%, 05/31/2029	$(1,392)	(1,401)

Total U.S. Treasury Obligation Sold Short
(Proceeds $1,393) ($ Thousands)		(1,401)

Total Investments Sold Short — (13.3)%
(Proceeds $36,130) ($ Thousands)		$(36,985)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $14) ($ Thousands)		$(2)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund (Continued)

A list of open exchange traded options contracts for the Fund at June 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
New Fortress Energy Inc	38	$83	$21.00	7/20/2024	$3
New Fortress Energy Inc	33	73	19.00	8/17/2024	3
New Fortress Energy Inc	24	53	18.00	8/17/2024	2
S&P 500 Index	3	1,638	5,000.00	8/17/2024	3
S&P 500 Index	3	1,638	5,050.00	7/20/2024	1
Tesla Inc	25	495	110.00	10/19/2024	2
Tesla Inc	8	158	135.00	8/17/2024	–

Total Purchased Options		$4,138			$14
WRITTEN OPTIONS — 0.0%
Put Options
S&P 500 Index	(3)	$(1,638)	4,750.00	07/20/2024	$–
S&P 500 Index	(3)	(1,638)	4,700.00	08/17/2024	(1)
Tesla Inc	(8)	(158)	95.00	08/17/2024	–
Tesla Inc	(25)	(495)	80.00	10/19/2024	(1)

Total Written Options		$(3,929)			$(2)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/25/24	EUR	101	USD	109	$1
Barclays PLC	07/25/24	GBP	105	USD	131	(1)
Barclays PLC	07/25/24	USD	109	EUR	101	—
Barclays PLC	07/25/24	USD	134	GBP	105	(1)
Barclays PLC	09/12/24	AUD	138	USD	91	(1)
BNYMellon	09/18/24	USD	43	CAD	58	—
BNYMellon	09/18/24	CAD	216	USD	158	—
BNYMellon	09/18/24	EUR	764	USD	831	8
						$6

A list of open centrally cleared swap agreements held by the Fund at June 30, 2024, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.HY.42 500	5.00%	Quarterly	06/20/2029	$930	$(59)	$(61)	$2
CDX.IG.42 100	1.00%	Quarterly	06/20/2029	13,863	(286)	(286)	–
CDX.IG.42 100	1.00%	Quarterly	06/20/2029	1,392	(29)	(30)	1
CDX.IG.42 100	1.00%	Quarterly	06/20/2029	1,130	(23)	(25)	2
TOL 100	1.00%	Quarterly	06/20/2029	651	(2)	(1)	(1)
TOL 100	1.00%	Quarterly	06/20/2029	326	(1)	–	(1)
TOL 100	1.00%	Quarterly	06/20/2029	656	(3)	(1)	(2)
					$(403)	$(404)	$1

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Strategy Alternative Fund (Concluded)

Percentages are based on Net Assets of $278,727 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $60,474 ($ Thousands), representing 21.7% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)

Security considered restricted, excluding 144A. The total market value of such securities as of June 30, 2024 was $1,860 ($ Thousands) and represented 0.7% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	No interest rate available.
(G)	Unsettled bank loan. Interest rate may not be available.
(H)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$92,197	$344,118	$(407,214)	$—	$—	$29,101	$2,167	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at June 30, 2024, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Audacy Capital	$335	3/12/2021	$236	$12
Audacy Capital	220	4/24/2019	140	7
Chesapeake Energy Corp	170	2/12/2021	–	4
Cornerstone Chemical	56	3/15/2023	58	56
Mountain Province Diamonds	223	12/16/2022	219	218
Tacora Resources	23	5/24/2023	23	24
Tacora Resources	175	5/7/2021	188	86
Common Stock
AVAYA Inc	14,995	5/5/2023	224	98
Carestream Health Holdings Inc	5,876	9/30/2022	113	99
Guitar Center	2,167	1/8/2021	275	263
Lannett	15,243	7/6/2023	9	32
Loan Participations
Premier Brands Group Holdings LLC, Initial Loan, 1st Lien	221	3/21/2019	199	189
Foreign Common Stock
Burgundy Diamond Mines Ltd	450,932	7/21/2023	75	54
Greenfire Resources Restricted	13,407	9/21/2023	135	91
Convertible Bond
Authentic Brands	32	9/21/2023	1	32
Preferred Stock
Guitar Center	39	1/8/2021	4	4
Syniverse	560,381	5/13/2022	551	543
Warrant
Guitar Center	1,148	1/8/2021	52	48
Tacora Resources	614,882	5/24/2023	–	–
			$2,502	$1,860

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Liquid Alternative Fund

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3-Month SOFR	267	Dec-2025	$64,170	$64,100	$(70)
AUD USD Currency	182	Sep-2024	12,134	12,163	29
CAD Currency	126	Sep-2024	9,212	9,223	11
Euro FX	171	Sep-2024	23,044	22,983	(61)
MSCI EAFE Index	327	Sep-2024	38,195	38,312	117
MSCI Emerging Markets	342	Sep-2024	18,470	18,608	138
NASDAQ 100 Index E-MINI	35	Sep-2024	13,936	13,948	12
Russell 2000 Index E-MINI	59	Sep-2024	5,976	6,091	115
S&P Mid Cap 400 Index E-MINI	36	Sep-2024	10,531	10,649	118
U.S. Dollar Index	446	Sep-2024	46,481	47,073	592
			242,149	243,150	1,001
Short Contracts
Japanese Yen	(640)	Sep-2024	$(51,687)	$(50,340)	$1,347
S&P 500 Index E-MINI	(46)	Sep-2024	(12,760)	(12,699)	61
U.S. 10-Year Treasury Note	(344)	Sep-2024	(37,397)	(37,834)	(437)
U.S. Long Treasury Bond	(389)	Sep-2024	(45,137)	(46,024)	(887)
			(146,981)	(146,897)	84
			$95,168	$96,253	$1,085

Percentages are based on Net Assets of $208,447 ($ Thousands).

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 48.3%
U.S. Treasury Bills
5.303%, 11/14/2024 ^(A)		$136,194	$133,540
5.300%, 08/15/2024 ^(A)		68,325	67,877
5.293%, 09/12/2024 ^(A)		35,000	34,628
5.278%, 12/12/2024 ^(A)		2,919	2,851
5.277%, 12/26/2024 ^(A)		27,021	26,338
5.267%, 09/19/2024 (A)		80,000	79,073
5.256%, 10/10/2024 ^(A)		22,045	21,724
5.177%, 08/08/2024 ^(A)		53,729	53,432
0.000%, 12/05/2024 (A)		90,000	87,984
U.S. Treasury Inflation Protected Securities
2.375%, 10/15/2028		9,827	9,956
2.125%, 04/15/2029		5,373	5,379
1.750%, 01/15/2034		7,854	7,621
1.375%, 07/15/2033		11,047	10,431
1.375%, 02/15/2044		673	576
1.250%, 04/15/2028		12,649	12,216
1.125%, 01/15/2033		6,316	5,843
1.000%, 02/15/2046		1,191	929
1.000%, 02/15/2049		3,738	2,838
0.750%, 07/15/2028		4,372	4,154
0.750%, 02/15/2045		999	748
0.625%, 07/15/2032		11,979	10,740
0.625%, 02/15/2043		682	512
0.500%, 01/15/2028		2,542	2,396
0.375%, 07/15/2025		2,644	2,578
0.375%, 01/15/2027		2,596	2,468
0.250%, 01/15/2025		662	648
0.250%, 07/15/2029		2,452	2,251
0.250%, 02/15/2050		366	223
0.125%, 07/15/2024		2,641	2,639
0.125%, 10/15/2025		2,417	2,337
0.125%, 04/15/2026		2,391	2,284
0.125%, 07/15/2026		1,308	1,250
0.125%, 07/15/2030		11,985	10,723
0.125%, 01/15/2031		11,924	10,525
0.125%, 07/15/2031		12,518	10,991
0.125%, 01/15/2032		13,121	11,359

Total U.S. Treasury Obligations
(Cost $647,358) ($ Thousands)			642,062

SOVEREIGN DEBT — 11.5%

Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030	EUR	10,871	11,631
0.100%, 04/15/2026		2,145	2,242
0.100%, 04/15/2033		6,611	6,877
0.100%, 04/15/2046		1,535	1,507

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
French Republic Government Bond OAT
3.400%, 07/25/2029(B)	EUR	751	$892
1.800%, 07/25/2040(B)		718	833
0.700%, 07/25/2030(B)		3,608	3,816
0.100%, 03/01/2026(B)		1,140	1,194
0.100%, 03/01/2028(B)		2,397	2,452
0.100%, 03/01/2029(B)		18,458	18,945
0.100%, 07/25/2031(B)		9,570	9,663
0.100%, 03/01/2032(B)		6,746	6,708
0.100%, 03/01/2036(B)		8,664	8,207
0.100%, 07/25/2038(B)		1,175	1,082
0.100%, 07/25/2047(B)		1,422	1,179
Italy Buoni Poliennali Del Tesoro
2.550%, 09/15/2041(B)		1,077	1,194
2.350%, 09/15/2024(B)		1,261	1,351
2.350%, 09/15/2035(B)		1,125	1,240
1.300%, 05/15/2028(B)		618	652
1.250%, 09/15/2032(B)		2,507	2,565
0.650%, 05/15/2026		295	309
0.400%, 05/15/2030(B)		1,797	1,776
0.150%, 05/15/2051(B)		601	388
Korea International Bond
2.750%, 01/19/2027^		$1,000	950
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	500	2,158
2.500%, 07/17/2024		340	1,658
2.000%, 01/26/2035		932	2,890
1.250%, 11/22/2032		6,738	9,055
1.250%, 11/22/2055		1,602	1,969
0.750%, 11/22/2033		3,103	3,976
0.750%, 03/22/2034		8,123	10,356
0.250%, 03/22/2052		1,909	1,785
0.125%, 03/22/2026		2,236	2,797
0.125%, 08/10/2028		3,861	4,837
0.125%, 03/22/2029		6,486	8,079
0.125%, 08/10/2031		3,934	4,891
0.125%, 03/22/2044		794	802
0.125%, 03/22/2046		2,987	2,915
0.125%, 08/10/2048		2,802	2,645
0.125%, 03/22/2058		4,514	3,853
0.125%, 11/22/2065		813	653
0.125%, 03/22/2068		771	609

Total Sovereign Debt
(Cost $166,314) ($ Thousands)			153,581

	Shares
FOREIGN COMMON STOCK — 3.8%

Australia — 0.1%
Ampol Ltd		3,171	68
APA Group		26,821	143
Aristocrat Leisure Ltd		3,212	107
ASX Ltd		1,383	55

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Aurizon Holdings Ltd	21,309	$52
BlueScope Steel Ltd	3,194	44
Brambles Ltd	4,589	44
Cochlear Ltd	247	55
Coles Group Ltd	12,289	140
Computershare Ltd	681	12
CSL Ltd	81	16
Dexus ‡	7,723	33
Endeavour Group Ltd/Australia	7,582	26
Glencore PLC	9,290	53
Goodman Group ‡	501	12
Insurance Australia Group Ltd	20,132	96
Lottery Corp Ltd/The	30,312	103
Origin Energy Ltd	9,571	69
Qantas Airways Ltd *	8,953	35
Ramsay Health Care Ltd	2,924	93
Rio Tinto PLC	1,750	115
Santos Ltd	15,287	78
Suncorp Group Ltd	7,008	81
Telstra Group Ltd, Cl B	45,924	111
Vicinity Ltd ‡	25,145	31
Washington H Soul Pattinson & Co Ltd	771	17
Westpac Banking Corp	1,983	36
Woodside Energy Group Ltd	2,545	48
Woolworths Group Ltd	6,248	141
Xero Ltd *	943	86

		2,000

Austria — 0.1%
Erste Group Bank AG	3,074	146
OMV AG	5,000	218
Verbund AG	3,687	291
voestalpine AG	7,681	207

		862

Belgium — 0.1%
Ageas SA/NV	1,537	70
Anheuser-Busch InBev SA/NV	1,386	80
Argenx SE *	312	137
D'ieteren Group	920	195
Elia Group SA/NV	2,353	221
Lotus Bakeries	4	41
Syensqo SA	1,000	90
UCB SA, Cl A	1,076	160
Umicore SA	2,473	37

		1,031

Brazil — 0.0%
Yara International ASA	560	16

Canada — 0.3%
Agnico Eagle Mines Ltd	1,381	90
Alimentation Couche-Tard Inc	481	27

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
AltaGas Ltd	1,810	$41
ARC Resources Ltd	6,202	111
Bank of Nova Scotia/The, Cl C	1,239	57
Barrick Gold Corp	806	13
Brookfield Asset Management Ltd, Cl A	336	13
Brookfield Corp, Cl A	1,346	56
Cameco Corp	2,338	115
Canadian Natural Resources Ltd	1,904	68
Canadian Pacific Kansas City Ltd	398	31
Canadian Tire Corp Ltd, Cl A	894	89
Canadian Utilities Ltd, Cl A	4,850	105
CCL Industries Inc, Cl B	2,082	109
CGI Inc, Cl A *	844	84
Constellation Software Inc/Canada	28	81
Dollarama Inc	691	63
Empire Co Ltd, Cl A	4,984	127
Enbridge Inc	4,791	170
Fairfax Financial Holdings Ltd	25	28
First Quantum Minerals Ltd (Canada)	2,143	28
FirstService Corp	514	78
Franco-Nevada Corp	892	106
George Weston Ltd	427	61
Hydro One Ltd	936	27
iA Financial Corp Inc	1,313	82
IGM Financial Inc	1,781	49
Imperial Oil Ltd	2,660	181
Keyera Corp	3,731	103
Kinross Gold Corp	5,596	47
Loblaw Cos Ltd	548	64
Magna International Inc, Cl A	1,520	64
Manulife Financial Corp	3,345	89
Metro Inc/CN, Cl A	956	53
Northland Power Inc	5,821	100
Nutrien Ltd	1,332	68
Open Text Corp	2,952	89
Parkland Corp	2,823	79
Pembina Pipeline Corp, Cl Common Subs. Receipt	4,545	169
Quebecor Inc, Cl B	3,150	67
RB Global Inc	674	51
Royal Bank of Canada	1,147	122
Saputo Inc	4,704	106
Shopify Inc, Cl A *	272	18
Suncor Energy Inc	5,194	198
TC Energy Corp	4,836	183
Teck Resources Ltd, Cl B	778	37
Toronto-Dominion Bank/The	1,857	102
Tourmaline Oil Corp	3,283	149
Wheaton Precious Metals Corp	696	37

		4,085

China — 0.0%
Sands China Ltd *	36,800	77

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Wilmar International Ltd	138,500	$317

		394

Denmark — 0.1%
AP Moller - Maersk A/S, Cl A	13	22
Carlsberg AS, Cl B	1,522	183
Danske Bank A/S	4,024	120
DSV A/S	121	18
Novo Nordisk A/S, Cl B	498	72
Novonesis (Novozymes) B, Cl B	5,393	330
Orsted AS *	4,143	221
Pandora A/S	852	129
Tryg A/S	2,801	61

		1,156

Finland — 0.1%
Elisa Oyj	4,930	226
Fortum Oyj	14,020	205
Kesko Oyj, Cl B	6,378	112
Kone Oyj, Cl B	1,311	65
Neste Oyj	6,098	109
Nokia Oyj	50,517	193
Orion Oyj, Cl B	5,601	239
Stora Enso Oyj, Cl R	1,698	23
UPM-Kymmene Oyj, Cl V	408	14
Wartsila OYJ Abp	4,133	80

		1,266

France — 0.2%
Accor SA	1,293	53
Aeroports de Paris SA, Cl A	373	45
Air Liquide SA	959	166
Arkema SA	736	64
BioMerieux	1,345	128
Bollore SE	12,211	72
Bouygues SA	1,360	44
Capgemini SE	565	112
Carrefour SA	6,251	88
Cie Generale des Etablissements Michelin SCA	1,899	74
Danone SA	1,033	63
Dassault Systemes SE	3,662	139
Edenred SE	1,730	73
Eiffage SA	687	63
Engie SA	13,694	196
Eurazeo SE	468	37
Euronext NV	536	50
Gecina SA ‡	323	30
Getlink SE	4,624	77
Hermes International SCA	44	101
Ipsen SA	736	90
Kering SA	119	43
La Francaise des Jeux SAEM	1,007	34

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
L'Oreal SA	44	$19
LVMH Moet Hennessy Louis Vuitton SE	84	64
Orange SA	20,582	206
Pernod Ricard SA	584	79
Publicis Groupe SA	663	71
Remy Cointreau SA	674	56
Renault SA	1,557	80
Sanofi SA	1,063	102
Sartorius Stedim Biotech	359	59
Sodexo SA	477	43
STMicroelectronics NV	2,074	82
Teleperformance SE	223	24
Thales SA, Cl A	220	35
TotalEnergies SE	5,627	376
Unibail-Rodamco-Westfield ‡	187	15
Veolia Environnement SA	3,097	93
Vinci SA	720	76
Vivendi SE	7,724	81

		3,403

Germany — 0.2%
adidas AG	198	47
Allianz SE	347	96
BASF SE	930	45
Bayerische Motoren Werke AG	600	57
Bechtle AG	2,372	112
Beiersdorf AG	1,148	168
Brenntag SE	810	55
Carl Zeiss Meditec AG	84	6
Commerzbank AG	866	13
Covestro AG *	333	20
Deutsche Boerse AG	198	41
Deutsche Telekom AG	6,455	162
E.ON SE	15,120	199
Fresenius Medical Care AG	725	28
Heidelberg Materials AG	141	15
Henkel AG & Co KGaA	2,041	161
Infineon Technologies AG	2,515	92
Knorr-Bremse AG	603	46
Merck KGaA	510	85
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274	137
Puma SE	744	34
QIAGEN NV	1,194	49
Rheinmetall AG	95	48
RWE AG	3,800	130
Scout24 SE	3,437	262
Siemens Healthineers AG	519	30
Symrise AG, Cl A	1,058	130
Vonovia SE	1,664	47
Zalando SE *	1,399	33

		2,348

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Hong Kong — 0.1%
AIA Group Ltd	6,600	$45
CK Asset Holdings Ltd	5,931	22
CK Hutchison Holdings Ltd	18,208	87
CK Infrastructure Holdings Ltd	18,000	102
Futu Holdings Ltd ADR *	279	18
Galaxy Entertainment Group Ltd	23,000	107
HKT Trust & HKT Ltd	406,000	456
Hong Kong & China Gas Co Ltd	187,999	143
Power Assets Holdings Ltd	15,974	87
Sino Land Co Ltd	28,000	29
SITC International Holdings Co Ltd	6,000	16
Swire Properties Ltd	18,400	29
Techtronic Industries Co Ltd	4,001	46
WH Group Ltd	655,829	432
Wharf Holdings	25,000	70

		1,689

Ireland — 0.0%
AIB Group PLC	21,728	115
Bank of Ireland Group PLC	12,097	127
Kerry Group PLC, Cl A	2,791	226
Kingspan Group PLC	2,219	189

		657

Israel — 0.0%
Azrieli Group Ltd	746	44
Check Point Software Technologies Ltd *	104	17
Elbit Systems Ltd	1,573	275
ICL Group Ltd	38,589	166
Nice Ltd *	111	19
Teva Pharmaceutical Industries Ltd ADR *	16,269	264
Wix.com Ltd *	264	42

		827

Italy — 0.1%
Amplifon SpA	633	23
Davide Campari-Milano NV	21,442	203
DiaSorin SpA	130	13
Eni SpA	3,134	48
FinecoBank Banca Fineco SpA	4,628	69
Infrastrutture Wireless Italiane SpA	10,607	111
Nexi SpA *	2,656	16
Poste Italiane SpA	8,102	103
Prysmian SpA	1,571	97
Recordati Industria Chimica e Farmaceutica SpA	2,099	110
Snam SpA	6,697	30
Telecom Italia SpA/Milano *	322,664	77
Terna - Rete Elettrica Nazionale	19,352	150

		1,050

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Japan — 1.0%
Advantest Corp	800	$32
Aeon Co Ltd, Cl H	5,400	115
Aisin Corp	1,500	49
Ajinomoto Co Inc	1,000	35
ANA Holdings Inc	3,500	65
Asahi Group Holdings Ltd	2,400	85
Astellas Pharma Inc	8,200	81
Bandai Namco Holdings Inc	4,500	88
Brother Industries Ltd	9,300	164
Canon Inc	5,200	141
Capcom Co Ltd	8,200	155
Central Japan Railway Co	3,000	65
Chiba Bank Ltd/The, Cl B	7,300	65
Chubu Electric Power Co Inc	24,700	292
Chugai Pharmaceutical Co Ltd	2,500	89
Concordia Financial Group Ltd	15,100	89
Dai Nippon Printing Co Ltd	3,300	111
Daifuku Co Ltd	2,100	39
Dai-ichi Life Holdings Inc	2,300	61
Daiichi Sankyo Co Ltd	3,800	130
Daito Trust Construction Co Ltd	900	93
Daiwa House Industry Co Ltd	1,300	33
Dentsu Group Inc	7,800	197
Disco Corp	100	38
East Japan Railway Co	3,600	60
Eisai Co Ltd	2,000	82
ENEOS Holdings Inc	64,000	329
Fast Retailing Co Ltd	2	1
FUJIFILM Holdings Corp	6,300	147
Fujitsu Ltd	5,000	78
Hankyu Hanshin Holdings Inc	3,600	96
Hitachi Construction Machinery Co Ltd	1,300	35
Honda Motor Co Ltd	6,100	65
Hoya Corp	800	93
Ibiden Co Ltd	1,500	61
Idemitsu Kosan Co Ltd	43,790	284
Inpex Corp	17,200	253
Isuzu Motors	9,200	122
Japan Airlines Co Ltd	5,500	87
Japan Post Bank Co Ltd	1,400	13
Japan Real Estate Investment Corp ‡	12	38
Japan Tobacco Inc	6,700	181
JFE Holdings Inc	5,400	78
Kansai Electric Power Co Inc/The	15,400	259
Kao Corp	2,400	97
KDDI Corp	10,000	264
Kikkoman Corp	14,600	169
Kintetsu Group Holdings Co Ltd	4,000	87
Kirin Holdings Co Ltd	8,900	115
Kobe Bussan Co Ltd	4,100	91
Koito Manufacturing Co Ltd	900	12
Komatsu Ltd	1,200	35

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Konami Group Corp	2,400	$173
Kubota Corp	3,100	43
Kyocera Corp	12,000	138
Kyowa Kirin Co Ltd	6,400	109
Lasertec Corp	200	45
LY Corp	39,800	96
M3 Inc	3,400	32
Marubeni Corp	2,000	37
MatsukiyoCocokara & Co	3,300	47
Mazda Motor	7,800	75
MEIJI Holdings Co Ltd	4,800	104
Mitsubishi Chemical Group Corp, Cl B	11,400	63
Mitsubishi Heavy Industries	5,300	57
Mitsui Fudosan Co Ltd	7,500	68
MonotaRO Co Ltd	3,800	45
NEC Corp	900	74
Nexon Co Ltd	5,300	98
Nintendo Co Ltd	3,040	162
Nippon Building Fund Inc ‡	13	46
Nippon Paint Holdings Co Ltd	5,400	35
Nippon Prologis REIT Inc ‡	40	62
Nippon Sanso Holdings Corp	2,600	77
Nippon Steel Corp	2,100	44
Nippon Telegraph & Telephone Corp	126,300	119
Nippon Yusen KK	1,200	35
Nissan Chemical Corp	2,400	76
Nissan Motor Co Ltd	4,600	16
Nissin Foods Holdings Co Ltd	6,000	152
Nitori Holdings Co Ltd	600	63
Nitto Denko	300	24
Nomura Holdings Inc	12,000	69
Nomura Real Estate Holdings Inc	700	18
Nomura Real Estate Master Fund Inc ‡	44	39
Nomura Research Institute Ltd	2,400	67
NTT Data Group Corp	5,300	78
Obic Co Ltd	500	64
Olympus Corp	3,600	58
Omron Corp, Cl JP	1,100	38
Ono Pharmaceutical Co Ltd	7,100	97
Oracle Corp Japan	1,500	104
Oriental Land Co Ltd/Japan	3,000	84
ORIX Corp	500	11
Osaka Gas Co Ltd	21,100	465
Otsuka Corp	6,200	119
Otsuka Holdings Co Ltd	3,200	135
Pan Pacific International Holdings Corp	1,900	44
Panasonic Holdings Corp	10,200	84
Rakuten Group Inc *	7,600	39
Renesas Electronics Corp	1,800	34
Ricoh Co Ltd	6,500	56
Rohm Co Ltd	3,500	47
SBI Holdings Inc	2,400	61
SCREEN Holdings Co Ltd	400	36

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
SCSK Corp	4,600	$92
Secom Co Ltd	1,100	65
Seiko Epson Corp	2,400	37
Seven & i Holdings Co Ltd	4,600	56
SG Holdings Co Ltd	8,000	74
Shimadzu Corp	2,300	58
Shimano Inc	400	62
Shin-Etsu Chemical Co Ltd, Cl A	1,500	58
Shionogi & Co Ltd	2,200	86
Shiseido Co Ltd	1,900	54
Shizuoka Financial Group Inc	12,000	115
SoftBank Corp	18,300	223
SoftBank Group Corp	1,200	78
Sompo Holdings Inc	600	13
Sony Group Corp	800	68
Subaru Corp	3,700	78
SUMCO Corp	4,600	66
Sumitomo Metal Mining Co Ltd	1,000	30
Suntory Beverage & Food Ltd	1,600	57
Sysmex Corp	3,000	48
T&D Holdings Inc	4,600	80
Taisei Corp	1,900	70
Takeda Pharmaceutical Co Ltd	4,318	112
TDK Corp	1,900	117
Terumo Corp	5,600	92
TIS Inc	3,900	76
Toho Co Ltd/Tokyo	4,200	123
Tokio Marine Holdings Inc	400	15
Tokyo Electric Power Co Holdings Inc *	30,700	165
Tokyo Gas Co Ltd	20,400	438
Tokyu Corp	7,000	77
Toray Industries Inc	10,000	47
Toyota Industries Corp	700	59
Toyota Motor Corp	400	8
Trend Micro Inc/Japan	800	32
Unicharm Corp	2,100	67
West Japan Railway Co	6,800	127
Yakult Honsha Co Ltd	4,200	75
Yamato Holdings Co Ltd	4,800	53
Yaskawa Electric Corp	1,400	50
Yokogawa Electric Corp	3,700	89
ZOZO Inc	1,800	45

		13,041

Jordan — 0.0%
Hikma Pharmaceuticals PLC	6,315	151

Luxembourg — 0.0%
Eurofins Scientific SE	1,650	82

Netherlands — 0.1%
ABN AMRO Bank NV GDR	1,050	17
Adyen NV *	10	12

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Aegon Ltd	14,434	$89
Akzo Nobel NV	725	44
ArcelorMittal SA	2,187	50
ASM International NV	48	37
ASML Holding NV	39	40
BE Semiconductor Industries NV	181	30
DSM-Firmenich AG	490	56
Heineken NV	97	10
ING Groep NV	949	16
Koninklijke Ahold Delhaize NV	1,403	42
Koninklijke KPN NV	43,321	166
Koninklijke Philips NV *	10,297	260
OCI NV	1,649	40
Prosus NV	5,442	194
Randstad NV	360	16
Universal Music Group NV	2,634	79
Wolters Kluwer NV	188	31

		1,229

New Zealand — 0.1%
Auckland International Airport Ltd	38,429	179
Fisher & Paykel Healthcare Corp Ltd	8,480	155
Mercury NZ Ltd	14,943	60
Meridian Energy Ltd	20,866	80
Spark New Zealand Ltd	141,542	359

		833

Norway — 0.1%
Aker BP ASA	3,843	98
Equinor ASA	6,962	199
Gjensidige Forsikring ASA	3,339	60
Kongsberg Gruppen ASA	3,303	270
Mowi ASA	1,394	23
Norsk Hydro ASA	9,750	61
Orkla ASA	5,215	43
Telenor ASA	13,859	158

		912

Portugal — 0.1%
EDP - Energias de Portugal SA	56,709	213
Galp Energia SGPS SA	26,968	570
Jeronimo Martins SGPS SA	13,817	270

		1,053

Singapore — 0.1%
CapitaLand Ascendas REIT ‡	28,900	54
CapitaLand Investment Ltd/Singapore	15,100	30
Genting Singapore Ltd	255,800	163
Jardine Matheson Holdings Ltd	464	16
Oversea-Chinese Banking Corp Ltd	4,100	44
Sea Ltd ADR *	1,760	126
Sembcorp Industries Ltd	70,100	249
Singapore Exchange Ltd	7,100	50

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Singapore Technologies Engineering Ltd	26,600	$85
Singapore Telecommunications Ltd	84,900	172

		989

South Korea — 0.0%
Delivery Hero SE, Cl A *	1,113	26

Spain — 0.1%
Acciona SA	69	8
ACS Actividades de Construccion y Servicios SA	893	39
Aena SME SA	179	36
Amadeus IT Group SA, Cl A	799	53
CaixaBank SA	13,416	71
Cellnex Telecom SA	1,288	42
EDP Renovaveis SA	11,970	167
Endesa SA	1,229	23
Grifols SA *	16,406	138
Iberdrola SA	1,071	14
Industria de Diseno Textil SA	1,828	91
Repsol SA, Cl A	25,048	396
Telefonica SA	41,335	175

		1,253

Sweden — 0.1%
Atlas Copco AB, Cl A	1,380	26
Boliden AB	2,335	75
Epiroc AB, Cl A	1,094	22
EQT AB	941	28
Essity AB, Cl B	6,820	175
Evolution AB	165	17
Getinge AB, Cl B	3,429	58
Hexagon AB, Cl B	10,325	117
Holmen AB, Cl B	259	10
Nibe Industrier AB, Cl B	3,304	14
Sagax AB, Cl B	501	13
Skandinaviska Enskilda Banken AB, Cl A	5,484	81
SKF AB, Cl B	1,337	27
Svenska Cellulosa AB SCA, Cl B	1,231	18
Svenska Handelsbanken AB, Cl A	7,194	69
Swedish Orphan Biovitrum AB *	5,208	139
Tele2 AB, Cl B	7,288	73
Telefonaktiebolaget LM Ericsson, Cl B	24,467	152
Telia Co AB	26,853	72

		1,186

Switzerland — 0.3%
ABB Ltd	876	49
Adecco Group AG	1,187	39
Alcon Inc	637	57
Avolta AG	1,679	65
Bachem Holding AG, Cl B	604	55
Baloise Holding AG	496	87

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Barry Callebaut AG	104	$169
BKW AG	3,038	485
Chocoladefabriken Lindt & Spruengli AG	1	116
Cie Financiere Richemont SA, Cl A	745	116
Clariant AG	5,826	92
Givaudan SA	26	123
Holcim AG	578	51
Logitech International SA	2,356	228
Lonza Group AG	52	28
Nestle SA	1,850	189
Novartis AG	1,266	136
Partners Group Holding AG	14	18
Roche Holding AG	484	148
Sandoz Group AG	2,798	101
Schindler Holding AG	179	45
SGS SA	1,025	91
SIG Group AG	4,394	81
Sika AG	195	56
Sonova Holding AG	126	39
Straumann Holding AG	152	19
Swatch Group AG/The, Cl B	251	51
Swiss Life Holding AG	180	132
Swiss Prime Site AG	588	56
Swisscom AG	741	417
Temenos AG	2,148	148
UBS Group AG	1,036	31
VAT Group AG	78	44
Zurich Insurance Group AG	87	46

		3,608

United Kingdom — 0.4%
Admiral Group PLC	334	11
Antofagasta PLC	1,413	38
Associated British Foods PLC	4,483	140
AstraZeneca PLC	1,035	162
Auto Trader Group PLC	6,193	63
BAE Systems PLC	3,296	55
Barratt Developments PLC	6,905	41
Berkeley Group Holdings PLC	1,223	71
BP PLC	42,110	253
British American Tobacco PLC	1,522	47
BT Group PLC, Cl A	104,801	186
Bunzl PLC	3,000	114
Burberry Group PLC	2,683	30
Centrica PLC	72,174	123
Coca-Cola HBC AG	653	22
Compass Group PLC	3,169	87
DCC PLC	732	51
Diageo PLC	2,888	91
Endeavour Mining PLC	3,666	78
Experian PLC	1,157	54
Flutter Entertainment PLC *	109	20
GSK PLC	4,891	95

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Haleon PLC	10,105	$41
Halma PLC	6,025	206
Hargreaves Lansdown PLC	4,638	66
Imperial Brands PLC	5,956	152
Informa PLC	8,891	96
InterContinental Hotels Group PLC	861	91
Kingfisher PLC	15,739	49
Land Securities Group PLC ‡	4,420	35
London Stock Exchange Group PLC	585	69
Mondi PLC	5,292	102
National Grid PLC	4,637	52
NMC Health PLC	12,179	—
Pearson PLC	2,878	36
Persimmon PLC	2,512	43
Phoenix Group Holdings PLC	7,887	52
Prudential PLC	1,980	18
Reckitt Benckiser Group PLC	506	27
RELX PLC	3,034	140
Rentokil Initial PLC	12,011	70
Rolls-Royce Holdings PLC *	4,996	29
Sage Group PLC/The	14,355	198
Segro PLC ‡	3,917	44
Severn Trent PLC	3,984	120
Shell PLC	10,804	387
Smith & Nephew PLC	9,612	119
Smiths Group PLC	3,056	66
Smurfit Kappa Group PLC	6,239	278
SSE PLC	6,499	147
Taylor Wimpey PLC	28,947	52
Tesco PLC	17,126	66
United Utilities Group PLC, Cl B	4,423	55
Vodafone Group PLC	157,079	139
Whitbread PLC	1,289	48
WPP PLC	6,268	57

		4,982

Total Foreign Common Stock
(Cost $45,705) ($ Thousands)		50,129

EXCHANGE TRADED FUND — 1.0%

iShares iBoxx $ Investment Grade Corporate Bond ETF	130,327	13,961

Total Exchange Traded Fund
(Cost $14,921) ($ Thousands)		13,961

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 0.0%

Consumer Discretionary — 0.0%
Global-e Online Ltd, Cl E *	5,075	$184

Information Technology — 0.0%
CyberArk Software Ltd *	138	38
Monday.com Ltd *	126	30

		68
Total Common Stock
(Cost $228) ($ Thousands)		252

	Face Amount (Thousands)
CORPORATE OBLIGATION — 0.0%^
Financials — 0.0%
Landwirtschaftliche Rentenbank
2.000%, 01/13/2025 ^	$250	245

Total Corporate Obligation
(Cost $250) ($ Thousands)		245

	Shares
PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding SE (C)	646	29

Health Care — 0.0%
Sartorius AG (C)	58	14

Total Preferred Stock
(Cost $61) ($ Thousands)		43

	Number of Rights
RIGHTS — 0.0%
Amplifon Spa, Expires 07/12/2024 *	633	–
Abiomed Inc *‡‡	422	–
Total Rights
(Cost $—) ($ Thousands)		–

	Number of Warrants
WARRANT — 0.0%
Constellation Software Inc.‡‡	100	–

Total Warrant
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 64.6%
(Cost $874,837) ($ Thousands)		$860,273

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Australian 10-Year Bond	1,476	Sep-2024	$111,711	$111,951	$(176)
Australian 3-Year Bond	182	Sep-2024	12,797	12,818	(46)
Brent Crude^	18	Jul-2024	1,493	1,530	37
Brent Crude^	244	Aug-2024	19,768	20,542	774
Canadian 10-Year Bond	372	Sep-2024	32,449	32,642	233
Canadian 10-Year Bond	150	Sep-2024	13,237	13,163	(81)
Coffee C^	49	Sep-2024	3,943	4,167	224
Coffee C^	59	Sep-2024	5,024	5,018	(6)
Copper^	68	Sep-2024	8,128	7,465	(663)
Corn^	407	Sep-2024	9,456	8,292	(1,164)
Cotton No. 2^	119	Dec-2024	4,373	4,326	(47)
DAX Index	19	Sep-2024	9,342	9,369	46
Euro STOXX 50	334	Sep-2024	17,704	17,633	(47)
Euro-Bobl	404	Sep-2024	50,551	50,417	393
Euro-BTP	208	Sep-2024	26,168	25,701	(189)
Euro-Bund 10-Year Bond	374	Sep-2024	52,900	52,759	335
Euro-Buxl	96	Sep-2024	13,354	13,399	185
Euro-OAT	135	Sep-2024	18,088	17,814	(113)
Euro-Schatz	53	Sep-2024	6,004	6,004	(2)
Feeder Cattle^	7	Sep-2024	913	909	(4)
Feeder Cattle^	52	Aug-2024	6,548	6,742	194
FTSE 100 Index	319	Sep-2024	33,180	33,114	46
FTSE MIB Index	79	Sep-2024	14,167	14,150	8
FTSE Taiwan Index	72	Jul-2024	5,527	5,554	27
FTSE/JSE Top 40 Index	19	Sep-2024	763	767	5
Gasoline^	85	Aug-2024	8,655	8,821	166
Gold^	12	Dec-2024	2,849	2,863	14
Gold^	222	Aug-2024	53,261	51,939	(1,322)
Hang Seng Index	145	Jul-2024	16,518	16,372	(148)
IBEX	172	Jul-2024	20,327	20,049	(236)
IFSC Nifty50 Index	297	Jul-2024	14,133	14,339	206
Japanese 10-Year Bond	23	Sep-2024	20,794	20,427	(74)
Japanese 10-Year Bond	101	Sep-2024	91,972	89,698	2
Japanese 10-Year Government Bond E-MINI	9	Sep-2024	820	799	(1)
KC HRW Wheat^	8	Sep-2024	250	234	(16)
KOSPI 200 Index	76	Sep-2024	5,107	5,334	223
Lean Hogs^	77	Aug-2024	2,815	2,758	(57)
Live Cattle^	124	Oct-2024	9,142	9,170	28
Live Cattle^	73	Aug-2024	5,114	5,415	301
LME Copper^	49	Sep-2024	11,867	11,750	(117)
LME Lead^	45	Sep-2024	2,464	2,508	44
LME Nickel^	51	Sep-2024	5,990	5,286	(704)
LME Primary Aluminum^	299	Sep-2024	19,316	18,864	(452)
LME Zinc^	110	Sep-2024	8,208	8,073	(135)
LME Zinc^	60	Sep-2024	4,268	4,403	135
Long Gilt 10-Year Bond	795	Sep-2024	98,031	98,054	709
Low Sulphur Gasoil^	79	Sep-2024	6,100	6,194	94
Low Sulphur Gasoil^	106	Aug-2024	8,002	8,310	308
Natural Gas^	485	Aug-2024	13,086	12,600	(486)
Natural Gas^	41	Jul-2024	1,190	1,066	(124)
NY Harbor ULSD^	92	Aug-2024	9,717	9,849	132
NYMEX Cocoa^	101	Dec-2024	6,616	6,657	41
NYMEX Cocoa^	24	Sep-2024	2,164	1,856	(308)
OMX Stockholm 30	644	Jul-2024	15,730	15,676	49
Platinum^	3	Apr-2025	47	48	1

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Russell 2000 Index E-MINI	214	Sep-2024	$22,069	$22,096	$27
Russell 2000 Index E-MINI	159	Sep-2024	16,533	16,417	(116)
S&P 500 Index E-MINI	1,190	Sep-2024	327,100	328,529	1,429
S&P Mid Cap 400 Index E-MINI	59	Sep-2024	17,530	17,453	(77)
S&P TSX 60 Index	77	Sep-2024	14,520	14,749	144
Silver^	124	Sep-2024	18,463	18,327	(136)
Soybean^	168	Nov-2024	9,911	9,273	(638)
Soybean Meal^	313	Dec-2024	11,047	10,501	(546)
Soybean Oil^	252	Dec-2024	6,654	6,622	(32)
SPI 200 Index	109	Sep-2024	13,852	14,145	112
Sugar No. 11^	466	Sep-2024	9,769	10,594	825
TOPIX Index	228	Sep-2024	40,405	39,835	407
U.S. 2-Year Treasury Note	756	Sep-2024	154,144	154,390	246
U.S. 5-Year Treasury Note	1,413	Sep-2024	149,995	150,595	600
U.S. 10-Year Treasury Note	1,263	Sep-2024	138,035	138,910	875
U.S. Long Treasury Bond	599	Sep-2024	70,402	70,869	467
U.S. Ultra Long Treasury Bond	176	Sep-2024	21,961	22,060	99
Wheat^	233	Sep-2024	7,480	6,681	(799)
WTI Crude Oil^	215	Aug-2024	17,082	17,338	256
WTI Crude Oil^	40	Jul-2024	3,123	3,261	138
			2,012,216	2,008,303	1,523
Short Contracts
AUD Currency	(224)	Sep-2024	$(14,848)	$(14,970)	$(122)
British Pound	(248)	Sep-2024	(19,768)	(19,606)	162
CAC40 10 Euro Index	(78)	Jul-2024	(6,359)	(6,264)	87
CAD Currency	(294)	Sep-2024	(21,426)	(21,521)	(95)
Copper^	(4)	Sep-2024	(439)	(439)	–
DAX Index	(9)	Sep-2024	(4,427)	(4,438)	(20)
Euro FX	(147)	Sep-2024	(19,830)	(19,757)	73
FTSE KLCI	(6)	Jul-2024	(101)	(102)	(1)
Gasoline^	(10)	Jul-2024	(1,038)	(1,051)	(13)
Hang Seng China Enterprises Index	(5)	Jul-2024	(204)	(200)	4
Japanese Yen	(216)	Sep-2024	(17,448)	(16,989)	459
LME Nickel^	(1)	Sep-2024	(104)	(104)	–
Mexican Bolsa Index	(7)	Sep-2024	(205)	(205)	2
MSCI Singapore Index	(73)	Jul-2024	(1,691)	(1,705)	(13)
NY Harbor ULSD^	(6)	Jul-2024	(643)	(638)	5
S&P TSX 60 Index	(35)	Sep-2024	(6,659)	(6,704)	(24)
SET 50	(99)	Sep-2024	(437)	(434)	3
SPI 200 Index	(63)	Sep-2024	(8,048)	(8,175)	(49)
Swiss Franc	(133)	Sep-2024	(18,736)	(18,675)	61
			(142,411)	(141,977)	519
			$1,869,805	$1,866,326	$2,042

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	08/29/24	GBP	25,400	USD	32,129	$11
BNYMellon	07/30/24	AUD	2,750	USD	1,830	(7)
BNYMellon	07/30/24	CAD	5,580	USD	4,084	3
Brown Brothers Harriman	07/30/24	EUR	62	USD	66	—
Brown Brothers Harriman	07/30/24	JPY	8,107	USD	51	—
Citigroup	09/18/24	USD	1	SGD	2	—
Citigroup	09/18/24	USD	174	ILS	649	(1)
Citigroup	09/18/24	USD	183	IDR	2,977,778	(1)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/18/24	USD	137	COP	578,223	$—
Citigroup	09/18/24	USD	247	COP	983,861	(13)
Citigroup	09/18/24	USD	406	PLN	1,604	(7)
Citigroup	09/18/24	USD	141	THB	5,143	—
Citigroup	09/18/24	USD	355	THB	12,857	(2)
Citigroup	09/18/24	THB	500	USD	14	—
Citigroup	09/18/24	USD	262	TWD	8,500	—
Citigroup	09/18/24	USD	1,663	TWD	53,500	(9)
Citigroup	09/18/24	PLN	1,366	USD	346	6
Citigroup	09/18/24	PLN	953	USD	235	(2)
Citigroup	09/18/24	ILS	2,954	USD	802	15
Citigroup	09/18/24	SGD	3,512	USD	2,617	15
Citigroup	09/18/24	USD	3,852	CZK	87,532	(97)
Citigroup	09/18/24	BRL	5,658	USD	1,053	42
Citigroup	09/18/24	USD	5,864	HUF	2,115,496	(134)
Citigroup	09/18/24	USD	6,200	EUR	5,724	(43)
Citigroup	09/18/24	TWD	6,000	USD	186	1
Citigroup	09/18/24	TWD	500	USD	15	—
Citigroup	09/18/24	USD	7,301	GBP	5,724	(62)
Citigroup	09/18/24	USD	280	BRL	1,570	—
Citigroup	09/18/24	USD	7,926	BRL	42,047	(421)
Citigroup	09/18/24	USD	8,571	ZAR	162,879	296
Citigroup	09/18/24	USD	2,375	ZAR	43,500	(7)
Citigroup	09/18/24	GBP	17,358	USD	22,173	221
Citigroup	09/18/24	HUF	20,000	USD	54	—
Citigroup	09/18/24	USD	17,416	INR	1,457,250	25
Citigroup	09/18/24	USD	2,794	INR	232,875	(7)
Citigroup	09/18/24	USD	211	MXN	4,000	5
Citigroup	09/18/24	USD	21,970	MXN	380,203	(1,436)
Citigroup	09/18/24	ZAR	41,875	USD	2,208	(72)
Citigroup	09/18/24	CZK	35,000	USD	1,541	40
Citigroup	09/18/24	CZK	17,000	USD	726	(3)
Citigroup	09/18/24	PHP	7,500	USD	129	—
Citigroup	09/18/24	PHP	52,500	USD	894	(4)
Citigroup	09/18/24	EUR	63,070	USD	68,801	951
Citigroup	09/18/24	EUR	2,523	USD	2,710	(4)
Citigroup	09/18/24	MXN	50,500	USD	2,794	67
Citigroup	09/18/24	MXN	24,500	USD	1,309	(15)
Citigroup	09/18/24	INR	105,000	USD	1,254	(3)
Citigroup	09/19/24	CNH	2,082	USD	288	1
Citigroup	09/19/24	CNH	15	USD	2	—
Citigroup	09/19/24	USD	689	KRW	950,000	3
Citigroup	09/19/24	USD	3,758	KRW	5,128,881	(19)
Citigroup	09/19/24	USD	7,466	CNH	53,795	(50)
Citigroup	09/19/24	KRW	850,000	USD	626	6
Citigroup	09/23/24	USD	1,492	CLP	1,359,371	(52)
Citigroup	09/23/24	CLP	556,250	USD	603	13
Citigroup	09/23/24	CLP	150,000	USD	158	(1)
JPMorgan Chase Bank	09/18/24	USD	1	SGD	2	—
JPMorgan Chase Bank	09/18/24	USD	174	ILS	649	(1)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/18/24	USD	183	IDR	2,977,778	$(1)
JPMorgan Chase Bank	09/18/24	USD	137	COP	578,223	1
JPMorgan Chase Bank	09/18/24	USD	247	COP	983,861	(12)
JPMorgan Chase Bank	09/18/24	USD	406	PLN	1,604	(7)
JPMorgan Chase Bank	09/18/24	USD	141	THB	5,143	1
JPMorgan Chase Bank	09/18/24	USD	355	THB	12,857	(2)
JPMorgan Chase Bank	09/18/24	THB	500	USD	14	—
JPMorgan Chase Bank	09/18/24	USD	1,368	EUR	1,265	(7)
JPMorgan Chase Bank	09/18/24	USD	262	TWD	8,500	1
JPMorgan Chase Bank	09/18/24	USD	1,663	TWD	53,500	(9)
JPMorgan Chase Bank	09/18/24	PLN	1,366	USD	346	7
JPMorgan Chase Bank	09/18/24	PLN	953	USD	235	(1)
JPMorgan Chase Bank	09/18/24	ILS	2,954	USD	802	15
JPMorgan Chase Bank	09/18/24	SGD	3,512	USD	2,617	15
JPMorgan Chase Bank	09/18/24	USD	3,852	CZK	87,532	(97)
JPMorgan Chase Bank	09/18/24	BRL	5,658	USD	1,053	43
JPMorgan Chase Bank	09/18/24	USD	5,864	HUF	2,115,496	(134)
JPMorgan Chase Bank	09/18/24	TWD	6,000	USD	186	1
JPMorgan Chase Bank	09/18/24	TWD	500	USD	15	—
JPMorgan Chase Bank	09/18/24	USD	279	BRL	1,570	1
JPMorgan Chase Bank	09/18/24	USD	7,925	BRL	42,047	(421)
JPMorgan Chase Bank	09/18/24	USD	8,571	ZAR	162,879	297
JPMorgan Chase Bank	09/18/24	USD	2,375	ZAR	43,500	(6)
JPMorgan Chase Bank	09/18/24	GBP	15,198	USD	19,411	191
JPMorgan Chase Bank	09/18/24	HUF	20,000	USD	54	—
JPMorgan Chase Bank	09/18/24	USD	17,416	INR	1,457,250	25
JPMorgan Chase Bank	09/18/24	USD	2,794	INR	232,875	(7)
JPMorgan Chase Bank	09/18/24	USD	211	MXN	4,000	5
JPMorgan Chase Bank	09/18/24	USD	21,970	MXN	380,203	(1,435)
JPMorgan Chase Bank	09/18/24	ZAR	41,875	USD	2,208	(71)
JPMorgan Chase Bank	09/18/24	CZK	35,000	USD	1,541	40
JPMorgan Chase Bank	09/18/24	CZK	17,000	USD	726	(3)
JPMorgan Chase Bank	09/18/24	PHP	7,500	USD	129	1
JPMorgan Chase Bank	09/18/24	PHP	52,500	USD	894	(4)
JPMorgan Chase Bank	09/18/24	EUR	61,279	USD	66,844	922
JPMorgan Chase Bank	09/18/24	EUR	620	USD	666	—
JPMorgan Chase Bank	09/18/24	MXN	50,500	USD	2,794	67
JPMorgan Chase Bank	09/18/24	MXN	24,500	USD	1,309	(15)
JPMorgan Chase Bank	09/18/24	INR	105,000	USD	1,254	(3)
JPMorgan Chase Bank	09/19/24	CNH	2,082	USD	288	2
JPMorgan Chase Bank	09/19/24	CNH	15	USD	2	—
JPMorgan Chase Bank	09/19/24	USD	689	KRW	950,000	4
JPMorgan Chase Bank	09/19/24	USD	3,758	KRW	5,128,881	(19)
JPMorgan Chase Bank	09/19/24	USD	7,466	CNH	53,795	(49)
JPMorgan Chase Bank	09/19/24	KRW	850,000	USD	626	6
JPMorgan Chase Bank	09/23/24	USD	1,492	CLP	1,359,371	(52)
JPMorgan Chase Bank	09/23/24	CLP	556,250	USD	603	14
JPMorgan Chase Bank	09/23/24	CLP	150,000	USD	158	—
State Street	07/30/24	CHF	3,280	USD	3,685	20
State Street	07/30/24	GBP	4,020	USD	5,100	18

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	07/30/24	HKD	13,710	USD	1,758	$—
State Street	07/30/24	EUR	13,820	USD	14,829	(1)
State Street	07/30/24	JPY	2,089,420	USD	13,169	117
State Street	08/29/24	EUR	40,000	USD	42,915	(75)
						$(1,369)

A list of open OTC swap agreements held by the Fund at June 30, 2024, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount ($ Thousands)	Value ($ Thousands)	Upfront Payments ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	TAIEX FUTURES INDEX	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	7/20/2024	TWD	$9,533	$9,775	$–	$242
JPMorgan Chase	AEX INDEX	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	7/22/2024	EUR	799	794	–	(5)
Bank of America	HSCEI FUTURES INDEX	POSITIVE PRICE RETURN	ASSET RETURN	At Maturity	7/30/2024	HKD	9,373	9,228	–	(144)
JPMorgan Chase	HSCEI FUTURES INDEX	POSITIVE PRICE RETURN	ASSET RETURN	At Maturity	7/30/2024	HKD	11,064	10,873	–	(190)
Bank of America	BOVESPA INDEX	POSITIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	8/17/2024	BRL	4,783	4,805	–	22
Bank of America	KOSPI 200 INDEX	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	9/15/2024	KRW	2,623	2,737	–	113
JPMorgan Chase	KOSPI 200 INDEX	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	9/15/2024	KRW	5,197	5,403	–	206
Citigroup	MSCI INTERNATIONAL SOUTH AFRICA	ASSET RETURN	JIBA1M INDEX	Monthly	09/18/2024	ZAR	27,684	(67)	–	(67)
Citigroup	MSCI THAILAND NET	ASSET RETURN	NDEUTHF INDEX	Monthly	09/18/2024	USD	944	11	–	11
Citigroup	MSCI INTERNATIONAL SINGAPORE	ASSET RETURN	SIBCSORA INDEX	Monthly	09/18/2024	SGD	2,189	(13)	–	(13)
Citigroup	MSCI TAIWAN NET	NDEUSTW INDEX	ASSET RETURN	Monthly	09/18/2024	USD	(379)	19	–	19
Citigroup	MSCI INTERNATIONAL MEXICO	ASSET RETURN	MXIBTIIE INDEX	Monthly	09/18/2024	MXN	9,301	3	–	3
Bank of America	TEL AVIV 35	TELBOR01 INDEX	ASSET RETURN	Monthly	09/18/2024	ILS	(1,432)	(3)	–	(3)
Citigroup	MSCI INTERNATIONAL SPAIN	ESTRON INDEX	ASSET RETURN	Monthly	09/18/2024	EUR	(2,570)	(72)	–	(72)
Citigroup	MSCI INTERNATIONAL NETHERLANDS	ASSET RETURN	ESTRON INDEX	Monthly	09/18/2024	EUR	547	12	–	12
Citigroup	MSCI INTERNATIONAL GERMANY	ASSET RETURN	ESTRON INDEX	Monthly	09/18/2024	EUR	231	4	–	4
Citigroup	MSCI INTERNATIONAL FRANCE	ASSET RETURN	ESTRON INDEX	Monthly	09/18/2024	EUR	1,577	1,695	–	1,695
Citigroup	MSCI INTERNATIONAL SWITZERLAND	SSARON INDEX	ASSET RETURN	Monthly	09/18/2024	CHF	(2,216)	(38)	–	(38)
Citigroup	MSCI INTERNATIONAL CANADA NET	ASSET RETURN	CAONREPO INDEX	Monthly	09/18/2024	CAD	7,249	25	–	25
Citigroup	MSCI INTERNATIONAL SWEDEN	STBB1M INDEX	ASSET RETURN	Monthly	09/18/2024	SEK	(12,478)	(29)	–	(29)
Citigroup	MSCI INTERNATIONAL BRAZIL NET INDEX	BZDIOVRA INDEX	ASSET RETURN	Monthly	09/18/2024	BRL	(13,149)	79	–	79
Citigroup	MSCI INTERNATIONAL HONG KONG	HIHD01M INDEX	ASSET RETURN	Monthly	09/19/2024	HKD	(3,635)	(18)	–	(18)
Bank of America	FTSE/JSE SHAREHOLDER WEIGHTED TOP 40 INDEX	POSITIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	9/22/2024	ZAR	(66)	(68)	–	(1)
Bank of America	SWISS MARKET INDEX	NEGATIVE PRICE RETURN	POSITVE PRICE RETURN	At Maturity	9/23/2024	CHF	14,704	14,450	–	(254)
Bank of America	WIG 20 INDEX	NEGATIVE PRICE RETURN	POSITIVE PRICE RETURN	At Maturity	9/23/2024	PLN	(243)	(254)	–	(11)
								$59,351	$–	$1,586

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Accumulation Fund (Concluded)

Percentages are based on Net Assets of $1,330,704 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2024.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $65,733 ($ Thousands), representing 4.9% of the Net Assets of the Fund.

(C)	No interest rate available.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 38.7%
Communication Services — 2.5%
Altice France
5.500%, 10/15/2029 (A)	$1,319	$869
Altice France Holding
10.500%, 05/15/2027 (A)	920	367
AMC Entertainment Holdings
7.500%, 02/15/2029 (A)	120	81
AMC Networks
10.250%, 01/15/2029 (A)	190	187
ANGI Group
3.875%, 08/15/2028 (A)	507	436
AT&T
3.500%, 06/01/2041	330	252
2.750%, 06/01/2031	355	304
2.550%, 12/01/2033	1,338	1,064
Bharti Airtel
3.250%, 06/03/2031 (A)	1,160	1,019
CCO Holdings
4.750%, 02/01/2032 (A)	1,140	934
4.250%, 02/01/2031 (A)	280	228
Charter Communications Operating
5.125%, 07/01/2049	150	115
4.908%, 07/23/2025	690	683
3.750%, 02/15/2028	610	567
Cinemark USA
5.250%, 07/15/2028 (A)	364	348
Clear Channel Outdoor Holdings
7.875%, 04/01/2030 (A)	610	614
5.125%, 08/15/2027 (A)	150	143
DISH DBS
5.875%, 11/15/2024	190	181
5.750%, 12/01/2028 (A)	110	76
5.250%, 12/01/2026 (A)	465	367
Hughes Satellite Systems
6.625%, 08/01/2026	360	168
iHeartCommunications
8.375%, 05/01/2027	590	218
6.375%, 05/01/2026	70	54
IHS Holding
6.250%, 11/29/2028 (A)	350	313
Millicom International Cellular
6.250%, 03/25/2029 (A)	297	286
4.500%, 04/27/2031 (A)	219	188
Nexstar Media
5.625%, 07/15/2027 (A)	160	152
Sinclair Television Group
5.125%, 02/15/2027 (A)	100	88
Sirius XM Radio
4.000%, 07/15/2028 (A)	805	727
T-Mobile USA
4.500%, 04/15/2050	1,416	1,183
Townsquare Media
6.875%, 02/01/2026 (A)	632	622

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Turk Telekomunikasyon
7.375%, 05/20/2029 (A)		$500	$502
Ziff Davis
4.625%, 10/15/2030 (A)		310	280
ZipRecruiter
5.000%, 01/15/2030 (A)		210	183

			13,799

Consumer Discretionary — 4.7%
Allen Media
10.500%, 02/15/2028 (A)		370	162
Altice Financing
5.000%, 01/15/2028 (A)		335	255
Asbury Automotive Group
5.000%, 02/15/2032 (A)		195	176
4.625%, 11/15/2029 (A)		360	333
Caesars Entertainment
6.500%, 02/15/2032 (A)		200	201
CalAtlantic Group
5.250%, 06/01/2026		330	311
Carnival
7.000%, 08/15/2029 (A)		145	150
4.000%, 08/01/2028 (A)		290	273
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)		430	465
Carriage Services
4.250%, 05/15/2029 (A)		180	161
Cirsa Finance International Sarl
6.500%, 03/15/2029 (A)	EUR	131	145
Cougar JV Subsidiary
8.000%, 05/15/2032 (A)		$618	639
CSC Holdings
11.750%, 01/31/2029 (A)		1,240	1,057
5.375%, 02/01/2028 (A)		430	327
4.125%, 12/01/2030 (A)		300	194
Diamond Sports Group
6.625%, 08/15/2027 (A)(B)		500	10
5.375%, 08/15/2026 (A)(B)		330	7
DirecTV Financing
8.875%, 02/01/2030 (A)		180	176
5.875%, 08/15/2027 (A)		915	861
DISH Network
11.750%, 11/15/2027 (A)		530	520
Empire Communities
9.750%, 05/01/2029 (A)		140	142
Foot Locker
4.000%, 10/01/2029 (A)		370	308
Ford Motor
3.250%, 02/12/2032		861	712
Ford Motor Credit
5.850%, 05/17/2027		343	343
4.950%, 05/28/2027		1,019	995

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Foundation Building Materials
6.000%, 03/01/2029 (A)	$625	$555
Full House Resorts
8.250%, 02/15/2028 (A)	270	259
General Motors
5.950%, 04/01/2049	36	35
General Motors Financial
5.650%, 01/17/2029	165	166
Getty Images
9.750%, 03/01/2027 (A)	540	541
Global Auto Holdings
8.750%, 01/15/2032 (A)	260	249
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/2029 (A)	710	662
Historic TW
8.300%, 01/15/2036 (C)	310	321
Hyundai Capital America
6.200%, 09/21/2030 (A)	735	764
KB Home
7.250%, 07/15/2030	380	391
LCM Investments Holdings II
4.875%, 05/01/2029 (A)	845	790
MajorDrive Holdings IV
6.375%, 06/01/2029 (A)	740	697
Marks & Spencer
7.125%, 12/01/2037 (A)	120	127
Match Group Holdings II
5.625%, 02/15/2029 (A)	155	149
3.625%, 10/01/2031 (A)	115	97
McClatchy
11.000%, 07/15/2027 (A)	242	265
Mclaren Finance
7.500%, 08/01/2026 (A)	380	330
Melco Resorts Finance
7.625%, 04/17/2032 (A)	525	520
5.375%, 12/04/2029 (A)	20	18
MercadoLibre
3.125%, 01/14/2031	240	203
Michaels
5.250%, 05/01/2028 (A)	160	128
Mohegan Tribal Gaming Authority
8.000%, 02/01/2026 (A)	166	157
NCL
8.125%, 01/15/2029 (A)	230	241
5.875%, 03/15/2026 (A)	180	178
Newell Brands
6.375%, 09/15/2027	70	69
5.700%, 04/01/2026	300	296
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	230	97
Penske Automotive Group
3.750%, 06/15/2029	593	535

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Phinia
6.750%, 04/15/2029 (A)		$250	$254
PM General Purchaser
9.500%, 10/01/2028 (A)		440	450
QVC
4.450%, 02/15/2025		20	20
Royal Caribbean Cruises
9.250%, 01/15/2029 (A)		50	53
8.250%, 01/15/2029 (A)		170	180
6.250%, 03/15/2032 (A)		325	328
4.250%, 07/01/2026 (A)		210	203
Sally Holdings
6.750%, 03/01/2032		150	148
Sands China
5.400%, 08/08/2028		240	235
3.250%, 08/08/2031		200	168
2.850%, 03/08/2029		200	176
SeaWorld Parks & Entertainment
5.250%, 08/15/2029 (A)		622	588
Specialty Building Products Holdings
6.375%, 09/30/2026 (A)		445	437
TKC Holdings
10.500%, 05/15/2029 (A)		60	59
6.875%, 05/15/2028 (A)		370	359
TopBuild
4.125%, 02/15/2032 (A)		80	70
TUI Cruises GmbH
6.500%, 05/15/2026 (A)	EUR	339	368
Viking Cruises
9.125%, 07/15/2031 (A)		$570	617
VOC Escrow
5.000%, 02/15/2028 (A)		400	388
VZ Secured Financing BV
5.000%, 01/15/2032 (A)		485	414
Wand NewCo 3
7.625%, 01/30/2032 (A)		15	15
Wheel Bidco
6.750%, 07/15/2026 (A)	GBP	310	333
Winnebago Industries
6.250%, 07/15/2028 (A)		$460	452
WW International
4.500%, 04/15/2029 (A)		260	100
Wynn Macau
4.875%, 10/01/2024 (A)		400	398
Wynn Resorts Finance
7.125%, 02/15/2031 (A)		320	332
Yum! Brands
4.750%, 01/15/2030 (A)		79	75
ZF North America Capital
6.875%, 04/23/2032 (A)		310	320

			25,303

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 0.5%
Constellation Brands
3.150%, 08/01/2029	$560	$508
H-Food Holdings
8.500%, 06/01/2026 (A)	1,090	76
Kraft Heinz Foods
4.375%, 06/01/2046	1,561	1,270
Kronos Acquisition Holdings
8.250%, 06/30/2031 (A)	100	100
Simmons Foods
4.625%, 03/01/2029 (A)	60	53
Triton Water Holdings
6.250%, 04/01/2029 (A)	70	67
United Natural Foods
6.750%, 10/15/2028 (A)	420	379
US Foods
4.750%, 02/15/2029 (A)	461	437

		2,890

Energy — 5.9%
Antero Midstream Partners
6.625%, 02/01/2032 (A)	455	459
Berry Petroleum
7.000%, 02/15/2026 (A)	270	266
Blue Racer Midstream
7.250%, 07/15/2032 (A)	350	360
7.000%, 07/15/2029 (A)	130	132
Buckeye Partners
6.875%, 07/01/2029 (A)	430	432
Chord Energy Corp
6.375%, 06/01/2026 (A)	430	430
Civitas Resources
8.375%, 07/01/2028 (A)	245	257
5.000%, 10/15/2026 (A)	335	326
CNX Midstream Partners
4.750%, 04/15/2030 (A)	300	270
CNX Resources
7.250%, 03/01/2032 (A)	220	224
Columbia Pipelines Operating
6.036%, 11/15/2033 (A)	595	608
CQP Holdco
5.500%, 06/15/2031 (A)	689	653
Crescent Energy Finance
9.250%, 02/15/2028 (A)	230	243
7.625%, 04/01/2032 (A)	60	61
7.375%, 01/15/2033 (A)	705	707
Ecopetrol
8.375%, 01/19/2036	340	334
6.875%, 04/29/2030	810	778
Energy Transfer
7.125%, H15T5Y + 5.306%(D)(E)	50	50
6.625%, US0003M + 4.155%(D)(E)	50	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EnLink Midstream Partners
9.711%, TSFR3M + 4.372%(D)(E)	$669	$663
EQM Midstream Partners
7.500%, 06/01/2030 (A)	160	171
Genesis Energy
7.875%, 05/15/2032	495	500
Global Partners
6.875%, 01/15/2029	380	376
Hilcorp Energy I
8.375%, 11/01/2033 (A)	350	373
Howard Midstream Energy Partners
8.875%, 07/15/2028 (A)	640	677
7.375%, 07/15/2032 (A)	415	422
KazMunayGas National JSC
4.750%, 04/19/2027 (A)	200	193
Kinetik Holdings
5.875%, 06/15/2030 (A)	545	537
Kodiak Gas Services
7.250%, 02/15/2029 (A)	618	634
Marathon Petroleum
3.800%, 04/01/2028	305	291
Matador Resources
6.875%, 04/15/2028 (A)	540	548
6.500%, 04/15/2032 (A)	260	260
MEG Energy
7.125%, 02/01/2027 (A)	102	103
MPLX
4.800%, 02/15/2029	230	225
Nabors Industries
7.375%, 05/15/2027 (A)	790	804
7.250%, 01/15/2026 (A)	70	71
Noble Finance II
8.000%, 04/15/2030 (A)	460	479
Northern Oil & Gas
8.125%, 03/01/2028 (A)	250	253
NuStar Logistics
6.375%, 10/01/2030	475	483
Occidental Petroleum
7.950%, 06/15/2039	600	692
7.150%, 05/15/2028	190	200
6.625%, 09/01/2030	650	682
6.450%, 09/15/2036	230	240
4.400%, 08/15/2049	20	15
ONEOK
6.350%, 01/15/2031	305	319
Pan American Energy
8.500%, 04/30/2032 (A)	350	367
Permian Resources Operating
9.875%, 07/15/2031 (A)	490	542
7.000%, 01/15/2032 (A)	200	206
5.875%, 07/01/2029 (A)	210	207
Petrobras Global Finance BV
5.299%, 01/27/2025	290	289

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Petroleos de Venezuela
6.000%, 05/16/2024 (B)	$3,790	$455
6.000%, 11/15/2026 (B)	1,110	132
5.500%, 04/12/2037 (B)	130	15
5.375%, 04/12/2027 (B)	2,570	301
Petroleos Mexicanos
7.690%, 01/23/2050	406	293
6.950%, 01/28/2060	207	137
6.490%, 01/23/2027	73	70
5.350%, 02/12/2028	180	162
4.500%, 01/23/2026	40	38
Petroleos Mexicanos MTN
6.750%, 09/21/2047	16	11
Plains All American Pipeline
9.694%, TSFR3M + 4.372%(D)(E)	560	558
Prairie Acquiror
9.000%, 08/01/2029 (A)	665	685
Puma International Financing
7.750%, 04/25/2029 (A)	350	353
QazaqGaz NC JSC
4.375%, 09/26/2027 (A)	300	281
Range Resources
8.250%, 01/15/2029	250	259
4.750%, 02/15/2030 (A)	380	357
Rockies Express Pipeline
7.500%, 07/15/2038 (A)	90	92
6.875%, 04/15/2040 (A)	60	57
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	350	335
SilverBow Resources
13.089%, TSFR3M + 7.750%, 12/15/2028 (A)(D)	1,423	1,489
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	410	424
Southwestern Energy
8.375%, 09/15/2028	160	165
4.750%, 02/01/2032	865	796
Summit Midstream Holdings
10.000%, 10/15/2025 (A)(C)	140	144
Sunoco
7.250%, 05/01/2032 (A)	230	238
7.000%, 05/01/2029 (A)	300	307
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	365	367
6.000%, 12/31/2030 (A)	165	154
TechnipFMC
6.500%, 02/01/2026 (A)	740	738
Teck Resources
3.900%, 07/15/2030	230	213
Transocean
8.750%, 02/15/2030 (A)	63	66
8.500%, 05/15/2031 (A)	120	120
8.250%, 05/15/2029 (A)	120	121

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean Poseidon
6.875%, 02/01/2027 (A)	$240	$239
Transocean Titan Financing
8.375%, 02/01/2028 (A)	190	196
USA Compression Partners
7.125%, 03/15/2029 (A)	440	443
Venture Global Calcasieu Pass
6.250%, 01/15/2030 (A)	400	406
4.125%, 08/15/2031 (A)	200	179
Venture Global LNG
9.875%, 02/01/2032 (A)	220	239
8.125%, 06/01/2028 (A)	750	773
Western Midstream Operating
5.450%, 04/01/2044	730	658
5.300%, 03/01/2048	150	129
YPF
8.500%, 07/28/2025 (A)	200	197
6.950%, 07/21/2027 (A)	380	344

		32,196

Financials — 10.3%
Accelerate360 Holdings
8.000%, 03/01/2028 (A)	1,154	1,187
Acrisure
8.250%, 02/01/2029 (A)	180	181
6.000%, 08/01/2029 (A)	645	595
4.250%, 02/15/2029 (A)	430	391
AG Issuer
6.250%, 03/01/2028 (A)	786	769
AG TTMT Escrow Issuer
8.625%, 09/30/2027 (A)	90	93
Alliant Holdings Intermediate
6.750%, 10/15/2027 (A)	420	414
Ally Financial
4.700%, H15T7Y + 3.481%(D)(E)	1,235	989
American International Group
3.400%, 06/30/2030	215	195
Aviation Capital Group
1.950%, 01/30/2026 (A)	330	310
Avolon Holdings Funding
4.250%, 04/15/2026 (A)	90	88
2.875%, 02/15/2025 (A)	1,170	1,146
B3 - Brasil Bolsa Balcao
4.125%, 09/20/2031 (A)	300	263
Banco do Brasil
8.748%, H15T10Y + 4.398%(D)(E)	349	356
Banco Mercantil del Norte
7.500%, H15T10Y + 5.470%(A)(D)(E)	570	553
6.750%, H15T5Y + 4.967%(A)(D)(E)	420	418
5.875%, H15T5Y + 4.643%(A)(D)(E)	1,340	1,257
Banco Santander
6.921%, 08/08/2033	600	626
4.250%, 04/11/2027	200	194

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.306%, 06/27/2029		$400	$365
2.746%, 05/28/2025		600	585
Bank of America
6.250%, TSFR3M + 3.967%(D)(E)		140	139
5.202%, SOFRRATE + 1.630%, 04/25/2029 (D)		995	994
3.419%, TSFR3M + 1.302%, 12/20/2028 (D)		1,975	1,857
Bank of America MTN
5.015%, SOFRRATE + 2.160%, 07/22/2033 (D)		525	513
3.824%, TSFR3M + 1.837%, 01/20/2028 (D)		1,425	1,374
Bank of New York Mellon MTN
4.596%, SOFRRATE + 1.755%, 07/26/2030 (D)		75	73
Bank of Nova Scotia
8.000%, H15T5Y + 4.017%, 01/27/2084 (D)		300	310
Barclays
7.125%, GUKG5 + 6.579%(D)(E)	GBP	700	877
2.852%, SOFRRATE + 2.714%, 05/07/2026 (D)		$725	707
BNP Paribas
7.750%, H15T5Y + 4.899%(A)(D)(E)		270	272
BPCE
4.625%, 09/12/2028 (A)		250	242
2.277%, SOFRRATE + 1.312%, 01/20/2032 (A)(D)		375	303
BroadStreet Partners
5.875%, 04/15/2029 (A)		840	784
Burford Capital Global Finance
9.250%, 07/01/2031 (A)		370	389
Citigroup
9.007%, TSFR3M + 3.685%(D)(E)		1,170	1,167
4.910%, SOFRRATE + 2.086%, 05/24/2033 (D)		535	514
4.125%, 07/25/2028		1,360	1,306
4.000%, H15T5Y + 3.597%(D)(E)		250	239
Cooperatieve Rabobank UA
4.625%, EUSA5 + 4.098%(D)(E)	EUR	800	840
Credit Agricole
8.125%, USSW5 + 6.185%(A)(D)(E)		$300	304
Deutsche Bank
6.000%, H15T5Y + 4.524%(D)(E)		200	189
First Horizon National
4.000%, 05/26/2025		585	574
FirstCash
5.625%, 01/01/2030 (A)		140	133
Freedom Mortgage
6.625%, 01/15/2027 (A)		710	686
Freedom Mortgage Holdings
9.250%, 02/01/2029 (A)		240	240

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Aircraft Leasing
6.500%cash/0% PIK, 09/15/2024 (A)		$406	$391
HSBC Holdings
4.950%, 03/31/2030		226	222
1.645%, SOFRRATE + 1.538%, 04/18/2026 (D)		1,000	968
HUB International
7.375%, 01/31/2032 (A)		300	304
Inter-American Development Bank MTN
7.350%, 10/06/2030	INR	116,000	1,401
Intercontinental Exchange
2.100%, 06/15/2030		$750	638
Intesa Sanpaolo
7.800%, 11/28/2053 (A)		530	583
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)		330	327
Itau Unibanco Holding
4.625%, H15T5Y + 3.222%(A)(D)(E)		720	702
Jane Street Group
7.125%, 04/30/2031 (A)		300	308
JPMorgan Chase
4.912%, SOFRRATE + 2.080%, 07/25/2033 (D)		530	515
4.323%, SOFRRATE + 1.560%, 04/26/2028 (D)		1,870	1,824
2.956%, TSFR3M + 2.515%, 05/13/2031 (D)		230	202
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)		440	444
Lloyds Banking Group
8.500%, GUKG5 + 5.143%(D)(E)	GBP	240	310
M&T Bank
5.053%, SOFRRATE + 1.850%, 01/27/2034 (D)		$495	458
Macquarie Airfinance Holdings
8.125%, 03/30/2029 (A)		360	381
6.400%, 03/26/2029 (A)		65	66
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)		612	579
Morgan Stanley
4.210%, SOFRRATE + 1.610%, 04/20/2028 (D)		1,820	1,768
Morgan Stanley MTN
5.164%, SOFRRATE + 1.590%, 04/20/2029 (D)		815	812
4.889%, SOFRRATE + 2.076%, 07/20/2033 (D)		525	506
3.950%, 04/23/2027		565	546
1.794%, SOFRRATE + 1.034%, 02/13/2032 (D)		585	470
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)		70	38

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)		$185	$178
Nationwide Building Society
3.960%, US0003M + 1.855%, 07/18/2030 (A)(D)		450	416
NatWest Group
4.500%, GUKG5 + 3.992%(D)(E)	GBP	760	846
3.754%, H15T5Y + 2.100%, 11/01/2029 (D)		$225	223
Navient
9.375%, 07/25/2030		420	442
5.500%, 03/15/2029		329	300
Oxford Finance
6.375%, 02/01/2027 (A)		330	318
PNC Financial Services Group
6.200%, H15T5Y + 3.238%(D)(E)		1,260	1,255
Rocket Mortgage
3.625%, 03/01/2029 (A)		360	327
Saga
5.500%, 07/15/2026	GBP	260	310
Starwood Property Trust
7.250%, 04/01/2029 (A)		$160	162
State Street
6.700%, H15T5Y + 2.613%(D)(E)		100	101
StoneX Group
7.875%, 03/01/2031 (A)		445	459
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (D)		200	207
Truist Financial
4.800%, H15T5Y + 3.003%(D)(E)		1,025	1,007
UBS Group
9.250%, H15T5Y + 4.745%(A)(D)(E)		480	517
7.750%, USISSO05 + 4.160%(A)(D)(E)		270	275
4.550%, 04/17/2026		802	788
3.875%, H15T5Y + 3.098%(A)(D)(E)		1,232	1,137
3.869%, US0003M + 1.410%, 01/12/2029 (A)(D)		600	566
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(D)		340	278
UniCredit MTN
7.296%, USISDA05 + 4.914%, 04/02/2034 (A)(D)		260	265
5.459%, H15T5Y + 4.750%, 06/30/2035 (A)(D)		240	225
United Wholesale Mortgage
5.500%, 04/15/2029 (A)		451	428
USI
7.500%, 01/15/2032 (A)		230	234
VFH Parent
7.500%, 06/15/2031 (A)		285	286
Wells Fargo
7.625%, H15T5Y + 3.606%(D)(E)		500	532

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%(D)(E)		$495	$493
Wells Fargo MTN
4.897%, SOFRRATE + 2.100%, 07/25/2033 (D)		1,155	1,111
4.100%, 06/03/2026		1,475	1,437
Yapi ve Kredi Bankasi
9.250%, H15T5Y + 5.278%, 01/17/2034 (A)(D)		340	348

			56,235

Health Care — 2.8%
AdaptHealth
6.125%, 08/01/2028 (A)		475	453
5.125%, 03/01/2030 (A)		265	232
4.625%, 08/01/2029 (A)		205	178
Akumin
9.000%, 08/01/2027 (A)		750	621
Amgen
5.250%, 03/02/2033		840	837
APX Group
5.750%, 07/15/2029 (A)		711	682
AthenaHealth Group
6.500%, 02/15/2030 (A)		865	796
Bausch Health
7.000%, 01/15/2028 (A)		130	70
5.500%, 11/01/2025 (A)		310	289
5.000%, 02/15/2029 (A)		390	187
Bayer US Finance II
4.375%, 12/15/2028 (A)		300	285
4.250%, 12/15/2025 (A)		500	489
Becton Dickinson
2.823%, 05/20/2030		585	517
CAB SELAS
3.375%, 02/01/2028 (A)	EUR	325	311
CHS
10.875%, 01/15/2032 (A)		$330	344
6.125%, 04/01/2030 (A)		470	329
5.625%, 03/15/2027 (A)		750	698
CVS Health
4.300%, 03/25/2028		890	860
3.750%, 04/01/2030		550	506
DaVita
3.750%, 02/15/2031 (A)		759	647
Endo Finance Holdings
8.500%, 04/15/2031 (A)		170	175
HCA
7.500%, 11/06/2033		120	133
LifePoint Health
9.875%, 08/15/2030 (A)		380	405
5.375%, 01/15/2029 (A)		830	730
Medline Borrower
6.250%, 04/01/2029 (A)		200	202
5.250%, 10/01/2029 (A)		860	821

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 04/01/2029 (A)		$810	$746
Option Care Health
4.375%, 10/31/2029 (A)		280	257
Sotera Health Holdings
7.375%, 06/01/2031 (A)		410	411
Tenet Healthcare
6.125%, 06/15/2030		311	309
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046		700	489
US Renal Care
10.625%, 06/28/2028 (A)		151	131
Verisure Holding
3.250%, 02/15/2027 (A)	EUR	375	386
Zoetis
2.000%, 05/15/2030		$1,030	867

			15,393

Industrials — 6.5%
Adani Ports & Special Economic Zone
4.000%, 07/30/2027		1,825	1,686
Advanced Drainage Systems
6.375%, 06/15/2030 (A)		250	251
AerCap Holdings
5.875%, H15T5Y + 4.535%, 10/10/2079 (D)		150	149
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		520	382
4.000%, 08/11/2041 (A)		640	481
Aeropuertos Dominicanos Siglo XXI
6.750%, 03/30/2029 (A)		350	359
Air Canada
3.875%, 08/15/2026 (A)		210	200
Air Lease MTN
3.750%, 06/01/2026		560	541
American Airlines
8.500%, 05/15/2029 (A)		250	260
5.750%, 04/20/2029 (A)		511	497
5.500%, 04/20/2026 (A)		111	110
American Airlines Pass-Through Trust
4.950%, 02/15/2025		76	75
American News
8.500%cash/0% PIK, 09/01/2026 (A)		1,073	1,197
APi Group DE
4.125%, 07/15/2029 (A)		906	824
Arcosa
4.375%, 04/15/2029 (A)		355	330
BCPE Empire Holdings
7.625%, 05/01/2027 (A)		430	417
Boeing
5.805%, 05/01/2050		330	297
5.150%, 05/01/2030		140	135
3.450%, 11/01/2028		355	321

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 03/01/2028		$395	$360
Bombardier
7.875%, 04/15/2027 (A)		162	162
7.000%, 06/01/2032 (A)		280	284
Builders FirstSource
4.250%, 02/01/2032 (A)		130	115
Cargo Aircraft Management
4.750%, 02/01/2028 (A)		225	209
Carriage Purchaser
7.875%, 10/15/2029 (A)		400	369
CoreCivic
8.250%, 04/15/2029		40	41
4.750%, 10/15/2027		570	536
Cornerstone Building Brands
6.125%, 01/15/2029 (A)		397	326
Dealer Tire
8.000%, 02/01/2028 (A)		1,224	1,181
DP World MTN
5.625%, 09/25/2048 (A)		250	237
Esab
6.250%, 04/15/2029 (A)		130	131
Garda World Security
7.750%, 02/15/2028 (A)		175	178
Gatwick Airport Finance
4.375%, 04/07/2026	GBP	510	624
GEO Group
10.250%, 04/15/2031 (A)		$430	450
8.625%, 04/15/2029 (A)		290	297
GFL Environmental
6.750%, 01/15/2031 (A)		390	398
4.750%, 06/15/2029 (A)		60	56
4.000%, 08/01/2028 (A)		713	663
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)		320	314
5.625%, 06/01/2029 (A)		620	584
GYP Holdings III
4.625%, 05/01/2029 (A)		335	310
H&E Equipment Services
3.875%, 12/15/2028 (A)		180	162
Hillenbrand
6.250%, 02/15/2029		217	218
3.750%, 03/01/2031		414	360
Husky Injection Molding Systems
9.000%, 02/15/2029 (A)		590	611
JB Poindexter
8.750%, 12/15/2031 (A)		140	145
Johnson Controls International
4.900%, 12/01/2032		140	137
Madison IAQ
5.875%, 06/30/2029 (A)		330	307
Mexico City Airport Trust
5.500%, 10/31/2046		200	166
5.500%, 07/31/2047		892	738

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 10/31/2026 (A)	$210	$202
3.875%, 04/30/2028 (A)	1,190	1,120
MHP Lux
6.950%, 04/03/2026	984	817
MV24 Capital BV
6.748%, 06/01/2034	1,963	1,875
Otis Worldwide
2.565%, 02/15/2030	1,335	1,172
Railworks Holdings
8.250%, 11/15/2028 (A)	350	356
Rand Parent
8.500%, 02/15/2030 (A)	590	597
Regal Rexnord
6.300%, 02/15/2030	535	547
RR Donnelley & Sons
9.750%, 07/31/2028 (A)	230	250
RXO
7.500%, 11/15/2027 (A)	365	374
Spirit AeroSystems
9.750%, 11/15/2030 (A)	525	579
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	693	506
Standard Industries
4.375%, 07/15/2030 (A)	455	411
Stanley Black & Decker
4.250%, 11/15/2028	610	589
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (A)	1,146	1,137
TK Elevator US Newco
5.250%, 07/15/2027 (A)	380	368
TransDigm
7.125%, 12/01/2031 (A)	15	15
6.750%, 08/15/2028 (A)	380	385
6.625%, 03/01/2032 (A)	500	505
5.500%, 11/15/2027	680	668
4.875%, 05/01/2029	479	449
4.625%, 01/15/2029	95	88
Triumph Group
9.000%, 03/15/2028 (A)	282	296
Tutor Perini
11.875%, 04/30/2029 (A)	300	323
United Rentals North America
6.125%, 03/15/2034 (A)	20	20
6.000%, 12/15/2029 (A)	310	311
5.250%, 01/15/2030	70	68
Vertiv Group
4.125%, 11/15/2028 (A)	250	233
VistaJet Malta Finance
7.875%, 05/01/2027 (A)	1,250	1,103
VT Topco
8.500%, 08/15/2030 (A)	455	478

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
XPO
7.125%, 02/01/2032 (A)		$270	$277

			35,300

Information Technology — 2.4%
Broadcom
3.500%, 02/15/2041 (A)		495	379
3.469%, 04/15/2034 (A)		165	141
3.419%, 04/15/2033 (A)		1,080	931
3.187%, 11/15/2036 (A)		53	42
Castle US Holding
9.500%, 02/15/2028 (A)		1,334	627
Central Parent
7.250%, 06/15/2029 (A)		220	219
Clarivate Science Holdings
4.875%, 07/01/2029 (A)		656	609
Cloud Software Group
8.250%, 06/30/2032 (A)		660	673
CommScope
4.750%, 09/01/2029 (A)		300	208
Dell International
6.020%, 06/15/2026		1,017	1,028
5.300%, 10/01/2029		75	75
Elastic
4.125%, 07/15/2029 (A)		485	443
EquipmentShare.com
8.625%, 05/15/2032 (A)		200	207
Gen Digital
7.125%, 09/30/2030 (A)		280	287
Imola Merger
4.750%, 05/15/2029 (A)		494	462
ION Trading Technologies Sarl
9.500%, 05/30/2029 (A)		200	204
McAfee
7.375%, 02/15/2030 (A)		650	601
MEGlobal Canada ULC MTN
5.875%, 05/18/2030 (A)		260	262
NXP BV
3.400%, 05/01/2030		215	195
Oracle
6.250%, 11/09/2032		2,035	2,154
2.950%, 04/01/2030		98	87
2.875%, 03/25/2031		510	440
Prosus MTN
4.027%, 08/03/2050 (A)		560	378
3.061%, 07/13/2031 (A)		300	248
SNF Group
3.375%, 03/15/2030 (A)		310	267
Sprint Capital
8.750%, 03/15/2032		480	577
TeamSystem
3.500%, 02/15/2028 (A)	EUR	300	305

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Group BV
4.625%, 08/15/2028 (A)	EUR	450	$465
Vericast
12.500%, 12/15/2027 (A)		$60	70
11.000%, 09/15/2026 (A)		240	257
Virtusa
7.125%, 12/15/2028 (A)		190	175

			13,016

Materials — 1.4%
Anglo American Capital
5.625%, 04/01/2030 (A)		500	503
AngloGold Ashanti Holdings
3.750%, 10/01/2030		730	637
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)		1,065	264
Ardagh Metal Packaging Finance USA
6.000%, 06/15/2027 (A)		210	206
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)		509	316
Avient
7.125%, 08/01/2030 (A)		355	362
Axalta Coating Systems
3.375%, 02/15/2029 (A)		642	574
Berry Global
1.570%, 01/15/2026		305	287
Chemours
4.625%, 11/15/2029 (A)		455	392
First Quantum Minerals
9.375%, 03/01/2029 (A)		510	533
6.875%, 10/15/2027 (A)		200	195
Freeport-McMoRan
5.450%, 03/15/2043		70	67
Huntsman International
4.500%, 05/01/2029		355	336
Ingevity
3.875%, 11/01/2028 (A)		515	467
Newmont
3.250%, 05/13/2030 (A)		150	135
OCP
6.750%, 05/02/2034 (A)		330	339
Olympus Water US Holding
7.250%, 06/15/2031 (A)		365	363
Sasol Financing USA
5.500%, 03/18/2031		240	202
Scotts Miracle-Gro
4.000%, 04/01/2031		586	506
Smyrna Ready Mix Concrete
8.875%, 11/15/2031 (A)		250	265
Suzano Austria GmbH
3.125%, 01/15/2032		290	237
Vale Overseas
6.250%, 08/10/2026		180	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WR Grace Holdings
5.625%, 08/15/2029 (A)	$475	$438

		7,807

Real Estate — 0.7%
Agree
2.900%, 10/01/2030	165	142
Alexandria Real Estate Equities
3.375%, 08/15/2031	355	313
CoStar Group
2.800%, 07/15/2030 (A)	585	495
Cushman & Wakefield US Borrower
8.875%, 09/01/2031 (A)	260	273
Essex Portfolio
3.000%, 01/15/2030	370	329
Five Point Operating
10.500%, 11/15/2024 (A)(C)	128	131
MPT Operating Partnership
5.250%, 08/01/2026	90	82
5.000%, 10/15/2027	310	256
Prologis
1.750%, 07/01/2030	280	232
Realty Income
3.200%, 01/15/2027	559	529
2.850%, 12/15/2032	355	293
WP Carey
4.250%, 10/01/2026	650	633

		3,708

Utilities — 1.0%
Alliant Energy Finance
4.250%, 06/15/2028 (A)	115	110
American Electric Power
2.300%, 03/01/2030	280	239
Berkshire Hathaway Energy
4.250%, 10/15/2050	165	129
Edison International
5.375%, H15T5Y + 4.698%(D)(E)	510	497
Eskom Holdings SOC MTN
6.350%, 08/10/2028	300	291
NiSource
3.600%, 05/01/2030	50	46
Pike
8.625%, 01/31/2031 (A)	50	53
5.500%, 09/01/2028 (A)	693	665
Sempra
3.400%, 02/01/2028	1,005	945
Southern California Edison
4.200%, 03/01/2029	420	402
Sunnova Energy
5.875%, 09/01/2026 (A)	370	288
TransAlta
7.750%, 11/15/2029	280	292

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, 03/15/2040	$150	$149
Vistra Operations
6.875%, 04/15/2032 (A)	200	203
3.550%, 07/15/2024 (A)	1,120	1,119

		5,428

Total Corporate Obligations
(Cost $227,269) ($ Thousands)		211,075

ASSET-BACKED SECURITIES — 12.9%
Automotive — 2.5%

Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl E
7.917%, 05/17/2032(A)	1,000	1,000
American Credit Acceptance Receivables Trust, Ser 2022-1, Cl D
2.460%, 03/13/2028(A)	1,000	981
Carmax Select Receivables Trust, Ser 2024-A, Cl D
6.270%, 12/16/2030	1,000	997
Exeter Automobile Receivables Trust, Ser 2024-3A, Cl D
5.980%, 09/16/2030	1,000	1,002
Exeter Automobile Receivables Trust, Ser 2024-3A, Cl E
7.840%, 10/15/2031(A)	1,156	1,161
FCCU Auto Receivables Trust, Ser 2024-1A, Cl B
5.710%, 07/15/2030(A)	1,000	1,002
FCCU Auto Receivables Trust, Ser 2024-1A, Cl C
6.000%, 10/15/2030(A)	1,000	1,001
FCCU Auto Receivables Trust, Ser 2024-1A, Cl D
6.780%, 07/15/2032(A)	1,000	1,002
LAD Auto Receivables Trust, Ser 2024-2A, Cl D
6.370%, 10/15/2031(A)	1,200	1,203
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl C
5.540%, 02/20/2032(A)	1,000	1,002
Tricolor Auto Securitization Trust, Ser 2024-1A, Cl A
6.610%, 10/15/2027(A)	988	990
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(A)	1,000	1,001
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl B
6.570%, 02/15/2028(A)	1,000	1,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl C
6.930%, 04/17/2028(A)	$250	$251
		13,596

Other Asset-Backed Securities — 10.4%

Affirm Asset Securitization, Ser 2024-A, Cl 1B
5.930%, 02/15/2029(A)	2,000	1,990
Affirm Asset Securitization, Ser 2024-A, Cl 1C
6.160%, 02/15/2029(A)	2,000	1,994
AMMC CLO, Ser 2024-30A, Cl D
9.791%, TSFR3M + 4.500%, 01/15/2037(A)(D)	250	254
Apidos CLO XXII, Ser 2020-22A, Cl DR
12.336%, TSFR3M + 7.012%, 04/20/2031(A)(D)	1,380	1,371
Apidos Loan Fund, Ser 2024-1A, Cl D
8.520%, TSFR3M + 3.200%, 04/25/2035(A)(D)	200	199
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053(A)	530	548
Bayview Opportunity Master Fund VII, Ser 2024-EDU1, Cl C
7.135%, SOFR30A + 1.800%, 06/25/2047(A)(D)	1,139	1,144
Birch Grove CLO, Ser 2024-19A, Cl D1RR
9.172%, TSFR3M + 3.850%, 07/17/2037(A)(D)	220	220
Buckhorn Park CLO, Ser 2021-1A, Cl DR
8.689%, TSFR3M + 3.362%, 07/18/2034(A)(D)	400	399
Canyon Capital CLO, Ser 2021-1A, Cl E
12.000%, TSFR3M + 6.672%, 04/15/2034(A)(D)	280	271
Capital Automotive REIT, Ser 2024-2A, Cl A2
5.250%, 05/15/2054(A)	1,000	968
CARS-DB7, Ser 2023-1A, Cl B
7.750%, 09/15/2053(A)	1,300	1,312
CIFC Funding, Ser 2024-3A, Cl D1R
9.025%, TSFR3M + 3.700%, 04/20/2037(A)(D)	210	212
College Ave Student Loans, Ser 2024-B, Cl A1A
5.690%, 08/25/2054(A)	1,000	1,005
College Ave Student Loans, Ser 2024-B, Cl B
6.080%, 08/25/2054(A)	1,000	1,005
CQS US CLO, Ser 2021-1A, Cl D1
9.136%, TSFR3M + 3.812%, 01/20/2035(A)(D)	1,850	1,837

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden XLIII Senior Loan Fund, Ser 2021-43A, Cl ER3
11.986%, TSFR3M + 6.662%, 04/20/2034(A)(D)	$330	$325
Eaton Vance CLO, Ser 2021-2A, Cl ER
12.090%, TSFR3M + 6.762%, 01/15/2035(A)(D)	500	504
Fortress Credit BSL XII, Ser 2021-4A, Cl E
12.720%, TSFR3M + 7.392%, 10/15/2034(A)(D)	250	239
Frontier Issuer, Ser 2024-1, Cl A2
6.190%, 06/20/2054(A)	1,000	1,001
Frontier Issuer, Ser 2024-1, Cl B
7.020%, 06/20/2054(A)	1,000	998
GBX Leasing, Ser 2023-1A, Cl A
6.420%, 11/20/2053(A)	989	1,004
Goldentree Loan Management US CLO, Ser 2018-3A, Cl D
8.436%, TSFR3M + 3.112%, 04/20/2030(A)(D)	500	502
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl B
2.940%, 01/20/2049(A)	89	68
Greystone CRE Notes, Ser 2024-HC3, Cl D
10.661%, TSFR1M + 5.333%, 03/15/2041(A)(D)	250	249
Halsey Point CLO I, Ser 2019-1A, Cl F
13.786%, TSFR3M + 8.462%, 01/20/2033(A)(D)	290	275
Hayfin US XV, Ser 2024-15A, Cl D1
9.597%, TSFR3M + 4.260%, 04/28/2037(A)(D)	300	298
Hilton Grand Vacations Trust, Ser 2024-2A, Cl B
5.650%, 03/25/2038(A)	978	983
Hilton Grand Vacations Trust, Ser 2024-2A, Cl C
5.990%, 03/25/2038(A)	978	983
Hilton Grand Vacations Trust, Ser 2024-2A, Cl D
6.910%, 03/25/2038(A)	978	983
HINNT, Ser 2024-A, Cl D
7.000%, 03/15/2043(A)	937	910
Marlette Funding Trust, Ser 2024-1A, Cl B
6.070%, 07/17/2034(A)	1,000	1,004
Mountain View CLO XVI, Ser 2024-1A, Cl DR
9.519%, TSFR3M + 4.190%, 04/15/2034(A)(D)	460	454
MVW, Ser 2020-1A, Cl A
1.740%, 10/20/2037(A)	1,275	1,201
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069(A)	1,096	963

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069(A)	$1,159	$1,008
Navient Private Education Refi Loan Trust, Ser 2024-A, Cl A
5.660%, 10/15/2072(A)	1,000	1,004
Navient Private Education Refi Loan Trust, Ser 2024-A, Cl B
6.070%, 10/15/2072(A)	1,000	1,014
NBC Funding, Ser 2024-1A, Cl A2
6.750%, 07/30/2054(A)	1,000	1,013
Neuberger Berman Loan Advisers CLO, Ser 2021-33A, Cl DR
8.489%, TSFR3M + 3.162%, 10/16/2033(A)(D)	500	496
Neuberger Berman Loan Advisers CLO, Ser 2021-44A, Cl E
11.589%, TSFR3M + 6.262%, 10/16/2034(A)(D)	490	486
Ocean Trails CLO IX, Ser 2021-9A, Cl DR
9.340%, TSFR3M + 4.012%, 10/15/2034(A)(D)	500	498
Ocean Trails CLO XIV, Ser 2023-14A, Cl A1
7.325%, TSFR3M + 2.000%, 01/20/2035(A)(D)	650	652
OCP CLO, Ser 2024-27A, Cl DR
8.674%, TSFR3M + 3.350%, 07/16/2035(A)(D)	360	358
Octagon Investment Partners 32, Ser 2017-1A, Cl D
8.990%, TSFR3M + 3.662%, 07/15/2029(A)(D)	250	249
Octane Receivables Trust, Ser 2024-1A, Cl C
5.820%, 05/20/2030(A)	1,000	997
Octane Receivables Trust, Ser 2024-2A, Cl C
5.900%, 07/20/2032(A)	1,000	1,001
OZLM XI, Ser 2017-11A, Cl BR
7.891%, TSFR3M + 2.562%, 10/30/2030(A)(D)	600	599
Pagaya AI Debt Trust, Ser 2023-8, Cl A
7.299%, 06/16/2031(A)	852	862
Pagaya AI Debt Trust, Ser 2023-8, Cl B
7.958%, 06/16/2031(A)	999	1,014
Palmer Square Loan Funding, Ser 2024-3A, Cl CR
8.329%, TSFR3M + 3.000%, 04/15/2031(A)(D)	430	429
Parallel, Ser 2020-1A, Cl CR
7.586%, TSFR3M + 2.262%, 07/20/2029(A)(D)	750	748
Peace Park CLO, Ser 2021-1A, Cl E
11.586%, TSFR3M + 6.262%, 10/20/2034(A)(D)	400	401

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054(A)	$1,000	$997
PVOne, Ser 2023-1A, Cl A
7.250%, 07/16/2035(A)	604	599
Rad CLO, Ser 2023-22A, Cl B
8.042%, TSFR3M + 2.670%, 01/20/2037(A)(D)	950	956
Rockford Tower CLO, Ser 2023-1A, Cl C
8.551%, TSFR3M + 3.200%, 01/20/2036(A)(D)	800	804
Sculptor CLO XXVI, Ser 2021-26A, Cl E
12.836%, TSFR3M + 7.512%, 07/20/2034(A)(D)	450	449
Signal Rail I, Ser 2024-1A, Cl A
5.670%, 05/17/2054(A)	1,000	1,009
Signal Rail I, Ser 2024-1A, Cl B
6.110%, 05/17/2054(A)	1,000	1,009
SMB Private Education Loan Trust, Ser 2021-A, Cl D1
3.860%, 01/15/2053(A)	298	257
SMB Private Education Loan Trust, Ser 2024-C, Cl A1A
5.500%, 06/17/2052(A)	986	994
Store Master Funding I-VII XIV XIX XX XXIV, Ser 2023-1A, Cl A2
6.920%, 06/20/2053(A)	1,095	1,110
Stream Innovations Issuer Trust, Ser 2024-1A, Cl A
6.270%, 07/15/2044(A)	1,000	1,000
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054(A)	1,000	1,008
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054(A)	1,000	1,015
Sunnova Helios II, Ser 2019-AA, Cl C
5.320%, 06/20/2046(A)	384	308
Sunnova Hestia II Issuer, Ser 2024-GRID1, Cl 1A
5.630%, 07/20/2051(A)	1,000	1,001
Sunrun Atlas Issuer, Ser 2019-2, Cl A
3.610%, 02/01/2055(A)	372	339
Textainer Marine Containers VII, Ser 2021-2A, Cl A
2.230%, 04/20/2046(A)	1,120	1,002
Trinitas CLO XXVI, Ser 2024-26A, Cl C
8.275%, TSFR3M + 2.950%, 01/20/2035(A)(D)	430	430
Triumph Rail Holdings, Ser 2021-2, Cl A
2.150%, 06/19/2051(A)	861	784
Voya CLO, Ser 2021-3A, Cl DR
12.536%, TSFR3M + 7.212%, 04/20/2034(A)(D)	260	259
VR Funding, Ser 2020-1A, Cl B
4.220%, 11/15/2050(A)	200	185

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Whitebox CLO IV, Ser 2023-4A, Cl A1
7.475%, TSFR3M + 2.150%, 04/20/2036(A)(D)	$770	$774
Whitehorse XII, Ser 2018-12A, Cl D
9.240%, TSFR3M + 3.912%, 10/15/2031(A)(D)	250	248
		57,039

Total Asset-Backed Securities
(Cost $70,556) ($ Thousands)		70,635

MORTGAGE-BACKED SECURITIES — 10.7%
Agency Mortgage-Backed Obligations — 1.0%
FHLMC
6.000%, 12/01/2052	73	74
FHLMC REMIC CMO, Ser 2020-5012, Cl DI, IO
4.000%, 09/25/2050	501	102
FHLMC REMIC CMO, Ser 2020-5020, Cl IH, IO
3.000%, 08/25/2050	437	74
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl B1
10.135%, SOFR30A + 4.800%, 10/25/2050(A)(D)	210	240
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl B1
8.335%, SOFR30A + 3.000%, 12/25/2050(A)(D)	630	683
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M2
7.135%, SOFR30A + 1.800%, 01/25/2051(A)(D)	110	111
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl B1
8.385%, SOFR30A + 3.050%, 01/25/2034(A)(D)	590	631
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl B1
10.085%, SOFR30A + 4.750%, 02/25/2042(A)(D)	510	544
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
9.085%, SOFR30A + 3.750%, 02/25/2042(A)(D)	500	525
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.535%, SOFR30A + 2.200%, 05/25/2042(A)(D)	457	464
FNMA REMIC CMO, Ser 2015-30, Cl SJ, IO
0.150%, 05/25/2045(D)	1,147	92
FNMA REMIC CMO, Ser 2017-104, Cl SB, IO
0.700%, 01/25/2048(D)	808	84

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-62, Cl GI, IO
4.000%, 06/25/2048	$895	$180
GNMA REMIC CMO, Ser 2010-9, Cl XD, IO
1.157%, 01/16/2040(D)	904	99
GNMA REMIC CMO, Ser 2013-124, Cl CS, IO
0.597%, 08/20/2043(D)	97	9
GNMA REMIC CMO, Ser 2015-111, Cl IM, IO
4.000%, 08/20/2045	1,108	166
GNMA REMIC CMO, Ser 2016-109, Cl IH, IO
4.000%, 10/20/2045	627	97
GNMA REMIC CMO, Ser 2016-27, Cl IA, IO
4.000%, 06/20/2045	240	28
GNMA REMIC CMO, Ser 2017-112, Cl SJ, IO
0.207%, 07/20/2047(D)	971	76
GNMA REMIC CMO, Ser 2018-122, Cl SE, IO
0.747%, 09/20/2048(D)	371	36
GNMA REMIC CMO, Ser 2018-122, Cl HS, IO
0.747%, 09/20/2048(D)	268	31
GNMA REMIC CMO, Ser 2018-124, Cl SN, IO
0.747%, 09/20/2048(D)	1,227	134
GNMA REMIC CMO, Ser 2018-67, Cl PS, IO
0.747%, 05/20/2048(D)	1,156	115
GNMA REMIC CMO, Ser 2018-7, Cl DS, IO
0.247%, 01/20/2048(D)	2,205	184
GNMA REMIC CMO, Ser 2019-1, Cl SN, IO
0.597%, 01/20/2049(D)	192	18
GNMA REMIC CMO, Ser 2019-110, Cl SD, IO
0.647%, 09/20/2049(D)	542	52
GNMA REMIC CMO, Ser 2019-110, Cl SE, IO
0.647%, 09/20/2049(D)	706	72
GNMA REMIC CMO, Ser 2019-151, Cl NI, IO
3.500%, 10/20/2049	1,755	293
GNMA REMIC CMO, Ser 2019-6, Cl SA, IO
0.597%, 01/20/2049(D)	153	14
GNMA REMIC CMO, Ser 2019-78, Cl SE, IO
0.647%, 06/20/2049(D)	123	12
GNMA REMIC CMO, Ser 2020-78, Cl DI, IO
4.000%, 06/20/2050	656	136

		5,376
Non-Agency Mortgage-Backed Obligations — 9.7%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
7.164%, TSFR1M + 1.836%, 09/15/2034(A)(D)	280	255
A&D Mortgage Trust, Ser 2024-NQM3, Cl A1
6.451%, 07/25/2069(A)(C)	1,000	1,002
ACE Securities Home Equity Loan Trust, Ser 2004-HE3, Cl M1
6.390%, TSFR1M + 1.044%, 11/25/2034(D)	261	258

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2005-81, Cl A1
6.020%, TSFR1M + 0.674%, 02/25/2037(D)	$415	$331
BANK, Ser 2022-BNK43, Cl D
3.000%, 08/15/2055(A)	234	162
BANK, Ser 2022-BNK44, Cl D
4.000%, 11/15/2032(A)(D)	600	455
BANK, Ser 2023-BNK46, Cl XA, IO
0.749%, 08/15/2056(D)	3,407	134
Benchmark Mortgage Trust, Ser 2019-B11, Cl XA, IO
1.150%, 05/15/2052(D)	10,236	349
Benchmark Mortgage Trust, Ser 2023-V3, Cl D
4.000%, 07/15/2056(A)	500	413
BIG Commercial Mortgage Trust, Ser 2022-BIG, Cl F
10.764%, TSFR1M + 5.436%, 02/15/2039(A)(D)	480	465
BRAVO Residential Funding Trust, Ser 2022-NQM2, Cl A1
4.272%, 11/25/2061(A)(D)	1,074	1,040
BRAVO Residential Funding Trust, Ser 2022-R1, Cl A
3.125%, 01/29/2070(A)(C)	637	600
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl J
9.334%, TSFR1M + 4.004%, 10/15/2038(A)(D)	352	343
BX Trust, Ser 2021-ARIA, Cl E
7.688%, TSFR1M + 2.359%, 10/15/2036(A)(D)	550	539
BX Trust, Ser 2021-SDMF, Cl F
7.381%, TSFR1M + 2.051%, 09/15/2034(A)(D)	297	285
BX Trust, Ser 2024-CNYN, Cl D
8.019%, TSFR1M + 2.690%, 04/15/2029(A)(D)	537	531
CAFL Issuer, Ser 2023-RTL1, Cl A1
7.553%, 12/28/2030(A)(C)	520	523
CFK Trust, Ser 2020-MF2, Cl E
3.573%, 03/15/2039(A)(D)	250	179
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl B
4.727%, 09/10/2058(D)	300	277
Connecticut Avenue Securities Trust, Ser 2018-C01, Cl 1B1
9.000%, SOFR30A + 3.664%, 07/25/2030(D)	570	612
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1B1
9.550%, SOFR30A + 4.214%, 07/25/2039(A)(D)	450	471

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1B1
8.435%, SOFR30A + 3.100%, 10/25/2041(A)(D)	$1,020	$1,050
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1B1
8.085%, SOFR30A + 2.750%, 12/25/2041(A)(D)	680	694
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M2
8.335%, SOFR30A + 3.000%, 04/25/2042(A)(D)	386	400
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1B1
10.885%, SOFR30A + 5.550%, 01/25/2043(A)(D)	300	332
CSMC Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037(A)	320	182
CSMC Trust, Ser 2017-RPL1, Cl M2
2.973%, 07/25/2057(A)(D)	1,190	885
Ellington Financial Mortgage Trust, Ser 2020-1, Cl B1
5.095%, 05/25/2065(A)(D)	600	616
ELM Trust, Ser 2024-ELM, Cl D15
6.674%, 06/10/2039(A)(D)	1,000	1,001
ELM Trust, Ser 2024-ELM, Cl B15
5.995%, 06/10/2039(A)(D)	1,000	1,001
ELM Trust, Ser 2024-ELM, Cl C15
6.189%, 06/10/2039(A)(D)	1,000	1,001
ELM Trust, Ser 2024-ELM, Cl A15
5.801%, 06/10/2039(A)(D)	1,000	1,001
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.795%, 11/10/2039(A)(D)	380	394
GCAT Trust, Ser 2024-INV2, Cl A14
6.000%, 06/25/2054(A)(D)	1,000	988
GS Mortgage Securities II Trust, Ser 2024-70P, Cl E
9.263%, 03/10/2041(A)(D)	400	401
GS Mortgage Securities Trust, Ser 2015-GC30, Cl C
4.203%, 05/10/2050(D)	240	219
GS Mortgage Securities Trust, Ser 2015-GC32, Cl D
3.345%, 07/10/2048	380	343
GS Mortgage Securities Trust, Ser 2018-LUAU, Cl G
10.076%, TSFR1M + 4.747%, 11/15/2032(A)(D)	500	492
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl C
9.626%, TSFR1M + 4.297%, 09/15/2031(A)(D)	1,754	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl F
8.845%, TSFR1M + 3.514%, 12/15/2036(A)(D)	$595	$565
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl M1
6.560%, 10/25/2056(D)	1,000	998
Harvest Commercial Capital Loan Trust, Ser 2024-1, Cl A
6.164%, 10/25/2056	1,000	1,000
Impac CMB Trust, Ser 2005-4, Cl 1M1
6.105%, TSFR1M + 0.544%, 05/25/2035(D)	493	442
Imperial Fund Mortgage Trust, Ser 2022-NQM4, Cl A2
5.040%, 06/25/2067(A)(C)	854	841
JP Morgan Mortgage Trust, Ser 2024-5, Cl A9A
6.000%, 11/25/2054(A)(D)	1,000	984
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl C
4.879%, 01/15/2049(D)	80	71
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Cl FFL
8.467%, TSFR1M + 3.139%, 07/05/2033(A)(D)	910	601
Legacy Mortgage Asset Trust, Ser 2021-GS1, Cl A2
6.844%, 10/25/2066(A)(C)	679	682
Morgan Stanley Capital I Trust, Ser 2015-BS8, Cl C
4.710%, 12/15/2048(D)	190	170
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
5.748%, 06/26/2036(A)(C)	165	149
MSWF Commercial Mortgage Trust, Ser 2023-2, Cl C
7.252%, 12/15/2056(D)	290	301
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl M10
8.700%, SOFR30A + 3.364%, 10/25/2049(A)(D)	486	486
Multifamily Connecticut Avenue Securities Trust, Ser 2020-01, Cl M10
9.200%, SOFR30A + 3.864%, 03/25/2050(A)(D)	471	472
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
6.510%, TSFR1M + 1.164%, 01/25/2048(A)(D)	228	224
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
3.074%, TSFR1M + 0.544%, 03/26/2036(A)(D)	149	141

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2024-NQM8, Cl A3
6.588%, 05/25/2064(A)(C)	$992	$995
OBX Trust, Ser 2024-NQM8, Cl A2
6.436%, 05/25/2064(A)(C)	992	994
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.149%, SOFR30A + 3.814%, 11/27/2031(A)(D)	152	152
PRKCM Trust, Ser 2023-AFC1, Cl A3
7.304%, 02/25/2058(A)(C)	247	244
PRKCM Trust, Ser 2024-HOME1, Cl A3
6.785%, 05/25/2059(A)(C)	1,000	1,004
PRKCM Trust, Ser 2024-HOME1, Cl M1
6.861%, 05/25/2059(A)(D)	1,000	1,006
PRKCM Trust, Ser 2024-HOME1, Cl B1
7.736%, 05/25/2059(A)(D)	1,000	992
RALI Series Trust, Ser 2007-QO2, Cl A1
5.610%, TSFR1M + 0.264%, 02/25/2047(D)	788	263
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl M
4.250%, 11/25/2059(A)(D)	830	770
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl M
4.250%, 05/25/2060(A)(D)	640	592
Seasoned Credit Risk Transfer Trust, Ser 2022-1, Cl M
4.500%, 11/25/2061(A)(D)	320	256
SMRT, Ser 2022-MINI, Cl D
7.279%, TSFR1M + 1.950%, 01/15/2039(A)(D)	550	539
Soho Trust, Ser 2021-SOHO, Cl D
2.787%, 08/10/2038(A)(D)	440	253
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A2
1.395%, 06/25/2056(A)(D)	975	816
Starwood Mortgage Residential Trust, Ser 2022-1, Cl A1
2.447%, 12/25/2066(A)(D)	997	866
Starwood Mortgage Residential Trust, Ser 2022-3, Cl A1
4.161%, 03/25/2067(A)(D)	858	819
Towd Point Mortgage Trust, Ser 2019-4, Cl B1B
3.500%, 10/25/2059(A)(D)	640	499
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A1
6.290%, 05/25/2064(A)(D)	1,000	1,004
Towd Point Mortgage Trust, Ser 2024-CES3, Cl A2
6.413%, 05/25/2064(A)(D)	1,000	1,005
Trust, Ser 2023-MIC, Cl B
9.863%, 12/05/2038(A)(D)	270	288

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Unlock HEA Trust, Ser 2024-1, Cl A
7.000%, 04/25/2039(A)	$1,092	$1,075
Velocity Commercial Capital Loan Trust, Ser 2019-3, Cl M5
4.730%, 10/25/2049(A)(D)	1,368	1,083
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl A
6.650%, 06/25/2054(A)(D)	1,000	1,023
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M1
6.870%, 06/25/2054(A)(D)	1,000	1,006
Velocity Commercial Capital Loan Trust, Ser 2024-3, Cl M2
7.230%, 06/25/2054(A)(D)	1,000	1,005
Verus Securitization Trust, Ser 2022-INV1, Cl B1
5.834%, 08/25/2067(A)(D)	321	305
Verus Securitization Trust, Ser 2023-8, Cl A3
6.968%, 12/25/2068(A)(C)	311	313
Verus Securitization Trust, Ser 2024-1, Cl A3
6.118%, 01/25/2069(A)(C)	633	629
Verus Securitization Trust, Ser 2024-4, Cl A3
6.674%, 06/25/2069(A)(C)	1,000	1,004
Verus Securitization Trust, Ser 2024-4, Cl A2
6.572%, 06/25/2069(A)(C)	1,000	1,005
Verus Securitization Trust, Ser 2024-4, Cl B1
7.643%, 06/25/2069(A)(D)	360	360
Vista Point Securitization Trust, Ser 2024-CES1, Cl M1
7.482%, 05/25/2054(A)(C)	1,000	1,008
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR16, Cl 2A2
4.356%, 12/25/2036(D)	453	383
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC18, Cl B
3.959%, 12/15/2047	390	383
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
6.578%, 04/25/2036(D)	280	259

		52,880
Total Mortgage-Backed Securities
(Cost $60,051) ($ Thousands)		58,256

	Shares
COMMON STOCK — 10.4%

Communication Services — 0.6%
4imprint Group PLC	1,567	116
Freenet AG	7,110	189
iHeartMedia Inc *	168,843	184
Intelsat Jackson Holdings *(F)	22,561	857

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Verizon Communications Inc	49,970	$2,061

		3,407
Consumer Discretionary — 0.5%
Best Buy Co Inc	11,005	927
Bosideng International Holdings Ltd	183,920	115
McDonald's Corp	1,109	283
Restaurant Brands International Inc	17,937	1,264

		2,589
Consumer Staples — 2.3%
Altria Group Inc	45,401	2,068
Clorox Co/The	5,600	764
Coca-Cola Co/The	28,995	1,846
Colgate-Palmolive Co	1,237	120
Flowers Foods Inc	10,839	241
General Mills Inc	20,018	1,266
Kimberly-Clark Corp	12,398	1,714
Mondelez International Inc, Cl A	2,052	134
PepsiCo Inc	10,058	1,659
Philip Morris International Inc	17,026	1,725
Procter & Gamble Co/The	3,592	592
Vector Group Ltd	6,784	72

		12,201
Energy — 1.6%
Chevron Corp	9,666	1,512
Chord Energy Corp	2,163	363
Civitas Resources Inc	3,555	245
Diamondback Energy Inc, Cl A	7,303	1,462
DT Midstream Inc	4,865	346
Enbridge Inc	35,158	1,251
Gaztransport Et Technigaz SA	1,884	246
International Seaways Inc	1,872	111
Noble Corp PLC	7,982	356
Peyto Exploration & Development Corp, Cl Common Subs. Receipt	10,308	110
Summit Midstream Partners LP *	24,250	862
Williams Cos Inc/The	41,679	1,771

		8,635
Financials — 1.6%
American Financial Group Inc/OH	4,029	496
Aviva PLC	137,502	828
Bank Mandiri Persero Tbk PT	1,846,204	693
Bank OZK	5,526	227
CME Group Inc, Cl A	8,803	1,731
Cohen & Steers Inc	1,416	103
DBS Group Holdings Ltd	62,482	1,650
Federated Hermes Inc, Cl B	4,518	149
Independent Bank Corp	2,215	112
Malayan Banking Bhd	284,010	600
OneMain Holdings Inc, Cl A	5,990	290
Schroders PLC	45,634	210
TBC Bank Group PLC	2,816	91

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Victory Capital Holdings Inc, Cl A	1,734	$83
Westpac Banking Corp	77,004	1,400

		8,663
Health Care — 1.9%
AbbVie Inc	12,277	2,106
Amgen Inc, Cl A	4,853	1,516
Bristol-Myers Squibb Co	31,318	1,301
Gilead Sciences Inc	19,811	1,359
Johnson & Johnson	13,700	2,002
Medtronic PLC	14,066	1,107
Merck & Co Inc	3,836	475
Roche Holding AG	1,858	566

		10,432
Industrials — 0.6%
Aena SME SA	3,863	778
Automatic Data Processing Inc	645	154
COMSYS Holdings Corp	6,029	116
Illinois Tool Works Inc	417	99
MSC Industrial Direct Co Inc, Cl A	2,443	194
PACCAR Inc	15,962	1,643
Societe BIC SA	1,198	71
Watsco Inc	687	318

		3,373
Information Technology — 0.5%
Cisco Systems Inc	26,711	1,269
Qlik, Cl A *(F)	56	88
Qlik, Cl B *	13,812	—
Texas Instruments Inc	7,708	1,499

		2,856
Materials — 0.3%
Arctic Canadian Diamond Company Ltd *(F)	824	142
LyondellBasell Industries NV, Cl A	13,537	1,295
Sonoco Products Co	4,872	247

		1,684
Real Estate — 0.5%
Apple Hospitality REIT Inc ‡	11,976	174
Essential Properties Realty Trust Inc ‡	8,712	241
Gaming and Leisure Properties Inc ‡	14,040	635
Innovative Industrial Properties Inc, Cl A ‡	1,511	165
VICI Properties Inc, Cl A ‡	51,010	1,461

		2,676
Total Common Stock
(Cost $52,816) ($ Thousands)		56,516

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 8.9%
19th Holdings Golf, LLC, Initial Term Loan, 1st Lien
8.678%, CME Term SOFR + 3.000%, 02/07/2029 (D)	$454	$448
Accession Risk Management Group, Inc, 2023 Delayed Draw Term Loan, 1st Lien
11.347%, 11/01/2029	31	31
11.326%, 11/01/2029	22	22
Accession Risk Management Group, Inc, Term Loan, 1st Lien
11.347%, 11/01/2029	100	100
11.330%, 11/01/2029	92	91
11.302%, 11/01/2029	46	45
10.997%, 11/01/2029	40	40
10.980%, 11/01/2029	170	169
10.952%, 11/01/2029	105	104
Acrisure, LLC, Term Loan, 1st Lien
9.829%, 11/11/2030 (D)	335	336
8.944%, Syn LIBOR + 3.500%, 02/15/2027 (D)	106	106
ADS Tactical, Inc, Term Loan, 1st Lien
11.194%, 03/19/2026 (D)	928	929
Allen Media, LLC, Initial Term Loan, 1st Lien
10.959%, 02/10/2027 (D)	702	520
Allied Universal Holdco, LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien
9.194%, CME Term SOFR + 3.750%, 05/12/2028 (D)	552	550
Allwyn Entertainment, Term Loan, 1st Lien
0.000%, 05/30/2031 (G)	230	230
Alterra Mountain Company, Term B-4 Loan, 1st Lien
8.579%, 08/17/2028	271	271
AmaWaterways, Term Loan, 1st Lien
8.829%, 05/01/2031 (D)	200	200
Amentum Goverment Services Holdings, LLC, Term Loan, 1st Lien
9.344%, 02/15/2029 (D)	204	205
Apollo Commercial Real Estate Finance, Inc, Initial Term Loan, 1st Lien
8.194%, 05/15/2026 (D)	19	19
Apollo Commercial Real Estate Finance, Inc, Term B-1 Loan, 1st Lien
8.944%, CME Term SOFR + 3.500%, 03/11/2028 (D)	317	305
Aquen Island Holdings, Inc, Initial Term Loan, 1st Lien
8.958%, 08/02/2028 (D)	455	455
Arcis Golf, LLC, Term Loan, 1st Lien
9.193%, 11/24/2028	688	688
Arctic Canadian Diamond Company, Ltd, Term Loan, 1st Lien
10.000%, 06/30/2026 (F)	814	815

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Assured Partners, Term Loan, 1st Lien
8.829%, 02/14/2031	$300	$301
Asurion, LLC, Term B-4 Loan, 2nd Lien
10.708%, 01/20/2029 (D)	200	184
Asurion, LLC, Term B-9 Loan, 1st Lien
8.708%, 07/31/2027 (D)	245	241
Autokiniton Group, Term Loan, 1st Lien
9.444%, 04/06/2028	214	215
B.C., ULC, Term B-6 Loan, 1st Lien
7.079%, 09/20/2030	220	219
BHN Merger, Term Loan, 1st Lien
10.329%, 03/12/2029 (D)	260	260
Blackstone Mortgage Trust, Inc, Initial Term Loan, 1st Lien
2.342%, 04/23/2026	360	353
Bleriot US Bidco, Inc, Term Loan, 1st Lien
9.571%, 10/31/2030	225	226
Brown Group Holdings, LLC, Initial Term Loan, 1st Lien
8.179%, CME Term SOFR + 2.750%, 06/07/2028 (D)	220	219
Caesars Entertainment, Inc, Incremental Term B-1 Loan, 1st Lien
8.097%, CME Term SOFR + 2.750%, 02/06/2031 (D)	520	520
Caesars Entertainment, Inc, Term B Loan, 1st Lien
8.097%, 02/06/2030 (D)	218	218
Cardinal Parent, Inc, Initial Term Loan, 1st Lien
9.519%, CME Term SOFR + 4.500%, 11/12/2027 (D)	542	507
CBS Radio/Entercom Media, Term Loan, 1st Lien
11.444%, 08/19/2024	43	43
Chariot Buyer, LLC, Initial Term Loan, 1st Lien
8.694%, 11/03/2028 (D)	562	561
Chromalloy Corp, Term Loan, 1st Lien
9.058%, 03/27/2031	170	170
Citadel Securities, LP, Term Loan, 1st Lien
7.579%, 07/29/2030 (D)	501	502
Clarios Global, LP, Term Loan, 1st Lien
8.329%, 05/06/2030 (D)	219	219
Clark Equipment Company, Term B Loan, 1st Lien
7.902%, 04/20/2029 (D)	86	86
Cloudera, Inc, Initial Term Loan, 2nd Lien
11.429%, 10/08/2029 (D)	140	138
Community Brands, Term Loan, 1st Lien
0.000%, 06/13/2029 (F)(G)	140	139
Copeland, Term Loan, 1st Lien
0.000%, 06/18/2031 (G)	50	50

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cotiviti Holdings, Inc, Term Loan, 1st Lien
8.579%, 05/01/2031 (D)	$380	$378
CTC Holdings/Chicago Trading Company, Term Loan, 1st Lien
10.477%, 02/20/2029 (D)	230	229
DCert Buyer, Inc, First Amendment Refinancing Loan, 2nd Lien
12.329%, CME Term SOFR + 7.000%, 02/19/2029 (D)	490	434
DCert Buyer, Inc, Initial Term Loan, 1st Lien
9.329%, CME Term SOFR + 4.000%, 10/16/2026 (D)	610	594
Diamond Sports Group, LLC, Dip Term Loan, 1st Lien
10.167%, 12/02/2024	46	64
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.458%, CME Term SOFR + 5.000%, 08/02/2027 (D)	357	357
Drake Software/Taxwell, Term Loan, 1st Lien
0.000%, 06/17/2031 (G)	800	792
DS Parent, Term Loan, 1st Lien
10.835%, 01/31/2031	620	617
Energize Holdco, LLC, Initial Term Loan, 1st Lien
9.194%, 12/08/2028 (D)	1,166	1,167
Engineered Machinery Holdings, Inc, Incremental Amendment No. 4 Term Loan, 1st Lien
7.652%, EURIBOR + 3.750%, 05/21/2028 (D)	317	339
Engineered Machinery Holdings, Inc, Incremental Amendment No. 5 Term Loan, 1st Lien
9.346%, 05/19/2028 (D)	707	709
Entercom Media Corp, Term B-2 Loan, 1st Lien
8.091%, CME Term SOFR + 2.500%, 11/18/2024 (D)	1,140	536
Epic Y-Grade, Term B Loan, 1st Lien
11.058%, 06/29/2029	875	873
EyeCare Partners, Second Out Term Loan, 1st Lien
10.037%, 11/30/2028	657	400
EyeCare Partners, Third Out Term Loan, 1st Lien
0.000%, 11/30/2028 (G)	65	11
First Brands Group, LLC, Incremental Term Loan, 1st Lien
10.591%, 03/30/2027	539	535
First Brands Group, LLC, Term Loan, 1st Lien
10.591%, CME Term SOFR + 5.000%, 03/30/2027 (D)	575	570

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
First Brands Group, LLC, Term Loan, 2nd Lien
14.141%, 03/30/2028	$1,200	$1,155
First Eagle, Term Loan, 1st Lien
8.330%, 02/22/2029	180	179
Flutter Financing, Term Loan, 1st Lien
7.559%, 11/25/2030 (D)	458	458
Focus Financial Partners, LLC, Term Loan, 1st Lien
8.079%, 06/30/2028	312	312
7.829%, 06/30/2028	276	275
Four Seasons Holdings, Inc, Term Loan, 1st Lien
7.329%, 11/30/2029	170	170
Gainwell Acquisition Corp, Term B Loan, 1st Lien
9.435%, CME Term SOFR + 4.000%, 10/01/2027 (D)	1,459	1,411
Garda World Security Corporation, Term Loan, 1st Lien
9.594%, 02/01/2029	399	401
Genesee & Wyoming, Inc, Initial Term Loan, 1st Lien
7.301%, 04/10/2031	230	230
Getty Images, Inc, Initial Dollar Term Loan, 1st Lien
9.909%, CME Term SOFR + 4.500%, 02/19/2026 (D)	334	334
Global Medical Response Inc., Extended Term Loan, 1st Lien
10.848%, CME Term SOFR + 5.500%, 10/31/2028 (D)	525	508
Global Tel Link Corporation, Term Loan, 1st Lien
9.679%, CME Term SOFR + 0.040%, 11/29/2025 (D)	164	162
Gray Television, Inc, Term D Loan, 1st Lien
8.444%, 12/01/2028	376	338
0.000%, 05/23/2029 (G)	110	105
GTCR, LLC, Initial Term Loan, 1st Lien
8.309%, 01/31/2031 (D)	320	320
Harbor Freight Tools, Term Loan, 1st Lien
7.828%, 06/05/2031 (D)	280	279
Icebox Holdco III, Inc, Initial Term Loan, 1st Lien
9.071%, 12/22/2028	760	761
Icebox Holdco III, Inc, Initial Term Loan, 2nd Lien
12.321%, 12/21/2029	225	227
Indy US Holdco, LLC, Term Loan, 1st Lien
0.000%, 03/06/2028 (G)	210	210
Isolved, Inc, Term B-1 Loan, 1st Lien
8.829%, 10/15/2030	320	321

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Jane Street Group, Term Loan, 1st Lien
7.944%, 01/26/2028 (D)	$514	$513
Jazz Pharmaceuticals, PLC, Term B-1 Loan, 1st Lien
8.444%, 05/05/2028	201	202
Johnstone Supply, LLC, Initial Term Loan, 1st Lien
8.328%, CME Term SOFR + 3.000%, 06/09/2031 (D)	90	90
Knight Health Holdings, LLC, Term B Loan, 1st Lien
10.694%, 12/23/2028	127	59
LABL, Inc, Initial Dollar Term Loan, 1st Lien
10.444%, CME Term SOFR + 5.000%, 10/29/2028 (D)	385	380
Learsfield Communications, LLC, Term Loan, 1st Lien
10.829%, 06/30/2028	627	629
Lids Holdings, Inc, Initial Term Loan, 1st Lien
10.994%, 12/14/2026	690	688
Lifepoint Health, Inc, Term Loan, 1st Lien
10.056%, 11/16/2028 (D)	758	761
9.329%, 05/09/2031	100	100
Lorca Co-Borrower, LLC, Term B Loan, 1st Lien
0.000%, 04/17/2031 (G)	110	110
Loyalty Ventures, Inc, Term B Loan, 1st Lien
13.750%, 11/03/2027 (B)	829	6
LRS Holdings, LLC, Intial Term Loan, 1st Lien
9.694%, 08/31/2028	406	365
LTR Intermediate, Term B Loan, 1st Lien
9.944%, 05/05/2028	310	304
Magenta Buyer, LLC, Initial Term Loan, 1st Lien
10.591%, CME Term SOFR + 5.000%, 07/27/2028 (D)	412	227
Medline Borrower, LP, Refinancing Term Loan, 1st Lien
8.094%, CME Term SOFR + 2.750%, 10/23/2028 (D)	330	330
MH Sub I, LLC (Micro Holding Corp), 2023 May Incremental Term Loan, 1st Lien
9.594%, CME Term SOFR + 4.250%, 05/03/2028 (D)	319	319
Mitchell International, Term Loan, 1st Lien
8.579%, 06/06/2031	420	416
Modena Buyer, LLC, Term Loan, 1st Lien
0.000%, 04/18/2031 (G)	420	409
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.859%, CME Term SOFR + 4.250%, 09/01/2028 (D)	258	213

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MRI Software, LLC, Term Loan, 1st Lien
10.902%, 02/10/2027	$534	$526
Neptune BidCo US, Inc, Term A Loan, 1st Lien
10.156%, 10/11/2028 (D)	782	733
Nexus Buyer, LLC, Term Loan, 1st Lien
9.844%, 12/13/2028 (D)	610	610
Osaic Holdings, Inc, Term B-3 Loan, 1st Lien
9.344%, CME Term SOFR + 4.000%, 08/17/2028 (D)	249	250
Osmosis Buyer Limited, Delayed Term Loan, 1st Lien
9.579%, 07/31/2028	242	242
9.579%, 07/31/2028	28	28
PDS HoldCo Inc, Delayed Draw Term Loan, 1st Lien
10.109%, 08/18/2028	469	326
Peer Holdings III B.V., Term B4 Loan, 1st Lien
8.559%, 10/28/2030	440	440
Peer Holdings III B.V., Term B5 Loan, 1st Lien
8.329%, 06/23/2031	190	190
Peraton Corp, Term B Loan, 1st Lien
9.194%, CME Term SOFR + 3.750%, 02/01/2028 (D)	379	379
Phoenix Guarantor, Term B-4 Loan, 1st Lien
8.579%, 02/21/2031	226	225
Planview Parent, Inc, 2024-A Incremental Term Loan, 1st Lien
9.085%, 12/17/2027	551	550
Polyconcept, Initial Term Loan, 1st Lien
10.802%, 05/18/2029	411	401
Pretium PKG Holdings, Inc, Term A Loan, 1st Lien
9.827%, CME Term SOFR + 5.000%, 10/02/2028 (D)	786	807
Project Alpha Intermediate Holding, Inc, 2024 Refinancing Term Loan, 1st Lien
9.072%, 10/28/2030	230	231
Redstone HoldCo 2, LP, Initial Term Loan, 1st Lien
10.208%, CME Term SOFR + 4.750%, 04/27/2028 (D)	354	315
Ryan, LLC, Initial Term Loan, 1st Lien
8.828%, 11/14/2030	620	622
Sedgwick Claims Management Services, Inc (Lightning Cayman Merger Sub, Ltd.), 2023 Term Loan, 1st Lien
9.079%, 02/24/2028	227	227
Sedgwick Claims Management Services, Inc (Lightning Cayman Merger Sub, Ltd.), Term Loan, 1st Lien
0.000%, 06/27/2031 (G)	40	40

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SkyMiles IP Ltd. (Delta Air Lines, Inc), Initial Term Loan, 1st Lien
9.075%, CME Term SOFR + 3.750%, 10/20/2027 (D)	$206	$211
Soltera Health Holdings, LLC, Term B Loan, 1st Lien
8.578%, 05/23/2031	430	429
Spencer Gifts LLC (Spirit Halloween Superstores LLC), Term Loan, 1st Lien
11.429%, 06/19/2026	958	957
Tanzania Private, Term B Loan, 1st Lien
0.000%, 04/30/2031 (F)(G)	270	267
Team Services, LLC, Initial Term B Loan, Lien 1
0.000%, 12/20/2027 (G)	60	59
The GEO Group, Inc, Term Loan, 1st Lien
10.570%, 04/13/2029	230	234
The Michaels Companies, Inc, Term B Loan, 1st Lien
9.821%, LIBOR + 4.250%, 04/15/2028 (D)	99	89
Triton Water Holdings, Inc, Initial Term Loan, 1st Lien
8.846%, CME Term SOFR + 3.250%, 03/31/2028 (D)	518	518
Triton Water Holdings, Inc, Term B Loan, 1st Lien
9.302%, 03/31/2028 (D)	339	340
UFC Holdings, LLC, Term Loan, 1st Lien
8.336%, 04/29/2026	334	335
United Airlines, Term B Loan, 1st Lien
8.094%, 02/22/2031	350	350
Univision Communications, Inc, Term Loan, 1st Lien
8.944%, 01/23/2029	40	40
UST Global, Inc, Initial Term Loan, 1st Lien
8.942%, 11/20/2028	230	230
Virgin Media Bristol, LLC, N Facility, 1st Lien
7.943%, CME Term SOFR + 2.500%, 01/31/2028 (D)	685	654
Virgin Media Bristol, LLC, Y Facility, 1st Lien
8.656%, 03/31/2031 (D)	340	320
Virtusa Corporation, Term B Loan, 1st Lien
9.194%, 02/11/2028	906	907
8.092%, 06/13/2031	240	239
WIN Waste Innovations Holdings, Inc, Initial Term Loan, 1st Lien
8.194%, LIBOR + 2.750%, 03/24/2028 (D)	100	93
WW International, Inc, Initial Term Loan, 1st Lien
8.958%, CME Term SOFR + 3.500%, 04/13/2028 (D)	80	30

Description	Face Amount (Thousands)		Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wwex Uni TopCo Holdings, LLC, Initial Term Loan, 1st Lien
9.571%, 07/26/2028 (D)		$243	$244

Total Loan Participations
(Cost $50,724) ($ Thousands)			48,620

SOVEREIGN DEBT — 8.2%

Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050(A)		1,430	1,137
Angolan Government International Bond
9.375%, 05/08/2048		200	167
9.125%, 11/26/2049(A)		1,170	959
8.750%, 04/14/2032(A)		210	186
8.000%, 11/26/2029(A)		220	198
Argentine Republic Government International Bond
3.625%, 07/09/2024(C)		1,246	521
1.000%, 07/09/2029		262	150
0.750%, 07/09/2030(C)		2,610	1,470
0.500%, 07/09/2029	EUR	6	3
Bahrain Government International Bond MTN
5.625%, 05/18/2034(A)		$740	665
Benin Government International Bond
4.875%, 01/19/2032(A)	EUR	1,280	1,147
Brazil Government International Bond
5.333%, 02/15/2028		$80	78
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2031	BRL	3,679	600
Colombia Government International Bond
4.125%, 05/15/2051		$630	376
3.125%, 04/15/2031		530	417
3.000%, 01/30/2030		730	597
Cordoba Government International Bond
6.990%, 06/01/2027(A)(C)		226	193
Country Garden Holdings
8.000%, 01/27/2024(B)		200	15
Dominican Republic International Bond
7.450%, 04/30/2044		600	628
6.850%, 01/27/2045		460	453
6.500%, 02/15/2048(A)		1,270	1,201
4.875%, 09/23/2032		260	233
4.500%, 01/30/2030		550	499
Ecuador Government International Bond
2.500%, 07/31/2024(A)(C)		1,128	512
0.000%, 07/31/2030(A)(H)		329	157

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Egypt Government International Bond
8.875%, 05/29/2050(A)		$710	$539
8.700%, 03/01/2049(A)		320	241
8.500%, 01/31/2047		450	333
5.875%, 02/16/2031		430	334
El Salvador Government International Bond
9.250%, 04/17/2030(A)		170	151
Ethiopia International Bond
6.625%, 12/11/2024(B)		210	151
Guatemala Government Bond
6.125%, 06/01/2050(A)		530	481
4.900%, 06/01/2030(A)		280	265
4.875%, 02/13/2028		590	567
Indonesia Government International Bond
2.850%, 02/14/2030		900	798
1.100%, 03/12/2033	EUR	400	340
Iraq Government International Bond
5.800%, 01/15/2028		$140	131
Ivory Coast Government International Bond
7.625%, 01/30/2033(A)		620	601
6.625%, 03/22/2048	EUR	320	267
5.250%, 03/22/2030		390	380
4.875%, 01/30/2032(A)		1,210	1,085
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	30,000	203
7.875%, 07/28/2045		$740	866
Jordan Government International Bond
7.750%, 01/15/2028(A)		300	297
Mexican Bonos
8.500%, 05/31/2029	MXN	5,950	306
7.750%, 11/23/2034		41,410	1,953
5.750%, 03/05/2026		9,770	495
Mexico Government International Bond
6.000%, 05/07/2036		$290	282
3.771%, 05/24/2061		520	318
2.659%, 05/24/2031		720	591
Morocco Government International Bond
3.000%, 12/15/2032(A)		730	587
National Bank of Uzbekistan
4.850%, 10/21/2025		200	192
Nigeria Government International Bond
8.747%, 01/21/2031		1,280	1,183
7.696%, 02/23/2038(A)		690	535
Oman Government International Bond
6.250%, 01/25/2031(A)		773	795
Pakistan Government International Bond MTN
6.000%, 04/08/2026(A)		340	307
Paraguay Government International Bond
6.100%, 08/11/2044		300	289
5.600%, 03/13/2048		480	431
5.400%, 03/30/2050(A)		320	279

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Perusahaan Penerbit SBSN Indonesia III MTN
4.450%, 02/20/2029(A)		$330	$320
Provincia de Buenos Aires Government Bond MTN
6.375%, 09/01/2037(A)(C)		1,828	752
Qatar Government International Bond
5.103%, 04/23/2048(A)		620	604
4.817%, 03/14/2049(A)		690	645
4.625%, 06/02/2046		280	256
4.400%, 04/16/2050(A)		450	394
Republic of Kenya Government International Bond
9.750%, 02/16/2031(A)		540	518
Romanian Government International Bond
7.125%, 01/17/2033		550	579
6.375%, 01/30/2034		500	502
3.375%, 01/28/2050(A)	EUR	90	64
2.875%, 05/26/2028		650	656
2.875%, 03/11/2029		1,290	1,282
2.124%, 07/16/2031(A)		250	216
Saudi Government International Bond MTN
4.500%, 04/22/2060(A)		$1,070	867
3.250%, 10/22/2030(A)		430	386
South Africa Government International Bond
5.650%, 09/27/2047		950	717
4.850%, 09/27/2027		890	854
4.300%, 10/12/2028		200	184
Sri Lanka Government International Bond
7.550%, 03/28/2030(A)(B)		710	409
6.850%, 11/03/2025(B)		570	335
6.750%, 04/18/2028(A)(B)		360	211
Turkey Government International Bond
6.875%, 03/17/2036		60	56
6.500%, 09/20/2033		900	845
4.250%, 04/14/2026		530	510
Turkiye Government International Bond
7.625%, 04/26/2029		560	571
6.000%, 01/14/2041		1,980	1,644
Ukraine Government International Bond
9.750%, 11/01/2030(A)(B)		640	204
8.994%, 02/01/2026(B)		280	90
7.750%, 09/01/2025(B)		910	288
7.750%, 09/01/2029(B)		250	78
7.253%, 03/15/2035(A)(B)		420	121
Uruguay Government International Bond
3.875%, 07/02/2040	UYU	6,307	169

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Uzbekistan Government International Bond MTN
3.700%, 11/25/2030(A)	$460	$378

Total Sovereign Debt
(Cost $53,185) ($ Thousands)		44,840

	Shares
FOREIGN COMMON STOCK — 5.4%

Australia — 0.0%
Premier Investments Ltd	4,897	102

Canada — 0.6%
BCE Inc	4,069	132
Canadian Natural Resources Ltd	42,002	1,496
Great-West Lifeco Inc	14,862	433
Pembina Pipeline Corp, Cl Common Subs. Receipt	30,275	1,123

		3,184

France — 0.2%
La Francaise des Jeux SAEM	5,369	183
Sanofi SA	12,140	1,170

		1,353

Germany — 0.3%
Mercedes-Benz Group AG	23,096	1,598

Hong Kong — 0.6%
China CITIC Bank Corp Ltd, Cl H	489,770	314
China Construction Bank Corp, Cl H	2,476,157	1,830
CK Infrastructure Holdings Ltd	34,145	193
HKT Trust & HKT Ltd	197,586	222
Power Assets Holdings Ltd	26,603	144
SITC International Holdings Co Ltd	71,531	194
Want Want China Holdings Ltd	274,457	166

		3,063

India — 0.2%
Bajaj Auto Ltd	499	57
HCL Technologies Ltd	50,333	881

		938

Indonesia — 0.2%
Bank Rakyat Indonesia Persero Tbk PT	3,056,137	859

Italy — 0.4%
Azimut Holding SpA	5,958	140
Generali	59,767	1,492
Italgas SpA	25,503	126
Poste Italiane SpA	28,394	362

		2,120

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Japan — 0.4%
Japan Tobacco Inc	57,222	$1,547
SoftBank Corp	15,573	190
USS Co Ltd	22,224	187
Yamato Kogyo Co Ltd	1,949	95

		2,019

Malaysia — 0.0%
Petronas Dagangan Bhd	15,538	58
Petronas Gas Bhd	43,248	163

		221

Netherlands — 0.1%
Koninklijke KPN NV	184,001	706

New Zealand — 0.0%
Spark New Zealand Ltd	102,378	260

Singapore — 0.3%
ComfortDelGro Corp Ltd	114,449	113
Oversea-Chinese Banking Corp Ltd	168,280	1,792

		1,905

South Korea — 0.1%
KT&G Corp	5,369	344

Spain — 0.4%
Cia de Distribucion Integral Logista Holdings SA	3,662	104
Enagas SA	13,317	198
Industria de Diseno Textil SA	40,479	2,011
Mapfre SA	47,313	109

		2,422

Switzerland — 0.5%
Novartis AG	14,483	1,550
Roche Holding AG	3,477	965

		2,515

Taiwan — 0.7%
Chunghwa Telecom Co Ltd	204,369	791
Far EasTone Telecommunications Co Ltd	81,995	212
MediaTek Inc	48,792	2,106
Novatek Microelectronics Corp	32,550	608

		3,717

United Kingdom — 0.4%
Games Workshop Group PLC	1,821	246
Hargreaves Lansdown PLC	19,337	277
Imperial Brands PLC	49,536	1,267
OSB Group PLC	22,742	123
Pagegroup PLC	17,876	96

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Taylor Wimpey PLC	186,486	$335

		2,344

Total Foreign Common Stock
(Cost $26,004) ($ Thousands)		29,670

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills
5.292%, 07/30/2024 (I)	$6,900	6,871
5.273%, 08/08/2024 (I)	3,500	3,480

Total U.S. Treasury Obligations
(Cost $10,352) ($ Thousands)		10,351

CONVERTIBLE BONDS — 0.4%
Alarm.com Holdings
0.000%, 01/15/2026(H)	57	52
DISH Network
0.000%, 12/15/2025(H)	1,370	1,007
DraftKings Holdings
0.000%, 03/15/2028(H)	680	563
Gannett
6.000%, 12/01/2027(A)	240	258
Multiplan
6.000%, 10/15/2027(A)	420	292

Total Convertible Bonds
(Cost $2,226) ($ Thousands)		2,172

COMMERCIAL PAPER — 0.2%
VW Credit
5.597%, 07/19/2024 (I)	1,000	997

Total Commercial Paper
(Cost $997) ($ Thousands)		997

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.1%

Energy — 0.1%
Equitrans Midstream Corp, 13.730% (E)	14,041	$305

Total Preferred Stock
(Cost $311) ($ Thousands)		305

	Face Amount (Thousands)
MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois State, Build America Bonds, GO
7.350%, 07/01/2035	$193	207

Total Municipal Bond

(Cost $211) ($ Thousands)		207

	Number of Warrants
WARRANTS — 0.0%
Noble Corp PLC, Expires 02/04/2028
Strike Price $19.27 *	2,787	69
Noble Corp PLC, Expires 02/04/2028
Strike Price $23.13 *	2,787	58

Total Warrants
(Cost $13) ($ Thousands)		127

PURCHASED SWAPTION — 0.0%
Total Purchased Swaption
(Cost $17) ($ Thousands)		16

Total Investments in Securities — 97.8%
(Cost $554,732) ($ Thousands)		$533,787

WRITTEN SWAPTION — (0.0)%
Total Written Swaption
(Premiums Received $17) ($ Thousands)		$(15)

A list of over the counter swaption contracts for the Fund at June 30, 2024, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaptions
Swaption	Bank of America Merrill Lynch	$6,000,000	$60.00	11/16/2024	$16

WRITTEN SWAPTION — 0.0%
Put Swaptions
Swaption	Bank of America Merrill Lynch	$(12,000,000)	80.00	11/16/2024	$(15)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	39	Mar-2025	$9,421	$9,277	$(144)
Australian 10-Year Bond	14	Sep-2024	1,066	1,062	(2)
Euro-Bobl	4	Sep-2024	502	499	4
Euro-Bund 10-Year Bond	36	Sep-2024	5,097	5,078	53
ICE 3-Month SONIA	28	Sep-2024	8,404	8,393	41
ICE 3-Month SONIA	1	Mar-2025	303	302	2
Long Gilt 10-Year Bond	29	Sep-2024	3,571	3,577	27
U.S. 2-Year Treasury Note	366	Sep-2024	74,621	74,744	123
U.S. 5-Year Treasury Note	111	Sep-2024	11,779	11,830	51
U.S. 10-Year Treasury Note	140	Sep-2024	15,341	15,398	57
U.S. Long Treasury Bond	20	Sep-2024	2,363	2,366	3
U.S. Ultra Long Treasury Bond	52	Sep-2024	6,462	6,518	56
Ultra 10-Year U.S. Treasury Note	67	Sep-2024	7,533	7,606	73
			146,463	146,650	344
Short Contracts
U.S. 5-Year Treasury Note	(89)	Sep-2024	$(9,506)	$(9,486)	$20
U.S. Long Treasury Bond	(12)	Sep-2024	(1,427)	(1,419)	8
Ultra 10-Year U.S. Treasury Note	(70)	Sep-2024	(7,896)	(7,947)	(51)
			(18,829)	(18,852)	(23)
			$127,634	$127,798	$321

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/02/24	GBP	1,004	USD	1,269	$(1)
Barclays PLC	07/30/24	USD	170	EUR	156	(2)
BNP Paribas	07/19/24	USD	89	JPY	13,317	(6)
BNP Paribas	07/19/24	USD	247	EUR	230	(1)
BNP Paribas	07/19/24	USD	531	CAD	730	3
BNP Paribas	07/19/24	CAD	620	USD	455	2
BNP Paribas	07/19/24	CHF	210	USD	235	—
BNP Paribas	07/19/24	CHF	440	USD	487	(4)
BNP Paribas	07/19/24	USD	1,063	NOK	11,607	28
BNP Paribas	07/19/24	NOK	430	USD	40	—
BNP Paribas	07/19/24	NOK	3,270	USD	307	(1)
Citigroup	07/02/24	USD	172	BRL	920	(6)
Citigroup	07/02/24	BRL	950	USD	185	14
Citigroup	07/18/24	USD	130	INR	10,910	—
Citigroup	07/19/24	EUR	400	USD	431	2
Citigroup	07/19/24	USD	780	EUR	730	3
Citigroup	07/19/24	USD	762	EUR	703	(7)
Citigroup	07/19/24	USD	1,570	GBP	1,254	14
Citigroup	07/19/24	AUD	140	USD	94	—
Citigroup	07/19/24	AUD	2,252	USD	1,490	(14)
Citigroup	07/19/24	USD	3,214	AUD	4,918	72
Citigroup	07/19/24	GBP	4,378	USD	5,490	(44)
Citigroup	07/19/24	JPY	13,320	USD	86	3
Goldman Sachs	07/02/24	USD	185	BRL	970	(11)
Goldman Sachs	07/02/24	BRL	2,092	USD	386	10
Goldman Sachs	07/19/24	USD	767	CHF	695	8

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/19/24	CAD	1,036	USD	761	$3
Goldman Sachs	07/19/24	CHF	830	USD	927	2
Goldman Sachs	07/19/24	CHF	580	USD	641	(6)
Goldman Sachs	07/19/24	EUR	3,378	USD	3,610	(13)
Goldman Sachs	07/19/24	NOK	7,908	USD	733	(10)
Goldman Sachs	07/19/24	MXN	15,273	USD	845	12
Goldman Sachs	08/02/24	USD	160	BRL	877	(3)
JPMorgan Chase Bank	07/19/24	USD	10	NZD	16	—
JPMorgan Chase Bank	07/19/24	AUD	200	USD	134	—
JPMorgan Chase Bank	07/19/24	USD	282	CNH	2,033	(3)
JPMorgan Chase Bank	07/19/24	USD	1,548	MXN	26,560	(100)
JPMorgan Chase Bank	07/19/24	CNH	7,937	USD	1,099	10
JPMorgan Chase Bank	07/19/24	MXN	11,843	USD	710	64
Morgan Stanley	07/02/24	USD	219	BRL	1,152	(11)
Morgan Stanley	07/02/24	USD	376	GBP	295	(3)
Morgan Stanley	07/19/24	USD	165	MXN	2,850	(10)
Morgan Stanley	07/19/24	USD	194	EUR	179	(2)
Morgan Stanley	07/19/24	CAD	201	USD	148	1
Morgan Stanley	07/19/24	USD	820	CAD	1,130	6
Morgan Stanley	07/19/24	USD	974	GBP	775	6
Morgan Stanley	07/19/24	MXN	1,374	USD	81	6
Morgan Stanley	07/19/24	USD	2,752	BRL	14,090	(221)
Morgan Stanley	07/19/24	BRL	4,231	USD	817	57
Morgan Stanley	07/30/24	USD	296	EUR	275	(1)
State Street	09/27/24	GBP	695	USD	879	—
UBS	07/30/24	USD	1,375	EUR	1,274	(8)
UBS	07/30/24	EUR	9,667	USD	10,455	80
						$(82)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2024 is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-DAIGR@100BP5.1Y	1.00%	Quarterly	12/20/2024	$1,290	$(5)	$(2)	$(3)
CDS-GM@500BP4.9Y	5.00%	Quarterly	06/20/2026	760	(67)	(58)	(9)
CDS-GM@500BP5.3Y	5.00%	Quarterly	06/20/2029	690	(115)	(117)	2
CDS-RIG@100BP5.2Y	1.00%	Quarterly	06/20/2029	420	52	50	2
					$(135)	$(127)	$(8)

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.HY.4206/29@500	5.00%	Quarterly	06/20/2029	$652	$41	$43	$(2)
CDS-F@500BP5.3Y	5.00%	Quarterly	06/20/2029	690	101	101	–
CDS-F@500BPS 4.9Y	5.00%	Quarterly	06/20/2026	760	63	43	20
CDS-NA.IG.4206/29@100	1.00%	Quarterly	06/20/2029	325	7	7	–
CDS-NBR@100BP5.2Y	1.00%	Quarterly	06/20/2029	420	(73)	(69)	(4)
CDS-VW@100BP5.1Y	1.00%	Quarterly	12/20/2024	1,290	4	1	3
CDX.NA.HY.34-VERSION 1 INDEX	5.00%	Quarterly	06/25/2025	6,092	206	(46)	252

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Continued)

Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.33-Version 1 INDEX	1.00%	Quarterly	12/20/2024	$2,375	$10	$6	$4
CDX.NA.IG.41-V1	1.00%	Quarterly	12/20/2028	8,505	181	138	43
CHILEAN GOVT 3.24% 06 FEB 2028	1.00%	Quarterly	06/20/2029	210	4	4	–
GENERAL ELECTRIC COMPANY	1.00%	Quarterly	06/20/2026	1,175	20	7	13
PERUVIAN GOVT 8.75% 21 NOV 2033	1.00%	Quarterly	06/20/2029	980	10	15	(5)
PHILIPPINO GOVT 9.5% 02 FEB 2030	1.00%	Quarterly	06/20/2029	390	5	7	(2)
					$579	$257	$322

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
10.25%	CETIP	Monthly	01/02/2029	BRL	10,730	$117	$69	$48
11.50%	CETIP	Monthly	01/02/2029	BRL	3,830	15	(3)	18
CETIP	9.75%	Monthly	01/02/2026	BRL	1,030	4	3	1
CETIP	12.06%	Monthly	01/02/2025	BRL	5,500	(6)	59	(65)
CETIP	12.064%	Monthly	01/02/2025	BRL	6,480	7	69	(62)
CETIP	10.85%	Monthly	01/02/2026	BRL	22,250	(31)	34	(65)
10.2861%	CETIP	Monthly	01/04/2027	BRL	4,470	24	–	24
11.23%	CETIP	Monthly	01/04/2027	BRL	5,470	(14)	8	(22)
CLICP	4.5%	Semi-Annually	06/21/2026	CLP	266,170	(4)	(3)	(1)
5.0%	CLICP	Semi-Annually	06/21/2034	CLP	82,660	3	2	1
9.25%	MXIBTIIE	Monthly	09/06/2034	MXN	7,390	2	9	(7)
10.0%	MXIBTIIE	Monthly	09/16/2026	MXN	27,850	1	10	(9)
TIIE	7.2%	Monthly	07/17/2024	MXN	365,383	(46)	–	(46)
CNRR007	1.75%	Quarterly	09/18/2026	CNY	8,640	(1)	(2)	1
2.0%	CNRR007	Quarterly	09/18/2029	CNY	11,290	(5)	3	(8)
4.25%	PRIB06M	Annually	09/18/2026	CZK	24,830	–	(6)	6
PRIB06M	4.0%	Semi-Annually	09/18/2034	CZK	6,940	3	–	3
2.5%	EUR006M	Annually	09/18/2027	EUR	2,030	27	28	(1)
2.5%	EUR006M	Annually	09/18/2029	EUR	980	16	15	1
2.5%	EUR006M	Annually	09/18/2031	EUR	2,850	56	52	4
2.5%	EUR006M	Annually	09/18/2034	EUR	660	19	17	2
2.5%	EUR006M	Annually	09/18/2044	EUR	330	14	12	2
2.5%	EUR006M	Annually	09/18/2054	EUR	260	2	–	2
3.5%	SONIO	Annually	09/18/2034	GBP	390	13	13	–
6.5%	IN00O/N	Semi-Annually	09/18/2026	INR	103,400	(1)	–	(1)
6.5%	IN00O/N	Semi-Annually	09/18/2029	INR	76,020	(7)	(2)	(5)
KWCDC	3.25%	Quarterly	09/19/2034	KRW	660,670	5	(2)	7
WIBR6M	5.5%	Semi-Annually	09/18/2034	PLN	1,400	10	7	3
5.5%	WIBR6M	Annually	09/18/2026	PLN	5,910	(7)	(4)	(3)
3.75%	SOFRRATE	Annually	09/18/2034	USD	300	2	1	1
SOFRATE	3.696%	Annually	09/26/2028	USD	27,240	13	(28)	41
3.782%	SOFRATE	Annually	09/22/2036	USD	6,140	(8)	69	(77)
SOFRATE	3.35%	Annually	10/26/2027	USD	31,190	(267)	(36)	(231)
3.24%	SOFRATE	Annually	10/26/2035	USD	7,100	296	141	155
JIBA3M	10.0%	Quarterly	09/18/2034	ZAR	6,490	16	9	7
						$268	$544	$(276)

A list of open OTC swap agreements held by the Fund at June 30, 2024, is as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.23%	CETIP	Annually	01/02/2029	BRL	23,190	$(209)	$–	$(209)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Income Fund (Concluded)

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	JPEIFNTR INDEX	SOFRATE	ASSET RETURN	Quarterly	08/01/2024	USD	1,062	$(25)	$–	$(25)
								$(25)	$–	$(25)

Percentages are based on Net Assets of $545,914 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $185,420 ($ Thousands), representing 34.0% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	Level 3 security in accordance with fair value hierarchy.
(G)	No interest rate available.
(H)	Zero coupon security.
(I)	Interest rate represents the security's effective yield at the time of purchase.

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 63.7%
U.S. Treasury Bills ^
5.297%, 11/14/2024 (A)	$7,000	$6,864
5.296%, 10/24/2024 (A)	3,000	2,950
5.292%, 11/07/2024 (A)	6,500	6,380
5.289%, 07/25/2024 (A)	800	797
5.289%, 10/17/2024 (A)	6,000	5,906
5.272%, 10/10/2024 (A)	6,000	5,913
5.265%, 11/21/2024 (A)	6,000	5,877
5.246%, 10/31/2024 (A)	4,500	4,421
5.242%, 09/26/2024 (A)	8,000	7,899
5.231%, 09/05/2024 (A)	3,500	3,467
5.213%, 10/03/2024 (A)	6,000	5,919
U.S. Treasury Inflation Protected Securities
0.750%, 07/15/2028	67,417	64,062
0.375%, 07/15/2027	158,299	150,218
0.250%, 07/15/2029	14,758	13,551
0.125%, 07/15/2026	45,818	43,798
U.S. Treasury Notes ^
5.555%, USBMMY3M + 0.245%, 01/31/2026 (B)	9,600	9,615
5.510%, USBMMY3M + 0.200%, 01/31/2025 (B)	7,200	7,207
5.480%, USBMMY3M + 0.170%, 10/31/2025 (B)	6,800	6,805
5.479%, USBMMY3M + 0.169%, 04/30/2025 (B)	7,100	7,104
5.460%, USBMMY3M + 0.150%, 04/30/2026 (B)	700	700
5.450%, USBMMY3M + 0.140%, 10/31/2024 (B)	6,200	6,202
5.435%, USBMMY3M + 0.125%, 07/31/2025 (B)	4,200	4,201
5.347%, USBMMY3M + 0.037%, 07/31/2024 (B)	2,800	2,800
5.000%, 08/31/2025	900	899
4.875%, 05/31/2026	600	601
4.750%, 07/31/2025	1,000	997
4.625%, 02/28/2025	400	398
4.500%, 04/15/2027	500	499
4.375%, 08/15/2026	700	695
4.000%, 02/15/2026	600	592

Total U.S. Treasury Obligations
(Cost $380,916) ($ Thousands)		377,337

	Shares
COMMON STOCK — 28.6%

Communication Services — 2.4%
Alphabet Inc, Cl A	10,337	1,883
Alphabet Inc, Cl C	8,767	1,608
AT&T Inc (C)	87,812	1,678
Cogent Communications Holdings Inc	527	30
Electronic Arts Inc	1,355	189

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Frontier Communications Parent Inc *	3,226	$84
GCI Liberty Inc *	1,700	—
Globalstar Inc *	17,800	20
Gogo Inc *	1,300	13
Iridium Communications Inc	1,267	34
Liberty Media Corp-Liberty Formula One, Cl C *	980	70
Live Nation Entertainment Inc *	693	65
Lumen Technologies Inc *	18,871	21
Madison Square Garden Sports Corp *	56	11
Match Group Inc *	615	19
Meta Platforms Inc, Cl A	3,816	1,924
Netflix Inc *	2,210	1,491
Pinterest Inc, Cl A *	908	40
ROBLOX Corp, Cl A *	2,082	77
Roku Inc, Cl A *	864	52
Shenandoah Telecommunications Co	1,000	16
Spotify Technology SA *	694	218
Take-Two Interactive Software Inc, Cl A *	826	128
Telephone and Data Systems Inc	1,500	31
TKO Group Holdings Inc, Cl A	400	43
T-Mobile US Inc	6,003	1,058
Verizon Communications Inc	51,616	2,129
Walt Disney Co/The	9,659	959
Warner Bros Discovery Inc *(C)	12,521	93

		13,984
Consumer Staples — 7.1%
Albertsons Cos Inc, Cl A	5,637	111
Altria Group Inc (C)	26,266	1,196
Andersons Inc/The	700	35
Archer-Daniels-Midland Co	7,960	481
BellRing Brands Inc *	2,089	119
BJ's Wholesale Club Holdings Inc *	2,046	180
Boston Beer Co Inc/The, Cl A *	129	39
Brown-Forman Corp, Cl A	805	36
Brown-Forman Corp, Cl B	2,502	108
Bunge Global SA	2,200	235
Cal-Maine Foods Inc	823	50
Campbell Soup Co	3,111	141
Casey's General Stores Inc	536	205
Celsius Holdings Inc *	2,041	117
Central Garden & Pet Co, Cl A *	1,000	33
Chefs' Warehouse Inc/The *	278	11
Church & Dwight Co Inc	3,672	381
Clorox Co/The	1,847	252
Coca-Cola Co/The (C)	57,276	3,646
Coca-Cola Consolidated Inc	62	67
Colgate-Palmolive Co	12,067	1,171
Conagra Brands Inc	6,926	197
Constellation Brands Inc, Cl A	2,421	623
Costco Wholesale Corp (C)	6,529	5,550
Coty Inc, Cl A *	5,808	58
Darling Ingredients Inc *	2,633	97

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dollar General Corp	3,279	$434
Dollar Tree Inc *	3,035	324
Edgewell Personal Care Co	821	33
elf Beauty Inc *	804	169
Energizer Holdings Inc	1,506	45
Estee Lauder Cos Inc/The, Cl A	3,378	359
Flowers Foods Inc	3,342	74
Freshpet Inc *	740	96
General Mills Inc	8,349	528
Grocery Outlet Holding Corp *	1,388	31
Herbalife Ltd *	1,741	18
Hershey Co/The	2,253	414
Hormel Foods Corp	4,519	138
Ingles Markets Inc, Cl A	244	17
Ingredion Inc	896	103
Inter Parfums Inc	162	19
J & J Snack Foods Corp	289	47
J M Smucker Co/The	1,600	174
John B Sanfilippo & Son Inc	45	4
Kellanova	3,926	226
Kenvue Inc	28,600	520
Keurig Dr Pepper Inc	14,331	479
Kimberly-Clark Corp	5,020	694
Kraft Heinz Co/The	11,762	379
Kroger Co/The	9,810	490
Lamb Weston Holdings Inc	2,118	178
Lancaster Colony Corp	244	46
McCormick & Co Inc/MD	3,685	261
MGP Ingredients Inc	172	13
Molson Coors Beverage Co, Cl B	2,572	131
Mondelez International Inc, Cl A	19,997	1,309
Monster Beverage Corp *	10,937	546
National Beverage Corp, Cl A	144	7
Nu Skin Enterprises Inc, Cl A	1,000	11
PepsiCo Inc (C)	20,260	3,342
Performance Food Group Co *	2,438	161
Philip Morris International Inc (C)	22,821	2,312
Pilgrim's Pride Corp *	745	29
Post Holdings Inc *	815	85
PriceSmart Inc	400	32
Primo Water Corp	1,959	43
Procter & Gamble Co/The (C)	34,622	5,710
Reynolds Consumer Products Inc	1,125	31
Simply Good Foods Co/The *	1,631	59
Spectrum Brands Holdings Inc	378	33
Sprouts Farmers Market Inc *	1,618	135
Sysco Corp, Cl A	7,285	520
Target Corp, Cl A	6,758	1,000
TreeHouse Foods Inc *	904	33
Tyson Foods Inc, Cl A (C)	4,205	240
United Natural Foods Inc *	1,213	16
Universal Corp/VA	297	14
US Foods Holding Corp *	3,438	182

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utz Brands Inc	503	$8
Vector Group Ltd	1,726	18
Vita Coco Co Inc/The *	966	27
Vital Farms Inc *	938	44
Walgreens Boots Alliance Inc	10,946	132
Walmart Inc (C)	62,971	4,264
WD-40 Co	257	56
Weis Markets Inc	430	27
WK Kellogg Co	1,163	19

		42,028
Energy — 6.9%
Antero Midstream Corp	6,643	98
Antero Resources Corp *	5,484	179
APA Corp	7,891	232
Archrock Inc	3,190	64
Baker Hughes Co, Cl A	20,456	719
Berry Corp	3,100	20
Bristow Group Inc *	800	27
Cactus Inc, Cl A	1,604	85
California Resources Corp	1,438	76
Centrus Energy Corp, Cl A *	300	13
ChampionX Corp	4,367	145
Cheniere Energy Inc	4,909	858
Chesapeake Energy Corp	2,612	215
Chevron Corp (C)	35,373	5,533
Chord Energy Corp	892	149
Civitas Resources Inc	1,758	121
Clean Energy Fuels Corp *	5,002	13
CNX Resources Corp *	3,732	91
Comstock Resources Inc	2,287	24
ConocoPhillips (C)	24,761	2,832
CONSOL Energy Inc	615	63
Core Laboratories	900	18
Coterra Energy Inc	15,288	408
Crescent Energy, Cl A	1,600	19
CVR Energy Inc	330	9
Delek US Holdings Inc	1,529	38
Devon Energy Corp	13,128	622
DHT Holdings Inc	3,600	42
Diamond Offshore Drilling *	1,465	23
Diamondback Energy Inc, Cl A	3,654	731
Dorian LPG Ltd	593	25
Dril-Quip Inc *	1,031	19
DT Midstream Inc	2,081	148
Energy Fuels Inc/Canada *	4,600	28
EOG Resources Inc	12,043	1,516
EQT Corp	7,318	271
Equitrans Midstream Corp	9,070	118
Expro Group Holdings NV *	2,400	55
Exxon Mobil Corp (C)	93,331	10,744
Green Plains Inc *	1,400	22
Gulfport Energy Corp *	164	25
Halliburton Co	18,402	622

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Helix Energy Solutions Group Inc *	3,440	$41
Helmerich & Payne Inc	2,114	76
Hess Corp	5,693	840
HF Sinclair Corp	3,443	184
International Seaways Inc	672	40
Kinder Morgan Inc	40,110	797
Kinetik Holdings, Cl A	500	21
Liberty Energy Inc, Cl A	3,093	65
Magnolia Oil & Gas Corp, Cl A	3,507	89
Marathon Oil Corp	11,958	343
Marathon Petroleum Corp (C)	7,536	1,307
Matador Resources Co	2,152	128
Murphy Oil Corp	3,199	132
Nabors Industries Ltd *	494	35
New Fortress Energy Inc, Cl A	1,810	40
Newpark Resources Inc, Cl A *	3,000	25
Noble Corp PLC	2,579	115
Nordic American Tankers Ltd	7,200	29
Northern Oil & Gas Inc	1,722	64
NOV Inc	8,380	159
Occidental Petroleum Corp	14,079	887
Oceaneering International Inc, Cl A *	1,660	39
ONEOK Inc	11,927	973
Ovintiv Inc	5,134	241
Par Pacific Holdings Inc *	1,614	41
Patterson-UTI Energy Inc	7,317	76
PBF Energy Inc, Cl A	2,318	107
Peabody Energy Corp	2,841	63
Permian Resources Corp, Cl A	9,436	152
Phillips 66	9,012	1,272
ProPetro Holding Corp *	3,200	28
Range Resources Corp	4,871	163
REX American Resources Corp *	327	15
SandRidge Energy Inc	1,300	17
Schlumberger NV, Cl A	29,196	1,377
Select Water Solutions Inc, Cl A	651	7
SilverBow Resources Inc *	700	26
Sitio Royalties Corp, Cl A	2,300	54
SM Energy Co	2,557	110
Southwestern Energy Co *	21,373	144
Talos Energy Inc *	2,600	31
Targa Resources Corp	4,527	583
Texas Pacific Land Corp	369	271
Tidewater Inc *	969	92
Uranium Energy *	9,782	59
US Silica Holdings Inc *	2,100	32
VAALCO Energy Inc	4,100	26
Valaris *	1,119	83
Valero Energy Corp (C)	6,955	1,090
Vital Energy *	438	20
Vitesse Energy Inc	1,000	24
Weatherford International PLC *	1,397	171
Williams Cos Inc/The	24,982	1,062

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
World Kinect Corp	961	$25

		40,951
Health Care — 5.8%
10X Genomics Inc, Cl A *	859	17
Abbott Laboratories	9,646	1,002
AbbVie Inc	10,291	1,765
Acadia Healthcare Co Inc, Cl A *	630	43
ACADIA Pharmaceuticals Inc *	1,368	22
Agilent Technologies Inc	1,578	205
Align Technology Inc *	466	112
Alkermes PLC *	624	15
Alnylam Pharmaceuticals Inc *	735	179
Amedisys Inc *	244	22
Amgen Inc, Cl A (C)	3,141	981
Amicus Therapeutics Inc *	2,000	20
AMN Healthcare Services Inc *	330	17
Amphastar Pharmaceuticals Inc *	300	12
Apellis Pharmaceuticals Inc *	667	26
Arrowhead Pharmaceuticals Inc *	530	14
Avantor Inc *	4,305	91
Axonics Inc *	316	21
Axsome Therapeutics Inc *	300	24
Azenta Inc *	500	26
Baxter International Inc (C)	3,104	104
Becton Dickinson & Co	1,647	385
Biogen Inc *	851	197
Biohaven Ltd *	524	18
BioMarin Pharmaceutical Inc *	917	75
Bio-Rad Laboratories Inc, Cl A *	142	39
Bio-Techne Corp	800	57
Blueprint Medicines Corp *	389	42
Boston Scientific Corp *	7,994	616
Bridgebio Pharma Inc *	700	18
Bristol-Myers Squibb Co	11,226	466
Bruker Corp	410	26
Cardinal Health Inc	1,493	147
Catalent Inc *	956	54
Cencora Inc, Cl A	944	213
Centene Corp *	3,043	202
Cerevel Therapeutics Holdings Inc *	607	25
Certara Inc *	1,200	17
Charles River Laboratories International Inc *	256	53
Chemed Corp	80	43
Cigna Group/The	1,563	517
CONMED Corp	159	11
Cooper Cos Inc/The	1,118	98
Corcept Therapeutics Inc *	800	26
Crinetics Pharmaceuticals Inc *	500	22
CVS Health Corp	7,286	430
Cytokinetics Inc *	767	42
Danaher Corp, Cl A	3,749	937
DaVita Inc *	285	39

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Denali Therapeutics Inc *	876	$20
DENTSPLY SIRONA Inc	1,315	33
Dexcom Inc *	2,125	241
Doximity Inc, Cl A *	297	8
Dynavax Technologies Corp *	1,400	16
Edwards Lifesciences Corp, Cl A *	4,569	422
Elanco Animal Health Inc *	3,057	44
Elevance Health Inc	1,302	705
Eli Lilly & Co	4,735	4,287
Encompass Health Corp	577	49
Enovis Corp *	89	4
Ensign Group Inc/The	243	30
Envista Holdings Corp *	1,312	22
Evolent Health Inc, Cl A *	900	17
Exact Sciences Corp *	1,267	54
Exelixis Inc *	1,535	34
Fortrea Holdings Inc *	500	12
GE HealthCare Technologies Inc	2,289	178
Gilead Sciences Inc (C)	6,867	471
Glaukos Corp *	300	35
Globus Medical Inc, Cl A *	616	42
GRAIL Inc *	165	3
Guardant Health Inc *	1,000	29
Haemonetics Corp *	158	13
Halozyme Therapeutics Inc *	837	44
HCA Healthcare Inc	1,132	364
HealthEquity Inc *	544	47
Henry Schein Inc *	773	50
Hims & Hers Health Inc *	2,139	43
Hologic Inc *	1,450	108
Humana Inc	698	261
ICON PLC *	437	137
Ideaya Biosciences Inc *	933	33
IDEXX Laboratories Inc *	436	212
Illumina Inc *	987	103
Inari Medical *	438	21
Incyte Corp *	1,138	69
Insmed Inc *	978	66
Inspire Medical Systems Inc *	203	27
Insulet Corp *	462	93
Integer Holdings Corp *	165	19
Integra LifeSciences Holdings Corp *	462	13
Intellia Therapeutics *	968	22
Intra-Cellular Therapies Inc, Cl A *	567	39
Intuitive Surgical Inc *	1,996	888
Ionis Pharmaceuticals Inc *	841	40
Iovance Biotherapeutics Inc *	2,168	17
IQVIA Holdings Inc *	965	204
iRhythm Technologies Inc *	262	28
Jazz Pharmaceuticals PLC *	367	39
Johnson & Johnson	13,347	1,951
Krystal Biotech Inc *	200	37
Labcorp Holdings Inc	506	103

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lantheus Holdings Inc *	298	$24
LivaNova PLC *	414	23
Madrigal Pharmaceuticals Inc *	43	12
Masimo Corp *	338	43
McKesson Corp	728	425
Medpace Holdings Inc *	166	68
Medtronic PLC	7,248	570
Merck & Co Inc	14,268	1,766
Merit Medical Systems Inc *	444	38
Mettler-Toledo International Inc *	124	173
Mirati Therapeutics *	600	—
Moderna Inc *	1,849	220
Molina Healthcare Inc *	301	89
Natera Inc *	559	61
Neogen Corp, Cl B *	1,762	28
Neurocrine Biosciences Inc *	478	66
Omnicell Inc *	500	14
Option Care Health Inc *	1,055	29
Organon & Co	1,600	33
Pacira BioSciences Inc *	527	15
Patterson Cos Inc	900	22
Penumbra Inc *	187	34
Perrigo Co PLC	900	23
Pfizer Inc	32,128	899
Premier Inc, Cl A	1,400	26
Prestige Consumer Healthcare Inc, Cl A *	315	22
Privia Health Group Inc *	1,100	19
PROCEPT BioRobotics Corp *	848	52
Progyny Inc *	716	20
PTC Therapeutics Inc *	2,026	62
QIAGEN NV	953	39
Quest Diagnostics Inc	574	79
QuidelOrtho Corp *	400	13
R1 RCM Inc *	1,448	18
RadNet Inc *	251	15
Regeneron Pharmaceuticals Inc *	576	605
Repligen Corp *	337	42
ResMed Inc	772	148
REVOLUTION Medicines Inc *	855	33
Revvity Inc	669	70
Roivant Sciences Ltd *	2,000	21
Royalty Pharma PLC, Cl A	2,476	65
Sarepta Therapeutics Inc *	597	94
Select Medical Holdings Corp	800	28
Solventum Corp *	804	43
Sotera Health Co *	1,200	14
SpringWorks Therapeutics Inc *	271	10
STERIS PLC	572	126
Stryker Corp	1,970	670
Tandem Diabetes Care Inc *	919	37
Teladoc Health Inc *	1,010	10
Teleflex Inc	322	68
Tenet Healthcare Corp *	554	74

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thermo Fisher Scientific Inc	2,200	$1,217
TransMedics Group Inc *	170	26
Twist Bioscience Corp *	39	2
Ultragenyx Pharmaceutical Inc *	500	21
United Therapeutics Corp *	291	93
UnitedHealth Group Inc (C)	5,149	2,622
Universal Health Services Inc, Cl B	288	53
Vaxcyte Inc *	425	32
Veeva Systems Inc, Cl A *	768	141
Vertex Pharmaceuticals Inc *	1,445	677
Viatris Inc, Cl W	7,201	77
Viking Therapeutics Inc *	707	37
Waters Corp *	324	94
West Pharmaceutical Services Inc	383	126
Xencor Inc *	72	1
Zimmer Biomet Holdings Inc	1,139	124
Zoetis Inc, Cl A	2,618	454

		34,375
Information Technology — 2.1%
Accenture PLC, Cl A	1,329	403
Adobe Inc *	964	536
Akamai Technologies Inc *	400	36
Amdocs Ltd	208	16
ANSYS Inc *	203	65
AppLovin Corp, Cl A *	329	27
Atlassian Corp, Cl A *	308	54
Autodesk Inc, Cl A *	424	105
Bentley Systems Inc, Cl B	500	25
BILL Holdings Inc *	249	13
Cadence Design Systems Inc *	572	176
Cloudflare Inc, Cl A *	632	52
Cognizant Technology Solutions Corp, Cl A	1,254	85
Confluent Inc, Cl A *	600	18
Crowdstrike Holdings Inc, Cl A *	466	179
Datadog Inc, Cl A *	559	73
DocuSign Inc, Cl A *	653	35
DXC Technology Co *	800	15
Dynatrace Inc *	616	28
Elastic NV *	300	34
EPAM Systems Inc *	131	25
Fair Isaac Corp *	57	85
Five9 Inc *	300	13
Fortinet Inc *	1,569	95
Gartner Inc *	159	71
Gen Digital Inc	1,074	27
Globant SA *	100	18
GoDaddy Inc, Cl A *	235	33
Guidewire Software Inc, Cl Z *	128	18
HubSpot Inc *	81	48
International Business Machines Corp	1,941	336
Intuit Inc	619	407
Manhattan Associates Inc *	82	20
Microsoft Corp (C)	15,646	6,993

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MicroStrategy Inc, Cl A *	34	$47
MongoDB Inc, Cl A *	182	45
Nutanix Inc, Cl A *	339	19
Okta Inc, Cl A *	416	39
Oracle Corp, Cl B	3,144	444
Palantir Technologies Inc, Cl A *	3,949	100
Palo Alto Networks Inc *	623	211
PTC Inc *	238	43
Roper Technologies Inc	235	132
Salesforce Inc	2,013	518
ServiceNow Inc *	466	367
Snowflake Inc, Cl A *	698	94
Synopsys Inc *	320	190
Twilio Inc, Cl A *	500	28
Tyler Technologies Inc *	71	36
UiPath Inc, Cl A *	1,200	15
Unity Software Inc *	650	11
VeriSign Inc *	214	38
Workday Inc, Cl A *	439	98
Zoom Video Communications Inc, Cl A *	390	23
Zscaler Inc *	260	50

		12,712
Real Estate — 2.9%
Acadia Realty Trust ‡	1,911	34
Agree Realty Corp ‡	1,225	76
Alexander & Baldwin Inc ‡	1,640	28
Alexandria Real Estate Equities Inc ‡	2,269	265
American Assets Trust Inc ‡	984	22
American Homes 4 Rent, Cl A ‡	4,045	150
American Tower Corp, Cl A ‡	6,013	1,169
Americold Realty Trust Inc ‡	3,912	100
Apartment Investment and Management Co, Cl A *‡	3,000	25
Apple Hospitality REIT Inc ‡	3,676	53
Armada Hoffler Properties Inc ‡	136	2
AvalonBay Communities Inc ‡	1,775	367
Brixmor Property Group Inc ‡	3,877	90
Broadstone Net Lease Inc, Cl A ‡	2,601	41
BXP Inc ‡	1,896	117
Camden Property Trust ‡	1,276	139
CareTrust REIT Inc ‡	1,850	46
CBRE Group Inc, Cl A *	3,862	344
Centerspace ‡	271	18
Community Healthcare Trust Inc ‡	600	14
Compass, Cl A *‡	9,679	35
COPT Defense Properties ‡	1,245	31
CoStar Group Inc *	5,268	391
Cousins Properties Inc ‡	2,006	46
Crown Castle Inc ‡	5,562	543
CubeSmart ‡	2,662	120
Cushman & Wakefield PLC *	2,803	29
DiamondRock Hospitality Co ‡	2,869	24
Digital Realty Trust Inc, Cl A ‡	3,934	598

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DigitalBridge Group	2,616	$36
Douglas Emmett Inc ‡	2,051	27
Easterly Government Properties Inc, Cl A ‡	1,801	22
EastGroup Properties Inc ‡	583	99
Elme Communities ‡	1,907	30
Empire State Realty Trust Inc, Cl A ‡	941	9
EPR Properties, Cl A ‡	936	39
Equinix Inc ‡	1,223	925
Equity Commonwealth *‡	1,656	32
Equity LifeStyle Properties Inc ‡	2,484	162
Equity Residential ‡	4,628	321
Essential Properties Realty Trust Inc ‡	2,157	60
Essex Property Trust Inc ‡	780	212
eXp World Holdings Inc	1,000	11
Extra Space Storage Inc ‡	2,713	422
Federal Realty Investment Trust ‡	1,085	110
First Industrial Realty Trust Inc ‡	1,736	82
Four Corners Property Trust Inc ‡	1,654	41
Gaming and Leisure Properties Inc ‡	3,454	156
Getty Realty Corp ‡	963	26
Global Net Lease Inc ‡	2,522	19
Healthcare Realty Trust Inc, Cl A ‡	5,038	83
Healthpeak Properties Inc ‡	9,498	186
Highwoods Properties Inc ‡	1,522	40
Host Hotels & Resorts Inc ‡	8,724	157
Howard Hughes Holdings Inc *	413	27
Hudson Pacific Properties Inc ‡	3,395	16
Independence Realty Trust Inc ‡	3,070	58
Innovative Industrial Properties Inc, Cl A ‡	353	39
InvenTrust Properties Corp ‡	1,081	27
Invitation Homes Inc ‡	8,220	295
Iron Mountain Inc ‡	3,586	321
JBG SMITH Properties ‡	1,501	23
Jones Lang LaSalle Inc *	606	124
Kennedy-Wilson Holdings Inc	2,200	21
Kilroy Realty Corp ‡	1,574	49
Kimco Realty Corp ‡	9,020	176
Kite Realty Group Trust ‡	3,200	72
Lamar Advertising Co, Cl A ‡	1,222	146
LTC Properties Inc ‡	365	13
LXP Industrial Trust, Cl B ‡	4,162	38
Macerich Co/The ‡	2,863	44
Medical Properties Trust Inc ‡	8,448	36
Mid-America Apartment Communities Inc ‡	1,424	203
National Health Investors Inc ‡	646	44
National Storage Affiliates Trust ‡	723	30
NETSTREIT Corp ‡	1,678	27
Newmark Group Inc, Cl A	2,845	29
NNN REIT Inc ‡	2,595	111
Omega Healthcare Investors Inc ‡	3,087	106
Opendoor Technologies Inc *	6,500	12
Outfront Media Inc ‡	1,938	28
Park Hotels & Resorts Inc ‡	3,265	49

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pebblebrook Hotel Trust ‡	2,088	$29
Phillips Edison & Co Inc ‡	1,658	54
Piedmont Office Realty Trust Inc, Cl A ‡	2,800	20
PotlatchDeltic Corp ‡	1,143	45
Prologis Inc ‡	12,254	1,376
Public Storage ‡	2,015	580
Rayonier Inc ‡	2,143	62
Realty Income Corp ‡	10,617	561
Regency Centers Corp ‡	2,195	137
Retail Opportunity Investments Corp ‡	1,322	16
Rexford Industrial Realty Inc ‡	2,618	117
RLJ Lodging Trust ‡	3,289	32
Ryman Hospitality Properties Inc ‡	752	75
Sabra Health Care REIT Inc ‡	2,235	34
SBA Communications Corp, Cl A ‡	1,322	260
Service Properties Trust ‡	3,812	20
Simon Property Group Inc ‡	4,197	637
SITE Centers Corp ‡	2,268	33
SL Green Realty Corp ‡	768	44
St Joe Co/The	700	38
STAG Industrial Inc ‡	2,599	94
Sun Communities Inc ‡	1,500	181
Sunstone Hotel Investors Inc ‡	4,086	43
Tanger Inc ‡	1,256	34
Terreno Realty Corp ‡	1,221	72
UDR Inc ‡	4,002	165
Uniti Group Inc ‡	3,500	10
Urban Edge Properties ‡	2,241	41
Ventas Inc ‡	4,977	255
Veris Residential Inc ‡	1,108	17
VICI Properties Inc, Cl A ‡	13,030	373
Vornado Realty Trust ‡	2,531	67
Welltower Inc ‡	7,154	746
Weyerhaeuser Co ‡	9,009	256
WP Carey Inc ‡	2,577	142
Xenia Hotels & Resorts Inc ‡	1,562	22
Zillow Group Inc, Cl A *	876	39
Zillow Group Inc, Cl C *	2,272	105

		17,220
Utilities — 1.4%
AES Corp/The	4,517	79
ALLETE Inc	292	18
Alliant Energy Corp	1,997	102
Ameren Corp	1,961	140
American Electric Power Co Inc	3,671	322
American States Water Co	438	32
American Water Works Co Inc	1,450	187
Atmos Energy Corp	1,083	126
Avangrid Inc	163	6
Avista Corp	876	30
Black Hills Corp, Cl A	352	19
Brookfield Renewable Corp, Cl A	955	27
California Water Service Group, Cl A	357	17

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CenterPoint Energy Inc	4,690	$145
Chesapeake Utilities Corp	200	21
Clearway Energy Inc, Cl C	983	24
CMS Energy Corp	2,109	126
Consolidated Edison Inc	2,337	209
Constellation Energy Corp	2,324	465
Dominion Energy Inc	5,828	286
DTE Energy Co	1,539	171
Duke Energy Corp	5,376	539
Edison International	2,742	197
Entergy Corp	1,475	158
Essential Utilities Inc	1,820	68
Evergy Inc	1,376	73
Eversource Energy	2,272	129
Exelon Corp	6,931	240
FirstEnergy Corp	3,796	145
Hawaiian Electric Industries Inc	1,410	13
IDACORP Inc, Cl A	442	41
MGE Energy Inc	425	32
National Fuel Gas Co	862	47
New Jersey Resources Corp	445	19
NextEra Energy Inc	14,316	1,014
NiSource Inc	2,680	77
Northwestern Energy Group	312	16
NRG Energy Inc	1,597	124
OGE Energy Corp	1,237	44
ONE Gas Inc	343	22
Ormat Technologies Inc	400	29
Otter Tail Corp	200	18
PG&E Corp	14,201	248
Pinnacle West Capital Corp	948	72
PNM Resources Inc	791	29
Portland General Electric Co	857	37
PPL Corp	4,845	134
Public Service Enterprise Group Inc	3,456	255
Sempra	4,393	334
SJW Group	210	11
Southern Co/The	7,598	589
Southwest Gas Holdings Inc	387	27
Spire Inc	419	26
UGI Corp	1,840	42
Vistra Corp	2,548	219
WEC Energy Group Inc	2,088	164
Xcel Energy Inc	4,052	216

		8,000
Total Common Stock
(Cost $83,625) ($ Thousands)		169,270

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 8.0%
Communication Services — 0.2%
Altice France
3.375%, 01/15/2028	EUR	117	$88
AT&T
5.400%, 02/15/2034		$147	147
4.500%, 05/15/2035		106	98
2.250%, 02/01/2032		8	6
Charter Communications Operating
2.250%, 01/15/2029		166	142
DISH DBS
5.250%, 12/01/2026 (D)		1,007	794

			1,275

Consumer Discretionary — 1.0%
Caesars Entertainment
7.000%, 02/15/2030 (D)		220	225
Cox Communications
5.700%, 06/15/2033 (D)		127	126
ERAC USA Finance
4.900%, 05/01/2033 (D)		99	96
4.600%, 05/01/2028 (D)		278	274
Ford Motor
3.250%, 02/12/2032		434	359
Ford Motor Credit
7.350%, 11/04/2027		204	213
General Motors Financial
5.750%, 02/08/2031		478	479
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (D)		413	366
Harley-Davidson Financial Services
3.050%, 02/14/2027 (D)		700	657
Hasbro
6.050%, 05/14/2034		114	114
Hilton Domestic Operating
5.875%, 04/01/2029 (D)		378	378
Hyundai Capital America
6.100%, 09/21/2028 (D)		223	229
5.275%, 06/24/2027 (D)		84	84
5.250%, 01/08/2027 (D)		127	126
Las Vegas Sands
3.900%, 08/08/2029		705	645
LKQ
6.250%, 06/15/2033		138	142
Marriott International
5.750%, 05/01/2025		68	68
5.300%, 05/15/2034		140	137
4.900%, 04/15/2029		309	306
MDC Holdings
6.000%, 01/15/2043		389	409
Tapestry
7.700%, 11/27/2030		9	9
Time Warner Cable
4.500%, 09/15/2042		330	242

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wynn Macau
5.625%, 08/26/2028 (D)	$348	$326

		6,010

Consumer Staples — 0.6%
Altria Group
3.400%, 05/06/2030	745	674
Cargill
5.125%, 10/11/2032 (D)	239	238
Cencosud
5.950%, 05/28/2031 (D)	200	201
General Mills
4.700%, 01/30/2027	134	132
Imperial Brands Finance MTN
5.875%, 07/01/2034 (D)	446	437
JBS USA LUX
6.750%, 03/15/2034 (D)	286	303
Philip Morris International
5.625%, 11/17/2029	110	112
5.375%, 02/15/2033	549	545
4.875%, 02/13/2026	582	578
Pilgrim's Pride
6.875%, 05/15/2034	335	357
Tyson Foods
5.700%, 03/15/2034	129	129
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (D)(E)	660	–

		3,706

Energy — 0.7%
Continental Resources
2.268%, 11/15/2026 (D)	1,050	975
Ecopetrol
8.625%, 01/19/2029	512	539
Energy Transfer
5.600%, 09/01/2034	450	447
Oleoducto Central
4.000%, 07/14/2027 (D)	221	205
ONEOK
6.050%, 09/01/2033	203	209
ONEOK Partners
6.125%, 02/01/2041	63	63
Ovintiv
6.500%, 02/01/2038	49	50
6.250%, 07/15/2033	107	110
Plains All American Pipeline
5.700%, 09/15/2034	447	443
Var Energi
8.000%, 11/15/2032 (D)	403	451
7.500%, 01/15/2028 (D)	314	330

		3,822

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 3.5%
ABN AMRO Bank MTN
4.750%, 07/28/2025 (D)	$269	$265
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (B)	259	269
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (B)	474	472
Athene Global Funding
5.620%, 05/08/2026 (D)	183	183
5.583%, 01/09/2029 (D)	21	21
2.717%, 01/07/2029 (D)	59	53
2.550%, 11/19/2030 (D)	36	30
1.985%, 08/19/2028 (D)	155	135
Aviation Capital Group
6.375%, 07/15/2030 (D)	33	34
5.500%, 12/15/2024 (D)	352	351
4.875%, 10/01/2025 (D)	182	179
4.125%, 08/01/2025 (D)	6	6
3.500%, 11/01/2027 (D)	139	130
1.950%, 01/30/2026 (D)	480	452
1.950%, 09/20/2026 (D)	153	141
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	200	218
Banco de Credito del Peru S.A. MTN
3.125%, H15T5Y + 3.000%, 07/01/2030 (B)(D)	755	726
Banco Santander
9.625%, H15T5Y + 5.298%(B)(F)	200	222
6.921%, 08/08/2033	400	417
Bank of America
2.687%, SOFRRATE + 1.320%, 04/22/2032 (B)	259	219
Bank of America MTN
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	484	410
Bank of Ireland Group
5.601%, SOFRRATE + 1.620%, 03/20/2030 (B)(D)	212	211
Barclays
5.674%, SOFRRATE + 1.490%, 03/12/2028 (B)	216	216
Block
6.500%, 05/15/2032 (D)	242	245
BNP Paribas
7.375%, USSW5 + 5.150%(B)(F)	200	200
5.497%, SOFRRATE + 1.590%, 05/20/2030 (B)(D)	474	472
BPCE
6.508%, H15T1Y + 2.791%, 01/18/2035 (B)(D)	483	484

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (B)(D)		$343	$350
6.037%, SOFRRATE + 2.260%, 06/15/2035 (B)(D)		200	200
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (B)		486	499
Charles Schwab
4.000%, H15T5Y + 3.168%(B)(F)		756	709
Citigroup
7.625%, H15T5Y + 3.211%(B)(F)		16	16
4.000%, H15T5Y + 3.597%(B)(F)		359	344
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)		584	487
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (B)(D)		324	326
Deutsche Bank NY
7.146%, SOFRRATE + 2.520%, 07/13/2027 (B)		177	181
3.961%, SOFRRATE + 2.581%, 11/26/2025 (B)		315	313
2.129%, SOFRRATE + 1.870%, 11/24/2026 (B)		347	329
Discover Bank
5.974%, USISOA05 + 1.730%, 08/09/2028 (B)		475	474
Goldman Sachs Group
8.461%, TSFR3M + 3.136%(B)(F)		122	122
4.125%, H15T5Y + 2.949%(B)(F)		328	307
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)		38	31
2.615%, SOFRRATE + 1.281%, 04/22/2032 (B)		542	456
HSBC Holdings
5.597%, SOFRRATE + 1.060%, 05/17/2028 (B)		453	455
Intesa Sanpaolo
7.200%, 11/28/2033 (D)		327	350
JPMorgan Chase
2.963%, SOFRRATE + 1.260%, 01/25/2033 (B)		769	656
Lloyds Banking Group
7.500%, USISDA05 + 4.496%(B)(F)		735	735
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)		324	323
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)		404	386
Morgan Stanley
0.406%, 10/29/2027 (B)	EUR	480	478
Morgan Stanley MTN
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)		$3	2

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)		$319	$299
NatWest Group
3.032%, H15T5Y + 2.350%, 11/28/2035 (B)		208	174
OEC Finance
7.125%, 12/26/2046 (D)		324	21
PNC Financial Services Group
8.648%, TSFR3M + 3.302%(B)(F)		174	175
Principal Life Global Funding II
5.100%, 01/25/2029 (D)		311	309
S&P Global
4.250%, 05/01/2029		166	161
Santander Holdings USA
2.490%, SOFRRATE + 1.249%, 01/06/2028 (B)		22	20
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (B)(D)		482	476
Standard Chartered
6.000%, H15T5Y + 5.661%(B)(D)(F)		552	544
3.971%, H15T1Y + 1.650%, 03/30/2026 (B)(D)		239	236
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(B)(F)		800	688
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (B)		200	192
Swiss RE Subordinated Finance
5.698%, TSFR3M + 1.813%, 04/05/2035 (B)(D)		200	197
UBS Group
9.250%, H15T5Y + 4.758%(B)(D)(F)		301	337
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (B)(D)		519	498
Wells Fargo
3.900%, H15T5Y + 3.453%(B)(F)		327	313
Wells Fargo MTN
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)		754	654

			20,584

Health Care — 0.1%
CVS Health
5.700%, 06/01/2034		324	323
Organon & Co
2.875%, 04/30/2028	EUR	200	202

			525

Industrials — 0.8%
APCOA Parking Holdings GmbH
4.625%, 01/15/2027		237	248

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boeing
6.528%, 05/01/2034 (D)		$160	$164
6.298%, 05/01/2029 (D)		120	122
5.150%, 05/01/2030		56	54
3.625%, 02/01/2031		61	53
3.250%, 02/01/2028		62	57
Delta Air Lines
4.750%, 10/20/2028 (D)		475	462
4.500%, 10/20/2025 (D)		204	202
Embraer Netherlands Finance BV
5.400%, 02/01/2027		670	665
ENA Master Trust
4.000%, 05/19/2048 (D)		272	193
Flowserve
2.800%, 01/15/2032		246	202
Honeywell International
4.125%, 11/02/2034	EUR	810	887
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$193	190
4.350%, 04/05/2036 (D)		191	174
Odebrecht Holdco Finance
0.000%, 09/10/2058 (D)(G)		294	–
Regal Rexnord
6.050%, 02/15/2026		789	791
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		141	138

			4,602

Information Technology — 0.3%
Broadcom
4.926%, 05/15/2037 (D)		535	503
3.137%, 11/15/2035 (D)		154	124
NXP BV
5.550%, 12/01/2028		317	321
Tencent Holdings MTN
3.240%, 06/03/2050 (D)		439	287
TSMC Arizona
3.875%, 04/22/2027		406	392
Western Digital
2.850%, 02/01/2029		157	136

			1,763

Materials — 0.1%
Freeport Indonesia MTN
4.763%, 04/14/2027 (D)		243	238
Glencore Funding
6.500%, 10/06/2033 (D)		56	58
5.338%, 04/04/2027 (D)		402	401
Volcan Cia Minera SAA
4.375%, 02/11/2026 (D)		81	63

			760

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.1%
American Tower
5.200%, 02/15/2029	$212	$211
3.650%, 03/15/2027	130	125

		336

Utilities — 0.6%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (D)	293	255
Alexander Funding Trust II
7.467%, 07/31/2028 (D)	104	110
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (B)	275	274
Comision Federal de Electricidad
4.688%, 05/15/2029 (D)	268	251
Duke Energy Carolinas NC Storm Funding
2.617%, 07/01/2041	403	313
Electricite de France
9.125%, H15T5Y + 5.411%(B)(D)(F)	238	259
Enel Finance International
5.500%, 06/26/2034 (D)	446	435
Engie Energia Chile
6.375%, 04/17/2034 (D)	200	202
3.400%, 01/28/2030	390	339
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/2054 (B)	52	52
Niagara Mohawk Power
5.290%, 01/17/2034 (D)	146	142
NRG Energy
7.000%, 03/15/2033 (D)	421	444
Pacific Gas and Electric
5.550%, 05/15/2029	73	73
Terraform Global Operating
6.125%, 03/01/2026 (D)	74	73
Vistra
7.000%, H15T5Y + 5.740%(B)(D)(F)	286	283
Vistra Operations
6.950%, 10/15/2033 (D)	199	213

		3,718

Total Corporate Obligations
(Cost $49,017) ($ Thousands)		47,101

MORTGAGE-BACKED SECURITIES — 4.3%
Agency Mortgage-Backed Obligations — 0.8%
FHLMC CMO, Ser 2017-4693, Cl SL, IO
0.703%, 06/15/2047(B)	930	119
FHLMC CMO, Ser 2020-4981, Cl HS, IO
0.650%, 06/25/2050(B)	1,835	160

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.435%, SOFR30A + 2.100%, 04/25/2043(B)(D)	$326	$334
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.835%, SOFR30A + 1.500%, 10/25/2041(B)(D)	1,079	1,085
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.535%, SOFR30A + 2.200%, 05/25/2042(B)(D)	443	451
FNMA
3.000%, 02/01/2052	2,036	1,752
FNMA CMO, Ser 2014-78, Cl SE, IO
0.650%, 12/25/2044(B)	689	71
FNMA CMO, Ser 2016-77, Cl DS, IO
0.550%, 10/25/2046(B)	684	70
FNMA CMO, Ser 2017-62, Cl AS, IO
0.700%, 08/25/2047(B)	770	86
FNMA CMO, Ser 2017-97, Cl LS, IO
0.750%, 12/25/2047(B)	1,082	135
GNMA CMO, Ser 2017-122, Cl SA, IO
0.747%, 08/20/2047(B)	570	67
GNMA CMO, Ser 2017-134, Cl SE, IO
0.747%, 09/20/2047(B)	477	47

		4,377
Non-Agency Mortgage-Backed Obligations — 3.5%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	41	28
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	227	119
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	90	61
AREIT Trust, Ser 2022-CRE6, Cl A
6.583%, SOFR30A + 1.250%, 01/20/2037(B)(D)	1,109	1,102
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037(B)(D)	365	295
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
6.376%, TSFR1M + 1.047%, 11/15/2033(B)(D)	1,610	1,605
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.584%, TSFR1M + 2.254%, 10/15/2037(B)(D)	779	778
BFLD Trust, Ser 2021-FPM, Cl A
7.044%, TSFR1M + 1.714%, 06/15/2038(B)(D)	1,189	1,189

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
7.275%, TSFR1M + 1.946%, 04/15/2034(B)(D)	$162	$158
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.525%, TSFR1M + 2.196%, 04/15/2034(B)(D)	656	639
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	89	39
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	119	52
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	58	25
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(B)(D)	550	508
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.985%, SOFR30A + 1.650%, 12/25/2041(B)(D)	319	321
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
7.235%, SOFR30A + 1.900%, 12/25/2041(B)(D)	1,023	1,035
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.835%, SOFR30A + 3.500%, 03/25/2042(B)(D)	838	882
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
8.435%, SOFR30A + 3.100%, 03/25/2042(B)(D)	211	220
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
7.635%, SOFR30A + 2.300%, 01/25/2043(B)(D)	365	374
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.635%, SOFR30A + 2.300%, 05/25/2043(B)(D)	697	716
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.235%, SOFR30A + 1.900%, 06/25/2043(B)(D)	629	637
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.840%, TSFR1M + 0.494%, 12/25/2036(B)	315	100

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
7.335%, SOFR30A + 2.000%, 01/25/2051(B)(D)	$65	$64
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.985%, SOFR30A + 1.650%, 01/25/2034(B)(D)	159	160
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
7.135%, SOFR30A + 1.800%, 11/25/2041(B)(D)	1,042	1,053
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
7.685%, SOFR30A + 2.350%, 12/25/2041(B)(D)	668	676
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.335%, SOFR30A + 1.000%, 01/25/2042(B)(D)	341	341
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.185%, SOFR30A + 1.850%, 01/25/2042(B)(D)	542	548
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
8.285%, SOFR30A + 2.950%, 06/25/2042(B)(D)	548	563
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.835%, SOFR30A + 2.500%, 03/25/2052(B)(D)	742	755
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
7.435%, SOFR30A + 2.100%, 03/25/2043(B)(D)	420	427
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.335%, SOFR30A + 2.000%, 05/25/2043(B)(D)	632	642
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
11.150%, SOFR30A + 5.814%, 04/25/2028(B)	78	82
FNMA Connecticut Avenue Securities, Ser 2017-C04, Cl 2M2
8.300%, SOFR30A + 2.964%, 11/25/2029(B)	353	363
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
7.335%, SOFR30A + 2.000%, 11/25/2041(B)(D)	469	473

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.296%, 08/10/2044(B)(D)	$13	$6
GS Mortgage Securities Trust, Ser 2021-1, Cl A-1
2.638%, 08/17/2026	26	24
2.435%, 08/17/2026	769	735
1.433%, 08/17/2026	293	282
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.960%, TSFR1M + 0.614%, 03/25/2035(B)	47	36
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.826%, 09/15/2047(B)	8,220	–
JPMorgan Chase Bank, Ser 2019-CL1, Cl M3
7.560%, TSFR1M + 2.214%, 04/25/2047(B)(D)	83	83
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(B)	125	48
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(D)	163	158
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.908%, TSFR1M + 1.579%, 07/15/2036(B)(D)	266	248
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(D)	772	778
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
9.210%, TSFR1M + 3.864%, 05/30/2025(B)(D)	248	248
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.149%, SOFR30A + 3.814%, 11/27/2031(B)(D)	27	27
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.799%, SOFR30A + 3.464%, 02/25/2025(B)(D)	95	95
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.537%, 11/15/2049(B)	925	842
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.950%, SOFR30A + 5.614%, 11/25/2025(B)(D)	30	32

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.700%, SOFR30A + 5.364%, 11/25/2025(B)(D)	$131	$135

		20,807
Total Mortgage-Backed Securities
(Cost $26,619) ($ Thousands)		25,184

ASSET-BACKED SECURITIES — 4.2%
Automotive — 1.6%

ACM Auto Trust, Ser 2024-1A, Cl A
7.710%, 01/21/2031(D)	380	381
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(D)	897	899
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	330	330
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/2028(D)	554	554
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/2028(D)	424	427
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	64	61
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	189	182
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	441	399
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(D)	518	511
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(D)	57	56
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(D)	274	276
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(D)	361	361
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(D)	605	561
Hertz Vehicle Financing III, Ser 2022-1A, Cl C
2.630%, 06/25/2026(D)	620	599

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(D)	$19	$19
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(D)	252	252
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(D)	888	895
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(D)	363	366
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(D)	327	325
Research-Driven Pagaya Motor Trust, Ser 2024-1A, Cl A
7.090%, 06/25/2032(D)	303	304
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(D)	217	216
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(D)	157	157
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(D)	282	283
Tesla Auto Lease Trust, Ser 2024-A, Cl A3
5.300%, 06/21/2027(D)	253	252
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(D)	330	330
United Auto Credit Securitization Trust, Ser 2024-1, Cl A
6.170%, 08/10/2026(D)	106	106
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(D)	278	278
		9,380

Credit Cards — 0.1%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(D)	473	472

Other Asset-Backed Securities — 2.5%

AB Issuer, Ser 2021-1, Cl A2
3.734%, 07/30/2051(D)	821	727
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(D)	2	1

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(D)	$25	$24
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(D)	14	14
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/2029(D)	430	431
AGL CLO 12, Ser 2021-12A, Cl A1
6.746%, TSFR3M + 1.422%, 07/20/2034(B)(D)	970	971
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(D)	197	197
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(D)	169	168
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.786%, TSFR3M + 1.462%, 07/20/2034(B)(D)	589	589
Bellemeade Re, Ser 2022-2, Cl M1A
9.335%, SOFR30A + 4.000%, 09/27/2032(B)(D)	978	1,003
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/2051(D)	179	163
College Ave Student Loans, Ser 2021-C, Cl B
2.720%, 07/26/2055(D)	186	164
Dext ABS, Ser 2023-1, Cl A2
5.990%, 03/15/2032(D)	765	762
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(D)	839	757
Eagle RE, Ser 2023-1, Cl M1A
7.335%, SOFR30A + 2.000%, 09/26/2033(B)(D)	511	515
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046(D)	240	213
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.656%, TSFR3M + 1.332%, 04/20/2034(B)(D)	651	652
Hardee's Funding, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(D)	377	359
Hardee's Funding, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(D)	262	239
HFX, Ser 2017-1A
3.622%, 03/15/2035	830	820
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.705%, TSFR3M + 1.382%, 07/25/2034(B)(D)	1,127	1,130
Marlette Funding Trust, Ser 2024-1A, Cl A
5.950%, 07/17/2034(D)	282	282
MVW, Ser 2021-2A, Cl B
1.830%, 05/20/2039(D)	198	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(D)	$160	$146
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
6.689%, TSFR3M + 1.362%, 07/16/2035(B)(D)	1,141	1,143
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.709%, TSFR3M + 1.392%, 07/17/2035(B)(D)	690	692
NMEF Funding, Ser 2022-B, Cl A2
6.070%, 06/15/2029(D)	183	184
OCP CLO, Ser 2021-18A, Cl AR
6.676%, TSFR3M + 1.352%, 07/20/2032(B)(D)	849	850
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(D)	636	608
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(D)	425	425
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(D)	440	440
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(D)	328	300
		15,152

Total Asset-Backed Securities
(Cost $25,538) ($ Thousands)		25,004

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FFCB^
5.570%, SOFRRATE + 0.170%, 01/23/2025(B)	2,100	2,102
FHLB^
5.560%, SOFRRATE + 0.160%, 07/10/2025(B)	800	801
5.540%, SOFRRATE + 0.140%, 04/21/2025(B)	1,000	1,000
5.410%, SOFRRATE + 0.010%, 11/25/2024(B)	600	600
0.620%, 02/26/2026	200	186
FHLMC^
5.150%, 01/27/2026	1,200	1,199
4.200%, 08/28/2025	700	693

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA^
5.060%, 02/07/2025	$700	$699
3.875%, 08/28/2024	800	797
0.625%, 04/22/2025	1,300	1,254
0.500%, 06/17/2025	1,500	1,435

Total U.S. Government Agency Obligations
(Cost $10,899) ($ Thousands)		10,766

SOVEREIGN DEBT — 0.5%

Aegea Finance Sarl
6.750%, 05/20/2029	223	217
Colombia Government International Bond
3.125%, 04/15/2031	225	177
Dominican Republic International Bond
4.875%, 09/23/2032(D)	416	372
Magyar Export-Import Bank ZRT
6.125%, 12/04/2027(D)	753	755
NatWest Group
8.125%, H15T5Y + 3.752%, 06/30/2172(B)(F)	212	214
Prosus
3.680%, 01/21/2030	343	305
3.061%, 07/13/2031	746	618
Trust Fibra Uno
5.250%, 01/30/2026	462	451

Total Sovereign Debt
(Cost $3,180) ($ Thousands)		3,109

	Shares
FOREIGN COMMON STOCK — 0.1%

Cameroon — 0.0%
Golar LNG Ltd	1,836	58

Canada — 0.0%
Brookfield Infrastructure Corp, Cl A	1,090	36
Encore Energy *	6,032	24
Teekay Tankers Ltd, Cl A	348	24

		84

Ghana — 0.0%
Kosmos Energy Ltd *	9,707	54

Ireland — 0.0%
Ardmore Shipping Corp	1,400	32

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Mexico — 0.0%
Borr Drilling Ltd	3,781	$24

Monaco — 0.0%
Scorpio Tankers Inc	858	70

Norway — 0.0%
FLEX LNG	616	17
Seadrill *	980	50
SFL Corp Ltd	3,000	42

		109

Puerto Rico — 0.0%
Liberty Latin America Ltd, Cl C *	2,200	21

United Kingdom — 0.1%
TechnipFMC PLC	8,651	226

Total Foreign Common Stock
(Cost $442) ($ Thousands)		678

	Number of Rights
RIGHTS — 0.0%
Novartis AG *‡‡	800	–
Abiomed Inc *‡‡	408	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $117) ($ Thousands)		116

Total Investments in Securities — 111.2%
(Cost $580,353) ($ Thousands)		$658,565

COMMON STOCK SOLD SHORT— (13.0)%
Communication Services — (0.6)%
Cable One Inc	(61)	(21)
Charter Communications Inc, Cl A *	(1,017)	(304)
Comcast Corp, Cl A	(41,064)	(1,608)
EchoStar Corp, Cl A *	(1,638)	(29)
Fox Corp, Cl A	(2,683)	(92)
Fox Corp, Cl B	(1,400)	(45)
Interpublic Group of Cos Inc/The	(3,805)	(111)
Liberty Broadband Corp, Cl C *	(1,134)	(62)
Liberty Media Corp-Liberty SiriusXM *	(1,794)	(40)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(800)	(18)
Magnite *	(2,080)	(28)
New York Times Co/The, Cl A	(1,681)	(86)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
News Corp, Cl A	(3,620)	$(100)
News Corp, Cl B	(1,600)	(45)
Nexstar Media Group Inc, Cl A	(318)	(53)
Omnicom Group Inc	(2,144)	(192)
Paramount Global, Cl B	(5,214)	(54)
Scholastic Corp, Cl B	(500)	(18)
TEGNA Inc	(2,300)	(32)
Trade Desk Inc/The, Cl A *	(4,391)	(429)

		(3,367)

Consumer Discretionary — (8.5)%
Abercrombie & Fitch Co, Cl A *	(400)	(71)
Academy Sports & Outdoors Inc	(520)	(28)
Acushnet Holdings Corp	(537)	(34)
Adient PLC *	(3,617)	(89)
ADT Inc	(4,200)	(32)
Adtalem Global Education Inc *	(600)	(41)
Advance Auto Parts Inc	(596)	(38)
Airbnb Inc, Cl A *	(4,695)	(712)
Amazon.com Inc, Cl A *	(23,893)	(4,617)
American Axle & Manufacturing Holdings Inc *	(5,130)	(36)
American Eagle Outfitters Inc	(1,700)	(34)
Aptiv PLC *	(11,297)	(796)
Aramark	(2,829)	(96)
Asbury Automotive Group Inc *	(191)	(44)
AutoNation Inc *	(226)	(36)
AutoZone Inc *	(129)	(382)
Bath & Body Works Inc	(1,761)	(69)
Beazer Homes USA Inc, Cl A *	(400)	(11)
Best Buy Co Inc	(1,324)	(112)
Birkenstock Holding PLC *	(805)	(44)
Bloomin' Brands Inc	(799)	(15)
Booking Holdings Inc	(402)	(1,593)
Boot Barn Holdings Inc *	(210)	(27)
BorgWarner Inc	(9,809)	(316)
Boyd Gaming Corp	(1,116)	(61)
Bright Horizons Family Solutions Inc *	(679)	(75)
Brinker International Inc *	(600)	(43)
Brunswick Corp/DE	(1,586)	(115)
Burlington Stores Inc *	(487)	(117)
Caesars Entertainment Inc *	(2,311)	(92)
Capri Holdings Ltd *	(2,667)	(88)
CarMax Inc *	(1,261)	(92)
Carnival Corp *	(11,145)	(209)
Carter's Inc	(900)	(56)
Carvana Co, Cl A *	(691)	(89)
Cava Group Inc *	(669)	(62)
Cavco Industries Inc *	(168)	(58)
Century Communities Inc	(637)	(52)
Cheesecake Factory Inc/The	(762)	(30)
Chegg Inc *	(1,979)	(6)
Chipotle Mexican Grill Inc, Cl A *	(15,600)	(977)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Choice Hotels International Inc	(480)	$(57)
Churchill Downs Inc	(874)	(122)
Columbia Sportswear Co	(816)	(65)
Coursera Inc *	(1,329)	(10)
Cracker Barrel Old Country Store Inc	(450)	(19)
Crocs Inc *	(1,383)	(202)
Dana Inc	(5,131)	(62)
Darden Restaurants Inc	(1,411)	(213)
Dave & Buster's Entertainment Inc *	(346)	(14)
Deckers Outdoor Corp *	(584)	(565)
Dick's Sporting Goods Inc	(399)	(86)
Domino's Pizza Inc	(419)	(216)
DoorDash Inc, Cl A *	(3,515)	(382)
Dorman Products Inc *	(1,016)	(93)
DR Horton Inc	(6,916)	(975)
DraftKings Inc, Cl A *	(4,854)	(185)
Dream Finders Homes, Cl A *	(738)	(19)
Duolingo Inc, Cl A *	(342)	(71)
eBay Inc	(3,779)	(203)
Ethan Allen Interiors Inc	(700)	(20)
Etsy Inc *	(760)	(45)
Everi Holdings Inc *	(1,600)	(13)
Expedia Group Inc *	(1,575)	(198)
Figs Inc, Cl A *	(2,600)	(14)
Five Below Inc *	(467)	(51)
Floor & Decor Holdings Inc, Cl A *	(824)	(82)
Foot Locker Inc, Cl A	(732)	(18)
Ford Motor Co	(163,829)	(2,054)
Fox Factory Holding Corp *	(1,634)	(79)
Frontdoor Inc *	(957)	(32)
GameStop Corp, Cl A *	(2,452)	(61)
Gap Inc/The	(1,700)	(41)
Garmin Ltd	(3,575)	(582)
General Motors Co	(48,786)	(2,267)
Gentex Corp	(9,915)	(334)
Gentherm Inc *	(1,414)	(70)
Genuine Parts Co	(1,002)	(139)
G-III Apparel Group Ltd *	(576)	(16)
Goodyear Tire & Rubber Co/The *	(11,004)	(125)
Graham Holdings Co, Cl B	(54)	(38)
Grand Canyon Education Inc *	(361)	(50)
Green Brick Partners Inc *	(800)	(46)
Group 1 Automotive Inc	(139)	(41)
H&R Block Inc	(1,772)	(96)
Hanesbrands Inc *	(9,071)	(45)
Harley-Davidson Inc, Cl A	(5,019)	(168)
Hasbro Inc	(2,879)	(168)
Helen of Troy Ltd *	(624)	(58)
Hilton Grand Vacations Inc *	(754)	(30)
Hilton Worldwide Holdings Inc	(3,104)	(677)
Home Depot Inc/The	(7,537)	(2,595)
Hovnanian Enterprises Inc, Cl A *	(165)	(23)
Hyatt Hotels Corp, Cl A	(583)	(89)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Installed Building Products Inc	(537)	$(110)
International Game Technology PLC	(1,133)	(23)
Jack in the Box Inc	(227)	(12)
KB Home	(1,508)	(106)
Kohl's Corp	(989)	(23)
Kontoor Brands Inc	(1,286)	(85)
Las Vegas Sands Corp	(4,425)	(196)
Laureate Education Inc, Cl A	(1,900)	(28)
La-Z-Boy Inc, Cl Z	(1,311)	(49)
LCI Industries	(1,040)	(107)
Lear Corp	(2,492)	(285)
Leggett & Platt Inc	(2,775)	(32)
Lennar Corp, Cl A	(5,534)	(829)
Lennar Corp, Cl B	(392)	(55)
LGI Homes Inc *	(526)	(47)
Light & Wonder Inc, Cl A *	(939)	(98)
Lithia Motors Inc, Cl A	(209)	(53)
LKQ Corp	(2,024)	(84)
Lowe's Cos Inc	(4,388)	(967)
Lucid Group Inc *	(28,470)	(74)
Lululemon Athletica Inc *	(2,542)	(759)
Luminar Technologies, Cl A *	(13,917)	(21)
M/I Homes Inc *	(607)	(74)
Macy's Inc	(1,709)	(33)
Malibu Boats Inc, Cl A *	(590)	(21)
Marriott International Inc/MD, Cl A	(2,916)	(705)
Marriott Vacations Worldwide Corp	(521)	(45)
Mattel Inc *	(7,444)	(121)
McDonald's Corp	(8,389)	(2,138)
Meritage Homes Corp	(798)	(129)
MGM Resorts International *	(3,131)	(139)
Modine Manufacturing Co *	(2,070)	(207)
Mohawk Industries Inc *	(1,179)	(134)
Murphy USA Inc	(144)	(68)
National Vision Holdings Inc *	(1,000)	(13)
Newell Brands Inc, Cl B	(9,893)	(63)
NIKE Inc, Cl B	(27,034)	(2,038)
Nordstrom Inc	(1,378)	(29)
Norwegian Cruise Line Holdings Ltd *	(5,001)	(94)
NVR Inc *	(70)	(531)
Ollie's Bargain Outlet Holdings Inc *	(333)	(33)
OneSpaWorld Holdings Ltd *	(1,651)	(25)
O'Reilly Automotive Inc *	(451)	(476)
Oxford Industries Inc, Cl A	(326)	(33)
Papa John's International Inc, Cl A	(358)	(17)
Patrick Industries Inc	(917)	(100)
Peloton Interactive Inc, Cl A *	(7,260)	(25)
Penn Entertainment Inc *	(1,527)	(30)
Penske Automotive Group Inc, Cl A	(200)	(30)
Perdoceo Education Corp	(1,300)	(28)
Phinia Inc	(1,810)	(71)
Planet Fitness Inc, Cl A *	(1,114)	(82)
Polaris Inc	(1,378)	(108)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Pool Corp	(293)	$(90)
PulteGroup Inc	(4,894)	(539)
PVH Corp	(1,368)	(145)
QuantumScape Corp, Cl A *	(13,339)	(66)
Ralph Lauren Corp, Cl A	(911)	(159)
Red Rock Resorts Inc, Cl A	(435)	(24)
RH *	(131)	(32)
Rivian Automotive Inc, Cl A *	(27,285)	(366)
Ross Stores Inc	(2,435)	(354)
Royal Caribbean Cruises Ltd *	(2,653)	(423)
Sabre Corp *	(5,100)	(14)
Service Corp International/US	(1,738)	(124)
Shake Shack Inc, Cl A *	(446)	(40)
Signet Jewelers Ltd	(409)	(37)
Six Flags Entertainment Corp *	(800)	(26)
Skechers USA Inc, Cl A *	(2,994)	(207)
Skyline Champion Corp *	(1,326)	(90)
Smith & Wesson Brands Inc	(1,500)	(21)
Sonos Inc *	(3,329)	(49)
Standard Motor Products Inc	(716)	(20)
Starbucks Corp	(12,844)	(1,000)
Steven Madden Ltd	(1,736)	(73)
Stoneridge Inc *	(1,000)	(16)
Strategic Education Inc	(150)	(17)
Stride Inc *	(600)	(42)
Sturm Ruger & Co Inc	(600)	(25)
Sweetgreen Inc, Cl A *	(1,087)	(33)
Tapestry Inc	(5,067)	(217)
Taylor Morrison Home Corp, Cl A *	(2,177)	(121)
Tempur Sealy International Inc	(3,707)	(175)
Tesla Inc *	(23,673)	(4,684)
Texas Roadhouse Inc, Cl A	(714)	(123)
Thor Industries Inc	(2,243)	(210)
TJX Cos Inc/The	(8,890)	(979)
Toll Brothers Inc	(2,388)	(275)
TopBuild Corp *	(701)	(270)
Topgolf Callaway Brands Corp *	(3,851)	(59)
Tractor Supply Co	(845)	(228)
Travel + Leisure Co	(741)	(33)
Tri Pointe Homes Inc *	(2,431)	(91)
Ulta Beauty Inc *	(338)	(130)
Under Armour Inc, Cl A *	(5,429)	(36)
Under Armour Inc, Cl C *	(5,319)	(35)
United Parks & Resorts *	(580)	(31)
Urban Outfitters Inc *	(300)	(12)
Vail Resorts Inc	(497)	(90)
Valvoline Inc *	(1,272)	(55)
VF Corp	(7,451)	(101)
Victoria's Secret & Co *	(400)	(7)
Vista Outdoor Inc *	(1,476)	(56)
Visteon Corp *	(1,273)	(136)
Vizio Holding, Cl A *	(2,471)	(27)
Wayfair Inc, Cl A *	(700)	(37)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Wendy's Co/The	(2,615)	$(44)
Whirlpool Corp	(1,357)	(139)
Williams-Sonoma Inc	(494)	(139)
Wingstop Inc, Cl A	(304)	(128)
Winnebago Industries Inc	(1,063)	(58)
Wolverine World Wide Inc	(1,809)	(24)
Worthington Industries Inc	(789)	(37)
Wyndham Hotels & Resorts Inc	(907)	(67)
Wynn Resorts Ltd	(1,168)	(105)
XPEL Inc *	(815)	(29)
YETI Holdings Inc *	(1,954)	(75)
Yum! Brands Inc	(3,234)	(428)

		(50,625)

Information Technology — (2.5)%
Advanced Micro Devices Inc *	(2,504)	(406)
Amphenol Corp, Cl A	(1,805)	(122)
Analog Devices Inc	(780)	(178)
Apple Inc	(21,929)	(4,619)
Applied Materials Inc	(1,320)	(312)
Arista Networks Inc *	(364)	(128)
Arrow Electronics Inc, Cl A *	(113)	(14)
Avnet Inc	(27)	(1)
Broadcom Inc	(674)	(1,082)
CDW Corp/DE	(253)	(57)
Ciena Corp *	(300)	(15)
Cirrus Logic Inc *	(76)	(10)
Cisco Systems Inc	(7,425)	(353)
Cognex Corp	(158)	(7)
Corning Inc, Cl B	(1,646)	(64)
Enphase Energy Inc *	(314)	(31)
Entegris Inc	(238)	(32)
F5 Inc, Cl A *	(48)	(8)
First Solar Inc *	(210)	(47)
GLOBALFOUNDRIES Inc *	(360)	(18)
Hewlett Packard Enterprise Co	(1,755)	(37)
HP Inc	(1,610)	(56)
Intel Corp	(6,593)	(204)
Jabil Inc	(104)	(11)
Juniper Networks Inc	(322)	(12)
Keysight Technologies Inc *	(350)	(48)
KLA Corp	(220)	(181)
Lam Research Corp	(207)	(220)
Lattice Semiconductor Corp *	(266)	(15)
Marvell Technology Inc	(1,531)	(107)
Microchip Technology Inc	(764)	(70)
Micron Technology Inc	(1,708)	(225)
MKS Instruments Inc	(17)	(2)
Monolithic Power Systems Inc	(63)	(52)
Motorola Solutions Inc	(255)	(99)
NetApp Inc	(420)	(54)
Novanta Inc *	(100)	(16)
NVIDIA Corp	(37,124)	(4,586)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
ON Semiconductor Corp *	(630)	$(43)
Onto Innovation Inc *	(141)	(31)
Pure Storage Inc, Cl A *	(330)	(21)
Qorvo Inc *	(292)	(34)
QUALCOMM Inc	(1,791)	(357)
Rambus Inc *	(300)	(18)
Skyworks Solutions Inc	(231)	(25)
Super Micro Computer Inc *	(96)	(79)
Teledyne Technologies Inc *	(99)	(38)
Teradyne Inc	(286)	(42)
Texas Instruments Inc	(1,573)	(306)
Trimble Inc *	(391)	(22)
Western Digital Corp *	(448)	(34)
Zebra Technologies Corp, Cl A *	(109)	(34)

		(14,583)

Materials — (1.4)%
Air Products and Chemicals Inc	(1,399)	(361)
Albemarle Corp	(705)	(67)
Alcoa Corp	(1,325)	(53)
Alpha Metallurgical Resources Inc	(114)	(32)
Amcor PLC	(9,470)	(93)
AptarGroup Inc	(522)	(74)
Arcadium Lithium PLC *	(7,848)	(26)
Arch Resources Inc	(157)	(24)
Ashland Inc	(400)	(38)
ATI Inc *	(664)	(37)
Avery Dennison Corp	(481)	(105)
Avient Corp	(346)	(15)
Axalta Coating Systems Ltd *	(1,579)	(54)
Balchem Corp	(300)	(46)
Ball Corp	(2,120)	(127)
Berry Global Group Inc	(924)	(54)
Cabot Corp	(249)	(23)
Carpenter Technology Corp	(268)	(29)
Celanese Corp, Cl A	(551)	(74)
CF Industries Holdings Inc	(1,147)	(85)
Chemours Co/The	(712)	(16)
Cleveland-Cliffs Inc *	(3,021)	(46)
Commercial Metals Co, Cl A	(902)	(50)
Constellium, Cl A *	(300)	(6)
Corteva Inc	(4,331)	(234)
Crown Holdings Inc	(803)	(60)
Dow Inc	(4,642)	(246)
DuPont de Nemours Inc	(2,803)	(226)
Eagle Materials Inc	(207)	(45)
Eastman Chemical Co	(919)	(90)
Ecolab Inc	(1,579)	(376)
Element Solutions Inc	(1,724)	(47)
FMC Corp	(773)	(44)
Freeport-McMoRan Inc, Cl B	(9,084)	(441)
Graphic Packaging Holding Co	(2,044)	(54)
HB Fuller Co	(459)	(35)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Hecla Mining Co	(5,000)	$(24)
Huntsman Corp	(466)	(11)
Ingevity Corp *	(74)	(3)
Innospec Inc	(204)	(25)
International Flavors & Fragrances Inc	(1,506)	(143)
International Paper Co	(2,395)	(103)
Knife River Corp *	(400)	(28)
Linde PLC	(3,119)	(1,369)
Louisiana-Pacific Corp	(529)	(44)
LyondellBasell Industries NV, Cl A	(1,635)	(156)
Martin Marietta Materials Inc, Cl A	(381)	(206)
Materion Corp	(200)	(22)
Minerals Technologies Inc	(344)	(29)
Mosaic Co/The	(2,365)	(68)
NewMarket Corp	(47)	(24)
Newmont Corp	(7,550)	(316)
Nucor Corp	(1,613)	(255)
O-I Glass Inc, Cl I *	(1,336)	(15)
Olin Corp	(753)	(36)
Packaging Corp of America	(617)	(113)
PPG Industries Inc	(1,469)	(185)
Quaker Chemical Corp	(58)	(10)
Reliance Inc	(397)	(113)
Royal Gold Inc, Cl A	(441)	(55)
RPM International Inc	(835)	(90)
Scotts Miracle-Gro Co/The, Cl A	(382)	(25)
Sealed Air Corp	(1,187)	(41)
Sensient Technologies Corp	(200)	(15)
Sherwin-Williams Co/The, Cl A	(1,555)	(464)
Silgan Holdings Inc	(357)	(15)
Sonoco Products Co	(800)	(41)
Steel Dynamics Inc	(962)	(125)
Summit Materials Inc, Cl A *	(1,097)	(40)
Sylvamo Corp	(360)	(25)
Tronox Holdings	(1,296)	(20)
United States Steel Corp	(1,781)	(67)
Vulcan Materials Co	(865)	(215)
Warrior Met Coal Inc	(158)	(10)
Westlake Corp	(110)	(16)
Westrock Co	(1,607)	(81)

		(8,076)

Total Common Stock Sold Short
(Proceeds $77,770) ($ Thousands)		(76,651)

FOREIGN COMMON STOCK SOLD SHORT— 0.0%
Mexico — (0.0)%
Southern Copper Corp	(592)	(64)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK SOLD SHORT (continued)
South Korea — (0.0)%
Coupang Inc, Cl A *	(8,658)	$(181)

Thailand — (0.0)%
Fabrinet *	(100)	(25)

Total Foreign Common Stock Sold Short
(Proceeds $222) ($ Thousands)		(270)

Total Investments Sold Short — (13.0)%
(Proceeds $77,992) ($ Thousands)		$(76,921)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $46) ($ Thousands)		$(46)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

A list of open exchange traded options contracts for the Fund at June 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
September 2024, Nickel LME Future^	6	$576	$16,000.00	9/21/2024	$7

Call Options		–			–
September 2024, LEAD LME Spot Option^	55	3,163	2,300.00	9/21/2024	63
September 2024, Nickel LME Future^	18	2,052	19,000.00	9/21/2024	27
August 2024, Silver Futures^	21	3,412	32.50	7/20/2024	17
August 2024, Silver Futures^	21	4,463	42.50	7/20/2024	2

		13,090			109

Total Purchased Options		$13,666			$116
WRITTEN OPTIONS — 0.0%
Put Options
September 2024, LEAD LME Spot Option^	(11)	$(605)	2,200.00	09/21/2024	$(18)

Call Options
September 2024, LEAD LME Spot Option^	(55)	(3,438)	2,500.00	09/21/2024	(14)
September 2024, Nickel LME Future^	(18)	(2,268)	21,000.00	09/21/2024	(8)
August 2024, Silver Futures^	(42)	(7,875)	37.50	07/20/2024	(6)

		(13,581)			(28)

Total Written Options		$(14,186)			$(46)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	11	Sep-2024	$864	$918	$54
Brent Crude^	12	Jul-2024	983	1,020	37
Brent Crude^	23	Jan-2025	1,814	1,871	57
Brent Crude^	56	Sep-2024	4,776	4,760	(16)
Brent Crude^	11	Nov-2024	917	906	(11)
Coffee C^	24	Dec-2024	2,027	2,021	(6)
Coffee C^	10	Dec-2024	749	842	93
Coffee C^	7	Sep-2024	538	595	57
Coffee C^	10	Mar-2025	782	835	53
Coffee C^	24	Sep-2024	2,047	2,041	(6)
Copper^	13	Mar-2025	1,489	1,442	(47)
Copper^	13	Dec-2024	1,400	1,434	34
Copper^	38	Sep-2024	4,553	4,172	(381)
Copper^	8	Sep-2024	857	879	22
Corn^	55	Dec-2024	1,299	1,157	(142)
Corn^	22	Sep-2024	507	448	(59)
Corn^	54	Mar-2025	1,321	1,174	(147)
Cotton No. 2^	7	Dec-2024	261	255	(6)
Cotton No. 2^	17	Mar-2025	631	632	1
Feeder Cattle^	4	Aug-2024	524	519	(5)
Gasoline^	3	Oct-2024	274	280	6
Gasoline^	6	Dec-2024	543	547	4
Gasoline^	3	Feb-2025	266	275	9
Gasoline^	37	Sep-2024	3,767	3,840	73

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Gold^	16	Mar-2025	$3,864	$3,854	$(10)
Gold^	6	Aug-2024	1,285	1,403	118
Gold^	16	Dec-2024	3,523	3,817	294
Gold^	27	Aug-2024	6,474	6,317	(157)
KC HRW Wheat^	13	Mar-2025	458	401	(57)
KC HRW Wheat^	13	Dec-2024	410	392	(18)
KC HRW Wheat^	35	Sep-2024	1,156	1,026	(130)
Lean Hogs^	105	Oct-2024	3,283	3,181	(102)
Lean Hogs^	9	Dec-2024	285	252	(33)
Lean Hogs^	18	Feb-2025	562	537	(25)
Lean Hogs^	13	Aug-2024	466	465	(1)
Live Cattle^	13	Oct-2024	963	962	(1)
Live Cattle^	11	Mar-2025	823	826	3
Live Cattle^	8	Aug-2024	562	594	32
Live Cattle^	6	Oct-2024	443	444	1
Live Cattle^	6	Dec-2024	429	446	17
LME Copper^	2	Oct-2024	491	481	(10)
LME Lead^	2	Mar-2025	110	113	3
LME Lead^	4	Jan-2025	230	226	(4)
LME Lead^	4	Sep-2024	217	223	6
LME Lead^	2	Nov-2024	109	112	3
LME Nickel^	3	Nov-2024	335	314	(21)
LME Nickel^	16	Sep-2024	1,695	1,658	(37)
LME Nickel^	1	Sep-2024	99	104	5
LME Nickel^	3	Mar-2025	333	320	(13)
LME Nickel^	6	Jan-2025	684	634	(50)
LME Primary Aluminum^	8	Nov-2024	466	511	45
LME Primary Aluminum^	4	Sep-2024	240	252	12
LME Primary Aluminum^	16	Jan-2025	1,031	1,029	(2)
LME Primary Aluminum^	8	Mar-2025	528	519	(9)
LME Primary Aluminum^	5	Sep-2024	334	315	(19)
LME Zinc^	56	Sep-2024	4,112	4,110	(2)
LME Zinc^	9	Jan-2025	649	667	18
LME Zinc^	4	Mar-2025	286	298	12
LME Zinc^	5	Sep-2024	343	367	24
LME Zinc^	4	Nov-2024	263	295	32
Low Sulphur Gasoil^	4	Mar-2025	293	306	13
Low Sulphur Gasoil^	4	Nov-2024	305	312	7
Low Sulphur Gasoil^	9	Jan-2025	687	693	6
Low Sulphur Gasoil^	75	Sep-2024	5,668	5,880	212
Natural Gas^	259	Aug-2024	7,338	6,729	(609)
Natural Gas^	29	Feb-2025	1,022	944	(78)
Natural Gas^	49	Dec-2024	1,868	1,873	5
Natural Gas^	30	Oct-2024	901	925	24
NY Harbor ULSD^	2	Oct-2024	215	215	–
NY Harbor ULSD^	4	Aug-2024	414	428	14
NY Harbor ULSD^	2	Feb-2025	207	213	6
NY Harbor ULSD^	5	Dec-2024	528	536	8
NYMEX Cocoa^	9	Sep-2024	717	695	(22)
NYMEX Cocoa^	88	Dec-2024	6,607	5,800	(807)
Palladium^	8	Sep-2024	781	782	1
Platinum^	21	Oct-2024	1,075	1,065	(10)
Silver^	9	Mar-2025	1,351	1,369	18
Silver^	21	Sep-2024	3,149	3,103	(46)
Silver^	4	Sep-2024	494	591	97
Silver^	9	Dec-2024	1,265	1,349	84
Soybean^	10	Nov-2024	586	552	(34)
Soybean^	14	Mar-2025	815	786	(29)
Soybean^	29	Jan-2025	1,731	1,621	(110)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Soybean Meal^	29	Jan-2025	$1,040	$976	$(64)
Soybean Meal^	15	Mar-2025	529	506	(23)
Soybean Meal^	64	Dec-2024	2,261	2,147	(114)
Soybean Oil^	36	Jan-2025	997	946	(51)
Soybean Oil^	24	Dec-2024	653	631	(22)
Soybean Oil^	18	Mar-2025	479	474	(5)
Sugar No. 11^	37	Sep-2024	787	841	54
Sugar No. 11^	53	Feb-2025	1,207	1,222	15
U.S. 5-Year Treasury Note	288	Sep-2024	30,479	30,695	216
Wheat^	6	Sep-2024	186	172	(14)
Wheat^	20	Mar-2025	699	615	(84)
Wheat^	8	Sep-2024	226	230	4
Wheat^	20	Dec-2024	628	597	(31)
WTI Crude Oil^	68	Oct-2024	5,263	5,372	109
WTI Crude Oil^	57	Aug-2024	4,420	4,596	176
WTI Crude Oil^	12	Feb-2025	889	920	31
WTI Crude Oil^	24	Dec-2024	1,855	1,866	11
			161,345	159,901	(1,444)
Short Contracts
Cotton No. 2^	(16)	Dec-2024	$(584)	$(582)	$2
Feeder Cattle^	(19)	Aug-2024	(2,399)	(2,464)	(65)
LME Lead^	(42)	Sep-2024	(2,384)	(2,340)	44
MSCI EAFE Index	(74)	Sep-2024	(8,737)	(8,670)	67
NY Harbor ULSD^	(18)	Aug-2024	(1,909)	(1,927)	(18)
NYMEX Cocoa^	(72)	Sep-2024	(6,306)	(5,566)	740
S&P 500 Index E-MINI	(65)	Sep-2024	(17,851)	(17,945)	(94)
Sugar No. 11^	(42)	Sep-2024	(895)	(955)	(60)
U.S. 2-Year Treasury Note	(74)	Sep-2024	(15,071)	(15,112)	(41)
U.S. Ultra Long Treasury Bond	(11)	Sep-2024	(1,345)	(1,378)	(33)
Ultra 10-Year U.S. Treasury Note	(70)	Sep-2024	(7,865)	(7,947)	(82)
			(65,346)	(64,886)	460
			$95,999	$95,015	$(984)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	08/08/24	EUR	1,622	USD	1,747	$6

A list of open OTC swap agreements held by the Fund at June 30, 2024, are as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	CMBX-BBB--364870	3.00%	Monthly	12/31/2049	$19	$(2)	$—	$(2)
Goldman Sachs	CMBX-BBB--407892	3.00%	Monthly	05/11/2063	86	(11)	(7)	(4)
Goldman Sachs	CMBX-BBB--408196	3.00%	Monthly	05/11/2063	7	(1)	—	(1)
Goldman Sachs	CMBX-BBB--408197	3.00%	Monthly	05/11/2063	14	(2)	(1)	(1)
Goldman Sachs	CMBX-BBB--408481	3.00%	Monthly	05/11/2063	14	(2)	(1)	(1)
Goldman Sachs	CMBX-BBB--408891	3.00%	Monthly	05/11/2063	29	(4)	(3)	(1)
Deutsche Bank	CMBX-BBB--409304	3.00%	Monthly	05/11/2063	15	(2)	(1)	(1)
Deutsche Bank	CMBX-BBB--409425	3.00%	Monthly	05/11/2063	89	(12)	(10)	(2)
Deutsche Bank	CMBX-BBB--410332	3.00%	Monthly	05/11/2063	50	(7)	(5)	(2)
Deutsche Bank	CMBX-BBB--410410	3.00%	Monthly	05/11/2063	50	(7)	(5)	(2)
Citigroup	CMBX-BBB--413146	3.00%	Monthly	05/11/2063	15	(2)	(1)	(1)
Citigroup	CMBX-BBB--413312	3.00%	Monthly	05/11/2063	13	(2)	(1)	(1)

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Continued)

Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CMBX-BBB--416265	3.00%	Monthly	05/11/2063	$99	$(13)	$(9)	$(4)
Citigroup	CMBX-BBB--434583	3.00%	Monthly	05/11/2063	2	—	—	—
Citigroup	CMBX-BBB--465843	3.00%	Monthly	05/11/2063	17	(6)	(2)	(4)
Citigroup	CMBX-BBB--468788	3.00%	Monthly	05/11/2063	12	(2)	(1)	(1)
Citigroup	CMBX-BBB--468793	3.00%	Monthly	05/11/2063	15	(2)	(2)	—
Citigroup	CMBX-BBB--469138	3.00%	Monthly	05/11/2063	14	(2)	(2)	—
Citigroup	CMBX-BBB--469653	3.00%	Monthly	05/11/2063	3	—	—	—
Credit Suisse	CMBX-BBB--470792	3.00%	Monthly	05/11/2063	1	—	—	—
Citigroup	CMBX-BBB--489133	3.00%	Monthly	05/11/2063	27	(4)	(3)	(1)
Citigroup	CMBX-BBB--489134	3.00%	Monthly	05/11/2063	8	(1)	—	(1)
Citigroup	CMBX-BBB--499059	3.00%	Monthly	05/11/2063	9	(1)	—	(1)
						$(85)	$(54)	$(31)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2024, are as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-NAHYS42V1-5Y	5.00%	Quarterly	06/20/2029	$4,970	$(312)	$(320)	$8
ITRAXX-AUSTRALIAS41	1.00%	Quarterly	06/20/2029	14,530	(186)	(225)	39
MALAYSIA	1.00%	Quarterly	06/20/2029	18,090	(440)	(443)	3
					$(938)	$(988)	$50

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-NAIGS42V1-5Y	1.00%	Quarterly	06/20/2029	$7,415	$153	$153	$–
CDX-NAIGS42V1-5Y	1.00%	Quarterly	06/20/2029	7,115	146	151	(5)
					$299	$304	$(5)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.146%	CPI	Annually	01/15/2027	USD	6,000	$1,067	$–	$1,067
1.4725%	SOFR	Annually	11/09/2026	USD	1,490	100	92	8
1.455%	SOFR	Annually	11/08/2026	USD	1,490	100	93	7
1.3945%	SOFR	Annually	05/21/2031	USD	18,720	2,875	2,553	322
1.98%	SOFR	Annually	07/12/2027	USD	1,075	70	55	15
2.28%	SOFR	Annually	05/18/2025	USD	2,820	69	52	17
1.27%	SOFR	Annually	09/27/2029	USD	2,230	289	235	54
1.965%	SOFR	Annually	06/04/2029	USD	4,220	391	298	93
0.316%	SOFR	Annually	06/05/2027	USD	15,800	1,731	1,488	243
2.21%	SOFR	Annually	04/04/2027	USD	10,400	579	438	141
1.33%	SOFR	Annually	10/25/2026	USD	6,110	421	345	76
1.92%	SOFR	Annually	08/04/2025	USD	2,717	89	68	21
2.51%	SOFR	Annually	06/09/2025	USD	1,710	40	30	10
1.8%	SOFR	Annually	04/21/2025	USD	2,760	73	58	15
2.4%	SOFR	Annually	11/10/2035	USD	1,190	165	105	60
						$8,059	$5,910	$2,149

SEI Institutional Managed Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Inflation Managed Fund (Concluded)

As of June 30, 2024, the open Reverse Repurchase Agreements held by the Fund are listed below:

Multi-Asset Inflation Managed Fund
Principal Amount ($ Thousands)	Counterparty	Rate	Value ($ Thousands)
$(25,795)	Chase Securities	5.40%	$(25,795)
(7,605)	Chase Securities	5.41%	(7,605)
(17,307)	Chase Securities	5.45%	(17,307)
(8,120)	Chase Securities	5.46%	(8,120)
(11,033)	Chase Securities	5.46%	(11,033)
(6,399)	Chase Securities	5.49%	(6,399)
			$(76,259)

Percentages are based on Net Assets of $592,066 ($ Thousands).
^	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2024.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of June 30, 2024 was $60,709 ($ Thousands).
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $64,920 ($ Thousands), representing 11.0% of the Net Assets of the Fund.

(E)	Security is in default on interest payment.
(F)	Perpetual security with no stated maturity date.
(G)	Zero coupon security.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 44.7%
U.S. Treasury Bills
5.325%, 07/25/2024 (A)	$86,000	$85,700
5.312%, 07/11/2024 (A)	18,400	18,373
5.312%, 08/01/2024 (A)	44,600	44,398
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	534	577
3.625%, 04/15/2028	2,362	2,482
3.375%, 04/15/2032	592	647
2.500%, 01/15/2029	2,467	2,510
2.375%, 01/15/2027	721	721
2.375%, 10/15/2028	2,476	2,509
2.125%, 04/15/2029	2,516	2,519
2.000%, 01/15/2026	3,832	3,784
1.750%, 01/15/2028	4,753	4,677
1.750%, 01/15/2034	4,234	4,108
1.625%, 10/15/2027	2,110	2,076
1.375%, 07/15/2033	3,505	3,309
1.250%, 04/15/2028	3,658	3,533
1.125%, 01/15/2033	3,633	3,361
0.875%, 01/15/2029	1,086	1,029
0.750%, 07/15/2028	2,301	2,187
0.625%, 01/15/2026	3,504	3,390
0.625%, 07/15/2032	3,949	3,540
0.500%, 01/15/2028	1,758	1,656
0.375%, 07/15/2025	2,900	2,827
0.375%, 01/15/2027	1,086	1,033
0.375%, 07/15/2027	2,417	2,294
0.250%, 07/15/2029	2,200	2,020
0.125%, 10/15/2025	1,147	1,109
0.125%, 10/15/2025	616	596
0.125%, 04/15/2026	2,111	2,016
0.125%, 07/15/2026	2,974	2,843
0.125%, 10/15/2026	2,631	2,504
0.125%, 04/15/2027	2,428	2,285
0.125%, 01/15/2030	3,255	2,930
0.125%, 07/15/2030	2,976	2,662
0.125%, 01/15/2031	3,864	3,410
0.125%, 07/15/2031	3,888	3,414
0.125%, 01/15/2032	2,892	2,503

Total U.S. Treasury Obligations
(Cost $231,553) ($ Thousands)		231,532

COMMERCIAL PAPER — 36.7%
Consumer Discretionary — 3.9%
American Honda Financial Corp
5.572%, 09/10/2024 (A)	4,650	4,597
Aviation Capital Group LLC
5.828%, 07/10/2024 (A)	4,850	4,841
5.800%, 07/05/2024 (A)	5,200	5,194

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Parker-Hannifin Corp
5.463%, 07/25/2024 (A)	5,350	$5,328

		19,960

Energy — 3.2%
Enbridge US Inc
5.546%, 07/15/2024 (A)	5,750	5,735
Waste Management Inc
5.505%, 07/11/2024 (A)	5,900	5,888
WGL Holdings Inc
5.919%, 07/15/2024 (A)	4,750	4,738

		16,361

Financials — 20.1%
Bank Of Montreal
5.397%, 07/30/2024 (A)	2,800	2,787
Barclays Bank
5.454%, 08/23/2024 (A)	10,000	9,916
China Construction Bank Corp
5.312%, 07/01/2024 (A)	8,500	8,496
Corporacion Andina De Fomento
5.416%, 07/19/2024 (A)	9,250	9,221
5.412%, 07/02/2024 (A)	1,000	1,000
Danske Bank
5.383%, 07/29/2024 (A)	9,950	9,904
Enel Finance America LLC
5.653%, 09/16/2024 (A)	8,750	8,642
General Motors Financial
5.709%, 07/30/2024 (A)	$5,250	5,224
Hyundai Capital America
5.604%, 07/12/2024 (A)	6,950	6,935
5.595%, 08/14/2024 (A)	3,100	3,078
Intesa Sanpaolo
5.726%, 08/21/2024 (A)	10,000	9,914
Macquarie
5.412%, 08/12/2024 (A)	9,050	8,989
Sumitomo Mitsui Banking Corporation
5.446%, 07/05/2024 (A)	10,250	10,239
VW Credit Inc
5.566%, 07/09/2024 (A)	10,000	9,983

		104,328

Information Technology — 2.5%
Fiserv Inc
5.473%, 07/22/2024 (A)	2,790	2,780
5.473%, 07/24/2024 (A)	7,250	7,221
Jabil Inc
5.941%, 07/05/2024 (A)	3,100	3,096

		13,097

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Capital Stability Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
COMMERCIAL PAPER (continued)
Materials — 1.7%
BASF
5.537%, 07/30/2024 (A)		9,100	$9,056

Transportation — 1.0%
TransCanada PipeLines Ltd
5.572%, 07/01/2024 (A)		5,200	5,197

Utilities — 4.3%
Brookfield Infrastructure
5.968%, 07/09/2024 (A)		10,000	9,984
ENGIE
5.400%, 08/05/2024 (A)		2,800	2,784
Oglethorpe Power
5.552%, 07/12/2024 (A)		8,450	8,432
5.524%, 07/25/2024 (A)		950	946

			22,146

Total Commercial Paper
(Cost $190,234) ($ Thousands)			190,145

SOVEREIGN DEBT — 13.4%

Japan Treasury Discount Bill
0.000%, 08/26/2024	JPY	11,134,000	69,213

Total Sovereign Debt

(Cost $70,986) ($ Thousands)			69,213

U.S. GOVERNMENT AGENCY OBLIGATION — 1.0%
FHLB
4.500%, 03/10/2028		$5,160	5,154

Total U.S. Government Agency Obligation
(Cost $5,273) ($ Thousands)			5,154

	Shares
EXCHANGE TRADED FUNDS — 0.9%

Vanguard Intermediate-Term Corporate Bond ETF		429	34
Vanguard Long-Term Corporate Bond ETF		90	7
Vanguard Mortgage-Backed Securities ETF		101,609	4,613

Total Exchange Traded Funds
(Cost $4,615) ($ Thousands)			4,654

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 0.2%

Consumer Discretionary — 0.0%
Amazon.com Inc, Cl A *	1,445	$279

Information Technology — 0.2%
Apple Inc	1,108	234
Microsoft Corp	533	238
NVIDIA Corp	2,880	356

		828
Total Common Stock
(Cost $909) ($ Thousands)		1,107
Total Investments in Securities — 96.9%
(Cost $503,570) ($ Thousands)		$501,805

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Capital Stability Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Amsterdam Index	12	Jul-2024	$2,384	$2,382	$(2)
Australian 10-Year Bond	116	Sep-2024	8,837	8,798	(90)
CAC40 10 Euro Index	20	Jul-2024	1,623	1,606	(17)
Canadian 10-Year Bond	114	Sep-2024	9,990	10,003	5
DAX Index	4	Sep-2024	1,957	1,972	15
Euro STOXX 50	23	Sep-2024	1,221	1,215	(4)
Euro-Buxl	22	Sep-2024	3,035	3,071	70
Euro-OAT	19	Sep-2024	2,544	2,506	(21)
FTSE 100 Index	38	Sep-2024	3,950	3,944	7
FTSE MIB Index	7	Sep-2024	1,241	1,254	13
IBEX	11	Jul-2024	1,284	1,283	(1)
Long Gilt 10-Year Bond	10	Sep-2024	1,246	1,233	(6)
Long Gilt 10-Year Bond	43	Sep-2024	5,313	5,303	25
MSCI EAFE Index	141	Sep-2024	16,640	16,520	(120)
MSCI Emerging Markets	337	Sep-2024	18,244	18,336	92
NASDAQ 100 Index E-MINI	21	Sep-2024	8,383	8,370	(13)
Nikkei 225 Index	195	Sep-2024	4,864	4,798	52
OMX Stockholm 30	50	Jul-2024	1,219	1,218	6
Russell 2000 Index E-MINI	31	Sep-2024	3,148	3,201	53
S&P 500 Index E-MINI	153	Sep-2024	42,041	42,240	199
S&P Mid Cap 400 Index E-MINI	12	Sep-2024	3,580	3,549	(31)
S&P TSX 60 Index	33	Sep-2024	6,257	6,321	44
SPI 200 Index	107	Sep-2024	13,603	13,884	116
TOPIX Index	11	Sep-2024	1,938	1,922	19
U.S. 5-Year Treasury Note	258	Sep-2024	27,397	27,498	101
U.S. 10-Year Treasury Note	184	Sep-2024	20,130	20,238	108
U.S. Long Treasury Bond	23	Sep-2024	2,703	2,721	18
U.S. Ultra Long Treasury Bond	30	Sep-2024	3,750	3,760	10
			218,522	219,146	648
Short Contracts
FTSE 100 Index	(27)	Sep-2024	$(2,826)	$(2,803)	$14
Japanese 10-Year Bond	(6)	Sep-2024	(5,518)	(5,328)	23
SPI 200 Index	(27)	Sep-2024	(3,469)	(3,504)	(7)
			(11,813)	(11,635)	30
			$206,709	$207,511	$678

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	07/19/24	USD	1,135	NOK	12,445	$35
Bank of America	07/19/24	COP	1,523,902	USD	386	20
Bank of America	07/25/24	USD	767	NZD	1,257	(1)
Bank of America	07/25/24	PHP	11,216	USD	194	2
Bank of America	08/23/24	TWD	10,348	USD	318	(1)
Bank of America	08/28/24	JPY	11,153,000	USD	72,148	2,151
Barclays PLC	07/02/24	USD	1,134	BRL	5,852	(81)
Barclays PLC	07/18/24	KRW	428,820	USD	310	(2)
Barclays PLC	07/19/24	COP	1,155,230	USD	278	—
Barclays PLC	07/19/24	IDR	8,252,768	USD	516	11
Barclays PLC	07/25/24	USD	874	PHP	49,965	(19)
Barclays PLC	07/25/24	NZD	2,925	USD	1,794	12

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/25/24	PHP	54,288	USD	946	$17
Barclays PLC	08/08/24	EUR	858	CHF	827	5
Barclays PLC	08/16/24	USD	781	JPY	119,704	(31)
Barclays PLC	08/21/24	USD	1,030	MYR	4,907	13
Barclays PLC	08/21/24	MYR	6,415	USD	1,357	(6)
BNP Paribas	07/02/24	BRL	1,054	USD	195	5
BNP Paribas	07/19/24	USD	307	CLP	282,162	(8)
BNP Paribas	07/19/24	COP	899,063	USD	233	17
BNP Paribas	07/25/24	USD	697	NZD	1,129	(10)
Brown Brothers Harriman	07/11/24	EUR	317	HUF	122,232	(8)
Brown Brothers Harriman	07/11/24	PLN	312	USD	78	—
Brown Brothers Harriman	07/11/24	PLN	616	USD	153	—
Brown Brothers Harriman	07/11/24	PLN	967	EUR	226	1
Brown Brothers Harriman	07/11/24	USD	317	CZK	7,534	5
Brown Brothers Harriman	07/11/24	USD	687	CZK	15,611	(19)
Brown Brothers Harriman	07/11/24	USD	620	PLN	2,519	7
Brown Brothers Harriman	07/11/24	USD	965	PLN	3,832	(12)
Brown Brothers Harriman	07/11/24	USD	1,835	HUF	682,018	15
Brown Brothers Harriman	07/11/24	USD	906	HUF	329,614	(12)
Brown Brothers Harriman	07/11/24	CZK	22,923	USD	996	15
Brown Brothers Harriman	07/11/24	CZK	19,754	USD	836	(10)
Brown Brothers Harriman	07/11/24	HUF	26,012	USD	73	3
Brown Brothers Harriman	07/11/24	HUF	172,517	USD	466	(2)
Brown Brothers Harriman	07/12/24	USD	105	THB	3,858	—
Brown Brothers Harriman	07/12/24	USD	1,263	THB	46,142	(4)
Brown Brothers Harriman	07/12/24	THB	56,385	USD	1,542	4
Brown Brothers Harriman	07/12/24	THB	28,095	USD	765	(1)
Brown Brothers Harriman	07/19/24	USD	955	NOK	10,425	24
Brown Brothers Harriman	07/19/24	USD	250	NOK	2,643	(2)
Brown Brothers Harriman	07/19/24	USD	1,093	SEK	11,783	21
Brown Brothers Harriman	07/19/24	USD	734	SEK	7,705	(5)
Brown Brothers Harriman	07/19/24	NOK	8,462	USD	801	6
Brown Brothers Harriman	07/19/24	NOK	4,403	USD	398	(16)
Brown Brothers Harriman	07/19/24	SEK	4,987	USD	478	6
Brown Brothers Harriman	07/19/24	SEK	32,567	USD	3,013	(66)
Brown Brothers Harriman	07/23/24	USD	913	CNH	6,636	(2)
Brown Brothers Harriman	07/23/24	CNH	3,511	USD	486	4
Brown Brothers Harriman	07/25/24	USD	84	MXN	1,580	2
Brown Brothers Harriman	07/25/24	NZD	142	USD	87	—
Brown Brothers Harriman	07/25/24	SGD	456	USD	340	3
Brown Brothers Harriman	07/25/24	USD	1,532	NZD	2,499	(9)
Brown Brothers Harriman	07/25/24	MXN	16,454	USD	976	79
Brown Brothers Harriman	08/08/24	EUR	586	CHF	561	(2)
Brown Brothers Harriman	08/08/24	EUR	888	USD	957	3
Brown Brothers Harriman	08/08/24	USD	448	EUR	419	2
Brown Brothers Harriman	08/08/24	USD	467	EUR	434	(1)
Brown Brothers Harriman	08/08/24	USD	820	CHF	742	10
Brown Brothers Harriman	08/08/24	USD	608	CHF	540	(3)
Brown Brothers Harriman	08/08/24	CHF	876	USD	987	7
Brown Brothers Harriman	08/08/24	CHF	892	USD	996	(2)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	08/16/24	USD	2,248	JPY	350,392	$(53)
Brown Brothers Harriman	08/16/24	JPY	24,995	USD	161	4
Brown Brothers Harriman	08/22/24	USD	616	ZAR	11,445	8
Brown Brothers Harriman	08/22/24	ZAR	10,211	USD	561	4
Brown Brothers Harriman	08/22/24	ZAR	9,057	USD	493	(2)
Brown Brothers Harriman	08/23/24	USD	156	CAD	215	1
Brown Brothers Harriman	08/23/24	CAD	887	USD	649	—
Brown Brothers Harriman	08/29/24	GBP	488	USD	619	2
Brown Brothers Harriman	08/29/24	USD	590	GBP	465	(2)
Brown Brothers Harriman	09/19/24	USD	175	AUD	263	—
Deutsche Bank	07/02/24	USD	309	BRL	1,629	(15)
Deutsche Bank	07/11/24	PLN	2,322	USD	586	9
Deutsche Bank	07/11/24	HUF	282,112	USD	781	15
Deutsche Bank	07/18/24	KRW	187,779	USD	136	—
Deutsche Bank	07/19/24	USD	287	PEN	1,087	(3)
Deutsche Bank	07/19/24	USD	906	COP	3,578,195	(45)
Deutsche Bank	07/19/24	USD	109	IDR	1,790,731	—
Deutsche Bank	07/19/24	USD	988	IDR	15,777,392	(24)
Deutsche Bank	07/19/24	USD	1,308	SEK	13,645	(18)
Deutsche Bank	07/19/24	PEN	2,044	USD	541	7
Deutsche Bank	07/19/24	COP	583,748	USD	148	7
Deutsche Bank	07/19/24	IDR	25,261,745	USD	1,575	31
Deutsche Bank	07/25/24	USD	101	PHP	5,931	1
Deutsche Bank	07/25/24	MXN	9,990	USD	550	6
Deutsche Bank	08/02/24	USD	880	BRL	4,798	(19)
Deutsche Bank	08/02/24	BRL	5,184	USD	951	21
Deutsche Bank	08/08/24	USD	530	CHF	475	1
Deutsche Bank	08/08/24	EUR	651	USD	701	2
Deutsche Bank	08/08/24	USD	2,305	EUR	2,141	(6)
Deutsche Bank	08/16/24	USD	663	JPY	104,441	(9)
Deutsche Bank	08/16/24	JPY	384,790	USD	2,492	81
Deutsche Bank	08/23/24	TWD	18,112	USD	565	5
Goldman Sachs	07/02/24	USD	169	BRL	918	(4)
Goldman Sachs	07/02/24	BRL	4,742	USD	908	54
Goldman Sachs	07/18/24	USD	340	KRW	467,986	—
Goldman Sachs	07/18/24	KRW	581,434	USD	428	5
Goldman Sachs	07/19/24	USD	165	CLP	150,823	(6)
Goldman Sachs	07/19/24	USD	86	COP	360,174	—
Goldman Sachs	07/19/24	USD	214	COP	838,609	(13)
Goldman Sachs	07/19/24	EUR	804	SEK	9,116	—
Goldman Sachs	07/19/24	PEN	2,182	USD	581	11
Goldman Sachs	07/19/24	USD	2,952	IDR	47,895,189	(25)
Goldman Sachs	07/19/24	SEK	16,370	USD	1,554	7
Goldman Sachs	07/19/24	CLP	63,587	USD	69	2
Goldman Sachs	07/19/24	IDR	19,119,006	USD	1,183	14
Goldman Sachs	07/25/24	USD	1,625	MXN	27,203	(143)
Goldman Sachs	07/25/24	USD	116	PHP	6,780	—
Goldman Sachs	07/25/24	USD	2,095	PHP	119,516	(51)
Goldman Sachs	07/25/24	PHP	94,859	USD	1,663	40
Goldman Sachs	08/08/24	EUR	1,277	USD	1,366	(5)

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	08/16/24	USD	570	JPY	88,648	$(15)
Goldman Sachs	08/16/24	JPY	91,254	USD	595	23
Goldman Sachs	08/21/24	USD	2,047	MYR	9,694	13
Goldman Sachs	08/21/24	USD	3,840	MYR	18,022	(11)
Goldman Sachs	08/21/24	MYR	15,500	USD	3,314	21
Goldman Sachs	08/21/24	MYR	3,039	USD	638	(8)
Goldman Sachs	08/23/24	USD	511	TWD	16,440	(4)
Goldman Sachs	08/23/24	USD	3,899	CAD	5,362	25
Goldman Sachs	08/23/24	CAD	4,025	USD	2,927	(19)
Goldman Sachs	08/23/24	TWD	17,671	USD	545	—
Goldman Sachs	09/18/24	CNY	5,857	USD	824	3
HSBC	07/19/24	USD	497	IDR	7,913,115	(14)
HSBC	07/19/24	CLP	386,367	USD	426	17
HSBC	08/16/24	JPY	138,287	USD	878	12
JPMorgan Chase Bank	07/11/24	CZK	12,394	USD	533	2
JPMorgan Chase Bank	07/18/24	USD	652	KRW	896,371	(1)
JPMorgan Chase Bank	07/19/24	PEN	1,102	USD	295	8
JPMorgan Chase Bank	07/19/24	SEK	7,825	USD	716	(24)
JPMorgan Chase Bank	07/19/24	CLP	94,648	USD	105	4
JPMorgan Chase Bank	07/19/24	COP	957,829	USD	241	10
JPMorgan Chase Bank	07/19/24	IDR	2,293,745	USD	141	1
JPMorgan Chase Bank	07/23/24	CNH	4,069	USD	564	6
JPMorgan Chase Bank	08/23/24	USD	544	CAD	742	(1)
JPMorgan Chase Bank	09/13/24	USD	534	INR	44,690	1
JPMorgan Chase Bank	09/13/24	INR	87,974	USD	1,051	(2)
Merrill Lynch	07/02/24	USD	175	BRL	920	(9)
Merrill Lynch	07/02/24	BRL	2,788	USD	522	20
Merrill Lynch	07/18/24	USD	183	KRW	253,189	1
Merrill Lynch	07/18/24	KRW	439,019	USD	318	(1)
Merrill Lynch	07/19/24	USD	132	CLP	117,470	(7)
Merrill Lynch	07/19/24	USD	232	COP	957,829	(1)
Merrill Lynch	07/19/24	USD	802	NOK	8,549	2
Merrill Lynch	07/19/24	USD	1,006	IDR	16,201,616	(16)
Merrill Lynch	07/19/24	USD	1,657	SEK	18,015	46
Merrill Lynch	07/19/24	NOK	21,205	USD	1,934	(59)
Merrill Lynch	07/19/24	COP	254,861	USD	66	5
Merrill Lynch	07/19/24	IDR	25,441,296	USD	1,560	6
Merrill Lynch	07/23/24	CNH	15,892	USD	2,202	20
Merrill Lynch	07/25/24	USD	389	PHP	22,960	3
Merrill Lynch	07/25/24	USD	189	PHP	10,806	(4)
Merrill Lynch	07/25/24	USD	3,554	NZD	5,796	(24)
Merrill Lynch	07/25/24	NZD	3,801	USD	2,320	5
Merrill Lynch	07/25/24	PHP	47,739	USD	823	7
Merrill Lynch	07/25/24	PHP	14,813	USD	252	(2)
Merrill Lynch	08/02/24	USD	227	BRL	1,263	(1)
Merrill Lynch	09/13/24	USD	1,658	INR	138,835	4
Morgan Stanley	07/02/24	BRL	1,121	USD	207	5
Morgan Stanley	07/11/24	HUF	653,563	USD	1,757	(17)
Morgan Stanley	07/18/24	USD	989	KRW	1,351,857	(6)
Morgan Stanley	07/18/24	KRW	5,633	USD	4	—

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	07/18/24	KRW	278,351	USD	203	$1
Morgan Stanley	07/19/24	USD	693	PEN	2,571	(21)
Morgan Stanley	07/19/24	USD	1,758	CLP	1,640,756	(20)
Morgan Stanley	07/19/24	CLP	1,454,114	USD	1,558	18
Morgan Stanley	07/25/24	USD	333	PHP	19,550	1
Morgan Stanley	07/25/24	USD	86	PHP	5,010	—
Morgan Stanley	08/08/24	CHF	1,779	USD	1,977	(12)
Morgan Stanley	08/16/24	JPY	83,345	USD	535	13
Morgan Stanley	08/21/24	USD	1,340	MYR	6,283	(5)
Morgan Stanley	08/21/24	MYR	2,167	USD	461	1
Morgan Stanley	08/21/24	MYR	2,901	USD	618	1
Morgan Stanley	08/21/24	MYR	1,894	USD	398	(5)
Morgan Stanley	08/23/24	USD	3,323	TWD	105,887	(53)
Morgan Stanley	08/23/24	TWD	64,022	USD	2,009	32
Morgan Stanley	08/29/24	GBP	988	USD	1,254	4
Morgan Stanley	08/29/24	USD	2,165	GBP	1,707	(6)
Morgan Stanley	09/19/24	USD	2,601	AUD	3,909	15
Morgan Stanley	09/19/24	AUD	2,699	USD	1,796	(10)
						$2,043

A list of the open OTC swap agreements held by the Fund at June 30, 2024, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	Pay Gold EQ Index	Goldman Sachs Weekly TY Volatility Carry Strategy	Negative Index Return	Quarterly	08/22/2024	USD	2,134	$97	$–	$97
Goldman Sachs	Pay Gold EQ Index	Goldman Sachs Weekly TY Volatility Carry Strategy	Negative Index Return	Quarterly	08/22/2024	USD	1,095	18	–	18
								$115	$–	$115

SEI Institutional Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Multi-Asset Capital Stability Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2024, is as follows:

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.S42.V1-5Y	5.00%	Quarterly	06/20/2029	$7,310	$464	$490	$(26)
CDX.NA.IG.S42.V1-5Y	1.00%	Quarterly	06/20/2029	6,070	125	131	(6)
ITRAXX.XOVER.S39.V1-5Y	5.00%	Quarterly	06/20/2028	1,283	113	96	17
					$702	$717	$(15)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH NZD - BKBM	4.5675	Quarterly	05/10/2034	NZD	280	$1	$–	$1
3-MONTH NZD - BKBM	4.371%	Quarterly	06/18/2034	NZD	1,310	(8)	–	(8)
6-MONTH AUD - BBSW	4.2965%	Semi-Annually	06/17/2034	AUD	1,380	(17)	–	(17)
3-MONTH NZD - BKBM	4.6%	Quarterly	06/12/2034	NZD	1,570	8	–	8
6-MONTH AUD - BBSW	4.496%	Semi-Annually	06/12/2034	AUD	1,740	(3)	–	(3)
3-MONTH NZD - BKBM	4.47%	Quarterly	05/21/2034	NZD	1,530	(2)	–	(2)
6-MONTH AUD - BBSW	4.429%	Semi-Annually	05/20/2034	AUD	1,620	(9)	–	(9)
3-MONTH NZD - BKBM	4.595	Quarterly	05/14/2034	NZD	340	2	–	2
6-MONTH AUD - BBSW	4.559	Semi-Annually	05/13/2034	AUD	370	–	–	–
3-MONTH NZD - BKBM	4.401%	Quarterly	06/26/2034	NZD	1,000	(5)	–	(5)
6-MONTH AUD - BBSW	4.524	Semi-Annually	05/09/2034	AUD	290	–	–	–
3-MONTH NZD - BKBM	4.3625%	Quarterly	03/12/2034	NZD	1,460	(9)	–	(9)
3-MONTH AUD - BBSW	4.2255%	Semi-Annually	03/11/2034	AUD	1,560	(25)	–	(25)
6-MONTH AUD - BBSW	4.3965%	Semi-Annually	06/25/2034	AUD	1,060	(8)	–	(8)
3-MONTH NZD - BKBM	4.7725	Quarterly	12/04/2033	NZD	160	2	–	2
6-MONTH AUD - BBSW	4.7295	Semi-Annually	12/01/2033	AUD	210	2	–	2
6-MONTH AUD - BBSW	4.5395	Semi-Annually	12/13/2033	AUD	1,790	2	–	2
3-MONTH NZD - BKBM	4.7175	Quarterly	12/14/2033	NZD	1,690	18	–	18
6-MONTH AUD - BBSW	4.178	Semi-Annually	12/28/2033	AUD	1,040	(19)	–	(19)
3-MONTH NZD - BKBM	4.178	Quarterly	12/29/2033	NZD	1,020	(15)	–	(15)
						$(85)	$–	$(85)

Percentages are based on Net Assets of $517,974 ($ Thousands).
*	Non-income producing security.
(A)	Interest rate represents the security's effective yield at the time of purchase.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Managed Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

June 30, 2024 (Unaudited)

Portfolio Abbreviations
ABS — Asset-Backed Security
ACWI — All Country World Index
ADR — American Depositary Receipt
AID — Agency for International Development
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
Cl — Class
CLO — Collateralized Loan Obligation
COP— Certificate of Participation
CMBX — Commercial Mortgage-Backed Index
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FBIL — Financial Benchmarks India Pvt. Ltd.
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
IBEX— Spanish Stock Exchange Index
JIBAR— Johannesburg Interbank Agreed Rate
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
LTD — Limited
MIBOR — Mumbai InterBank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN - TIIE — Mexico Interbank 28-Day Interest Rate
NVDR — Non-Voting Depository Receipt
OTC — Over The Counter
PJSC — Public Joint-Stock Company
PRIBOR— Prague Interbank Offered Rate
Ser — Series
SOFR — Secured Overnight Financing Rate
WIBOR— Warsaw Interbank Offered Rate

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional Managed Trust